                         As filed with the Securities and Exchange Commission on February 28, 2002
                         -------------------------------------------------------------------------

                                             Securities Act File No. 333-23017
                                         Investment Company Act File No. 811-08085

                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549

                                                         FORM N-1A

                                  Registration Statement Under The Securities Act of 1933

                                              Post-Effective Amendment No. 20

                                                            and

                              Registration Statement Under The Investment Company Act of 1940

                                                     Amendment No. 23

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                    (Exact Name of Registrant as Specified in Charter)

                                      One Corporate Drive, Shelton, Connecticut 06484
                                      -----------------------------------------------
                                          (Address of Principal Executive Offices) (Zip Code)

                                                      (800) 628-6039
                                                      --------------
                                   (Registrant's Telephone Number, Including Area Code)

                                           EDWARD P. MACDONALD, ESQ., SECRETARY
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                      One Corporate Drive, Shelton, Connecticut 06484
                                      -----------------------------------------------
                                          (Name and Address of Agent for Service)

                                                        Copies to:

                                                  ROBERT K. FULTON, ESQ.
                                            STRADLEY RONON STEVENS & YOUNG, LLP
                                   2600 ONE COMMERCE SQUARE, PHILADEPHIA, PA 19103-7098

                           It is proposed that this filing will become effective (check appropriate space)

                           _____   immediately upon filing pursuant to paragraph (b).
                           X       on March 1, 2002 pursuant to paragraph (b) of rule 485.
                           _____   60 days after filing pursuant to paragraph (a)(1).
                           _____   on _______ pursuant to paragraph (a)(1).
                           _____   75 days after filing pursuant to paragraph (a)(2).
                           _____   on _______ pursuant to paragraph (a)(2) of rule 485.
                           _____   this post-effective amendment designates a new effective
                                   date for a previously filed post-effective amendment.

                           Shares of the Various Classes of American Skandia Advisor Funds, Inc.
                                          (Title of Securities Being Registered)

                   This Registration Statement has also been executed by American Skandia Master Trust.

                                           American Skandia Advisor Funds, Inc.

                                                    P R O S P E C T U S
                                       Class A, Class B, Class C and Class X Shares

                                                       March 1, 2002
                                             ---------------------------------
                                   ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                                           ASAF STRONG INTERNATIONAL EQUITY FUND
                                             ASAF JANUS OVERSEAS GROWTH FUND*
                                      ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                                              ASAF PBHG SMALL-CAP GROWTH FUND
                                              ASAF DEAM SMALL-CAP GROWTH FUND
                                             ASAF GABELLI SMALL-CAP VALUE FUND
                                              ASAF JANUS MID-CAP GROWTH FUND
                                         ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                         ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                                              ASAF ALGER ALL-CAP GROWTH FUND
                                              ASAF GABELLI ALL-CAP VALUE FUND
                                               ASAF INVESCO TECHNOLOGY FUND
                                             ASAF INVESCO HEALTH SCIENCES FUND
                                               ASAF PROFUND MANAGED OTC FUND
                                                 ASAF ALLIANCE GROWTH FUND
                                             ASAF MARSICO CAPITAL GROWTH FUND
                                              ASAF JANUS CAPITAL GROWTH FUND
                                             ASAF DEAM LARGE-CAP GROWTH FUND**
                                            ASAF T. ROWE PRICE TAX MANAGED FUND
                                        ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                          ASAF SANFORD BERNSTEIN CORE VALUE FUND
                                             ASAF DEAM LARGE-CAP VALUE FUND**
                                       ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                                           ASAF ALLIANCE GROWTH AND INCOME FUND
                                             ASAF MFS GROWTH WITH INCOME FUND
                                              ASAF INVESCO EQUITY INCOME FUND
                                       ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                                            ASAF FEDERATED HIGH YIELD BOND FUND
                                             ASAF PIMCO TOTAL RETURN BOND FUND
                                                  ASAF MONEY MARKET FUND

*Closed to new investors.  See page 58 for details.
 **Shares of these Funds not currently available.  See pages 85 and 92 for details.
------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company has  received an order from the  Securities  and  Exchange  Commission  that  permits its  investment  manager, subject to approval by its Board of Directors,  to change  sub-advisors  engaged by the  Investment  Manager to conduct the investment  programs of each Fund without  shareholder  approval.  For more  information,  please see this Prospectus under
"Management of the Funds."

                                               T A B L E O F C O N T E N T S
                                               -----------------------------

Financial Highlights...........................................................................Error! Bookmark not defined.
Certain Risk Factors and Investment Methods.............................................................................146

                                                    RISK/RETURN SUMMARY

..........American Skandia Advisor Funds, Inc. (the "Company") is comprised of thirty-one  diversified investment portfolios
(the  "Funds").  Five of the Funds -- ASAF American  Century  International  Growth Fund,  ASAF Janus Capital  Growth Fund,
ASAF  INVESCO  Equity  Income Fund,  ASAF PIMCO Total  Return Bond Fund and ASAF Money Market Fund (the "Feeder  Funds") --
invest all of their  investable  assets in a corresponding  portfolio (the  "Portfolios")  of American Skandia Master Trust
("ASMT" or the "Trust").  Each  Portfolio  invests in securities in  accordance  with an investment  objective,  investment policies and  limitations  identical  to those of its  corresponding  Feeder  Fund.  This  "master/feeder"  fund  structure differs from that of the other Funds of the Company and many other  investment  companies  that directly  invest and manage their own portfolio of  securities.  Those Funds of the Company that  currently are not organized  under a  "master/feeder"
fund structure retain the right to become part of the  master/feeder  structure in the future.  For additional  information regarding the "master/feeder"  fund structure,  see this Prospectus under "Special  Information on the 'Master/Feeder' Fund
Structure."

..........The  Company is  designed  to provide a wide range of  investment  options.  Each Fund and  Portfolio  has its own investment  goal and style (and, as a result,  its own level of risk).  Some of the Funds and  Portfolios  offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively  less risk. It is possible to lose money when investing even in the most  conservative  of the Funds or Portfolios.  Investments in the Funds
and  Portfolios  are not bank deposits and are not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or
any other government agency.

         It is not possible to provide an exact  measure of the risk to which a Fund and  Portfolio is subject,  and a Fund or Portfolio's  risk will vary based on the securities that it holds at a given time.  Nonetheless,  based on each Fund and
Portfolio's  investment  style and the risks  typically  associated  with that style, it is possible to assess in a general manner the risks to which a fund will be subject.  The  following  discussion  highlights  the  investment  strategies  and risks of the Funds and Portfolios.  Additional  information about each Fund and Portfolio's  potential  investments and its risks is included in this Prospectus under "Investment Programs of the Funds."

International Funds and Portfolios:

Fund/Portfolio:               Investment Goal:               Primary Investments:
--------------                ---------------                -------------------

Founders Int'l Small          Capital growth                 The Fund invests primarily in equity securities of small
Capitalization Fund                                          capitalization foreign companies.

Strong International          Capital growth                 The Fund invests primarily in equity securities of foreign
Equity Fund                                                  companies.

Janus Overseas Growth Fund    Capital growth                 The Fund invests primarily in common stocks of foreign
                                                             companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth Portfolio                                             foreign companies.

Principal Investment Strategies:
-------------------------------

The ASAF Founders  International  Small  Capitalization  Fund normally  invests  primarily in securities  issued by foreign companies  that have market  capitalizations  of $1.5 billion or less (this  maximum may be revised from time to time based on stock market  valuations and industry  standards).  These  securities may represent  companies in both  established  and emerging  economies  throughout  the world.  At least 65% of the Fund's total assets  normally  will be invested in foreign securities  representing a minimum of three  countries.  The Fund may invest in larger  foreign  companies or in U.S.-based companies if, in the Sub-advisor's opinion, they represent better prospects for capital growth.

The Sub-advisor to the Fund looks for companies whose fundamental  strengths  indicate potential for growth in earnings per share.  The  Sub-advisor  generally  takes a "bottom up"  approach to building the Fund,  which means that the  Sub-advisor will search for individual  companies that  demonstrate the best potential for  significant  earnings  growth,  rather than choose investments based on broader economic characteristics of countries or industries.

The ASAF Strong International  Equity Fund (formerly,  the ASAF AIM International Equity Fund) seeks to meet its investment objective by investing,  under normal  conditions,  at least 80% of its total assets in a  diversified  portfolio of equity securities  of companies  located or  operating in developed  non-U.S.  countries  and emerging  markets of the world.  The equity  securities  will  ordinarily  be  traded  on a  recognized  foreign  securities  exchange  or  traded  in a foreign over-the-counter  market in the country where the issuer is principally  based,  but may also be traded in other  countries including the United States.  The Sub-advisor  intends to focus on companies with an above-average  potential for long-term growth  and  attractive  relative  valuations.  The  Sub-advisor  selects  companies  based  on five key  factors:  growth, valuation,  management,  risk,  and  sentiment.  In  addition,  the  Sub-advisor  looks for  companies  with the  following characteristics:  (1) a  distinguishable  franchise  on a local,  regional  or global  basis;  (2) a history  of  effective management  demonstrated by expanding revenues and earnings growth; (3) prudent financial and accounting policies;  and (4)
an ability to capitalize on a changing business environment.

The Fund will normally allocate assets among a variety of countries,  regions and industry  sectors,  investing in at least five countries outside of the United States.  In selecting  countries,  the Sub-advisor  considers such factors as economic growth prospects,  monetary and fiscal policies,  political stability,  currency trends and market liquidity.  The Fund may invest up to 40% of its total  assets  in any one  country  and up to 25% of its total  assets  in  securities  of  issuers located and operating primarily in emerging market countries.

The ASAF Janus  Overseas  Growth Fund pursues its  objective  primarily  through  investments  in common  stocks of issuers located  outside  the  United  States.  The Fund has the  flexibility  to  invest on a  worldwide  basis in  companies  and organizations  of any size,  regardless  of country of  organization  or place of  principal  business  activity.  The Fund normally  invests at least 65% of its total  assets in  securities  of  issuers  from at least  five  different  countries, excluding  the United  States.  Although  the Fund  intends to invest  substantially  all of its assets in issuers  located outside the United  States,  it may at times  invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The Fund invests  primarily in stocks selected for their growth  potential.  The Sub-advisor  generally takes a "bottom up"
approach to choosing  investments for the Fund. In other words,  the  Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential  that may not be recognized by the market at large,  regardless of where the companies are organized or where they  primarily  conduct  business.  Although  themes may emerge in the Fund,  securities  are generally selected  without regard to any defined  allocation  among  countries,  geographic  regions or industry  sectors,  or other similar selection procedure.

The ASMT  American  Century  International  Growth  Portfolio  will seek to achieve its  investment  objective by investing primarily in equity  securities  of  international  companies  that the  Sub-advisor  believes  will increase in value over time. The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the Sub-advisor  looks for companies  whose earnings and revenues are not only growing,  but are growing at an accelerating  pace. For purposes of the Portfolio,  equity  securities  include common stocks,  preferred  stocks and convertible securities.

The  Sub-advisor  tracks  financial  information  for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that,  over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes that, in addition to locating strong companies with  accelerating  earnings,  the allocation of assets among  different  countries  and regions also is an important  factor in managing an  international  portfolio.  For this reason,  the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political  conditions,  expected inflation rates,  currency  exchange  fluctuations  and tax  considerations.  Under normal  conditions,  the Portfolio will invest at least 65% of its assets in equity  securities  of  issuers  from at least  three  countries  outside of the United  States.
While the Portfolio's focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing countries.

Principal Risks:
---------------

o........All four of the  international  funds and  portfolios  are equity funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many  reasons,  including  reasons  related to the particular company, the industry of which it is a part, or the securities markets generally.

o        The level of risk of the  international  funds and  portfolios  will  generally  be higher  than the level of risk associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency  exchange rates, unstable political and economic structures,  reduced availability of information, and lack of uniform financial reporting and regulatory  practices such as those that apply to U.S. issuers.  While none of the  international  funds invest primarily in companies located in developing countries,  each may invest in those companies to some degree, and investment in developing countries may accentuate the risks of foreign investing.

o        As a fund that invests  primarily in the securities of smaller foreign  issuers,  the ASAF Founders  International
     Small  Capitalization  Fund may be subject to a greater level of risk than the other international  funds.  Securities of  smaller  companies  tend to be subject to more  abrupt and  erratic  price  movements  than  securities  of larger companies, in part because they may have limited product lines, markets, or financial resources.

Capital Growth Funds and Portfolios:

Fund/Portfolio:               Investment Goal:               Primary Investments:
--------------                ---------------                -------------------

PBHG Small-Cap Growth Fund    Capital growth                 The Fund invests primarily in common stocks of small
                                                             capitalization U.S. companies.

DeAM Small-Cap Growth Fund    Maximum capital growth         The Fund invests primarily in equity securities of small
                                                             capitalization companies.

Gabelli Small-Cap Value       Long-term capital growth       The Fund invests primarily in stocks and equity-related
Fund                                                         securities of small capitalization U.S. companies that appear to be undervalued.

Janus Mid-Cap Growth Fund     Long-term capital growth       The Fund invests primarily in common stocks, with normally at least 65% of the Fund's assets invested in medium-sized
                                                             companies.

Neuberger Berman Mid-Cap      Capital growth                 Invests primarily in common stocks of medium capitalization
Growth Fund                                                  companies.

Neuberger Berman              Capital growth                 The Fund invests primarily in common stocks of medium
Mid-Cap Value Fund                                           capitalization companies, using a value-oriented investment approach.

Alger All-Cap Growth Fund     Long-term capital growth       The Fund invests primarily in equity securities.

Gabelli All-Cap Value Fund    Capital growth                 The Fund invests primarily in readily marketable equity
                                                             securities.

INVESCO Technology Fund       Capital growth                 The Fund invests primarily in equity securities of companies engaged in technology-related industries.

INVESCO Health Sciences       Growth                         The Fund invests primarily in the equity securities of
Fund                                                         companies that develop, produce or distribute products or
                                                             services related to health care.

ProFund Managed OTC Fund      Provide investment results     The Fund invests primarily in securities of companies
                              that correlate to a            included in the NASDAQ 100 and leveraged instruments, such as
                              multiple of the daily          futures contracts and options, relating to the NASDAQ 100.
                              performance of the NASDAQ
                              100 Index

Alliance Growth Fund          Capital growth                 The Fund invests predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

Marsico Capital Growth Fund   Capital growth                 The Fund invests primarily in common stocks, with the
                                                             majority of the Fund's assets in large-cap stocks.

Janus Capital Growth          Capital growth                 The Portfolio invests primarily in common stocks.
Portfolio

DeAM Large-Cap Growth Fund    Maximum capital growth         The Fund invests primarily in equity securities of large
                                                             capitalization companies.
T. Rowe Price Tax Managed     Long-term capital              The Fund invests primarily in large-capitalization stocks
Fund                          appreciation on an             selected mainly from the 1,000 largest U.S. companies
                              after-tax basis

Alliance/Bernstein Growth     Capital growth                The  Fund  invests  approximately  50% of its  assets  in  growth
+ Value Fund                                                stocks of large  companies  and 50% of its assets in value stocks of large companies.

Sanford Bernstein Core        Long-term capital growth       The Fund invests primarily in common stocks of large
Value Fund                                                   capitalization companies that appear to be undervalued.

DeAM Large-Cap Value Fund     Maximum capital growth         The Fund invests primarily in equity securities of large
                                                             capitalization companies.

Principal Investment Strategies:
-------------------------------

The ASAF PBHG Small-Cap  Growth Fund  (formerly,  the ASAF Janus  Small-Cap  Growth Fund) pursues its objective by normally investing  at least 80% of its total  assets in the common  stocks of  small-sized  companies.  For  purposes  of the Fund, small-sized  companies are those that have market  capitalizations  similar to the market  capitalizations of the companies in the Russell  2000(R)Index at the time of the Fund's  investment.  The  Sub-adviser  expects to focus  primarily  on those securities whose market  capitalizations  or annual revenues are less than $1 billion at the time of purchase.  The size of the companies in the Russell 2000(R)Index and those on which the Sub-advisor  intends to focus the Fund's  investments  will change with  market  conditions.  The  Sub-Advisor  uses its own  fundamental  research,  computer  models and  proprietary measures of growth in  determining  which stocks to select for the Fund.  The  Sub-Advisor's  investment  strategy seeks to identify stocks of companies which have strong business  momentum,  earnings growth,  superior  management teams as well as stocks of those  companies whose earnings  growth  potential may not be currently  recognized by the market and whose stock may  be  considered  to be  underpriced  using  various  financial  measurements  employed  by  the  sub-advisor,  such  as price-to-earnings ratios.

The ASAF DeAM Small-Cap Growth Fund's (formerly,  the ASAF Scudder Small-Cap Growth Fund) pursues its investment  objective by normally  investing at least 80% of its total assets in the equity securities of small-sized  companies  included in the
Russell 2000(R)Growth Index.  Equity  securities  include common stocks and securities  convertible into or exchangeable for common  stocks,  including  warrants and rights.  The  Sub-advisor  employs an investment  strategy  designed to maintain a portfolio of equity  securities  which  approximates  the market risk of those stocks  included in the Russell 2000(R)Growth
Index,  but which  outperforms  the Russell 2000(R)Growth Index  through  active stock  selection.  The Russell 2000(R)Growth
Index is a market  capitalization  index that measures the  performance of small-sized  companies with above average growth prospects.  As of September  30, 2001,  the average  market  capitalization  of the  companies in the Russell  2000(R)Growth
Index was $356 million and the median  market  capitalization  was $241  million.  The size of the companies in the Russell
2000(R)Growth  Index  will  change  with  market  conditions.  The target of this Fund is to track the  performance  of the
Russell  2000(R)Growth Index  within 4% with normal  deviation  expected of 1%. It is possible  that the  deviation  may be higher.  For purposes of this Fund,  the strategy of attempting to correlate a stock  portfolio's  market risk with that of a  particular  index,  in this case the Russell  2000(R)Growth  Index,  while  improving  upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

The  Sub-advisor  considers a number of factors in  determining  whether to invest in a growth  stock,  including  earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth  versus cash flow  growth as well as  earnings  and price  momentum.  In the  selection  of  investments,  long-term capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may occasionally make investments  for  short-term  capital  appreciation.  Current  income  will  not  be  a  significant  factor  in  selecting investments.

The ASAF  Gabelli  Small-Cap  Value  Fund  will  invest at least 65% of its  total  assets  in  stocks  and  equity-related securities of small  companies  ($1 billion or less in market  capitalization).  Reflecting a value  approach to investing, the Fund will seek the stocks of companies  whose current stock prices do not appear to reflect their  underlying  value as measured  by assets,  earnings,  cash flow or  business  franchises.  The  Sub-advisor's  research  team seeks to  identify companies that appear to be undervalued by various  measures,  and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low  price/earnings,  price/book  value or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The  Sub-advisor  then  determines  whether  there is an  emerging  catalyst  that will  focus  investor  attention  on the underlying  assets of the company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through  restructuring  or other means.  The Fund may sell  securities  for a variety of reasons,  such as to secure gains, limit  losses or  re-deploy  assets  into more  promising  opportunities.  The Fund will not sell a stock just  because the company has grown to a market  capitalization  of more than $1 billion,  and it may on occasion  purchase  companies with a market cap above $1 billion.

The ASAF Janus  Mid-Cap  Growth Fund  pursues its  objective by investing  primarily  in common  stocks  selected for their growth  potential,  and normally  invests at least 65% of its total assets in medium-sized  companies.  For purposes of the
Fund,  medium-sized companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies in the Standard & Poor's MidCap 400 Index (the "S&P 400").  The  Sub-advisor  generally  takes a "bottom up"  approach  to  choosing  investments  for the Fund.  In other  words,  the  Sub-advisor  seeks to  identify  individual companies with earnings  growth  potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment  by looking  at  companies  one at a time,  regardless  of size,  country of  organization,  place of  principal business activity, or other similar selection criteria.

To pursue its objective,  under normal market  conditions,  the ASAF Neuberger Berman Mid-Cap Growth Fund primarily invests at least 80% of its net assets in the common stocks of mid-cap  companies.  Companies  with equity  market  capitalizations that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's  assets may be invested in the  securities  of large-cap  companies as well as in small-cap companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

The Fund is  normally  managed  using a  growth-oriented  investment  approach.  The  Sub-advisor  looks  for  fast-growing companies  that  are  in  new  or  rapidly  evolving  industries.  Factors  in  identifying  these  companies  may  include above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other characteristics  in a company,  such as financial  strength,  a strong  position  relative to competitors and a stock price that is reasonable in light of its growth rate.

The  Sub-advisor  follows a disciplined  selling  strategy,  and may sell a stock when it reaches a target price,  fails to perform as expected, or appears substantially less desirable than another stock.

To pursue its objective,  under normal market  conditions,  the ASAF Neuberger Berman Mid-Cap Value Fund primarily  invests at least 80% of its net assets in the common stocks of mid-cap  companies.  Companies  with equity  market  capitalizations that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's  assets may be invested in the  securities  of large-cap  companies as well as in small-cap companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

Under the Fund's value-oriented  investment approach,  the Sub-advisor looks for well-managed  companies whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Factors that the  Sub-advisor may use to identify these companies include strong fundamentals,  such as a low price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.  The Sub-advisor  may also look for other  characteristics in a company,  such as a strong position relative to competitors,  a high level of stock ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Sub-advisor  generally  considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The ASAF Alger All-Cap Growth Fund invests primarily in equity  securities,  such as common or preferred  stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market. The Fund may invest in the equity securities of companies of all sizes, and may emphasize either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment of particular companies and market conditions.

The Fund  invests  primarily  in growth  stocks.  The  Sub-advisor  believes  that  these  stocks are those of two types of companies:

o........High Unit Volume Growth  Companies.  These are vital creative  companies that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

o        Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce  advantageous  results.  These  changes  may  be as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

The ASAF Gabelli  All-Cap  Value Fund will  primarily  invest in readily  marketable  equity  securities  including  common stocks,  preferred  stocks and securities  that may be converted at a later time into common stock.  The Fund may invest in the  securities of companies of all sizes,  and may emphasize  either larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.

In making  stock  selections,  the Fund  strives to earn a 10% real rate of return.  The Fund  focuses  on  companies  that appear underpriced  relative to the value that the Fund's  Sub-advisor  believes informed investors would be willing to pay for the company.  The Sub-advisor  considers factors such as price,  earnings  expectations,  earnings and price histories, balance sheet  characteristics  and perceived  management  skills.  The Sub-advisor also considers  changes in economic and political  outlooks as well as individual  corporate  developments.  The Sub-advisor  will sell any Fund  investments  that lose their perceived value relative to other investments.

The ASAF INVESCO  Technology Fund normally  invests at least 80% of its total assets in the equity  securities of companies engaged in the  technology-related  industries.  These  industries  include,  but are not limited to,  applied  technology, biotechnology,  communications,  computers, video, electronics, Internet, IT services and consulting,  oceanography, office and factory  automation,  networking,  robotics,  and video. A portion of the Fund's assets may be invested outside of this sector.  The  Sub-advisor  uses a  bottom-up  approach  to create  the Fund's  investment  portfolio,  focusing  on company fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years. The Sub-advisor prefers  markets  and  industries  where  leadership  is in a few  hands,  and  tends to avoid  slower-growing  markets  or industries.

A core portion of the Fund's portfolio is invested in  market-leading  technology  companies that the Sub-advisor  believes will  maintain or improve  their market share  regardless  of overall  economic  conditions.  These  companies  are usually large,  established  firms that are leaders in their field and have a strategic  advantage over many of their  competitors.
The remainder of the Fund's portfolio consists of faster-growing,  more volatile technology  companies that the Sub-advisor believes to be emerging leaders in their fields.

The ASAF INVESCO Health  Sciences Fund invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or  services  related to health  care.  These  companies  include,  but are not  limited  to,  medical equipment or supplies,  pharmaceuticals,  health care  facilities,  and applied research and development of new products or services.  A portion of the Fund's  assets is not required to be invested in the sector.  To determine  whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other available  information,  the Sub-advisor  determines that its primary business is within the health sciences sector.

The Fund is aggressively  managed.  It primarily  invests in equity  securities that the Sub-advisor  believes will rise in price  faster than other  securities,  as well as options and other  investments  whose values are based upon the values of equity  securities.  The  Sub-advisor  uses a "bottom up" investment  approach to create the Fund's  investment  portfolio, focusing  on company  fundamentals  and growth  prospects  when  selecting  securities.  In  general,  the Fund  emphasizes strongly managed  companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years.  The  Sub-advisor  prefers  markets  and  industries  where  leadership  is in a few hands,  and tends to avoid slower-growing markets or industries.

The ASAF  ProFund  Managed  OTC Fund  (formerly,  the ASAF Rydex  Managed  OTC Fund)  pursues its  objective  by  investing primarily in securities of companies  included in the NASDAQ 100 Index (the "NASDAQ  100") (or equity  securities  that, in the  Sub-advisor's  opinion,  should  simulate the movement of the NASDAQ 100) and leveraged  instruments,  such as futures contracts,  options  and swaps  relating  to the NASDAQ  100.  The NASDAQ 100 is a modified  capitalization-weighted  index composed of the equity  securities of 100 of the largest  non-financial  companies  listed on the National  Association  of
Securities  Dealers Automated  Quotations  System.  The Sub-advisor will attempt to consistently use leveraged  instruments to  increase  the Fund's  exposure  to 125% of the NASDAQ  100. If the  Sub-advisor  achieves  this goal,  the value of the
Fund's  shares  will tend to increase  on a daily  basis by 125% of the value of any  increase in the NASDAQ 100.  When the value of the NASDAQ 100  declines,  the value of the Fund's  shares  should  also  decrease on a daily basis by 125% of the value of any  decrease  in the Index  (e.g.,  if the NASDAQ 100 goes down by 5%, the value of the Fund's  shares  should go down by 6.25% on that day).

The  Sub-advisor  uses  quantitative  analysis  techniques to structure the Fund to obtain the highest  correlation  to the
NASDAQ 100, while  remaining  fully invested in all market  environments.  While it is not expected that the performance of the Fund will deviate more than 10% from the Fund's goal of achieving  results  corresponding  to 125% of the return of the
NASDAQ 100,  certain factors may affect the Fund's ability to achieve this  correlation.  The Sub-advisor  will monitor the
Fund on an ongoing basis, and make adjustments, as necessary, to minimize tracking error and to maximize liquidity.

The ASAF  Alliance  Growth  Fund  normally  invests  at least 80% of its  total  assets in the  equity  securities  of U.S.
companies.  For purposes of the Fund, a non-U.S.  company is a company  that (i) is  organized  outside the United  States,
(ii) has its  principal  place of  business  outside  the  United  States,  and (iii)  issues  securities  that are  traded principally  in foreign  countries.  Companies  that do not fall within this  definition  are deemed to be U.S.  companies.
Normally,  about 40-60  companies  will be  represented  in the Fund,  with the 25  companies  most highly  regarded by the
Sub-advisor  usually  constituting  approximately 70% of the Fund 's net assets. The Fund is thus atypical from many equity mutual funds in its focus on a relatively small number of intensively researched companies.

The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal research staff, which generally follows a primary research universe of more than 500 companies that have strong  management,  superior industry  positions, excellent  balance sheets and superior  earnings  growth  prospects.  An emphasis is placed on identifying  companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

During market declines,  while adding to positions in favored stocks, the Fund becomes somewhat more aggressive,  gradually reducing  the  number of  companies  represented  in its  portfolio.  Conversely,  in rising  markets,  while  reducing  or eliminating  fully valued  positions,  the Fund becomes  somewhat more  conservative,  gradually  increasing  the number of companies  represented in its portfolio.  The Sub-advisor  therefore  seeks to gain positive  returns in good markets while providing some measure of protection in poor markets.

The ASAF Marsico  Capital Growth Fund will pursue its objective by investing  primarily in common stocks.  The  Sub-advisor expects  that the  majority  of the Fund's  assets  will be  invested  in the common  stocks of  larger,  more  established companies.

In selecting  investments  for the Fund, the Sub-advisor  uses an approach that combines "top down" economic  analysis with
"bottom up" stock selection.  The "top-down"  approach takes into  consideration  such  macro-economic  factors as interest rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In  addition,  the  Sub-advisor
examines  such  factors  as  the  most  attractive  global  investment  opportunities,   industry  consolidation,  and  the
sustainability  of  economic  trends.  As a result  of this  "top  down"  analysis,  the  Sub-advisor  identifies  sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

The  Sub-advisor  then looks for  individual  companies  with earnings  growth  potential that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate  for investment by the Fund, the Sub-advisor focuses on a number of  different  attributes,  including  the  company's  specific  market  expertise  or  dominance,  its franchise  durability and pricing power,  solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity, and the ability to generate  free cash flow),  strong  management,  and  reasonable  valuations in the context of projected growth rates.

The ASMT Janus Capital  Growth  Portfolio will pursue its objective by investing  primarily in common stocks.  Common stock investments  will be in companies that the Sub-advisor  believes are  experiencing  favorable demand for their products and services,  and which operate in a favorable  competitive  and regulatory  environment.  The  Sub-advisor  generally takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.

The ASAF DeAM  Large-Cap  Growth Fund  pursues its  investment  objective  by normally  investing at least 80% of its total assets in the equity  securities of large-sized  companies  included in the Russell 1000(R)Growth Index.  Equity  securities include common stocks and securities  convertible  into or exchangeable for common stocks,  including  warrants and rights.
The Sub-advisor  employs an investment  strategy designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell  1000(R)Growth  Index,  but which  outperforms  the Russell  1000(R)
Growth Index  through  active  stock  selection.  The Russell  1000(R)Growth  Index is a market  capitalization  index that measures the performance of large,  established  companies with above average growth  prospects.  As of September 30, 2001, the average market  capitalization of the companies in the Russell 1000(R)Growth Index was  approximately  $12.7 billion and the median market  capitalization  was  approximately  $2.9 billion.  The size of the companies in the Russell 1000(R)Growth
Index will  change  with  market  conditions.  The target of this Fund is to track the  performance  of the  Russell  1000(R)
Growth  Index  within 4% with normal  deviation  expected  of 1%. It is  possible  that the  deviation  may be higher.  For purposes of this Fund,  the strategy of attempting to correlate a stock  portfolio's  market risk with that of a particular index,  in this case the Russell  1000(R)Growth Index,  while  improving  upon the return of the same index  through  active stock selection, is called a "managed alpha" strategy.

The  Sub-advisor  considers a number of factors in  determining  whether to invest in a growth  stock,  including  earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth  versus cash flow  growth as well as  earnings  and price  momentum.  In the  selection  of  investments,  long-term capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may occasionally make investments  for  short-term  capital  appreciation.  Current  income  will  not  be  a  significant  factor  in  selecting investments.

The ASAF T. Rowe Price Tax Managed  Fund will invest  primarily in  large-capitalization  stocks  selected  mainly from the
1,000 largest U.S.  companies.  Stock selection is based on a combination of fundamental,  bottom-up  analysis and top-down quantitative  strategies that seek to identify  companies with superior  long-term  appreciation  prospects.  Generally the
Sub-advisor  uses a growth  approach to stock  selection,  looking for companies  with: a demonstrated  ability to increase revenues,  earnings,  and cash flow  consistently;  capable  management;  attractive  business  niches;  and a  sustainable competitive  advantage.  Valuation measures,  such as a company's  price/earnings  ratio relative to the market and its own growth rate, and its dividend yield relative to the market, are also considered.

Generally,   the  Fund  will  limit  exposure  to  high-yielding   stocks.   However,  the  payment  of  dividends  -  even
higher-than-average  dividends - does not disqualify a stock from  consideration for the Fund's  portfolio.  The Fund seeks long-term  appreciation while minimizing taxable distributions of capital gains and dividends.  This approach should reduce the negative  effects of federal  taxation and should increase  after-tax  returns  compared with similar funds that do not make tax efficiency a primary focus.  To accomplish the Fund's goal of minimizing  taxable  distributions,  the Sub-advisor will strive to avoid realizing capital gains.  However,  gains may be realized when it is believed that the risk of holding a security  outweighs tax  considerations.  When gains are taken,  the Sub-advisor  will attempt to offset them with losses from other  securities.  This may be  accomplished  by selling  certain  securities at a loss and investing the proceeds in similar securities.

The ASAF  Alliance/Bernstein  Growth + Value Fund will invest primarily in common stocks of large U.S.  companies  included in the  Russell  1000(R)Index (the  "Russell  1000(R)").  The Russell  1000(R)is a market  capitalization-weighted  index that measures the performance of the 1,000 largest U.S.  companies.  As of June 30, 2000, the average market  capitalization  of the companies in the Russell 1000(R)index was approximately $14.1 billion.

Normally,  about 60-85  companies will be represented in the Fund,  with 25-35  companies  primarily from the Russell 1000(R)
Growth Index (the "Growth Index")  constituting  approximately 50% of the Fund's net assets, and 35-50 companies  primarily from the Russell 1000(R)Value Index (the "Value  Index")  constituting  the  remainder of the Fund's net assets.  Daily cash flows (that is,  purchases and  reinvested  distributions)  and outflows (that is,  redemptions  and expense items) will be divided  between the two portfolio  segments for purposes of maintaining the targeted  allocation  between growth and value stocks (the "Target  Allocation").  Normally,  while it is not expected  that the  allocation of assets  between  portfolio segments  will  deviate  more than 10% from the  Target  Allocation,  it is  possible  that this  deviation  may be higher.
Factors such as market fluctuation,  economic  conditions,  corporate  transactions and declaration of dividends may result in deviations  from the Target  Allocation.  In the event the  allocation of assets to the  portfolio  segments  differs by more than 10% from the Target  Allocation  (e.g.,  60% of the Fund's net assets  invested  in growth  stocks and 40% of the
Fund's net assets invested in value stocks),  the Sub-Advisers  will rebalance each portfolio  segment's assets in order to maintain  the  Target  Allocation.  As a  consequence,  assets  may be  allocated  from  the  portfolio  segment  that  has appreciated  more or  depreciated  less to the other.  Rebalancing  will  entail  transaction  costs which over time may be significant.

The ASAF  Sanford  Bernstein  Core Value Fund will pursue its  objective  by  investing  primarily  in common  stocks.  The
Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of large  companies  that appear to be undervalued.  Among other things,  the Fund seeks to identify  compelling  buying  opportunities  created when companies are  undervalued  on the basis of investor  reactions to near-term  problems or  circumstances  even though their long-term  prospects remain sound. The Sub-advisor's  investment  approach is value-based and  price-driven,  and it relies on the  intensive  fundamental  research of its  internal  research  staff to identify  these buying  opportunities  in the marketplace.

Fund  investments  are selected by the  Sub-advisor  based upon a model  portfolio  of 125-175  stocks  constructed  by the
Sub-advisor.  In selecting  investments for the model portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  The  Sub-advisor  relates  present  value of each  company's  forecasted  future  cash flow to the current price of its stock.  The  Sub-advisor  ranks  companies from the highest  expected  return to the lowest,  with the companies at the top of the ranking being the most undervalued.

The ASAF DeAM  Large-Cap  Value Fund  pursues its  investment  objective  by normally  investing  at least 80% of its total assets in the equity  securities of  large-sized  companies  included in the Russell 1000(R)Value Index.  Equity  securities include common stocks and securities  convertible  into or exchangeable for common stocks,  including  warrants and rights.
The Sub-advisor  employs an investment  strategy designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which  outperforms the Russell 1000(R)Value
Index through  active stock  selection.  The Russell 1000(R)Value Index is a market  capitalization  index that measures the performance  of large,  established  companies  trading at discounts to their fair value.  As of  September  30, 2001,  the average  market  capitalization  of the companies in the Russell 1000(R)Value Index was  approximately  $9.9 billion and the median  market  capitalization  was  approximately  $3 billion.  The size of the companies in the Russell 1000(R)Value Index will change with market  conditions.  The target of this Fund is to track the  performance of the Russell 1000(R)Value Index within 4% with normal  deviation  expected of 1%. It is possible  that the  deviation  may be higher.  For purposes of this
Fund,  the strategy of attempting to correlate a stock  portfolio's  market risk with that of a particular  index,  in this case the Russell 1000(R)Value Index,  while improving upon the return of the same index through active stock  selection,  is called a "managed alpha" strategy.

The  Sub-advisor  considers  a number of factors in  determining  whether to invest in a value  stock,  including  earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth  versus cash flow  growth as well as  earnings  and price  momentum.  In the  selection  of  investments,  long-term capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may occasionally make investments  for  short-term  capital  appreciation.  Current  income  will  not  be  a  significant  factor  in  selecting investments.

Principal Risks:
---------------

All of the capital  growth funds and  portfolios  are equity  funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular  company, the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

The risk to which the capital  growth  funds and  portfolios  are subject  depends in part on the size of the  companies in which the  particular  fund or portfolio  invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities  of larger  companies,  in part because they may have  limited  product  lines, markets,  or  financial  resources.  Market  capitalization,  which is the total  market  value of a company's  outstanding stock, is often used to classify  companies based on size.  Therefore,  the ASAF PBHG Small-Cap  Growth Fund, the ASAF DeAM
Small-Cap  Growth Fund,  and the ASAF Gabelli  Small-Cap  Value Fund can be expected to be subject to the highest degree of risk relative to the other capital growth funds.  The ASAF Janus Mid-Cap  Growth Fund,  the ASAF  Neuberger  Berman Mid-Cap
Growth Fund and the ASAF  Neuberger  Berman Mid-Cap Value Fund can be expected to be subject to somewhat less risk, and the
ASAF Alliance  Growth Fund, the ASAF Marsico  Capital Growth Fund, the ASMT Janus Capital Growth  Portfolio,  the ASAF DeAM
Large-Cap Growth Fund, the ASAF T. Rowe Price Tax Managed Fund, the ASAF  Alliance/Bernstein  Growth + Value Fund, the ASAF
Sanford  Bernstein Core Value Fund, the ASAF DeAM  Large-Cap  Value Fund and the ASAF ProFund  Managed OTC Fund to somewhat less risk than the mid-cap funds.  The ASAF ProFund  Managed OTC Fund,  however,  will likely be subject to a greater level of risk than the  average  large-cap  fund  because  the Fund seeks to  magnify  its  investment  results  relative  to its benchmark  index and  because  of the  relatively  volatile  nature of the  securities  in which it will  invest.  The Fund employs leverages and other investment  techniques that may be considered  aggressive.  The ASAF Alger-All-Cap  Growth Fund and the ASAF Gabelli All-Cap Value Fund may invest in equity securities without regard to  capitalization,  and may include large and small companies at the same time.

The ASAF Gabelli  Small-Cap Value Fund, the ASAF Neuberger  Berman Mid-Cap Value Fund, the ASAF Gabelli All-Cap Value Fund,
the ASAF Sanford  Bernstein  Core Value Fund and the ASAF DeAM  Large-Cap  Value Fund take a value  approach to  investing, while the ASAF PBHG Small-Cap  Growth Fund,  the ASAF DeAM  Small-Cap  Growth Fund, the ASAF Janus Mid-Cap Growth Fund, the
ASAF Neuberger  Berman  Mid-Cap  Growth Fund,  the ASAF Alger All-Cap Growth Fund, the ASAF Alliance  Growth Fund, the ASAF
Marsico  Capital  Growth Fund,  the ASMT Janus Capital  Growth  Portfolio,  the ASAF DeAM  Large-Cap  Growth Fund, the ASAF
ProFund  Managed OTC Fund and the ASAF T. Rowe Price Tax Managed  Fund take a growth  approach.  Value  stocks are believed to be selling at prices  lower than what they are actually  worth,  while  growth  stocks are those of  companies  that are expected  to grow at  above-average  rates.  A fund or  portfolio  investing  primarily  in growth  stocks  will tend to be subject to more risk than a value fund,  although this will not always be the case.  The ASAF  Alliance/Bernstein  Growth +
Value Fund, will include both value and growth stocks.

The ASAF Janus Mid-Cap Growth Fund and the ASAF ProFund  Managed OTC Fund are subject to an additional  risk factor because they are less  diversified than most equity funds and,  therefore,  a single  security's  increase or decrease in value may have a greater  impact on these  Funds'  share price and total  return.  Because of this,  these Funds' share prices can be expected to fluctuate more than comparable diversified funds.

The ASAF INVESCO  Technology  Fund and the ASAF INVESCO Health Sciences Fund are subject to additional risk factors because they concentrate  their investments in specific market sectors.  These investments could experience  sharper price declines than the market as a whole when  conditions are unfavorable  for the particular  sector.  Many of the products and services offered by  companies  in the  technology  sector  are  subject  to rapid  obsolescence,  which may reduce the value of the securities of those  companies.  Many faster  growing  health care  companies  have limited  operating  histories and their potential  profitability  may be dependent on regulatory  approval of their  products,  which  increases the  volatility of these companies' securities prices.

Growth and Income Funds and Portfolios:

Fund/Portfolio:              Investment Goal:               Primary Investments:
--------------               ---------------                -------------------

Sanford Bernstein Managed     To outperform the S&P 500      The Fund invests primarily in common stocks included in the
Index 500 Fund                Stock Index                    S&P 500.

Alliance Growth and Income   Long term capital  growth and  The Fund invests  primarily in common stocks that are believed to
Fund                         income                         be  selling  at  reasonable   valuations  in  relation  to  their
                                                            fundamental business prospects.

MFS Growth with Income Fund  Long-term  growth of  capital  The  Fund  invests   primarily  in  common   stocks  and  related
                             with  a  secondary  objective  securities.
                             to  seek  reasonable  current
                             income

INVESCO Equity Income        Capital  growth  and  current  The Portfolio  invests  primarily in  dividend-paying  common and
Portfolio                    income                         preferred  stocks,  and  to  a  lesser  extent  in  fixed  income securities.

American Century Strategic   Capital  growth  and  current  The Fund  normally  invests  approximately  60% of its  assets in
Balanced Fund                income                         equity  securities  and the  remainder  in bonds and other  fixed income securities.

Principal Investment Strategies:
-------------------------------

The ASAF Sanford  Bernstein  Managed  Index 500 Fund seeks to outperform  the Standard & Poor's 500  Composite  Stock Price
Index (the "S&P 500(R)") through stock  selection  resulting in different  weightings of common stocks relative to the index.
The S&P 500(R)is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE").

In seeking to outperform the S&P 500(R), the  Sub-advisor  starts with a portfolio of stocks  representative  of the holdings of the  index.  It then  uses a set of  fundamental,  quantitative  criteria  that  are  designed  to  indicate  whether  a particular  stock will  predictably  perform better or worse than the S&P 500(R).  Based on these  criteria,  the Sub-advisor determines  whether the Fund  should  over-weight,  under-weight  or hold a neutral  position in the stock  relative to the proportion  of the  S&P  500  that  the  stock  represents.  In  addition,  the  Sub-advisor  may  determine  based  on the quantitative  criteria  that (1)  certain S&P 500(R)stocks  should not be held by the Fund in any  amount,  and (2) certain equity  securities  that are not included in the S&P 500(R)should be held by the Fund.  The Fund may invest up to 15% of its total assets in equity securities not included in the S&P 500(R).

While the Fund attempts to outperform the S&P 500(R), it is not expected that any  outperformance  will be  substantial.  The
Fund also may underperform the S&P 500(R)over short or extended periods.

The ASAF Alliance  Growth and Income Fund normally will invest in common  stocks (and  securities  convertible  into common stocks).

The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the Fund's assets invested in securities that are selling at reasonable  valuations in relation to their fundamental  business prospects.  In doing so, the Fund may forgo some opportunities for gains when, in the judgement of the Sub-advisor, they are too risky.

In seeking to achieve its  objective,  the Fund  invests  primarily in the equity  securities  of U.S.  companies  that the
Sub-advisor  believes are  undervalued.  The Sub-advisor  believes that, over time, stock prices (of companies in which the
Fund  invests)  will come to  reflect  the  companies'  intrinsic  economic  values.  The  Sub-advisor  uses a  disciplined investment  process to evaluate the companies in its extensive  research  universe.  Through this process,  the Sub-advisor seeks to identify the stocks of companies that offer the best combination of value and potential for price appreciation.

The ASAF MFS Growth with Income Fund invests,  under normal market  conditions,  at least 65% of its total assets in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary  receipts.  The stocks in which the Fund  invests  generally  will pay  dividends.  While  the Fund may  invest in  companies  of any size,  the Fund generally focuses on companies with larger market  capitalizations  that the Sub-advisor  believes have sustainable  growth prospects and attractive valuations based on current and expected earnings or cash flow.

The  Sub-advisor  uses a "bottom  up," as opposed to "top down,"  investment  style in managing  the Fund.  This means that securities are selected based upon fundamental analysis of individual companies by the Sub-advisor.

The ASMT INVESCO  Equity Income  Portfolio  seeks to achieve its objective by investing in securities  that are expected to produce  relatively high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65%
of its assets in  dividend-paying  common and  preferred  stocks of domestic and foreign  issuers.  Up to 30% of the Fund's assets may be invested in equity securities that do not pay regular  dividends.  In addition,  the Portfolio  normally will have some portion of its assets invested in debt securities or convertible bonds.

The Sub-advisor to the ASAF American Century  Strategic  Balanced Fund intends to maintain  approximately 60% of the Fund's assets in equity  securities and the remainder in bonds and other fixed income  securities.  With the equity portion of the
Fund, the Sub-advisor  utilizes  quantitative  management  techniques in a two-step  process that draws heavily on computer technology.  In the first step, the Sub-advisor  ranks stocks,  primarily the 1,500 largest publicly traded U.S.  companies
(measured by the value of their stock) from most  attractive to least  attractive.  These  rankings are determined by using a computer model that combines  measures of a stock's value and measures of its growth  potential.  To measure  value,  the
Sub-advisor  uses ratios of stock price to book value and stock price to cash flow,  among others.  To measure growth,  the
Sub-advisor  uses the rate of growth in a  company's  earnings  and  changes in its  earnings  estimates,  as well as other factors.

In the second step,  the  Sub-advisor  uses a technique  called  portfolio  optimization.  In portfolio  optimization,  the
Sub-advisor uses a computer to build a portfolio of stocks from the ranking  described  earlier that it thinks will provide the best  balance  between  risk and  expected  return.  The goal is to create an equity  portfolio  that  provides  better returns than the S&P 500 Index without taking on significant additional risk.

The Sub-advisor  intends to maintain  approximately 40% of the Fund's assets in fixed income  securities.  Up to 20% of the
Fund's fixed income  securities will be invested in foreign fixed income  securities.  These percentages will fluctuate and may be higher or lower  depending on the mix the  Sub-advisor  believes will be most  appropriate  for achieving the Fund's objectives.  The fixed  income  portion of the Fund is  invested  in a  diversified  portfolio  of  government  securities,
corporate  fixed  income  securities,   mortgage-backed  and  asset-backed   securities,   and  similar   securities.   The
Sub-advisor's  strategy is to actively  manage the Fund by investing  the Fund's fixed income assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

The Sub-advisor  will adjust the weighted  average  portfolio  maturity in response to expected  changes in interest rates.
Under normal market  conditions,  the weighted average maturity of the fixed income portion of the Fund will be in the 3-to
10-year range.

Principal Risks:
---------------

Both equity  securities  (e.g.,  stocks) and fixed income  securities  (e.g.,  bonds) can decline in value, and the primary risk of each of the growth and income funds and  portfolios  is that the value of the  securities  they hold will  decline.
The degree of risk to which the growth and income  funds are  subject is likely to be somewhat  less than a fund  investing exclusively for capital growth.  Nonetheless, the share prices of the growth and income funds can decline substantially.

The ASAF Sanford  Bernstein  Managed Index 500 Fund, the ASAF MFS Growth with Income Fund, and the ASAF Alliance Growth and
Income Fund invest primarily in equity  securities.  The ASMT INVESCO Equity Income Portfolio  invests  primarily in equity securities,  but will normally invest some of its assets in fixed income  securities.  The ASAF American Century  Strategic
Balanced  Fund  generally  invests in both equity and fixed  income  securities.  The values of equity  securities  tend to fluctuate  more widely than the values of fixed  income  securities.  Therefore,  those growth and income  portfolios  that invest  primarily in equity  securities will likely be subject to somewhat higher risk than those portfolios that invest in both equity and fixed income securities.

Each  of the  Funds  that  makes  significant  investments  in  fixed  income  securities  may  invest  to some  degree  in lower-quality  fixed income  securities,  which are subject to greater  risk that the issuer may fail to make  interest and principal  payments on the securities when due. Each of these Funds generally  invests in  intermediate- to long-term fixed income  securities.  Fixed  income  securities  with longer  maturities  are  generally  subject to greater risk than fixed income  securities  with  shorter  maturities,  in that their values will  fluctuate  more in response to changes in market interest rates.

The ASAF American  Century  Strategic  Balanced Fund generally takes a growth  approach to investing in equity  securities, while the other growth and income funds take a value  approach.  Growth stocks are those of companies  that are expected to grow at  above-average  rates,  while value  stocks are  believed to be selling at prices lower than what they are actually worth.  A fund investing  primarily in growth stocks will tend to be subject to more risk than a value fund,  although this will not always be the case.

Because the ASAF Sanford Bernstein  Managed Index 500 Fund invests primarily in equity securities  included in the S&P 500, and some of these  securities  do not produce  income,  the Fund may be subject to a greater level of risk than a fund that invests primarily in income-producing securities.

Fixed Income Funds and Portfolios:

Fund/Portfolio:              Investment Goal:               Primary Investments:
--------------               ---------------                -------------------

Federated High Yield Bond    High current income            The  Fund  invests   primarily  in  lower-quality   fixed  income
Fund                                                        securities.

PIMCO Total Return Bond      Maximize     total    return,  The Portfolio invests  primarily in  higher-quality  fixed income
Portfolio                    consistent with  preservation  securities  of  varying  maturities,   so  that  the  Portfolio's
                             of capital                     expected average duration will be from three to six years.

Money Market Portfolio       Maximize  current  income and  The  Portfolio   invests  in   high-quality,   short-term,   U.S.
                             maintain   high   levels   of  dollar-denominated instruments.
                             liquidity

Principal Investment Strategies:
-------------------------------

The ASAF  Federated  High Yield Bond Fund will invest at least 80% of its assets in fixed income  securities  rated BBB and below.  The Fund will  invest  primarily  in fixed  income  securities  which may  include  preferred  stocks,  convertible securities,  bonds,  debentures,  notes,  equipment lease certificates and equipment trust certificates.  The securities in which the Fund invests usually will be rated below the three highest rating  categories of a nationally  recognized  rating organization  (AAA,  AA, or A for  Standard  & Poor's  Corporation  ("Standard  &  Poor's")  and Aaa,  Aa or A for  Moody's
Investors Service,  Inc.  ("Moody's")) or, if unrated, are of comparable quality.  There is no lower limit on the rating of securities in which the Fund may invest.  The Fund may purchase or hold  securities  rated in the lowest rating category or securities in default.

Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

         Credit Research.  The Sub-advisor  will perform its own credit analysis in addition to using rating  organizations and other sources,  and may have discussions with the issuer's  management or other investment  analysts regarding issuers.
The Sub-advisor's credit analysis will consider the issuer's financial  soundness,  its responsiveness to changing business and market  conditions,  and its  anticipated  cash flow and  earnings.  In evaluating an issuer,  the  Sub-advisor  places special emphasis on the estimated current value of the issuer's assets rather than their historical cost.

         Diversification.  The  Sub-advisor  invests in  securities of many  different  issuers,  industries,  and economic sectors.

         Economic  Analysis.  The  Sub-advisor  will  analyze  current  developments  and trends in the  economy and in the financial markets.

The ASMT PIMCO Total Return Bond  Portfolio  will invest at least 65% of its assets in the following  types of fixed income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
         (2) corporate  debt  securities  of U.S. and non-U.S.  issuers,  including  convertible  securities  and corporate commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) inflation-indexed bonds issued by both governments and corporations;
         (5) structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
         (6) delayed funding loans and revolving credit securities;
         (7) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (8) repurchase agreements and reverse repurchase agreements;
         (9) debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
         (10) obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
         (11) obligations of international agencies or supranational entities.

Portfolio  holdings  will be  concentrated  in areas of the bond market  that the  Sub-advisor  believes  to be  relatively
undervalued.   In  selecting  fixed  income  securities,   the  Sub-advisor  uses  economic   forecasting,   interest  rate
anticipation,  credit and call risk analysis,  foreign currency exchange rate forecasting,  and other securities  selection
techniques.   The  proportion  of  the   Portfolio's   assets   committed  to  investment  in  securities  with  particular characteristics  (such as  maturity,  type and coupon rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The  Portfolio  will  invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the
Portfolio  generally  will vary within a three- to six-year  time frame based on the  Sub-advisor's  forecast  for interest rates. The Portfolio can and routinely does invest in certain complex fixed income  securities  (including  mortgage-backed and asset-backed  securities) and engage in a number of investment  practices  (including futures,  swaps and dollar rolls)
that many other  fixed  income  funds do not  utilize.  The  Portfolio  may invest up to 10% of its assets in fixed  income securities  that are rated below  investment  grade ("junk bonds") (or, if unrated,  determined by the Sub-advisor to be of comparable quality).

The ASMT Money Market  Portfolio will invest in  high-quality,  short-term,  U.S. dollar  denominated  corporate,  bank and government  obligations.  Under the regulatory  requirements  applicable to money market funds, the Portfolio must maintain a weighted average portfolio  maturity of not more than 90 days and invest in securities that have effective  maturities of not more than 397 days. In addition,  the Portfolio  will limit its  investments  to those  securities  that, in accordance with  guidelines  adopted by the Directors of the Company,  present  minimal credit risks.  The Portfolio will not purchase any security (other than a United States Government security) unless:

         (1) if rated by only one nationally  recognized  statistical  rating  organization (such as Moody's and Standard &
Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;

         (2) if rated by more  than  one  nationally  recognized  statistical  rating  organization,  at least  two  rating organizations have rated it with the highest rating assigned to short-term debt securities; or

         (3) it is not rated, but is determined to be of comparable quality in accordance with the guidelines noted above.

Principal Risks:
---------------

The risk of a fund or portfolio  investing  primarily in fixed income  securities is determined  largely by the quality and maturity  characteristics of its portfolio  securities.  Lower-quality  fixed income securities are subject to greater risk that the company may fail to make interest and  principal  payments on the  securities  when due.  Fixed income  securities with longer  maturities (or durations) are generally  subject to greater risk than securities with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

As a fund that invests  primarily in lower-quality  fixed income  securities,  the ASAF Federated High Yield Bond Fund will be subject to a level of risk that is high relative to other fixed income  funds,  and which may be comparable to or higher than some equity funds. Like equity  securities,  lower-quality  fixed income securities tend to reflect  short-term market developments to a greater extent than  higher-quality  fixed income  securities.  An economic downturn may adversely affect the value of  lower-quality  securities,  and the trading  market for such  securities  is  generally  less liquid than the market for higher-quality securities.

As a portfolio that invests  primarily in high-quality  fixed income  securities of medium  duration,  the level of risk to which the ASMT  PIMCO  Total  Return  Bond  Portfolio  is  subject  can be  expected  to be less than  most  equity  funds.
Nonetheless,  the fixed income  securities  held by the Portfolio can decline in value because of changes in their quality, in market interest  rates, or for other reasons.  In addition,  while the complex fixed income  securities  invested in and investment  practices  engaged in by the  Portfolio  are  designed to increase  its return or hedge its  investment,  these securities and practices may increase the risk to which the Portfolio is subject.

The ASMT Money  Market  Portfolio  seeks to  preserve  the value of your  investment  at $1.00 per  share,  but it is still possible to lose money by investing in the  Portfolio.  An  investment in the Portfolio is not insured or guaranteed by the
Federal Deposit  Insurance  Corporation or any other  government  agency.  In addition,  the income earned by the Portfolio will fluctuate based on market conditions, interest rates and other factors.

PAST PERFORMANCE

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar year the Fund has been in  operation.  The first  table  below  each bar chart  shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second table shows the average  annual total  returns  before taxes for each Class of each Fund for 2001 and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on  distributions  and  redemptions for Class A shares of each Fund (other than the ASAF Money Market Fund) for
2001 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index. The average annual figures reflect  sales  charges;  the other  figures do not, and would be lower if they did.  All figures  assume  reinvestment  of dividends.  Past  performance  does not  necessarily  indicate  how a Fund  will  perform  in the  future.  No  performance information is included for those Funds that commenced  operations  after January,  2001 (the ASAF INVESCO Health  Sciences
Fund,  the ASAF DeAM Large-Cap  Growth Fund,  the ASAF T. Rowe Price Tax Managed Fund, the ASAF DeAM Large-Cap  Value Fund,
the ASAF Alliance/Bernstein Growth + Value Fund and the ASAF Sanford Bernstein Core Value Fund).

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND

100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
16.91%
81.50%
-26.72%
-33.38%
1998
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 51.79%, 4th quarter 1999	Down 23.15%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception*)	10 Years (or since inception)
Return Before Taxes	-37.19%	-1.56%	N/A
Return After Taxes on Distributions	-33.38%	-0.53%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-20.33%	-0.19%	N/A
Class B			
Return Before Taxes	-39.74%	-1.20%	N/A
Class C			
Return Before Taxes	-35.37%	-1.02%	N/A
Class X			
Return Before Taxes	-38.03%	-0.86%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-21.44%	-1.74%	N/A

* Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs"). The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

ASAF STRONG INTERNATIONAL EQUITY FUND*
-21.00%
-22.00%
-23.00%
-24.00%
-25.00%
-26.00%
-22.93%
-25.18%
2000
2001

BEST QUARTER	WORST QUARTER
Up 4.19%, 4th quarter 2001	Down 17.23%, 1st quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception**)	10 Years (or since inception)
Return Before Taxes	-29.46%	-21.90%	N/A
Return After Taxes on Distributions	-25.18%	-19.76%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.33%	-15.37%	N/A
Class B			
Return Before Taxes	-31.72%	-22.54%	N/A
Class C			
Return Before Taxes	-27.49%	-20.58%	N/A
Class X			
Return Before Taxes	-29.87%	-21.59%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-21.44%	-13.01%	N/A

*Prior to December 10, 2001, the ASAF Strong International Equity Fund was know as the ASAF AIM International Equity Fund and A I M Capital Management, Inc. served as the Sub-advisor to the Fund.

** Inception date: November 1, 1999

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF JANUS OVERSEAS GROWTH FUND

75.54%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
15.70%
-24.92%
-25.68%
1998
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 55.63%, 4th quarter 1999	Down 21.42%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception*)	10 Years (or since inception)
Return Before Taxes	-29.93%	1.66%	N/A
Return After Taxes on Distributions	-25.68%	2.79%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.64%	2.41%	N/A
Class B			
Return Before Taxes	-32.08%	1.98%	N/A
Class C			
Return Before Taxes	-27.77%	2.47%	N/A
Class X			
Return Before Taxes	-30.18%	-2.40%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-21.44%	-0.71%	N/A

* Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND*

40.00%
20.00%
0.00%
-20.00%
-40.00%
13.93%
30.05%
-17.60%
-30.18%
1998
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 22.84%, 4th quarter 1999	Down 19.22%, 1st quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception**)	10 Years (or since inception)
Return Before Taxes	-34.17%	-6.78%	N/A
Return After Taxes on Distributions	-30.18%	-5.59%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-18.38%	-4.36%	N/A
Class B			
Return Before Taxes	-36.71%	-6.59%	N/A
Class C			
Return Before Taxes	-32.41%	-6.29%	N/A
Class X			
Return Before Taxes	-35.02%	-6.31%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-21.44%	-1.74%	N/A

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF PBHG SMALL-CAP GROWTH FUND*
131.71%
150.00%
100.00%
50.00%
0.00%
-50.00%
5.49%
-44.68%
-7.72%
1998
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 73.02% 4th quarter 1999	Down 30.45%, 4th quarter 2000

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception**)	10 Years (or since inception)
Return Before Taxes	-13.05%	4.19%	N/A
Return After Taxes on Distributions	-7.72%	5.56%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-4.70%	4.56%	N/A
Class B			
Return Before Taxes	-14.15%	4.70%	N/A
Class C			
Return Before Taxes	-10.07%	4.87%	N/A
Class X			
Return Before Taxes	-11.92%	5.11%	N/A
Index			
Standard & Poor's 500 Index	-11.88%	5.68%	N/A
Russell 2000 Index***	2.49%	5.23%	N/A

*Between January 1, 1999 and September 14, 2001, the ASAF PBHG Small-Cap Growth Fund was known as the ASAF Janus Small-Cap Growth Fund, and Janus Capital Corporation served as Sub-advisor to the Fund. Prior to January 1, 1999, the Fund was known as the ASAF Founders Small Capitalization Fund, and Founders Asset Management LLC served as Sub-advisor to the Fund.
** Inception date: July 28, 1997
*** The Fund's benchmark index has been changed to the Russell 2000 Index. The Investment Manager believes that the Russell 2000 Index is a better benchmark given the Fund's investment objective and principal investment policies.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement

ASAF DeAM SMALL-CAP GROWTH FUND*

0.00%
-10.00%
-20.00%
-30.00%
-28.49%
2001

BEST QUARTER	WORST QUARTER
Up 15.63%, 2nd quarter 2001	Down 28.72%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception**)	10 Years (or since inception)
Return Before Taxes	-32.57%	-34.56%	N/
Return After Taxes on Distributions	-28.49%	-32.43%	N/
Return After Taxes on Distributions and Sale of Fund Shares	-17.35%	-25.01%	N/
Class B			
Return Before Taxes	-34.91%	-36.70%	N/
Class C			
Return Before Taxes	-30.45%	-33.09%	N/
Class X			
Return Before Taxes	-33.09%	-35.66%	N/
Index			
Russell 2000 Index	2.49%	-7.34%	N/

*Prior to December 10, 2001, the ASAF DeAM Small-Cap Growth Fund was known as the ASAF Scudder Small-Cap Growth Fund and Zurich Scudder Investments, Inc. served as the Sub-advisor to the Fund.
** Inception date: March 1, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF GABELLI SMALL-CAP VALUE FUND*

30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-11.84%
0.18%
23.43%
6.60%
1998
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 18.55%, 2nd quarter 1999	Down 19.57%, 3rd quarter 1998

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception**)	10 Years (or since inception)
Return Before Taxes	0.44%	3.28%	N/A
Return After Taxes on Distributions	5.93%	4.01%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	3.49%	N/A
Class B			
Return Before Taxes	0.12%	3.75%	N/A
Class C			
Return Before Taxes	3.99%	3.87%	N/A
Class X			
Return Before Taxes	2.67%	4.15%	N/A
Index			
Standard & Poor's 500 Index	-11.88%	5.68%	N/A
Russell 2000 Index***	2.49%	5.23%	N/A

** Inception date: July 28, 1997

*** The Fund's benchmark index has been changed to the Russell 2000 Index. The Investment Manager believes that the Russell 2000 Index is a better benchmark given the Fund's investment objective and principal investment policies.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF JANUS MID-CAP GROWTH FUND
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
-41.25%
2001

BEST QUARTER	WORST QUARTER
Up 13.95%, 4th quarter 2001	Down 27.89%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception*)	10 Years (or since inception
Return Before Taxes	-44.62%	-49.63%	N/
Return After Taxes on Distributions	-41.25%	-47.32%	N/
Return After Taxes on Distributions and Sale of Fund Shares	-25.12%	-37.03%	N/
Class B			
Return Before Taxes	-47.44%	-52.27%	N/
Class C			
Return Before Taxes	-43.05%	-47.93%	N/
Class X			
Return Before Taxes	-46.03%	-51.33%	N/
Index			
Standard & Poor's 400 Index	-0.61%	13.69%	N/

* Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

51.75%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
-8.77%
-25.29%
1999
2000
2001

BEST QUARTER	WORST QUARTER
Up 48.79%, 4th quarter 1999	Down 28.82%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ending December 31, 2001

Class A	1 Year	5 Years (or since inception*)	10 Years (or since inception)
Return Before Taxes	-29.59%	11.30%	N/
Return After Taxes on Distributions	-25.28%	13.15%	N/
Return After Taxes on Distributions and Sale of Fund Shares	-15.40%	10.85%	N/
Class B			
Return Before Taxes	-31.68%	12.04%	N/
Class C			
Return Before Taxes	-27.44%	12.38%	N/
Class X			
Return Before Taxes	-29.83%	12.63%	N/
Index			
Standard & Poor's 500 Index	-11.88%	6.95%	N/
Standard & Poor's 400 Index**	-0.61%	13.19%	N/

* Inception date: August 19, 1998
** The Fund's benchmark index has been changed to the Standard & Poor's 400 Index. The Investment Manager believes that the Standard & Poor's 400 Index is a better benchmark given the Fund's investment objective and principal investment policies.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

EXPENSE INFORMATION

..........The maximum  transaction costs and total annual operating expenses  associated with investing in Class A, Class B,
Class C or Class X shares of each Fund are reflected in the following tables:

SHAREHOLDER TRANSACTION EXPENSES:
(fees paid directly from your investment)
                                              High Yield Bond & Total Return Bond                   All Other Funds:
                                                             Funds:                          (other than Class A shares of
                                                                                                 Money Market Fund)(1)
                                              Class A      Class B & X     Class C          Class A    Class B & X    Class C
                                              -------      -----------     -------          -------    -----------    -------
Maximum Sales Charge (Load) on
Purchases                                       4.25%         None           1.00%            5.75%        None         1.00%
(as % of offering price)
Maximum Contingent Deferred Sales
Charge
(Load) (as % of lower of original               None(2)       6.00%(3)       1.00%(3)         None(2)
purchase price or redemption proceeds)                                                                 6.00%(3)     1.00%(3)
Redemption Fee                                  None(4)       None(4)        None(4)          None(4)      None(4)      None(4)
Exchange Fee                                    None          None           None             None         None         None

ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets, in %)
ASAF Fund:                       Management                     Other       Total Annual      Fee     Waivers  Net Annual  Fund
                                 Fees             Distribution  Expenses    Fund Operating    and     Expense  Operating
                                                 And Service                Expenses          Reimbursement(6) Expenses
                                                 (12b-1)
                                                 Fees(5)
-------------------------------- --------------- -------------- ----------- ----------------- ---------------- -----------------

Founders International
Small Capitalization
     Class A                             1.09            0.50        1.51         3.10              (0.90)             2.20
     Class B                             1.09            1.00        1.52         3.61              (0.91)             2.70
     Class C                             1.09            1.00        1.53         3.62              (0.92)             2.70
     Class X                             1.09            1.00        1.53         3.62              (0.92)             2.70
Strong International Equity
     Class A                             1.10            0.50        1.03         2.63              (0.53)             2.10
     Class B                             1.10            1.00        1.04         3.14              (0.54)             2.60
     Class C                             1.10            1.00        1.02         3.12              (0.52)             2.60
     Class X                             1.10            1.00        1.05         3.15              (0.55)             2.60
Janus Overseas Growth
     Class A                             1.10            0.50        0.56         2.16              (0.10)             2.06
     Class B                             1.10            1.00        0.56         2.66              (0.10)             2.56
     Class C                             1.10            1.00        0.56         2.66              (0.10)             2.56
     Class X                             1.10            1.00        0.56         2.66              (0.10)             2.56
American Century
International Growth
     Class A                             1.00            0.50        1.14         2.64              (0.54)             2.10
     Class B                             1.00            1.00        1.14         3.14              (0.54)             2.60
     Class C                             1.00            1.00        1.14         3.14              (0.54)             2.60
     Class X                             1.00            1.00        1.13         3.13              (0.53)             2.60
PBHG Small-Cap Growth
     Class A                             0.90            0.50        0.64         2.04              (0.24)             1.80
     Class B                             0.90            1.00        0.64         2.54              (0.24)             2.30
     Class C                             0.90            1.00        0.64         2.54              (0.24)             2.30
     Class X                             0.90            1.00        0.64         2.54              (0.24)             2.30
DeAM Small-Cap Growth
     Class A                             1.05            0.50        1.20         2.65              (0.75)             1.90
     Class B                             1.05            1.00        1.18         3.13              (0.73)             2.40
     Class C                             1.05            1.00        1.18         3.13              (0.73)             2.40
     Class X                             1.05            1.00        1.18         3.13              (0.73)             2.40
Gabelli Small-Cap Value
     Class A                             1.00            0.50        0.59         2.09              (0.19)             1.90
     Class B                             1.00            1.00        0.59         2.59              (0.19)             2.40
     Class C                             1.00            1.00        0.59         2.59              (0.19)             2.40
     Class X                             1.00            1.00        0.59         2.59              (0.19)             2.40
Janus Mid-Cap Growth
     Class A                             1.00            0.50        1.45         2.95              (1.05)             1.90
     Class B                             1.00            1.00        1.37         3.37              (0.97)             2.40
     Class C                             1.00            1.00        1.40         3.40              (1.00)             2.40
     Class X                             1.00            1.00        1.47         3.47              (1.07)             2.40
Neuberger Berman Mid-Cap Growth
     Class A                             0.90            0.50        0.60         2.00              (0.15)             1.85
     Class B                             0.90            1.00        0.61         2.51              (0.16)             2.35
     Class C                             0.90            1.00        0.61         2.51              (0.16)             2.35
     Class X                             0.90            1.00        0.61         2.51              (0.16)             2.35
Neuberger Berman Mid-Cap Value
     Class A                             0.90            0.50        0.51         1.91              (0.06)             1.85
     Class B                             0.90            1.00        0.51         2.41              (0.06)             2.35
     Class C                             0.90            1.00        0.51         2.41              (0.06)             2.35
     Class X                             0.90            1.00        0.51         2.41              (0.06)             2.35
Alger All-Cap Growth
     Class A                             0.95            0.50        1.12         2.57              (0.72)             1.85
     Class B                             0.95            1.00        1.15         3.10              (0.75)             2.35
     Class C                             0.95            1.00        1.15         3.10              (0.75)             2.35
     Class X                             0.95            1.00        1.18         3.13              (0.78)             2.35
Gabelli All-Cap Value
     Class A                             0.95            0.50        0.87         2.32              (0.47)             1.85
     Class B                             0.95            1.00        0.86         2.81              (0.46)             2.35
     Class C                             0.95            1.00        0.86         2.81              (0.46)             2.35
     Class X                             0.95            1.00        0.86         2.81              (0.46)             2.35
INVESCO Technology
     Class A                             1.00            0.50        1.40         2.90              (1.00)             1.90
     Class B                             1.00            1.00        1.30         3.30              (0.90)             2.40
     Class C                             1.00            1.00        1.31         3.31              (0.91)             2.40
     Class X                             1.00            1.00        1.44         3.44              (1.04)             2.40
INVESCO Health Sciences
     Class A                             1.00            0.50        2.46         3.96              (2.06)             1.90
     Class B                             1.00            1.00        2.75         4.75              (2.35)             2.40
     Class C                             1.00            1.00        2.70         4.70              (2.30)             2.40
     Class X                             1.00            1.00        3.49         5.49              (3.09)             2.40
ProFund Managed OTC
     Class A                             0.85            0.50        1.24         2.59              (0.84)             1.75
     Class B                             0.85            1.00        1.28         3.13              (0.88)             2.25
     Class C                             0.85            1.00        1.29         3.14              (0.89)             2.25
     Class X                             0.85            1.00        1.38         3.23              (0.98)             2.25
Alliance Growth
     Class A                             0.90            0.50        0.66         2.06              (0.26)             1.80
     Class B                             0.90            1.00        0.65         2.55              (0.25)             2.30
     Class C                             0.90            1.00        0.65         2.55              (0.25)             2.30
     Class X                             0.90            1.00        0.64         2.54              (0.24)             2.30
Marsico Capital Growth
     Class A                             1.00            0.50        0.44         1.94              (0.14)             1.80
     Class B                             1.00            1.00        0.44         2.44              (0.14)             2.30
     Class C                             1.00            1.00        0.44         2.44              (0.14)             2.30
     Class X                             1.00            1.00        0.44         2.44              (0.14)             2.30
Janus Capital Growth
     Class A                             1.00            0.50        0.48         1.98              (0.23)             1.75
     Class B                             1.00            1.00        0.47         2.47              (0.22)             2.25
     Class C                             1.00            1.00        0.47         2.47              (0.22)             2.25
     Class X                             1.00            1.00        0.47         2.47              (0.22)             2.25
DeAM Large-Cap Growth(7)
     Class A                             0.90            0.50        0.63         2.03              (0.36)             1.67
     Class B                             0.90            1.00        0.63         2.53              (0.36)             2.17
     Class C                             0.90            1.00        0.63         2.53              (0.36)             2.17
     Class X                             0.90            1.00        0.63         2.53              (0.36)             2.17
Alliance/Bernstein
Growth + Value
     Class A                             1.00            0.50        2.62         4.12              (2.27)             1.85
     Class B                             1.00            1.00        3.24         5.24              (2.89)             2.35
     Class C                             1.00            1.00        3.43         5.43              (3.08)             2.35
     Class X                             1.00            1.00        2.80         4.80              (2.45)             2.35
Sanford Bernstein Core Value
     Class A                             0.85            0.50        2.60         3.95              (2.25)             1.70
     Class B                             0.85            1.00        3.72         5.57              (3.37)             2.20
     Class C                             0.85            1.00        2.88         4.73              (2.53)             2.20
     Class X                             0.85            1.00        2.90         4.75              (2.55)             2.20
DeAM Large-Cap Value(7)
     Class A                             0.90            0.50        0.63         2.03              (0.38)             1.65
     Class B                             0.90            1.00        0.63         2.53              (0.38)             2.15
     Class C                             0.90            1.00        0.63         2.53              (0.38)             2.15
     Class X                             0.90            1.00        0.63         2.53              (0.38)             2.15
Sanford Bernstein
Managed Index 500
     Class A                             0.80            0.50        0.56         1.86              (0.36)             1.50
     Class B                             0.80            1.00        0.56         2.36              (0.36)             2.00
     Class C                             0.80            1.00        0.56         2.35              (0.35)             2.00
     Class X                             0.80            1.00        0.56         2.36              (0.36)             2.00
Alliance Growth and Income
     Class A                             1.00            0.50        0.44         1.94              (0.29)             1.65
     Class B                             1.00            1.00        0.44         2.44              (0.29)             2.15
     Class C                             1.00            1.00        0.44         2.44              (0.29)             2.15
     Class X                             1.00            1.00        0.44         2.44              (0.29)             2.15
MFS Growth with Income
     Class A                             1.00            0.50        0.93         2.43              (0.63)             1.80
     Class B                             1.00            1.00        0.91         2.91              (0.61)             2.30
     Class C                             1.00            1.00        0.93         2.93              (0.63)             2.30
     Class X                             1.00            1.00        0.91         2.91              (0.61)             2.30

INVESCO Equity Income
     Class A                             0.75            0.50        0.46         1.71              (0.04)             1.67
     Class B                             0.75            1.00        0.46         2.21              (0.04)             2.17
     Class C                             0.75            1.00        0.46         2.21              (0.04)             2.17
     Class X                             0.75            1.00        0.46         2.21              (0.04)             2.17
American   Century    Strategic
Balanced
     Class A                             0.90            0.50        0.51         1.91              (0.26)             1.65
     Class B                             0.90            1.00        0.51         2.41              (0.26)             2.15
     Class C                             0.90            1.00        0.51         2.41              (0.26)             2.15
     Class X                             0.90            1.00        0.51         2.41              (0.26)             2.15
Federated High Yield Bond
     Class A                             0.70            0.50        0.62         1.82              (0.32)             1.50
     Class B                             0.70            1.00        0.63         2.33              (0.33)             2.00
     Class C                             0.70            1.00        0.63         2.33              (0.33)             2.00
     Class X                             0.70            1.00        0.64         2.34              (0.34)             2.00
PIMCO Total Return Bond
     Class A                             0.65            0.50        0.39         1.54              (0.04)             1.50
     Class B                             0.65            1.00        0.41         2.06              (0.06)             2.00
     Class C                             0.65            1.00        0.41         2.06              (0.06)             2.00
     Class X                             0.65            1.00        0.42         2.07              (0.07)             2.00
Money Market
     Class A                             0.50            0.50        0.41         1.41              (0.00)             1.41
     Class B                             0.50            1.00        0.41         1.91              (0.00)             1.91
     Class C                             0.50            1.00        0.41         1.91              (0.00)             1.91
     Class X                             0.50            1.00        0.41         1.91              (0.00)             1.91
(1)  Class A shares of the ASAF Money Market Fund are sold without an initial sales charge (load).
(2) Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a  contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the  calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
(3) If you  purchase  Class B or X shares,  you do not pay an  initial  sales  charge  but you may pay a CDSC if you redeem some or all of your  shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class
X shares) year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class
B shares  occurring  in years  one  through  seven,  respectively.  The CDSC is 6%,  5%,  4%,  4%,  3%,  2%,  2% and 1% for
redemptions  of Class X shares  occurring  in years  one  through  eight,  respectively.  No CDSC is  charged  after  these periods.  If you  purchase  Class C  shares,  you may pay an  initial  sales  charge  of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a  discussion  of the
Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."
(4) A $10  fee  may  be  imposed  for  wire  transfers  of  redemption  proceeds.  For an  additional  discussion  of  wire redemptions, see this Prospectus under "How to Redeem Shares."
(5) As  discussed  below under "How to Buy Shares -  Distribution  Plans," the  Company  and the Trust have  adopted  Plans under Rule 12b-1 to permit an affiliate of Company's and Trust's  Investment  Manager to receive  brokerage  commissions in connection  with the purchase and sale of securities  held by the Funds and  Portfolios,  and to use these  commissions  to promote the sale of shares of the Funds.
(6) The Funds'  investment  manager has agreed to  reimburse  and/or  waive fees for each Fund until at least March 1, 2003 so that each  Fund's  operating  expenses  (and,  in the case of the  Feeder  Funds,  the  Feeder  Fund's pro rata share of operating  expenses  of  the  Fund's  corresponding  Portfolio),  exclusive  of  taxes,  interest,  brokerage  commissions, distribution  fees and  extraordinary  expenses,  do not exceed  specified  percentages of the Fund's average net assets as follows:  ASAF Founders  International Small  Capitalization Fund -- 1.70%; ASAF Strong  International Equity Fund - 1.60%;
ASAF Janus Overseas Growth Fund - 1.60%;  ASAF American  Century  International  Growth Fund -- 1.60%;  ASAF PBHG Small-Cap
Growth Fund - 1.30%;  ASAF DeAM  Small-Cap  Growth Fund - 1.40%;  ASAF Gabelli  Small-Cap  Value Fund -- 1.40%;  ASAF Janus
Mid-Cap Growth Fund - 1.40%;  ASAF Neuberger  Berman Mid-Cap Growth Fund - 1.35%;  ASAF Neuberger Berman Mid-Cap Value Fund
- 1.35%; ASAF Alger All-Cap Growth Fund - 1.35%;  ASAF Gabelli All-Cap Value Fund - 1.35%;  ASAF INVESCO  Technology Fund -
1.40%;  ASAF INVESCO  Health  Sciences Fund - 1.40%;  ASAF ProFund  Managed OTC Fund - 1.25%;  ASAF Alliance  Growth Fund -
1.30%;  ASAF Marsico Capital Growth Fund - 1.30%;  ASAF Janus Capital Growth Fund - 1.25%;  ASAF DeAM Large-Cap Growth Fund
- 1.17%;  ASAF T. Rowe Price Tax Managed Fund - 1.30%;  ASAF  Alliance/Bernstein  Growth + Value Fund - 1.35%; ASAF Sanford
Bernstein Core Value Fund - 1.20%;  ASAF DeAM Large-Cap Value Fund - 1.15%;  ASAF Sanford  Bernstein Managed Index 500 Fund
- 1.00%;  ASAF  Alliance  Growth and Income Fund - 1.15%;  ASAF MFS Growth with Income Fund - 1.30%;  ASAF  INVESCO  Equity
Income Fund -- 1.17%;  ASAF American  Century  Strategic  Balanced Fund -- 1.15%;  ASAF  Federated  High Yield Bond Fund --
1.00%; ASAF PIMCO Total Return Bond Fund -- 1.00%; and ASAF Money Market Fund -- 1.00%.
(7) "Other  Expenses" and "Estimated  Distribution  and Service Fees" shown are based on estimated  amounts for the current fiscal year.

Expenses  shown  for each of the  Feeder  Funds  are  based  upon  distribution  and  administration  fees for the Fund and management fees and other expenses for the Fund's corresponding Portfolio.

EXPENSE EXAMPLES

         This  example is intended to help you compare the cost of  investing  in the Funds with the cost of  investing  in other mutual funds.

         Full  Redemption.  This Example assumes that you invest $10,000 in a Fund for the time periods  indicated and then redeem all of your shares at the end of those  periods.  The Example  also  assumes  that your  investment  has a 5% return each  year,  that the  Funds'  total  operating  expenses  remain  the  same,  and  that the  Funds'  expense  waivers  and reimbursements  remain in effect until March 1, 2003.  Although  your actual  costs may be higher or lower,  based on these assumptions your costs would be:

                                               1 Year                                            3 Years
ASAF Fund:                                 Class A    Class B   Class C   Class       Class A    Class B   Class C   Class
---------                                  -------    -------   -------   ------      -------    -------   -------   -----
                                                                            X(*)                                       X(*)
Founders International Small                 $785      $873       $470      $880      $1,397     $1,422     $1,114    $1,450
Capitalization

Strong International Equity                  776        863       460        870       1,298      1,318     1,005      1,343

Janus Overseas Growth                        772        859       457        866       1,203      1,217      909       1,237

American Century International Growth        776        863       460        870       1,300      1,318     1,009      1,339

PBHG Small-Cap Growth                        747        833       431        839       1,156      1,168      860       1,187

DeAM Small-Cap Growth                        757        843       441        849       1,284      1,297      988       1,320

Gabelli Small-Cap Value                      757        843       441        849       1,175      1,187      880       1,207

Janus Mid-Cap Growth                         757        843       441        849       1,342      1,346     1,042      1,390

Neuberger Berman Mid-Cap Growth              752        838       436        844       1,153      1,166      859       1,185

Neuberger Berman Mid-Cap Value               752        838       436        844       1,135      1,146      838       1,164

Alger All-Cap Growth                         752        838       436        844       1,264      1,287      978       1,315

Gabelli All-Cap Value                        752        838       436        844       1,215      1,228      919       1,248

INVESCO Technology                           757        843       441        849       1,332      1,332     1,025      1,384

INVESCO Health Sciences                      757        843       441        849       1,534      1,620     1,298      1,798

ProFund Managed OTC                          743        828       426        834       1,259      1,283      977       1,326

Alliance Growth                              747        833       431        839       1,160      1,170      862       1,187

Marsico Capital Growth                       747        833       431        839       1,136      1,147      840       1,166

                                               1 Year                                            3 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A   Class B   Class C   Class
---------                                  -------   -------    -------   ------      -------   -------   -------   -----
                                                                            X(*)                                      X(*)
Janus Capital Growth                         $743      $828      $426       $834      $1,140     $1,149     $841     $1,167

DeAM Large-Cap Growth                        733       818        416        824       1,140     1,151      844       1,170

T. Rowe Price Tax Managed                    747       833        431        839       2,419     2,499     2,468      3,564

Alliance/Bernstein Growth + Value            752       838        436        844       1,560     1,711     1,435      1,656

Sanford Bernstein Core Value                 738       823        421        829       1,515     1,762     1,286      1,632

DeAM Large-Cap Value                         735       820        418        826       1,142     1,153      846       1,172

Sanford Bernstein Managed Index 500          719       803        401        808       1,093     1,102      793       1,120

Alliance Growth and Income                   733       818        416        824       1,123     1,133      826       1,151

MFS Growth with Income                       747       833        431        839       1,232     1,243      939       1,264

INVESCO Equity Income                        735       820        418        826       1,079     1,087      780       1,105

American Century Strategic Balanced          733       818        416        824       1,117     1,127      819       1,145

Federated High Yield Bond                    571       803        401        808        943      1,096      789       1,115

PIMCO Total Return Bond                      571       803        401        808        887      1,040      734       1,058

Money Market                                 144       794        392        799        446      1,000      694       1.015

                                               5 Years                                           10 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                  -------   -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
Founders International Small                $2,033    $1,992    $1,878     $2,141      $3,731    $3,699    $3,882    $3,916
Capitalization

Strong International Equity                 1,845     1,798      1,674      1,942      3,331      3,293    3,460      3,505

Janus Overseas Growth                       1,659     1,601      1,487      1,736      2,917      2,865    3,056      3,060

American Century International Growth       1,849     1,798      1,682      1,934      3,340      3,295    3,477      3,487

PBHG Small-Cap Growth                       1,589     1,529      1,416      1,662      2,790      2,735    2,929      2,929

DeAM Small-Cap Growth                       1,836     1,777      1,661      1,916      3,335      3,277    3,455      3,473

Gabelli Small Cap Value                     1,618     1,558      1,445      1,692      2,842      2,789    2,981      2,983

Janus Mid-Cap Growth                        1,951     1,872      1,767      2,054      3,587      3,498    3,682      3,769

Neuberger Berman Mid-Cap Growth             1,578     1,521      1,408      1,654      2,757      2,709    2,905      2,905

                                               5 Years                                           10 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                  -------   -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
Neuberger Berman Mid-Cap Value              $1,542    $1,480    $1,367     $1,612      $2,675    $2,618    $2,814    $2,810

Alger All-Cap Growth                        1,801     1,760      1,645      1,911      3,262      3,236    3,425      3,470

Gabelli All-Cap Value                       1,704     1,643      1,529      1,780      3,044      2,988    3,174      3,182

INVESCO Technology                          1,932     1,844      1,732      2,042      3,546      3,442    3,607      3,743

INVESCO Health Sciences                     2,328     2,402      2,262      2,836      4,386      4,520    4,696      5,332

ProFund Managed OTC                         1,800     1,763      1,652      1,943      3,273      3,253    3,453      3,550

Alliance Growth                             1,597     1,533      1,420      1,662      2,808      2,747    2,938      2,929

Marsico Capital Growth                      1,550     1,488      1,375      1,620      2,698      2,642    2,838      2,835

Janus Capital Growth                        1,561     1,496      1,383      1,628      2,731      2,669    2,862      2,859

DeAM Large-Cap Growth                       1,572     1,511      1,398      1,644      2,769      2,715    2,909      2,908

T. Rowe Price Tax Managed                   3,961     4,001      4,348      5,808      7,315      7,354    8,120      9,531

Alliance/Bernstein Growth + Value           2,383     2,579      2,524      2,572      4,503      4,811    5,207      4,831

Sanford Bernstein Core Value                2,309     2,687      2,257      2,541      4,367      4,941    4,706      4,784

DeAM Large-Cap Value                        1,574     1,513      1,400      1,646      2,771      2,716    2,910      2,910

Sanford Bernstein Managed Index 500         1,491     1,428      1,311      1,559      2,602      2,544    2,733      2,735

Alliance Growth and Income                  1,537     1,474      1,362      1,606      2,687      2,631    2,827      2,823

MFS Growth with Income                      1,742     1,679      1,573      1,816      3,137      3,076    3,275      3,269

INVESCO Equity Income                       1,446     1,381      1,269      1,511      2,475      2,415    2,616      2,605

American Century Strategic Balanced         1,525     1,462      1,349      1,594      2,659      2,603    2,799      2,795

Federated High Yield Bond                   1,340     1,415      1,303      1,550      2,446      2,513    2,714      2,716

PIMCO Total Return Bond                     1,225     1,303      1,192      1,435      2,178      2,252    2,461      2,454

Money Market                                 771      1,232      1,121      1,357      1,691      2,103    2,310      2,288

         No Redemption.  You would pay the following  expenses based on the above assumptions except that you do not redeem your shares at the end of each period:

                                               1 Year                                            3 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                  -------   -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
Founders International Small                 $785      $273      $370       $280       $1,397    $1,022    $1,114    $1,050
Capitalization

                                               1 Year                                            3 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                  -------   -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
Strong International Equity                  776       263        360        270       1,298       918     1,005       943

Janus Overseas Growth                        772       259        357        266       1,203       817      909        837

American Century International Growth        776       263        360        270       1,300       918     1,009       939

PBHG Small-Cap Growth                        747       233        331        239       1,156       768      860        787

DeAM Small-Cap Growth                        757       243        341        249       1,284       897      988        920

Gabelli Small-Cap Value                      757       243        341        249       1,175       787      880        807

Janus Mid-Cap Growth                         757       243        341        249       1,342       946     1,042       990

Neuberger Berman Mid-Cap Growth              752       238        336        244       1,153       766      859        785

Neuberger Berman Mid-Cap Value               752       238        336        244       1,135       746      838        764

Alger All-Cap Growth                         752       238        336        244       1,264       887      978        915

Gabelli All-Cap Value                        752       238        336        244       1,215       828      919        848

INVESCO Technology                           757       243        341        249       1,332       932     1,025       984

INVESCO Health Sciences                      757       243        341        249       1,534      1,220    1,298      1,398

ProFund Managed OTC                          743       228        326        234       1,259       883      977        926

Alliance Growth                              747       233        331        239       1,160       770      862        787

Marsico Capital Growth                       747       233        331        239       1,136       747      840        766

Janus Capital Growth                         743       228        326        234       1,140       749      841        767

DeAM Large-Cap Growth                        733       218        316        224       1,140       751      844        770

T. Rowe Price Tax Managed                    747       233        331        239       2,419      2,099    2,468      3,164

Alliance/Bernstein Growth + Value            752       238        336        244       1,560      1,311    1,435      1,256

Sanford Bernstein Core Value                 738       223        321        229       1,515      1,362    1,286      1,232

DeAM Large-Cap Value                         735       220        318        226       1,142       753      846        772

Sanford Bernstein Managed Index 500          719       203        301        208       1,093       702      793        720

Alliance Growth and Income                   733       218        316        224       1,123       733      826        751

                                                       1 Year                                    3 Years
ASAF Fund:                                  Class A  Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                   -------  -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
MFS Growth with Income                       $747      $233      $331       $239       $1,232     $843      $939      $864

INVESCO Equity Income                        735       220        318        226       1,079       687      780        705

American Century Strategic Balanced          733       218        316        224       1,117       727      819        745

Federated High Yield Bond                    571       203        301        208        943        696      789        715

PIMCO Total Return Bond                      571       203        301        208        887        640      734        658

Money Market                                 144       194        292        199        446        600      694        615

                                                      5 Years                                    10 Years
ASAF Fund:                                 Class A   Class B    Class C   Class       Class A    Class B  Class C   Class
---------                                  -------   -------    -------   ------      -------    -------  -------   -----
                                                                            X(*)                                      X(*)
Founders International Small                $2,033    $1,792    $1,878     $1,841      $3,731    $3,699    $3,882    $3,916
Capitalization

Strong International Equity                 1,845     1,598      1,674      1,642      3,331      3,293    3,460      3,505

Janus Overseas Growth                       1,659     1,401      1,487      1,436      2,917      2,865    3,056      3,060

American Century International Growth       1,849     1,598      1,682      1,634      3,340      3,295    3,477      3,487

PBHG Small-Cap Growth                       1,589     1,329      1,416      1,362      2,790      2,735    2,929      2,929

DeAM Small-Cap Growth                       1,836     1,577      1,661      1,616      3,335      3,277    3,455      3,473

Gabelli Small-Cap Value                     1,618     1,358      1,445      1,392      2,842      2,789    2,981      2,983

Janus Mid-Cap Growth                        1,951     1,672      1,767      1,754      3,587      3,498    3,682      3,769

Neuberger Berman Mid-Cap Growth             1,578     1,321      1,408      1,354      2,757      2,709    2,905      2,905

Neuberger Berman Mid-Cap Value              1,542     1,280      1,367      1,312      2,675      2,618    2,814      2,810

Alger All-Cap Growth                        1,801     1,560      1,645      1,611      3,262      3,236    3,425      3,470

Gabelli All-Cap Value                       1,704     1,443      1,529      1,480      3,044      2,988    3,174      3,182

INVESCO Technology                          1,932     1,644      1,732      1,742      3,546      3,442    3,607      3,743

INVESCO Health Sciences                     2,328     2,202      2,262      2,536      4,386      4,520    4,696      5,332

ProFund Managed OTC                         1,800     1,563      1,652      1,643      3,273      3,253    3,453      3,550

Alliance Growth                             1,597     1,333      1,420      1,362      2,808      2,747    2,938      2,929

Marsico Capital Growth                      1,550     1,288      1,375      1,320      2,698      2,642    2,838      2,835

                                               5 Years                                           10 Years
ASAF Fund:                             Class A   Class B    Class C   Class          Class A   Class B   Class C   Class
---------                              -------   -------    -------   ------         -------   -------   -------   -----
                                                                        X(*)                                         X(*)
Janus Capital Growth                    1,561     1,296      1,383      1,328         2,731     2,669     2,862      2,859

DeAM Large-Cap Growth                   1,572     1,311      1,398      1,344         2,769     2,715     2,909      2,908

T. Rowe Price Tax Managed               3,961     3,801      4,348      5,508         7,315     7,345     8,120      9,531

Alliance/Bernstein Growth + Value       2,383     2,379      2,524      2,272         4,503     4,811     5,207      4,831

Sanford Bernstein Core Value            2,309     2,487      2,257      2,241         4,367     4,941     4,706      4,784

DeAM Large-Cap Value                    1,574     1,313      1,400      1,346         2,771     2,716     2,910      2,910

Sanford Bernstein Managed Index 500     1,491     1,228      1,311      1,259         2,602     2,544     2,733      2,735

Alliance Growth and Income              1,537     1,274      1,362      1,306         2,687     2,631     2,827      2,823

MFS Growth with Income                  1,742     1,479      1,573      1,516         3,137     3,076     3,275      3,269

INVESCO Equity Income                   1,446     1,181      1,269      1,211         2,475     2,415     2,616      2,605

American Century Strategic Balanced     1,525     1,262      1,349      1,294         2,659     2,603     2,799      2,795

Federated High Yield Bond               1,340     1,215      1,303      1,250         2,446     2,513     2,714      2,716

PIMCO Total Return Bond                 1,225     1,103      1,192      1,135         2,178     2,252     2,461      2,454

Money Market                             771      1,032      1,121      1,057         1,691     2,103     2,310      2,288
(*) Expense examples for purchases of Class X shares of the Funds reflect the  shareholder's  receipt of additional  "bonus shares." For a discussion  of the issuance of "bonus  shares," see this  Prospectus  under "How to Buy Shares:  Purchase of
Class X Shares."

                                             INVESTMENT PROGRAMS OF THE FUNDS

         The investment  objective,  policies and limitations for each of the Funds are described  below.  Each Feeder Fund seeks to meet its  investment  objective by investing  all of its  investable  assets in a  corresponding  Portfolio of the
Trust,  which in turn invests  directly in a portfolio of securities.  The investment  objective,  policies and limitations of each Feeder Fund are identical to those of its corresponding Portfolio.

         While  certain  policies  apply to all Funds and  Portfolios,  generally  each Fund and  Portfolio has a different investment  objective and investment  focus. As a result,  the risks,  opportunities  and returns of investing in each Fund or Portfolio will differ.  Those  investment  policies  specifically  labeled as  "fundamental"  may not be changed without shareholder  approval.  However,  the investment objective of each Fund and Portfolio generally is not a fundamental policy and may be changed by the  Directors  of the Company or  Trustees of the Trust  without  shareholder  approval.  Similarly, most of the Funds' and Portfolios' investment policies and limitations are not fundamental policies.

         There  can be no  assurance  that the  investment  objective  of any Fund or  Portfolio  will be  achieved.  Risks relating to certain types of  securities  and  instruments  in which the Funds and  Portfolios  may invest are described in this Prospectus under "Certain Risk Factors and Investment Methods."

         If approved by the  Directors of the  Company,  the Company may add more Funds and may cease to offer any existing
Funds in the future.

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To achieve its objective,  the Fund normally invests primarily in securities issued by foreign companies that have market  capitalizations  of $1.5 billion  (this  maximum may be revised from time to time based on stock market  valuations and industry  standards) or less.  These  securities may represent  companies in both  established  and emerging  economies throughout the world.

         At least 65% of the Fund's total assets normally will be invested in foreign securities  representing a minimum of three  countries.  The Fund may invest in larger  foreign  companies or in U.S.-based  companies  if, in the  Sub-advisor's opinion,  they represent  better  prospects for capital  growth.  The  Sub-advisor  looks for companies  whose  fundamental strengths  indicate  potential for growth in earnings per share. The Sub-advisor  generally takes a "bottom up" approach to building  the Fund,  which means that the  Sub-advisor  will search for  individual  companies  that  demonstrate  the best potential for significant  earnings growth,  rather than choose  investments based on broader economic  characteristics  of countries or industries.

         As  discussed  below,  foreign  securities  are  generally  considered  to  involve  more risk than  those of U.S.
companies,  and  securities of smaller  companies are  generally  considered to be riskier than those of larger  companies.
Therefore,  because the Fund's  investment  focus is on  securities  of small and foreign  companies,  the risk of loss and share price  fluctuation  of this Fund  likely will be high  relative to most of the other Funds of the Company and popular market averages.

         Foreign  Securities.  For purposes of the Fund,  the term  "foreign  securities"  refers to securities of issuers, that, in the judgment of the Sub-advisor,  have their principal  business  activities outside of the United States, and may include American  Depositary  Receipts.  The determination of whether an issuer's  principal  activities are outside of the
United  States will be based on the location of the issuer's  assets,  personnel,  sales,  and  earnings  (specifically  on whether  more than 50% of the  issuer's  assets  are  located,  or more than 50% of the  issuer's  gross  income is earned, outside of the United  States) or on whether  the  issuer's  sole or  principal  stock  exchange  listing is outside of the
United States.  The foreign  securities in which the Fund will invest typically will be traded on the applicable  country's principal stock exchange but may also be traded on regional exchanges or over-the-counter.

         Investments in foreign  securities  involve  different  risks than U.S.  investments,  including  fluctuations  in currency exchange rates,  unstable  political and economic  structures,  reduced  availability of information,  and lack of uniform financial reporting and regulatory  practices such as those that apply to U.S. issuers.  Some foreign companies may exclude  foreign  investors,  such as the  Fund,  from  participating  in  beneficial  corporate  actions,  such as  rights offerings.  As a result,  the Fund may not realize the same value from a foreign  investment as a  shareholder  residing in that  country.  Foreign  investments  of the  Fund may  include  securities  issued  by  companies  located  in  developing countries.  Developing  countries  are subject to more  economic,  political  and business  risk than major  industrialized nations,  and the  securities  they issue are expected to be more volatile and more uncertain as to payment of interest and principal.  The Fund is permitted to use forward  foreign  currency  contracts in connection with the purchase or sale of a specific security or for hedging purposes.

         For an additional discussion of the risks involved in foreign securities,  see this Prospectus under "Certain Risk
Factors and Investment Methods."

         Small and Medium-Sized  Companies.  Investments in small and medium-sized  companies  involve greater risk than is customarily  associated with more  established  companies.  Generally,  small and  medium-sized  companies are still in the developing  stages of their life  cycles and are  attempting  to achieve  rapid  growth in both sales and  earnings.  While these  companies  often have growth  rates that exceed  those of large  companies,  smaller  companies  often have  limited operating  histories,  product  lines,  markets,  or  financial  resources,  and  they  may be  dependent  upon  one-person management.  These  companies  may be subject to intense  competition  from larger  entities,  and the  securities  of such companies may have a limited market and may be subject to more abrupt or erratic movements in price.

Other Investments:

         In addition to  investing in common  stocks,  the Fund may invest in other types of  securities  and may engage in certain investment  practices.  The Fund may invest in convertible  securities,  preferred stocks, bonds,  debentures,  and other  corporate  obligations  when the  Sub-advisor  believes  that these  investments  offer  opportunities  for  capital appreciation.  Current income will not be a substantial factor in the selection of these securities.

         The Fund will only invest in bonds,  debentures,  and corporate obligations (other than convertible securities and preferred  stock) rated  investment  grade at the time of purchase.  Convertible  securities and preferred stocks purchased by the Fund may be rated in medium and lower  categories  by Moody's or S&P,  but will not be rated  lower than B. The Fund may also invest in unrated  convertible  securities  and preferred  stocks if the  Sub-advisor  believes that the financial condition of the issuer or the terms of the  securities  limits risk to a level  similar to that of  securities  rated B or above.

         In  addition,  the Fund may enter into stock index,  interest  rate and foreign  currency  futures  contracts  (or options thereon) for hedging  purposes.  The Fund may write covered call options on any or all of its portfolio  securities as the Sub-advisor  considers  appropriate.  The Fund also may purchase options on securities and stock indices for hedging purposes.  The Fund may buy and sell options on foreign currencies for hedging purposes.

         For more  information on these  securities and investment  practices and their risks,  see this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Up to  100%  of the  assets  of the  Fund  may be  invested  temporarily  in cash or cash equivalents if the Sub-advisor  determines that it would be appropriate for purposes of increasing  liquidity or preserving capital  in light of market or  economic  conditions.  Temporary  investments  may  include  U.S.  government  obligations, commercial  paper,  bank  obligations,  and  repurchase  agreements.  While  the  Fund  is  in a  defensive  position,  the opportunity to achieve its investment objective of capital growth will be limited.

ASAF STRONG INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment  objective of the Fund,  (formerly,  the ASAF AIM  International  Equity Fund) is to seek long-term  capital growth by investing in a diversified  portfolio of international  equity  securities the issuers of which are considered to have strong earnings momentum.

Principal Investment Objectives and Risks:

         The Fund seeks to meet its investment objective by investing,  under normal market conditions, at least 80% of its total assets in a  diversified  portfolio of equity  securities  of  companies  located or operating in developed  non-U.S.
countries and emerging  markets of the world.  The equity  securities  will  ordinarily  be traded on a recognized  foreign securities  exchange or traded in a foreign  over-the-counter  market in the country where the issuer is principally based, but may also be traded in other  countries  including  the United  States.  The  Sub-advisor  intends to focus on companies with an  above-average  potential  for  long-term  growth and  attractive  relative  valuations.  The  Sub-advisor  selects companies  based on five key factors:  growth,  valuation,  management,  risk and sentiment.  In addition,  the Sub-advisor looks for companies with the following  characteristics:  (1) a  distinguishable  franchise on a local,  regional or global basis;  (2) a history of  effective  management  demonstrated  by  expanding  revenues  and  earnings  growth;  (3) prudent financial and accounting policies; and (4) an ability to capitalize on a changing business environment.

         The Fund will normally allocate assets among a variety of countries,  regions and industry  sectors,  investing in at least five countries outside of the United States.  In selecting  countries,  the Sub-advisor  considers such factors as economic growth prospects,  monetary and fiscal policies,  political stability,  currency trends and market liquidity.  The
Fund may  invest up to 40% of its total  assets in any one  country  and up to 25% of its  total  assets in  securities  of issuers located and operating primarily in emerging market countries.

         As with any  equity  fund,  the  fundamental  risk  associated  with the  Fund is the risk  that the  value of the securities it holds might  decrease.  The prices of equity  securities  change in response to many  factors,  including the historical and prospective earnings of the issuer, the value of its assets,  general economic  conditions,  interest rates, investor perceptions and market liquidity.

         As a fund that  invests  primarily  in the  securities  of foreign  issuers,  the risk and  degree of share  price fluctuation of the Fund may be greater than a fund investing  primarily in domestic  securities.  The risks of investing in foreign securities,  which are described in more detail below under "Certain Risk Factors and Investment  Methods," include political  and economic  conditions  and  instability  in foreign  countries,  less  available  information  about  foreign companies,  lack of strict  financial and  accounting  controls and  standards,  less liquid and more  volatile  securities markets,  and fluctuations in currency exchange rates.  While the Fund has authority to engage in transactions  intended to hedge its exposure to fluctuations  in foreign  currencies,  it does not currently  intend to do so. To the extent the Fund invests in  securities  of issuers in  developing  countries,  the Fund may be subject to even  greater  levels of risk and share  price  fluctuation.  Transaction  costs  are  often  higher  in  developing  countries  and  there  may be delays in settlement of transactions.

Other Investments:

         The Fund may invest up to 20% of its total  assets in debt or  preferred  equity  securities  exchangeable  for or convertible into marketable equity securities of foreign  companies.  In addition,  the Fund may regularly invest up to 20%
of its total assets in high-grade  short-term debt  securities,  including U.S.  Government  obligations,  investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

         The Fund may use futures contracts and related options,  options on securities,  securities indices and currencies to attempt to hedge against the overall level of risk normally  associated with the Fund's  investments.  The Fund also may from time to time make short sales of securities "against the box."

         Additional  information  about  convertible  securities,   options,  futures  contracts,  short  sales  and  other
investments  and  investment  practices  of the Fund is  included  in this  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Temporary  Investments.  In addition to  regularly  investing  up to 20% of its total  assets in  short-term  debt securities  as noted  above,  the Fund  may  hold  all or a  significant  portion  of its  assets  in  cash,  money  market instruments,  bonds or other debt  securities in  anticipation  of or in response to adverse market  conditions or for cash management  purposes.  While the Fund is in such a defensive position,  the opportunity to achieve its investment objective of capital growth may be limited.

ASAF JANUS OVERSEAS GROWTH FUND*:

* The Fund was closed to new investors  effective  March 1, 2000.  Shareholders  of the Fund as of the close of business on
February  29, 2000 may  continue to make  additional  purchases  and to reinvest  dividends  and capital  gains in existing accounts.  Any  participant  in a  participant-directed  defined  contribution  plan that held Fund shares in a  plan-level omnibus  account as of January 18, 2000 can continue to allocate  amounts to the Fund,  whether or not the  participant had amounts allocated to the Fund as of that date.

Investors  may be required to  demonstrate  eligibility  to purchase  shares of the Fund before an  investment is accepted.
The Company may resume sales of shares of the Fund to new  investors at some future date,  but it has no present  intention to do so.

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund pursues its objective  primarily  through  investments  in common stocks of issuers  located  outside the
United States.  The Fund has the  flexibility to invest on a worldwide  basis in companies and  organizations  of any size, regardless of country of organization or place of principal business activity.

         The Fund normally  invests at least 65% of its total assets in securities of issuers from at least five  different countries,  excluding the United  States.  Although the Fund intends to invest  substantially  all of its assets in issuers located outside the United States,  it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The Fund invests  primarily in stocks  selected for their growth  potential.  The  Sub-advisor  generally  takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies  with  earnings  growth  potential  that may not be  recognized  by the market at large,  regardless of where the companies are organized or where they primarily  conduct business.  Although themes may emerge in the Fund,  securities are generally  selected without regard to any defined allocation among countries,  geographic  regions or industry sectors,  or other similar  selection  procedure.  Current income is not a significant  factor in choosing  investments,  and any income realized by the Fund will be incidental to its objective.

         As with any common stock fund, the  fundamental  risk  associated  with the Fund is the risk that the value of the stocks it holds might  decrease.  Stock values may fluctuate in response to the  activities of an individual  company or in response to general  market  and/or  economic  conditions.  As a fund that invests  primarily in the  securities of foreign issuers,  the risk associated with the Fund may be greater than a fund investing  primarily in domestic  securities.  For a further  discussion of the risks  involved in investing in foreign  securities,  see this  Prospectus  under  "Certain Risk
Factors and Investment  Methods." In addition,  the fund may invest to some degree in smaller or newer  issuers,  which are more likely to realize substantial growth as well as suffer significant losses than larger or more established issuers.

         The Fund  generally  intends to  purchase  securities  for  long-term  investment  rather than  short-term  gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments  not foreseen at the time the investment was made. To a limited  extent,  the Fund may purchase  securities in anticipation of relatively  short-term  price gains.  The Fund may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The Fund may invest in "special  situations"  from time to time. A special  situation arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  issuer will be recognized and increase in value due to a specific  development with respect to that issuer.  Developments  creating a special situation might include a new product or  process,  a  technological  breakthrough,  a  management  change or other  extraordinary  corporate  event,  or differences  in market supply of and demand for the  security.  Investment  in special  situations  may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may invest to a lesser  degree in types of  securities  other than  common  stocks,  including  preferred stocks, warrants,  convertible securities and debt securities.  The Fund is subject to the following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

The Fund may make short sales  "against the box." In addition,  the Fund may invest in the  following  types of  securities and engage in the following investment techniques:

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial
indices  and  foreign   currencies  and  interest  rate  swaps  and   swap-related   products   (collectively   "derivative
instruments").  The Fund intends to use most derivative  instruments  primarily to hedge the value of its portfolio against potential  adverse  movements in securities  prices,  foreign currency markets or interest rates. To a limited extent,  the
Fund may also use derivative  instruments for non-hedging  purposes such as seeking to increase  income.  The Fund may also use currency hedging techniques,  including forward currency exchange contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities. The Fund may invest in indexed/structured  securities, which typically are short- to intermediate-term  debt  securities  whose  value at maturity or interest  rate is linked to  currencies,  interest  rates, equity  securities,  indices,  commodity prices or other financial  indicators.  Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors

         For more  information  on the types of securities and  instruments  other than common stocks in which the Fund may invest and their risks,  see this  Prospectus  under  "Certain Risk Factors and  Investment  Methods" and the Company's SAI
under "Investment Programs of the Funds."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are not favorable for profitable investing  or when  the  Sub-advisor  is  otherwise  unable  to  locate  favorable  investment  opportunities,  the  Fund's investments  may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the
Fund does not always  stay  fully  invested  in stocks and bonds.  The Fund's  cash and  similar  investments  may  include high-grade  commercial  paper,  certificates  of deposit,  repurchase  agreements  and money  market  funds  managed by the
Sub-advisor.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of long-term growth of capital will be limited.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will seek to achieve its investment objective by investing in its corresponding Portfolio,  which in turn will invest  primarily in equity  securities of  international  companies  that the  Sub-advisor  believes will increase in value over time.  The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue  growth.  Ideally,  the Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an  accelerating  pace.  Accelerating  growth is shown,  for example,  by growth that is faster this quarter than last or faster this year than the year  before.  For  purposes of the  Portfolio,  equity  securities  include  common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information  for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This  strategy is based on the premise  that,  over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The  Sub-advisor  recognizes  that, in addition to locating  strong  companies  with  accelerating  earnings,  the allocation  of assets  among  different  countries  and regions also is an  important  factor in managing an  international portfolio.  For this reason,  the  Sub-advisor  will  consider a number of other factors in making  investment  selections, including  the prospects  for relative  economic  growth among  countries or regions,  economic and  political  conditions, expected inflation rates,  currency exchange  fluctuations and tax considerations.  Under normal conditions,  the Portfolio will  invest at least 65% of its  assets in equity  securities  of issuers  from at least  three  countries  outside of the
United  States.  In order to maintain  investment  flexibility,  the  Portfolio has not  otherwise  established  geographic requirements for asset distribution.

         While the Portfolio's  focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in  issuers in  developing  countries.  The  Portfolio  may make  foreign  investments  either  directly  in foreign securities,  or  indirectly  by  purchasing  depositary  receipts.  Securities  purchased in foreign  markets may either be traded on foreign securities exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio  can decrease as well as  increase.  As a fund investing primarily in equity securities of foreign issuers, the Portfolio (and,  therefore,  the Fund) may be subject to a level of risk and share price  fluctuation  higher  than most funds that invest  primarily  in domestic  equities.  Foreign companies may be subject to greater economic risks than domestic  companies,  and foreign securities are subject to certain risks relating to political,  regulatory and market  structures and events that domestic  securities are not subject to. To the extent the Portfolio  invests in securities  of issuers in developing  countries,  the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities of U.S.  issuers may be included in the Portfolio  from time to time.  The Portfolio also may invest in bonds,  notes and debt securities of companies and obligations of domestic or foreign  governments and their agencies.  The
Portfolio  will limit its  purchases of debt  securities  to  investment  grade  obligations.  The Portfolio may enter into non-leveraged stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The  Portfolio  may  invest  in  derivative  securities.   Certain  of  these  derivative
securities may be described as  "index/structured"  securities,  which are securities  whose value or performance is linked to other equity  securities (as in the case of depositary  receipts),  currencies,  interest rates,  securities  indices or other  financial  indicators  ("reference  indices").  The  Portfolio  may not invest in a derivative  security  unless the reference  index or the  instrument  to which it relates is an  eligible  investment  for the  Portfolio.  For  example,  a security whose underlying value is linked to the price of oil would not be a permissible  investment  because the Portfolio may not invest in oil and gas leases or futures.  The Portfolio may make short sales "against the box."

         Forward  Currency  Exchange  Contracts.  As a fund  investing  primarily in foreign  securities,  the value of the
Portfolio will be affected by changes in the exchange rates between  foreign  currencies  and the U.S.  dollar.  To protect against  adverse  movements in exchange  rates,  the Portfolio may, for hedging  purposes only,  enter into forward foreign currency  exchange  contracts.  The  Portfolio  may enter into a forward  contract  to  "lock-in"  an  exchange  rate for a specific  purchase or sale of a security.  Less  frequently,  the  Portfolio  may enter into a forward  contract to seek to protect its holdings in a particular  currency from a decline in that currency.  Predicting  the relative  future values of currencies is very difficult,  and there is no assurance that any attempt to reduce the risk of adverse currency  movements through the use of forward contracts will be successful.

         Indirect  Foreign  Investments.  The  Portfolio  may invest up to 10% of its assets in certain  foreign  countries indirectly through investment funds and registered  investment  companies that invest in those countries.  If the Portfolio invests in investment  companies,  it will bear its proportionate share of the costs incurred by such companies,  including any investment advisory fees.

         Additional  information  about the  securities  that the Portfolio may invest in and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments.  Under exceptional market or economic conditions,  the Portfolio may temporarily invest all or a  substantial  portion of its assets in cash or  investment-grade  short-term  securities.  While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

ASAF PBHG SMALL-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Janus Small-Cap  Growth Fund) is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund  pursues its  objective by normally  investing  at least 80% of its total assets in the common  stocks of small-sized  companies.  For  purposes  of the Fund,  small-sized  companies  are those  that have  market  capitalizations similar to the market  capitalization  of the  companies in the Russell  2000(R)Index at the time of the Fund's  investment.
The Sub-advisor  expects to focus primarily on those  securities whose market  capitalizations  or annual revenues are less than $1 billion at the time of  purchase.  The size of the  companies  in the  Russell  2000(R)Index and those on which the
Sub-advisor intends to focus the Fund's investments will change with market conditions.

         The  Sub-Advisor  believes that discipline and consistency  are important to long-term  investment  success.  This belief is reflected  in its  investment  process.  For this Fund,  the  Sub-Advisor  uses a  fundamental  and  quantitative investment process that is extremely focused on business  momentum,  as demonstrated by such factors as earnings or revenue and  sales  growth.  Using its own  fundamental  research  and  bottom-up  approach  to  investing,  the  Sub-Advisor  also identifies  those  companies  which are  currently  out of favor in the  market  place but have the  potential  to  achieve significant  appreciation  as the  market  place  recognizes  their  fundamental  value and  their  growth  potential.  The
Sub-Advisor  begins its investment  process by creating a universe of companies that possess the growth  characteristics it seeks.  The universe is continually  updated.  The  Sub-Advisor  then ranks each company in its universe using  proprietary software and research models that incorporate  attributes of successful  growth like positive  earnings  surprises,  upward earnings estimate  revisions and accelerating  sales and earnings growth.  The Sub-Advisor will also review its universe to identify  companies  which  possess  growth  attributes  but whose growth  potential  and  fundamental  value have not been recognized by the market and whose stock may be considered  underpriced  using certain  financial  measurements such as its earning power vs. current stock price, its dividend income potential,  its  price-to-earnings  ratio vs. similar companies, its  competitive  advantages  like  brand or  market  niche,  its  management  team and its  current  and  future  business prospects.  Finally,  using its own fundamental research and a bottom-up approach to investing,  the Sub-Advisor  evaluates each company's  business  momentum to determine whether the company can sustain its current growth trend, or if the company is currently  out of market favor,  whether it has the potential to achieve  significant  appreciation  as the  marketplace recognizes its growth potential and fundamental value.

         The  Sub-Advisor's  decision  to sell a  security  depends  on many  factors.  Generally  speaking,  however,  the
Sub-Advisor  considers  selling a security when its  anticipated  future  appreciation is no longer  probable,  alternative investments  offer more  superior  appreciation  prospects,  the risk of a decline  in its  market  price is too great or a deterioration in business momentum or fundamentals occurs or is expected by the Sub-Advisor to occur.

         Because the Fund invests  primarily in common stocks,  the primary risk of investing in the Fund is that the value of the  stocks  it holds  might  decrease  and you  could  lose  money.  The  prices  of the  securities  in the Fund  will fluctuate.  These  price  movements  may occur  because  of  changes  in the  financial  markets  as a whole,  a  company's individual  situation  or industry  changes.  These risks are greater for  companies  with smaller  market  capitalizations because they tend to have more limited  product  lines,  markets and financial  resources and may be dependent on a smaller management group than larger, more established companies.

Other Investments:

         The Fund may invest to a lesser  degree in types of  securities  other than  common  stocks,  including  preferred stocks, warrants, and convertible securities

In addition, the Fund may invest in the following types of securities and engage in the following investment techniques:

         Foreign  Securities.  The Fund may  invest  up to 15% of its  total  assets in  foreign  securities.  The Fund may invest directly in foreign  securities  denominated in foreign  currencies,  or may invest through  depositary  receipts or passive  foreign  investment  companies.  Generally,  the same criteria are used to select  foreign  securities as domestic securities.  American  Depository  Receipts  and  foreign  issuers  traded in the United  States are not  considered  to be
Foreign Securities for purposes of this investment limitation.

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial  indices  and  foreign  currencies  and  options on such  contracts,  and may  invest in  options on  securities,
financial  indices  and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products
(collectively  "derivative  instruments").  The Fund  intends  to use  derivative  instruments  to hedge  the  value of its portfolio against potential adverse movements in securities prices, currency exchange rates or interest rates.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are not favorable for profitable investing  or when  the  Sub-advisor  is  otherwise  unable  to  locate  favorable  investment  opportunities,  the  Fund's investments  may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the
Fund does not always stay fully  invested in stocks and other equity  securities.  The Fund's cash and similar  investments may include high-grade commercial paper,  certificates of deposit,  repurchase agreements and money market funds managed by the  Sub-advisor  or  others.  While the Fund is in a  defensive  position,  the  opportunity  to  achieve  its  investment objective of capital growth will be limited.

ASAF DEAM SMALL-CAP GROWTH FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Scudder Small-Cap Growth Fund) is to seek maximum growth of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Principal Investment Policies and Risks:

         The Fund pursues its  investment  objective  by normally  investing at least 80% of its total assets in the equity securities of small-sized  companies  included in the Russell 2000(R)Growth Index.  Equity securities  include common stocks and  securities  convertible  into or  exchangeable  for common  stocks,  including  warrants and rights.  The  Sub-advisor employs an investment  strategy  designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell 2000(R)Growth Index,  but which  outperforms the Russell 2000(R)Growth Index through active stock selection.  The Russell 2000(R)Growth Index is a market  capitalization  index that measures the performance of small-sized  companies with above average  growth  prospects.  As of September 30, 2001, the average market  capitalization of the  companies  in the Russell  2000(R)Growth  Index was $356  million  and the median  market  capitalization  was $241 million.  The size of the  companies in the Russell  2000(R)Growth Index will change with market  conditions.  The target of this Fund is to track the  performance  of the Russell 2000(R)Growth Index within 4% with normal  deviation  expected of 1%.
It is possible  that the  deviation  may be higher.  For purposes of this Fund,  the strategy of  attempting to correlate a stock  portfolio's  market  risk with that of a  particular  index,  in this case the Russell  2000(R)Growth  Index,  while improving upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

         The  Sub-advisor  considers  a number of factors in  determining  whether to invest in a growth  stock,  including earnings growth rate,  analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income  growth  versus  cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments, long-term  capital  appreciation  will  take  precedence  over  short  range  market  fluctuations.  However,  the Fund may occasionally  make  investments for short-term  capital  appreciation.  Current income will not be a significant  factor in selecting investments.

         Like all common  stocks,  the market  values of the common  stocks held by the Fund can  fluctuate  significantly, reflecting the business  performance of the issuing  company,  investor  perception or general economic or financial market movements.  Because of the Fund's  focus on the stocks of smaller  growth  companies,  investment  in the Fund may  involve substantially  greater than average  share price  fluctuation  and  investment  risk. A fund focusing on growth stocks will generally  involve  greater risk and share price  fluctuation  than a fund investing  primarily in value stocks.  While the
Fund  attempts  to  outperform  the  Russell  2000(R)Growth  Index,  it is not  expected  that any  outperformance  will be substantial.  The Fund also may underperform the Russell 2000(R)Growth Index over short or extended periods.

         In addition,  investments in securities of smaller companies are generally considered to offer greater opportunity for  appreciation  and to involve  greater risk of  depreciation  than securities of larger  companies.  Smaller  companies often have limited product lines,  markets or financial  resources,  and they may be dependent upon one or a few key people for  management.  Because the  securities of small-cap  companies are not as broadly  traded as those of larger  companies, they are often  subject to wider and more abrupt  fluctuations  in market price.  Additional  reasons for the greater price fluctuations of these  securities  include the less certain growth  prospects of smaller firms and the greater  sensitivity of small companies to changing economic conditions.

Other Investments:

         In addition to investing in common stocks,  the Fund may also invest to a limited  degree in preferred  stocks and debt  securities  when they are believed by the  Sub-advisor  to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in securities of foreign  issuers in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security consistent  with its investment  objective and policies.  The prices of foreign  securities may be more volatile than those of domestic securities.

         Options,  Financial  Futures and Other  Derivatives.  The Fund may deal in options on  securities  and  securities indices,  which options may be listed for trading on a national  securities  exchange or traded  over-the-counter.  Options transactions  may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market risks, but are not intended for speculation.  The Fund may engage in financial  futures  transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.

         In  addition  to  options  and  financial  futures,  the Fund may  invest in a broad  array of other  "derivative"
instruments in an effort to manage  investment risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance  return),  or to create an investment  position  indirectly.  The types of  derivatives  and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information about the other investments that the Fund may make and their risks is included below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive  position is deemed advisable because of prevailing  market  conditions, the Fund may invest without limit in high grade debt securities,  commercial paper, U.S.  Government  securities or cash or cash equivalents,  including repurchase  agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective of maximum capital growth will be limited.

ASAF GABELLI SMALL-CAP VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.

Principal Investment Policies and Risks:

         The Fund will invest at least 65% of its total assets in stocks and  equity-related  securities of small companies
($1 billion or less in market  capitalization).  Reflecting a value  approach to  investing,  the Fund will seek the stocks of companies whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings,  cash flow or business  franchises.  The Sub-advisor's  research team seeks to identify  companies that appear to be  undervalued  by  various  measures,  and  may be  temporarily  out of  favor,  but  have  good  prospects  for  capital appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low price/earnings, price/book value or price/cash flow ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

         The Sub-advisor then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying  assets of the company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through restructuring or other means.

         The Fund may sell securities for a variety of reasons,  such as to secure gains,  limit losses or re-deploy assets into  more  promising  opportunities.  The Fund  will not sell a stock  just  because  the  company  has  grown to a market capitalization of more than $1 billion, and it may on occasion purchase companies with a market cap above $1 billion.

         As with all stock funds, the Fund's share price can fall because of weakness in the securities  market as a whole, in particular  industries  or in specific  holdings.  Investing in small  companies  involves  greater risk of loss than is customarily  associated  with more  established  companies.  Stocks of small  companies  may be subject  to more  abrupt or erratic price  movements than larger  company  stocks.  Small  companies  often have limited  product  lines,  markets,  or financial  resources,  and  their  management  may lack  depth and  experience.  While a value  approach  to  investing  is generally  considered  to involve less risk than a growth  approach,  investing in value stocks  carries the risks that the market  will not  recognize  the  stock's  intrinsic  value for a long time or that a stock  judged to be  undervalued  may actually be appropriately priced.

Other Investments:

         Although the Fund will invest  primarily in U.S.  common  stocks,  it may also purchase other types of securities, for example,  preferred  stocks,  convertible  securities,  warrants and bonds when  considered  consistent with the Fund's investment  objective and policies.  The Fund may purchase  preferred stock for capital  appreciation  where the issuer has omitted,  or is in danger of  omitting,  payment of the  dividend  on the stock.  Debt  securities  would be  purchased  in companies that meet the investment criteria for the Fund.

         The Fund may invest up to 20% of its total assets in foreign  securities,  including American  Depositary Receipts and  securities of companies in developing  countries,  and may enter into forward  foreign  currency  exchange  contracts.
(The Fund may  invest in  foreign  cash  items as  described  below in excess of this 20%  limit.)  The Fund may enter into stock index or currency  futures  contracts (or options  thereon) for hedging  purposes or to provide an efficient means of managing the Fund's  exposure to the equity  markets.  The Fund may also write (sell) call and put options and purchase put and call options on securities,  financial  indices,  and currencies.  The Fund may invest up to 10% of its total assets in hybrid  instruments,  which combine the  characteristics  of futures,  options and securities.  For additional  information about these  investments and their risks, see this Prospectus  under "Certain Risk Factors and Investment  Methods" and the
Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for temporary defensive  purposes.  The Fund's  reserves may be invested in high-quality  domestic and foreign money market  instruments, including  repurchase  agreements  and money market  mutual funds  managed by the  Sub-advisor.  Cash reserves also provide flexibility in meeting  redemptions  and paying  expenses.  While the Fund is in a defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

ASAF JANUS MID-CAP GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund pursues its objective by investing  primarily in common stocks selected for their growth  potential,  and normally  invests at least 65% of its total  assets in  medium-sized  companies.  For  purposes  of the Fund,  medium-sized companies are those whose market  capitalizations  (measured at the time of investment)  fall within the range of companies in the Standard & Poor's MidCap 400 Index (the "S&P 400").  The market  capitalizations  within the S&P 400 will vary,  but as of June 30, 2001,  they ranged from  approximately  $280 million to $11.8 billion.  The  Sub-advisor  generally  takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies with earnings  growth  potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment  by looking  at  companies  one at a time,  regardless  of size,  country of  organization,  place of  principal business activity, or other similar selection criteria.

         Because the Fund may invest  substantially  all of its assets in common stocks,  the main risk of investing in the
Fund is that the value of the stocks it holds might  decrease.  Stock values may  fluctuate  in response to the  activities of an  individual  company or in response to general  market or economic  conditions.  As a fund that invests  primarily in mid-cap  companies,  the  Fund's  risk and share  price  fluctuation  can be  expected  to be more than that of many  funds investing primarily in large-cap  companies,  but less than that of many funds investing primarily in small-cap  companies.
In general,  the smaller the company,  the more likely it is to suffer significant losses as well as to realize substantial growth.  Smaller  companies  may lack depth of  management,  they may be unable to generate  funds  necessary for growth or potential  development,  or they may be developing  or marketing  products or services for which there are not yet, and may never be, established  markets.  In addition,  such companies may be subject to intense  competition from larger companies, and may have more limited trading markets than the markets for securities of larger issuers.

         The Fund  generally  intends to  purchase  securities  for  long-term  investment  rather than  short-term  gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments  not foreseen at the time the investment was made. To a limited  extent,  the Fund may purchase  securities in anticipation of relatively  short-term  price gains.  The Fund may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Non-Diversified  Status.  The Fund is classified as a  "non-diversified"  investment  company under the Investment
Company Act of 1940 (the "1940  Act").  In other words,  it may hold larger  positions  in a smaller  number of  securities than a diversified  fund. As a result, a single  security's  increase or decrease in value may have a greater impact on the
Fund's share price and total  return.  Because of this,  the Fund's  share price can be expected to  fluctuate  more than a comparable diversified fund.

         Special  Situations.  The Fund may invest in "special  situations".  A "special  situation"  arises  when,  in the opinion of the  Sub-advisor,  the  securities of a particular  company will be recognized  and appreciate in value due to a specific development,  such as a technological  breakthrough,  management change or new product at that company. Investment in "special  situations"  carries an additional risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         Although the Sub-advisor expects to invest primarily in domestic and foreign equity securities,  which may include preferred stocks,  common stocks,  warrants and securities  convertible into common or preferred stocks,  the Fund may also invest to a lesser  degree in other types of  securities,  such as debt  securities.  The Fund is subject to the  following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not
under    certain circumstances, make regular interest payments).

         The Fund may make short  sales  "against  the box." In  addition,  the Fund may invest in the  following  types of securities and engage in the following investment techniques:

         Index/structured  Securities. The Fund may invest in indexed/structured  securities, which typically are short- to intermediate-term  debt  securities  whose  value at maturity or interest  rate is linked to  currencies,  interest  rates, equity  securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities  may be  positively  or negatively indexed (i.e., their value increase or decrease if the reference index or instrument appreciates).

         Foreign Securities.  The Fund may invest up to 25% of its net assets in foreign securities  denominated in foreign currencies  and not  publicly  traded  in the  United  States.  The Fund may  also  invest  in  foreign  companies  through depository  receipts or passive  foreign  investment  companies.  Generally,  the same criteria are used to select  foreign securities  as are used to select  domestic  securities.  Foreign  securities  are generally  selected on a  stock-by-stock basis without regard to any defined  allocation  among countries or geographic  regions.  However,  certain factors such as
expected  levels  of  inflation,   government  policies  influencing   business   conditions,   the  outlook  for  currency
relationships,  and  prospects  for economic  growth  among  countries,  regions or  geographic  areas may warrant  greater consideration in selecting foreign securities.

         For more  information on foreign  securities and their risks,  see this Prospectus under "Certain Risk Factors and
Investment Methods."

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices and  foreign  currencies,  forward  contracts  and  interest  rate swaps and  swap-related  products  (collectively
"derivative  instruments").  The Fund may use  derivative  instruments  to hedge or  protect  its  portfolio  from  adverse movements in securities  prices,  currency  exchange rates, and interest rates. To a limited extent,  the Fund may also use derivative instruments for non-hedging purposes such as seeking to enhance return.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are  unfavorable  for profitable investing,  or when the Sub-advisor is otherwise unable to locate attractive investment  opportunities,  the Fund's cash or similar  investments may increase.  In other words,  the Fund does not always stay fully invested in stocks.  Even when the
Fund is  essentially  fully  invested,  some  residual  amount of Fund assets will remain in cash and similar  investments.
These  investments  may  include  commercial  paper,  certificates  of  deposit,  repurchase  agreements,  short-term  debt obligations,  and money market funds (including funds managed by the Sub-advisor).  When the Fund's  investments in cash or similar  investments  increase,  the opportunity to achieve its investment  objective of long-term growth of capital may be limited.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue its  objective,  under normal  market  conditions,  the Fund  primarily  invests at least 80% of its net assets in the common  stocks of mid-cap  companies.  Companies  with  equity  market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are considered  mid-cap  companies for purposes of the Fund.
Some of the Fund's  assets may be invested in the  securities  of large-cap  companies  as well as in small-cap  companies.
The Fund seeks to reduce risk by  diversifying  among many  companies and  industries.  The Fund does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The Fund is normally managed using a growth-oriented  investment  approach.  For growth  investors,  the aim is to invest in  companies  that are  already  successful  but  could be even more so.  The  Sub-advisor  looks for  fast-growing companies  that  are  in  new  or  rapidly  evolving  industries.  Factors  in  identifying  these  companies  may  include above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other characteristics  in a company,  such as financial  strength,  a strong  position  relative to competitors and a stock price that is reasonable in light of its growth rate.

         The  Sub-advisor  follows a  disciplined  selling  strategy,  and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

         As a Fund that invests primarily in the stocks of mid-cap  companies,  the Fund's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be difficult to sell during  market  downturns.  In addition,  the Fund's growth  investment  program will  generally  involve greater risk and price  fluctuation  than funds that invest in more  undervalued  securities.  Because the prices of growth stocks tend to be based largely on future  expectations,  these stocks tend to be more  sensitive  than value stocks to bad economic news and negative earnings surprises.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible  securities,  as  well  as the  types  of  securities  described  below.  Additional  information  about  these investments  and the special risk factors that apply to them is included in this  Prospectus  under  "Certain  Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may also invest in investment  grade fixed income or debt  securities.  If the quality of any fixed income  securities held by the Fund  deteriorates  so that they are no longer  investment  grade,  the
Fund will sell such  securities  in an orderly  manner so that the Fund's  holdings of such  securities do not exceed 5% of its total assets.

         Foreign  Securities.  The Fund may  invest  up to 10% of the value of its total  assets,  measured  at the time of investment,  in equity and debt  securities  that are  denominated  in foreign  currencies.  There is no  limitation on the percentage  of the Fund's  assets that may be invested in  securities of foreign  companies  that are  denominated  in U.S.
dollars.  In  addition,  the Fund may  enter  into  foreign  currency  transactions,  including  forward  foreign  currency contracts and options on foreign  currencies,  to manage currency risks, to facilitate  transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call  Options.  The Fund may try to reduce the risk of securities  price or exchange rate changes  (hedge)
or generate income by writing  (selling)  covered call options against  securities held in its portfolio,  and may purchase call options in related closing transactions.

         Temporary  Investments.  When the Fund anticipates  unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue its  objective,  under normal  market  conditions,  the Fund  primarily  invests at least 80% of its net assets in the common  stocks of mid-cap  companies.  Companies  with  equity  market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are considered  mid-cap  companies for purposes of the Fund.
Some of the Fund's  assets may be invested in the  securities  of large-cap  companies  as well as in small-cap  companies.
The Fund seeks to reduce risk by diversifying among many companies and industries.

         Under the Fund's value-oriented  investment approach, the Sub-advisor looks for well-managed companies whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Fund managers may identify value  stocks in several  ways,  including  based on earnings,  book value or other  financial  measures.  Factors that the
Sub-advisor  may use to identify  these  companies  include strong  fundamentals,  such as a low  price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.

         The  Sub-advisor  may also look for other  characteristics  in a company,  such as a strong  position  relative to competitors,  a high level of stock  ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

         The Sub-advisor  generally  considers  selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

         As a Fund that invests primarily in the stocks of mid-cap  companies,  the Fund's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be difficult to sell during market  downturns.  While value  investing  historically  has involved less risk than investing in growth  companies,  the stocks  purchased  by the Fund may remain  undervalued  during a short or extended  period of time.
This may happen  because value stocks as a category lose favor with  investors  compared to growth  stocks,  or because the
Sub-advisor failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible  securities,  as  well  as the  types  of  securities  described  below.  Additional  information  about  these investments  and the special risk factors that apply to them is included in this  Prospectus  under  "Certain  Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may also invest in fixed income or debt securities.  The Fund may invest up to
15% of its total assets,  measured at the time of investment,  in debt securities that are rated below  investment grade or comparable unrated securities.  There is no minimum rating on the fixed income securities in which the Fund may invest.

         Foreign  Securities.  The Fund may  invest  up to 10% of the value of its total  assets,  measured  at the time of investment,  in equity and debt  securities  that are  denominated  in foreign  currencies.  There is no  limitation on the percentage  of the Fund's  assets that may be invested in  securities of foreign  companies  that are  denominated  in U.S.
dollars.  In  addition,  the Fund may  enter  into  foreign  currency  transactions,  including  forward  foreign  currency contracts and options on foreign  currencies,  to manage currency risks, to facilitate  transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options.  The Fund may try to reduce the risk of securities  price changes (hedge) or generate income by writing  (selling)  covered call options  against  securities  held in its  portfolio,  and may purchase call options in related  closing  transactions.  The value of  securities  against which options will be written will not exceed 10% of the
Fund's net assets.

         Temporary  Investments.  When the Fund anticipates  unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF ALGER ALL-CAP GROWTH FUND:

Investment Objective: The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund invests  primarily in equity  securities,  such as common or  preferred  stocks,  that are listed on U.S.
exchanges or in the  over-the-counter  market.  The Fund may invest in the equity securities of companies of all sizes, and may  emphasize  either  larger or smaller  companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

         The Fund invests  primarily in growth stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit Volume Growth Companies.  These are vital,  creative companies that offer goods or services to a rapidly expanding  marketplace.  They include both  established  and emerging  firms  offering new or improved  products,  or firms simply fulfilling an increased demand for an existing product line.

         Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce advantageous results.  These changes may be as varied as new management,  products or technologies,  restructurings or reorganizations, or mergers and acquisitions.

         As with any fund  investing  primarily  in equity  securities,  the value of the  securities  held by the Fund may decline.  These declines can be  substantial.  In addition,  the growth stocks in which the Fund invests  primarily tend to fluctuate  in price more than  other  types of  stocks.  Prices of growth  stocks  tend to be higher in  relation  to their companies'  earnings,  and may be more  sensitive to market,  political and economic  developments  than other stocks.  The
Fund's level of risk will vary based upon the size of the  companies it invests in at a given time.  To the extent that the
Fund  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund investing  primarily in more conservative large-cap stocks.

Other Investments:

         In addition to investing in common and preferred  stocks,  the Fund may invest in securities  convertible  into or exchangeable for equity  securities,  including  warrants and rights.  The Fund may invest up to 20% of its total assets in foreign securities.  (American  Depositary Receipts or other U.S. dollar denominated  securities of foreign issuers are not subject to the 20% limitation.)

         The Fund may  purchase  put and call  options and write  (sell) put and covered  call  options on  securities  and securities  indices  to  increase  gain or to  hedge  against  the  risk  of  unfavorable  price  movements.  However,  the
Sub-advisor  does not currently  intend to rely on these option  strategies  extensively,  if at all. The Fund may purchase and sell stock index futures  contracts and options on stock index futures  contracts.  The Fund may sell securities "short against the box."

         An  additional  discussion  of these types of  investments  and their risks is included in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may invest up to 100% of its assets in cash, commercial paper,  high-grade bonds or cash  equivalents for temporary  defensive  reasons if the Sub-advisor  believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund from a temporary  unacceptable  risk of loss.  However,  while the Fund is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth will be limited.

ASAF GABELLI ALL-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Strategies and Risks:

         The Fund will primarily invest in readily marketable equity securities  including common stocks,  preferred stocks and  securities  that may be  converted  at a later  time into  common  stock.  The Fund may  invest in the  securities  of companies of all sizes,  and may emphasize  either larger or smaller  companies at a given time based on the  Sub-advisor's assessment of particular companies and market conditions.

         In making  stock  selections,  the Fund  strives to earn a 10% real rate of return.  The Fund focuses on companies that appear  underpriced  relative to their  private  market value  ("PMV").  PMV is the value that the Fund's  Sub-advisor believes  informed  investors  would be willing to pay for a company.  The  Sub-advisor  considers  factors  such as price, earnings  expectations,  earnings and price histories,  balance sheet  characteristics and perceived management skills. The
Sub-advisor also considers changes in economic and political  outlooks as well as individual  corporate  developments.  The
Sub-advisor will sell any Fund investments that lose their perceived value relative to other investments.

         Investments  will be made based on the  Sub-advisor's  perception of their potential for capital  growth.  Current income may also be considered.  However, many of the common stocks the Fund will buy will not pay dividends.

         As a fund that invests  primarily in equity  securities,  the principal  risk to which the Fund is subject is that the value of the  securities  held by the Fund will  decline.  The value of equity  securities  will  fluctuate due to many factors,  including the past and predicted earnings of the issuer, the quality of the issuer's  management,  general market conditions,  the  forecasts  for the  issuer's  industry  and the  value of the  issuer's  assets.  While  value  investing historically has involved less risk that investing in growth  companies,  the Fund is subject to the risks that the PMVs of the stocks  purchased  by the Fund may never be realized by the market,  or that the  Sub-advisor  may be  incorrect in its assessment of the PMVs.

         In  addition,  the Fund's  level of risk will vary based upon the size of the  companies  it invests in at a given time.  To the extent the Fund  emphasizes  small-cap  stocks,  it will be  subject  to a level of risk  higher  than a fund investing  primarily in more conservative  "large-cap"  stocks.  The Fund may be subject to additional risks as a result of its investments in foreign  securities,  including  unfavorable  foreign government  actions,  political  instability,  the absence of accurate  information  about  foreign  issuers,  and  exposure to foreign  currencies  that may decline in value relative to the U.S. dollar.

Other Investments:

         The Fund may invest up to 25% of its total  assets in  securities  of  non-U.S.  issuers.  While the Fund does not intend to do so to a significant  degree,  the Fund may enter into futures contracts and related options,  and may purchase and sell call and put  options on  securities  and  securities  indices.  The Fund also may invest in  warrants to purchase securities, and may engage in short sales "against the box".

         Temporary  Investments.  When adverse market or economic  conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive  investments.  Such  investments  include high grade debt  securities,  obligations of the U.S. Government and its agencies and  instrumentalities  or short-term money market  instruments.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  capital  growth by  investing  primarily in the equity securities of companies engaged in technology-related industries.

Principal Investment Policies and Risks:

         The Fund normally  invests at least 80% of its total assets in the equity  securities of companies  engaged in the technology-related  industries.  These  industries  include,  but are not limited to,  applied  technology,  biotechnology, communications,  computers,  video,  electronics,  Internet, IT services and consulting,  oceanography,  office and factory automation,  networking,  robotics,  and video. A portion of the Fund's assets may be invested  outside of this sector.  To determine  whether a potential  investment is doing business in the technology  sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the technology sector;
o        At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o        Based on other  available  information,  the  Sub-advisor  determines  that its  primary  business  is within  the technology sector

         The  Sub-advisor  uses a  bottom-up  approach  to create  the Fund's  investment  portfolio,  focusing  on company fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years. The Sub-advisor prefers  markets  and  industries  where  leadership  is in a few  hands,  and  tends to avoid  slower-growing  markets  or industries.

         A core portion of the Fund's  portfolio is invested in  market-leading  technology  companies that the Sub-advisor believes  will  maintain or improve  their market share  regardless of overall  economic  conditions.  These  companies are usually  large,  established  firms  that are  leaders in their  field and have a  strategic  advantage  over many of their competitors.  The remainder of the Fund's portfolio consists of  faster-growing,  more volatile  technology  companies that the Sub-advisor believes to be emerging leaders in their fields.

         As with any fund  investing  primarily  in equity  securities,  the Fund is  subject  to the risk that the  equity securities  in which it invests  will  decline  in value.  Although  the  Fund's  investments  are  diversified  across the technology  sector,  they are limited to a  comparatively  narrow  segment of the  economy.  Therefore,  the Fund is not as diversified as most other mutual funds,  and far less diversified  than the broad  securities  market.  This means that the
Fund's  share  price may  fluctuate  more  rapidly and to a greater  degree  than other  funds.  In  addition,  many of the products  and services  offered by the  technology  companies in which the Fund invests are subject to rapid  obsolescence, which  may  reduce  the  value  of the  securities  of  those  companies.  To the  extent  the  Fund  invests  in  smaller, faster-growing technology companies, the Fund's level of risk and share price fluctuation may increase.

Other Investments:

         In addition to investing in equity  securities,  the Fund may also invest in debt securities.  The Fund may invest up to 25% of its assets in  securities  of non-U.S.  issuers.  Securities  of  Canadian  issuers  and  American  Depositary
Receipts  are not  subject  to this 25%  limitation.  The  Fund may  invest  in  futures  contracts,  options  on  specific securities,  stock  indices and stock index  futures,  forward  foreign  currency  exchange  contracts,  and other types of derivative instruments (including swaps, caps, floors and collars).

         Temporary  Investments.  When  securities  markets or  economic  conditions  are  unfavorable  or  unsettled,  the
Sub-advisor  might try to protect the assets of the Fund by  investing in high quality  money market  instruments,  such as short-term U.S.  government  obligations,  commercial paper or repurchase  agreements.  The Fund has the right to invest up to 100% of its assets in these  securities,  although it is unlikely to do so.  While the fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF INVESCO HEALTH SCIENCES FUND:

Investment Objective:  The investment objective of the Fund is to seek growth.

Principal Investment Policies and Risks:

         The Fund invests primarily in the equity securities of companies that develop,  produce or distribute  products or services  related to health  care.  These  companies  include,  but are not  limited to,  medical  equipment  or  supplies, pharmaceuticals,  health care facilities,  and applied  research and development of new products or services.  A portion of the Fund's  assets is not  required to be invested in the sector.  To  determine  whether a potential  investment  is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other available  information,  the Sub-advisor  determines that its primary business is within the health sciences sector.

         The Fund is aggressively  managed.  It primarily invests in equity  securities that the Sub-advisor  believes will rise in price  faster than other  securities,  as well as options  and other  investments  whose  values are based upon the values of equity securities.

         The Sub-advisor  uses a "bottom up" investment  approach to create the Fund's  investment  portfolio,  focusing on company  fundamentals  and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the  Sub-advisor  believes will generate  above-average  growth rates for the next three to five years.  The
Sub-advisor  prefers markets and industries where leadership is in a few hands, and tends to avoid  slower-growing  markets or industries.

         The Sub-advisor attempts to blend well-established  health care firms with faster-growing,  more dynamic entities.
Well-established  health care companies  typically provide liquidity and earnings  visibility for the investment  portfolio and represent core holdings in the Fund.  The remainder of the portfolio  consists of  faster-growing,  more dynamic health care companies,  which have new products or are increasing  their market share of existing  products.  Many  faster-growing health care companies have limited  operating  histories and their potential  profitability  may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

         Many of these activities are funded or subsidized by governments;  withdrawal or curtailment of this support could lower the  profitability and market prices of such companies.  Changes in government  regulation could also have an adverse impact.  Continuing technological advances may mean rapid obsolescence of products and services.

         The Fund's investments are diversified across the health sciences sector.  However,  because those investments are limited to a comparatively  narrow segment of the economy,  the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified  than the broad securities  markets.  This means that the Fund tends to be more volatile than other mutual funds,  and the values of its portfolio  investments  tend to go up and down more rapidly.  As a result, the value of a Fund share may rise or fall rapidly.

         The Fund is subject to other principal risks such as potential conflicts,  market, foreign securities,  liquidity, counterparty and lack of timely information risks.

Other Investments:

         The Fund may also  invest in American  Depositary  Receipts  (ADRs) and  repurchase  agreements.  The Fund may use futures  contracts  and related  options,  options on  securities,  securities  indices and  currencies to attempt to hedge against  the  overall  level of risk  normally  associated  with the Fund's  investments.  The Fund may invest up to 25% of their  respective  assets in securities  of non-U.S.  issuers.  Securities of Canadian  issuers and ADRs are not subject to this 25% limitation.  For additional  information  about these  investments and risks,  see this Prospectus  under "Certain
Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  When  securities  markets or  economic  conditions  are  unfavorable  or  unsettled,  the
Sub-advisor  might try to protect the assets of the Fund by investing  in  securities  that are highly  liquid such as high quality money market instruments,  like short-term U.S. government obligations,  commercial paper or repurchase agreements, even though that is not the normal  investment  strategy of the Fund.  The  Sub-advisor  has the right to invest up to 100%
of the Fund's  assets in these  securities,  although  the  Sub-advisor  is unlikely  to do so. Even though the  securities purchased for defensive  purposes  often are  considered  the  equivalent of cash,  they have their own risks.  Investments that are highly liquid or  comparatively  safe tend to offer lower  returns.  Therefore,  the Fund's  performance  could be comparatively  lower if it concentrates in defensive holdings.  While the Fund is in a defensive position,  the opportunity to achieve its investment objective will be limited.

ASAF PROFUND MANAGED OTC FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Rydex  Managed OTC Fund) is to provide
investment   results  that  correlate  to  the   performance  of  a  benchmark  for  securities  that  are  traded  in  the over-the-counter market.  The Fund's current benchmark is a multiple of the NASDAQ 100 Index.

Principal Investment Policies and Risks:

         The Fund will pursue its objective by investing  primarily in  securities of companies  included in the NASDAQ 100
Index (the "NASDAQ 100") (or equity  securities  that, in the  Sub-advisor's  opinion  should  simulate the movement of the
NASDAQ  100) and  leveraged  instruments,  such as futures  contracts,  options and swaps  relating to the NASDAQ 100.  The
NASDAQ  100  is a  modified  capitalization-weighted  index  composed  of the  equity  securities  of  100  of the  largest non-financial  companies  listed on the National  Association  of  Securities  Dealers  Automated  Quotations  System.  The
Sub-advisor  will attempt to consistently  use leveraged  instruments to increase the Fund's exposure to 125% of the NASDAQ
100.  If the  Sub-advisor  achieves  this goal,  the value of the Fund's  shares  will tend to increase on a daily basis by
125% of the value of any  increase  in the  NASDAQ  100 and when the value of the  NASDAQ  100  declines,  the value of the
Fund's  shares  will tend to decrease on a daily  basis by 125% of the value of any  decrease  in the Index  (e.g.,  if the
NASDAQ 100 goes down by 5%, the value of the Fund's shares should go down by approximately 6.25% on that day).

         The Sub-advisor uses quantitative  analysis  techniques to structure the Fund to obtain the highest correlation to the daily movement of the NASDAQ 100, while  remaining  fully invested in all market  environments.  The  Sub-advisor  will monitor the Fund on an ongoing basis, and make adjustments as necessary to minimize tracking error.

         As a fund that invests a substantial  portion of its assets in stocks, the Fund is subject to the risks associated with stock  investments,  and the Fund's  share price  therefore  may  fluctuate  substantially.  Because the Fund seeks to provide  investment  results  that  magnify  fluctuations  in the NASDAQ 100, and will use  leveraged  instruments  to help achieve this objective,  the Fund will be subject to greater risk and share price  fluctuation than a Fund that attempts to match  the  performance  of the  Index.  In  addition,  while it is  anticipated  that the Fund will  invest  mainly in the securities of large  companies,  the Fund may be subject to a greater level of risk than the average  large-cap  fund based upon the  relatively  volatile  nature of the  securities in which the Fund will invest.  While it is not expected that the changes in net asset value of the Fund will deviate  substantially from the Fund's goal of achieving results  corresponding to 125% of the daily return of the NASDAQ 100,  factors such as Fund expenses,  timing in receiving  shareholder  activity, imperfect  correlation  between the Fund's  investments and those of the NASDAQ 100,  rounding of share prices,  changes to the benchmark,  regulatory policies, and leverage,  may affect the Fund's ability to achieve this objective.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

         Non-Diversified  Status.  The Fund is classified  as a  "non-diversified"  investment  company under the 1940 Act.
This  means it may  invest in the  securities  of a  relatively  small  number of  issuers.  If the  assets of the Fund are invested in a limited  number of issuers,  a single  security's  increase or decrease in value may have a greater impact on the Fund's share price and total return,  and the Fund may be more  susceptible to a single adverse  economic or regulatory occurrence.  Because of this, the Fund's share price can be expected to fluctuate more than a comparable diversified fund.

Other Investments:

         As noted above,  the Fund may enter into  futures and options  transactions.  Specifically,  the Fund may purchase call options and write (sell) put options on  securities  and  securities  indices,  and may enter into stock index futures contracts and related  options.  The Fund may use futures  contracts and related options for bona fide hedging  purposes to offset  changes in the value of  securities  held or  expected  to be  acquired.  They may also be used to gain or increase exposure to a  particular  market or  instrument,  to create a  synthetic  money  market  position,  and for certain  other tax-related  purposes.  The Fund will only enter into futures  contracts  traded on a national futures exchange or board of trade.  The Fund may  invest  in  financial  instruments  such as  equity  caps,  collars,  floors,  swaps  and  depository receipts.  The Fund may also purchase U.S. Government securities.

         For further  information on these  securities and investment  practices and their risks, see this Prospectus under
"Certain Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The  investment  objective  of the  Fund  is to seek  long-term  growth  of  capital  by  investing predominantly in the equity securities of a limited number of large,  carefully selected,  high-quality U.S. companies that are judged likely to achieve superior earnings growth.

Principal Investment Policies and Risks:

         The Fund  normally  invests at least 80% of its total assets in the equity  securities of U.S.  companies.  A U.S.
company is a company that is organized  under United States law, has its  principal  office in the United States and issues equity  securities  that are traded  principally  in the United States.  For purposes of the Fund, a non-U.S.  company is a company  that (i) is organized  outside the United  States,  (ii) has its  principal  place of business  outside the United
States,  and (iii) issues securities that are traded  principally in foreign  countries.  Companies that do not fall within this  definition are deemed to be U.S.  companies.  Normally,  about 40-60  companies will be represented in the Fund, with the 25  companies  most  highly  regarded  by the  Sub-advisor  usually  constituting  approximately  70% of the Fund's net assets.  The Fund is thus atypical from many equity mutual funds in its focus on a relatively  small number of  intensively researched companies.

         The  Sub-advisor's  investment  strategy for the Fund emphasizes stock selection.  The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal  research staff,  which  generally  follows a primary  research universe of more than 500 companies that have strong  management,  superior  industry  positions,  excellent balance sheets and superior earnings growth prospects.  An emphasis is placed on identifying  companies whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

         In managing the Fund,  the  Sub-advisor  seeks to utilize  market  volatility  judiciously  (assuming no change in company  fundamentals),  striving to  capitalize  on  apparently  unwarranted  price  fluctuations,  both by  purchasing or increasing  positions on weakness and selling or reducing  overpriced  holdings.  The Fund  normally  remains  nearly fully invested and does not take  significant cash positions for market timing  purposes.  During market  declines,  while adding to positions in favored  stocks,  the Fund becomes  somewhat more  aggressive,  gradually  reducing the number of companies represented in its portfolio.

         Conversely,  in rising markets,  while reducing or eliminating fully valued  positions,  the Fund becomes somewhat more conservative,  gradually increasing the number of companies  represented in its portfolio.  The Sub-advisor  therefore seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

         The Sub-advisor expects the average market  capitalization of companies  represented in the Fund normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

         Because the Fund invests primarily in stocks,  the Fund is subject to the risks associated with stock investments, and the Fund's share price  therefore  may fluctuate  substantially.  The Fund's share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular stocks held by the Fund (for example, poor earnings, loss of major customers,  availability of basic resources or supplies,  major litigation  against a company,  or changes in governmental  regulation  affecting an industry).  The Fund's focus on large, more-established  companies  may  mean  that  its  level  of risk is  lower  than a fund  investing  primarily  in  smaller companies.  Because the Fund invests in a smaller  number of  securities  than many other funds,  changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

         -- invest up to 20% of its net assets in convertible securities;
         -- invest up to 5% of its net assets in rights or warrants;
         -- invest up to 15% of its total assets in foreign securities;
         -- purchase and sell exchange-traded index options and stock index futures contracts; and
         -- write  covered  exchange-traded  call options on its  securities  up to 15% of its total  assets,  and purchase exchange-traded call and put options on common stocks up to, for all options, 10% of its total assets.

         American  Depository  Receipts (ADRs) are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Fund.

         For additional  information on the types of investments other than common stocks in which the Fund may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Although it does not expect to do so  ordinarily,  when business or financial  conditions warrant the Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income  securities
(which may include  U.S.  Government  securities)  or hold its assets in cash.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF MARSICO CAPITAL GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth.  This is a fundamental  objective of the Fund. Income is not an investment  objective and any income realized on the Fund's investments,  therefore,  will be incidental to the Fund's objective.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of larger, more established companies.

         In selecting  investments  for the Fund,  the  Sub-advisor  uses an approach  that  combines  "top down"  economic analysis with "bottom up" stock selection.  The "top down" approach takes into  consideration such  macro-economic  factors as interest  rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In  addition,  the
Sub-advisor examines such factors as the most attractive global investment opportunities,  industry consolidation,  and the sustainability  of  economic  trends.  As a result  of this  "top  down"  analysis,  the  Sub-advisor  identifies  sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

         The Sub-advisor  then looks for individual  companies with earnings growth potential that may not be recognized by the  market at large.  In  determining  whether a  particular  company  is  appropriate  for  investment  by the Fund,  the
Sub-advisor  focuses on a number of different  attributes,  including the company's specific market expertise or dominance, its franchise  durability and pricing power,  solid  fundamentals  (e.g.,  a strong  balance  sheet,  improving  returns on equity,  and the ability to generate  free cash flow),  strong  management,  and  reasonable  valuations  in the context of projected growth rates.  This is called "bottom up" stock selection.

         The primary risk associated  with  investment in the Fund will be the risk that the equity  securities held by the
Fund will  decline in value.  The risk of the Fund is expected to be  commensurate  with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general policy of the Fund to purchase and hold securities for capital  growth,  changes in the
Fund will be made as the Sub-advisor  deems  advisable.  For example,  portfolio  changes may result from liquidity  needs, securities  having reached a desired  price,  or by reason of  developments  not foreseen at the time of the investment was made.

         Special  Situations.  The Fund may invest in "special  situations" from time to time. A "special situation" arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and increase in value due to a specific  development,  such as a technological  breakthrough,  management  change or new product at that company.
Investment in "special  situations"  carries an additional risk of loss in the event that the anticipated  development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may also invest to a lesser  degree in  preferred  stocks,  convertible  securities,  warrants,  and debt securities  when the Fund perceives an opportunity for capital growth from such  securities.  The Fund may invest up to 10%
of its total assets in debt securities, which may include corporate bonds and debentures and government securities.

         The Fund may also  purchase  securities of foreign  issuers,  including  foreign  equity and debt  securities  and depositary  receipts.  Foreign  securities are selected  primarily on a stock-by-stock  basis without regard to any defined allocation  among  countries  or  geographic  regions.  The Fund may also use a variety  of  currency  hedging  techniques, including  forward  currency  contracts,  to manage  exchange  rate risk with  respect  to  investments  exposed to foreign currency fluctuations.

         Index/structured  Securities.  The Fund may invest without limit in  index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity securities,  indices, commodity  prices or other  financial  indicators.  Such  securities may be positively or negatively  indexed (i.e.,  their value may increase or decrease if the reference  index or instrument  appreciates).  Index/structured  securities  may have return  characteristics  similar to direct  investments  in the underlying  instruments,  but may be more volatile than the underlying  instruments.  The Fund bears the market risk of an investment  in the  underlying  instruments,  as well as the credit risk of the issuer of the index/structured security.

         Futures,  Options and Other Derivative Instruments.  The Fund may purchase and write (sell) options on securities, financial  indices,  and foreign  currencies,  and may invest in futures contracts on securities,  financial  indices,  and foreign  currencies,  options  on  futures  contracts,  forward  contracts  and  swaps  and  swap-related  products.  These instruments  will be used  primarily to hedge the Fund's  positions  against  potential  adverse  movements  in  securities prices,  foreign  currency  markets or interest rates. To a limited  extent,  the Fund may also use derivative  instruments for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return.

         For an additional  discussion  of many of these types of securities  and their risks,  see this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.   Although  the  Sub-advisor  expects  to  invest  primarily  in  equity  securities,  the
Sub-advisor  may increase the Fund's cash position  without  limitation  when the  Sub-advisor  believes  that  appropriate investment  opportunities for capital growth with desirable risk/reward  characteristics are unavailable.  Cash and similar investments  (whether made for defensive purposes or to receive a return on idle cash) will include  high-grade  commercial paper,  certificates of deposit and repurchase  agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment objective of capital growth will be limited.

ASAF JANUS CAPITAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek growth of capital.

Principal Investment Policies and Risks:

         The Fund will  pursue its  objective  by  investing  in its  corresponding  Portfolio,  which in turn will  invest primarily in common stocks.  Common stock  investments will be in companies that the Sub-advisor  believes are experiencing favorable  demand  for  their  products  and  services,  and  which  operate  in a  favorable  competitive  and  regulatory environment.  The Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.  In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  Current income is not a significant factor in choosing investments.

         Because the Portfolio invests a substantial  portion (or all) of its assets in stocks, the Portfolio is subject to the risks  associated  with stock  investments,  and the  Portfolio's  (and Fund's)  share price  therefore  may  fluctuate substantially.  This is true  despite  the  Portfolio's  focus on the  stocks of  larger  more-established  companies.  The
Portfolio's  share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular  stocks held by the Portfolio (for example,  poor earnings,  loss of major customers,  major litigation  against an issuer, or changes in government  regulations  affecting an industry).  Because of the types of  securities  in which the  Portfolio  invests,  the Fund is designed for those who are  investing for the long term.

         The Portfolio  generally  intends to purchase  securities for long-term  investment  rather than short-term gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments not foreseen at the time the investment was made.

         Special  Situations.  The Portfolio may invest in "special  situations"  from time to time. A "special  situation"
arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and appreciate in value due to a specific  development,  such as a technological  breakthrough,  management  change or new product at that company.  Investment  in  "special  situations"  carries  an  additional  risk of loss in the  event  that the  anticipated development does not occur or does not attract the expected attention.

Other Investments:

         Although the  Sub-advisor  expects to invest  primarily in equity  securities,  the Portfolio may also invest to a lesser degree in preferred stocks,  convertible  securities,  warrants, and debt securities when the Portfolio perceives an opportunity for capital growth from such securities.  The Portfolio is subject to the following  percentage  limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

         The Fund may make short sales "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Foreign Securities.  The Portfolio may also purchase  securities of foreign issuers,  including foreign equity and debt  securities and depositary  receipts.  Foreign  securities are selected  primarily on a  stock-by-stock  basis without regard to any defined  allocation  among countries or geographic  regions.  No more than 25% of the Portfolio's  assets may be invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         Futures,  Options and Other Derivative Instruments.  The Portfolio may enter into futures contracts on securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices and  foreign  currencies,  forward  contracts  and  interest  rate swaps and  swap-related  products  (collectively
"derivative  instruments").  The Portfolio intends to use most derivative  instruments  primarily to hedge the value of its portfolio  against  potential  adverse  movements in securities  prices,  foreign  currency markets or interest rates. To a limited extent,  the Portfolio may also use derivative  instruments  for  non-hedging  purposes such as seeking to increase income.  The Portfolio may also use a variety of currency hedging  techniques,  including forward foreign currency exchange contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         For more  information on the types of securities  other than common stocks in which the Portfolio may invest,  see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Sub-advisor may increase the Portfolio's  cash position  without  limitation when the
Sub-advisor is of the opinion that  appropriate  investment  opportunities  for capital  growth with desirable  risk/reward characteristics  are  unavailable.  Cash and  similar  investments  (whether  made for  defensive  purposes or to receive a return on idle cash) will include high-grade  commercial paper,  certificates of deposit,  repurchase  agreements and money market  funds  managed by the  Sub-advisor.  While the  Portfolio  is in a  defensive  position,  the  opportunity  for the
Portfolio and the Fund to achieve their investment objectives of capital growth will be limited.

ASAF DEAM LARGE-CAP GROWTH FUND*:

* Shares of the Fund will not be available  for  investment by means of direct  purchase or exchange  until on or about May
1, 2002.

Investment  Objective:  The  investment  objective  of the Fund is to seek  maximum  growth of  investors'  capital  from a portfolio primarily of growth stocks of larger companies.

Principal Investment Policies and Risks:

         The Fund pursues its  investment  objective  by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies  included in the Russell 1000(R)Growth Index.  Equity securities  include common stocks and  securities  convertible  into or  exchangeable  for common  stocks,  including  warrants and rights.  The  Sub-advisor employs an investment  strategy  designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which  outperforms the Russell 1000(R)Growth Index through active stock selection.  The Russell 1000(R)Growth Index is a market  capitalization  index that measures the performance of large,  established  companies  with above  average  growth  prospects.  As of  September  30,  2001,  the  average  market capitalization  of the  companies in the Russell 1000(R)Growth Index was  approximately  $12.7 billion and the median market capitalization  was  approximately  $2.9  billion.  The size of the companies in the Russell 1000(R)Growth Index will change with market  conditions.  The target of this Fund is to track the  performance  of the Russell 1000(R)Growth Index within 4%
with normal  deviation  expected of 1%. It is possible  that the deviation  may be higher.  For purposes of this Fund,  the strategy of  attempting  to correlate a stock  portfolio's  market risk with that of a particular  index,  in this case the
Russell 1000(R)Growth Index,  while improving upon the return of the same index through active stock selection,  is called a
"managed alpha" strategy.

         The  Sub-advisor  considers  a number of factors in  determining  whether to invest in a growth  stock,  including earnings growth rate,  analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income  growth  versus  cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments, long-term  capital  appreciation  will  take  precedence  over  short  range  market  fluctuations.  However,  the Fund may occasionally  make  investments for short-term  capital  appreciation.  Current income will not be a significant  factor in selecting investments.

         Like all common  stocks,  the market  values of the common  stocks held by the Fund can  fluctuate  significantly, reflecting the business  performance of the issuing  company,  investor  perception or general economic or financial market movements.  The Fund's focus on the stocks of large,  more  established  companies may mean that its level of risk is lower than a fund  investing  primarily in smaller  companies.  A fund focusing on growth stocks will generally  involve  greater risk and share price  fluctuation  than a fund investing  primarily in value stocks.  While the Fund attempts to outperform the Russell  1000(R)Growth  Index,  it is not  expected  that any  outperformance  will be  substantial.  The Fund also may underperform the Russell 1000(R)Growth Index over short or extended periods.

Other Investments:

         In addition to investing in common stocks,  the Fund may also invest to a limited  degree in preferred  stocks and debt  securities  when they are believed by the  Sub-advisor  to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in securities of foreign  issuers in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security consistent  with its investment  objective and policies.  The prices of foreign  securities may be more volatile than those of domestic securities.

         Options,  Financial  Futures and Other  Derivatives.  The Fund may deal in options on  securities  and  securities indices,  which options may be listed for trading on a national  securities  exchange or traded  over-the-counter.  Options transactions  may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market risks, but are not intended for speculation.  The Fund may engage in financial  futures  transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.

         In  addition  to  options  and  financial  futures,  the Fund may  invest in a broad  array of other  "derivative"
instruments in an effort to manage  investment risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance  return),  or to create an investment  position  indirectly.  The types of  derivatives  and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information about the other investments that the Fund may make and their risks is included below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive  position is deemed advisable because of prevailing  market  conditions, the Fund may invest without limit in high grade debt securities,  commercial paper, U.S.  Government  securities or cash or cash equivalents,  including repurchase  agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective of maximum capital growth will be limited.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek attractive  long-term  capital  appreciation on an after-tax basis.

Principal Investment Policies and Risks:

         The Fund will  invest  primarily  in  large-capitalization  stocks  selected  mainly from the 1,000  largest  U.S.
companies.  Stock  selection is based on a  combination  of  fundamental,  bottom-up  analysis  and  top-down  quantitative strategies  that seek to identify  companies with superior  long-term  appreciation  prospects.  Generally the  Sub-advisor uses a growth  approach to stock  selection,  looking for  companies  with: a  demonstrated  ability to increase  revenues, earnings,  and cash flow  consistently;  capable  management;  attractive  business niches;  and a sustainable  competitive advantage.  Valuation measures,  such as a company's  price/earnings  ratio relative to the market and its own growth rate, and its dividend yield relative to the market, are also considered.

         Generally,  the Fund will limit  exposure  to  high-yielding  stocks.  However,  the  payment of  dividends - even higher-than-average dividends - does not disqualify a stock from consideration for the Fund's portfolio.

         The Fund seeks long-term appreciation while minimizing taxable distributions of capital gains and dividends.  This approach  should  reduce the negative  effects of federal  taxation and should  increase  after-tax  returns  compared with similar  funds that do not make tax  efficiency  a primary  focus.  To  accomplish  the Fund's goal of  minimizing  taxable distributions,  the Sub-advisor  will strive to avoid realizing  capital gains.  However,  gains may be realized when it is believed that the risk of holding a security  outweighs tax  considerations.  When gains are taken,  the  Sub-advisor  will attempt to offset them with losses from other  securities.  This may be  accomplished  by selling  certain  securities at a loss and investing the proceeds in similar securities.

         When shares that have  appreciated  are sold,  the  Sub-advisor  will attempt to limit  realized  capital gains by selling the  highest-cost  securities  in a position  first (that is, the shares on which the Fund has the smallest  gain).
The Sub-advisor  will strive to keep income from taxable  dividends low. There is no guarantee the  Sub-advisor's  attempts to manage the Fund in a tax-efficient manner will be successful, or that the Fund will achieve its objectives.

         Growth stocks can be volatile for several reasons.  Since growth  companies  usually reinvest a high proportion of their earnings in their own businesses,  they may lack the dividends often  associated with value stocks that could cushion their decline in a falling  market.  Also,  since investors buy growth stocks because of their expected  superior  earnings growth,  earnings  disappointments often result in sharp price declines.  Investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Other Investments:

         While most assets will be invested in U.S.  common  stocks,  other  securities  may also be  purchased,  including convertible securities, warrants, foreign stocks, futures, and options in keeping with Fund objectives.

         The Fund may invest up to 25% of its total assets  (excluding  short-term  high quality foreign and domestic money market  instruments)  in foreign  securities,  including  nondollar-denominated  securities  traded outside of the U.S. and dollar-denominated  securities  of  foreign  issuers  traded  in the U.S.  (such as  ADRs).  The Fund may also  enter  into foreign exchange contracts.  The Fund may enter into futures and options contracts for a number of reasons,  including:  to manage Fund  exposure to changes in  securities  prices and foreign  currencies;  as an efficient  means of adjusting  Fund overall exposure to certain markets;  to hedge against a potentially  unfavorable change in interest rates; in an effort to enhance income;  as a cash management tool; and to protect the value of portfolio  securities.  Call and put options may be purchased or sold on securities,  financial  indices,  and foreign  currencies.  The Fund may invest up to 10% of its total assets in hybrid instruments, which combine the characteristics of futures, options and securities.

         For additional  information about these investments and risks, see this Prospectus under "Certain Risk Factors and
Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for temporary defensive  purposes.  The Fund's  reserves may be invested in short-term,  tax-exempt  money market  securities  (including money market mutual funds managed by the Sub-advisor or affiliates),  as well as short-term,  investment-grade  securities, including  tax-exempt  commercial paper,  municipal notes, and short-term maturity bonds. Some of these securities may have adjustable,  variable,  or  floating  rates.  The effect of taking  such a position  is that the Fund may not  achieve  its investment objective.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing  approximately  50% of its assets in growth stocks of large companies and approximately 50% of its assets in value stocks of large companies.

Principal Investment Policies and Risks:

         The Fund will invest primarily in common stocks of large U.S.  companies  included in the Russell 1000(R)Index (the
"Russell 1000(R)").  The Russell 1000(R)is a market  capitalization-weighted  index that measures the performance of the 1,000 largest U.S.  companies.  As of June 30, 2000,  the average  market  capitalization  of the  companies in the Russell 1000(R)
Index was approximately $14.1 billion.  The size of the companies in the Russell 1000(R)will change with market conditions.

         Normally,  about 60-85 companies will be represented in the Fund, with 25-35 companies  primarily from the Russell
1000(R)Growth Index (the "Growth  Index")  constituting  approximately  50% of the Fund's net assets,  and 35-50  companies primarily  from the Russell  1000(R)Value Index (the "Value  Index")  constituting  the  remainder of the Fund's net assets.
Daily cash flows (that is, purchases and reinvested  distributions)  and outflows (that is,  redemptions and expense items)
will be divided between the two portfolio  segments for purposes of maintaining the targeted  allocation between growth and value  stocks  (the  "Target  Allocation").  Normally,  while it is not  expected  that the  allocation  of assets  between portfolio  segments  will deviate  more than 10% from the Target  Allocation,  it is possible  that this  deviation  may be higher.  Factors such as market fluctuation,  economic conditions,  corporate transactions and declaration of dividends may result in deviations from the Target  Allocation.  In the event the allocation of assets to the portfolio  segments differs by more than 10% from the Target  Allocation  (e.g.,  60% of the Fund's net assets invested in growth stocks and 40% of the
Fund's net assets invested in value stocks),  the Sub-Advisers  will rebalance each portfolio  segment's assets in order to maintain  the  Target  Allocation.  As a  consequence,  assets  may be  allocated  from  the  portfolio  segment  that  has appreciated  more or  depreciated  less to the other.  Rebalancing  will  entail  transaction  costs which over time may be significant.

         The Growth Index measures the  performance of the Russell 1000(R)companies  with higher  price-to-book  ratios and higher  forecasted  growth  values.  The Value Index  measures the  performance  of the Russell 1000(R)companies with lower price-to-book  ratios and lower  forecasted  growth values.  This combination of growth stocks and value stocks is intended to enhance  performance  of the Fund over time,  and reduce the Fund's  overall  risk in  comparison  to funds which invest exclusively in growth or value stocks.  During  particular  periods,  the Fund may outperform or  underperform  funds which invest exclusively in growth or in value stocks.

         The investment  strategy of the  Sub-advisor  responsible  for the portion of the Fund's assets invested in growth stocks emphasizes stock selection.  The Sub-advisor  relies heavily upon the fundamental  analysis and rigorous research of its  internal  research  staff.  The  Sub-advisor  selects  investments  based  on  strong  management,  superior  industry positions,  excellent balance sheets and superior earnings growth;  where all of these strengths have not been reflected in the company's  stock price.  In managing the Fund, the  Sub-advisor  seeks to take advantage of market  volatility.  During market declines,  the Sub-advisor will add to positions,  causing the Fund to become somewhat more aggressive.  Conversely, in  rising  markets,  the  Sub-advisor  will  trim or  eliminate  positions  and as a result  the  Fund  will  become  more conservative.

         The method of selecting the investments  used by the Sub-advisor  responsible for the portion of the Fund's assets invested in value stocks is to measure each stock's  long-term  expected  return by comparing  the price of the security to the company's  long-term cash flows. The Sub-advisor will only purchase those stocks that it has  above-average  confidence in the  reliability of its analysts'  forecasts.  The  Sub-advisor  may delay its purchase of securities if recent weakness in the stock or negative  earnings  revisions  by analysts  indicate  that the stock price is likely to decline in the near future,  and it may delay its sale of securities if recent strength in the stock or upward earnings  revisions indicate the stock is likely to rise  soon.  The  Sub-advisor  will  control  risk  within the value  portion  of the Fund by  reviewing whether there is undue portfolio  exposure to industry sector and other risk factors.  The Sub-advisor  will take more risk when unusually large value distortions within the value realm create unusually large  opportunities to add returns,  and it will take less risk when the opportunities are limited.

         Because the Fund invests primarily in stocks,  the Fund is subject to the risks associated with stock investments, and the Fund's share price  therefore  may fluctuate  substantially.  The Fund's share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular stocks held by the Fund (for example, poor earnings, loss of major customers,  availability of basic resources or supplies,  major litigation  against a company,  or changes in governmental  regulation  affecting an industry).  The Fund's focus on large, more-established  companies  may  mean  that  its  level  of risk is  lower  than a fund  investing  primarily  in  smaller companies.  Because the Fund invests in a smaller  number of  securities  than many other funds,  changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

o        invest up to 20% of the growth portion of its net assets in convertible securities;
o        invest up to 5% of the growth portion of its net assets in rights or warrants;
o        invest up to 15% of its total assets in foreign securities
o        purchase and sell exchange-traded index options and stock index futures contracts and;
o        write covered  exchange-traded call options on its securities up to 15% of the growth portion of its total assets, and purchase  exchange-traded call and put options on common stocks up to, for all options, 10% of the growth portion of its total assets.

         For  purposes of the Fund a foreign  security is a security  issued by a non-U.S.  company,  which is defined as a company that:  (1) is organized  outside the United  States;  (ii) has its principal  place of business  outside the United
States;  and (iii)  issues  securities  traded  principally  in a foreign  country.  Companies  that do not fall within the definition of a non-U.S.  company would be considered a U.S.  company and therefore not subject to the above  limitation on foreign securities.

         American  Depository  Receipts (ADRs) are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Fund.

         For additional  information about these investments and risks, see this Prospectus under "Certain Risk Factors and
Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  Although it does not expect to do so  ordinarily,  when business or financial  conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income securities
(which may include  U.S.  Government  securities)  or hold its assets in cash.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF SANFORD BERNSTEIN CORE VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority  of the Fund's  assets will be invested in the common  stocks of large  companies  that appear to be  undervalued.
Among other things, the Fund seeks to identify  compelling buying  opportunities  created when companies are undervalued on the basis of investor  reactions to  near-term  problems or  circumstances  even though their  long-term  prospects  remain sound. The Sub-advisor's  investment approach is value-based and price-driven,  and it relies on the intensive  fundamental research of its internal research staff to identify these buying opportunities in the marketplace.

         Fund  investments  are selected by the Sub-advisor  based upon a model portfolio of 125-175 stocks  constructed by the  Sub-advisor.  In selecting  investments for the model  portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words,  the  Sub-advisor  seeks to identify  individual  companies  with earnings  growth  potential  that may not be recognized by the market at large.  The  Sub-advisor  relates present value of each company's  forecasted  future cash flow to the current price of its stock.  The Sub-advisor  ranks companies from the highest  expected return to the lowest,  with the companies at the top of the ranking being the most undervalued.

         Once the  expected  return for each stock is  calculated,  the  Sub-advisor  adjusts for timing and  concentration risks.  Securities  are ranked by  risk-adjusted  expected  returns.  Securities  ranked in the top third of its  valuation universe,  if selected,  are over-weighted in the Fund because they represent the most undervalued  stocks in its universe.
The Sub-advisor market weights securities ranked in the middle third of its universe,  if selected,  to add diversification to the Fund. To control  variability  in premium,  the  Sub-advisor  also holds the largest  capitalization  securities (at under-weighted  positions)  in the Fund even when they rank in bottom  third of the  universe.  If a security  falls in the ranking from the top third of the Sub-advisor's  valuation  universe to the middle third, the Sub-advisor may reduce Fund's the position to market  weight.  If the  security's  ranking  continues to fall into the bottom third of its universe,  the
Sub-advisor may either sell it or, if it is a very large  capitalization  stock,  will  underweight it. The Sub-advisor may from time to time deviate from the foregoing  process with respect to the  weighting of  individual  securities in the Fund when determined appropriate by the Sub-advisor.

         The Sub-advisor  may delay the Fund's purchase of securities if recent weakness in the stock or negative  earnings revisions by analysts  indicate  that the stock price is likely to decline in the near future,  and it may delay the Fund's sale of  securities  if recent  strength in the stock or upward  earnings  revisions  indicate  the stock is likely to rise soon. The  Sub-advisor  will control risk by reviewing  whether there is undue  portfolio  exposure to industry  sector and other risk factors.  The  Sub-advisor  will take more risk when unusually  large value  distortions  within the value realm create unusually large opportunities to add returns, and it will take less risk when the opportunities are limited.

         The  Sub-advisor  also seeks to control  risks by  correlating  the size of initial  purchases  by the Fund to the security's  benchmark  weighting,  within plus or minus 0.5%. If market  appreciation  of a security  brings the security's weighting to 1.0% above or below its benchmark  weighting (at the time), the size of the holding is generally  increased or reduced  accordingly.  Because the Fund  invests  primarily  in stocks,  the Fund is subject to the risks  associated  with stock  investments,  and the Fund's  share price  therefore  may  fluctuate  substantially.  The Fund's share price will be affected  by changes in the stock  markets  generally,  and factors  specific  to a company or an industry  will affect the prices of particular stocks held by the Fund (for example,  poor earnings,  loss of major customers,  availability of basic resources or supplies,  major litigation against a company, or changes in governmental  regulation  affecting an industry).
The  Fund's  focus on large,  more-established  companies  may mean that its level of risk is lower  than a fund  investing primarily in smaller  companies.  While the Fund's value  investing  historically  has involved less risk than investing in growth  companies,  investing in value stocks  carries the risks that the market will not recognize  the stock's  intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including securities index futures  contracts and related  options.  These  instruments may be used for several reasons:  to simulate full  investment in equities  while  retaining  cash for fund  management  purposes,  to facilitate  trading,  or to reduce transaction  costs.  The Fund will not use derivatives for  speculative  purposes or to leverage its assets.  The Fund will limit its use of  securities  index  futures  contracts  and related  options so that,  at all times,  margin  deposits for futures  contracts and premiums on related  options do not exceed 5% of the Fund's assets and the  percentage of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional  information  about these  derivative  instruments and their risks is included in this Prospectus under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may maintain up to 25% of its assets in  short-term  debt  securities  and money market  instruments to meet redemption  requests.  These securities  include  obligations  issued or guaranteed by the U.S.
Government or its agencies or  instrumentalities  or by any of the states,  repurchase  agreements,  commercial  paper, and certain  bank  obligations.  The Fund will not invest in these  securities  as part of a  temporary  defensive  strategy to protect against potential market declines.

ASAF DEAM LARGE-CAP VALUE FUND*:

* Shares of the Fund will not be available  for  investment by means of direct  purchase or exchange  until on or about May
1, 2002.

Investment  Objective:  The  investment  objective  of the Fund is to seek  maximum  growth of  investors'  capital  from a portfolio primarily of value stocks of larger companies.

Principal Investment Policies and Risks:

         The Fund pursues its  investment  objective  by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies  included in the Russell 1000(R)Value Index.  Equity  securities  include common stocks and  securities  convertible  into or  exchangeable  for common  stocks,  including  warrants and rights.  The  Sub-advisor employs an investment  strategy  designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell  1000(R)Value Index,  but which  outperforms  the Russell 1000(R)Value Index through active stock  selection.  The Russell 1000(R)Value Index is a market  capitalization  index that measures the performance of large,  established  companies  trading at discounts  to their fair value.  As of September  30, 2001,  the average  market capitalization  of the  companies in the Russell  1000(R)Value Index was  approximately  $9.9 billion and the median  market capitalization  was  approximately $3 billion.  The size of the companies in the Russell 1000(R)Value Index will change with market  conditions.  The target of this Fund is to track the  performance  of the Russell  1000(R)Value Index within 4% with normal  deviation  expected  of 1%. It is  possible  that the  deviation  may be higher.  For  purposes  of this Fund,  the strategy of  attempting  to correlate a stock  portfolio's  market risk with that of a particular  index,  in this case the
Russell 1000(R)Value Index,  while improving upon the return of the same index through active stock  selection,  is called a
"managed alpha" strategy.

         The  Sub-advisor  considers  a number of factors in  determining  whether  to invest in a value  stock,  including earnings growth rate,  analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income  growth  versus  cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments, long-term  capital  appreciation  will  take  precedence  over  short  range  market  fluctuations.  However,  the Fund may occasionally  make  investments for short-term  capital  appreciation.  Current income will not be a significant  factor in selecting investments.

         Like all common  stocks,  the market  values of the common  stocks held by the Fund can  fluctuate  significantly, reflecting the business  performance of the issuing  company,  investor  perception or general economic or financial market movements.  The Fund's focus on the stocks of large,  more  established  companies may mean that its level of risk is lower than a fund  investing  primarily in smaller  companies.  While value  investing  historically  has involved less risk than investing in growth  companies,  investing in value stocks  carries the risk that the market will not recognize the stock's intrinsic value for a long time or that a stock judged to be undervalued may actually be  appropriately  priced.  While the
Fund  attempts  to  outperform  the  Russell  1000(R)Value  Index,  it is not  expected  that  any  outperformance  will be substantial.  The Fund also may underperform the Russell 1000(R)Value Index over short or extended periods.

Other Investments:

         In addition to investing in common stocks,  the Fund may also invest to a limited  degree in preferred  stocks and debt  securities  when they are believed by the  Sub-advisor  to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in securities of foreign  issuers in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security consistent  with its investment  objective and policies.  The prices of foreign  securities may be more volatile than those of domestic securities.

         Options,  Financial  Futures and Other  Derivatives.  The Fund may deal in options on  securities  and  securities indices,  which options may be listed for trading on a national  securities  exchange or traded  over-the-counter.  Options transactions  may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market risks, but are not intended for speculation.  The Fund may engage in financial  futures  transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.

         In  addition  to  options  and  financial  futures,  the Fund may  invest in a broad  array of other  "derivative"
instruments in an effort to manage  investment risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance  return),  or to create an investment  position  indirectly.  The types of  derivatives  and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information about the other investments that the Fund may make and their risks is included below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive  position is deemed advisable because of prevailing  market  conditions, the Fund may invest without limit in high grade debt securities,  commercial paper, U.S.  Government  securities or cash or cash equivalents,  including repurchase  agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective of maximum capital growth will be limited.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The  investment  objective of the Fund is to outperform  the Standard & Poor's 500 Composite  Stock
Price Index (the "S&P 500(R)") through stock  selection  resulting in different  weightings of common stocks  relative to the index.

Principal Investment Policies and Risks:

         The Fund will invest  primarily  in the common  stocks of  companies  included  in the S&P 500.  The S&P 500 is an index of 500  common  stocks,  most of which  trade on the New York Stock  Exchange  Inc.  (the  "NYSE").  The  Sub-advisor believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

         In seeking to outperform  the S&P 500, the  Sub-advisor  starts with a portfolio of stocks  representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative  criteria that are designed to indicate  whether a particular  stock will  predictably  perform better or worse than the S&P 500.  Based on these  criteria,  the  Sub-advisor determines  whether the Fund  should  over-weight,  under-weight  or hold a neutral  position in the stock  relative to the proportion  of the  S&P  500  that  the  stock  represents.  In  addition,  the  Sub-advisor  may  determine  based  on the quantitative  criteria  that (1)  certain  S&P 500 stocks  should not be held by the Fund in any  amount,  and (2)  certain equity  securities  that are not  included  in the S&P 500 should be held by the Fund.  The Fund will not invest  more than
15% of its total assets in equity securities of companies not included in the S&P 500.

         As a mutual fund investing  primarily in common  stocks,  the Fund is subject to the risk that common stock prices will decline  over short or even  extended  periods.  The U.S.  stock market tends to be cyclical,  with periods when stock prices generally rise and periods when prices generally  decline.  The Sub-advisor  believes that the various  quantitative criteria used to determine  which stocks to over- or  under-weight  will balance each other so that the overall risk of the
Fund is not likely to differ  materially  from the risk of the S&P 500 itself.  While the Fund attempts to  outperform  the
S&P 500, it is not expected that any  outperformance  will be substantial.  The Fund also may underperform the S&P 500 over short or extended periods.

         About the S&P 500. The S&P 500 is a well-known  stock market index that  includes  common  stocks of 500 companies from several  industrial  sectors  representing  a significant  portion of the market value of all common  stocks  publicly traded in the United States.  Stocks in the S&P 500 are weighted  according to their market  capitalization  (the number of shares  outstanding  multiplied by the stock's  current  price).  The composition of the S&P 500 is determined by S&P based on such  factors as market  capitalization,  trading  activity,  and  whether  the stock is  representative  of stocks in a particular  industry  group.  The composition of the S&P 500 may be changed from time to time.  "Standard & Poor's(R)",  "S&P
500(R)",  "Standard & Poor's 500", and "500" are  trademarks of The  McGraw-Hill  Companies,  Inc. and have been licensed for use by the Investment Manager.  The Fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard &
Poor's makes no representation regarding the advisability of investing in the Fund.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including securities  index futures  contracts and related options,  warrants and convertible  securities.  These  instruments may be used for several  reasons:  to simulate full investment in the S&P 500 while  retaining cash for fund management  purposes, to  facilitate  trading,  to reduce  transaction  costs or to seek higher  investment  returns  when the futures  contract, option,  warrant or convertible  security is priced more  attractively  than the underlying equity security or the S&P 500.
The Fund will not use  derivatives  for  speculative  purposes  or to leverage  its assets.  The Fund will limit its use of securities  index futures  contracts and related options so that, at all times,  margin deposits for futures  contracts and premiums on related  options do not exceed 5% of the Fund's  assets and the  percentage  of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional  information  about these  derivative  instruments and their risks is included in this Prospectus under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may maintain up to 25% of its assets in  short-term  debt  securities  and money market  instruments  to meet  redemption  requests or to  facilitate  investment in the  securities  of the S&P 500.  These securities include obligations issued or guaranteed by the U.S. Government or its agencies or  instrumentalities  or by any of the states,  repurchase  agreements,  commercial paper, and certain bank obligations.  The Fund will not invest in these securities as part of a temporary defensive strategy to protect against potential market declines.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value.

Principal Investment Policies and Risks:

         The Fund normally will invest in common stocks (and securities  convertible  into common stocks).  The Sub-advisor will take a  value-oriented  approach,  in that it will try to keep the  Fund's  assets  invested  in  securities  that are selling at  reasonable  valuations in relation to their  fundamental  business  prospects.  In doing so, the Fund may forgo some opportunities for gains when, in the judgement of the Sub-advisor, they are too risky.

         In seeking to achieve its objective,  the Fund invests primarily in the equity  securities of U.S.  companies that the Sub-advisor  believes are  undervalued.  The Sub-advisor  believes that, over time, stock prices (of companies in which the Fund invests)  will come to reflect the  companies'  intrinsic  economic  values.  The  Sub-advisor  uses a disciplined investment  process to evaluate the companies in its extensive  research  universe.  Through this process,  the Sub-advisor seeks to identify the stocks of companies that offer the best combination of value and potential for price appreciation.

         The  Sub-advisor's  analysts prepare their own earnings  estimates and financial models for each company followed.
The  Sub-advisor  employs these models to identify  equity  securities  whose current  market prices do not reflect what it considers to be their  intrinsic  economic  value. In determining a company's  intrinsic  economic  value,  the Sub-advisor takes into  account  any  factors  it  believes  bear on the  ability of the  company to perform in the  future,  including earnings  growth,  prospective  cash flows,  dividend growth and growth in book value. The Sub-advisor then ranks, at least weekly,  each of the companies in its research  universe in the relative order of disparity  between their stock prices and their intrinsic  economic values,  with companies with the greatest  disparities  receiving the highest ranking (i.e. being considered the most undervalued).

         The prices of the common stocks that the Fund invests in will  fluctuate.  Therefore,  the Fund's share price will also  fluctuate,  and may  decline  substantially.  While  there is the risk that an  investment  will never reach what the
Sub-advisor  believes is its full value, or go down in value,  the Fund's risk and share price  fluctuation  (and potential for gain) may be less than many other stock funds because of the Fund's emphasis on large, seasoned company value stocks.

Other Investments:

         The Fund, in addition to investing in common  stocks and  convertible  securities,  may write covered call options listed on domestic  securities  exchanges  with respect to securities in the Fund. It is not intended for the Fund to write covered call options with respect to  securities  with an aggregate  market value of more than 10% of the Fund's net assets at the time an option is written.  The Fund also may purchase and sell forward and futures  contracts  and related  options for hedging  purposes.  The Fund may also invest up to 10% of the Fund's net assets (at the time of  investment) in foreign securities, and invest in straight bonds and other debt securities.

         Temporary  Investments.  The Fund may invest in short-term debt and other high quality fixed-income  securities to create reserve  purchasing  power and also for temporary  defensive  purposes.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  long-term  growth of capital  with a  secondary objective to seek reasonable current income.

Principal Investment Policies and Risks:

         The Fund invests,  under normal market  conditions,  at least 65% of its total assets in common stocks and related securities,  such as  preferred  stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Fund invests  generally  will pay dividends.  While the Fund may invest in companies of any size, the Fund generally  focuses on companies  with larger  market  capitalizations  that the  Sub-advisor  believes  have  sustainable  growth  prospects  and attractive valuations based on current and expected earnings or cash flow.

         The Sub-advisor  uses a "bottom up," as opposed to "top down,"  investment  style in managing the Fund. This means that securities are selected based upon  fundamental  analysis of individual  companies (such as analysis of the companies'
earnings, cash flows, competitive position and management abilities) by the Sub-advisor.

         The Fund may invest up to 20% of its total assets in foreign equity securities.

         As with any fund investing  primarily in common stocks,  the value of the securities  held by the Fund may decline in value,  either because of changing economic,  political or market conditions or because of the economic condition of the company that issued the  security.  These  declines may be  substantial.  In light of the Fund's focus on  income-producing large-cap  stocks,  the risk and share price  fluctuations  of the Fund (and its  potential for gain) may be less than many other stock funds. The Fund may invest in foreign companies,  including companies located in developing  countries,  and it therefore will be subject to risks  relating to political,  social and economic  conditions  abroad,  risks  resulting from differing regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.

Other Investments:

         Although the Fund will invest primarily in common stocks and related securities,  the Fund may also invest in debt securities,  including variable and floating rate securities and zero coupon,  deferred interest and pay-in-kind bonds. The
Fund may also purchase warrants and make short sales "against the box."

         Futures and Forward  Contracts.  The Fund may purchase and sell futures contracts on securities  indices,  foreign currencies  and interest rates for hedging and  non-hedging  purposes.  The Fund may also enter into forward  contracts for the purchase or sale of foreign currencies for hedging and non-hedging purposes.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus  under "Certain Risk Factors and Investment  Methods" and the Company's SAI under  "Investment  Programs for the
Funds."

         Temporary  Investments.  The Fund may depart from its principal  investment strategy by temporarily  investing for defensive  purposes when adverse market,  economic or political  conditions exist.  When investing for defensive  purposes, the Fund may hold cash or invest in cash equivalents such as short-term U.S.  government  securities,  commercial paper and bank instruments.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective will be limited.

ASAF INVESCO EQUITY INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth and current income while  following sound investment practices.

Principal Investment Policies and Risks:

         The Fund seeks to achieve its objective by investing in its  corresponding  Portfolio,  which in turn will seek to invest in securities  that are expected to produce  relatively high levels of income and  consistent,  stable returns.  The
Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign  issuers.  Up to 30% of the  Portfolio's  assets  may be  invested  in equity  securities  that do not pay  regular dividends.  In addition,  the  Portfolio  normally  will have some  portion of its assets  invested in debt  securities  or convertible bonds. The Portfolio may invest up to 25% of its total assets in foreign  securities,  including  securities of issuers in countries  considered to be  developing.  These foreign  investments  may serve to increase the overall risks of the Portfolio.

         The Portfolio's  investments in common stocks may, of course,  decline in value,  which will result in declines in the  Portfolio's  (and Fund's) share price.  Such declines could be  substantial.  To minimize the risk this presents,  the
Sub-advisor will not invest,  with respect to 75% of the value of its total assets,  more than 5% of the Portfolio's assets in the  securities  of any one  company or more than 25% of the  Portfolio's  assets in any one  industry.  In light of the
Portfolio's  focus on income producing  stocks,  its risk and share price  fluctuation (and potential for gain) may be less than many other stock funds.

         Debt  Securities.  The  Portfolio's  investments in debt  securities will generally be subject to both credit risk and market risk.  Credit risk  relates to the ability of the issuer to meet  interest or principal  payments,  or both,  as they come due.  Market risk relates to the fact that the market values of debt  securities  in which the Portfolio  invests generally  will be affected by changes in the level of interest  rates.  An increase in interest  rates will tend to reduce the market values of debt  securities,  whereas a decline in interest  rates will tend to increase  their values.  Although the  Sub-advisor  will  limit  the  Portfolio's  debt  security  investments  to  securities  it  believes  are not  highly speculative,  both kinds of risk are increased by investing in debt securities  rated below the top four grades by Standard
& Poor's Corporation or Moody's Investors Services, Inc., or equivalent unrated debt securities ("junk bonds").

         In order to minimize its risk in investing in debt  securities,  the Portfolio will invest no more than 15% of its assets in junk bonds,  and in no event will the Portfolio  ever invest in a debt security rated below Caa by Moody's or CCC by Standard & Poor's.  While the  Sub-advisor  will monitor all of the debt  securities  in the  Portfolio for the issuers'
ability to make required  principal and interest  payments and other quality  factors,  the  Sub-advisor  may retain in the
Portfolio  a debt  security  whose  rating is changed to one below the  minimum  rating  required  for  purchase  of such a security.  For a discussion of the special risks involved in lower-rated  bonds,  see this  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  In periods of  uncertain  market and  economic  conditions,  the  Portfolio  may assume a defensive  position  with up to 100% of its  assets  temporarily  invested  in high  quality  corporate  bonds  or notes or government  securities,  or held in  cash.  While  the  Portfolio  is in a  defensive  position,  the  opportunity  for the
Portfolio and Fund to achieve their investment objectives may be limited.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Policies and Risks:

         The Sub-advisor intends to maintain  approximately 60% of the Fund's assets in equity securities and the remainder in bonds and other  fixed  income  securities.  Both the Fund's  equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will fluctuate  depending on the  performance  of the companies  that issued them,  general market and  economic  conditions,  and investor  confidence.  The fixed income  investments  will be affected  primarily by rising or falling  interest  rates and the credit  quality of the issuers.  As a Fund that invests both in equity and fixed income  securities,  the  Fund's  risk of loss and  share  price  fluctuation  will tend to be less  than  funds  investing primarily in equity securities and more than funds investing primarily in fixed income securities.

         Equity  Investments.  With the equity  portion  of the Fund,  the  Sub-advisor  utilizes  quantitative  management techniques in a two-step  process that draws  heavily on computer  technology.  In the first step,  the  Sub-advisor  ranks stocks,  primarily  the 1,500  largest  publicly  traded U.S.  companies  (measured  by the value of their stock) from most attractive  to least  attractive.  These  rankings are  determined by using a computer  model that  combines  measures of a stock's value and measures of its growth  potential.  To measure value,  the Sub-advisor uses ratios of stock price to book value and stock  price to cash  flow,  among  others.  To  measure  growth,  the  Sub-advisor  uses the rate of growth in a company's earnings and changes in its earnings estimates, as well as other factors.

         In the second step, the Sub-advisor  uses a technique called portfolio  optimization.  In portfolio  optimization, the  Sub-advisor  uses a computer to build a portfolio  of stocks from the ranking  described  earlier  that it thinks will provide the best  balance  between  risk and  expected  return.  The goal is to create an equity  portfolio  that  provides better returns than the S&P 500 Index without taking on significant additional risk.

         Fixed Income  Investments.  The Sub-advisor  intends to maintain  approximately  40% of the Fund's assets in fixed income  securities.  Up to 20% of the  Portfolio's  fixed  income  securities  may be  invested  in  foreign  fixed  income securities.  These  percentages  will fluctuate and may be higher or lower  depending on the mix the  Sub-advisor  believes will be most appropriate for achieving the Fund's objectives.

         The fixed income portion of the Fund is invested in a diversified  portfolio of government  securities,  corporate fixed income securities,  mortgage-backed and asset-backed securities,  and similar securities.  The Sub-advisor's strategy is to  actively  manage the Fund by  investing  the Fund's  fixed  income  assets in sectors it  believes  are  undervalued
(relative to the other sectors) and which represent better relative long-term investment opportunities.

         The Sub-advisor  will adjust the weighted average  portfolio  maturity in response to expected changes in interest rates.  Under normal market  conditions,  the weighted  average maturity of the fixed income portion of the Fund will be in the 3 to 10 year range.  During periods of rising interest  rates,  the weighted  average  maturity may be reduced in order to reduce the effect of bond price  declines  on the Fund's net asset  value.  When  interest  rates are  falling  and bond prices are rising, the Fund may be moved toward the longer end of its maturity range.

         Debt securities that comprise the Fund's fixed income  portfolio will primarily be investment  grade  obligations.
However,  the Fund may invest up to 15% of its fixed income  assets in high-yield  securities  or "junk bonds."  Regardless of rating levels,  all debt  securities  considered for purchase by the Fund are analyzed by the  Sub-advisor to determine, to the extent reasonably  possible,  that the planned investment is sound, given the investment  objective of the Fund. For an additional  discussion of lower-rated  securities and their risks,  see this Prospectus  under "Certain Risk Factors and
Investment Methods."

         In determining the allocation of assets among U.S. and foreign  capital  markets,  the  Sub-advisor  considers the condition and growth potential of the various economies;  the relative  valuations of the markets;  and social,  political, and economic  factors that may affect the markets.  The Sub-advisor  also considers the impact of foreign exchange rates in selecting securities denominated in foreign currencies.

         Foreign  Securities.  The Fund may invest up to 25% of its total assets in equity and debt  securities  of foreign issuers,  including  foreign  governments and their agencies,  when these  securities meet its standards of selection.  (As noted above,  up to 20% of the fixed income  portion of the Fund  normally  may be invested in foreign  securities.)  These investments  will be made primarily in issuers in developed  markets.  The Fund may make such  investments  either directly in foreign securities,  or by purchasing  depositary receipts for foreign securities.  To protect against adverse movements in exchange  rates between  currencies,  the Fund may, for hedging  purposes  only,  enter into forward  currency  exchange contracts and buy put and call options relating to currency futures contracts.

Other Investments:

         The Fund may make short sales  "against the box." The Fund may also invest in  derivative  securities.  Certain of these  derivative  securities  may be described  as  "index/structured"  securities,  which are  securities  whose value or performance  is linked to other equity  securities (as in the case of depositary  receipts),  currencies,  interest  rates, securities indices or other financial indicators  ("reference  indices").  The Fund may not invest in a derivative security unless the reference  index or the instrument to which it relates is an eligible  investment  for the Fund. For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment  because the Fund may not invest in oil and gas leases or futures.

         For further  information on these  securities and investment  practices,  see this Prospectus  under "Certain Risk
Factors and Investment Methods."

ASAF FEDERATED HIGH YIELD BOND FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income by  investing  primarily in fixed income  securities.  The fixed income  securities in which the Fund intends to invest are lower-rated  corporate debt obligations.

Principal Investment Policies and Risks:

         The Fund will  invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  The Fund will invest  primarily  in  fixed  income  securities  which  may  include  preferred  stocks,  convertible  securities,  bonds, debentures,  notes,  equipment  lease  certificates  and equipment  trust  certificates.  The  securities in which the Fund invests  usually will be rated below the three highest rating  categories of a nationally  recognized  rating  organization
(AAA,  AA, or A for Standard & Poor's  Corporation  ("Standard & Poor's") and Aaa, Aa or A for Moody's  Investors  Service,
Inc.  ("Moody's"))  or, if unrated,  are of  comparable  quality.  There is no lower limit on the rating of  securities  in which the Fund may invest.  The Fund may purchase or hold  securities  rated in the lowest rating category or securities in default.

         A fund that invests  primarily in lower-rated  fixed income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income  fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.  Lower-rated  securities  will usually offer higher  yields than  higher-rated  securities, but with more risk of loss of principal and interest.  This is because of the reduced  creditworthiness  of the  securities and  the  increased  risk of  default.  Like  equity  securities,  lower-rated  fixed  income  securities  tend to  reflect short-term  corporate and market developments to a greater extent than higher-rated fixed income securities,  which tend to react primarily to fluctuations in market interest rates.

         An economic  downturn may adversely  affect the value of some  lower-rated  bonds.  Such a downturn may especially affect  highly  leveraged  companies or companies  in  industries  sensitive to market  cycles,  where  deterioration  in a company's  cash flow may  impair  its  ability  to meet its  obligations  under the  bonds.  From time to time,  issuers of lower-rated  bonds may seek or may be  required  to  restructure  the  terms and  conditions  of the  securities  they have issued.  As a result  of these  restructurings,  the  value of the  securities  may  fall,  and the Fund may bear  legal or administrative expenses in order to maximize recovery from an issuer.

         The secondary  trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated  bonds.  Adverse  publicity and the  perception of investors  relating to these  securities and their issuers, whether or not warranted,  may also affect the price or liquidity of  lower-rated  bonds.  For an additional  discussion of the risks involved in lower-rated securities, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

                  Credit  Research.  The  Sub-advisor  will  perform its own credit  analysis  in addition to using  rating organizations  and other  sources,  and may have  discussions  with the issuer's  management or other  investment  analysts regarding issuers.  The Sub-advisor's  credit analysis will consider the issuer's financial  soundness,  its responsiveness to changing  business and market  conditions,  and its  anticipated  cash flow and earnings.  In evaluating an issuer,  the
Sub-advisor  places special  emphasis on the estimated  current value of the issuer's  assets rather than their  historical cost.

                  Diversification.  The  Sub-advisor  invests in  securities of many  different  issuers,  industries,  and economic sectors to reduce portfolio risk.

                  Economic  Analysis.  The Sub-advisor  will analyze current  developments and trends in the economy and in the financial markets.

Other Investments:

         Under normal circumstances,  the Fund will not invest more than 10% of its total assets in equity securities.  The
Fund may invest up to 10% of its total assets in foreign securities that are not publicly traded in the United States.

         The Fund may own zero coupon bonds or pay-in-kind  securities,  which are fixed income securities that do not make regular  cash  interest  payments.  The  prices of these  securities  are  generally  more  sensitive  to changes in market interest rates than are conventional  bonds.  Additionally,  interest on zero coupon bonds and pay-in-kind  securities must be reported as taxable income to the Fund even though it receives no cash interest until the maturity of such securities.

         The Portfolio may invest in securities  issued by real estate  investment  trusts,  which are companies  that hold real estate or mortgage  investments.  Usually,  real estate investment  trusts are not diversified,  and,  therefore,  are subject to the risks of a single  project or a small number of projects.  They also may be heavily  dependent on cash flows from the  property  they own,  may bear the risk of defaults on  mortgages,  and may be affected by changes in the value of the underlying property.

         The  Fund may also  invest  in  certain  types of  derivative  securities,  specifically  swaps  and  swap-related products.  For  information  on these  investments  and their risks,  see this  Prospectus  under "Certain Risk Factors and
Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may also  invest all or a part of its assets  temporarily  in cash or cash items for  defensive  purposes  during  times of unusual  market  conditions  or to  maintain  liquidity.  Cash items may include certificates  of  deposit  and  other  bank  obligations;  commercial  paper  (generally  lower-rated);  short-term  notes;
obligations issued or guaranteed by the U.S. government or its agencies or  instrumentalities;  and repurchase  agreements.
While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of high current income may be limited.

ASAF PIMCO TOTAL RETURN BOND FUND:

Investment  Objective:  The  investment  objective  of the  Fund is to seek  to  maximize  total  return,  consistent  with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Fund will invest in its corresponding  Portfolio,  at least 65% of the assets of which will be invested in the following types of fixed income securities;

o        securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        corporate debt securities of U.S. and non-U.S. issuers,  including convertible securities and corporate commercial paper;
o        mortgage and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o        structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
o        obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
o        obligations of international agencies or supranational entities.

         Portfolio  holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or maturity)  that the  Sub-advisor  believes  to be  relatively  undervalued.  In  selecting  fixed  income  securities,  the
Sub-advisor  uses economic  forecasting,  interest  rate  anticipation,  credit and call risk  analysis,  foreign  currency exchange rate forecasting,  and other securities selection  techniques.  The proportion of the Portfolio's assets committed to investment in securities with  particular  characteristics  (such as maturity,  type and coupon rate) will vary based on the Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other factors.  The management of duration (a measure of a fixed income security's  expected life that incorporates its yield,  coupon interest  payments, final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The Portfolio will invest in fixed-income  securities of varying  maturities.  The average  portfolio  duration of the Portfolio  generally will vary within a three- to six-year time frame based on the Sub-advisor's  forecast for interest rates.  The Portfolio may invest up to 10% of its assets in fixed income  securities that are rated below  investment grade
("junk bonds") but are rated B or higher by Moody's Investors Services,  Inc.  ("Moody's") or Standard & Poor's Corporation
("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally,  over the long term, the return obtained by a portfolio  investing primarily in fixed income securities such as the Portfolio is not expected to be as great as that  obtained by a portfolio  investing in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed income  portfolio is expected to be less than that of an equity portfolio,  so that a fixed income portfolio is generally  considered to be a more conservative  investment.  However,  the
Portfolio  can and  routinely  does  invest  in  certain  complex  fixed  income  securities  (including  various  types of mortgage-backed and asset-backed  securities) and engage in a number of investment practices  (including futures,  options, swaps and dollar  rolls) as described  below,  that many other fixed income funds do not  utilize.  These  investments  and practices  are designed to increase the  Portfolio's  return or hedge its  investments,  but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds,  the Portfolio is subject to market risk.  Bond values  fluctuate  based on changes in interest  rates,  market  conditions,  investor  confidence  and  announcements  of  economic,  political  or  financial information.  Generally,  the value of fixed  income  securities  will change  inversely  with  changes in market  interest rates.  As interest rates rise,  market value tends to decrease.  This risk will be greater for long-term  securities  than for short-term  securities.  Certain  mortgage-backed and asset-backed  securities and derivative  instruments in which the
Portfolio may invest may be particularly  sensitive to changes in interest  rates.  The Portfolio is also subject to credit risk,  which is the possibility  that an issuer of a security (or a counterparty to a derivative  contract) will default or become  unable to meet its  obligation.  Generally,  the lower the  rating of a  security,  the higher its degree of credit risk.

         The following  paragraphs  describe some specific types of fixed-income  investments that the Portfolio may invest in,  and some of the  investment  practices  that the  Portfolio  will  engage  in.  More  information  about some of these investments,  including futures, options and mortgage-backed and asset-backed securities,  is included below under "Certain
Risk Factors and Investment Methods."

         U.S. Government  Securities.  The Portfolio may invest in various types of U.S. Government  securities,  including those that are  supported by the full faith and credit of the United  States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are  supported  by the  discretionary  authority of the U.S.
Government  to  purchase  the  agency's  obligations;  and  still  others  that are  supported  only by the  credit  of the instrumentality.

         Corporate  Debt  Securities.  Corporate debt  securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock. Debt securities may be acquired with warrants attached.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to exchange  rates between the U.S. dollar and a foreign currency or currencies.

         While the  Sub-advisor  may regard some  countries  or  companies  as  favorable  investments,  pure fixed  income opportunities  may be  unattractive  or limited due to  insufficient  supply or legal or  technical  restrictions.  In such cases, the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate  Securities.  Variable and floating rate securities  provide for a periodic  adjustment in the interest rate paid on the  obligations.  The interest rates on these  securities  are tied to other interest  rates, such as  money-market  indices or  Treasury  bill  rates,  and reset  periodically.  While  these  securities  provide  the
Portfolio  with a certain  degree of  protection  against  losses  caused by rising  interest  rates,  they will  cause the
Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed   Bonds.   Inflation-indexed  bonds  are  fixed  income  securities  whose  principal  value  is periodically  adjusted  according to the rate of inflation.  The interest rate on these bonds is fixed at issuance,  and is generally  lower than the interest rate on typical bonds.  Over the life of the bond,  however,  this interest will be paid based on a principal  value that has been adjusted for  inflation.  Repayment of the adjusted  principal  upon maturity may be  guaranteed,  but the market value of the bonds is not  guaranteed,  and will  fluctuate.  The  Portfolio  may invest in inflation-indexed  bonds that do not provide a repayment  guarantee.  While these  securities  are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

         Event-Linked  Bonds.  Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific  "trigger" event, such as a hurricane,  earthquake or other physical or weather-related  phenomenon.  Some event-linked  bonds are commonly referred to as "catastrophe  bonds." If the trigger event occurs,  the  Portfolio may lose all or a portion of the amount it invested in the bond.  Event-linked  bonds often  provide for an extension of maturity to process and audit loss claims  where a trigger  event has, or possibly  has, occurred.  An  extension  of  maturity  may  increase  volatility.  Event-linked  bonds may also expose the Fund to certain unanticipated  risks  including  credit  risk,  adverse  regulatory  or  jurisdictional  interpretations,  and  adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

         Mortgage-Backed and Other Asset-Backed  Securities.  The Portfolio may invest all of its assets in mortgage-backed and other asset-backed  securities,  including  collateralized mortgage obligations.  The value of some mortgage-backed and asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse  Repurchase  Agreements and Dollar Rolls. In addition to entering into reverse  repurchase  agreements (as described  below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls. In a  dollar  roll,  the  Portfolio  sells  mortgage-backed  or  other  securities  for  delivery  in the  current  month  and simultaneously  contracts to purchase  substantially  similar  securities on a specified future date. The Portfolio forgoes principal and interest paid on the  securities  sold in a dollar roll,  but the Portfolio is  compensated by the difference between the sales price and the lower price for the future  purchase,  as well as by any interest earned on the proceeds of the  securities  sold.  The  Portfolio  also could be  compensated  through the receipt of fee income.  Reverse  repurchase agreements and dollar rolls can be viewed as  collateralized  borrowings and, like any borrowings,  will tend to exaggerate fluctuations  in Portfolio's  (and Fund's) share price and may cause the Portfolio to need to sell portfolio  securities at times when it would otherwise not wish to do so.

         Foreign  Securities.  The  Portfolio  may  invest up to 20% of its  assets in  securities  denominated  in foreign currencies and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The Portfolio may invest  up to  10%  of  its  assets  in  securities  of  issuers  based  in  developing  countries  (as  determined  by the
Sub-advisor).  The Portfolio may buy and sell foreign  currency  futures  contracts and options on foreign  currencies  and foreign currency futures  contracts,  and enter into forward foreign currency exchange contracts for the purpose of hedging currency  exchange risks arising from the  Portfolio's  investment or anticipated  investment in securities  denominated in foreign currencies.

         Short Sales  "Against the Box." The Portfolio  may sell  securities  short  "against the box." For a discussion of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The  Portfolio  may  purchase and write call and put options on  securities,  securities indices and on foreign  currencies.  The  Portfolio  may invest in interest  rate futures  contracts,  stock index  futures contracts  and foreign  currency  futures  contracts  and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The Portfolio may also enter into swap  agreements  with respect to foreign  currencies,  interest  rates and  securities  indices.  The Portfolio may use these  techniques to hedge  against  changes in interest  rates,  currency exchange rates or securities prices or as part of its overall investment strategy.

         For a discussion  of futures and options and their risks,  see this  Prospectus  under  "Certain  Risk Factors and
Investment Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The  Portfolio  may enter into  interest  rate,  index credit and currency  exchange  rate swap agreements  for the purposes of  attempting  to obtain a desired  return at a lower cost than if the Portfolio had invested directly in an instrument  that yielded the desired  return.  The Portfolio may also enter into options on swap  agreements
("swap options").  Swap agreements are two-party  contracts  entered into primarily by institutional  investors for periods ranging from a few weeks to more than one year.  In a standard  "swap"  transaction,  the two parties agree to exchange the returns (or  differentials  in rates of return) earned or realized on particular  investments or  instruments.  The returns to be exchanged  between the parties are calculated  with respect to a "notional  amount," i.e., a specified  dollar amount that is  hypothetically  invested at a particular  interest  rate, in a particular  foreign  currency,  or in a "basket" of securities  representing a particular  index.  Commonly used swap agreements  include  interest rate caps,  under which, in return for a premium,  one party agrees to make payments to the other to the extent that interest  rates exceed a specified rate or "cap";  interest  floors,  under which, in return for a premium,  one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level or "floor";  and interest  rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against  interest rate movements  exceeding given minimum or maximum levels.

         Under most swap  agreements  entered into by the  Portfolio,  the parties'  obligations  are  determined on a "net basis."  Consequently,  the  Portfolio's  obligations  (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the Portfolio's use of swap  agreements  will be successful  will depend on the  sub-advisor's  ability to predict that certain types of investments  are likely to produce  greater  returns than other  investments.  Moreover,  the
Portfolio  may not receive the expected  amount  under a swap  agreement  if the other party to the  agreement  defaults or becomes bankrupt.  The swaps market is relatively new and is largely unregulated.

ASAF MONEY MARKET FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF JPM Money Market Fund) is to seek high current income and maintain high levels of liquidity.

Principal Investment Policies and Risks:

         As a money  market fund,  the Fund seeks to maintain a stable net asset value of $1.00 per share.  In other words, the Fund  attempts to operate so that  shareholders  do not lose any of the  principal  amount they invest in the Fund.  Of course,  there can be no assurance that the Fund will achieve its goal of a stable net asset value,  and shares of the Fund are neither  insured nor guaranteed by the U.S.  government or any other entity.  For instance,  the issuer or guarantor of a portfolio  security or the other party to a contract  could  default on its  obligation,  and this could cause the Fund's net asset value to fall below $1. In addition,  the income earned by the Fund will  fluctuate  based on market  conditions, interest rates and other factors.

         The Fund invests in its  corresponding  Portfolio.  Under the regulatory  requirements  applicable to money market funds,  the  Portfolio  must  maintain a weighted  average  portfolio  maturity of not more than 90 days and invest in high quality U.S.  dollar-denominated  securities  that have  effective  maturities of not more than 397 days. In addition,  the
Portfolio will limit its investments to those  securities  that, in accordance with guidelines  adopted by the Directors of the Company,  present  minimal  credit  risks.  The  Portfolio  will not purchase any security  (other than a United States
Government security) unless:

o        if rated by only one  nationally  recognized  statistical  rating  organization  (such as Moody's  and  Standard &
     Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;
o        if  rated  by  more  than  one  nationally  recognized  statistical  rating  organization,  at  least  two  rating organizations have rated it with the highest rating assigned to short-term debt securities; or
o        it is not rated, but is determined to be of comparable quality in accordance with procedures noted above.

     These  standards  must be  satisfied  at the time an  investment  is made.  If the  quality  of the  investment  later declines,  the  Portfolio  may  continue  to hold the  investment,  subject  in certain  circumstances  to a finding by the
Trustees that disposing of the investment would not be in the Portfolio's best interest.

         Subject to the above requirements,  the Portfolio will invest in one or more of the types of investments described below.

         United States  Government  Obligations.  The Portfolio may invest in  obligations  of the U.S.  Government and its agencies and  instrumentalities  either directly or through repurchase  agreements.  U.S. Government  obligations  include:
(i) direct  obligations  issued by the United States Treasury such as Treasury bills, notes and bonds; and (ii) instruments issued  or  guaranteed  by  government-sponsored  agencies  acting  under  authority  of  Congress.  Some  U.S.  Government
Obligations  are  supported  by the full faith and credit of the U.S.  Treasury;  others are  supported by the right of the issuer to borrow  from the  Treasury;  others are  supported  by the  discretionary  authority  of the U.S.  Government  to purchase  the agency's  obligations;  still others are  supported  only by the credit of the agency.  There is no assurance that the U.S. Government will provide financial support to one of its agencies if it is not obligated to do so by law.

         Bank  Obligations.  The  Portfolio  may  invest  in  high  quality  United  States  dollar-denominated  negotiable certificates of deposit,  time deposits and bankers'  acceptances of U.S. and foreign banks,  savings and loan associations and savings banks meeting  certain total asset  minimums.  The Portfolio may also invest in  obligations  of  international banking  institutions  designated or supported by national governments to promote economic  reconstruction,  development or trade between  nations (e.g.,  the European  Investment  Bank,  the  Inter-American  Development  Bank, or the World Bank).
These  obligations may be supported by commitments of their member  countries,  and there is no assurance these commitments will be undertaken or met.

         Commercial Paper;  Bonds. The Portfolio may invest in high quality  commercial paper and corporate bonds issued by
United States  issuers.  The Portfolio may also invest in bonds and commercial  paper of foreign  issuers if the obligation is United States dollar-denominated and is not subject to foreign withholding tax.

         Asset-Backed  Securities.  The Portfolio may invest in asset-backed  securities backed by credit card receivables, automobile loans,  manufactured  housing loans and home equity loans in an aggregate amount of up to 10% of the Portfolio's net assets, subject to the limitations of rule 2a-7 under in Investment Company Act of 1940.

         Synthetic  Instruments.  As may be  permitted by current laws and  regulations  and if expressly  permitted by the
Trustees of the Trust, the Portfolio may invest in certain synthetic  instruments.  Such instruments  generally involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of  certificates  evidencing  interests in the trust.  The  Sub-advisor  will review the structure of synthetic  instruments  to identify  credit and liquidity  risks and will monitor such risks.

         Foreign  Securities.  Foreign  investments  must be  denominated  in U.S.  dollars  and  may be made  directly  in securities of foreign issuers or in the form of American Depositary Receipts and European Depositary Receipts.

         For more  information  on certain of these  investments,  see this  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

                                                    PORTFOLIO TURNOVER

         Each Non-Feeder Fund and Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the Sub-advisor  and/or the Investment  Manager determines that it would be in the Fund's or Portfolio's best  interest to do so. It may be  appropriate  to buy or sell  portfolio  securities  due to economic,  market,  or other factors that are not within the  Sub-advisor's or Investment  Manager's  control.  Such transactions will increase a Fund's
"portfolio  turnover." A 100%  portfolio  turnover rate would occur if all of the  securities in a portfolio of investments were replaced during a given period.

         Although turnover rates may vary substantially from year to year, it is anticipated that the following  Portfolios and Non-Feeder Funds may regularly have annual rates of turnover exceeding 100%.

         ASAF Founders International Small Capitalization Fund
         ASAF Janus Overseas Growth Fund
         ASMT American Century International Growth Portfolio
         ASAF PBHG Small-Cap Growth Fund
         ASAF DeAM Small-Cap Growth Fund
         ASAF Janus Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Value Fund
         ASAF Alger All-Cap Growth Fund
         ASAF INVESCO Technology Fund
         ASAF INVESCO Health Sciences Fund
         ASAF ProFund Managed OTC Fund
         ASAF Alliance Growth Fund
         ASAF Marsico Capital Growth Fund
         ASMT Janus Capital Growth Portfolio
         ASAF DeAM Large-Cap Growth Fund
         ASAF Alliance/Bernstein Growth + Value Fund*
         ASAF DeAM Large-Cap Value Fund
         ASMT PIMCO Total Return Bond Portfolio

         A high rate of portfolio turnover (100% or more) involves  correspondingly  higher brokerage  commission  expenses and other  transaction  costs,  which are borne by a Fund and will reduce its  performance.  High portfolio  turnover rates may also generate larger taxable income and taxable capital gains, which may increase your tax liability.

*Portfolio turnover for the growth portion of the Fund may exceed 100%.

                                                     HOW TO BUY SHARES

MINIMUM INVESTMENTS:

         You can open a Fund account with a minimum  initial  investment of $1,000 in a particular Fund and make additional investments  to the account at any time with as little as $50.  The initial  investment  minimum is reduced to $50 per Fund through  "Automatic  Investment  Plans," which are discussed in this  Prospectus  under  "Special  Investment  Programs and
Privileges."  Lower minimum  initial and  additional  investments  may also be  applicable in certain other  circumstances, including purchases by certain tax deferred retirement  programs.  There is no minimum investment  requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

METHODS OF BUYING SHARES:

         Each Fund offers four different  classes of shares -- Class A shares,  Class B shares,  Class C shares and Class X shares.  The different  classes of shares  represent  investments  in the same  portfolio of securities  but are subject to different sales charges,  expenses and, likely,  different share prices.  When you purchase shares of the Funds, be sure to specify the class of shares of the Fund(s) you wish to  purchase.  If you do not choose,  your  investment  will be made in
Class A shares.  See below for a detailed description of each class.

         You can purchase  shares of the Funds through any selling  dealer,  broker,  bank or other  financial  institution
("dealers"), or directly through the Company.  Methods of purchasing shares include:

         Buying Shares Through Your Dealer.  Your dealer will place your order with the Company on your behalf.

         Buying Shares Through the Company.  Make your check payable to "American  Skandia  Advisor  Funds,  Inc." and mail your  investment,  along with your completed  account  application,  to the address  indicated on the  application.  Please include an investment  dealer on the application.  American  Skandia does not accept third party checks,  starter checks or money orders as a method of payment for purchase of shares.

..........Buying Shares Through Wire Transfer.  You should instruct your bank to transfer funds by wire to:

                                                      ABA # 011000028
                                             State Street Bank & Trust Company
                                                   Boston, Massachusetts
                                                      DDA # 99052995

                                         FBO: American Skandia Advisor Funds, Inc.
                                               Fund Name and Class of Shares
                                            Shareholder Name and Account Number

             Buying Shares  Through  Bank-Linked  Accounts.  If you have selected this option on your account  application, you may link your Fund account to your designated  bank account  electronically.  Purchase  minimums and sales charges will apply.

PURCHASE ORDERS:

..........Purchase orders for the Funds are accepted only on days on which the New York Stock Exchange  ("NYSE") is open for business (a "business  day").  Orders  received by American  Skandia Fund  Services,  Inc.  (the  "Transfer  Agent") on any
business day prior to the close of trading on the NYSE  (normally  4:00 p.m.  Eastern Time) will receive the offering price calculated  at the close of trading  that day.  The offering  price is the net asset value  ("NAV") plus any initial  sales charge that  applies.  Orders  received by the  Transfer  Agent after the close of trading on a business  day, but prior to the close of trading on the next business day, will receive the offering  price  calculated at the close of trading on that next  business  day. For a discussion of how NAV is  determined,  see this  Prospectus  under  "Determination  of Net Asset
Value." If you  purchase  shares  through a dealer,  your dealer is  responsible  for  forwarding  payment  promptly to the
Transfer Agent.

..........The Company,  the  Distributor  or the Transfer Agent reserves the right to reject any order for the purchase of a
Fund's  shares.  The Company may cancel any purchase  order for which payment has not been  received by the fifth  business day after  placement of the order.  Additionally,  if the purchase  payment does not clear,  your purchase will be canceled and you could be liable for any losses or fees the Fund or the Transfer  Agent has  incurred.  If the Transfer  Agent deems it  appropriate,  additional  documentation  for any order may be  required,  and the order  will not be  considered  to be received until such additional documentation is received.

PURCHASE OF CLASS A SHARES:

..........Class A shares  (other  than  Class A shares of the ASAF Money  Market  Fund) are sold at an  offering  price that normally  equals NAV plus an initial  sales  charge  that varies  depending  on the amount of your  investment.  In certain instances  described  below,  however,  purchases are either not subject to an initial sales charge (and the offering price will be at NAV) or will be eligible  for reduced  sales  charges.  The Fund  receives an amount  equal to the NAV to invest for your  account.  A portion  of the sales  charge is  retained  by the  Distributor  and a portion is  allocated  to your dealer.  The  Distributor  may allocate the entire  amount of the initial  sales charge to dealers for all sales  occurring during a particular period.  The current sales charge rates are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                   Front-end Sales        Front-end Sales         Front-end Sales        Front-end Sales
                                   Charge (as % of        Charge (as % of amt.    Charge (as % of        Charge (as % of amt.
                                           --------               -------------           --------               ------------
                                   offering price)        invested)               offering price)        invested)
                                   ---------------        ---------               ---------------        ---------
Amount of Purchase:
------------------
Less than $50,000                      4.25%                  4.44%                   5.75%                  6.10%
$50,000 up to $100,000                 3.75%                  3.90%                   5.00%                  5.26%
$100,000 up to $250,000                3.25%                  3.36%                   4.00%                  4.17%
$250,000 up to $500,000                2.25%                  2.30%                   3.00%                  3.09%
$500,000 up to $1 million              1.50%                  1.52%                   2.25%                  2.30%

             Class A shares of the ASAF Money  Market  Fund are sold at their net asset  value  without  an  initial  sales charge.  However,  holders of Class A shares of this Fund may be charged a sales  charge when they  exchange  those  shares for Class A shares of the other Funds.  See "How to Exchange Shares" below.

         Purchases  Subject to a Contingent  Deferred Sales Charge ("CDSC").  There is no initial sales charge on purchases of Class A shares of any one or more of the Funds in the following cases:

o        Purchases aggregating $1 million or more;
o        Purchases by an  employer-sponsored  retirement  plan under  section  403(b) of the Code that features an employer contribution or "match"; or
o        Purchases by an  employer-sponsored  retirement  plan under section  401(a) of the Code  (including a 401(k) plan)
                 with at least 25 eligible  employees  or that uses the  services of a third party  administrator  that has established an electronic link with the Company.

         However,  if such Class A shares are redeemed  within 12 months of the first business day of the calendar month of their  purchase,  a CDSC ("Class A CDSC") will be deducted from the  redemption  proceeds.  The Class A CDSC will not apply to redemptions of shares acquired by the  reinvestment of dividends or capital gains  distributions  or redemptions for the purpose of making  distributions  or loans to section  401(a) or  403(b)(7)  plan  participants,  and will be waived  under certain  circumstances  described  in the  Company's  SAI. The Class A CDSC will be equal to 1.0% of the shares' NAV at the time  of  purchase.  Any  increase  in the  share  price  is not  subject  to the  CDSC.  The  Class  A CDSC is paid to the
Distributor to reimburse  expenses  incurred in providing  distribution-related  services to the Fund. To determine whether the Class A CDSC applies to a  redemption,  the Fund will first redeem  shares  acquired by  reinvestment  of dividends and capital gains  distributions,  and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Reduction  of Initial  Sales  Charges  for Class A Shares.  You may be  eligible  to buy Class A shares at reduced initial sales charge rates in one or more of the following ways:

                  Combined  Purchases.   Initial  sales  charge  reductions  are  available  by  combining  into  a  single transaction  the purchase of Class A shares with the purchase of any other class of shares.  Qualifying  purchases  include those by you,  your  spouse and your  children  under the age of 21 (if all  parties  are  purchasing  shares for their own account),  those by certain tax qualified  plans such as IRAs,  SIMPLE IRAs,  individual type 403(b)(7)  plans,  and single participant Keogh type plans for the benefit of such individuals, and those by a company controlled by such individuals

                  Rights of  Accumulation.  The initial sales charge for your investment in Fund shares may also be reduced by aggregating the amount of such  investment with the current value of all Fund shares  currently owned by you at the time of your current purchase.  The rules described above under "Combined Purchases" may apply.

                  Letter of Intent  ("LOI").  You may reduce the initial  sales charge rate that applies to your  purchases of Class A shares  by  meeting  the  terms of an LOI -- a  non-binding  commitment  to  invest a  certain  amount  within a thirteen-month  period from your initial  purchase.  The total amount of your  intended  purchases of all Classes of shares will determine the sales charge rate for Class A shares  purchased during that period.  This can include  purchases made up to 90 days before the date of the LOI.  Part of the LOI amount  will be held in escrow to cover  additional  sales  charges that may be due if your total  investments  over the LOI period are not sufficient to qualify for the intended sales charge reduction.  The rules described above under "Combined Purchases" may apply.

         Waiver of All Class A Sales  Charges.  No sales  charge is imposed on  purchases  of Class A shares in  connection with various types of  transactions  and for various types of investors.  These sales charge  waivers  include:  (1) shares purchased by the  reinvestment  of loan  repayments  by a participant  in a retirement  plan;  (2) shares  purchased by the reinvestment  of  distributions  received  from a Fund;  (3)  shares  purchased  and paid for with the  proceeds  of shares redeemed in the prior 180 days from a mutual  fund on which an initial  sales  charge or CDSC was paid;  (4)  purchases  by former  participants  in a  qualified  retirement  plan,  where a portion  of the plan was  invested  in the  Company;  (5)
purchases  by  non-qualified  deferred  compensation  plans;  (6)  purchases  under  arrangements  between  the Company and organizations which make  recommendations to or permit group solicitations of its employees,  members or participants;  (7)
purchases by employees and registered  representatives  (and their parents,  spouses and dependent  children) of dealers if the purchase is for the purchaser's own account (or for the benefit of an employee's  parents,  spouse,  parents of spouse, or minor  children);  and (8) purchases by clients of a dealer or other  investment  professional  that has entered into an agreement with the  Distributor  providing for the use of Fund shares in investment  products or services made available to its clients (those clients may be charged separate fees by their dealer for the products or services).

         In order to receive the above  sales  charge  reductions  or waivers,  you must notify the  Transfer  Agent of the reduction  or waiver  request  when you place  your  purchase  order.  The  Transfer  Agent may  require  evidence  of your qualification  for such reductions or waivers.  Additional  information  about the above sales charge reductions or waivers can be obtained from the Transfer Agent by calling 1-800-SKANDIA.

PURCHASE OF CLASS B SHARES:

             Because in most cases it is more  advantageous  for an  investor  to  purchase  Class A shares for  amounts in excess of $500,000,  a request to purchase  Class B shares for $500,000 or more will  normally be  considered as a purchase request for Class A shares or declined.

         Class B shares  are sold at NAV per  share  without  an  initial  sales  charge.  However,  if Class B shares  are redeemed  within 7 years of their  purchase,  a CDSC ("Class B CDSC") will be deducted from the  redemption  proceeds.  The
Class B CDSC will not apply to  redemptions  of  shares  purchased  by the  reinvestment  of  dividends  or  capital  gains distributions  and may be waived under certain  circumstances  described  below. The charge will be assessed on the shares'
NAV at the time of  purchase.  Any  increase  in the share  price is not  subject to the CDSC.  The Class B CDSC is paid to the Distributor to reimburse  expenses incurred in providing  distribution-related  services to the Fund in connection with the  sale of Class B  shares.  The  Distributor  has  assigned  its  right  to  receive  any  Class B CDSC,  as well as any distribution  and service fees  discussed  below under  "Distribution  Plans," to certain  unrelated  parties that provides funding for the up-front sales concession payments.

         To determine  whether the Class B CDSC applies to a  redemption,  the Fund will first  redeem  shares  acquired by reinvestment  of dividends  and capital  gains  distributions,  and then will redeem shares in the order in which they were purchased  (such that  shares  held the  longest  are  redeemed  first).  The amount of the Class B CDSC will depend on the number of years since your investment and the amount being redeemed, according to the following schedule:

                  Redemption During:                      Class B CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       3.0%
                  5th year after purchase                                       2.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       1.0%
                  8th year after purchase                                       None

         For purposes of determining  the CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually made.

         Waiver of Class B CDSC.  The Class B CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under
"Special  Investment  Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special  Investment  Programs and Privileges";  (3) redemptions  following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (4) the portion of a mandated  minimum  distribution  from an IRA,
SIMPLE IRA or an individual  type  403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the
Company  (any  portion  greater  than  mandated  minimum  distribution  would be subject to CDSC);  (5) the  portion of any substantially  equal  periodic  payments (as described in Section  72(t) of the Code) equal to the  percentage of your plan assets held in Class B shares of the Company; and (6) the return of excess contributions from an IRA or SIMPLE IRA.

         Automatic  Conversion  of Class B Shares.  Eight years after you purchase  Class B shares of a Fund,  those shares will  automatically  convert to Class A shares of that Fund. This conversion  feature  relieves Class B shareholders of the higher  asset-based  distribution  charge that  applies to Class B shares under the Class B  Distribution  and Service Plan described below under  "Distribution  Plans." The conversion is based on the relative NAV of the two classes,  and no sales charge is  imposed.  At the time of  conversion,  a portion of the Class B shares  purchased  through the  reinvestment  of dividends or capital gains  ("Dividend  Shares") will also convert to Class A shares.  The portion of Dividend  Shares that will convert is determined by the ratio of your converting  Class B non-Dividend  Shares to your total Class B non-Dividend
Shares.

PURCHASE OF CLASS X SHARES:

         Class X shares are currently only offered to certain "Qualified" purchasers (including,  but not limited to, IRAs,
Roth IRAs,  Education  IRAs,  SEP IRAs,  SIMPLE IRAs and 403(b)(7)  plans).  Any request for  "Non-Qualified"  purchases of
Class X shares up to $500,000  will  normally be  considered  as a purchase  request  for Class B shares or  declined.  Any request for  "Non-Qualified"  purchases of Class X shares above $500,000 will be considered as a purchase request for Class
A shares or  declined.  Because it is more  advantageous  for an investor to purchase  Class A shares for amounts in excess of  $1,000,000,  a request to purchase  Class X shares for  $1,000,000  or more will  normally be  considered as a purchase request for Class A shares or declined.

         Class X shares are sold at NAV per share  without an initial  sales  charge.  In  addition,  investors  purchasing
Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount invested  ("Bonus
Shares").  The  Distributor  pays for the Bonus Shares as part of its  services to the Funds.  The  Distributor  expects to recover the costs of  purchasing  Bonus  Shares  through  fees  received  under the Class X  Distribution  and Service Plan discussed  below.  Shares purchased by the  reinvestment of dividends or capital gains  distributions  are not eligible for
Bonus Shares.

         Although  Class X shares are sold without an initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase (7 years in the case of Class X shares  purchased  prior to August 19,  1998),  a CDSC  ("Class X CDSC")
will be deducted from the  redemption  proceeds.  The Class X CDSC will not apply to  redemptions of Bonus Shares or shares purchased by the  reinvestment of dividends or capital gains  distributions  and may be waived under certain  circumstances described  below.  The Class X CDSC will be  assessed  on the NAV of the shares at the time of  purchase.  Any  increase in the share price is not subject to the CDSC.  The Class X CDSC is paid to the  Distributor  to reimburse  expenses  incurred in providing  distribution-related  services to the Fund in  connection  with the sale of Class X shares.  The  Distributor has assigned its right to receive any Class X CDSC,  as well as any  distribution  and service fees  discussed  below under
"Distribution Plans," to a third party that provides funding for the up-front sales concession payments.

         To determine  whether the Class X CDSC applies to a  redemption,  the Fund first  redeems  shares not subject to a
CDSC (shares  acquired by  reinvestment  of dividends and capital gains  distributions,  Bonus Shares,  and shares held for over 8 years) and then  redeems  other  shares in the order they were  purchased  (such that  shares  held the  longest are redeemed  first).  The amount of the Class X CDSC will depend on the number of years since your  investment  and the amount being redeemed, according to the following schedule:

                  Redemption During:                      Class X CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       4.0%
                  5th year after purchase                                       3.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       2.0%
                  8th year after purchase                                       1.0%
                  9th or 10th year after purchase                               None

         For purposes of determining  the CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually  made. In the case of Class X shares  purchased  prior to August 19, 1998, the
CDSC  imposed will be 6% during the first year after  purchase,  5% during the second  year,  4% during the third year,  3%
during the fourth year, 2% during the fifth and sixth years, 1% during the seventh year, and none thereafter.

         Waiver of Class X CDSC.  The Class X CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1) redemptions to pay premiums for optional  insurance  coverage described in this Prospectus under "Special  Investment  Programs and  Privileges";  (2)  redemptions  following death or  post-purchase  disability (as defined by Section  72(m)(7) of the Code); (3) the portion of a mandated  minimum  distribution  from an IRA, SIMPLE IRA or an individual  type 403(b)(7)  plan equal to the percentage of your plan assets held in Class X shares of the Company;  (4)
the  portion of any  substantially  equal  periodic  payments  (as  described  in Section  72(t) of the Code)  equal to the percentage of your plan assets held in Class X shares of the Company;  and (5) the return of excess  contributions  from an
IRA or SIMPLE IRA.

         Automatic  Conversion  of Class X Shares.  Ten years after you  purchase  Class X shares of a Fund (eight years in the case of Class X shares purchased prior to August 19, 1998), those shares will  automatically  convert to Class A shares of that Fund. This conversion  feature  relieves Class X shareholders of the higher  asset-based  distribution  charge that applies to Class X shares under the Class X  Distribution  and Service Plan  described  below under  "Distribution  Plans."
The  conversion  is  based  on the  relative  NAV of the two  classes,  and no  sales  charge  is  imposed.  At the time of conversion,  a portion of the Class X shares  purchased  through the  reinvestment of dividends or capital gains ("Dividend
Shares")  will also  convert to Class A shares.  The portion of  Dividend  Shares that will  convert is  determined  by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares.

PURCHASE OF CLASS C SHARES:

         Because it is more advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000,  a request to purchase  Class C shares for  $1,000,000 or more will  normally be considered as a purchase  request for Class A shares or declined.

         Class C shares are sold at an offering  price equal to their NAV per share plus an initial  sales  charge of 1% of the  offering  price  (1.01% of the  amount  invested).  The Fund  receives  an amount  equal to the NAV to invest for your account.

         If Class C shares  are  redeemed  within  12  months  of the first  business  day of the  calendar  month of their purchase,  a CDSC ("Class C CDSC") of 1.0% will be deducted from the redemption  proceeds.  The Class C CDSC will not apply to redemptions  of shares  purchased by the  reinvestment  of dividends or capital gains  distributions  and will be waived under  certain  circumstances  described  below.  The  charge  will be  assessed  on the NAV of the  shares  at the time of purchase.  Any  increase  in the share  price is not subject to the CDSC.  The Class C CDSC is paid to the  Distributor  to reimburse  its  expenses of  providing  distribution-related  services to the Fund in  connection  with the sale of Class C shares.

         To determine  whether the Class C CDSC applies to a  redemption,  the Fund will first  redeem  shares  acquired by reinvestment  of dividends  and capital  gains  distributions,  and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Waiver of Class C Initial  Sales  Charge.  No initial  sales  charge is imposed on  purchases of Class C shares in connection  with the  following  types of  transactions:  (1)  purchases by  participants  in an asset  allocation  program sponsored by ASISI or its  affiliates;  (2) purchases by SIMPLE IRAs;  and (3) purchases by  employer-sponsored  retirement plans that are not eligible to purchase Class A shares of the Funds without an initial sale charge.

         Waiver of Class C CDSC.  The Class C CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under
"Special  Investment  Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special Investment  Programs and Privileges";  (3) redemptions of shares purchased under an asset allocation program sponsored by ASISI or its affiliates;  (4) redemptions  following death or post-purchase  disability (as defined by Section  72(m)(7) of the Code);  (5)  distributions  or loans to participants of qualified  retirement plans and other employee benefit plans; (6) the portion of a mandated minimum  distribution  from an IRA, SIMPLE IRA or an individual type 403(b)(7)  plan equal to the percentage of your plan assets held in Class C shares of the Company;  (7) the portion of any  substantially  equal  periodic  payments (as described in Section  72(t) of the Code) equal to the  percentage of your plan assets held in Class C shares of the Company;  and (8) the return of excess  contributions  from an IRA, SIMPLE IRA or
401(k) plan

DISTRIBUTION PLANS:

         The Company  adopted a Distribution  and Service Plan (commonly  known as a "12b-1 Plan") for each Class of shares to  compensate  the  Distributor  for its services and costs in  distributing  shares and servicing  shareholder  accounts.
Under the  Distribution  and Service Plan for Class A shares,  the Fund pays the  Distributor  0.50% of the Fund's  average daily  net  assets  attributable  to Class A  shares.  Under  the  Plans  for  Class B, X and C  shares,  the Fund pays the
Distributor  1.00% of the Fund's  average  daily net assets  attributable  to the relevant  Class of shares.  Because these fees are paid out of a Fund's assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

         The Distributor uses  distribution and service fees received under each Plan to compensate  qualified  dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  In addition,  the
Distributor  uses  distribution  and service fees received  under the Class X Plans as  reimbursement  for its purchases of
Bonus Shares.

         In addition,  the Company had adopted a Supplemental  Distribution Plan under Rule 12b-1 and the Trust has adopted a Distribution Plan under Rule 12b-1 (together,  the "Supplemental  Plans").  The Supplemental Plans permit the Distributor to receive  brokerage  commissions in connection  with purchases and sales of securities  held by the Funds and Portfolios, and to use these  commissions  to promote the sale of shares of the Company.  Under the  Supplemental  Plans,  transactions for the  purchase  and sale of  securities  for a Fund or  Portfolio  may be  directed  to certain  brokers  for  execution
("clearing  brokers")  who have  agreed to pay part of the  brokerage  commissions  received on these  transactions  to the
Distributor  for  "introducing"  transactions  to the clearing  broker.  In turn,  the  Distributor  will use the brokerage commissions received as an introducing broker to pay various distribution-related  expenses, such as advertising,  printing of sales  materials,  and  payments to selling  dealers.  No Fund or Portfolio  will pay any new fees or charges  resulting from the Supplemental  Plans,  nor is it expected that the brokerage  commissions paid by a Fund or Portfolio will increase as the result of  implementation  of the  Supplemental  Plans.  The  Supplemental  Distribution  Plan for the  Company  was
terminated  by the vote of the majority of the Directors of the Company who are not  interested  persons of the Company and have no direct or indirect  financial  interest in the operations of the  Supplemental  Distribution  Plan. Since July 2000
when the  Supplemental  Distribution  Plan  suspended its  operations,  no payments  have been made under the  Supplemental
Distribution Plan.  A majority of the Company's Directors terminated the Supplemental Distribution Plan on June 27, 2001.

                                        SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES

..........Automatic  Investment  Plans ("AIP").  You may make regular monthly  investments  through an automatic  withdrawal from your bank account ($50 minimum per Fund).  Sales charges will apply.

..........Automatic  Dividend  Reinvestment.  Dividend and capital gains  distributions  can  automatically be reinvested in additional shares at no sales charge.

..........Automatic  Dividend   Diversification  ("ADD").  You  may  automatically  reinvest  dividends  and  capital  gains distributions  paid by one Fund into  shares of the same class of another  Fund,  provided  that you have  already met that
Fund's minimum initial purchase requirement.  No initial sales charge or CDSC will apply to the purchased shares.

..........Dollar Cost Averaging  ("DCA").  You can set up monthly or quarterly  exchanges in amounts of $50 or more from one
Fund to the same class of shares of another Fund.  You may set up more than one of these programs simultaneously.

..........Systematic  Withdrawal Plan ("SWP").  You may set up monthly,  quarterly,  semi-annual or annual  redemptions from any account  with a value of $5,000 or more.  You may direct a Fund to make  regular  payments in fixed  dollar  amounts of
$50 or more, in an amount equal to the value of a fixed number of shares (5 shares or more) at the time of  withdrawal,  or in an amount equal to a fixed  percentage  of your Fund's  account value at the time of  withdrawal.  Any  applicable  CDSC will be waived for shares  redeemed under a SWP (other than Class X shares held by  shareholders  who first purchased Class
X shares  after August 18, 1998)  where:  (i) in the case of SWPs based on a fixed dollar  amount or number of shares,  SWP redemptions  are limited to no more than 10% annually of your fund account value or number of shares,  respectively,  as of the date the Transfer Agent receives your SWP request;  or (ii) in the case of SWPs based on a fixed  percentage,  each SWP redemption  is limited to an amount  that would not exceed 10% on an  annualized  basis of your fund  account  value at the time of withdrawal.

..........Exchange  Privilege.  You may exchange  your shares of a Fund for shares of the same class of any other Fund.  For complete policies governing exchanges, see this Prospectus under "How to Exchange Shares."

..........Reinvestment  Privilege.  If you  redeem  Class A, B or X shares on which you paid an  initial  sales  charge or a
CDSC,  you have up to 180 days to reinvest all or part of the  redemption  proceeds in Class A shares of the Funds  without paying  another  sales  charge.  If you redeem Class C shares on which you paid an initial  sales charge you have up to 180 days to reinvest all or part of the  redemption  proceeds in Class C shares of the Funds  without  paying  another  initial sales charge.  You must ask the Transfer Agent for this privilege when you send your payment.

..........Retirement and other  Tax-Qualified  Plans.  Certain classes of Fund shares are available as an investment  option for your  retirement  plans.  A number of different  retirement  plans can be used by individuals  and employers  including
IRAs,  Roth  IRAs,  Education  IRAs,  529  Plans,  SEP IRAs,  SIMPLE  IRAs,  401 plans and  403(b)(7)  plans.  Please  call
1-800-SKANDIA for the applicable plan documents, which contain important information and applications.

..........The above programs and privileges may be selected at the time of your initial investment or at a later date.

..........Optional  Benefits.  American  Skandia  Life  Assurance  Corporation  ("ASLAC") -- an  "affiliated  person" of the
Company  under the 1940 Act -- intends to make  certain  life  insurance  coverage  available  to certain  persons on whose behalf shares are  purchased.  The benefits of this  coverage,  which are payable at death,  will be related to the amounts paid to  purchase  shares  and to the value of the  shares  held.  Therefore,  coverage  will  terminate  if all shares are redeemed.

..........Purchasers of the life  insurance  coverage are required to authorize  periodic  redemptions of Fund shares to pay the premiums for such coverage.  These  redemptions  will not be subject to contingent  deferred  sales  charges,  but will have the same tax consequences as any other Fund redemptions.

..........The life  insurance  coverage will be available to eligible  persons who enroll for the coverage  within a limited time period after  shares of the Company are first held for the person's  benefit.  In  addition,  coverage  cannot be made available  unless ASLAC knows for whose benefit shares are purchased.  For instance,  coverage cannot be made available for shares  registered in the name of your broker unless the broker  provides ASLAC with  information  regarding the beneficial owners of such shares.  Other  restrictions on the coverage will apply,  such as the age of the persons upon whose life the coverage  is issued.  This  insurance  coverage  may not be  available  in all  states  and may be  subject  to  additional restrictions  or  limitations  on coverage.  Purchasers of shares should also make  themselves  familiar with the impact on the life  coverage of  purchasing  additional  shares,  reinvestment  of  dividends  and capital  gains  distributions  and redemptions.

..........Please call 1-800-SKANDIA for more information and application forms for any of the above programs and privileges.

                                                   HOW TO REDEEM SHARES

         You can  arrange  to take money out of your Fund  account on any  business  day by  redeeming  some or all of your shares.  Your shares  will be sold at the next NAV  calculated  after your order is  received  in good  order.  The Company offers you a number of ways to sell your shares,  including in writing,  by telephone,  by Automated Clearing House ("ACH")
bank transfer or by wire  transfer.  You can also set up a Systematic  Withdrawal  Plan to redeem shares on a regular basis
(as described in this Prospectus under "Special Investment Programs and Privileges").

         If you hold  Fund  shares  through a  retirement  account,  call the  Transfer  Agent in  advance  for  additional information  and any  necessary  forms.  There are special  income tax  withholding  requirements  for  distributions  from retirement  plans and you must submit a withholding  form with your request.  If your  retirement  plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee.

Redeeming Shares by Mail:

         If you want to  redeem  your  shares  by mail,  write a  "letter  of  instruction"  that  includes  the  following information:

         o    Your name
         o    Fund's name
         o    Your Fund account number (from your account statement)
         o    Dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Signatures of all registered owners exactly as the account is registered
         o    Any special  requirements or documents requested by the Transfer Agent to assure proper  authorization of the person requesting the redemption

         Send Requests by Regular Mail to:                             Send Requests by Courier or Express Mail to:

         American Skandia Advisor Funds, Inc.                          American Skandia Advisor Funds, Inc.
         P.O. Box 8012                                                 66 Brooks Drive
         Boston, Massachusetts 02266-8012                              Braintree, Massachusetts 02184

Redeeming Shares by Telephone:

         You may also redeem shares by telephone by calling  1-800-SKANDIA.  To receive the redemption  price calculated on the  business day that you call,  your call must be received by the  Transfer  Agent before the close of the NYSE that day, which is  normally  4:00  P.M.  Eastern  Time.  Shares  held in  tax-qualified  retirement  plans  may not be  redeemed  by telephone.  You may have a check sent to the address on the  account  statement,  or, if you have linked your Fund  account to your bank account, you may have the proceeds transferred to that bank account.

         Telephone  Redemptions  Paid By Check.  You may make one  redemption  request by telephone in any 7-day period for any  amount up to  $50,000.  The check  must be  payable  to all  owners  of record of the  shares  and must be sent to the address on the account.  This service is not available within 30 days after changing the address on an account.

         Telephone   Redemptions  Through  Bank-Linked  Accounts.  If  you  have  selected  this  option  on  your  account application,  you may link your Fund account to your  designated  bank account  electronically.  You can redeem Fund shares in amounts as little as $50 or as much as $50,000  using the ACH network to have funds  transferred  to your bank  account.
Normally, the transfer to your bank is initiated on the business day after the redemption.

Redeeming Shares Through Your Broker:

         The Distributor has made  arrangements to redeem Fund shares upon orders from brokers on behalf of their customers at the offering price next determined after receipt of the order.  Brokers may charge for this service.

CHECKWRITING:

         After  completing  the  appropriate  authorization  form,  holders of Class A and Class C shares of the ASAF Money
Market Fund may redeem  those  shares by check.  You must own shares of the Fund with a total  value of at least  $5,000 in order to establish this checkwriting  option for your account,  and checks must be written for at least $500.  Shareholders with joint  accounts  may  authorize  each owner to write  checks.  The person to whom a check is made  payable may cash or deposit it in the same way as an ordinary bank check.

         Of course,  checks  cannot be paid if they are written for more than the account  value of your ASAF Money  Market
Fund  shares.  To avoid  dishonor  of checks due to  fluctuations  in  account  value,  shareholders  are  advised  against redeeming  all or most of their  account by check.  You may not write a check that would  require the Fund to redeem shares that were purchased by check within the prior 15 days.  There is presently no charge for checkwriting  privileges,  but the
Fund or the  Transfer  Agent  may  impose  such  charges  in the  future or may  modify or  terminate  the  privilege.  Any applicable CDSC will be deducted when a check is paid.

ADDITIONAL INFORMATION:

         To protect  you and the Funds from fraud,  redemption  requests  must be in writing  and must  include a signature guarantee  in the  following  situations  (the  Company or the  Transfer  Agent may require a signature  guarantee in other situations at their discretion):

         o    You wish to redeem more than $50,000 worth of shares and receive a check
         o    A redemption check is not payable to all shareholders listed on the account statement
         o    A redemption check is not sent to the address of record on your statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are redeemed by someone other than the owners (such as an Executor)

         The Transfer Agent may delay  forwarding a check or processing a payment via  bank-linked  account for the sale of recently  purchased  shares,  but only until the  purchase  payment has  cleared.  Such delay may be as long as 15 calendar days from the date the shares were  purchased,  and may be avoided if you purchase  shares by certified  check.  You may be charged a fee of up to $10 for wire  transfers of redemption  proceeds,  which will be deducted from such  proceeds.  There is no fee for ACH wire transfers.

         If you have any questions  about any of the above  procedures,  and  especially  if you are redeeming  shares in a special  situation,  such as due to the  death of the  owner or from a  retirement  plan,  please  call  1-800-SKANDIA  for assistance.

                                                  HOW TO EXCHANGE SHARES

..........Except as described  below,  shares of a Fund may be exchanged  for shares of the same class of other Funds at NAV per share at the time of  exchange.  Exchanges  of  shares  involve a  redemption  of the  shares of the Fund you own and a purchase of shares of another  Fund.  Shares are  normally  redeemed  and  purchased  in the  exchange  transaction  on the business day on which the Transfer  Agent  receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day. You should  consider the differences in investment  objectives and expenses  between the
Funds  before  making an  exchange.  Exchanges  may be taxable  transactions  and may be subject to special tax rules about which you should consult your tax adviser.

..........You may  exchange  your Fund shares  (other than Class A shares of the ASAF Money  Market  Fund) for shares of any other Fund without a sales  charge.  If you exchange such shares for shares of another Fund,  any  applicable  CDSC and the date for  automatic  conversion  of Class B and Class X shares to Class A shares  will be  calculated  based on the date on which you acquired the original  shares.  Investors  will not receive  Bonus Shares on Class X shares  obtained  through an exchange.

..........Exchanges of Class A shares of the ASAF Money  Market Fund on which an initial  sales charge has not been paid for
Class A shares of any other Fund are subject to the initial sales charge  applicable  to the other Fund.  Class A shares of the Money Market Fund acquired by exchange of Class A shares of another Fund are exchanged at NAV.

..........Exchanges  may be requested in writing,  by telephone  or by other means  acceptable  to the Company.  For written exchange  requests you should submit a letter of  instruction,  signed by all owners of the account,  to the Transfer Agent at P.O. Box 8012, Boston, Massachusetts 02266-8012.  To initiate a telephone exchange, you should call 1-800-SKANDIA.

..........All exchanges are subject to the following restrictions:

o        You may exchange only between  Funds that are  registered  in the same name,  address and taxpayer  identification number.

         o    You may only exchange for shares of the same class of another Fund.

         o    You must meet the minimum purchase requirements for the Fund you purchase by exchange.

         The Company may refuse or delay exchanges by any person or group if, in the Investment  Manager's judgment, a Fund would be unable to invest the money effectively in accordance with its investment  objective and policies,  or a Fund would otherwise  potentially  be adversely  affected.  Your  exchanges  may also be  restricted  or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets. In particular,  the amount, frequency and pattern of exchanges that a shareholder  engages in may be determined to be excessive  trading or "market  timing" that is  detrimental  to the  Company  and  other  shareholders.  If this  occurs,  the  Company  may  limit  or  terminate  the availability  of exchanges to that  shareholder and may bar that  shareholder  from  purchasing  other Funds.  Although the
Company will attempt to give you prior notice  whenever it is  reasonably  able to do so, it may impose these  restrictions at any time.

         Each Fund reserves the right to terminate or modify the exchange privilege in the future.

                                             DETERMINATION OF NET ASSET VALUE

..........The net asset value ("NAV") per share is determined  for each class of shares for each Fund as of the close of the
NYSE  (normally  4:00 p.m.  Eastern Time) on each business day (as  previously  defined under "How to Buy Shares:  Purchase
Orders") by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each  Non-Feeder  Fund and Portfolio  (except the ASMT
Money Market  Portfolio)  are valued on the basis of market  quotations.  However,  in certain  circumstances  where market quotations  are not readily  available or where  market  quotations  for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to  accurately  reflect  their fair value.
The assets of the ASMT Money Market  Portfolio are valued by the amortized  cost method,  which is intended to  approximate market value.  Because NAV is calculated  and purchases may be made only on business days,  and because  securities  traded on foreign  exchanges may trade on other days, the value of a Fund or Portfolio's  investments  may change on days when you will not be able to purchase or redeem shares.

                                          SHAREHOLDER ACCOUNT RULES AND POLICIES

         o    The offering of any class of Fund shares may be suspended  when the  determination  of NAV is suspended,  and may be suspended or  terminated  by the  Directors of the Company at any time they believe it is in a Fund's best  interest to do so.

         o    Telephone  transaction  privileges  or  privileges  using  electronic  means for  purchases,  redemptions  or exchanges  may be  modified,  suspended or  terminated  by a Fund at any time.  If an account has more than one owner,  the
Fund and the Transfer Agent may rely on the  instructions of any one of the owners or the dealer  representative  of record for the account  unless an owner  instructs  the Transfer  Agent  otherwise.  The Transfer  Agent will record any telephone calls to verify data  concerning  transactions  and has adopted other  procedures  to confirm that  telephone or electronic instructions are genuine.  If the Company does not use reasonable  procedures,  the Company or its agents may be liable for losses  due to  unauthorized  transactions,  but  otherwise  the  Company  or its  agents  will not be liable for losses or expenses arising out of telephone  instructions or instructions  received by electronic means that they reasonably  believe to be genuine.  If you are unable to reach the Transfer  Agent during periods of unusual  market  activity,  you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o    Purchase,  redemption or exchange requests will not be honored until the Transfer Agent receives all required documents in proper form.

         o    In certain  instances,  purchase,  redemption  and exchange  requests  received by the Transfer  Agent from a dealer or other  intermediary  after the close of trading on a business day or on the next business day will be effected at the offering price  calculated as of the close of trading on the first business day if the dealer or intermediary  received the order prior to the close of trading on the first  business day and has been  authorized by the Company to transmit such requests at the later time.

         o    There are no share certificates for the Company's shares.

         o    Dealers that can perform  account  transactions  for their clients through the National  Securities  Clearing
Corporation are  responsible for obtaining their clients'  permission to do so and are responsible to their clients if they perform any transaction erroneously or improperly.

         o    All  purchases  must be made in U.S.  dollars and checks must be drawn on U.S.  banks.  You may not  purchase shares with a third-party check.

         o    Payment for redeemed  shares is ordinarily  forwarded  within 7 calendar days after the business day on which the Transfer  Agent receives the redemption  request in proper form.  Payment will be forwarded  within 3 business days for accounts  registered  in the name of a dealer.  Redemptions  may be suspended or payment dates  postponed  when the NYSE is closed  (other than  weekends or  holidays),  when trading is  restricted  or as permitted by the  Securities  and Exchange
Commission.

         o    A Fund may redeem small  accounts  without a  shareholder  request if the account value has fallen below $500
(for reasons  other than a drop in market  value of shares) and at least 30 days notice has been given to the  shareholder.
No CDSC will be charged on such redemptions.

         o    Under  unusual  circumstances  shares of a Fund may be redeemed  "in kind,"  which means that the  redemption proceeds will be paid with securities from the Fund's portfolio of securities.

         o    "Backup  withholding" of Federal income tax may be applied at the rate of 31% from  dividends,  distributions and  redemption  proceeds  (including  exchanges)  if  you  fail  to  furnish  the  Fund  a  Social  Security  or  Employer
Identification  Number when you sign your  application,  or if you violate  Internal  Revenue  Service  regulations  on the reporting of income.

                                                SPECIAL INFORMATION ON THE
                                              "MASTER/FEEDER" FUND STRUCTURE

..........An investor in the Feeder Funds should be aware that these Funds,  unlike mutual funds that  directly  acquire and manage  their own  portfolios  of  securities,  seek to achieve  their  investment  objectives  by  investing  all of their investable  assets in a corresponding  Portfolio of the Trust (although each Feeder Fund may temporarily hold small amounts of cash).  The  Portfolios  of the Trust,  which have the same  investment  objective,  policies and  limitations  as their corresponding  Feeder Funds,  in turn invest their assets  directly in a portfolio of  securities.  Therefore,  each of the
Feeder Funds acquires an indirect interest in the securities owned by its corresponding Portfolio.

..........Members of the  general  public may not  purchase a direct  interest  in a  Portfolio  of the Trust.  However,  in addition to selling an interest to its  corresponding  Feeder Fund,  each Portfolio may sell interests to other  affiliated and non-affiliated  investment companies and/or institutional  investors.  Such investors will invest in a Portfolio on the same  terms  and  conditions  as the  corresponding  Feeder  Fund  and will pay a  proportionate  share of the  Portfolio's expenses.  Other investors in a Portfolio,  however,  are not required to sell their shares to the public at the same price as the corresponding  Feeder Fund, and may have different sales commissions and operating  expenses.  These differences may result in differences in returns among the investment  companies that invest exclusively in the Portfolios.  Currently,  of the  investment  companies that invest in the  Portfolios,  only shares of the Feeder Funds may be purchased by the general public in the United States.

..........The Directors of the Company believe that the "master/feeder"  fund structure offers opportunities for substantial growth in the  assets of the  Portfolios  that may  enable the  Portfolios  to reduce  their  operating  expenses,  thereby producing  higher  returns  and  benefiting  the  shareholders  of the Feeder  Funds.  A Feeder  Fund's  investment  in its corresponding  Portfolio  may,  however,  be adversely  affected by the actions of other  investors in the  Portfolio.  For example,  if a large  investor  withdraws  from a Portfolio,  the remaining  investors  may bear higher pro rata  operating expenses.  However, this possibility also exists for traditionally structured funds with large investors.

..........Each of the Feeder Funds may withdraw  (completely  redeem) all of its assets from its corresponding  Portfolio at any time if the  Directors  of the Company  determine  that it is in the best  interest of the Fund to do so. A Feeder Fund might  withdraw,  for  example,  if other  investors  in the  Fund's  corresponding  Portfolio  voted  to, by a vote of all investors  in the  Portfolio  (including  the Fund),  change the  investment  objective,  policies  or  limitations  of the
Portfolio in a manner not  acceptable  to the Directors of the Company.  The  withdrawal of all a Feeder Fund's assets from a  corresponding  Portfolio  may affect the  investment  performance  of the Feeder Fund.  If the  Directors of the Company
determine  that a Feeder Fund should  withdraw all of its assets from its  corresponding  Portfolio,  the  Directors  would consider what action should be taken,  including  investing all of the Fund's assets in another pooled investment entity or retaining an investment adviser to manage the Fund's assets directly.

..........Investor  Meetings and Voting.  Each Portfolio  normally will not hold meetings of investors except as required by the 1940 Act.  Each  investor in a Portfolio  (including  a Feeder  Fund) will be  entitled  to vote in  proportion  to its interest in the  Portfolio.  When a Feeder Fund is requested to vote on matters  pertaining  to a Portfolio,  the Fund will hold a  meeting  of  its  shareholders  and  will  vote  its  interest  in  the  Portfolio  for  or  against  such  matters proportionately to the instructions to vote for or against such matters received from Fund shareholders.

                                                  MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER:

..........American  Skandia  Investment  Services,  Incorporated  ("ASISI," as previously  defined),  One  Corporate  Drive,
Shelton,  Connecticut  06484,  acts as  investment  manager to each of the  Non-Feeder  Funds and  Portfolios  pursuant  to separate  investment  management  agreements with the Company and the Trust,  respectively  (the "Management  Agreements").
Because  each of the Feeder Funds  invests all of its  investable  assets in a  corresponding  Portfolio of the Trust,  the
Feeder Funds do not require an  investment  manager.  In addition to serving as  investment  manager to the Company and the
Trust,  ASISI has served since 1992 as the  investment  manager to American  Skandia  Trust,  an  investment  company whose shares are made  available to life  insurance  companies  writing  variable  annuity  contracts and variable life insurance policies.

..........The Management  Agreements  provide that ASISI will furnish each  Non-Feeder  Fund and Portfolio  with  investment advice and investment  management and  administrative  services  subject to the supervision of the Directors of the Company or the Trustees of the Trust,  and in conformity  with the stated  investment  objectives,  policies and limitations of the applicable Fund or Portfolio.  The Investment  Manager is responsible for monitoring the activities of the  Sub-advisors it engages to manage the Non-Feeder  Funds and Portfolios and reporting on such  activities to the Directors of the Company or the  Trustees  of the  Trust.  The  Investment  Manager  must  also  provide,  or  obtain  and  supervise,  the  executive, administrative,  accounting,  custody,  transfer agent and shareholder  servicing services that are deemed advisable by the
Directors or the Trustees.

         The Company,  the Trust,  and American  Skandia  Investment  Services,  Incorporated  ("ASISI")  have  obtained an exemption from the Securities and Exchange  Commission  that permits ASISI to change  sub-advisors  for a Fund or Portfolio and to  enter  into  new  sub-advisory  agreements,  without  obtaining  shareholder  approval  of the  changes.  Any  such
Sub-advisor  change  would  continue  to be subject to approval  by the Board of  Directors  of the Company or the Board of
Trustees  of the  Trust,  as  appropriate.  This  exemption  (which is similar to  exemptions  granted to other  investment companies  that are  operated in a similar  manner as the Company and the Trust) is intended to  facilitate  the  efficient supervision and management of the Sub-advisors by ASISI and the Directors of the Company and the Trustees of the Trust.

THE SUB-ADVISORS:

..........ASISI  currently  engages  the  following  Sub-advisors  to manage the  investments  of each  Non-Feeder  Fund and
Portfolio in accordance  with the Fund or Portfolio's  investment  objective,  policies and  limitations and any investment guidelines  established  by the Investment  Manager.  Each  Sub-advisor  is  responsible,  subject to the  supervision  and control  of the  Investment  Manager,  for the  purchase,  retention  and sale of  securities  in the  Fund or  Portfolio's investment portfolio under its management.

..........Unless otherwise noted,  each portfolio manager listed below has managed his or her respective Fund or Portfolio's investment portfolio since its inception.

..........Founders  Asset  Management  LLC  ("Founders")  serves as Sub-advisor  for the ASAF Founders  International  Small
Capitalization Fund. Founders,  located at Founders Financial Center, 2930 East Third Avenue,  Denver,  Colorado 80206, and
its  predecessor  companies have acted as investment  advisors  since 1938 and serves as investment  advisor to a number of other investment  companies and private  accounts.  Founders managed assets  aggregating  approximately  $4.2 billion as of
December 31, 2001.

..........Tracy P.  Stouffer,  a Vice  President  of  Investments  of Founders and  Chartered  Financial  Analyst,  has been responsible for the day-to-day  management of the ASAF Founders  International  Small  Capitalization Fund since July 1999.
Before joining Founders,  Ms. Stouffer was a vice president and portfolio  manager with Federated Global  Incorporated from
1995 until July 1999.

..........Strong Capital Management,  Inc.  ("Strong"),  100 Heritage Reserve,  Menomonee Falls,  Wisconsin 53051, serves as
Sub-advisor for the ASAF Strong  International  Equity Fund. Since 1974,  Strong has been providing  investment  advice for individuals  and  institutional  accounts,  such as pension and profit sharing plans,  as well as mutual funds,  several of which are available through variable  insurance  products.  Strong managed assets totaling  approximately $46 billion as of
December 31, 2001.

..........Strong uses a team approach to investment  management.  The fund managers  responsible  for the  management of the
ASAF Strong  International  Equity Fund are Katherine  Shapiro,  CFA and Stacey Ho, CFA.  Both Ms.  Shapiro and Ms. Ho have been  managing  the Fund  since  December  2001 and have been with  Strong  since May 2001.  Prior to joining  Strong,  Ms.
Shapiro was Managing  Director and Fund Manager at Wells Fargo from 1992 to May 2001.  Prior to joining Strong,  Ms. Ho was
Managing Director and Fund Manager at Wells Fargo from 1997 to May 2001.

..........American Century  Investment  Management,  Inc.  ("American  Century") serves as Sub-advisor for the ASMT American
Century  International  Growth Portfolio and the ASAF American Century Strategic Balanced Fund.  American Century,  located at American  Century  Towers,  4500 Main Street,  Kansas City,  Missouri  64111,  has been  providing  investment  advisory services to investment  companies and institutional  clients since 1958. As of December 31, 2001,  American Century and its
affiliates managed assets totaling approximately $88.9 billion.

         American Century utilizes a team of portfolio managers,  assistant portfolio managers and analysts acting together to manage the assets of the ASMT American Century  International  Growth Portfolio and the ASAF American Century  Strategic
Balanced Fund.

..........The portfolio  manager  members of the portfolio  team  responsible  for  management of the ASMT American  Century
International  Growth  Portfolio are Henrik Strabo and Mark S. Kopinski.  Henrik Strabo joined American  Century in 1993 as an investment  analyst,  has been a portfolio manager member of the international  team since 1994 and has managed the Fund since American Century became the Fund's  Sub-advisor in May 2000. Mark S. Kopinski,  Vice President and Portfolio  Manager
for American  Century,  rejoined  American  Century in April 1997 and has co-managed the Fund since American Century became the Fund's  Sub-advisor.  From June 1995 to March 1997, Mr.  Kopinski  served as Vice  President and Portfolio  Manager for
Federated Investors, Inc.

..........The portfolio  manager  members of the portfolio  team  responsible  for the  day-to-day  management of the equity portion of the ASAF American Century  Strategic  Balanced Fund are John Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler and
William  Martin.  Mr.  Schniedwind is Senior Vice President and Group Leader -- Quantitative  Equity for American  Century,
and has been with  American  Century  since 1982.  Mr.  Borgwardt  is Vice  President,  Portfolio  Manager and  Director of
Quantitative  Equity Research for American Century,  and has been with American Century since 1990. Mr. Tyler,  Senior Vice
President and Portfolio  Manager,  joined American  Century in 1988.  William Martin,  Vice President and Senior  Portfolio
Manager,  joined  American  Century  in 1989.  The fixed  income  portion  of the Fund is  managed  by a team of  portfolio managers  with  expertise  in  different  areas of  fixed  income  investing.  The  portfolio  manager  leader  of the team responsible  for the  day-to-day  management  of the fixed income  portion of the Fund is Brian  Howell.  Mr. Howell joined
American  Century in 1987 as a research  analyst and was promoted to his current  position as portfolio  manager in January
1994.

..........Pilgrim  Baxter &  Associates,  Ltd.  ("Pilgrim  Baxter"),  1400 Liberty  Ridge Drive,  Wayne,  PA 19087 serves as
Sub-advisor for the ASAF PBHG Small-Cap Growth Fund.  Founded in 1982,  Pilgrim Baxter serves as investment  advisor to the
PBHG  Funds,  as well as  advisor or  sub-advisor  to some of the  country's  largest  pension  and  profit-sharing  plans, charitable  institutions,  corporations,  trusts and other investment  companies.  As of December 31, 2001,  Pilgrim Baxter managed assets worth in excess of $12.6 billion.

..........The portfolio  managers  responsible for management of the ASAF PBHG Small-Cap Growth Fund are James M. Smith, CFA
and Jerome J.  Heppelmann,  CFA.  They have managed the Fund since PBHG became the Fund's  Sub-advisor  in September  2001.
Mr.  Smith  joined  Pilgrim  Baxter in 1993 as a  portfolio  manager and has over 21 years of equity  portfolio  management experience.  Mr.  Heppelmann  joined  Pilgrim  Baxter in 1994 and has been a member of its  equity  investments  team since
1997.

..........Janus Capital Corporation  ("Janus") serves as Sub-advisor for the ASAF Janus Overseas Growth Fund, the ASAF Janus
Mid-Cap Growth Fund and the ASMT Janus Capital Growth Portfolio.  Janus, located at 100 Fillmore Street,  Denver,  Colorado
80206-4923,  serves as the  investment  advisor to the Janus  Funds,  as well as advisor or  sub-advisor  to several  other mutual funds and  individual,  corporate,  charitable  and  retirement  accounts.  As of December 31, 2001,  Janus  managed assets worth approximately $182.5 billion.

         The portfolio  managers  responsible  for management of the ASAF Janus Overseas Growth Fund are Helen Young Hayes,
CFA and Brent A. Lynn,  CFA. Ms. Hayes has been  managing the Fund since its  inception,  while Mr. Lynn has been  managing the Fund since  December  2000.  Ms.  Hayes is a Vice  President  of Janus and  joined  Janus in 1987.  Mr.  Lynn is a Vice
President of Janus and joined Janus in 1991.

..........The portfolio  manager  responsible  for  management of the ASAF Janus Mid-Cap  Growth Fund is Jim Goff,  CFA. Mr.
Goff has managing the Fund since May, 2001 and joined Janus in 1988, and is a Vice President of Janus.

         The  portfolio  manager  responsible  for  management  of the ASMT  Janus  Capital  Growth  Portfolio  is Scott W.
Schoelzel.  Mr.  Schoelzel,  a Senior Portfolio  Manager at Janus who has managed the Portfolio since August,  1997, joined
Janus in January, 1994 as Vice President of Investments.

..........Deutsche Asset Management,  Inc. ("DAMI"),  280 Park Avenue,  New York, New York 10017,  serves as Sub-advisor for the ASAF DeAM  Small-Cap  Growth Fund, the ASAF DeAM Large-Cap  Growth Fund and the ASAF DeAM  Large-Cap  Value Fund.  DAMI
was founded in 1838 as Morgan  Grenfell  Inc. and has provided  asset  management  services  since 1953. As of December 31,
2001, as part of Deutsche  Asset  Management  group  ("DeAM"),  DAMI managed  approximately  $96.1 billion of DeAM's $548.9 billion in assets.

         Joshua  Feuerman,  CFA, is the portfolio  manager for the ASAF DeAM Small-Cap Growth Fund, the ASAF DeAM Large-Cap
Growth Fund and the ASAF DeAM Large-Cap  Value Fund. He has managed the ASAF DeAM  Small-Cap  Growth Fund since DAMI became the Fund's  sub-advisor in December  2001. He has managed the ASAF DeAM  Large-Cap  Growth Fund and the ASAF DeAM Large-Cap
Value Fund since each Fund commenced  operations.  Mr.  Feuerman is a Managing  Director of DAMI and has been with the firm since 1999.  From 1989 to 1999,  Mr  Feuerman  was  employed by State  Street  Global  Advisors  where he served as head of international strategies, and earlier in product engineering and international equity research.

..........GAMCO  Investors,  Inc.  ("GAMCO"),  with  principal  offices  located  at One  Corporate  Center,  Rye,  New York
10580-1434,  serves as  Sub-advisor  to the ASAF  Gabelli  Small-Cap  Value Fund and the ASAF Gabelli  All-Cap  Value Fund.
GAMCO managed  approximately  $12.2 billion in assets as of December 31, 2001 and is a  wholly-owned  subsidiary of Gabelli
Asset Management Inc.

..........Mario J. Gabelli,  CFA, is primarily responsible for the day-to-day management of the ASAF Gabelli Small-Cap Value
Fund and the ASAF Gabelli  All-Cap Value Fund.  Mr. Gabelli has managed the ASAF Gabelli  Small-Cap  Value Fund since GAMCO became the Fund's  Sub-advisor  and has managed the ASAF Gabelli  All-Cap Value Fund since its  inception.  Mr. Gabelli has been Chief Executive Officer and Chief Investment  Officer of GAMCO and its predecessor  since the predecessor's  inception in 1978.

..........Neuberger Berman Management Inc. ("NB Management"),  605 Third Avenue,  New York, NY 10158,  serves as sub-advisor for the ASAF  Neuberger  Berman  Mid-Cap  Growth Fund and the ASAF  Neuberger  Berman Mid-Cap Value Fund. NB Management and
its predecessor  firms have  specialized in the management of mutual funds since 1950.  Neuberger  Berman,  LLC ("Neuberger
Berman"),  an affiliate of NB Management,  acts as a principal broker in the purchase and sale of portfolio  securities for the Funds for which it serves as Sub-advisor,  and provides NB Management with certain  assistance in the management of the
Funds  without  added  cost to the  Funds or  ASISI.  Neuberger  Berman  and its  affiliates  manage  securities  accounts, including mutual funds, that had approximately $59 billion of assets as of December 31, 2001.

..........Jennifer  K.  Silver  and Brooke A. Cobb are  primarily  responsible  for the  day-to-day  management  of the ASAF
Neuberger  Berman  Mid-Cap Growth Fund.  Ms. Silver is Director of the Neuberger  Berman Growth Equity Group,  and both she and Mr. Cobb are Vice  Presidents  of NB  Management.  They are also both  Managing  Directors  of  Neuberger  Berman.  Ms.
Silver is a principal of Neuberger  Berman.  Previously,  Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent  investment  adviser.  Mr. Cobb was the chief  investment  officer for an  investment  advisory firm managing individual accounts from 1995 to 1997.

         Robert I. Gendelman is primarily responsible for the day-to-day management of the ASAF Neuberger Berman Mid-Cap
Value Fund.  Mr. Gendelman has been with NB Management since 1994, where he is currently a Vice President.  He is also a
Managing Director of Neuberger Berman.

..........Fred Alger Management,  Inc. ("Alger"), 30 Montgomery Street, Jersey City, NJ 07302, serves as Sub-advisor for the
ASAF Alger  All-Cap  Growth Fund.  Alger has been an  investment  advisor  since 1964,  and as of December 31, 2001 managed mutual fund and other assets totaling approximately $13.6 billion.

         Fred M. Alger,  III is the key strategist for the Fund,  overseeing  the  investments of the Fund. Mr. Alger,  who founded Alger,  has served as Chairman of the Board since 1964, and  co-managed  all of Alger's  portfolios  prior to 1995.
David Hyun is the individual  responsible  for the day-to-day  management of the Fund and has served in that capacity since
September 2001. Mr. Hyun has been employed by Alger as an Executive Vice President  since  September  2001,  prior to which he was employed by Alger as an analyst from 1991 until 1997, as a Senior Vice  President  and  portfolio  manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

..........Due to the impact on Alger as a result of the World Trade Center destruction on September 11, 2001,  Massachusetts
Financial  Services  Company acted as interim  Sub-Sub-advisor  in conjunction with Alger for the ASAF Alger All-Cap Growth
Fund from  September 17, 2001 through  December 9, 2001.  Effective  December 10, 2001,  Alger resumed the role as the sole
Sub-advisor for the Fund.

         INVESCO Funds Group,  Inc.  ("INVESCO")  serves as Sub-advisor for the ASAF INVESCO  Technology  Fund, ASAF Health
Sciences  Fund and the ASMT  INVESCO  Equity  Income  Portfolio.  INVESCO,  located at 4350 South  Monaco  Street,  Denver,
Colorado  80237,  was  established  in 1932.  AMVESCAP  PLC,  the  parent of  INVESCO,  is one of the  largest  independent investment management businesses in the world and managed over $397.9 billion of assets as of December 31, 2001.

..........The portfolio manager responsible for the day-to-day  management of the ASAF INVESCO Technology Fund is William R.
Keithler,  CFA. Mr.  Keithler  joined  INVESCO in January 1999 and is a Senior Vice  President of INVESCO.  From 1993 until
1998, Mr. Keithler was a portfolio manager with Berger Associates, Inc.

..........The portfolio  managers  responsible  for the day-to-day  management of the ASAF INVESCO  Health  Sciences Fund is
Thomas R. Wald.  Mr. Wald joined INVESCO in January 1997 and is a Vice President of INVESCO.

         The portfolio  managers  responsible  for the  day-to-day  management  of the ASAF INVESCO  Equity Income Fund are
Charles  P.  Mayer,  Portfolio  Co-Manager,  and  Robert  (Bob)  Hickey,  Portfolio  Co-Manager.  Mr.  Mayer has  served as
Co-Manager of the Portfolio  since April 1993.  Mr. Mayer began his  investment  career in 1969 and is now a director and a senior vice president of INVESCO.  Mr. Hickey,  who recently  joined  INVESCO as vice  president,  had been the director of corporate bonds for Van Kampen Investments and had been affiliated with Van Kampen since 1988.

..........ProFund Advisors LLC ("ProFund"),  7900 Wisconsin Avenue, Bethesda,  Maryland 20814, serves as Sub-advisor for the
ASAF ProFund Managed OTC Fund.  As of December 31, 2001, ProFund managed approximately $2.3 billion in net assets.

         The ASAF ProFund  Managed OTC Fund is managed by an  Investment  Committee.  Dr.  William  Seale is the  Committee
Chairman and has been managing the Fund since it commenced operations.  He joined ProFund in 1997.

         Alliance  Capital  Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York,  NY 10105,  serves as
Sub-advisor  for the ASAF  Alliance  Growth Fund and ASAF  Alliance  Growth and Income Fund and for the portion of the ASAF
Alliance/Bernstein  Growth + Value Fund invested in growth stocks.  Alliance is a leading international  investment adviser supervising client accounts with assets as of December 31, 2001 totaling more than $455 billion.

         Alfred  Harrison and James G. Reilly have been the  individuals  primarily  responsible  for the management of the
ASAF Alliance  Growth Fund since  Alliance  became the Fund's  Sub-advisor  in May 2000.  Mr.  Harrison is Vice Chairman of
Alliance  Capital  Management  Corporation  ("ACMC"),  the sole general  partner of Alliance,  and has been associated with
Alliance since 1978.  Mr. Reilly is Executive Vice President of ACMC and has been associated with Alliance since 1984.

         Paul Rissman and Frank Caruso have been primarily  responsible  for the management of the ASAF Alliance Growth and
Income Fund since  Alliance  became the Fund's  Sub-advisor in May 2000. Mr. Rissman has been Senior Vice President of ACMC since 1994 and has been  associated  with Alliance  since 1989.  Mr. Caruso is a Senior Vice President of ACMC and has been associated with Alliance since 1994.

         Day to day  investment  decisions for the growth  portion of the ASAF  Alliance/Bernstein  Growth +Value Fund have been made by Alfred  Harrison,  Stephanie  Simon and Dan Nordby since the Fund commenced  operations.  Mr. Harrison is Vice
Chairman of ACMC,  the sole general  partner of Alliance,  and has been  associated  with Alliance since 1978. Ms. Simon is
Senior Vice  President and Large Cap Portfolio  Manager and joined ACMC in 1998 after serving as Chief  Investment  Officer for Sargent Management Company from 1996 to 1998.  Mr. Norby, Senior Vice President, has been with Alliance since 1996.

         T. Rowe Price  Associates,  Inc. ("T. Rowe Price")  serves as  Sub-advisor  for the ASAF T. Rowe Price Tax Managed
Fund. T. Rowe Price,  located at 100 East Pratt Street,  Baltimore,  Maryland 21202, was founded in 1937 by the late Thomas
Rowe Price,  Jr. As of December  31,  2001,  T. Rowe Price and its  affiliates  managed  approximately  $156.5  billion for approximately eight million individual and institutional accounts.

         The Fund is managed by an Investment Advisory  Committee.  Donald J. Peters,  Committee  Chairman,  has day-to-day
responsibility  for managing the Fund and works with the  Committee  in  developing  and  executing  the Fund's  investment program.  Mr.  Peters has been managing  investments  since joining T. Rowe Price in 1993 and has managed the Fund since it commenced operations.

         Marsico Capital Management,  LLC ("Marsico  Capital"),  1200 17th Street,  Suite 1300, Denver, CO 80202, serves as
Sub-advisor for the ASAF Marsico Capital Growth Fund.  Thomas F. Marsico has primary  responsibility  for management of the
Fund. Mr. Marsico is Chairman and Chief  Executive  Officer,  and has sole voting  control,  of Marsico  Capital.  Prior to forming Marsico Capital in September,  1997, Mr. Marsico served as Executive Vice President and Portfolio  Manager at Janus
Capital  Corporation  ("Janus").  Mr.  Marsico  joined  Janus in March,  1986.  As of December 31,  2001,  Marsico  Capital
managed approximately $12 billion in assets.

         Sanford C. Bernstein & Co., LLC ("Bernstein"),  767 Fifth Avenue, New York, New York 10153,  serves as Sub-advisor for the ASAF Sanford  Bernstein Core Value Fund, the ASAF Sanford  Bernstein  Managed Index 500 Fund and for the portion of the ASAF  Alliance/Bernstein  Growth  + Value  Fund  invested  in  value  stocks.  Bernstein  is an  indirect  wholly-owned subsidiary of Alliance Capital  Management,  L.P.  ("Alliance") and management of the Funds are conducted by Bernstein with the investment  management  assistance of the Bernstein  Investment  Research and Management unit (the "Bernstein Unit") of
Alliance.  The Bernstein Unit services the former  investment  research and  management  business of Sanford C. Bernstein &
Co.,  Inc.,  a  registered  investment  advisor  and  broker/dealer  acquired  by  Alliance  in October  2000 that  managed value-oriented investment portfolios since 1967.

         Day-to-day  investment  management decisions for the value portion of the ASAF  Alliance/Bernstein  Growth + Value
Fund and the ASAF Sanford  Bernstein  Core Value Fund will be made by Lewis A.  Sanders and Marilyn  Goldstein  Fedak.  Mr.
Sanders is the Chairman and a Director of Bernstein since September 2000 and is a Vice Chairman,  Chief Investment  Officer
and a Director of Alliance Capital  Management  Corporation  since October 2000. Mr. Sanders  previously served as Chairman of the Board of Directors and Chief  Executive  Officer of Sanford C.  Bernstein & Co., Inc. since 1993. Ms. Fedak has been an Executive Vice President and Chief  Investment  Officer- U.S. Value Equities of Alliance since October 2000 and prior to that Chief Investment  Officer and Chairman of the U.S. Equity  Investment  Policy Group at Sanford C. Bernstein & Co, Inc.
since 1993.

         Day-to-day  investment  management decisions for the ASAF Sanford Bernstein Managed Index 500 Fund will be made by
Bernstein's  Investment Policy Group for Structured  Equities,  which is chaired by Steven  Pisarkiewicz.  Mr. Pisarkiewicz joined  Bernstein in 1989 and assumed his current position as Chief  Investment  Officer for Structured  Equity Services in
1998. Mr.  Pisarkiewicz  and the  Investment  Policy Group for  Structured  Equities have managed the Fund since  Bernstein became the Fund's Sub-advisor in May, 2000.

         Massachusetts  Financial  Services Company ("MFS") serves as Sub-advisor for the ASAF MFS Growth with Income Fund.
MFS, which is located at 500 Boylston  Street,  Boston,  Massachusetts  02116,  and its  predecessor  organizations  have a history of money  management  dating from 1924.  As of December 31, 2001,  the net assets under the  management  of the MFS organization were approximately $138 billion.

         The Fund is managed by a committee  comprised of various portfolio managers under the general  supervision of John
D.  Laupheimer  and Mitchell D. Dynan.  Mr.  Laupheimer is a Senior Vice  President of MFS, and has been employed by MFS in the  investment  management  area since 1981.  Mr. Dynan is also a Senior Vice  President of MFS, and has been  employed by
MFS in the  investment  management  area  since  1986.  They have both  supervised  the  management  of this Fund since its inception.

         Federated Investment Counseling  ("Federated  Investment") serves as Sub-advisor for the ASAF Federated High Yield
Bond  Fund.  Federated  Investment,  located  at  Federated  Investors  Tower,  Pittsburgh,  Pennsylvania  15222-3779,  was
organized as a Delaware  business trust in 1989.  Federated  Investment and its affiliates serve as investment  advisors to a number of  investment  companies  and private  accounts.  As of December 31,  2001,  total  assets  under  management  or administration by Federated and its affiliates were $224 billion.

         The portfolio  managers  responsible for the day-to-day  management of the Fund are Mark E. Durbiano and Nathan H.
Kehm. Mr. Durbiano,  who has managed the Fund since it commenced  operations in 1994, joined Federated  Investment's parent company in 1982 and has been a Senior Vice  President of an  affiliate of Federated  Investment  since  January  1996.  Mr.
Kehm, who has managed the Fund since  December 2001,  joined  Federated in December 1997 as an Investment  Analyst.  He was
promoted to Assistant Vice President and Senior  Investment  Analyst in January 1999 and to Vice President in January 2001.
Mr. Kehm served as a Relationship  Manager  structuring  financing  transactions with Mellon Bank, N.A. from August 1993 to
December 1997.

         Pacific  Investment  Management  Company LLC ("PIMCO")  serves as Sub-advisor for the ASMT PIMCO Total Return Bond
Portfolio.  PIMCO,  located at 840 Newport Center Drive,  Suite 300,  Newport  Beach,  California  92660,  is an investment counseling  firm  founded  in 1971.  As of  December  31,  2001,  PIMCO had  approximately  $241  billion  of assets  under management.

         The portfolio  manager  responsible for the day-to-day  management of the Portfolio is William H. Gross. Mr. Gross is Managing  Director  of PIMCO,  has been  associated  with the firm since 1971 and has managed  this  Portfolio  since it commenced operations.

      Wells Capital Management,  Inc. ("Wells"),  525 Market Street, San Francisco,  CA 94105 serves as Sub-advisor for the
ASMT Money Market  Portfolio.  Wells is a  wholly-owned  subsidiary of Wells Fargo & Co., which was founded in 1852 and, as of December 31, 2001, had approximately $106 billion in assets under management.

         The  co-portfolio  managers  responsible  for  management of the  Portfolio  are David D.  Sylvester and Laurie R.
White. Mr.  Sylvester,  Executive Vice President of Wells Capital and Head of Liquidity  Investments,  has over 25 years of investment  experience  and has been with the firm since 1979. Ms. White,  Executive  Vice President of Wells Capital,  has
over 15 years of  investment  experience  and has been with the firm since 1991.  Mr.  Sylvester and Ms. White have managed the Portfolio since Wells became the Portfolio's Sub-advisor in September 2001.

FEES AND EXPENSES:

         Investment  Management  Fees.  ASISI  receives  a monthly  fee from each  Non-Feeder  Fund and  Portfolio  for the performance of its services.  ASISI pays each  Sub-advisor a portion of such fee for the  performance  of the  sub-advisory services at no  additional  cost to any Fund or Portfolio.  The  investment  management  fee for each  Non-Feeder  Fund and
Portfolio will differ,  reflecting,  among other things,  the investment  objective,  policies and limitations of each Fund and Portfolio.  Each  investment  management  fee is accrued daily for the purposes of determining  the sale and redemption price of the Fund's  shares.  The fees paid to ASISI for the fiscal year ended  October 31, 2001 (or,  for those Funds that have not been in  operation  for a full  fiscal  year,  the fee rates  payable to  ASISI),  stated as a  percentage  of the
Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

Fund/Portfolio:                                                                         Annual Rate:
--------------                                                                          -----------

ASAF Founders International Small Capitalization Fund:                                       1.07%

ASAF Strong International Equity Fund:                                                       1.10%

ASAF Janus Overseas Growth Fund:                                                             1.00%

ASMT American Century International Growth Portfolio:                                        1.00%

ASAF PBHG Small-Cap Growth Fund:                                                             0.90%

ASAF DeAM Small-Cap Growth Fund                                                              0.95%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Janus Mid-Cap Growth Fund:                                                              1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                           1.00%

ASAF ProFund Managed OTC Fund:                                                               0.85%

ASAF Alliance Growth Fund:                                                                   0.90%

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASMT Janus Capital Growth Portfolio:                                                         1.00%

ASAF DeAM Large-Cap Growth Fund                                                              0.90%

ASAF T. Rowe Price Tax Managed Fund:                                                         0.95%

ASAF Alliance/Bernstein Growth + Value Fund:                                                 1.00%

ASAF Sanford Bernstein Core Value Fund:                                                      0.85%

ASAF DeAM Large-Cap Value Fund                                                               0.90%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        0.80%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASMT INVESCO Equity Income Portfolio:                                                        0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASMT PIMCO Total Return Bond Portfolio:                                                      0.65%

ASMT Money Market Portfolio:                                                                 0.50%

         For more  information  about  investment  management  fees,  including  voluntary  fee  waivers  and the fee rates applicable  at various asset levels,  and the fees payable by ASISI to each of the  Sub-advisors,  please see the Company's
SAI under "Investment Advisory & Administration Services."

         Other  Expenses.  In  addition  to  Investment  Management  fees,  each Fund and  Portfolio  pays other  expenses, including  costs incurred in connection  with the  maintenance of its  securities  law  registration,  printing and mailing prospectuses and SAIs to  shareholders,  certain  financial  accounting  services,  taxes or governmental  fees,  brokerage commissions,  custodial,  transfer and  shareholder  servicing  agent costs,  expenses of outside  counsel and  independent accountants,  preparation of shareholder reports and expenses of director and shareholder  meetings.  Expenses not directly attributable  to any specific  Fund(s) or  Portfolio(s)  are allocated on the basis of the relative net assets of the Funds or Portfolios.  For additional  information  regarding Fund and Portfolio expenses,  as well as voluntary agreements by the
Investment  Manager to limit such expenses,  see this Prospectus  under "Expense  Information"  and the Company's SAI under
"Fund Expenses."

                                            DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS:

         Each Fund intends to distribute  substantially  all of its net income and capital gains to  shareholders  at least once a year.  Normally,  dividends  from net  investment  income of each Fund will be  declared  and paid on the  following basis:

Fund                                                                   Declared         Paid
----                                                                   --------         ----

ASAF Founders International Small Capitalization                       annually                  annually
ASAF Strong International Equity                                       annually                  annually
ASAF Janus Overseas Growth                                             annually                  annually
ASAF American Century International Growth                             annually                  annually
ASAF PBHG Small-Cap Growth                                             annually                  annually
ASAF DeAM Small-Cap Growth Portfolio                                   annually                  annually

ASAF T. Rowe Price Small Company Value                                 annually                  annually
ASAF Janus Mid-Cap Growth                                              annually                  annually
ASAF Neuberger Berman Mid-Cap Growth                                   annually                  annually
ASAF Neuberger Berman Mid-Cap Value                                    annually                  annually
ASAF Alger All-Cap Growth                                              annually                  annually
ASAF Gabelli All-Cap Value                                             annually                  annually
ASAF INVESCO Technology Fund                                           annually                  annually
ASAF INVESCO Health Sciences Fund                                      annually                  annually
ASAF ProFund Managed OTC Fund                                          annually                  annually
ASAF Alliance Growth                                                   annually                  annually
ASAF Marsico Capital Growth                                            annually                  annually
ASAF Janus Capital Growth                                              annually                  annually
ASAF DeAM Large-Cap Growth Portfolio                                   annually                  annually
ASAF T. Rowe Price Tax Managed Fund                                    annually                  annually
ASAF Alliance/Bernstein Growth + Value Fund                            annually                  annually
ASAF Sanford Bernstein Core Value Fund                                 annually                  annually
ASAF DeAM Large-Cap Value Portfolio                                    annually                  annually
ASAF Sanford Bernstein Managed Index 500                               annually                  annually
ASAF Alliance Growth and Income                                        annually                  annually
ASAF MFS Growth with Income                                            annually                  annually
ASAF INVESCO Equity Income                                             semi-annually             semi-annually
ASAF American Century Strategic Balanced                               semi-annually             semi-annually
ASAF Federated High Yield Bond                                         daily                     monthly
ASAF PIMCO Total Return Bond                                           daily                     quarterly
ASAF Money Market                                                      daily                     monthly

DISTRIBUTION OPTIONS:

         When you open your account,  specify on your  application how you want to receive your  distributions.  Unless you specify  otherwise,  all dividends and  distributions  will be  automatically  reinvested in additional  full or fractional shares of each Fund.  You have the following five distribution options:

         Reinvest All  Distributions  in the Fund.  You can elect to reinvest  all  dividends  and long term capital  gains distributions in additional shares of the applicable Fund.

         Reinvest Income  Dividends Only. You can elect to reinvest  investment  income dividends in a Fund while receiving capital gains distributions.

         Reinvest  Long-Term  Capital  Gains Only.  You can elect to  reinvest  long-term  capital  gains in the Fund while receiving dividends.

         Receive All  Distributions  in Cash.  You can elect to receive a check for all  dividends  and  long-term  capital gains distributions.

         Reinvest  Distributions in Another Fund of the Company.  You can reinvest all distributions in another Fund of the
Company.  For additional information, see this Prospectus under "Special Investment Programs and Privileges."

TAXES:

         Each of the Funds intends to make  distributions  that may be taxed as ordinary income and capital gains.  The tax consequences of distributions from a Fund will vary depending upon the type of account that you maintain.

         If you establish an IRA or other tax-deferred  retirement account,  dividends and capital gains distributions from the Funds  generally  will not be  subject  to  current  taxation.  If you  establish  an  account  outside a  tax-deferred retirement account,  the following tax consequences  generally will apply. For regular investment  accounts  established by individuals,  dividends paid by a Fund from net investment income and net short-term  capital gains,  whether you choose to receive  them in cash or reinvest  them in  additional  shares,  will be taxable as ordinary  income.  If you receive  your distributions in cash, the value of your Fund account effectively will be reduced by the amount of the distribution.

         Capital  gains  distributions  are made by a Fund when it realizes net gains on sales of portfolio  securities.  A
Fund's capital gains may vary  substantially  from year to year and,  therefore,  its capital gains  distributions also may vary  substantially.  A Fund will not make capital gains  distributions  in years in which the Fund has a net capital loss.
Distributions  paid by a Fund from net long term capital gains will be taxable as long-term  capital  gains,  regardless of how long you have owned the Fund's shares.

         Because  of their  varying  investment  strategies,  distributions  from some of the Funds are  likely to  consist primarily of capital  gains  distributions,  while  distributions  from others are likely to consist  primarily of ordinary income.  Distributions  from the ASAF  Federated  High Yield Bond Fund, the ASAF PIMCO Total Return Bond Fund, and the ASAF
Money  Market Fund are likely to consist  primarily of ordinary  income.  Because the Funds are new, as of the date of this
Prospectus  no  Fund  has  yet  distributed  any  long-term  capital  gains.  Over  time,  however,  it  is  expected  that distributions  from a number of the Funds,  particularly  those with capital  growth as their  investment  objective,  will consist primarily of capital gains.

         Certain  distributions  by a Fund may be  classified  under  federal  tax  laws as  constituting  returns  of your capital.  These are not taxable to you when received.  Federal  income tax laws provide,  however,  that a distribution  of this type will  reduce the  acquisition  price of your shares in the Fund used to  determine  your tax  liability  when you redeem or  exchange  the  shares.  Therefore,  the return of  capital  may  result in a larger  gain or  smaller  loss upon redemption or exchange.

         If you purchase  shares of a Fund shortly before the date used to determine  eligibility for a dividend or capital gains  distribution,  you will  receive a portion of your  investment  back as a taxable  distribution.  This is  sometimes referred to as "buying a dividend."

         In order to satisfy  distribution  requirements of the Code, the Funds may declare  year-end  dividend and capital gains  distributions.  If received by  shareholders by January 31, these special  distributions  are treated as having been paid by the Funds and received by shareholders on December 31 of the prior year.

         The  investment  income of certain  Funds may be subject to foreign  income  taxes.  The Company may elect to pass these taxes through to the  shareholders  of the Funds.  If you are a  shareholder,  you will be required to report a share of these taxes as income in  determining  your  federal  income tax  liability.  You will be able to deduct these taxes or, under certain circumstances, you may be able to claim them as a credit against your federal income tax.

         The Company will provide you with an annual  statement  as to the federal  income tax status of all  distributions for the preceding year, including any amount of foreign taxes passed through to you.

         Taxes on  Redemptions  and  Exchanges.  A  redemption  of shares in a Fund or an exchange  of a Fund's  shares for shares in another  Fund will be treated as a sale under the Code,  which may result in a capital  gain or loss and  current tax  liability.  However,  you  will  not  have a  federal  tax  gain or loss  when  Class B or  Class X  shares  of a Fund automatically  convert to Class A shares.  The Class A shares you receive after  conversion  will be considered to have the same  acquisition  price as the converted Class B or X shares for purposes of determining your gain or loss upon subsequent redemptions or exchanges.

         Dividends,  capital gains  distributions and capital gains or losses from redemptions and exchanges may be subject to state and local taxes in addition to Federal income taxes.

         The above tax  discussion  is for general  information  only. A more  detailed  discussion  of federal  income tax considerations  for the Funds is included in the Company's SAI under  "Additional Tax  Considerations."  You should consult with your own tax adviser  concerning  possible tax  consequences  of investing in a Fund. If you are considering an IRA or other tax deferred  account,  you should  consult with your tax adviser  regarding the  requirements  under Federal tax law governing your specific type of account.

         Regulated  Investment  Company Status. As each Fund intends to qualify as a "regulated  investment  company" under the Code,  each Fund  generally  is  entitled to deduct all  dividends  paid to  shareholders  in  determining  its taxable income.  However,  the deductibility of dividends paid by regulated  investment companies that issue more than one class of shares,  such as the Company,  is subject to certain  requirements  under the Code. In this regard,  the Company may deduct dividends  only when shares in each class  receive  proportionate  distributions  and where no class is preferred  over any other class in a manner not permitted by the formal dividend rights of the preferred class.

         The Company has received  separate  opinions of counsel from the law firms of Caplin & Drysdale and Rogers & Wells which,  when  taken  together,  conclude  that  the  Funds'  particular  multiple  class  structure  will not  prevent  the deductibility  of  dividends  paid by the Funds.  However,  the  Company  has not  obtained a ruling on the matter from the
IRS. The Company does not believe that the IRS has  considered a multiple  class  structure with all of the features of the
Funds'  structure,  including the Bonus Share feature  applicable  to Class X shares,  and the IRS could  disagree with the conclusions  expressed in the opinions.  Changes in federal income tax law also could affect the continued  validity of the conclusions stated in the opinions.

         If dividends on any class of a Fund's shares are treated as preferential to another class,  dividends in that year on all classes of that Fund's shares would become  non-deductible  by the Fund.  The effect of such a  development  is that income and gains realized by a Fund could be subject to double  taxation -- that is, both the Fund and  shareholders  could be subject to  taxation.  In  addition to the tax  liability,  the Fund could be liable for  interest  and  penalties.  All these  liabilities  could  substantially  reduce the value of your  investment  in the Fund.  There  could also be personal income tax consequences to shareholders of the Fund, such as  reclassification  of capital gains  distributions as ordinary income, which may be taxable at higher rates.

                                                   FINANCIAL HIGHLIGHTS

..........The financial  highlights table is intended to help you understand the Funds' financial  performance  since their inception.  Certain  information  reflects  financial  results  for a single Fund  share.  The total  returns in the table represent the rate that an investor  would have earned or lost on an investment in a Fund  (assuming  reinvestment  of all dividends and distributions).  The information has been audited by  PricewaterhouseCoopers  LLP, the Company's independent accountants.  The report of the independent accountants,  along with the Funds' financial statements,  are included in the
Company's  annual  report,  which is  available  upon  request.  No  financial  information  is included for the ASAF DeAM
Large-Cap Growth Fund or the ASAF DeAM Large-Cap Value Fund, which had not commenced operations prior to March 1, 2002.

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment     Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
=========================
Class A                               10/31/01       $ 15.96  $ (0.06)     $(7.07)     $(7.13)     $     --    $     --    $      --
                                      10/31/00         13.56    (0.16)        3.28        3.12           --          --       (0.72)
                                      10/31/99         10.27    (0.14)        3.43        3.29           --          --           --
                                      10/31/98          9.87    (0.02)        0.45        0.43       (0.03)          --           --
                                      10/31/97(1)      10.00      0.05      (0.18)      (0.13)           --          --           --

Class B                               10/31/01         15.74    (0.12)      (6.95)      (7.07)           --          --           --
                                      10/31/00         13.44    (0.26)        3.28        3.02           --          --       (0.72)
                                      10/31/99         10.23    (0.22)        3.43        3.21           --          --           --
                                      10/31/98          9.85    (0.08)        0.46        0.38           --          --           --
                                      10/31/97(1)      10.00      0.04      (0.19)      (0.15)           --          --           --

Class C                               10/31/01         15.68    (0.12)      (6.93)      (7.05)           --          --           --
                                      10/31/00         13.43    (0.26)        3.23        2.97           --          --       (0.72)
                                      10/31/99         10.22    (0.21)        3.42        3.21           --          --           --
                                      10/31/98          9.86    (0.08)        0.44        0.36           --          --           --
                                      10/31/97(1)      10.00      0.04       (0.18)      (0.14)           --          --           --

Class X                               10/31/01         15.71    (0.12)      (6.93)      (7.05)           --          --           --
                                      10/31/00         13.43    (0.27)        3.27        3.00           --          --       (0.72)
                                      10/31/99         10.21    (0.19)        3.41        3.22           --          --           --
                                      10/31/98          9.84    (0.08)        0.45        0.37           --          --           --
                                      10/31/97(1)      10.00      0.04      (0.20)      (0.16)           --          --           --

ASAF PBHG SMALL-CAP
GROWTH FUND*:
===========
Class A                               10/31/01       $17.30    $(0.15)     $(6.11)     $(6.26)    $     --    $      --    $      --
                                      10/31/00        17.08     (0.18)        0.51        0.33          --           --       (0.11)
                                      10/31/99         9.11     (0.10)        8.07        7.97          --           --           --
                                      10/31/98         9.94     (0.07)      (0.76)      (0.83)          --           --           --
                                      10/31/97(1)     10.00     (0.03)      (0.03)      (0.06)          --           --           --

Class B                               10/31/01        17.02     (0.21)      (6.00)      (6.21)          --           --           --
                                      10/31/00        16.87     (0.29)        0.55        0.26          --           --       (0.11)
                                      10/31/99         9.04     (0.17)        8.00        7.83          --           --           --
                                      10/31/98         9.93     (0.12)      (0.77)      (0.89)          --           --           --
                                      10/31/97(1)     10.00     (0.04)      (0.03)      (0.07)          --           --           --

Class C                               10/31/01        17.0 3    (0.21)      (6.00)      (6.21)          --           --           --
                                      10/31/00        16.90     (0.29)        0.53        0.24          --           --       (0.11)
                                      10/31/99         9.06     (0.16)        8.00        7.84          --           --           --
                                      10/31/98         9.93     (0.10)      (0.78)      (0.88)          --           --           --
                                      10/31/97(1)     10.00     (0.04)      (0.02)      (0.06)          --           --           --

Class X                               10/31/01        17.03     (0.22)      (6.00)      (6.22)          --           --           --
                                      10/31/00        16.90     (0.29)        0.53        0.24          --           --       (0.11)
                                      10/31/99         9.06     (0.15)        7.99        7.84          --           --           --
                                      10/31/98         9.93     (0.11)      (0.76)      (0.87)          --           --           --
                                      10/31/97(1)     10.00     (0.04)      (0.03)      (0.07)          --           --           --

 * From  January  1, 1999 to  September  14,  2001,  Janus  Capital  Corporation  served as  Sub-advisor  to the ASAF PBHG
 Small-Cap  Growth Fund  (formerly,  the ASAF Janus  Small-Cap  Growth  Fund).  Prior to January 1, 1999,  Founders  Asset
 Management  LLC served as Sub-advisor  to the Fund.  Pilgrim  Baxter & Associates,  Ltd. has served as Sub-advisor to the
 Fund since September 15, 2001.

                                                                       AMERICAN SKANDIA ADVISOR FUNDS, NC.

                                                                                   Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

    $   --      $   8.83        (44.61%)   $    17,371         655%      2.20%      2.20%          3.10%               (0.49%)
    (0.72)         15.96          22.04%        44,940         516%      2.17%      2.17%          2.79%               (0.87%)
         --        13.56          32.04%         2,374         268%      2.10%      2.10%          4.53%               (1.19%)
     (0.03)        10.27           4.32%           886          49%      2.10%      2.10%          9.20%               (0.28%)
         --         9.87        (1..30%)           106           0%      2.10%      2.10%        136.49%                2.03%
         --         8.67        (44.92%)        32,208         655%      2.70%      2.70%          3.61%               (1.01%)
     (0.72)        15.74          21.47%        67,929         516%      2.64%      2.64%          3.20%               (1.38%)
         --        13.44          31.38%         7,722         268%      2.60%      2.60%          5.04%               (1.84%)
         --        10.23           3.90%         1,387          49%      2.60%      2.60%          9.80%               (0.74%)
         --         9.85         (1.50%)           230           --      2.60%      2.60%         90.64%                 1.62%
         --         8.63        (44.90%)        14,028         655%      2.70%      2.70%          3.62%               (0.99%)
     (0.72)        15.68          21.10%        31,232         516%      2.65%      2.65%          3.24%               (1.37%)
         --        13.43          31.41%         2,540         268%      2.60%      2.60%          5.05%               (1.74%)
         --        10.22           3.69%           872          49%      2.60%      2.60%          9.72%               (0.79%)
         --         9.86         (1.40%)            79           --      2.60%      2.60%         55.02%                 1.72%
         --         8.66        (44.91%)         7,252         655%      2.70%      2.70%          3.62%               (1.01%)
     (0.72)        15.71          21.34%        13,809         516%      2.63%      2.63%          3.15%               (1.42%)
         --        13.43          31.54%         4,305         268%      2.60%      2.60%          5.07%               (1.63%)
         --        10.21           3.80%         2,404          49%      2.60%      2.60%          9.58%               (0.76%)
         --         9.84         (1.60%)           206           --      2.60%      2.60%         54.45%                 1.58%

    $    --     $  11.04        (36.18%)   $    43,941         103%      1.80%      1.80%          2.04%               (1.21%)
     (0.11)        17.30           1.69%        85,342          90%      1.73%      1.73%          1.84%               (0.81%)
         --        17.08          87.80%        54,039          74%      1.70%      1.71%          2.20%               (0.73%)
         --         9.11         (8.45%)         1,801          94%      1.70%      1.70%          6.38%               (0.75%)
         --         9.94         (0.60%)           193           --      1.70%      1.70%        105.48%               (1.16%)
         --        10.81        (36.52%)        80,943         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.02           1.29%       169,925          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.87          86.73%        98,524          74%      2.20%      2.21%          2.69%               (1.24%)
         --         9.04         (8.96%)         2,685          94%      2.20%      2.20%          6.86%               (1.26%)
         --         9.93         (0.70%)           353           --      2.20%      2.20%         57.99%               (1.73%)
         --        10.80        (36.50%)        31,186         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.03           1.23%        72,934          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.90          86.64%        38,337          74%      2.20%      2.21%          2.73%               (1.25%)
         --         9.06         (8.85%)         2,090          94%      2.20%      2.20%          6.60%               (1.13%)
         --         9.94         (0.60%)            74           --      2.20%      2.20%         42.48%               (1.73%)
         --        10.81        (36.52%)        17,624         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.03           1.17%        33,072          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.90          86.53%        24,312          74%      2.20%      2.21%          2.82%               (1.21%)
         --         9.06         (8.76%)         4,085          94%      2.20%      2.20%          6.69%               (1.19%)
         --         9.93         (0.70%)           270           --      2.20%      2.20%         47.29%               (1.70%)

(1)      Commenced Operations on July 28, 1997.
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Annualized for periods less than one year.
(4)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period

Financial Highlights
Per Share Data (For a Share Outstanding throughout each period)

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment     Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----

ASAF GABELLI
SMALL-CAP VALUE FUND**:
====================
Class A                               10/31/01      $ 10.58   $ (0.03)      $ 0.12      $ 0.09     $     --    $     --  $ (0.38)
                                      10/31/00         8.90       0.03        1.89        1.92           --          --    (0.24)
                                      10/31/99         8.85       0.02        0.06        0.08           --      (0.03)        --
                                      10/31/98        10.46       0.04      (1.62)      (1.58)           --      (0.03)        --
                                      10/31/97(1)     10.00       0.02        0.44        0.46           --          --        --

Class B                               10/31/01        10.46     (0.08)        0.11        0.03           --          --    (0.38)
                                      10/31/00         8.84     (0.02)        1.88        1.86           --          --    (0.24)
                                      10/31/99         8.80     (0.03)        0.07        0.04           --          --        --
                                      10/31/98        10.44     (0.02)      (1.61)      (1.63)           --      (0.01)        --
                                      10/31/97(1)     10.00         --        0.44        0.44           --          --        --

Class C                               10/31/01        10.45     (0.08)        0.11        0.03           --          --    (0.38)
                                      10/31/00         8.84     (0.02)        1.87        1.85           --          --    (0.24)
                                      10/31/99         8.80     (0.03)        0.07        0.04           --          --        --
                                      10/31/98        10.45     (0.02)      (1.62)      (1.64)           --      (0.01)        --
                                      10/31/97(1)     10.00         --        0.45        0.45           --          --        --

Class X                               10/31/01        10.47     (0.08)        0.10        0.02           --          --    (0.38)
                                      10/31/00         8.84     (0.02)        1.89        1.87           --          --    (0.24)
                                      10/31/99         8.80     (0.03)        0.07        0.04           --          --        --
                                      10/31/98        10.44     (0.02)      (1.61)      (1.63)           --      (0.01)        --
                                     10/31/97(1)      10.00         --        0.44        0.44           --          --        --

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
=======================
Class A                               10/31/01      $ 13.14     $ 0.21    $ (1.64)    $ (1.43)  $   (0.17)     $     --    $   --
                                      10/31/00        12.85       0.23        0.39        0.62      (0.20)           --    (0.13)
                                      10/31/99        10.89       0.19        1.89        2.08      (0.12)           --        --
                                      10/31/98         9.99       0.15        0.84        0.99      (0.09)           --        --
                                      10/31/97(1)     10.00       0.04      (0.05)      (0.01)          --           --        --

Class B                               10/31/01        13.10       0.15      (1.64)      (1.49)      (0.11)           --        --
                                      10/31/00        12.81       0.16        0.39        0.55      (0.13)           --    (0.13)
                                      10/31/99        10.86       0.12        1.88        2.00      (0.05)           --        --
                                      10/31/98         9.96       0.09        0.85        0.94      (0.04)           --        --
                                      10/31/97(1)     10.00       0.02      (0.06)      (0.04)          --           --        --

Class C                               10/31/01        13.10       0.15      (1.64)      (1.49)      (0.11)           --        --
                                      10/31/00        12.80       0.16        0.40        0.56      (0.13)           --    (0.13)
                                      10/31/99        10.87       0.11        1.87        1.98      (0.05)           --        --
                                      10/31/98         9.98       0.09        0.84        0.93      (0.04)           --        --
                                      10/31/97(1)     10.00       0.02      (0.04)      (0.02)          --           --        --

Class X                               10/31/01        13.09       0.15      (1.63)      (1.48)      (0.11)           --        --
                                      10/31/00        12.80       0.16        0.39        0.55      (0.13)           --    (0.13)
                                      10/31/99        10.85       0.11        1.89        2.00      (0.05)           --        --
                                      10/31/98         9.96       0.09        0.84        0.93      (0.04)           --        --
                                      10/31/97(1)     10.00       0.02      (0.06)      (0.04)          --           --        --

ASAF FEDERATED
HIGH YIELD BOND FUND:
====================
Class A                               10/31/01       $ 8.02     $ 0.75    $ (1.06)    $ (0.31)   $   (0.75)    $     --   $    --
                                      10/31/00         9.13       0.85      (1.11)      (0.26)       (0.85)          --        --
                                      10/31/99         9.38       0.80      (0.25)        0.55       (0.80)          --        --
                                      10/31/98         9.93       0.74      (0.55)        0.19       (0.74)          --        --
                                      10/31/97(1)     10.00       0.05      (0.07)      (0.02)       (0.05)          --        --

Class B                               10/31/01         8.02       0.71      (1.06)      (0.35)       (0.71)          --        --
                                      10/31/00         9.13       0.80      (1.11)      (0.31)       (0.80)          --        --
                                      10/31/99         9.39       0.75      (0.26)        0.49       (0.75)          --        --
                                      10/31/98         9.93       0.69      (0.54)        0.15       (0.69)          --        --
                                      10/31/97(1)     10.00       0.04      (0.07)      (0.03)       (0.04)          --        --

Class C                               10/31/01         8.02       0.71      (1.06)      (0.35)       (0.71)          --        --
                                      10/31/00         9.13       0.80      (1.11)      (0.31)       (0.80)          --        --
                                      10/31/99         9.38       0.75      (0.25)        0.50       (0.75)          --        --
                                      10/31/98         9.93       0.69      (0.55)        0.14       (0.69)          --        --
                                      10/31/97(1)     10.00       0.03      (0.07)      (0.04)       (0.03)          --        --

Class X                               10/31/01         8.01       0.71      (1.06)      (0.35)       (0.71)          --        --
                                      10/31/00         9.13       0.80      (1.12)      (0.32)       (0.80)          --        --
                                      10/31/99         9.39       0.75      (0.26)        0.49       (0.75)          --        --
                                      10/31/98         9.93       0.69      (0.54)        0.15       (0.69)          --        --
                                      10/31/97(1)     10.00       0.04      (0.07)      (0.03)       (0.04)          --        --

 ** Prior to September  11, 2000, T. Rowe Price  Associates,  Inc.  served as  Sub-advisor  to the ASAF Gabelli  Small-Cap
 Value Fund (formerly,  the ASAF T. Rowe Price Small Company Value Fund) GAMCO  Investors,  Inc. has served as Sub-advisor to the Fund since September 11, 2000.

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                   Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

   $  (0.38)    $  10.29         0.71%   $    36,357        72%      1.90%            1.90%          2.09%          (0.28%)
      (0.24)       10.58        21.99%        23,156        71%      1.81%            1.81%          2.21%            0.26%
      (0.03)        8.90         0.86%        10,881        35%      1.75%            1.75%          2.61%            0.17%
      (0.03)        8.85      (15.13%)         7,155         4%      1.75%            1.75%          3.51%            0.20%
          --       10.46         4.60%           383         --      1.75%            1.75%         54.47%            0.69%
      (0.38)       10.11         0.13%        69,831        72%      2.40%            2.40%          2.59%          (0.78%)
      (0.24)       10.46        21.45%        41,477        71%      2.31%            2.31%          2.71%          (0.22%)
          --        8.84         0.45%        23,890        35%      2.25%            2.25%          3.13%          (0.35%)
      (0.01)        8.80      (15.63%)        13,184         4%      2.25%            2.25%          4.03%          (0.30%)
          --       10.44         4.40%         1,155         --      2.25%            2.25%         30.14%            0.17%
      (0.38)       10.10         0.13%        32,808        72%      2.40%            2.40%          2.59%          (0.78%)
      (0.24)       10.45        21.34%        20,484        71%      2.31%            2.31%          2.71%          (0.22%)
          --        8.84         0.45%        13,164        35%      2.25%            2.25%          3.13%          (0.34%)
      (0.01)        8.80      (15.71%)         8,298         4%      2.25%            2.25%          3.97%          (0.32%)
          --       10.45         4.50%           335         --      2.25%            2.25%         33.60%            0.02%
      (0.38)       10.11         0.03%        22,817        72%      2.40%            2.40%          2.59%          (0.77%)
      (0.24)       10.47        21.57%        18,557        71%      2.31%            2.31%          2.70%          (0.22%)
          --        8.84         0.45%        13,947        35%      2.25%            2.25%          3.12%          (0.31%)
      (0.01)        8.80      (15.63%)        12,368         4%      2.25%            2.25%          4.00%          (0.32%)
          --       10.44         4.40%           640         --      2.25%            2.25%         22.43%            0.19%

    $   (0.17)   $   11.54    (10.96%)     $  37,523       122%     1.65%            1.65%           1.91%            1.71%
        (0.33)       13.14       4.87%        38,001       119%     1.64%            1.64%           1.91%            1.71%
        (0.12)       12.85      19.10%        24,443       104%     1.60%            1.60%           2.15%            1.44%
        (0.09)       10.89       9.93%         3,359        93%     1.60%            1.60%           4.32%            1.30%
            --        9.99     (0.10%)           257         2%     1.60%            1.60%          37.87%            1.56%
        (0.11)       11.50    (11.44%)        86,075       122%     2.15%            2.15%           2.41%            1.22%
        (0.26)       13.10       4.27%        93,323       119%     2.14%            2.14%           2.42%            1.21%
        (0.05)       12.81      18.46%        65,933       104%     2.10%            2.10%           2.67%            0.94%
        (0.04)       10.86       9.45%         8,272        93%     2.10%            2.10%           4.65%            0.80%
            --        9.96     (0.40%)           381         2%     2.10%            2.10%          29.90%            0.79%
        (0.11)       11.50    (11.44%)        32,294       122%     2.15%            2.15%           2.41%            1.22%
        (0.26)       13.10       4.35%        36,859       119%     2.14%            2.14%           2.42%            1.21%
        (0.05)       12.80      18.26%        20,769       104%     2.10%            2.10%           2.67%            0.92%
        (0.04)       10.87       9.33%         3,202        93%     2.10%            2.10%           4.77%            0.79%
            --        9.98     (0.20%)           215         2%     2.10%            2.10%          38.96%            0.78%
        (0.11)       11.50    (11.38%)        21,106       122%     2.15%            2.15%           2.41%            1.22%
        (0.26)       13.09       4.27%        23,269       119%     2.14%            2.14%           2.42%            1.20%
        (0.05)       12.80      18.48%        19,258       104%     2.10%            2.10%           2.67%            0.88%
        (0.04)       10.85       9.34%         7,164        93%     2.10%            2.10%           4.66%            0.79%
            --        9.96     (0.40%)           398         2%     2.10%            2.10%          26.66%            1.07%

    $   (0.75)    $   6.96     (4.10%)     $  26,426        31%     1.50%            1.50%            1.82%           9.77%
        (0.85)        8.02     (3.20%)        16,581        20%     1.50%            1.50%            1.78%           9.68%
        (0.80)        9.13       5.70%        16,079        18%     1.50%            1.50%            1.81%           8.26%
        (0.74)        9.38       1.67%         6,979        22%     1.50%            1.50%            2.90%           7.42%
        (0.05)        9.93     (0.23%)         2,154        11%     1.50%            1.50%           30.49%           4.76%
        (0.71)        6.96     (4.58%)        80,038        31%     2.00%            2.00%            2.33%           9.40%
        (0.80)        8.02     (3.68%)        73,413        20%     2.00%            2.00%            2.27%           9.14%
        (0.75)        9.13       5.05%        68,160        18%     2.00%            2.00%            2.31%           7.73%
        (0.69)        9.39       1.25%        20,495        22%     2.00%            2.00%            3.32%           6.90%
        (0.04)        9.93     (0.30%)           920        11%     2.00%            2.00%           30.22%           3.15%
        (0.71)        6.96     (4.58%)        16,599        31%     2.00%            2.00%            2.33%           9.33%
        (0.80)        8.02     (3.68%)        12,637        20%     2.00%            2.00%            2.27%           9.14%
        (0.75)        9.13       5.05%        13,205        18%     2.00%            2.00%            2.32%           7.74%
        (0.69)        9.38       1.26%         5,732        22%     2.00%            2.00%            3.41%           6.96%
        (0.03)        9.93     (0.36%)           206        11%     2.00%            2.00%           29.26%           3.55%
        (0.71)        6.95     (4.59%)        14,777        31%     2.00%            2.00%            2.34%           9.46%
        (0.80)        8.01     (3.80%)        16,953        20%     2.00%            2.00%            2.28%           9.16%
        (0.75)        9.13       5.06%        19,893        18%     2.00%            2.00%            2.32%           7.76%
        (0.69)        9.39       1.26%        12,402        22%     2.00%            2.00%            3.33%           6.96%
        (0.04)        9.93     (0.25%)           556        11%     2.00%            2.00%           30.95%           3.65%

(1)      Commenced operations on July 28, 1997.
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Annualized for periods less than one year.
(4)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
 Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment    Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----
ASAF ALLIANCE
GROWTH FUND*:
===========
Class A                               10/31/01      $ 15.92   $ (0.11)    $ (4.91)    $ (5.02)    $      --    $     --   $   (1.43)
                                      10/31/00        13.64     (0.20)        2.85        2.65           --          --       (0.37)
                                      10/31/99        10.44     (0.15)        3.35        3.20           --          --           --
                                      10/31/98(1)     10.00     (0.10)        0.54        0.44           --          --           --

Class B                               10/31/01        15.74     (0.16)      (4.85)      (5.01)           --          --       (1.43)
                                      10/31/00        13.55     (0.28)        2.84        2.56           --          --       (0.37)
                                      10/31/99        10.43     (0.21)        3.33        3.12           --          --           --
                                      10/31/98(1)     10.00     (0.14)        0.57        0.43           --          --           --

Class C                               10/31/01        15.69     (0.16)      (4.83)      (4.99)           --          --       (1.43)
                                      10/31/00        13.51     (0.28)        2.83        2.55           --          --       (0.37)
                                      10/31/99        10.40     (0.21)        3.32        3.11           --          --           --
                                      10/31/98(1)     10.00     (0.14)        0.54        0.40           --          --           --

Class X                               10/31/01        15.70     (0.16)      (4.83)      (4.99)           --          --       (1.43)
                                      10/31/00        13.51     (0.28)        2.84        2.56           --          --       (0.37)
                                      10/31/99        10.41     (0.21)        3.31        3.10           --          --           --
                                      10/31/98(1)     10.00     (0.14)        0.55        0.41           --          --           --

ASAF ALLIANCE
GROWTH AND INCOME FUND**:
======================
Class A                               10/31/01      $ 13.76     $   --    $ (0.94)    $ (0.94)    $      --    $     --   $   (0.59)
                                      10/31/00        12.33       0.04        1.39        1.43           --          --            -
                                      10/31/99        10.52       0.06        1.80        1.86       (0.01)      (0.04)           --
                                      10/31/98(1)     10.00       0.05        0.50        0.55       (0.03)          --           --

Class B                               10/31/01        13.69     (0.07)      (0.93)      (1.00)           --          --       (0.59)
                                      10/31/00        12.32     (0.02)        1.39        1.37           --          --           --
                                      10/31/99        10.53     (0.01)        1.81        1.80           --      (0.01)           --
                                      10/31/98(1)     10.00       0.01        0.52        0.53           --          --           --

Class C                               10/31/01        13.67     (0.07)      (0.92)      (0.99)           --          --       (0.59)
                                      10/31/00        12.31     (0.03)        1.39        1.36           --          --           --
                                      10/31/99        10.51     (0.01)        1.82        1.81           --      (0.01)           --
                                      10/31/98(1)     10.00       0.01        0.50        0.51           --          --           --

Class X                               10/31/01        13.66     (0.06)      (0.93)      (0.99)           --          --       (0.59)
                                      10/31/00        12.30     (0.02)        1.38        1.36           --          --           --
                                      10/31/99        10.52     (0.01)        1.80        1.79           --      (0.01)           --
                                      10/31/98(1)     10.00       0.01        0.51        0.52           --          --           --

ASAF JANUS
OVERSEAS GROWTH FUND:
====================
Class A                               10/31/01      $ 17.27   $ (0.13)    $ (6.67)    $ (6.80)   $   (0.57)    $     --    $      --
                                      10/31/00        14.06     (0.08)        3.29        3.21           --          --           --
                                      10/31/99        10.55     (0.09)        3.60        3.51           --          --           --
                                     10/31/98(1)      10.00       0.01        0.54        0.55           --          --           --

Class B                               10/31/01        17.03     (0.17)      (6.62)      (6.79)       (0.47)          --           --
                                      10/31/00        13.94     (0.17)        3.26        3.09           --          --           --
                                      10/31/99        10.51     (0.15)        3.58        3.43           --          --           --
                                      10/31/98(1)     10.00     (0.04)        0.55        0.51           --          --           --

Class C                               10/31/01        17.06     (0.18)      (6.62)      (6.80)       (0.47)          --           --
                                      10/31/00        13.96     (0.17)        3.27        3.10           --          --           --
                                      10/31/99        10.52     (0.15)        3.59        3.44           --          --           --
                                     10/31/98(1)      10.00     (0.04)        0.56        0.52           --          --           --

Class X                               10/31/01        17.03     (0.15)      (6.64)      (6.79)       (0.47)          --           --
                                      10/31/00        13.93     (0.18)        3.28        3.10           --          --           --
                                      10/31/99        10.50     (0.14)        3.57        3.43           --          --           --
                                     10/31/98(1)      10.00     (0.04)        0.54        0.50           --          --           --

* From December 31, 1998 to April 30, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the ASAF Alliance  Growth
Fund (formerly,  the ASAF Oppenheimer  Large-Cap Growth Fund).  Prior to December 31, 1998,  Robertson  Stephens & Company
Investment  Management,  L.P.  served  as  Sub-advisor  to the  Fund.  Alliance  Capital  Management  L.P.  has  served as
Sub-advisor to the Fund since May 1, 2000.
** Prior to May 1,  2000,  Lord,  Abbett  & Co.  served  as  Sub-advisor  to the ASAF  Alliance  Growth  and  Income  Fund
(formerly,  the ASAF Lord Abbett Growth and Income Fund).  Alliance  Capital  Management L.P. has served as Sub-advisor to the Fund since May 1, 2000.

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                                                  Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

    $   (1.43)   $   9.47    (33.79%)   $   30,153         103%       1.80%           1.80%         2.06%           (0.93%)
        (0.37)      15.92      19.38%       33,339         122%       1.78%           1.85%         1.98%           (1.18%)
            --      13.64      30.65%        9,271         320%       1.80%           1.80%         2.41%           (1.15%)
            --      10.44       4.40%        2,690         207%       1.80%           1.80%         4.29%           (1.12%)
        (1.43)       9.30    (34.02%)       55,216         103%       2.30%           2.30%         2.55%           (1.43%)
        (0.37)      15.74      18.84%       82,198         122%       2.28%           2.34%         2.47%           (1.67%)
            --      13.55      29.91%       29,219         320%       2.30%           2.30%         2.91%           (1.66%)
            --      10.43       4.30%        7,468         207%       2.30%           2.30%         4.77%           (1.62%)
        (1.43)       9.27    (34.00%)       21,705         103%       2.30%           2.30%         2.55%           (1.43%)
        (0.37)      15.69      18.82%       25,565         122%       2.28%           2.34%         2.47%           (1.67%)
            --      13.51      29.90%        7,371         320%       2.30%           2.30%         2.92%           (1.68%)
            --      10.40       4.00%        2,634         207%       2.30%           2.30%         4.67%           (1.62%)
        (1.43)       9.28    (33.98%)       15,003         103%       2.30%           2.30%         2.54%           (1.43%)
        (0.37)      15.70      18.89%       24,186         122%       2.28%           2.34%         2.45%           (1.65%)
            --      13.51      29.78%       13,212         320%       2.30%           2.30%         2.93%           (1.68%)
            --      10.41       4.10%         6,879        207%       2.30%           2.30%         4.77%           (1.62%)

    $   (0.59)   $  12.23     (7.16%)   $    66,446        128%       1.65%           1.65%         1.94%           (0.01%)
            --      13.76      11.60%        49,218        135%       1.62%           1.73%         2.09%             0.31%
        (0.05)      12.33      17.72%        28,123         47%       1.60%           1.63%         2.21%             0.39%
        (0.03)      10.52       5.48%         5,572         42%       1.60%           1.60%         3.57%             0.62%
        (0.59)      12.10     (7.65%)       152,314        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.69      11.12%       110,793        135%       2.12%           2.23%         2.59%           (0.19%)
        (0.01)      12.32      17.05%        66,009         47%       2.10%           2.13%         2.71%           (0.13%)
            --      10.53       5.32%        10,710         42%       2.10%           2.10%         4.06%             0.14%
        (0.59)      12.09     (7.59%)        64,103        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.67      11.05%        47,592        135%       2.12%           2.23%         2.59%           (0.20%)
        (0.01)      12.31      17.18%        23,210         47%       2.10%           2.13%         2.72%           (0.12%)
            --      10.51       5.12%         5,019         42%       2.10%           2.10%         4.01%             0.15%
        (0.59)      12.08     (7.60%)        36,297        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.66      11.06%        33,141        135%       2.12%           2.23%         2.60%           (0.18%)
        (0.01)      12.30      16.97%        24,369         47%       2.10%           2.13%         2.72%           (0.08%)
            --      10.52       5.22%        11,350         42%       2.10%           2.10%         3.98%             0.17%

    $   (0.57)   $   9.90    (40.46%)   $    57,798         69%       2.06%           2.06%         2.16%           (0.64%)
            --      17.27      22.92%       146,865         72%       1.91%           1.93%         2.03%           (0.39%)
            --      14.06      33.18%        61,082         71%       2.10%           2.12%         2.47%           (0.70%)
            --      10.55       5.50%         8,812        101%       2.10%           2.10%         4.12%             0.06%
        (0.47)       9.77    (40.78%)       106,979         69%       2.56%           2.56%         2.66%           (1.13%)
            --      17.03      22.25%       234,154         72%       2.41%           2.43%         2.53%           (0.87%)
            --      13.94      32.54%       105,965         71%       2.60%           2.62%         2.97%           (1.22%)
            --      10.51       5.10%        15,339        101%       2.60%           2.60%         4.58%           (0.44%)
        (0.47)       9.79    (40.76%)        56,063         69%       2.56%           2.56%         2.66%           (1.13%)
            --      17.06      22.29%       132,594         72%       2.41%           2.43%         2.53%           (0.86%)
            --      13.96      32.60%        54,101         71%       2.60%           2.62%         2.97%           (1.21%)
            --      10.52       5.20%         9,580        101%       2.60%           2.60%         4.58%           (0.45%)
        (0.47)       9.77    (40.79%)        27,923         69%       2.56%           2.56%         2.66%           (1.13%)
            --      17.03      22.34%        54,487         72%       2.41%           2.42%         2.53%           (0.90%)
            --      13.93      32.57%        34,002         71%       2.60%           2.62%         2.98%           (1.19%)
            --      10.50       5.00%        11,226        101%       2.60%           2.60%         4.60%           (0.41%)

(1)      Commenced operations on December 31, 1997.
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Annualized for periods less than one year.
(4)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
 Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment    Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----
ASAF MARSICO
CAPITAL GROWTH FUND:
===================-
Class A                              10/31/01        $ 15.96   $ (0.10)     $ (4.70)      (4.80)    $    --    $     --    $      --
                                     10/31/00          14.58     (0.10)         1.48        1.38         --          --           --
                                     10/31/99          10.13     (0.09)         4.55        4.46         --      (0.01)           --
                                     10/31/98(1)       10.00       0.01         0.12        0.13         --          --           --

Class B                              10/31/01          15.80     (0.17)       (4.64)      (4.81)         --          --           --
                                     10/31/00          14.51     (0.19)         1.48        1.29         --          --           --
                                     10/31/99          10.12     (0.16)         4.55        4.39         --          --           --
                                     10/31/98(1)       10.00         --         0.12        0.12         --          --           --

Class C                              10/31/01          15.78     (0.17)       (4.63)      (4.80)         --          --           --
                                     10/31/00          14.49     (0.18)         1.47        1.29         --          --           --
                                     10/31/99          10.11     (0.16)         4.54        4.38         --          --           --
                                     10/31/98(1)       10.00         --         0.11        0.11         --          --           --

Class X                              10/31/01          15.77     (0.17)       (4.63)      (4.80)         --          --           --
                                     10/31/00          14.48     (0.19)         1.48        1.29         --          --           --
                                     10/31/99          10.11     (0.15)         4.52        4.37         --          --           --
                                     10/31/98(1)       10.00         --         0.11        0.11         --          --           --

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
===================
Class A                              10/31/01        $ 24.04    $ 0.23)    $ (10.29)   $ (10.52)    $    --    $     --    $      --
                                     10/31/00          16.22     (0.28)         8.10        7.82         --          --           --
                                     10/31/99          11.81     (0.17)         4.73        4.56         --          --       (0.15)
                                     10/31/98(1)       10.00     (0.01)         1.82        1.81         --          --           --

Class B                              10/31/01          23.78     (0.31)      (10.17)     (10.48)         --          --           --
                                     10/31/00          16.12     (0.40)         8.06        7.66         --          --           --
                                     10/31/99          11.79     (0.25)         4.73        4.48         --          --       (0.15)
                                     10/31/98(1)       10.00     (0.01)         1.80        1.79         --          --           --

Class C                              10/31/01          23.79     (0.31)      (10.18)     (10.49)         --          --           --
                                     10/31/00          16.12     (0.40)         8.07        7.67         --          --           --
                                     10/31/99          11.79     (0.24)         4.72        4.48         --          --       (0.15)
                                     10/31/98(1)       10.00     (0.01)         1.80        1.79         --          --           --

Class X                              10/31/01          23.77     (0.31)      (10.17)     (10.48)         --          --           --
                                     10/31/00          16.12     (0.40)         8.05        7.65         --          --           --
                                     10/31/99          11.79     (0.25)         4.73        4.48         --          --       (0.15)
                                     10/31/98(1)       10.00     (0.01)         1.80        1.79         --          --           --

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
==================
Class A                              10/31/01        $ 14.65   $ (0.03)     $ (1.19)    $ (1.22)    $    --    $     --    $      --
                                     10/31/00          11.42     (0.05)         3.50        3.45         --          --       (0.22)
                                     10/31/99          10.23       0.03         1.19        1.22         --      (0.03)           --
                                     10/31/98(1)       10.00       0.02         0.21        0.23         --          --           --

Class B                              10/31/01          14.53     (0.11)       (1.17)      (1.28)         --          --       (0.08)
                                     10/31/00          11.38     (0.11)         3.48        3.37         --          --       (0.22)
                                     10/31/99          10.22     (0.05)         1.22        1.17         --      (0.01)           --
                                     10/31/98(1)       10.00       0.01         0.21        0.22         --          --           --

Class C                              10/31/01          14.53     (0.11)       (1.17)      (1.28)         --          --       (0.08)
                                     10/31/00          11.38     (0.11)         3.48        3.37         --          --       (0.22)
                                     10/31/99          10.22     (0.05)         1.22        1.17         --      (0.01)           --
                                     10/31/98(1)       10.00         --         0.22        0.22         --          --           --

Class X                              10/31/01          14.50    (0.11)       (1.17)      (1.28)         --          --       (0.08)
                                     10/31/00          11.36     (0.11)         3.47        3.36         --          --       (0.22)
                                     10/31/99          10.22     (0.05)         1.20        1.15         --      (0.01)           --
                                     10/31/98(1)       10.00       0.01         0.21        0.22         --          --           --

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                  Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

     $     --   $    11.16      (30.03%)   $   149,093          133%      1.80%          1.80%         1.94%            (0.76%)
           --        15.96         9.47%       232,611          108%      1.78%          1.78%         1.87%            (0.61%)
       (0.01)        14.58        44.18%       103,196          105%      1.75%          1.76%         2.03%            (0.69%)
           --        10.13         1.20%         7,037           67%      1.75%          1.75%         2.84%              0.72%
           --        10.99      (30.44%)       331,904          133%      2.30%          2.30%         2.44%            (1.26%)
           --        15.80         8.89%       534,179          108%      2.27%          2.28%         2.36%            (1.11%)
           --        14.51        43.52%       285,342          105%      2.25%          2.26%         2.53%            (1.20%)
           --        10.12         1.10%        17,994           67%      2.25%          2.25%         3.29%              0.25%
           --        10.98      (30.37%)       156,021          133%      2.30%          2.30%         2.44%            (1.26%)
           --        15.78         8.90%       249,913          108%      2.26%          2.28%         2.36%            (1.11%)
           --        14.49        43.32%       125,796          105%      2.25%          2.26%         2.53%            (1.19%)
           --        10.11         1.10%        11,012           67%      2.25%          2.25%         3.44%              0.24%
           --        10.97      (30.39%)        51,745          133%      2.30%          2.30%         2.44%            (1.26%)
           --        15.77         8.83%        79,187          108%      2.27%          2.28%         2.36%            (1.11%)
           --        14.48        43.47%        49,980          105%      2.25%          2.26%         2.53%            (1.18%)
           --        10.11         1.10%         5,746           67%      2.25%          2.25%         3.22%              0.20%

     $     --   $    13.52      (43.76%)   $    55,743          122%      1.85%          1.85%         2.00%            (1.33%)
           --        24.04        48.21%       105,924          109%      1.80%          1.82%         1.91%            (1.18%)
       (0.15)        16.22        38.83%        10,908          106%      1.75%          1.77%         2.65%            (1.17%)
           --        11.81        18.00%           587          122%      1.75%          1.75%         5.66%            (0.52%)
           --        13.30      (44.07%)       111,598          122%      2.35%          2.35%         2.51%            (1.83%)
           --        23.78        47.52%       195,520          109%      2.30%          2.31%         2.40%            (1.67%)
       (0.15)        16.12        38.21%        22,399          106%      2.25%          2.27%         3.14%            (1.68%)
           --        11.79        17.80%           991          122%      2.25%          2.25%        15.98%            (0.78%)
           --        13.30      (44.09%)        44,495          122%      2.35%          2.35%         2.51%            (1.83%)
           --        23.79        47.58%        75,916          109%      2.30%          2.31%         2.40%            (1.67%)
       (0.15)        16.12        38.09%         9,674          106%      2.25%          2.27%         3.17%            (1.68%)
           --        11.79        17.90%           903          122%      2.25%          2.25%        20.25%            (0.72%)
           --        13.29      (44.09%)        18,955          122%      2.35%          2.35%         2.51%            (1.83%)
           --        23.77        47.46%        32,363          109%      2.30%          2.31%         2.40%            (1.67%)
       (0.15)        16.12        38.09%         6,428          106%      2.25%          2.27%         3.19%            (1.69%)
           --        11.79        17.90%           509          122%      2.25%          2.25%        10.43%            (0.67%)

   $   (0.08)   $    13.35       (8.39%)   $    43,595          219%      1.85%          1.85%         1.91%            (0.24%)
       (0.22)        14.65        30.46%        27,571          196%      1.79%          1.87%         2.11%            (0.37%)
       (0.03)        11.42        12.06%         8,561          126%      1.75%          1.85%         2.76%              0.06%
           --        10.23         2.30%           717            3%      1.75%          1.75%         9.44%              0.87%
       (0.08)        13.17       (8.87%)        96,608          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.53        29.86%        57,561          196%      2.29%          2.37%         2.62%            (0.85%)
       (0.01)        11.38        11.57%        21,560          126%      2.25%          2.35%         3.29%            (0.44%)
           --        10.22         2.20%         1,886            3%      2.25%          2.25%         9.10%              0.47%
       (0.08)        13.17       (8.87%)        34,719          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.53        29.86%        22,114          196%      2.29%          2.36%         2.62%            (0.85%)
       (0.01)        11.38        11.57%         7,731          126%      2.25%          2.35%         3.32%            (0.45%)
           --        10.22         2.20%           997            3%      2.25%          2.25%        13.91%              0.26%
       (0.08)        13.14       (8.89%)        15,781          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.50        29.83%        10,565          196%      2.29%          2.36%         2.62%            (0.84%)
       (0.01)        11.36        11.38%         4,608          126%      2.25%          2.35%         3.35%            (0.46%)
           --        10.22         2.20%           295            3%      2.25%          2.25%        12.90%              0.34%

(1)      Commenced operations on August 19, 1998.
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Annualized for periods less than one year.
(4)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                            Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment     Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----
ASAF STRONG INTERNATIONAL
EQUITY FUND*
============
Class A                               10/31/01       $ 8.81    $ (0.02)   $ (2.69)    $ (2.71)     $     --     $     --    $     --
                                      10/31/00(1)     10.00       0.03      (1.22)      (1.19)           --           --          --

Class B                               10/31/01         8.78     (0.07)      (2.67)      (2.74)           --           --          --
                                      10/31/00(1)                10.00     (0.02)      (1.20)      (1.22)           --           --          --

Class C                               10/31/01         8.77     (0.06)      (2.69)      (2.75)           --           --          --
                                      10/31/00(1)     10.00     (0.01)      (1.22)      (1.23)           --           --          --

Class X                               10/31/01         8.79     (0.07)      (2.68)      (2.75)           --           --          --
                                      10/31/00(1)     10.00     (0.02)      (1.19)      (1.21)           --           --          --

ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND**:
======================
Class A                               10/31/01      $ 10.24     $ 0.02    $ (2.10)    $ (2.08)      $--†     $   --    $     --
                                      10/31/00(1)     10.00       0.03        0.21        0.24           --           --          --

Class B                               10/31/01        10.20     (0.02)      (2.09)      (2.11)           --           --      (0.01)
                                      10/31/00(1)     10.00     (0.03)        0.23        0.20           --           --          --

Class C                               10/31/01        10.20     (0.02)      (2.09)      (2.11)           --           --      (0.01)
                                      10/31/00(1)     10.00     (0.03)        0.23        0.20           --           --          --

Class X                               10/31/01        10.20     (0.02)      (2.11)      (2.13)           --           --      (0.01)
                                      10/31/00(1)     10.00     (0.03)        0.23        0.20           --           --          --

ASAF MFS GROWTH
WITH INCOME FUND:
================
Class A                               10/31/01      $ 10.73   $ (0.03)    $ (2.51)    $ (2.54)     $     --     $     --    $     --
                                      10/31/00(1)     10.00     (0.03)        0.76        0.73           --           --          --

Class B                               10/31/01        10.68     (0.07)      (2.49)      (2.56)           --           --          --
                                      10/31/00(1)     10.00     (0.07)        0.75        0.68           --           --          --

Class C                               10/31/01        10.67     (0.07)      (2.49)      (2.56)           --           --          --
                                      10/31/00(1)     10.00     (0.08)        0.75        0.67           --           --          --

Class X                               10/31/01        10.69     (0.07)      (2.50)      (2.57)           --           --          --
                                      10/31/00(1)     10.00     (0.08)        0.77        0.69           --           --          --

ASAF DeAM
SMALL-CAP GROWTH FUND***:
=====================
Class A                               10/31/01       $ 8.08   $ (0.07)    $ (3.42)    $ (3.49)     $     --     $     --    $     --
                                      10/31/00(2)     10.00     (0.06)      (1.86)      (1.92)           --           --          --

Class B                               10/31/01         8.04     (0.10)      (3.40)      (3.50)           --           --          --
                                      10/31/00(2)     10.00     (0.10)      (1.86)      (1.96)           --           --          --

Class C                               10/31/01         8.04     (0.10)      (3.39)      (3.49)           --           --          --
                                      10/31/00(2)     10.00     (0.10)      (1.86)      (1.96)           --           --          --

Class X                               10/31/01         8.05     (0.10)      (3.40)      (3.50)           --           --          --
                                      10/31/00(2)     10.00     (0.10)      (1.85)      (1.95)           --           --          --

ASAF ALGER
ALL-CAP GROWTH FUND:
===================-
Class A                               10/31/01       $ 9.45   $(0.03)    $ (2.94)    $ (2.97)   $   (0.02)     $     --    $     --
                                      10/31/00(3)                10.00         --      (0.55)      (0.55)           --           --          --

Class B                               10/31/01         9.44     (0.06)      (2.94)      (3.00)     --†           --          --
                                      10/31/00(3)     10.00     (0.01)      (0.55)      (0.56)           --           --          --

Class C                               10/31/01         9.45     (0.08)      (2.92)      (3.00)     --†           --          --
                                     10/31/00(3)      10.00     (0.01)      (0.54)      (0.55)           --           --          --

Class X                               10/31/01         9.44     (0.06)      (2.94)      (3.00)     --†           --          --
                                      10/31/00(3)     10.00     (0.01)      (0.55)      (0.56)           --           --          --

* Prior to  December  10, 2001 A I M Capital  Management,  Inc.  served as  Sub-advisor  to the ASAF Strong  International
Equity  Fund  (formerly  the  ASAF AIM  International  Equity  Fund).  Strong  Capital  Management,  Inc.  has  served  as
Sub-advisor to the Fund since December 10, 2001.
** Prior to May 1, 2000,  Bankers Trust Company  served as  Sub-advisor  to the ASAF Sanford  Bernstein  Managed Index 500
Fund  (formerly,  the ASAF Bankers Trust Managed Index 500 Fund).  Sanford C. Bernstein & Co. has served as Sub-advisor to the Fund since May 1, 2000.
*** Prior to December  10, 2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  to the ASAF DeAM  Small-Cap
Growth  Fund  (formerly,  the ASAF  Scudder  Small-Cap  Growth  Fund).  Deutsche  Asset  Management  Inc.  has  served  as
Sub-advisor since December 10, 2001.
†Amount represents less than a penny per share.

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                  Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

      $      --    $    6.10        (30.76%)    $   13,896        97%      2.10%          2.10%           2.63%         (0.25%)
             --         8.81        (11.90%)        12,696        74%      2.10%          2.20%           3.01%           0.32%
             --         6.04        (31.29%)        18,565        97%      2.60%          2.60%           3.14%         (0.97%)
             --         8.78        (12.20%)        17,900        74%      2.60%          2.70%           3.55%         (0.22%)
             --         6.02        (31.36%)        11,399        97%      2.60%          2.60%           3.12%         (0.89%)
             --         8.77        (12.30%)        12,120        74%      2.60%          2.70%           3.53%         (0.13%)
             --         6.04        (31.29%)         4,462        97%      2.60%          2.60%           3.15%         (0.97%)
             --         8.79        (12.10%)         3,866        74%      2.60%          2.70%           3.75%         (0.23%)

    $    (0.01)     $   8.15        (20.36%)   $  24,163          30%      1.50%          1.50%           1.86%           0.24%
             --        10.24           2.40%      19,437         107%      1.50%          1.54%           2.00%           0.30%
         (0.01)         8.08        (20.74%)      53,206          30%      2.00%          2.00%           2.36%         (0.27%)
             --        10.20           2.00%      34,025         107%      2.00%          2.04%           2.53%         (0.25%)
         (0.01)         8.08        (20.74%)      30,585          30%      2.00%          2.00%           2.35%         (0.26)%
             --        10.20           2.00%      25,239         107%      2.00%          2.04%           2.56%         (0.25%)
         (0.01)         8.06        (20.94%)       5,918          30%      2.00%          2.00%           2.36%         (0.26%)
             --        10.20           2.00%       4,959         107%      2.00%          2.04%           2.50%         (0.25%)

       $     --     $   8.19        (23.67%)   $  11,312          64%      1.80%          1.80%           2.43%         (0.27%)
             --        10.73           7.30%       7,301          65%      1.80%          1.80%           2.54%         (0.29%)
             --         8.12        (23.97%)      20,584          64%      2.30%          2.30%           2.91%         (0.77%)
             --        10.68           6.80%      16,156          65%      2.30%          2.30%           3.17%         (0.72%)
             --         8.11        (23.99%)       9,084          64%      2.30%          2.30%           2.93%         (0.77%)
             --        10.67           6.70%       6,681          65%      2.30%          2.30%           3.06%         (0.76%)
             --         8.12        (24.04%)       4,153          64%      2.30%          2.30%           2.91%         (0.77%)
             --        10.69           6.90%       3,487          65%      2.30%          2.30%           3.06%         (0.76%)

       $     --    $    4.59        (43.19%)   $  17,736         110%      1.80%          1.80%           2.65%         (1.28%)
             --         8.08        (19.20%)      17,172          61%      1.80%          1.80%           2.43%         (0.72%)
             --        54.54        (43.53%)      22,969         110%      2.30%          2.30%           3.13%         (1.75%)
             --         8.04        (19.60%)      27,872          61%      2.30%          2.30%           2.94%         (1.25%)
             --        54.55        (43.41%)      10,968         110%      2.30%          2.30%           3.13%         (1.76%)
             --         8.04        (19.60%)      14,676          61%      2.30%          2.30%           2.94%         (1.24%)
             --         4.55        (43.45%)       3,875         110%      2.30%          2.30%           3.13%         (1.76%)
             --         8.05        (19.50%)       4,499          61%      2.30%          2.30%           2.93%         (1.23%)

     $   (0.02)    $    6.46        (31.22%)    $  7,783          70%      1.85%          1.85%           2.57%         (0.59%)
             --         9.45         (5.50%)       3,790          15%      1.85%          1.85%           3.08%         (0.09%)
             --         6.44        (31.47%)      11,995          70%      2.35%          2.35%           3.10%         (1.13%)
             --         9.44         (5.60%)       4,232          15%      2.35%          2.35%           3.49%         (0.52%)
             --         6.45        (31.44%)       1,148          70%      2.35%          2.35%           3.10%         (1.13%)
             --         9.45         (5.50%)       4,734          15%      2.35%          2.35%           3.49%         (0.50%)
             --         6.44        (31.47%)       1,614          70%      2.35%          2.35%           3.13%         (1.16%)
             --         9.44         (5.60%)         389          15%      2.35%          2.35%           3.42%         (0.50%)

(1)      Commenced operations on November 1, 1999.
(2)      Commenced operations on March 1, 2000.
(3)      Commenced operations on September 11, 2000.
(4)      Total return for Class X shares does not reflect the payment of bonus shares.
(5)      Annualized for periods less than one year.
(6)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment    Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----

ASAF GABELLI
ALL-CAP VALUE FUND:
==================-
Class A                               10/31/01      $ 10.26     $ 0.03    $ (1.08)    $ (1.05)     $ (0.03)     $     --   $     --
                                      10/31/00(1)     10.00       0.01        0.25        0.26           --           --         --

Class B                               10/31/01        10.26     (0.04)      (1.07)      (1.11)       (0.01)           --         --
                                      10/31/00(1)     10.00       0.01        0.25        0.26           --           --         --

Class C                               10/31/01        10.25     (0.03)      (1.07)      (1.10)       (0.01)           --         --
                                      10/31/00(1)     10.00       0.01        0.24        0.25           --           --         --

Class X                               10/31/01        10.25     (0.03)      (1.08)      (1.11)       (0.01)           --         --
                                      10/31/00(1)     10.00       0.01        0.24        0.25           --           --         --

ASAF INVESCO
TECHNOLOGY FUND:
===============-
Class A                               10/31/01       $ 9.27   $ (0.05)    $ (6.03)    $ (6.08)     $ (0.01)     $     --  $--†
                                      10/31/00(1)     10.00         --      (0.73)      (0.73)           --           --         --

Class B                               10/31/01         9.25     (0.08)      (6.04)      (6.12)           --           --  $--†
                                      10/31/00(1)     10.00         --      (0.75)      (0.75)           --           --         --

Class C                               10/31/01         9.26     (0.08)      (6.04)      (6.12)           --           --  $--†
                                      10/31/00(1)     10.00         --      (0.74)      (0.74)           --           --         --

Class X                               10/31/01         9.25     (0.08)      (6.03)      (6.11)           --           --  $--†
                                      10/31/00(1)     10.00         --      (0.75)      (0.75)           --           --         --

ASAF JANUS
MID-CAP GROWTH FUND:
===================-
Class A                               10/31/01      $ 10.01   $ (0.06)    $ (5.90)    $ (5.96)     $ (0.01)     $     --    $     --
                                      10/31/00(1)     10.00       0.02      (0.01)        0.01           --           --          --

Class B                               10/31/01        10.00     (0.09)      (5.88)      (5.97)     --†          --           --
                                      10/31/00(1)     10.00       0.01      (0.01)          --           --           --          --

Class C                               10/31/01        10.01     (0.09)      (5.89)      (5.98)     --†           --          --
                                      10/31/00(1)     10.00       0.01          --        0.01           --           --          --

Class X                               10/31/01        10.00     (0.09)      (5.89)      (5.98)     --†           --          --
                                      10/31/00(1)     10.00       0.01      (0.01)          --           --           --          --

ASAF PROFUND
MANAGED OTC FUND*:
================
Class A                               10/31/01      $ 8.22   $ (0.05)    $ (5.64)    $ (5.69)     $     --     $     --     $     --
                                      10/31/00(1)    10.00     (0.01)      (1.77)      (1.78)           --           --           --

Class B                               10/31/01        8.22     (0.07)      (5.63)      (5.70)           --           --           --
                                      10/31/00(1)    10.00     (0.02)      (1.76)      (1.78)           --           --           --

Class C                               10/31/01        8.21     (0.07)      (5.63)      (5.70)           --           --           --
                                      10/31/00(1)    10.00     (0.02)      (1.77)      (1.79)           --           --           --

Class X                               10/31/01        8.21     (0.07)      (5.62)      (5.69)           --           --           --
                                      10/31/00(1)    10.00     (0.02)      (1.77)      (1.79)           --           --           --

ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND:
===================-
Class A                              10/31/01(2)   $ 10.00   $ (0.01)   $  (0.40)    $ (0.41)     $     --     $     --     $     --
Class B                              10/31/01(2)     10.00     (0.04)      (0.41)      (0.45)           --           --           --
Class C                              10/31/01(2)     10.00     (0.04)      (0.40)      (0.44)           --           --           --
Class X                              10/31/01(2)     10.00     (0.04)      (0.40)      (0.44)           --           --           --

ASAF INVESCO
HEALTH SCIENCES FUND:
====================-
Class A                              10/31/01(2)   $ 10.00   $ (0.08)      $ 1.43      $ 1.35     $     --     $     --     $     --
Class B                              10/31/01(2)     10.00     (0.11)        1.42        1.31           --           --           --
Class C                              10/31/01(2)     10.00     (0.12)        1.45        1.33           --           --           --
Class X                              10/31/01(2)     10.00     (0.11)        1.44        1.33           --           --           --

* Prior to March 1, 2001,  Rydex Global  Advisors  served as Sub-advisor to the ASAF ProFund  Managed OTC Fund  (formerly, the ASAF Rydex Managed OTC Fund). ProFund Advisors LLC has served as Sub-advisor to the Fund since March 1, 2001.
†Amount represents less than a penny a share.

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                  Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

       $ (0.03)   $   9.18      (10.25%)   $   16,579         84%       1.85%           1.85%          2.32%               0.08%
             --      10.26         2.60%        1,522          7%       1.85%           1.85%          4.99%               1.05%
         (0.01)       9.41      (10.78%)       29,676         84%       2.35%           2.35%          2.81%             (0.43%)
             --      10.26         2.60%        2,893          7%       2.35%           2.35%          4.98%               0.57%
         (0.01)       9.14      (10.69%)       19,876         84%       2.35%           2.35%          2.81%             (0.43%)
             --      10.25         2.50%        3,127          7%       2.35%           2.35%          5.21%               0.58%
         (0.01)       9.13      (10.79%)        4,498         84%       2.35%           2.35%          2.81%             (0.43%)
             --      10.25         2.50%          217          7%       2.35%           2.35%          4.80%               0.46%

       $ (0.01)     $ 3.18      (65.64%)    $   7,989         74%       1.90%           1.90%          2.90%             (1.21%)
             --       9.27       (7.30%)        4,910          4%       1.90%           1.90%          2.65%               0.19%
             --       3.13      (66.16%)       10,259         74%       2.40%           2.40%          3.30%             (1.67%)
             --       9.25       (7.50%)       11,811          4%       2.40%           2.40%          3.02%             (0.36%)
             --       3.14      (66.09%)        6,939         74%       2.40%           2.40%          3.31%             (1.68%)
             --       9.26       (7.40%)        7,384          4%       2.40%           2.40%          3.05%             (0.30%)
             --       3.14      (66.05%)        1,830         74%       2.40%           2.40%          3.44%             (1.71%)
             --       9.25       (7.50%)        1,003          4%       2.40%           2.40%          3.16%             (0.33%)

       $ (0.01)     $ 4.04      (59.56%)    $   6,012        188%       1.90%           1.90%          2.95%             (1.13%)
             --      10.01         0.10%        3,069          3%       1.90%           1.90%          2.96%               1.19%
             --       4.03      (59.68%)        9,098        188%       2.40%           2.40%          3.37%             (1.60%)
             --      10.00         0.00%        8,853          3%       2.40%           2.40%          3.32%               0.45%
             --       4.03      (59.72%)        4,687        188%       2.40%           2.40%          3.40%             (1.61%)
             --      10.01         0.10%        4,495          3%       2.40%           2.40%          3.49%               0.71%
             --       4.02      (59.78%)        1,174        188%       2.40%           2.40%          3.47%             (1.65%)
             --      10.00         0.00%          676          3%       2.40%           2.40%          3.39%               0.72%

         $   --     $ 2.53      (69.22%)     $  6,805         54%       1.75%           1.75%          2.59%             (1.42%)
             --       8.22      (17.80%)        7,052          1%       1.75%           1.75%          2.40%             (1.11%)
             --       2.52      (69.34%)       13,664         54%       2.25%           2.25%          3.13%             (1.92%)
             --       8.22      (17.80%)       12,048          1%       2.25%           2.25%          2.73%             (1.57%)
             --       2.51      (69.43%)        7,760         54%       2.25%           2.25%          3.14%             (1.93%)
             --       8.21      (17.90%)        6,927          1%       2.25%           2.25%          2.82%             (1.58%)
             --       2.52      (69.31%)        1,106         54%       2.25%           2.25%          3.23%             (1.94%)
             --       8.21      (17.90%)          835          1%       2.25%           2.25%          2.81%             (1.55%)

          $  --    $  9.59       (4.10%)     $  2,273         13%       1.85%           1.85%          4.12%             (0.17%)
             --       9.55       (4.50%)        4,139         13%       2.35%           2.35%          5.24%             (0.66%)
             --       9.56       (4.40%)        1,698         13%       2.35%           2.35%          5.43%             (0.66%)
             --       9.56       (4.40%)          903         13%       2.35%           2.35%          4.80%             (0.66%)

          $  --    $ 11.35        13.60%     $  3,971         35%       1.90%           1.90%          3.96%             (1.10%)
             --      11.31        13.10%        6,427         35%       2.40%           2.40%          4.75%             (1.54%)
             --      11.33        13.40%        2,659         35%       2.40%           2.40%          4.70%             (1.56%)
             --      11.33        13.40%        1,702         35%       2.40%           2.40%          5.49%             (1.48%)

(1)      Commenced operations on September 11, 2000.
(2)      Commenced operation on March 1, 2001.
(3)      Total return for Class X shares does not reflect the payment of bonus shares.
(4)      Annualized for periods less than one year.
(5)      Prior to 2001,  figures  includes  commissions  received  by the  Distributor  under the  Supplemental  Plans,  as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                      Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment    Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----

ASAF SANFORD BERNSTEIN
CORE VALUE FUND:
===============-
Class A                              10/31/01(1)    $ 10.00    $ 0.05    $ (0.28)    $ (0.23)     $     --      $     --    $    --
Class B                              10/31/01(1)      10.00      0.01      (0.27)      (0.26)           --            --         --
Class C                              10/31/01(1)      10.00      0.01      (0.28)      (0.27)           --            --         --
Class X                              10/31/01(1)      10.00      0.02      (0.29)      (0.27)           --            --         --

ASAF T. ROWE PRICE
TAX MANAGED FUND:
================-
Class A                              10/31/01(1)    $ 10.00  $ (0.05)    $ (0.95)    $ (1.00)     $     --      $     --   $     --
Class B                              10/31/01(1)      10.00    (0.08)      (0.94)      (1.02)           --            --         --
Class C                              10/31/01(1)      10.00    (0.08)      (0.94)      (1.02)           --            --         --
Class X                              10/31/01(1)      10.00    (0.08)      (0.95)      (1.03)           --            --         --

ASAF AMERICAN CENTURY
INTERNATIONAL GROWTH FUND*:
=========================
Class A                               10/31/01     $ 10.98   $ (0.04)    $ (3.68)    $ (3.72)     $     --      $     --   $     --
                                      10/31/00       10.99     (0.15)        0.14      (0.01)           --            --         --
                                      10/31/99        9.39     (0.01)        1.68        1.67           --        (0.07)         --
                                      10/31/98        8.93     (0.02)        0.48        0.46           --            --         --
                                      10/31/97(2)     9.74       0.01      (0.82)      (0.81)           --            --         --

Class B                               10/31/01       11.15     (0.10)      (3.72)      (3.82)           --            --         --
                                      10/31/00       11.22     (0.21)        0.14      (0.07)           --            --         --
                                      10/31/99        9.59     (0.08)        1.73        1.65           --        (0.02)         --
                                      10/31/98        9.16     (0.07)        0.50        0.43           --            --         --
                                      10/31/97(2)    10.00     (0.01)      (0.83)      (0.84)           --            --         --

Class C                               10/31/01       11.13     (0.09)      (3.73)      (3.82)           --            --         --
                                      10/31/00       11.21     (0.21)        0.13      (0.08)           --            --         --
                                      10/31/99        9.57     (0.08)        1.74        1.66           --        (0.02)         --
                                      10/31/98        9.16     (0.06)        0.47        0.41           --            --         --
                                      10/31/97(2)    10.00     (0.01)      (0.83)      (0.84)           --            --         --

Class X                               10/31/01       11.17     (0.10)      (3.73)      (3.83)           --            --         --
                                      10/31/00       11.25     (0.20)        0.12      (0.08)           --            --         --
                                      10/31/99        9.61     (0.09)        1.75        1.66           --        (0.02)         --
                                      10/31/98        9.18     (0.07)        0.50        0.43           --            --         --
                                      10/31/97(2)    10.00     (0.01)      (0.81)      (0.82)           --            --         --

ASAF JANUS
CAPITAL GROWTH FUND:
===================-
Class A                               10/31/01     $ 22.80     $ 0.01   $ (10.37)   $ (10.36)     $     --      $     --   $     --
                                      10/31/00       21.97     (0.11)        0.94        0.83           --            --         --
                                      10/31/99       14.41     (0.10)        7.66        7.56           --            --         --
                                      10/31/98       11.40     (0.01)        3.05        3.04       (0.02)        (0.01)         --
                                      10/31/97(2)    11.18       0.09        0.13        0.22           --            --         --

Class B                               10/31/01       20.14     (0.07)      (9.13)      (9.20)           --            --         --
                                      10/31/00       19.50     (0.21)        0.85        0.64           --            --         --
                                      10/31/99       12.87     (0.17)        6.80        6.63           --            --         --
                                      10/31/98       10.19     (0.08)        2.77        2.69       (0.01)            --         --
                                      10/31/97(2)    10.00       0.06        0.13        0.19           --            --         --

Class C                               10/31/01       20.10     (0.07)      (9.12)      (9.19)           --            --         --
                                      10/31/00       19.47     (0.21)        0.84        0.63           --            --         --
                                      10/31/99       12.85     (0.18)        6.80        6.62           --            --         --
                                      10/31/98       10.19     (0.08)        2.75        2.67       (0.01)            --         --
                                      10/31/97(2)    10.00       0.05        0.14        0.19           --            --         --

Class X                               10/31/01       20.17     (0.07)      (9.15)      (9.22)           --            --         --
                                      10/31/00       19.52     (0.22)        0.87        0.65           --            --         --
                                      10/31/99       12.88     (0.18)        6.82        6.64           --            --         --
                                      10/31/98       10.20     (0.09)        2.78        2.69       (0.01)            --         --
                                      10/31/97(2)    10.00       0.05        0.15        0.20           --            --         --

* Prior  to May 1,  2000,  T.  Rowe  Price  International,  Inc..  served  as  Sub-advisor  to the ASAF  American  Century
International  Growth Fund (formerly,  the ASAF T. Rowe Price  International  Equity Fund).  American  Century  Investment
Management, Inc. has served as Sub-advisor to the Fund since May 1, 2000.

                                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(5)
                          -------------------------------------  -----------------------------------------
                                                                                                                         Ratio of Net
                                                                                                                           Investment
                      Net Asset               Net Assets at  Portfolio       Net     After Expense   Before Expense  Income (Loss) to
          Total           Value        Total  End of Period  Turnover  Operating     Reimbursement    Reimbursement       Average Net
  Distributions   End of Period    Return(3)     (in 000's)   Rate(4)   Expenses     And Waiver(6)    And Waiver(6)         Assets(5)
  -------------   -------------    ---------     ----------   -------   --------     -------------    -------------         ---------

     $     --    $      9.77     (2.20%)     $     1,677       9%      1.70%            1.70%            3.95%              0.70%
           --           9.74     (2.60%)           3,867       9%      2.20%            2.20%            5.57%              0.22%
           --           9.73     (2.70%)           3,040       9%      2.20%            2.20%            4.73%              0.22%
           --           9.73     (2.70%)             514       9%      2.20%            2.20%            4.75%              0.23%

     $     --     $     9.00    (10.00%)      $      746      12%      1.80%            1.80%            8.94%            (0.75%)
           --           8.98    (10.20%)           1,237      12%      2.30%            2.30%            9.51%            (1.26%)
           --           8.98    (10.20%)             867      12%      2.30%            2.30%           11.19%            (1.24%)
           --           8.97    (10.30%)              33      12%      2.30%            2.30%           15.47%            (1.25%)

      $    --      $    7.26    (33.88%)     $    17,088     202%      2.14%            2.14%            2.64%            (0.37%)
           --          10.98     (0.09%)          20,109     165%      2.10%            2.10%            2.53%            (1.28%)
       (0.07)          10.99      17.82%           4,623      31%      2.10%            2.12%            3.36%            (0.28%)
           --           9.39       5.15%           1,685      20%      2.10%            2.10%            6.06%            (0.16%)
           --           8.93     (8.32%)             218       1%      2.10%            2.10%           51.87%              0.07%
           --           7.33    (34.26%)          23,795     202%      2.64%            2.64%            3.14%            (1.08%)
           --          11.15     (0.71%)          28,739     165%      2.60%            2.60%            3.01%            (1.76%)
       (0.02)          11.22      17.30%           9,257      31%      2.60%            2.62%            3.86%            (0.80%)
           --           9.59       4.69%           3,318      20%      2.60%            2.60%            6.50%            (0.70%)
           --           9.16     (8.40%)             390       1%      2.60%            2.60%           38.12%            (0.51%)
           --           7.31    (34.32%)          13,837     202%      2.64%            2.64%            3.14%            (1.01%)
           --          11.13     (0.71%)          16,225     165%      2.60%            2.60%            3.03%            (1.76%)
       (0.02)          11.21      17.33%           4,379      31%      2.60%            2.62%            3.90%            (0.83%)
           --           9.57       4.48%           2,282      20%      2.60%            2.60%            6.55%            (0.58%)
           --           9.16     (8.40%)             198       1%      2.60%            2.60%           33.95%            (0.53%)
           --           7.34    (34.29%)           6,901     202%      2.64%            2.64%            3.13%            (1.09%)
           --          11.17     (0.71%)           8,783     165%      2.60%            2.60%            2.97%            (1.64%)
       (0.02)          11.25      17.26%           6,727      31%      2.60%            2.62%            3.94%            (0.86%)
           --           9.61       4.68%           5,144      20%      2.60%            2.60%            6.54%            (0.68%)
           --           9.18     (8.20%)             756       1%      2.60%            2.60%           46.77%            (0.28%)

     $     --      $   12.44    (45.44%)     $   210,590      54%      1.75%            1.75%            1.98%              0.05%
           --          22.80       3.78%         463,777      32%      1.72%            1.72%            1.81%            (0.45%)
           --          21.97      52.46%         234,575      47%      1.70%            1.71%            2.00%            (0.49%)
       (0.03)          14.41      26.77%          24,558      77%      1.70%            1.70%            2.65%            (0.24%)
           --          11.40       1.97%             706      83%      1.70%            1.70%           26.77%              2.72%
           --          10.94    (45.68%)         556,811      54%      2.25%            2.25%            2.47%            (0.45%)
           --          20.14       3.28%       1,219,774      32%      2.22%            2.22%            2.31%            (0.95%)
           --          19.50      51.52%         684,778      47%      2.20%            2.21%            2.51%            (0.98%)
       (0.01)          12.87      26.40%          56,582      77%      2.20%            2.20%            3.14%            (0.74%)
           --          10.19       1.90%           1,718      83%      2.20%            2.20%           16.45%              2.27%
           --          10.91    (45.72%)         185,968      54%      2.25%            2.25%            2.47%            (0.45%)
           --          20.10       3.24%         421,207      32%      2.22%            2.22%            2.31%            (0.95%)
           --          19.47      51.52%         222,230      47%      2.20%            2.21%            2.50%            (0.99%)
       (0.01)          12.85      26.20%          21,710      77%      2.20%            2.20%            3.13%            (0.75%)
           --          10.19       1.90%             452      83%      2.20%            2.20%           15.78%              1.95%
           --          10.95    (45.71%)          82,210      54%      2.25%            2.25%            2.47%            (0.45%)
           --          20.17       3.33%         172,382      32%      2.22%            2.22%            2.31%            (0.96%)
           --          19.52      51.55%         133,655      47%      2.20%            2.21%            2.48%            (1.02%)
       (0.01)          12.88      26.37%          36,575      77%      2.20%            2.20%            3.16%            (0.76%)
           --          10.20       2.00%           1,474      83%      2.20%            2.20%           24.39%              2.05%

(1)      Commenced operations on March 1, 2001.
(2)      Calculated  from July 28,  1997  (Date of initial  shares  sold  subsequent  to the  effective  date of the Funds'
     registration statement under The Securities Act of 1933.)
(3)      Total return for Class X shares does not reflect the payment of bonus shares.
(4)      Portfolio  Turnover Rates for the ASAF American  Century  International  Growth Fund and ASAF Janus Capital Growth
     Fund represent Portfolio Turnover Rates for the corresponding Master Portfolios.
(5)      Annualized  for periods less than one year and  represents  the combined  ratios for the  respective  fund and its respective pro rata share of its Master Portfolio.
(6)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------               ------------------

                                                 Net Asset        Net  Net                                    In Excess
                                                     Value  Investment Realized &  Total from    From Net        of Net     From Net
                                     Period      Beginning     Income  Unrealized   Investment  Investment    Investment     Realized
                                     Ended       Of Period     (Loss)  Gain(Loss)   Operations      Income        Income       Gains
                                     -----       ---------     ------   ---------   ----------      ------        -----        -----

ASAF INVESCO EQUITY INCOME FUND:
===============================-
Class A                                 10/31/01      $ 14.51      $ 0.20    $ (2.41)    $ (2.21)   $ (0.19)     $     -    $   --
                                        10/31/00        13.66        0.22        1.03        1.25     (0.21)          --    (0.19)
                                        10/31/99        11.75        0.22        1.84        2.06     (0.15)          --        --
                                        10/31/98        10.45        0.22        1.20        1.42     (0.12)          --        --
                                        10/31/97(1)      9.98        0.14        0.33        0.47         --          --        --

Class B                                 10/31/01        14.55        0.13      (2.42)      (2.29)     (0.12)          --        --
                                        10/31/00        13.69        0.15        1.04        1.19     (0.14)          --    (0.19)
                                        10/31/99        11.77        0.14        1.87        2.01     (0.09)          --        --
                                        10/31/98        10.45        0.15        1.24        1.39     (0.07)          --        --
                                        10/31/97(1)     10.00        0.10        0.35        0.45         --          --        --

Class C                                 10/31/01        14.54        0.13      (2.42)      (2.29)     (0.12)          --        --
                                        10/31/00        13.68        0.15        1.04        1.19     (0.14)          --    (0.19)
                                        10/31/99        11.77        0.14        1.86        2.00     (0.09)          --        --
                                        10/31/98        10.46        0.15        1.23        1.38     (0.07)          --        --
                                        10/31/97(1)     10.00        0.10        0.36        0.46         --          --        --

Class X                                 10/31/01        14.53        0.14      (2.42)      (2.28)     (0.12)          --        --
                                        10/31/00        13.68        0.14        1.04        1.18     (0.14)          --    (0.19)
                                        10/31/99        11.76        0.13        1.88        2.01     (0.09)          --        --
                                        10/31/98        10.45        0.15        1.23        1.38     (0.07)          --        --
                                        10/31/97(1)     10.00        0.11        0.34        0.45         --          --        --

ASAF PIMCO TOTAL RETURN BOND FUND:
=================================-
Class A                                 10/31/01      $ 10.18      $ 0.48      $ 0.86      $ 1.34   $ (0.48)    $    --    $    --
                                        10/31/00        10.11        0.58        0.07        0.65     (0.58)         --         --
                                        10/31/99        10.79        0.60      (0.61)      (0.01)     (0.60)         --     (0.07)
                                        10/31/98        10.28        0.35        0.54        0.89     (0.38)         --         --
                                        10/31/97(1)     10.07        0.15        0.09        0.24     (0.03)         --         --

Class B                                 10/31/01        10.08        0.43        0.85        1.28     (0.43)         --         --
                                        10/31/00        10.01        0.53        0.07        0.60     (0.53)         --         --
                                        10/31/99        10.68        0.54      (0.60)      (0.06)     (0.54)         --     (0.07)
                                        10/31/98        10.16        0.31        0.53        0.84     (0.32)         --         --
                                        10/31/97(1)     10.00        0.10        0.09        0.19     (0.03)         --         --

Class C                                 10/31/01        10.08        0.43        0.85        1.28     (0.43)         --         --
                                        10/31/00        10.01        0.53        0.07        0.60     (0.53)         --         --
                                        10/31/99        10.67        0.54      (0.59)      (0.05)     (0.54)         --     (0.07)
                                        10/31/98        10.16        0.31        0.52        0.83     (0.32)         --         --
                                        10/31/97(1)     10.00        0.10        0.09        0.19     (0.03)         --         --

Class X                                 10/31/01        10.09        0.43        0.85        1.28     (0.43)         --         --
                                        10/31/00        10.02        0.53        0.07        0.60     (0.53)         --         --
                                        10/31/99        10.69        0.54      (0.60)      (0.06)     (0.54)         --     (0.07)
                                        10/31/98        10.17        0.34        0.50        0.84     (0.32)         --         --
                                        10/31/97(1)     10.00        0.09        0.10        0.19     (0.02)         --         --

ASAF MONEY MARKET FUND*:
======================
Class A                                 10/31/01       $ 1.00     $ 0.040      $   --     $ 0.040  $ 0.040)-    $    --  $--†
                                        10/31/00         1.00       0.048          --       0.048    (0.048)         --         --
                                        10/31/99         1.00       0.035          --       0.035    (0.035)         --         --
                                        10/31/98         1.00       0.039          --       0.039    (0.039)         --         --
                                        10/31/97(1)      1.00       0.009          --       0.009    (0.009)         --         --

Class B                                 10/31/01         1.00       0.030          --       0.030    (0.030)         --   --†
                                        10/31/00         1.00       0.043          --       0.043    (0.043)         --         --
                                        10/31/99         1.00       0.030          --       0.030    (0.030)         --         --
                                        10/31/98         1.00       0.033          --       0.033    (0.033)         --         --
                                        10/31/97(1)      1.00       0.007          --       0.007    (0.007)         --         --

Class C                                 10/31/01         1.00       0.030          --       0.030    (0.030)         --   --†
                                        10/31/00         1.00       0.043          --       0.043    (0.043)         --         --
                                        10/31/99         1.00       0.030          --       0.030    (0.030)         --         --
                                        10/31/98         1.00       0.034          --       0.034    (0.034)         --         --
                                        10/31/97(1)      1.00       0.007          --       0.007    (0.007)         --         --

Class X                                 10/31/01         1.00       0.030          --       0.030    (0.030)         --   --†
                                        10/31/00         1.00       0.043          --       0.043    (0.043)         --         --
                                        10/31/99         1.00       0.030          --       0.030    (0.030)         --         --
                                        10/31/98         1.00       0.034          --       0.034    (0.034)         --         --
                                        10/31/97(1)      1.00       0.008          --       0.008    (0.008)         --         --

*  Prior to September 22, 2001, J.P. Morgan Investment Management Inc. served as Sub-advisor to the ASAF Money Market
Fund (formerly, the ASAF JPM Money Market Fund).  Wells Capital Management, Inc. has served as Sub-advisor to the Fund since September 22, 2001.
†Amount represents less than a penny per share.

                                                              AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                    Ratios of Expenses
                                    Supplemental Data                           to Average Net Assets(3)
                            -------------------------------------      -----------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                  Net Asset                Net Assets at   Portfolio        Net  After Expense  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating  Reimbursement   Reimbursement        Average Net
 Distribution   End of Period    Return(2)     (in 000's)       Rate   Expenses   And Waiver(4)  And Waiver(4)          Assets(3)
 ------------       -------     --------      ----------        ----   --------   ------------   -------------          ---------

    $   (0.19)    $    12.11     (15.39%)   $   56,537          25%      1.67%          1.67%           1.71%              1.48%
        (0.40)         14.51        9.35%       54,424          63%      1.60%          1.64%           1.76%              1.51%
        (0.15)         13.66       17.60%       31,960          66%      1.55%          1.59%           1.91%              1.52%
        (0.12)         11.75       13.64%        8,911          70%      1.55%          1.55%           2.86%              1.72%
            --         10.45        4.71%          471          46%      1.55%          1.55%          29.14%              4.81%
        (0.12)         12.14     (15.82%)      139,634          25%      2.17%          2.17%           2.21%              0.98%
        (0.33)         14.55        8.86%      138,391          63%      2.10%          2.14%           2.26%              1.02%
        (0.09)         13.69       17.08%       79,962          66%      2.05%          2.09%           2.42%              1.02%
        (0.07)         11.77       13.30%       18,045          70%      2.05%          2.05%           3.38%              1.27%
            --         10.45        4.50%        1,408          46%      2.05%          2.05%          19.54%              3.68%
        (0.12)         12.13     (15.83%)       56,530          25%      2.17%          2.17%           2.21%              0.98%
        (0.33)         14.54        8.78%       56,401          63%      2.10%          2.14%           2.26%              1.02%
        (0.09)         13.68       17.08%       34,157          66%      2.05%          2.09%           2.41%              1.02%
        (0.07)         11.77       13.19%        8,362          70%      2.05%          2.05%           3.33%              1.27%
            --         10.46        4.60%          255          46%      2.05%          2.05%          20.89%              3.82%
        (0.12)         12.13     (15.77%)       37,635          25%      2.17%          2.17%           2.21%              0.99%
        (0.33)         14.53        8.79%       42,330          63%      2.10%          2.14%           2.26%              1.02%
        (0.09)         13.68       17.09%       33,884          66%      2.05%          2.09%           2.42%              0.99%
        (0.07)         11.76       13.21%       18,296          70%      2.05%          2.05%           3.35%              1.27%
            --         10.45        4.50%        1,174          46%      2.05%          2.05%          36.25%              4.05%

    $   (0.48)   $    11.04       13.49%   $    93,305         394%      1.50%          1.50%           1.54%             4.21%
        (0.58)        10.18        6.67%        34,799         464%      1.43%          1.43%           1.59%             5.61%
        (0.67)        10.11      (0.55%)        23,140         145%      1.40%          1.40%           1.73%             5.33%
        (0.38)        10.79        8.79%         6,034         418%      1.40%          1.40%           2.93%             4.76%
        (0.03)        10.28        2.39%            61          93%      1.40%          1.40%          66.92%             4.42%
        (0.43)        10.93       13.03%       217,344         394%      2.00%          2.00%           2.06%             3.90%
        (0.53)        10.08        6.16%       102,417         464%      1.94%          1.94%           2.11%             5.26%
        (0.61)        10.01      (1.02%)        83,936         145%      1.90%          1.90%           2.23%             4.82%
        (0.32)        10.68        8.36%        17,821         418%      1.90%          1.90%           3.58%             4.23%
        (0.03)        10.16        1.90%           547          93%      1.90%          1.90%          39.35%             4.13%
        (0.43)        10.93       13.04%        75,605         394%      2.00%          2.00%           2.06%             3.82%
        (0.53)        10.08        6.16%        27,548         464%      1.94%          1.94%           2.11%             5.26%
        (0.61)        10.01      (0.92%)        26,112         145%      1.90%          1.90%           2.24%             4.84%
        (0.32)        10.67        8.26%         8,743         418%      1.90%          1.90%           3.52%             4.27%
        (0.03)        10.16        1.93%           165          93%      1.90%          1.90%          33.68%             4.32%
        (0.43)        10.94       13.02%        32,044         394%      2.00%          2.00%           2.07%             3.98%
        (0.53)        10.09        6.16%        21,185         464%      1.94%          1.94%           2.11%             5.28%
        (0.61)        10.02      (1.00%)        19,574         145%      1.90%          1.90%           2.25%             4.86%
        (0.32)        10.69        8.35%        11,698         418%      1.90%          1.90%           3.68%             4.25%
        (0.02)        10.17        1.94%           410          93%      1.90%          1.90%          67.46%             3.94%

   $   (0.040)    $    1.00        3.61%   $   176,679          N/A      1.41%          1.41%           1.41%             3.55%
       (0.048)         1.00        4.85%       108,598          N/A      1.48%          1.48%           1.48%             5.03%
       (0.035)         1.00        3.57%        43,004          N/A      1.50%          1.50%           1.63%             3.56%
       (0.039)         1.00        3.94%         7,372          N/A      1.50%          1.50%           2.42%             3.90%
       (0.009)         1.00        0.92%           307          N/A      1.50%          1.50%          31.53%             3.34%
       (0.030)         1.00        3.09%       147,983          N/A      1.91%          1.91%           1.91%             2.78%
       (0.043)         1.00        4.33%        75,980          N/A      1.98%          1.98%           1.98%             4.27%
       (0.030)         1.00        3.05%        79,202          N/A      2.00%          2.00%           2.12%             3.04%
       (0.033)         1.00        3.39%        16,554          N/A      2.00%          2.00%           2.89%             3.30%
       (0.007)         1.00        0.75%           354          N/A      2.00%          2.00%          37.83%             2.98%
       (0.030)         1.00        3.09%        73,282          N/A      1.91%          1.91%           1.91%             2.95%
       (0.043)         1.00        4.33%        31,743          N/A      1.98%          1.98%           1.98%             4.43%
       (0.030)         1.00        3.06%        28,923          N/A      2.00%          2.00%           2.13%             3.07%
       (0.034)         1.00        3.42%         6,895          N/A      2.00%          2.00%           3.07%             3.40%
       (0.007)         1.00        0.71%           332          N/A      2.00%          2.00%          24.34%             2.85%
       (0.030)         1.00        3.09%        30,941          N/A      1.91%          1.91%           1.91%             2.95%
       (0.043)         1.00        4.33%        18,632          N/A      1.98%          1.98%           1.98%             4.16%
       (0.030)         1.00        3.06%        28,385          N/A      2.00%          2.00%           2.13%             3.06%
       (0.034)         1.00        3.42%        12,533          N/A      2.00%          2.00%           3.18%             3.42%
       (0.008)         1.00        0.77%           566          N/A      2.00%          2.00%          39.71%             2.97%

(1)      Calculated  from July 28,  1997  (Date of initial  shares  sold  subsequent  to the  effective  date of the Funds'
     registration statement under The Securities Act of 1933.)
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4)      Prior to 2001, figures include commissions  received by the Distributor under the Supplemental Plans, as described above under "How to Buy Shares - Distribution Plans."
(5)      Annualized  for periods less than one year and  represents  the combined  ratios for the  respective  fund and its respective pro rata share of its Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

                                        CERTAIN RISK FACTORS AND INVESTMENT METHODS

..........The following is a description  of certain  securities  and  investment  methods that the Funds and Portfolios may invest  in or use,  and  certain  of the  risks  associated  with such  securities  and  investment  methods.  The  primary investment  focus of each Fund and Portfolio is described above under  "Investment  Programs of the Funds," and an investor should refer to that section to obtain  information  about each Fund and Portfolio.  In general,  whether a particular Fund or Portfolio may invest in a specific type of security or use an investment  method is described  above or in the Company's
SAI under "Investment  Programs of the Funds." As noted below,  however,  certain risk factors and investment methods apply to all or most of the Funds or Portfolios.  Any reference to the "Funds" in the  discussion  below  generally  includes the
Non-Feeder Funds and Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the investment  objectives and policies of a Fund, a Fund may invest in securities and other  instruments  that are commonly  referred to as  "derivatives."  For  instance,  a Fund may purchase and write (sell)
call and put options on  securities,  securities  indices and foreign  currencies,  enter into  futures  contracts  and use options on futures  contracts,  and enter into swap agreements  with respect to foreign  currencies,  interest  rates,  and securities  indices.  In general,  derivative  instruments are securities or other  instruments whose value is derived from or related to the value of some other instrument or asset.

         There  are many  types of  derivatives  and many  different  ways to use them.  Some  derivatives  and  derivative strategies  involve  very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount invested in the  derivative.  A Fund may use  derivatives  to hedge against  changes in interest  rates,  foreign  currency exchange  rates or  securities  prices,  to  generate  income,  as a low cost method of gaining  exposure  to a  particular securities market without investing directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of derivative  instruments will not correspond  exactly with those of the investments from which they are derived.  Strategies involving  derivative  instruments  that are intended to reduce the risk of loss can also reduce the  opportunity for gain.
Furthermore,  regulatory  requirements  for a Fund to set aside assets to meet its obligations  with respect to derivatives may result in a Fund being  unable to purchase or sell  securities  when it would  otherwise be favorable to do so, or in a
Fund  needing  to sell  securities  at a  disadvantageous  time.  A Fund may also be unable  to close  out its  derivatives positions  when desired.  There is no assurance  that a Fund will engage in  derivative  transactions.  Certain  derivative instruments and some of their risks are described in more detail below.

         Options.  Most of the Funds (except for the ASAF MFS Growth with Income Fund,  the ASAF  Federated High Yield Bond
Fund,  and the ASMT Money Market  Portfolio)  may engage in at least some types of options  transactions.  The purchaser of an option on a security or currency  obtains the right to purchase  (in the case of a call  option) or sell (in the case of a put  option)  the  security  or currency at a  specified  price  within a limited  period of time.  Upon  exercise by the purchaser,  the writer  (seller) of the option has the  obligation to buy or sell the  underlying  security at the exercise price.  An option on a securities  index is similar to an option on an  individual  security,  except that the value of the option depends on the value of the securities comprising the index, and all settlements are made in cash.

         A Fund will pay a premium  to the party  writing  the option  when it  purchases  an  option.  In order for a call option purchased by a Fund to be profitable,  the market price of the underlying  security must rise sufficiently above the exercise price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable, the market price of the  underlying  security must decline  sufficiently  below the exercise price to cover the premium and other transaction costs.

         Generally,  the Funds will write call options only if they are covered (i.e.,  the Fund owns the security  subject to the option or has the right to acquire it without  additional  cost). By writing a call option,  a Fund assumes the risk that it may be  required  to  deliver  a  security  for a price  lower  than its  market  value at the time the  option  is exercised.  Effectively,  a Fund that writes a covered  call option  gives up the  opportunity  for gain above the exercise price should the market price of the  underlying  security  increase,  but retains the risk of loss should the price of the underlying  security  decline.  A Fund will write call options in order to obtain a return from the  premiums  received and will retain the  premiums  whether or not the options are  exercised,  which will help offset a decline in the market value of the underlying  securities.  A Fund that writes a put option likewise  receives a premium,  but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

         A Fund may sell an  option  that it has  previously  purchased  prior to the  purchase  or sale of the  underlying security.  Any such sale would  result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the option.  A Fund may  terminate  an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related Options.  Each Fund (except the ASAF Neuberger Berman Mid-Cap Growth Fund, the ASAF
Neuberger  Berman Mid-Cap Value Fund, the ASMT INVESCO  Equity Income  Portfolio,  the ASAF Federated High Yield Bond Fund,
and the ASMT Money Market  Portfolio)  may enter into  financial  futures  contracts and related  options.  The seller of a futures  contract  agrees to sell the  securities  or currency  called for in the  contract and the buyer agrees to buy the securities  or  currency at a specified  price at a  specified  future  time.  Financial  futures  contracts  may relate to securities  indices,  interest  rates or foreign  currencies.  Futures  contracts  are  usually  settled  through  net cash payments  rather than through actual  delivery of the securities  underlying the contract.  For instance,  in a stock index futures  contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value when the contract  expires and the price  specified in the contract.  A
Fund may use futures  contracts to hedge  against  movements in  securities  prices,  interest  rates or currency  exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the  purchaser  the right,  in return for the  premium  paid,  to assume a position in the  contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is required upon exercise to assume the opposite position.

         Pursuant to regulations of the Commodity Futures Trading Commission ("CFTC"), no Fund will:

         (i)      purchase or sell futures or options on futures  contracts or stock  indices for purposes  other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the initial  margin  deposits  and premiums required to establish  positions in futures  contracts and related  options that do not fall within the  definition of bona fide hedging transactions would exceed 5% of the fair market value of each Fund's net assets; and

         (ii)     enter into any futures  contracts if the aggregate amount of that Fund's  commitments  under  outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a Fund's  performance.  Successful  use of these  strategies  requires  the ability to predict  future  movements in securities  prices,  interest  rates,  currency  exchange  rates,  and other economic  factors.  If a Sub-advisor  seeks to protect a Fund against  potential adverse movements in the relevant  financial  markets using these  instruments,  and such markets  do not  move in the  predicted  direction,  the  Fund  could  be left in a less  favorable  position  than if such strategies had not been used. A Fund's  potential  losses from the use of futures extends beyond its initial  investment in such contracts.

         Among the other  risks  inherent  in the use of options  and  futures  are (a) the risk of  imperfect  correlation between the price of options and futures and the prices of the  securities  or  currencies  to which they  relate,  (b) the fact that skills needed to use these  strategies  are different  from those needed to select  portfolio  securities and (c)
the possible need to defer  closing out certain  positions to avoid  adverse tax  consequences.  With respect to options on stock  indices and stock index  futures,  the risk of  imperfect  correlation  increases  the more the holdings of the Fund differ from the  composition of the relevant  index.  These  instruments  may not have a liquid  secondary  market.  Option positions  established in the over-the-counter  market may be particularly  illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities of foreign  issuers may involve risks that are not present with domestic  investments.
While investments in foreign  securities can reduce risk by providing  further  diversification,  such investments  involve
"sovereign  risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign risks includes local political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency  blockage  (which would  prevent cash from being  brought back to the United  States).  Compared to
United States issuers,  there is generally less publicly available  information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject  to  uniform  accounting,  auditing  and  financial  reporting  standards,  practices  and  requirements comparable  to  those  applicable  to  domestic  issuers.  In  some  countries,  there  may  also  be  the  possibility  of expropriation or confiscatory  taxation,  difficulty in enforcing  contractual and other  obligations,  political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities  of some  foreign  issuers  are less  liquid and their  prices are more  volatile  than  securities  of comparable  domestic issuers.  Further,  it may be more difficult for the Company's agents to keep currently informed about corporate  actions and  decisions  that may affect the price of  portfolio  securities.  Brokerage  commissions  on foreign securities  exchanges,  which may be fixed,  may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less  frequent or less  reliable  than in the United  States,  which could affect the  liquidity of investments.

         American  Depositary  Receipts  ("ADRs"),  European  Depositary  Receipts  ("EDRs"),  Global  Depositary  Receipts
("GDRs"), and International  Depositary Receipts ("IDRs").  ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank  evidencing  its ownership of a security of a foreign  issuer.  ADRs  generally are publicly  traded in the
United  States.  ADRs are  subject  to many of the  same  risks as  direct  investments  in  foreign  securities,  although ownership of ADRs may reduce or eliminate  certain risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts  similar to ADRs that typically trade in countries other than the
United States.

         Depositary receipts may be issued as sponsored or unsponsored  programs.  In sponsored programs,  the issuer makes arrangements  to have its  securities  traded as  depositary  receipts.  In  unsponsored  programs,  the  issuer may not be directly  involved in the program.  Although  regulatory  requirements  with respect to sponsored and unsponsored  programs are generally similar,  the issuers of unsponsored  depositary receipts are not obligated to disclose material  information in the United  States and,  therefore,  the import of such  information  may not be  reflected  in the market value of such securities.

         Developing  Countries.  Although  none of the Funds  invest  primarily  in  securities  of issuers  in  developing countries,  many of the Funds may  invest in these  securities  to some  degree.  Many of the risks  described  above  with respect to investing in foreign issuers are accentuated  when the issuers are located in developing  countries.  Developing countries may be  politically  and/or  economically  unstable,  and the securities  markets in those  countries may be less liquid or subject to inadequate  government  regulation and supervision.  Securities of issuers in developing countries may be  more  volatile  and,  in the  case of debt  securities,  more  uncertain  as to  payment  of  interest  and  principal.
Investments  in  developing  countries  may  include  securities  created  through  the Brady  Plan,  under  which  certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign securities may be denominated in foreign currencies.  The value of a Fund's  investments  denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and exchange  control  regulations.  A Fund's share price and the amounts it  distributes  to  shareholders  in dividends  may, therefore,  also be  affected by changes in  currency  exchange  rates.  Foreign  currency  exchange  rates  generally  are determined by the forces of supply and demand in foreign  exchange  markets,  including  perceptions of the relative merits of investment in different  countries,  actual or perceived  changes in interest rates or other complex  factors.  Currency exchange  rates also can be affected  unpredictably  by the  intervention  or the failure to  intervene  by U.S. or foreign governments or central banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a
Fund may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Fund that invests in securities  denominated in foreign currencies will need to engage in foreign  currency  exchange  transactions.  Such  transactions  may occur on a "spot" basis at the exchange  rate prevailing  at the time of the  transaction.  Alternatively,  a fund may  enter  into  forward  foreign  currency  exchange contracts.  A forward contract  involves an obligation to purchase or sell a specified  currency at a specified future date at a price set at the time of the  contract.  A Fund may  enter  into a  forward  contract  when it wishes to "lock in" the
U.S.  dollar  price of a security it expects to or is  obligated  to purchase or sell in the future.  This  practice may be referred to as "transaction  hedging." In addition,  when a Fund's  Sub-advisor  believes that the currency of a particular country  may  suffer or enjoy a  significant  movement  compared  to  another  currency,  the Fund may enter into a forward contract to sell or buy the first foreign  currency (or a currency that acts as a proxy for such  currency).  This practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Fund will enter into a forward  contract if it would be  obligated  to sell an amount of  foreign  currency  in excess of the value of the  Fund's  securities  or other  assets denominated  in that currency,  or will sell an amount of proxy  currency in excess of the value of securities  denominated in the related  currency.  The effect of entering into a forward  contract on a Fund share price will be similar to selling securities  denominated in one currency and purchasing securities  denominated in another.  Although a forward contract may reduce a Fund's  losses on securities  denominated  in foreign  currency,  it may also reduce the potential for gain on the securities  if the  currency's  value moves in a  direction  not  anticipated  by the  Sub-advisor.  In  addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

          Stocks  represent  shares of ownership in a company.  Generally,  preferred  stock has a specified  dividend and ranks after  bonds and before  common  stocks in its claim on the  company's  income for  purposes  of  receiving  dividend payments and on the company's assets in the event of liquidation.  (Some of the Sub-advisors  consider  preferred stocks to be equity  securities for purposes of the various Funds' investment  policies and restrictions,  while others consider them fixed income  securities.) After other claims are satisfied,  common  stockholders  participate in company profits on a pro rata basis;  profits may be paid out in dividends or  reinvested  in the company to help it grow.  Increases  and decreases in earnings are usually  reflected in a company's  stock price, so common stocks  generally have the greatest  appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Funds,  including the Funds that invest primarily in equity  securities,  may invest to some degree in bonds,  notes,  debentures and other  obligations of corporations  and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit  risk and  market  risk.  Credit  risk  relates to the  ability of the issuer to meet interest  and  principal  payments  as they come due.  The  ratings  given a security by Moody's  Investors  Service,  Inc.
("Moody's")  and Standard & Poor's  Corporation  ("S&P"),  which are  described in detail in the Appendix to the  Company's
SAI,  provide a generally  useful  guide as to such  credit  risk.  The lower the  rating,  the greater the credit risk the rating  service  perceives  to exist with  respect  to the  security.  Increasing  the amount of Fund  assets  invested  in lower-rated  securities  generally  will  increase the Fund's  income,  but also will increase the credit risk to which the
Fund is subject.  Market risk relates to the fact that the prices of fixed  income  securities  generally  will be affected by changes in the level of interest  rates in the  markets  generally.  An  increase in interest  rates will tend to reduce the prices of such  securities,  while a decline in interest  rates will tend to increase  their  prices.  In general,  the longer the  maturity or duration of a fixed income  security,  the more its value will  fluctuate  with changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield  bonds  (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization  (for example,  lower than Baa by Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the  Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject  to greater  credit  risk than  higher-rated  bonds.  In  addition,  the market for  lower-rated  bonds may be thinner and less active than the market for higher-rated  bonds, and the prices of lower-rated  high-yield bonds may fluctuate more than the prices  of  higher-rated  bonds,  particularly  in times of  market  stress.  Because  the risk of  default  is  higher  in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very important  ingredients in the selection of these bonds. In addition,  the exercise by an issuer of redemption or call  provisions  that are common in lower-rated  bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories are frequently  referred to as "investment  grade."  However, bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities are securities  representing  interests in "pools" of mortgage loans on residential or commercial  real  property  and that  generally  provide for monthly  payments of both  interest and  principal,  in effect
"passing  through" monthly payments made by the individual  borrowers on the mortgage loans (net of fees paid to the issuer or  guarantor  of the  securities).  Mortgage-backed  securities  are  frequently  issued by U.S.  Government  agencies  or
Government-sponsored  enterprises,  and  payments of interest  and  principal  on these  securities  (but not their  market prices) may be  guaranteed  by the full faith and credit of the U.S.  Government or by the agency only, or may be supported by the issuer's ability to borrow from the U.S. Treasury.  Mortgage-backed  securities created by non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income  securities,  the value of a mortgage-backed security will generally decline when interest rates  rise.  However,  when  interest  rates are  declining,  their value may not  increase as much as other  fixed-income securities,  because early  repayments of principal on the underlying  mortgages  (arising,  for example,  from sale of the underlying  property,  refinancing,  or foreclosure) may serve to reduce the remaining life of the security.  If a security has been  purchased at a premium,  the value of the premium would be lost in the event of  prepayment.  Prepayments on some mortgage-backed  securities may  necessitate  that a Fund find other  investments,  which,  because of  intervening  market changes,  will often  offer a lower  rate of return.  In  addition,  the  mortgage  securities  market may be  particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are a type of  mortgage-backed  security  that are  typically issued in  multiple  series  with each series  having a  different  maturity.  Principal  and  interest  payments  from the underlying  collateral  are first  used to pay the  principal  on the  series  with the  shortest  maturity;  in turn,  the remaining  series  are  paid in  order  of  their  maturities.  Therefore,  depending  on the  type of CMOs in which a Fund invests, the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage-backed  securities that have been divided into interest and principal  components.  "IOs" (interest only securities)  receive the interest payments on the underlying  mortgages while "POs" (principal only  securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are  extremely  sensitive  to the rate of principal  payments  (including  prepayments)  on the underlying mortgage loans. If the underlying  mortgages experience higher than anticipated  prepayments,  an investor in an
IO class of a stripped  mortgage-backed  security may fail to recoup fully its initial investment,  even if the IO class is highly rated or is derived from a security  guaranteed  by the U.S.  Government.  Conversely,  if the  underlying  mortgage assets  experience slower than anticipated  prepayments,  the price on a PO class will be affected more severely than would be the case with a traditional  mortgage-backed security.  Unlike other fixed-income and other mortgage-backed  securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually  are  similar to  mortgage-backed  securities,  but they are secured by and payable  from  payments on assets such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The credit quality of these  securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition,  asset-backed  securities  involve  prepayment  risks that are similar in nature to those of mortgage-backed securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Funds may invest in convertible  securities.  Convertible  securities are bonds, notes,  debentures and preferred stocks that may be converted into or exchanged for shares of common stock.  Many  convertible  securities are rated below  investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's  balance  sheet.  Convertible  securities  generally  participate  in  the  appreciation  or  depreciation  of the underlying  stock  into  which  they are  convertible,  but to a lesser  degree.  Frequently,  convertible  securities  are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the  warrants.  The  value of  warrants  may  fluctuate  more  than  the  value of the  securities  underlying  the warrants.  A warrant will expire  without value if the rights under such warrant are not exercised  prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Funds (other than the ASAF Founders  International  Small  Capitalization  Fund, ASAF Neuberger Berman Mid-Cap
Growth Fund,  ASAF Neuberger  Berman Mid-Cap Value Fund,  ASAF Alger All-Cap Growth Fund,  ASAF Alliance  Growth Fund, ASAF
Alliance/Bernstein  Growth + Value Fund, ASAF Sanford  Bernstein Core Value Fund, ASAF Sanford  Bernstein Managed Index 500
Fund and ASAF  Alliance  Growth and Income Fund) may purchase  securities  on a  when-issued,  delayed-delivery  or forward commitment  basis.  These  transactions  generally involve the purchase of a security with payment and delivery due at some time in the future.  A Fund does not earn interest on such securities  until  settlement and bears the risk of market value fluctuations  in between the purchase and  settlement  dates.  If the seller fails to complete the sale,  the Fund may lose the  opportunity  to obtain a  favorable  price and  yield.  While the Funds  will  generally  engage in such  when-issued, delayed-delivery  or forward  commitment  transactions  with the intent of actually  acquiring the  securities,  a Fund may sometimes  sell such a security prior to the  settlement  date.  The ASMT Money Market  Portfolio will not enter into these commitments if they would exceed 15% of the value of the Fund's total assets less its  liabilities  other than  liabilities created by these commitments.

         Certain Funds may also sell securities on a  delayed-delivery  or forward  commitment  basis. If the Fund does so, it will not  participate in future gains or losses on the security.  If the other party to such a transaction  fails to pay for the securities, the Fund could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines  adopted by the  Directors of the Company or Trustees of the Trust,  each Fund may invest up to 15% of its net assets in illiquid  securities  (except for the ASMT Money Market  Portfolio,  which is limited to 10% of its net assets,  and the ASAF  Alliance/Bernstein  Growth + Value Fund,  ASAF  Sanford  Bernstein  Core Value Fund and ASAF
Sanford  Bernstein Managed Index 500 Fund, which is limited to 5% of its net assets).  Illiquid  securities are those that, because of the absence of a readily  available  market or due to legal or  contractual  restrictions  on resale,  cannot be sold within  seven days in the  ordinary  course of business at  approximately  the amount at which the Fund has valued the investment.  Therefore,  a Fund may find it difficult to sell illiquid  securities at the time considered most advantageous by its  Sub-advisor  and may incur  expenses  that  would  not be  incurred  in the sale of  securities  that  were  freely marketable.

         Certain  securities that would  otherwise be considered  illiquid  because of legal  restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the  Securities Act of 1933.  These
Rule  144A  securities,  and  well as  commercial  paper  that is sold in  private  placements  under  Section  4(2) of the
Securities  Act,  may be deemed  liquid by the Fund's  Sub-advisor  under the  guidelines  adopted by the  Directors of the
Company.  However,  the liquidity of a Fund's  investments  in Rule 144A  securities  could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Fund may enter into repurchase  agreements.  Repurchase agreements are agreements by which a Fund purchases a security  and obtains a  simultaneous  commitment  from the seller to  repurchase  the security at an agreed upon price and date.  The resale  price is in excess of the  purchase  price and  reflects an agreed upon  market  rate  unrelated  to the coupon rate on the purchased  security.  Repurchase  agreements must be fully  collateralized  and can be entered into only with  well-established  banks  and  broker-dealers  that have  been  deemed  creditworthy  by the  Sub-advisor.  Repurchase transactions are intended to be short-term  transactions,  usually with the seller repurchasing the securities within seven days.  Repurchase agreements that mature in more than seven days are subject to a Fund's limit on illiquid securities.

         A Fund that enters into a repurchase  agreement  may lose money in the event that the other party  defaults on its obligation  and the Fund is delayed or prevented from  disposing of the  collateral.  A Fund also might incur a loss if the value of the  collateral  declines,  and it might incur costs in selling the collateral or asserting its legal rights under the  agreement.  If a defaulting  seller filed for  bankruptcy or became  insolvent,  disposition  of  collateral  might be delayed pending court action.

         The ASAF  Neuberger  Berman  Mid-Cap  Growth  Fund will not invest  more than 25% of its net assets in  repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain Funds  (specifically,  the ASAF Strong International Equity Fund, the ASAF Janus Overseas Growth Fund, the
ASAF PBHG Small-Cap  Growth Fund,  the ASAF Janus Mid-Cap  Growth Fund, the ASAF Neuberger  Berman Mid-Cap Growth Fund, the
ASAF Neuberger  Berman Mid-Cap Value Fund, the ASAF Marsico  Capital Growth Fund, the ASMT Janus Capital Growth  Portfolio,
the ASAF T. Rowe Price Tax Managed Fund, the ASMT PIMCO Total Return Bond Portfolio,  and the ASMT Money Market  Portfolio)
may enter into reverse repurchase  agreements.  In a reverse repurchase agreement,  a Fund sells a portfolio instrument and agrees to  repurchase  it at an agreed upon date and price,  which  reflects an  effective  interest  rate.  It may also be viewed as a borrowing of money by the Fund and, like borrowing  money,  may increase  fluctuations in a Fund's share price.
When entering  into a reverse  repurchase  agreement,  a Fund must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

..........Each Fund may borrow  money from  banks.  Each  Fund's  borrowings  are  limited  so that  immediately  after such borrowing the value of the Fund's assets  (including  borrowings)  less its  liabilities  (not including  borrowings) is at least  three  times the amount of the  borrowings.  Should a Fund,  for any reason,  have  borrowings  that do not meet the above test,  such Fund must reduce such  borrowings so as to meet the necessary test within three  business  days.  Certain
Funds (the ASAF Founders  International  Small  Capitalization  Fund, the ASAF Strong  International  Equity Fund, the ASAF
Gabelli  Small-Cap  Value Fund,  the ASAF Neuberger  Berman  Mid-Cap  Growth Fund, the ASAF Neuberger  Berman Mid-Cap Value
Fund,  the ASAF Gabelli  All-Cap Value Fund, the ASAF T. Price Tax Managed Fund and the ASMT Money Market  Portfolio)  will not purchase  securities  when  outstanding  borrowings  are greater than 5% of the Fund's total assets.  If a Fund borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

Each  Fund  may  lend  securities  with a value  of up to 33 1/3% of its  total  assets  to  broker-dealers,  institutional investors,  or others for the purpose of realizing  additional  income.  Voting rights on loaned securities  typically pass to the borrower,  although a Fund has the right to terminate a securities  loan,  usually  within three  business  days, in order to vote on  significant  matters  or for other  reasons.  All  securities  loans  will be  collateralized  by cash or securities  issued or guaranteed by the U.S.  Government or its agencies at least equal in value to the market value of the loaned  securities.  Nonetheless,  lending  securities  involves  certain  risks,  including the risk that the Fund will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made  arrangements with certain money market mutual funds so that the Sub-advisors for the various
Funds can  "sweep"  excess cash  balances  of the Fund to those  funds for  temporary  investment  purposes.  In  addition, certain  Sub-advisors  may invest Fund assets in money  market  funds that they  advise or in other  investment  companies.
Mutual funds pay their own operating  expenses,  and the Funds,  as  shareholders  in the funds,  will indirectly pay their proportionate share of such funds' expenses.

EXCHANGE-TRADED FUNDS (ETFs):

         ETFs are a type of  investment  company  bought  and sold on a  securities  exchange.  An ETF  represents  a fixed portfolio of  securities  designed to track a particular  market index.  The various  portfolios  could  purchase an ETF to temporarily  gain exposure to a portion of the U.S. or a foreign market while awaiting  purchase of underlying  securities.
The risks of owning an ETF  generally  reflect the risks of owning the  underlying  securities  they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have  management  fees which  increase their costs.

SHORT SALES "AGAINST THE BOX":

         While none of the Funds will make short sales  generally,  the ASAF Strong  International  Equity  Fund,  the ASAF
Janus Overseas  Growth Fund, the ASMT American  Century  International  Growth  Portfolio,  the ASAF PBHG Small-Cap  Growth
Fund, the ASAF Janus Mid-Cap  Growth Fund,  the ASAF Alger All-Cap  Growth Fund,  the ASAF Gabelli  All-Cap Value Fund, the
ASAF INVESCO  Technology  Fund,  the ASAF INVESCO Health  Sciences Fund, the ASAF ProFund  Managed OTC Fund, the ASMT Janus
Capital  Growth  Portfolio,  the ASAF MFS Growth with Income  Fund,  the ASMT INVESCO  Equity  Income  Portfolio,  the ASAF
American Century  Strategic  Balanced Fund and the ASMT PIMCO Total Return Bond Portfolio may make short sales "against the box." A short sale  against the box  involves  selling a security  that the Fund owns,  or has the right to obtain  without additional  cost,  for  delivery at a specified  date in the future.  A Fund may make a short sale against the box to hedge against  anticipated  declines  in the  market  price of a  portfolio  security.  If the value of the  security  sold short increases instead, the Fund loses the opportunity to participate in the gain.

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156

Mailing Address
P.O. Box 8012
Boston, MA 02266-8012

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
Alliance Capital Management L.P.
American Century Investment Management, Inc.
Deutsche Asset Management, Inc.
Federated Investment Counseling
Founders Asset Management LLC
Fred Alger Management, Inc.
GAMCO Investors, Inc.
INVESCO Funds Group, Inc.
Janus Capital Corporation
Massachusetts Financial Services Company
Marsico Capital Management, LLC
Neuberger Berman Management Inc.
Pacific Investment Management Company LLC
Pilgrim Baxter & Associates, Ltd.
ProFund Advisors LLC
Strong Capital Management, Inc.
Sanford C. Bernstein & Co., LLC
T. Rowe Price Associates, Inc.
Wells Capital Management, Inc.

Distributor
American Skandia Marketing, Incorporated
One Corporate Drive
Shelton, CT 06484
Transfer and Dividend Paying Agents
American Skandia Fund Services, Inc.
One Corporate Drive
Shelton, CT  06484

Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, Massachusetts 02184

Custodians
PFPC Trust Company
Airport Business Center, International Court 2
200 Stevens Drive
Philadelphia, PA 19113

JP Morgan Chase Bank
One Pierrepont Plaza
Brooklyn, NY 11201

Administrator
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
1700 Two Commerce Square
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         The Company provides  24-hour  information  services via a toll-free number on Fund yields and prices,  dividends, account balances,  and your latest transaction as well as the ability to request  prospectuses,  account and tax forms, and duplicate  statements.  In addition,  telephone  representatives  are available during normal business hours to provide the information  and  services  you need.  Shareholder  inquiries  should be made by  calling  1-800-SKANDIA  or by  writing to
"American Skandia Advisor Funds,  Inc." at P.O. Box 8012,  Boston,  Massachusetts  02266-8012.  There may be a small charge for historical account information for prior years.

         Additional  information  about  the  Funds  is  included  in a  Statement  of  Additional  Information,  which  is incorporated by reference into this Prospectus.  Additional  information  about the Funds'  investments is available in the
Funds' annual and  semi-annual  reports to  shareholders.  In the Funds' annual  report,  you will find a discussion of the market conditions and investment  strategies that  significantly  affected each Fund's  performance  during its last fiscal year.  The  Statement of Additional  Information  and  additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         Delivery of Prospectus and other Documents to Households.  To lower costs and eliminate  duplicate  documents sent to your address,  the Company,  in accordance with applicable laws and regulations,  may begin mailing only one copy of the
Company's  prospectus,   prospectus  supplements,   annual  and  semi-annual  reports,  proxy  statements  and  information statements,  or any other required  documents to your address even if more than one  shareholder  lives there.  If you have previously  consented to have any of these documents  delivered to multiple  investors at a shared address,  as required by law,  and wish to revoke this  consent or  otherwise  would  prefer to continue to receive  your own copy,  you should call
1-800-SKANDIA or write to "American Skandia Advisor Funds, Inc." at P.O. Box 8012, Boston,  Massachusetts  02266-8012.  The
Company will begin sending individual copies to you within thirty days of receipt of revocation.

         The  information  in Company  filings with the  Securities  and Exchange  Commission  (including  the Statement of
Additional  Information) is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of duplicating  fees,  by  electronic  request  to  publicinfo@sec.gov  or by  writing  the  Public  Reference  Section of the
                                                 ------------------
Commission,  Washington,  D.C.  20549-0102.  The  information  can also be reviewed and copied at the  Commission's  Public
Reference Room in  Washington,  D.C.  Information on the operation of the Public  Reference Room may be obtained by calling the  Commission  at  1-202-942-8090.  Finally,  information  about the Company is  available  on the EDGAR  Database on the
Commission's Internet site at http://www.sec.gov.
                              ------------------

Investment Company Act File No. 811-08085

STATEMENT OF ADDITIONAL INFORMATION                                                                                    March 1, 2002

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
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This Statement of Additional  Information  ("SAI") is not a prospectus and should be read in conjunction with the Company's current  Prospectus,  dated March 1, 2002.  A copy of the  Company's  Prospectus  may be  obtained by writing to  "American
Skandia Advisor Funds, Inc." at P.O. Box 8012, Boston, Massachusetts 02266-8012 or by calling 1-800-SKANDIA.

                                                    GENERAL INFORMATION

..........American Skandia Advisor Funds,  Inc. (the "Company") is an open-end  management  investment  company comprised of thirty-two  diversified  investment  portfolios (each a "Fund" and together the "Funds").  The Company was established as a
Maryland  corporation on March 5, 1997, and had no business history prior to the Fund's  commencement of operations on July
28,  1997.  Five of the Funds -- ASAF  American  Century  International  Growth  Fund  (formerly,  the ASAF T.  Rowe  Price
International  Equity Fund),  ASAF Janus Capital Growth Fund,  ASAF INVESCO Equity Income Fund, ASAF Total Return Bond Fund
and ASAF Money  Market  Fund (each a "Feeder  Fund" and  together  the  "Feeder  Funds") -- invest all of their  investable assets in a corresponding  portfolio (each a "Portfolio" and together the  "Portfolios")  of American  Skandia Master Trust
(the "Trust"),  an open-end  management  investment  company  comprised of five  diversified  investment  portfolios.  Each
Portfolio  of the Trust  invests in  securities  in  accordance  with an  investment  objective,  investment  policies  and limitations  identical to those of its  corresponding  Feeder Fund. This  "master/feeder"  fund structure differs from that of the other  Funds of the  Company  and many other  investment  companies  which  directly  invest  and  manage  their own portfolio of  securities.  Those Funds of the Company  which  currently  are not  organized  under a  "master/feeder"  fund structure (the  "Non-Feeder  Funds") retain the right to invest their assets in a  corresponding  Portfolio of the Trust in the future. For additional  information  regarding the "master/feeder"  fund structure,  see the Company's Prospectus under
"Special  Information  on the 'Master  Feeder' Fund  Structure" and this SAI under  "Additional  Information on the `Master
Feeder' Fund Structure."

..........American Skandia Investment Services,  Incorporated  ("ASISI" or the "Investment  Manager") acts as the investment manager  for  both  the  Non-Feeder  Funds  and  the  Portfolios.  Currently,  ASISI  engages  the  following  sub-advisors
("Sub-advisor(s)")  for the investment  management of each Non-Feeder Fund and Portfolio:  (a) ASAF Founders  International
Small  Capitalization  Fund:  Founders Asset  Management LLC; (b) ASAF Strong  International  Equity Fund  (formerly,  ASAF
Strong  International  Equity Fund),  Strong Capital  Management,  Inc.; (c) ASAF Janus Overseas Growth Fund: Janus Capital
Corporation;  (d) ASMT American Century  International  Growth Portfolio  (formerly,  the ASMT T. Rowe Price  International
Equity Portfolio);  American Century Investment Management,  Inc. (e) ASAF PBHG Small-Cap Growth Fund (formerly, ASAF Janus
Small-Cap Growth Fund);  Pilgrim Baxter & Associates,  Ltd.; (f) ASAF DeAM Small-Cap Growth Fund,  (formerly,  ASAF Scudder
Small-Cap Growth Fund), ASAF DeAM Large-Cap Growth Fund, ASAF DeAM Large-Cap Value Fund:  Deutsche Asset  Management,  Inc.
(g) ASAF  Gabelli  Small-Cap  Value Fund:  GAMCO  Investors,  Inc.;  (h) ASAF Janus  Mid-Cap  Growth  Fund:  Janus  Capital
Corporation;  (i) ASAF Neuberger Berman Mid-Cap Growth Fund:  Neuberger  Berman  Management Inc.; (j) ASAF Neuberger Berman
Mid-Cap Value Fund:  Neuberger  Berman  Management Inc.; (k) ASAF Alger All-Cap Growth Fund: Fred Alger  Management,  Inc.;
(l) ASAF Gabelli All-Cap Value Fund: GAMCO Investors,  Inc.; (m) ASAF INVESCO  Technology Fund:  INVESCO Funds Group, Inc.;
(n) ASAF INVESCO Health Sciences Fund:  INVESCO Funds Group, Inc. (o) ASAF ProFund Managed OTC Fund:  ProFund Advisors LLC;
(p) ASAF Alliance Growth Fund (formerly,  the ASAF Oppenheimer  Large-Cap Growth Fund);  Alliance Capital  Management L.P.;
(q) ASAF Marsico Capital Growth Fund:  Marsico Capital  Management,  LLC.; (r) ASMT Janus Capital Growth  Portfolio:  Janus
Capital   Corporation;   (s)  ASAF  T.  Rowe  Price  Tax  Managed  Fund:  T.  Rowe  Price   Associates,   Inc.;   (t)  ASAF
Alliance/Bernstein  Growth + Value Fund:  Alliance  Capital  Management L.P. and Sanford C. Bernstein & Co., LLP ; (u) ASAF
Sanford  Bernstein  Core Value Fund:  Sanford C.  Bernstein & Co., LLP; (v) ASAF Sanford  Bernstein  Managed Index 500 Fund
(formerly,  ASAF Bankers  Trust  Managed Index 500 Fund):  Sanford C.  Bernstein & Co.; (w) ASAF  Alliance  Growth & Income
Fund  (formerly,  ASAF Lord Abbett Growth and Income Fund):  Alliance  Capital  Management  L.P.;  (x) ASAF MFS Growth with
Income Fund:  Massachusetts  Financial  Services Company;  (y) ASMT INVESCO Equity Income  Portfolio:  INVESCO Funds Group,
Inc.;  (z) ASAF American  Century  Strategic  Balanced  Fund:  American  Century  Investment  Management,  Inc.;  (aa) ASAF
Federated High Yield Bond Fund:  Federated  Investment  Counseling;  (bb) ASMT PIMCO Total Return Bond  Portfolio:  Pacific
Investment Management Company LLC; and (cc) ASMT Money Market Portfolio: Wells Capital Management, Incorporated.

                                             INVESTMENT PROGRAMS OF THE FUNDS

..........The following  information  supplements,  and should be read in conjunction with, the discussion in the Prospectus of the  investment  objective and policies of each Fund and Portfolio.  The investment  objective of each Fund or Portfolio and supplemental information regarding its investment policies are described below separately for each Fund or Portfolio.

         The investment  objective and, unless otherwise  specified,  the investment  policies and limitations of each Fund and  Portfolio  are not  "fundamental"  policies and may be changed by the  Directors of the Company or the Trustees of the
Trust, where applicable,  without shareholder  approval.  Those investment policies  specifically labeled as "fundamental,"
including  those described in the  "Fundamental  Investment  Restrictions"  section of this SAI, may not be changed without shareholder  approval.  Fundamental  investment policies of a Fund or Portfolio may be changed only with the approval of at least  the  lesser  of (1) 67% or more of the  total  units of  beneficial  interest  ("shares")  of the Fund or  Portfolio represented  at a meeting at which more than 50% of the  outstanding  shares of the Fund or Portfolio are  represented,  or
(2) a majority of the outstanding shares of the Fund or Portfolio.

..........Notwithstanding  any other investment  policy of a Fund, each Fund may invest all of its investable  assets (cash, securities,  and receivables relating to securities) in an open-end management  investment company having substantially the same  investment  objective,  policies  and  limitations  as the Fund.  Those  Funds  which  currently  invest all of their investable  assets in such a manner,  the Feeder Funds,  seek to meet their respective  investment  objectives by investing all of their  investable  assets in a corresponding  Portfolio of the Trust,  which in turn invests directly in a portfolio of securities in accordance  with the  investment  objective,  policies and  limitations of its Feeder Fund. The investment objective,  policies and limitations of each Feeder Fund are otherwise  identical to those of its corresponding  Portfolio.
As such,  the  following  discussion  of the Feeder Funds,  including  references  to the  Directors of the Company,  apply equally to the Funds' corresponding Portfolios and the Trustees of the Trust, respectively.

ASAF Founders International Small Capitalization Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

..........Options On Stock  Indices and Stocks.  An option is a right to buy or sell a security at a specified  price within a limited  period of time.  The Fund may write  ("sell")  covered call options on any or all of its  portfolio  securities.
In  addition,  the Fund may  purchase  options on  securities.  The Fund may also  purchase  put and call  options on stock indices.

..........The Fund may write  ("sell")  options on any or all of its portfolio  securities and at such time and from time to time as the  Sub-advisor  shall determine to be  appropriate.  No specified  percentage of the Fund's assets is invested in securities  with respect to which options may be written.  The extent of the Fund's  option  writing  activities  will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

..........When the Fund  purchases  a security  with  respect to which it intends to write an option,  it is likely that the option  will be  written  concurrently  with or  shortly  after  purchase.  The Fund will  write an option on a  particular security  only if the  Sub-advisor  believes  that a liquid  secondary  market will exist on an exchange for options of the same series,  which will permit the Fund to enter into a closing  purchase  transaction and close out its position.  If the
Fund  desires  to sell a  particular  security  on which it has  written  an  option,  it will  effect a  closing  purchase transaction prior to or concurrently with the sale of the security.

..........The Fund may enter into  closing  purchase  transactions  to reduce the  percentage  of its assets  against  which options are written,  to realize a profit on a previously  written  option,  or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

..........Options  written by the Fund will  normally  have  expiration  dates  between  three and nine months from the date written.  The  exercise  prices of options may be below,  equal to or above the  current  market  values of the  underlying securities  at the times the options are  written.  From time to time for tax and other  reasons,  the Fund may purchase an underlying  security for  delivery in  accordance  with an exercise  notice  assigned to it,  rather than  delivering  such security from its portfolio.

..........A stock index  measures  the  movement of a certain  group of stocks by  assigning  relative  values to the stocks included  in the index.  The Fund  purchases  put  options on stock  indices to protect the  portfolio  against  decline in value.  The Fund  purchases  call options on stock  indices to  establish a position in equities as a temporary  substitute for  purchasing  individual  stocks  that then may be  acquired  over the option  period in a manner  designed  to minimize adverse  price  movements.  Purchasing  put and call options on stock indices also permits  greater time for  evaluation of investment  alternatives.  When the Sub-advisor  believes that the trend of stock prices may be downward,  particularly for a short period of time,  the purchase of put options on stock  indices may  eliminate  the need to sell less liquid  stocks and possibly  repurchase  them later.  The purpose of these  transactions  is not to generate gain, but to "hedge"  against possible loss.  Therefore,  successful  hedging  activity will not produce net gain to the Fund. Any gain in the price of a call option is likely to be offset by higher  prices the Fund must pay in rising  markets,  as cash  reserves are invested.
In declining  markets,  any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Fund.

..........The Fund may  purchase  only those put and call  options  that are listed on a domestic  exchange or quoted on the automatic quotation system of the National  Association of Securities  Dealers,  Inc.  ("NASDAQ").  Options traded on stock exchanges are either  broadly based,  such as the Standard & Poor's 500 Stock Index and 100 Stock Index,  or involve stocks in a designated  industry or group of industries.  The Fund may utilize  either broadly based or market segment  indices in seeking a better correlation between the indices and the Fund.

..........Transactions  in options are subject to  limitations,  established by each of the exchanges upon which options are traded,  governing the maximum  number of options  which may be written or held by a single  investor or group of investors acting in concert,  regardless  of whether the options are held in one or more  accounts.  Thus,  the number of options the
Fund may hold may be affected by options held by other  advisory  clients of the  Sub-advisor.  As of the date of this SAI, the Sub-advisor believes that these limitations will not affect the purchase of stock index options by the Fund.

..........One  risk of  holding  a put or a call  option  is that if the  option  is not  sold  or  exercised  prior  to its expiration,  it  becomes  worthless.  However,  this  risk is  limited  to the  premium  paid by the Fund.  Other  risks of purchasing  options include the possibility  that a liquid  secondary market may not exist at a time when the Fund may wish to close out an option  position.  It is also  possible  that trading in options on stock indices might be halted at a time when the  securities  markets  generally  were to remain  open.  In cases where the market  value of an issue  supporting a covered  call option  exceeds the strike price plus the premium on the call,  the Fund will lose the right to  appreciation of the stock for the  duration of the  option.  For an  additional  discussion  of options on stock  indices and stocks and certain risks  involved  therein,  see this SAI and the Company's  Prospectus  under  "Certain Risk Factors and  Investment
Methods."

..........Futures  Contracts.  The Fund may enter into futures  contracts (or options  thereon) for hedging  purposes.  U.S.
futures  contracts are traded on exchanges which have been designated  "contract  markets" by the Commodity Futures Trading
Commission (the "CFTC") and must be executed  through a futures  commission  merchant (an "FCM") or brokerage firm which is a member of the relevant  contract market.  Although futures  contracts by their terms call for the delivery or acquisition of the  underlying  commodities  or a cash  payment  based on the value of the  underlying  commodities,  in most cases the contractual  obligation  is offset  before  the  delivery  date of the  contract  by buying,  in the case of a  contractual obligation  to sell,  or selling,  in the case of a  contractual  obligation  to buy, an  identical  futures  contract on a commodities exchange.  Such a transaction cancels the obligation to make or take delivery of the commodities.

..........The acquisition or sale of a futures contract could occur, for example, if the Fund held or considered  purchasing equity  securities and sought to protect  itself from  fluctuations  in prices without buying or selling those  securities.
For example,  if prices were expected to decrease,  the Fund could sell equity index futures  contracts,  thereby hoping to offset a potential decline in the value of equity  securities in the portfolio by a corresponding  increase in the value of the futures  contract  position held by the Fund and thereby  prevent the Fund's net asset value from  declining as much as it otherwise  would have. The Fund also could protect  against  potential  price declines by selling  portfolio  securities and  investing in money market  instruments.  However,  since the futures  market is more liquid than the cash market,  the use of futures  contracts as an investment  technique would allow the Fund to maintain a defensive  position without having to sell portfolio securities.

..........Similarly,  when prices of equity  securities  are  expected to  increase,  futures  contracts  could be bought to attempt  to hedge  against  the  possibility  of having to buy  equity  securities  at higher  prices.  This  technique  is sometimes known as an anticipatory  hedge.  Since the  fluctuations in the value of futures  contracts should be similar to those of equity  securities,  the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had  stabilized.  At that time, the futures  contracts  could be liquidated and the Fund could buy equity securities on the cash market.

..........The Fund may also enter  into  interest  rate and  foreign  currency  futures  contracts.  Interest  rate  futures contracts currently are traded on a variety of fixed-income  securities,  including long-term U.S. Treasury Bonds, Treasury
Notes,  Government National Mortgage Association modified  pass-through  mortgage-backed  securities,  U.S. Treasury Bills, bank  certificates of deposit and commercial  paper.  Foreign  currency  futures  contracts  currently are traded on, among others, the British pound,  Canadian dollar,  Japanese yen, Swiss franc, West German mark, Mexican peso, Australian dollar,
Brazilian real and on Eurodollar deposits.

..........The Fund will not, as to any  positions,  whether  long,  short or a combination  thereof,  enter into futures and options  thereon for which the  aggregate  initial  margins and  premiums  exceed 5% of the fair market  value of its total assets after taking into account  unrealized  profits and losses on options  entered into. In the case of an option that is
"in-the-money,"  the  in-the-money  amount may be  excluded in  computing  such 5%. In general a call option on a future is
"in-the-money"  if the value of the future exceeds the exercise  ("strike")  price of the call; a put option on a future is
"in-the-money"  if the value of the future  which is the  subject of the put is  exceeded  by the strike  price of the put.
The Fund may use futures and options  thereon  solely for bona fide hedging or for other  non-speculative  purposes.  As to long  positions  which are used as part of the Fund's  strategies  and are  incidental to its  activities in the underlying cash market,  the  "underlying  commodity  value" of the Fund's futures and options  thereon must not exceed the sum of (i)
cash set aside in an identifiable  manner,  or short-term U.S. debt obligations or other  dollar-denominated  high-quality, short-term  money  instruments so set aside,  plus sums deposited on margin;  (ii) cash proceeds from existing  investments due in 30 days; and (iii) accrued profits held at the futures commission  merchant.  The "underlying  commodity value" of a future is computed by multiplying the size of the future by the daily  settlement  price of the future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

..........Unlike the  situation in which the Fund  purchases  or sells a security,  no price is paid or received by the Fund upon the purchase or sale of a futures  contract.  Instead,  the Fund is required to deposit in a segregated  asset account an amount of cash or qualifying  securities  (currently  U.S.  Treasury  bills),  currently in a minimum amount of $15,000.
This is called  "initial  margin." Such initial margin is in the nature of a performance  bond or good faith deposit on the contract.  However,  since losses on open  contracts  are required to be reflected in cash in the form of variation  margin payments,  the Fund may be  required  to make  additional  payments  during  the term of a  contract  to its  broker.  Such payments  would be required,  for example,  where,  during the term of an interest rate futures  contract  purchased by the
Fund,  there was a general  increase  in  interest  rates,  thereby  making the Fund's  securities  less  valuable.  In all instances  involving  the purchase of financial  futures  contracts by the Fund, an amount of cash together with such other securities  as permitted by  applicable  regulatory  authorities  to be utilized  for such  purpose,  at least equal to the market  value  of the  future  contracts,  will  be  deposited  in a  segregated  account  with  the  Fund's  custodian  to collateralize  the position.  At any time prior to the  expiration of a futures  contract,  the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

..........Because futures  contracts are generally  settled within a day from the date they are closed out,  compared with a settlement period of three business days for most types of securities,  the futures markets can provide superior  liquidity to the securities  markets.  Nevertheless,  there is no assurance a liquid  secondary  market will exist for any particular futures contract at any particular time. In addition,  futures exchanges may establish daily price  fluctuation  limits for futures  contracts  and may halt  trading if a  contract's  price moves  upward or downward  more than the limit in a given day. On volatile  trading days when the price  fluctuation  limit is reached,  it would be impossible for the Fund to enter into new  positions  or close out  existing  positions.  If the  secondary  market for a futures  contract  were not liquid because of price  fluctuation  limits or otherwise,  the Fund would not promptly be able to liquidate  unfavorable  futures positions and potentially  could be required to continue to hold a futures position until the delivery date,  regardless of changes in its value.  As a result,  the Fund's  access to other assets held to cover its futures  positions  also could be impaired.  For an additional  discussion of futures  contracts and certain  risks  involved  therein,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Options on Futures  Contracts.  The Fund may purchase put and call  options on futures  contracts.  An option on a futures  contract  provides the holder with the right to enter into a "long" position in the underlying  futures  contract, in the case of a call option, or a "short" position in the underlying  futures contract,  in the case of a put option, at a fixed exercise price to a stated  expiration  date.  Upon exercise of the option by the holder,  a contract market clearing house  establishes  a  corresponding  short  position  for the writer of the  option,  in the case of a call  option,  or a corresponding  long position,  in the case of a put option.  In the event that an option is exercised,  the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

..........A position in an option on a futures  contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction,  subject to the availability of a liquid secondary  market,  which is the purchase  or sale of an option of the same  series  (i.e.,  the same  exercise  price and  expiration  date) as the  option previously  purchased or sold. The  difference  between the premiums paid and received  represents  the trader's  profit or loss on the transaction.

..........An option, whether based on a futures contract, a stock index or a security,  becomes worthless to the holder when it expires.  Upon exercise of an option,  the exchange or contract  market  clearing  house assigns  exercise  notices on a random basis to those of its members  which have written  options of the same series and with the same  expiration  date. A brokerage  firm  receiving  such notices then assigns them on a random basis to those of its  customers  which have written options  of the same  series  and  expiration  date.  A writer  therefore  has no control  over  whether an option  will be exercised against it, nor over the time of such exercise.

..........The purchase of a call option on a futures  contract is similar in some  respects to the purchase of a call option on an individual  security.  See "Options on Foreign  Currencies"  below.  Depending on the pricing of the option  compared to either the price of the futures  contract upon which it is based or the price of the  underlying  instrument,  ownership of the option may or may not be less risky than  ownership of the futures  contract or the underlying  instrument.  As with the purchase of futures  contracts,  when the Fund is not fully  invested it could buy a call option on a futures  contract to hedge against a market  advance.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective put options on portfolio  securities.  For example,  the Fund would be able to buy a put option on a futures  contract  to hedge the Fund  against  the risk of  falling  prices.  For an  additional  discussion  of options on futures  contracts and certain risks  involved  therein,  see this SAI and the Company's  Prospectus  under  "Certain Risks
Factors and Investment Methods."

..........Options on Foreign  Currencies.  The Fund may buy and sell options on foreign currencies for hedging purposes in a manner  similar to that in which  futures on foreign  currencies  would be  utilized.  For  example,  a decline in the U.S.
dollar value of a foreign  currency in which  portfolio  securities are  denominated  would reduce the U.S. dollar value of such  securities,  even if their  value in the  foreign  currency  remained  constant.  In order to  protect  against  such diminutions  in the value of portfolio  securities,  the Fund could buy put options on the foreign  currency.  If the value of the  currency  declines,  the Fund would have the right to sell such  currency  for a fixed  amount in U.S.  dollars and would  thereby  offset,  in whole or in  part,  the  adverse  effect  on the Fund  which  otherwise  would  have  resulted.
Conversely,  when a rise is  projected  in the U.S.  dollar  value of a currency in which  securities  to be  acquired  are denominated,  thereby  increasing the cost of such  securities,  the Fund could buy call options  thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

..........Options on foreign  currencies  traded on  national  securities  exchanges  are  within  the  jurisdiction  of the
Securities and Exchange  Commission (the "SEC"),  as are other securities  traded on such exchanges.  As a result,  many of the  protections  provided to traders on organized  exchanges  will be  available  with  respect to such  transactions.  In particular,  all  foreign  currency  option  positions  entered  into on a national  securities  exchange  are  cleared and guaranteed by the Options Clearing  Corporation  ("OCC"),  thereby reducing the risk of counterparty  default.  Further,  a liquid  secondary  market in options  traded on a national  securities  exchange may be more readily  available than in the over-the-counter  market,  potentially  permitting  the Fund to liquidate  open  positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

..........The  purchase  and sale of  exchange-traded  foreign  currency  options,  however,  is subject to the risks of the availability  of a liquid  secondary  market  described  above, as well as the risks  regarding  adverse market  movements, margining  of  options  written,  the  nature  of the  foreign  currency  market,  possible  intervention  by  governmental authorities,  and the effects of other  political  and economic  events.  In addition,  exchange-traded  options on foreign currencies  involve certain risks not presented by the  over-the-counter  market.  For example,  exercise and settlement of such options must be made exclusively  through the OCC, which has established  banking  relationships in applicable foreign countries for this purpose.  As a result,  the OCC may, if it determines  that foreign  governmental  restrictions or taxes would prevent the orderly  settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its clearing member,  impose special  procedures on exercise and settlement,  such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

..........Risk Factors of Investing in Futures and Options.  The successful use of the investment  practices described above with respect to futures  contracts,  options on futures  contracts,  and options on  securities  indices,  securities,  and foreign  currencies draws upon skills and experience which are different from those needed to select the other  instruments in which the Fund invests.  Should  interest or exchange rates or the prices of securities or financial  indices move in an unexpected  manner,  the Fund may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used.  Unlike many  exchange-traded  futures contracts and options on futures  contracts,  there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter  instruments,  and adverse market movements could therefore  continue to an unlimited extent over a period of time. In addition,  the correlation  between  movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

..........The Fund's ability to dispose of its positions in the foregoing  instruments  will depend on the  availability  of liquid markets in the  instruments.  Markets in a number of the instruments are relatively new and still  developing and it is  impossible  to predict the amount of trading  interest that may exist in those  instruments  in the future.  Particular risks exist with respect to the use of each of the foregoing  instruments and could result in such adverse  consequences to the Fund as the possible  loss of the entire  premium paid for an option  bought by the Fund and the possible need to defer closing out positions in certain  instruments  to avoid adverse tax  consequences.  As a result,  no assurance can be given that the Fund will be able to use those instruments effectively for the purposes set forth above.

..........In addition,  options on U.S.  Government  securities,  futures contracts,  options on futures contracts,  forward contracts  and  options  on  foreign  currencies  may be  traded on  foreign  exchanges  and  over-the-counter  in  foreign countries.  Such  transactions  are  subject  to the risk of  governmental  actions  affecting  trading in or the prices of foreign  currencies  or  securities.  The value of such  positions  also could be affected  adversely by (i) other  complex foreign  political  and  economic  factors,  (ii) lesser  availability  than in the United  States of data on which to make trading  decisions,  (iii) delays in the Fund's  ability to act upon economic  events  occurring in foreign  markets during nonbusiness hours in the United States,  (iv) the imposition of different  exercise and settlement terms and procedures and margin  requirements than in the United States, and (v) low trading volume.  For an additional  discussion of certain risks involved in investing in futures and options,  see this SAI and the Company's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

..........Foreign  Securities.  Investments in foreign  countries  involve certain risks which are not typically  associated with U.S.  investments.  For a discussion of certain risks  involved in foreign  investing,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

..........Forward  Contracts for Purchase or Sale of Foreign  Currencies.  The Fund generally  conducts its foreign currency exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  exchange  currency market.
When the Fund  purchases  or sells a  security  denominated  in a foreign  currency,  it may enter  into a forward  foreign currency contract  ("forward  contract") for the purchase or sale, for a fixed amount of dollars,  of the amount of foreign currency  involved in the underlying  security  transaction.  A forward contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  The Fund generally will not enter into forward  contracts with a term greater than one year.  In this manner,  the Fund may obtain  protection  against a possible  loss  resulting  from an adverse change in the  relationship  between the U.S.  dollar and the foreign  currency  during the period between the date the security is purchased or sold and the date upon which  payment is made or received.  Although  such  contracts  tend to minimize the risk of loss due to the decline in the value of the hedged  currency,  at the same time they tend to limit any potential  gain which might  result  should the value of such  currency  increase.  The Fund will not  speculate in forward contracts.

..........Forward  contracts are traded in the interbank market  conducted  directly between currency traders (usually large commercial  banks) and their  customers.  Generally a forward contract has no deposit  requirement,  and no commissions are charged at any stage for trades.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit based on the  difference  between the prices at which they buy and sell  various  currencies.  When the  Sub-advisor believes that the currency of a particular  foreign  country may suffer a substantial  decline  against the U.S. dollar (or sometimes  against  another  currency),  the Fund may enter into a forward  contract to sell,  for a fixed  dollar or other currency  amount,  foreign currency  approximating  the value of some or all of the Fund's  securities  denominated in that currency.  In addition,  the Fund may engage in "proxy-hedging,"  i.e., entering into forward contracts to sell a different foreign  currency than the one in which the underlying  investments are denominated  with the expectation that the value of the hedged  currency  will  correlate  with the value of the  underlying  currency.  The Fund will not enter  into  forward contracts or maintain a net exposure to such contracts  where the  fulfillment  of the contracts  would require the Fund to deliver an amount of foreign  currency or a proxy  currency  in excess of the value of its  portfolio  securities  or other assets  denominated in the currency being hedged.  Forward  contracts  may, from time to time, be considered  illiquid,  in which case they would be subject to the Fund's limitation on investing in illiquid securities.

..........At the  consummation  of a forward  contract for delivery by the Fund of a foreign  currency,  the Fund may either make  delivery  of the  foreign  currency or  terminate  its  contractual  obligation  to deliver  the foreign  currency by purchasing an offsetting  contract  obligating it to purchase,  at the same maturity  date,  the same amount of the foreign currency.  If the Fund  chooses to make  delivery of the  foreign  currency,  it may be  required  to obtain such  currency through the sale of portfolio  securities  denominated  in such  currency or through  conversion  of other Fund assets into such currency.

..........Dealings in forward  contracts by the Fund will be limited to the  transactions  described  above. Of course,  the
Fund is not required to enter into such  transactions with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate  by the  Sub-advisor.  It also should be realized  that this method of protecting  the value of the  Fund's  securities  against a decline  in the value of a  currency  does not  eliminate  fluctuations  in the underlying  prices of the securities.  It simply  establishes a rate of exchange which can be achieved at some future point in time.  Additionally,  although such  contracts  tend to minimize the risk of loss due to the decline in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain  which  might  result  should the value of such currency  increase.  For an  additional  discussion  of forward  foreign  currency  contracts  and certain  risks  involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Securities  That Are Not  Readily  Marketable.  The  Fund may  invest  up to 15% of the  value of its net  assets, measured at the time of  investment,  in  investments  that are not readily  marketable.  As security which is not "readily marketable"  is generally  considered to be a security that cannot be disposed of within seven days in the ordinary  course of business at approximately  the amount at which it is valued.  The Fund may invest in restricted  securities,  subject to the foregoing 15% limitation.  "Restricted"  securities  generally  include  securities  that are not registered  under the
Securities  Act of 1933 (the "1933 Act") and are  subject to legal or  contractual  restrictions  upon  resale.  Restricted securities  nevertheless  may be "readily  marketable" and can often be sold in privately  negotiated  transactions or in a registered public offering.

..........The Fund may not be able to dispose of a security  that is not  "readily  marketable"  at the time desired or at a reasonable  price. In addition,  in order to resell such a security,  the Fund might have to bear the expense and incur the delays  associated  with  effecting  registration.  In purchasing  such  securities,  the Fund does not intend to engage in underwriting  activities,  except to the extent the Fund may be deemed to be a statutory  underwriter under the 1933 Act in disposing of such securities.

..........Rule 144A  Securities.  In recent years, a large  institutional  market has developed for certain  securities that are not registered under the 1933 Act.  Institutional  investors  generally will not seek to sell these  instruments to the general public, but instead will often depend on an efficient  institutional  market in which such unregistered  securities can  readily  be resold or on an  issuer's  ability  to honor a demand for  repayment.  Therefore,  the fact that there are contractual  or legal  restrictions  on resale to the general  public or certain  institutions  is not  dispositive  of the liquidity or such investments.

..........Rule 144A under the 1933 Act,  establishes  a "safe harbor" from the  registration  of the 1933 Act for resales of certain  securities to qualified  institutional  buyers. The Fund may invest in Rule 144A securities that may or may not be readily  marketable.  Rule 144A  securities are readily  marketable if  institutional  markets for the  securities  develop pursuant to Rule 144A that provide both readily  ascertainable  values for the  securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable.  However, an insufficient  number of qualified  institutional buyers  interested  in purchasing a Rule 144A security  held by the Fund could affect  adversely the  marketability  of the security.  In such an instance, the Portfolio might be unable to dispose of the security promptly or at reasonable prices.

..........Lower-Rated or Unrated Fixed-Income  Securities.  The Fund may invest up to 5% of its total assets in fixed-income securities  which are  unrated  or are rated  below  investment  grade  either  at the time of  purchase  or as a result of reduction in rating after  purchase.  (This  limitation  does not apply to convertible  securities  and preferred  stocks.)
Investments in  lower-rated  or unrated  securities  are generally  considered to be of high risk.  These debt  securities, commonly  referred to as junk bonds, are generally  subject to two kinds of risk,  credit risk and market risk. Credit risk relates to the  ability of the issuer to meet  interest  or  principal  payments,  or both,  as they come due.  The ratings given a security by Moody's Investors  Service,  Inc.  ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit  risk.  For a  description  of  securities  ratings,  see the  Appendix to this SAI.  The lower the rating  given a security by a rating  service,  the greater the credit  risk such rating  service  perceives  to exist with respect to the security.  Increasing the amount of the Fund's assets invested in unrated or lower grade  securities,  while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

..........Market risk relates to the fact that the market  values of debt  securities  in which the Fund  invests  generally will be affected by changes in the level of interest  rates.  An increase in interest  rates will tend to reduce the market values  of such  securities,  whereas a  decline  in  interest  rates  will  tend to  increase  their  values.  Medium  and lower-rated  securities (Baa or BBB and lower) and non-rated  securities of comparable  quality tend to be subject to wider fluctuations in yields and market values than higher rated  securities and may have speculative  characteristics.  In order to decrease  the risk in  investing  in debt  securities,  in no event will the Fund ever invest in a debt  security  rated below B by Moody's or by S&P.  Of course,  relying in part on ratings  assigned by credit  agencies  in making  investments will not  protect the Fund from the risk that the  securities  in which they invest  will  decline in value,  since  credit ratings represent evaluations of the safety of principal,  dividend, and interest payments on debt securities,  and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

..........Because investment in medium and lower-rated  securities  involves greater credit risk,  achievement of the Fund's investment  objective may be more  dependent on the  Sub-advisor's  own credit  analysis than is the case for funds that do not invest in such  securities.  In addition,  the share price and yield of the Fund may fluctuate more than in the case of funds investing in higher quality,  shorter term securities.  Moreover,  a significant  economic downturn or major increase in interest rates may result in issuers of lower-rated  securities  experiencing  increased  financial stress,  which would adversely affect their ability to service their principal,  dividend,  and interest  obligations,  meet projected  business goals,  and  obtain  additional  financing.  In this  regard,  it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced  economic  downturns in recent years, this  market has  involved  a  significant  increase  in the use of high yield debt  securities  to fund  highly  leveraged corporate  acquisitions and restructurings.  Past experience may not,  therefore,  provide an accurate indication of future performance of the high yield debt  securities  market,  particularly  during periods of economic  recession.  Furthermore, expenses  incurred in recovering an  investment  in a defaulted  security may adversely  affect the Fund's net asset value.
Finally,  while the Sub-advisor  attempts to limit purchases of medium and lower-rated  securities to securities  having an established  secondary  market,  the  secondary  market for such  securities  may be less liquid than the market for higher quality  securities.  The reduced  liquidity of the secondary  market for such  securities may adversely  affect the market price of, and ability of the Fund to value,  particular  securities at certain  times,  thereby making it difficult to make specific  valuation  determinations.  The Fund does not invest in any  medium  and  lower-rated  securities  which  present special tax  consequences,  such as zero-coupon bonds or pay-in-kind  bonds. For an additional  discussion of certain risks involved in lower-rated  securities,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment
Methods."

..........The Sub-advisor seeks to reduce the overall risks associated with the Fund's investments  through  diversification and  consideration  of factors  affecting  the value of  securities  it  considers  relevant.  No  assurance  can be given, however,  regarding  the  degree of  success  that will be  achieved  in this  regard  or that the Fund  will  achieve  its investment objective.

..........Convertible  Securities.  The Fund  may buy  securities  convertible  into  common  stock  if,  for  example,  the
Sub-advisor  believes  that a company's  convertible  securities  are  undervalued  in the market.  Convertible  securities eligible for purchase include  convertible bonds,  convertible  preferred stocks, and warrants.  A warrant is an instrument issued by a corporation  which gives the holder the right to subscribe to a specific  amount of the  corporation's  capital stock at a set price for a specified period of time.  Warrants do not represent  ownership of the securities,  but only the right to buy the  securities.  The  prices of  warrants  do not  necessarily  move  parallel  to the  prices of  underlying securities.  Warrants may be considered  speculative  in that they have no voting  rights,  pay no  dividends,  and have no rights with  respect to the assets of a  corporation  issuing  them.  Warrant  positions  will not be used to increase  the leverage of the Fund;  consequently,  warrant  positions  are generally  accompanied  by cash  positions  equivalent to the required exercise amount.

..........Temporary  Defensive  Investments.  Up to 100% of the  assets  of the Fund  may be  invested  temporarily  in U.S.
government  obligations,  commercial paper, bank obligations,  repurchase  agreements,  negotiable U.S.  dollar-denominated obligations  of domestic  and  foreign  branches  of U.S.  depository  institutions,  U.S.  branches of foreign  depository institutions,  and foreign depository  institutions,  in cash, or in other cash equivalents,  if the Sub-advisor determines it to be appropriate for purposes of enhancing  liquidity or preserving  capital in light of prevailing  market or economic conditions.  U.S.  government  obligations  include Treasury bills,  notes and bonds, and issues of United States agencies, authorities  and  instrumentalities.  Some  government  obligations,  such  as  Government  National  Mortgage  Association pass-through  certificates,  are supported by the full faith and credit of the United States Treasury.  Other  obligations, such as  securities  of the Federal  Home Loan Banks,  are  supported  by the right of the issuer to borrow from the United
States Treasury;  and others, such as bonds issued by Federal National Mortgage  Association (a private  corporation),  are supported only by the credit of the agency,  authority or  instrumentality.  The Fund also may invest in obligations issued by  the  International  Bank  for  Reconstruction  and  Development  (IBRD  or  "World  Bank").  For  more  information  on mortgage-related  securities,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and  Investment
Methods."

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

..........1........Invest  more  than  15% of the  market  value of its net  assets  in  securities  which  are not  readily marketable, including repurchase agreements maturing in over seven days;

..........2........Purchase  securities of other investment  companies except in compliance with the Investment  Company Act of 1940;

..........3........Purchase any  securities on margin except to obtain such  short-term  credits as may be necessary for the clearance of  transactions  (and,  provided that margin  payments and other  deposits in connection  with  transactions  in options, futures and forward contracts shall not be deemed to constitute purchasing securities on margin); or

..........4........Sell securities short.

..........In addition,  in periods of uncertain market and economic conditions,  as determined by the Sub-advisor,  the Fund may depart from its basic investment  objective and assume a defensive  position with up to 100% of its assets  temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

..........If a percentage  restriction is adhered to at the time of  investment,  a later increase or decrease in percentage beyond the specified limit that results from a change in values or net assets will not be considered a violation.

ASAF STRONG INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF AIM International Equity Fund) is to seek long-term  capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are considered by the Sub-advisor to have strong earnings momentum.

Investment Policies:

..........Real Estate  Investment  Trusts  ("REITs").  The Fund may invest in equity and/or debt securities issued by REITs.
Such investments will not exceed 5% of the total assets of the Fund.

..........REITs are trusts that sell equity or debt  securities  to investors  and use the proceeds to invest in real estate or interests  therein.  A REIT may focus on  particular  types of  projects,  such as apartment  complexes,  or  geographic regions, such as the Southeastern United States, or both.

..........To the extent that the Fund  invests in REITs,  it could  conceivably  own real  estate  directly as a result of a default on the  securities  it owns.  The Fund,  therefore,  may be subject to  certain  risks  associated  with the direct ownership  of real  estate,  including  difficulties  in valuing and  trading  real  estate,  declines in the value of real estate,  environmental  liability  risks,  risks related to general and local  economic  conditions,  adverse change in the climate  for real  estate,  increases  in  property  taxes and  operating  expenses,  changes in zoning  laws,  casualty or condemnation  losses,  limitations  on rents,  changes in  neighborhood  values,  the appeal of properties to tenants,  and increases in interest rates.

..........In  addition  to the risks  described  above,  equity  REITs may be  affected  by any  changes in the value of the underlying  property  owned by the trusts,  while  mortgage  REITs may be  affected by the quality of any credit  extended.
Equity and mortgage  REITs are  dependent  upon  management  skill,  and are generally  not  diversified  and therefore are subject to the risk of financing  single or a limited  number of projects.  Such trusts are also subject to heavy cash flow dependency,  defaults  by  borrowers,  self-liquidation,  and the  possibility  that the REIT  will  fail to  maintain  its exemption from the 1940 Act.  Changes in interest  rates may also affect the value of debt  securities of REITs held by the
Fund. By investing in REITs indirectly  through the Fund, a shareholder will bear not only his/her  proportionate  share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

..........Reverse  Repurchase  Agreements.  The Fund may employ reverse  repurchase  agreements (i) for temporary  emergency purposes,  such as to meet  unanticipated  net redemptions so as to avoid  liquidating  other portfolio  securities  during unfavorable market conditions;  (ii) to cover short-term cash requirements  resulting from the timing of trade settlements;
or (iii) to take  advantage of market  situations  where the interest  income to be earned from the from the  investment of the proceeds of the transaction is greater than the interest  expense of the  transaction.  The Fund may enter into reverse repurchase  agreements  in amounts  not  exceeding  10% of the value of its total  assets.  Reverse  repurchase  agreements involve the risk that the market value of  securities  retained by the Fund in lieu of  liquidation  may decline  below the repurchase  price  of the  securities  sold by the Fund  that it is  obligated  to  repurchase.  This  risk  could  cause a reduction in the net asset value of the Fund's shares.

..........Additional  information about reverse repurchase agreements and their risks are included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

..........Lending of  Portfolio  Securities.  While  securities  are being  lent,  the Fund will  continue  to  receive  the equivalent  of the interest or dividends  paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the  borrower.  The Fund has the right to call its loans and obtain the  securities on three business  days' notice or, in connection  with  securities  trading on foreign  markets,  within such longer period of time that coincides with the normal  settlement  period for purchases and sales of such securities in such foreign markets.  The risks in lending portfolio securities,  as with other extensions of secured credit,  consist of possible delay in receiving additional  collateral  or in the  recovery of the  securities  or  possible  loss of rights in the  collateral  should the borrower  fail  financially.  Additional  information  about the  lending  of  portfolio  securities  is  included  in this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

..........Borrowings.  The Fund may borrow money to a limited extent from banks for temporary or emergency  purposes subject to the  limitations  under  the 1940  Act.  In  addition,  the Fund does not  intend  to  engage  in  leverage;  therefore, consistent with current  interpretations  of the SEC, the Fund will not purchase  additional  securities  while  borrowings from banks  exceed 5% of the Fund's  total  assets.  Additional  information  about  borrowing  is  included in the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

..........Securities  Issued  on  a  When-Issued  or  Delayed-Delivery   Basis.  The  Fund  may  purchase  securities  on  a
"when-issued"  basis, that is, delivery of and payment for the securities is not fixed at the date of purchase,  but is set after the securities are issued  (normally  within  forty-five days after the date of the  transaction).  The Fund also may purchase or sell  securities  on a  delayed-delivery  basis.  The payment  obligation  and the  interest  rate that will be received  on the  delayed  delivery-securities  are fixed at the time the buyer  enters  into the  commitment.  If the Fund purchases a when-issued  security or enters into a  delayed-delivery  agreement,  the Fund's  custodian bank will segregate cash or other  liquid  assets in an amount at least  equal to the  when-issued  commitment  or  delayed-delivery  agreement commitment.  Additional  information  about  when-issued and  delayed-delivery  transactions and their risks is included in this Statement and in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

..........Short Sales "Against the Box." As described in the Trust's  Prospectus,  the Fund may from time to time make short sales against the box. To secure its  obligation to deliver the securities  sold short,  the Fund will deposit in escrow in a separate  account with its  custodian an equal amount of the  securities  sold short or  securities  convertible  into or exchangeable  for such  securities.  Because the Fund  ordinarily  will want to continue to receive  interest  and dividend payments on securities in its portfolio that are convertible  into the securities sold short,  the Fund will normally close out a short  position  covered by  convertible  securities by purchasing  and  delivering an equal amount of the securities sold short, rather than by delivering the convertible securities that it already holds.

..........The Fund will make a short sale, as a hedge, when it believes that the price of a security may decline,  causing a decline in the value of a security  owned by the Fund or a security  convertible  into or  exchangeable  for such security.
In such  case,  any  future  losses in the  Fund's  long  position  should  be  reduced  by a gain in the  short  position.
Conversely,  any gain in the long  position  should be  reduced by a loss in the short  position.  The extent to which such gains or losses are reduced  will depend upon the amount of the security  sold short  relative to the amount the Fund owns, either  directly or  indirectly,  and, in the case where the Fund owns  convertible  securities,  changes in the conversion premium.  In determining the number of shares to be sold short against the Fund's position in a convertible  security,  the anticipated  fluctuation  in the  conversion  premium  is  considered.  The Fund  may also  make  short  sales to  generate additional  income from the  investment of the cash proceeds of short sales.  In no event may more than 10% of the value of the Fund's total assets be deposited or pledged as collateral for short sales at any time.

..........Foreign  Securities.  The Fund normally invests primarily in foreign  securities,  including  American  Depositary
Receipts ("ADRs") and European  Depositary  Receipts  ("EDRs").  Generally,  ADRs, in registered form, are designed for use in the United States securities  markets,  and EDRs, in bearer form, are designed for use in European  securities  markets.
ADRs and EDRs may be listed on stock  exchanges,  or traded in OTC markets in the United States or Europe,  as the case may
be.  ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

..........To the extent the Fund  invests  in  securities  denominated  in  foreign  currencies,  the Fund bears the risk of changes in the exchange rates between U.S.  currency and the foreign  currency,  as well as the  availability and status of foreign  securities  markets.  The Fund's  investments in securities  denominated in foreign  currencies  generally will be marketable  equity  securities  (including  common and preferred stock,  depositary  receipts for stock and fixed income or equity  securities  exchangeable  for or  convertible  into  stock) of foreign  companies  that  generally  are listed on a recognized  foreign  securities  exchange  or traded  in a foreign  over-the-counter  market.  The Fund may also  invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market.

..........Investments by the Fund in foreign securities,  whether denominated in U.S. currencies or foreign currencies,  may entail  risks that are  greater  than  those  associated  with  domestic  investments.  The risks of  investing  in foreign securities  are  discussed  in detail in this  Statement  and the  Trust's  Prospectus  under  "Certain  Risk  Factors  and
Investment  Methods."  Investment  by the Fund in ADRs,  EDRs and similar  securities  also may entail some or all or these risks. The Sub-advisor seeks to mitigate the risks associated with foreign  investment through  diversification  and active professional management.

...................Developing  Countries.  A developing country or emerging market country can be considered to be a country that is in the  initial  stages of its  industrialization  cycle.  Currently,  emerging  markets  generally  include  every country in the world  other than the  developed  European  countries  (primarily  in Western  Europe),  the United  States,
Canada,  Japan,  Australia,  New Zealand,  Hong Kong and Singapore.  The  characteristics  of markets can change over time.
Currently,  the Sub-advisor  believes that investing in many emerging  markets is not desirable or feasible  because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome  repatriation and similar restrictions,  the
lack  of  organized  and  liquid  securities  markets,   unacceptable  political  risks  or  other  reasons.  As  desirable opportunities  to invest in securities in emerging  markets  develop,  the Fund may expand and further broaden the group of emerging markets in which it invests.

..........Many of the risks  relating  to  foreign  securities  generally  will be greater  for  emerging  markets  than for developed  countries.  Many emerging  markets have  experienced  substantial  rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have very  negative  effects on the economies and securities  markets for certain  developing  markets.  Economies in emerging markets  generally are heavily  dependent upon international  trade and  accordingly,  have been and may  continue to be affected  adversely by trade  barriers,  exchange controls,  managed  adjustments in relative currency values and other  protectionist  measures imposed or negotiated by the countries  with which they trade.  These  economies  also have been and may  continue to be affected  adversely by economic conditions in the countries  with which they trade.  There also may be a lower level of securities  market  monitoring  and regulation of developing markets and the activities of investors in such markets,  and enforcement of existing  regulations has been  extremely  limited.  The  possibility  of revolution  and the  dependence on foreign  economic  assistance may be greater in these countries than in developed countries.

..........In addition,  brokerage commissions,  custodial services and other costs relating to investment in foreign markets are often higher than the costs of  investing  in the United  States;  this is  particularly  true with respect to emerging markets.  Such markets have different  settlement and clearance  procedures.  In certain markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such transactions.  Such  settlement  problems may cause emerging  market  securities to be illiquid.  The inability of the Fund to make intended  securities  purchases  due to  settlement  problems  could cause the Fund to miss  attractive  investment opportunities.  Inability to dispose of a portfolio  security  caused by settlement  problems could result in losses to the
Fund due to  subsequent  declines in value of the  portfolio  security  or, if the Fund has entered into a contract to sell the  security,  could  result in  liability  to the  purchaser.  Certain  emerging  markets  may lack  clearing  facilities equivalent  to those in  developed  countries.  Accordingly,  settlements  can pose  additional  risks in such  markets and ultimately can expose the Fund to the risk of losses resulting from its inability to recover from a counterparty.

..........The risk also exists that an emergency  situation may arise in one or more  emerging  markets as a result of which trading of securities may cease or may be substantially  curtailed and prices for the Fund's  portfolio  securities in such markets may not be readily  available.  The Fund's  portfolio  securities  in the  affected  markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.

..........Portfolio  Turnover.  Any particular security will be sold, and the proceeds  reinvested,  whenever such action is deemed prudent from the viewpoint of the Fund's  investment  objective,  regardless of the holding period of that security.
Additional  information  about portfolio  turnover is included in this Statement  under  "Portfolio  Transactions"  and the
Trust's Prospectus under  "Portfolio Turnover."

         Options, Futures and Currency Strategies.  The Fund may use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments.  These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         General Risks of Options,  Futures and Currency Strategies.  The use by the Fund of options, futures contracts and forward currency contracts involves special  considerations and risks. For example,  there might be imperfect  correlation, or even no correlation,  between the price movements or an instrument  (such as an option contract) and the price movements of the investments  being hedged. In these  circumstances,  if a "protective put" is used to hedge a potential decline in a security and the security does decline in price,  the put option's  increased  value may not completely  offset the loss in the underlying  security.  Such a lack of correlation  might occur due to factors unrelated to the value of the investments being hedged,  such as changing  interest  rates,  market  liquidity,  and speculative or other pressures on the markets in which the hedging instrument is traded.

          The Fund will not enter into a hedging  transaction if the  Sub-advisor  determines that the cost of hedging will exceed the potential benefit to the Fund.

         Additional  information on these  instruments is included in this SAI and the Company's  Prospectus under "Certain
Risk Factors and  Investment  Methods."  Certain risks  pertaining to particular  strategies  are described in the sections that follow.

                  Cover.  Transactions  using  forward  contracts,  futures  contracts  and  options  (other  than  options purchased by a Fund) expose the Fund to an obligation to another  party.  A Fund will not enter into any such  transactions unless it owns  either (1) an  offsetting  ("covered")  position  in  securities,  currencies,  or other  options,  forward contracts or futures  contracts or (2) cash or liquid  assets with a value  sufficient  at all times to cover its potential obligations  not covered as provided in (1) above.  The Fund will  comply  with SEC  guidelines  regarding  cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

         Assets used as cover cannot be sold while the position in the corresponding forward contract,  futures contract or option is open,  unless they are replaced  with other  appropriate  assets.  If a large  portion of a Fund's assets is used for cover or otherwise set aside, it could affect  portfolio  management or the Fund's ability to meet redemption  requests or other current obligations.

                  Writing Call Options.  The Fund may write (sell) covered call options on securities,  futures  contracts, forward  contracts,  indices and  currencies.  Writing call options can serve as a limited  hedge  because  declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

                  Writing Put Options.  The Fund may write (sell) put options on  securities,  futures  contracts,  forward contracts,  indices and  currencies.  The Fund would write a put option at an exercise  price that,  reduced by the premium received on the option,  reflects the lower price it is willing to pay for the underlying  security,  contract or currency.
The risk in such a  transaction  would be that the market  price of the  underlying  security,  contract or currency  would decline below the exercise price less the premium received.

                  Purchasing  Put Options.  The Fund may purchase put options on  securities,  futures  contracts,  forward contracts,  indices and  currencies.  The Fund may enter into  closing  sale  transactions  with  respect to such  options, exercise such option or permit such option to expire.

         The Fund may also purchase put options on  underlying  securities,  contracts or  currencies  against which it has written  other put options.  For example,  where the Fund has written a put option on an underlying  security,  rather than entering a closing  transaction of the written  option,  it may purchase a put option with a different  strike price and/or expiration  date that would  eliminate  some or all of the risk  associated  with the written  put.  Used in  combinations, these  strategies  are commonly  referred to as "put  spreads."  Likewise,  the Fund may write call  options on  underlying securities,  contracts or  currencies  against  which it has purchased  protective  put options.  This strategy is commonly referred to as a "collar."

                  Purchasing Call Options.  The Fund may purchase  covered call options on securities,  futures  contracts, forward  contracts,  indices  and  currencies.  The Fund may enter into  closing  sale  transactions  with  respect to such options, exercise such options or permit such options to expire.

         The Fund may also  purchase call options on underlying  securities,  contracts or currencies  against which it has written other call options. For example,  where the Fund has written a call option on an underlying  security,  rather than entering a closing  transaction of the written option,  it may purchase a call option with a different  strike price and/or expiration  date that would  eliminate  some or all of the risk  associated  with the written call.  Used in  combinations, these strategies are commonly referred to as "call spreads."

         Options may be either listed on an exchange or traded in  over-the-counter  ("OTC")  markets.  Listed  options are third-party  contracts  (i.e.,  performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing  corporation) and have standardized  strike prices and expiration dates. OTC options are two-party  contracts with negotiated  strike  prices and  expiration  dates.  The Fund will not purchase an OTC option  unless it believes that daily valuations for such options are readily  obtainable.  OTC options differ from  exchange-traded  options in that OTC options are  transacted  with  dealers  directly  and not  through a clearing  corporation  (which  would  guarantee  performance).
Consequently,  there is a risk of non-performance by the dealer.  Since no exchange is involved,  OTC options are valued on the basis of an  average  of the last bid  prices  obtained  from  dealers,  unless a  quotation  from  only one  dealer is available, in which case only that dealer's price will be used.

                  Index  Options.  The risks of  investment  in index  options may be greater than  options on  securities.
Because  index  options are settled in cash,  when the Fund writes a call on an index it cannot  provide in advance for its potential  settlement  obligations  by acquiring  and holding the  underlying  securities.  The Fund can offset some of the risk of writing a call index option  position by holding a diversified  portfolio of  securities  similar to those on which the underlying index is based.  However,  the Fund cannot, as a practical matter,  acquire and hold a portfolio  containing exactly the same  securities  as underlie the index and, as a result,  bears a risk that the value of the  securities  held will not be perfectly correlated with the value of the index.

                  Limitations on Options.  The Fund will not write options if,  immediately  after such sale, the aggregate value of securities or obligations  underlying the  outstanding  options  exceeds 20% of the Fund's total assets.  The Fund will not purchase  options if, at the time of the  investment,  the aggregate  premiums paid for the options will exceed 5%
of the Fund's total assets.

                  Interest  Rate,  Currency  and Stock Index  Futures  Contracts.  The Fund may enter into  interest  rate, currency or stock index futures  contracts  (collectively,  "Futures" or "Futures  Contracts")  and options on Futures as a hedge  against  changes  in  prevailing  levels  of  interest  rates,  currency  exchange  rates  or  stock  price  levels, respectively,  in order to establish more  definitely the effective  return on securities or currencies held or intended to be acquired by it. The Fund's  hedging may include sales of Futures as an offset  against the effect of expected  increases in interest  rates,  and  decreases  in currency  exchange  rates and stock  prices,  and  purchase of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified  security or currency
(or deliver a cash settlement  price, in the case of an index future) for a specified price at a designated  date, time and place. A stock index future  provides for the delivery,  at a designated  date,  time and place, of an amount of cash equal to a specified  dollar  amount times the  difference  between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.

         The Fund will only enter into Futures  Contracts that are traded on futures  exchanges and are  standardized as to maturity  date and  underlying  financial  instrument.  Futures  exchanges  and  trading  thereon in the United  States are regulated under the Commodity Exchange Act and by the CFTC.

         The Fund's Futures  transactions  will be entered into for hedging purposes only; that is, Futures will be sold to protect  against a decline in the price of  securities  or  currencies  that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of  securities  or  currencies it has committed to purchase or expects to purchase.

         If the Fund were  unable to  liquidate  a Future or an option on Futures  position  due to the absence of a liquid secondary  market or the  imposition of price limits,  it could incur  substantial  losses.  The Fund would  continue to be subject to market risk with  respect to the  position.  In  addition,  except in the case of  purchased  options,  the Fund might be required to maintain the  position  being hedged by the Future or option or to maintain  cash or  securities  in a segregated account.

         Additional  information on Futures,  options on Futures, and their risks is included in this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Forward  Contracts.  A forward  contract is an  obligation,  usually  arranged with a commercial  bank or other currency  dealer,  to purchase or sell a currency  against another currency at a future date and price as agreed upon by the  parties.  The Fund either may accept or make  delivery of the  currency  at the  maturity of the forward  contract.
The Fund may also, if its contra party agrees prior to maturity,  enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Forward  contracts are traded  over-the-counter,  and not on organized  commodities or securities  exchanges.  As a result,  it may be more  difficult to value such  contracts,  and it may be difficult to enter into closing transactions.

         The cost to the Fund of engaging in forward  contracts  varies with factors such as the currencies  involved,  the length of the contract period and the market  conditions  then  prevailing.  Because forward  contracts are usually entered into on a  principal  basis,  no fees or  commissions  are  involved.  The use of  forward  contracts  does  not  eliminate fluctuations in the prices of the underlying  securities the Fund owns or intends to acquire,  but it does establish a rate of exchange in advance.

         Additional  information on forward contracts and their risks is included in this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent  permitted by the
1940 Act and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

         Investment Policy Which May Be Changed Without  Shareholder  Approval.  The following  limitation is applicable to the ASAF Strong  International Equity Fund. This limitation is not a "fundamental"  restriction,  and may be changed by the
Directors without shareholder approval.  The Fund will not:

         1.       Make investments for the purpose of gaining control of a company's management.

ASAF JANUS OVERSEAS GROWTH FUND:

Investment  Objective:  The  investment  objective of the ASAF Janus Overseas  Growth Fund is to seek  long-term  growth of capital.

Investment Policies:

..........Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial  indices,  and  foreign  currencies  and  options on such  contracts,  and may  invest in options on  securities, financial  indices  and  foreign  currencies,  forward  contracts  and  swaps.  The Fund  will not enter  into any  futures contracts or options on futures  contracts if the aggregate  amount of the Fund's  commitments  under  outstanding  futures contracts  positions  and  options on futures  contracts  written  by the Fund would  exceed the market  value of the total assets of the Fund (i.e., no  leveraging).  The Fund may invest in forward  currency  contracts with stated values of up to the value of the Fund's assets.

..........The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the  types  of  securities  in which  the Fund is  permitted  to  invest  directly.  The  Fund  will  effect  such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan institutions)  deemed  creditworthy  by the  Sub-advisor,  and only pursuant to procedures  adopted by the  Sub-advisor for monitoring  the  creditworthiness  of those  entities.  To the  extent  that an option  bought or  written by the Fund in a negotiated  transaction is illiquid,  the value of an option bought or the amount of the Fund's obligations under an option written by the Fund,  as the case may be, will be subject to the Fund's  limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the  Fund to  effect  an  offsetting  transaction  at a time  when the
Sub-advisor  believes  it  would  be  advantageous  for the  Fund to do so.  For a  description  of  these  strategies  and instruments and certain risks involved therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and
Investment Methods."

..........Eurodollar Instruments.  The Fund may make investments in Eurodollar instruments.  Eurodollar instruments are U.S.
dollar-denominated  futures  contracts or options thereon which are linked to the London Interbank  Offered Rate ("LIBOR"), although foreign  currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers  to obtain a fixed rate for the  lending of funds and  sellers to obtain a fixed rate for  borrowings.  The Fund might use Eurodollar  futures  contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

..........Swaps and  Swap-Related  Products.  The Fund may enter  into  interest  rate  swaps,  caps and floors on either an asset-based  or  liability-based  basis,  depending  upon  whether it is hedging  its assets or its  liabilities,  and will usually  enter into  interest  rate swaps on a net basis  (i.e.,  the two payment  streams  are netted  out,  with the Fund receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlement  with respect to each  interest  rate swap will be  calculated on a daily basis and an amount of cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the accrued excess will be  maintained  in a segregated  account by the custodian of the Fund. If the Fund enters into an interest rate swap on other than a net basis,  it would maintain a segregated  account in the full amount accrued on a daily basis of its obligations  with  respect to the swap.  The Fund will not enter into any  interest  rate  swap,  cap or floor  transaction unless the  unsecured  senior debt or the  claims-paying  ability of the other  party  thereto is rated in one of the three highest rating categories of at least one nationally  recognized  statistical  rating  organization at the time of entering into such  transaction.  The Sub-advisor will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other  party to such a  transaction,  the Fund will have  contractual  remedies  pursuant  to the agreements related to the transaction.

..........The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined that, as a result,  the swap  market  has  become  relatively  liquid.  Caps and floors  are more  recent  innovations  for which standardized  documentation  has not yet been developed and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate  cash or other liquid  assets  having an aggregate  net asset value at least equal to the full amount,  accrued on a daily basis,  of its  obligations  with respect to any caps or floors.

..........There is no limit on the amount of interest  rate swap  transactions  that may be entered into by the Fund.  These transactions  may in some  instances  involve the  delivery of  securities  or other  underlying  assets by the Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those markets,  the risk of loss  with  respect  to  interest  rate  swaps  is  limited  to the net  amount  of the  payments  that the Fund is contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the
Fund would risk the loss of the net amount of the payments that it contractually  is entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors without  limitation,  subject to the segregation  requirement  described above. For an additional discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

..........Investment  Company  Securities.  From  time to time,  the Fund  may  invest  in  securities  of other  investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act.  The Fund may invest in  securities  of money market funds managed by the  Sub-advisor  subject to the terms of an exemptive  order obtained by the  Sub-advisor  and the funds that are advised or sub-advised by the Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money  market  fund  managed by the  Sub-advisor  to the greater of (i) 5% of its total  assets or (ii) $2.5  million, although the Company's Board of Directors may increase this limit up to 25% of the Company's total assets.

..........Zero-Coupon,  Pay-In-Kind and Step Coupon Securities.  The Fund may invest up to 10% of its assets in zero-coupon, pay-in-kind and step coupon  securities.  For a discussion of zero-coupon  debt securities and the risks involved  therein, see this SAI under "Certain Risk Factors and Investment Methods."

..........Pass-Through   Securities.   The  Fund  may  invest  in  various  types  of  pass-through   securities,   such  as
mortgage-backed  securities,  asset-backed  securities and participation  interests.  A pass-through security is a share or certificate  of interest in a pool of debt  obligations  that have been  repackaged by an  intermediary,  such as a bank or broker-dealer.  The  purchaser  of a  pass-through  security  receives  an  undivided  interest in the  underlying  pool of securities.  The issuers of the underlying  securities make interest and principal  payments to the intermediary  which are passed  through to  purchasers,  such as the Fund.  For an additional  discussion of  pass-through  securities  and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Depositary  Receipts.  The Fund may invest in sponsored and unsponsored  American  Depositary  Receipts  ("ADRs"), which are receipts issued by an American bank or trust company  evidencing  ownership of underlying  securities issued by a foreign  issuer.  ADRs,  in registered  form,  are designed for use in U.S.  securities  markets.  Unsponsored  ADRs may be created  without the  participation  of the foreign  issuer.  Holders of these ADRs generally bear all the costs of the ADR facility,  whereas  foreign issuers  typically bear certain costs in a sponsored ADR. The bank or trust company  depositary of an  unsponsored  ADR may be under no  obligation  to  distribute  shareholder  communications  received from the foreign issuer or to pass through  voting  rights.  The Fund may also invest in European  Depositary  Receipts  ("EDRs"),  receipts issued by a European financial  institution  evidencing an arrangement  similar to that of ADRs, Global Depositary Receipts
("GDRs") and in other similar instruments representing securities of foreign companies.  EDRs, in bearer form, are designed for use in European securities markets.  GDRs are securities convertible into equity securities of foreign issuers.

..........Reverse Repurchase  Agreements.  The Fund may enter into reverse repurchase  agreements.  The Fund will enter into such agreements only to provide cash to satisfy  unusually heavy  redemption  requests and for other temporary or emergency purposes,  rather than to obtain cash to make  additional  investments.  Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised or  sub-advised  by the  Sub-advisor  may invest in repurchase  agreements and other money market  instruments  through a joint trading  account.  For a discussion  of reverse  repurchase  agreements  and the risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Other  Income-Producing  Securities.  Other  types of  income  producing  securities  that  the Fund may  purchase include, but are not limited to, the following types of securities:

..........         Variable and Floating Rate Obligations.  These types of securities are relatively  long-term  instruments that often  carry  demand  features  permitting  the  holder to demand  payment of  principal  at any time or at  specified intervals prior to maturity.

..........         Standby Commitments.  These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

..........         Tender  Option  Bonds.  Tender  option  bonds are  relatively  long-term  bonds that are coupled with the agreement  of a third  party  (such as a broker,  dealer or bank) to grant the  holders  of such  securities  the option to tender the securities to the institution at periodic intervals.

..........         Inverse Floaters.  Inverse floaters are debt instruments whose interest bears an inverse  relationship to the interest rate on another security.  The Fund will not invest more than 5% of its assets in inverse  floaters.  The Fund will purchase standby  commitments,  tender option bonds and instruments with demand features  primarily for the purpose of increasing the liquidity of the Fund.

..........Investment  Policies  Which May be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval:

..........1.       The Fund will not (i) enter into any futures  contracts and related  options for purposes other than bona fide hedging  transactions  within the meaning of CFTC regulations if the aggregate initial margin and premiums required to establish  positions in futures  contracts and related  options that do not fall within the definition of bona fide hedging transactions  will  exceed 5% of the fair market  value of the Fund's net assets,  after  taking  into  account  unrealized profits and unrealized  losses on any such contracts it has entered into; and (ii) enter into any futures  contracts if the aggregate amount of the Fund's commitments under outstanding  futures contracts  positions would exceed the market value of its total assets.

..........2.       The Fund does not currently  intend to sell securities  short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold short without the payment of any additional  consideration therefor,  and provided that  transactions in futures,  options,  swaps and forward  contracts are not deemed to constitute selling securities short.

..........3.       The Fund does not  currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are necessary for the clearance of  transactions,  and provided that margin payments and other deposits  in  connection  with  transactions  in  futures,  options,  swaps and  forward  contracts  shall not be deemed to constitute purchasing securities on margin.

..........4.       The Fund does not  currently  intend to purchase  securities  of other  investment  companies,  except in compliance  with the 1940  Act or the  conditions  of any  order of  exemption  from  the SEC  regarding  the  purchase  of securities of money market funds managed by the Sub-advisor or its affiliates.

..........5.       The Fund may not mortgage or pledge any securities  owned or held by the Fund in amounts that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse  repurchase agreements,  deposits of assets to margin,  guarantee  positions in futures,  options,  swaps or forward contracts,  or the segregation of assets in connection with such contracts.

..........6.       The Fund does not currently  intend to purchase any security or enter into a repurchase  agreement if, as a result,  more than 15% of its net assets would be invested in repurchase  agreements  not entitling the holder to payment of  principal  and  interest  within  seven days and in  securities  that are  illiquid  by virtue of legal or  contractual restrictions  on resale or the absence of a readily  available  market.  The Directors of the Company,  or the  Sub-advisor acting  pursuant to authority  delegated by the Directors of the Company,  may determine  that a readily  available  market exists  for  securities  eligible  for  resale  pursuant  to  Rule  144A  under  the  Securities  Act of 1933  ("Rule  144A
Securities"),  or any successor to such rule, and Section 4(2) commercial  paper.  Accordingly,  such securities may not be subject to the foregoing limitation.

..........7.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

..........In general,  within the restrictions outlined herein, the Fund has broad powers with respect to investing funds or holding  them  uninvested.  Investments  are  varied  according  to what is judged  advantageous  under  changing  economic conditions.  It  will be the  Sub-advisor's  policy  to  retain  maximum  flexibility  in  management  without  restrictive provisions  as to the  proportion  of one or  another  class of  securities  that may be held,  subject  to the  investment restrictions  described  below.  It is the  Sub-advisor's  intention  that  the  Fund  will  generally  consist  of  equity securities.  However,  the  Sub-advisor  may invest the assets of the Fund in varying  amounts in other  instruments and in senior  securities,  such as bonds,  debentures,  preferred  stocks and  convertible  issues,  when such a course is deemed appropriate in order to attempt to attain its financial objective.

         Foreign Currency  Transactions  and Forward  Contracts.  The Fund may conduct foreign  currency  transactions on a spot basis (i.e.,  cash) or forward basis (i.e., by entering into forward  currency  exchange  contracts,  currency options and futures  transactions to purchase or sell foreign  currencies).  Although  foreign  exchange  dealers  generally do not charge a fee for such  transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

         Forward  contracts are customized  transactions  that require a specific amount of a currency to be delivered at a specific  exchange rate on a specific date or range of dates in the future.  Forward  contracts are generally  traded in an interbank market directly between currency traders (usually larger  commercial  banks) and their customers.  The parties to a forward  contract  may agree to offset or  terminate  the  contract  before its  maturity,  or may hold the  contract  to maturity and complete the contemplated currency exchange.

         The following  summarizes the principal currency  management  strategies for the Fund involving forward contracts.
The Fund may also use swap  agreements,  indexed  securities,  and  options  and  futures  contracts  relating  to  foreign currencies for the same purposes.

(1)......Settlement  Hedges or  Transaction  Hedges.  When the  Sub-advisor  wishes to lock in the U.S.  dollar  price of a
         ------------------------------------------
foreign  currency  denominated  security when the Fund is  purchasing  or selling the  security,  the Fund may enter into a forward contract to do so. This type of currency  transaction,  often called a "settlement  hedge" or "transaction  hedge,"
protects the Fund against an adverse  change in foreign  currency  values  between the date a security is purchased or sold and the date on which  payment is made or  received  (i.e.,  "settled).  Forward  contracts  to  purchase or sell a foreign currency may also be used by the Fund in  anticipation  of future  purchases or sales of securities  denominated in foreign currency,  even if the  specific  investments  have  not yet been  selected  by the  Sub-advisor.  This  strategy  is often referred to as "anticipatory hedging."

(2)......Position  Hedges.  When the  Sub-advisor  believes  that the currency of a particular  foreign  country may suffer
         ----------------
substantial  decline against the U.S.  dollar,  the Fund may enter into a forward  contract to sell foreign  currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such  foreign  currency.  This use of a forward  contract is  sometimes  referred to as a "position hedge." For  example,  if a Fund owned  securities  denominated  in Euros,  it could enter into a forward  contract to sell
Euros in return for U.S.  dollars to hedge against possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency  fluctuations,  but would not tend to offset changes in security values caused by other factors.

         The Fund could also hedge the position by entering into a forward  contract to sell another  currency  expected to perform  similarly to the currency in which the Fund's existing  investments  are  denominated.  This type of hedge,  often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency,  but may not hedge currency  exposure as effectively as a simple  position  hedge against U.S.  dollars.  This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The precise matching of forward contracts in the amounts and values of securities  involved generally would not be possible  because the future  values of such foreign  currencies  will change as a consequence  of market  movements in the values of those  securities  between the date the  forward  contract  is entered  into and the date it matures.  Predicting short-term  currency  market  movements is  extremely  difficult,  and the  successful  execution  of a short-term  hedging strategy is highly  uncertain.  Normally,  consideration  of the prospect for currency  parities will be incorporated  into the long-term  investment  decisions made with respect to overall  diversification  strategies.  However,  the  Sub-advisor believes that it is important to have  flexibility to enter into such forward  contracts when it determines that the Fund's best interests may be served.

         At the maturity of the forward contract,  the Fund may either sell the portfolio security and make delivery of the foreign  currency,  or it may retain the  security  and  terminate  the  obligation  to deliver  the  foreign  currency  by purchasing an  "offsetting"  forward  contract with the same currency trader  obligating the Fund to purchase,  on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute  precision the market value of portfolio  securities at the  expiration of the forward  contract.  Accordingly,  it may be necessary for the Fund to purchase  additional  foreign  currency on the spot  market  (and bear the  expense of such  purchase)  if the  market  value of the  security  is less than the amount of foreign  currency the Fund is obligated to deliver and if a decision is made to sell the security and make  delivery of the foreign currency the Fund is obligated to deliver.

(3)......Shifting Currency Exposure.  The Fund may also enter into forward contracts to shift its investment  exposure from
         --------------------------
one currency into another.  This may include shifting exposure from U.S. dollars to foreign  currency,  or from one foreign currency to another  foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is  purchased,  much as if the Fund had sold a security  denominated  in one currency and purchased an equivalent  security  denominated in another currency.  For example,  if the Sub-advisor  believes that the U.S. dollar may suffer a  substantial  decline  against  the Euro,  it could enter into a forward  contract  to purchase  Euros for a fixed amount of U.S.  dollars.  This  transaction  would protect against losses resulting from a decline in the value of the U.S.
dollar, but would cause the Fund to assume the risk of fluctuations in the value of the Euro.

         Successful use of currency  management  strategies will depend on the  Sub-advisor's  skill in analyzing  currency values.  Currency  management  strategies may substantially  change the Fund's  investment  exposure to changes in currency rates and could result in losses to the Fund if  currencies  do not perform as the  Sub-advisor  anticipates.  For example, if a  currency's  value rose at a time when the  Sub-advisor  hedged the Fund by selling the  currency in exchange for U.S.
dollars,  the Fund would not  participate in the  currency's  appreciation.  Similarly,  if the  Sub-advisor  increases the
Fund's  exposure to a currency and that  currency's  value  declines,  the Fund will sustain a loss.  There is no assurance that the  Sub-advisor's  use of foreign currency  management  strategies will be advantageous to the Fund or that they will hedge at appropriate times.

         The Fund will cover outstanding  forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying  the forward  contract or the currency  being  hedged.  To the extent that the Fund is not able to cover its forward currency  positions with underlying  portfolio  securities,  the Fund's custodian will segregate  cash or other liquid assets having a value equal to the aggregate  amount of the Fund's  commitments  under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

         For an additional  discussion of foreign currency  contracts and forward contracts and the risks involved therein, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Derivative  Securities.  To the extent  permitted by its investment  objectives and policies  discussed  elsewhere herein,  the Fund may invest in securities that are commonly  referred to as "derivative"  securities.  Certain  derivative securities are more  accurately  described as  "index/structured"  securities.  Index/structured  securities are derivative securities  whose value or  performance is linked to other equity  securities  (such as depositary  receipts),  currencies, interest rates, indices or other financial indicators ("reference indices").

..........Some  "derivatives,"  such as  mortgage-backed  and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

..........The Fund may not invest in a derivative  security unless the reference index or the instrument to which it relates is an eligible  investment  for the Fund.  For example,  a security  whose  underlying  value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

..........The return on a derivative  security may increase or decrease,  depending  upon changes in the reference  index or instrument to which it relates.

..........There is a range of risks associated with derivative investments, including:

o........the risk that the underlying  security,  interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the  exchange,  either of which may make it difficult or impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment  Manager will report to the Company's  Board of Directors as necessary.  For additional  information on derivatives and their risks, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures and  Options.  The Fund may enter into futures  contracts,  options or options on futures  contracts.  The
Fund may not, however,  enter into a futures transaction for speculative  purposes.  Generally,  futures  transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against the risk of an increase in market value for securities in which the Fund  generally  invests at a time when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

Some futures and options strategies,  such as selling futures,  buying puts and writing calls, hedge the Fund's investments against price  fluctuations.  Other  strategies,  such as buying futures,  writing puts and buying calls,  tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage  commissions  in connection with opening and closing out futures  positions,  these costs are lower than the  transaction  costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities indices that are consistent with the
Fund's  investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of Municipal  Bonds for fixed income  funds,  or the S&P 500 Index for equity funds.  The Fund also may engage in futures and options  transactions based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures  contracts are traded on national  futures exchanges.  Futures  exchanges and trading are regulated  under the Commodity  Exchange Act by the CFTC, a U.S.  government agency.

         Unlike when the Fund  purchases  or sells a bond,  no price is paid or  received by the Fund upon the  purchase or sale of the future.  Initially,  the Fund will be required  to deposit an amount of cash or  securities  equal to a varying specified  percentage of the contract  amount.  This amount is known as initial  margin.  The margin deposit is intended to assure  completion of the contract  (delivery or acceptance of the underlying  security) if it is not  terminated  prior to the specified  delivery date.  Minimum  initial margin  requirements  are  established by the futures  exchanges and may be revised.  In addition,  brokers may  establish  margin  deposit  requirements  that are higher than the exchange  minimums.
Cash held in the margin account is not income  producing.  Subsequent  payments,  called variation  margin, to and from the broker,  will be made on a daily basis as the price of the  underlying  debt  securities  or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.

         Futures and options  prices can be  volatile,  and trading in these  markets  involves  certain  risks,  which are described in more detail in this SAI and the Company's  Prospectus  under  "Certain Risk Factors and  Investment  Methods."
The  Sub-advisor  will seek to minimize  these risks by limiting the contracts  entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

         Options on Futures.  By  purchasing  an option on a futures  contract,  the Fund  obtains  the right,  but not the obligation,  to sell the futures  contract (a put option) or to buy the contract (a call  option) at a fixed strike  price.
The Fund can  terminate its position in a put option by allowing it to expire or by  exercising  the option.  If the option is exercised,  the Fund  completes  the sale of the  underlying  instrument at the strike price.  Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options  that  obligate it to sell (or deliver) the option's  underlying  instrument  upon exercise of the option.  While the receipt of option  premiums would  mitigate the effects of price  declines,  the Fund would give up some ability to  participate in a price increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

         Investments in Companies  with Limited  Operating  History.  The Fund may invest in the securities of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited  operating history may involve greater risks than investments in securities  of more mature  issuers.  By their  nature,  such  issuers  present  limited  operating  history and  financial information  upon which the manager may base its  investment  decision on behalf of the Fund.  In addition,  financial  and other information regarding such issuers, when available, may be incomplete or inaccurate.

         The Fund  will not  invest  more  than 5% of its  total  assets  in the  securities  of  issuers  with less than a three-year operating history. The Sub-advisor will consider periods of capital formation,  incubation,  consolidation,  and research and development in determining whether a particular issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may  engage in short  sales if,  at the time of the short  sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make  delivery  to the  purchaser,  the  executing  broker  borrows  the securities  being sold short on behalf of the seller.  While the short  position is maintained,  the seller  collateralizes its  obligation  to  deliver  the  securities  sold  short in an amount  equal to the  proceeds  of the short  sale plus an additional  margin  amount  established  by the Board of Governors of the Federal  Reserve.  If the Fund engages in a short sale the  collateral  account  will be  maintained  by the  Fund's  custodian.  While the short  sale is open the Fund will maintain in a segregated  custodial  account an amount of securities  convertible  into or exchangeable for such equivalent securities at no additional cost.  These securities would constitute the Fund's long position.

         If the Fund sells short  securities that it owns, any future gains or losses in the Fund's long position should be reduced by a gain or loss in the short  position.  The extent to which such gains or losses are reduced  would  depend upon the amount of the security sold short relative to the amount the Fund owns.  There will be certain  additional  transaction costs  associated  with short sales,  but the Fund will  endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

         Sovereign  Debt  Obligations.  The Fund may purchase  sovereign debt  instruments  issued or guaranteed by foreign governments  or  their  agencies,  including  debt of  emerging  market  countries.  Sovereign  debt  may be in the form of conventional  securities  or other  types of debt  instruments  such as loans  or loan  participations.  Sovereign  debt of developing  countries may involve a high degree of risk and may present a risk of default or  renegotiation or rescheduling of debt payments.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell securities  without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The Sub-advisor  intends to purchase a given security whenever the Sub-advisor  believes it will contribute to the stated  objective  of the  Fund,  even if the same  security  has only  recently  been  sold.  The Fund  will  sell a given security,  no matter for how long or for how short a period it has been held,  and no matter  whether the sale is at a gain or at a loss, if the Sub-advisor  believes that such security is not fulfilling its purpose,  either  because,  among other things, it did not live up to the Sub-advisor's  expectations,  or because it may be replaced with another security holding greater  promise,  or because it has  reached  its  optimum  potential,  or because of a change in the  circumstances  of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general decline in security prices is anticipated,  the Fund may decrease or eliminate  entirely its equity position and increase its cash position,  and when a rise in price levels is anticipated,  the Fund may increase its equity position and decrease its cash position.  However, it should be expected that the Fund will, under most  circumstances,  be essentially fully invested in equity securities.

         Since  investment  decisions are based on the  anticipated  contribution of the security in question to the Fund's objectives,  the rate of portfolio  turnover is irrelevant  when the  Sub-advisor  believes a change is in order to achieve those  objectives,  and the Fund's annual  portfolio  turnover rate cannot be anticipated  and may be  comparatively  high.
Since  the  Sub-advisor  does not take  portfolio  turnover  rate into  account  in making  investment  decisions,  (1) the
Sub-advisor has no intention of accomplishing any particular rate of portfolio  turnover,  whether high or low, and (2) the portfolio turnover rates should not be considered as a representation of the rates that will be attained in the future.

         Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF American Century  International  Growth Fund. These limitations are not  "fundamental"  restrictions and may be changed by the Directors without shareholder approval.  The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments;

         2.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3.       Buy securities on margin or sell short (unless it owns or by virtue of its ownership of other  securities has the right to obtain  securities  equivalent  in kind and amount to the  securities  sold);  however,  the Fund may make margin  deposits in connection with the use of any financial  instrument or any  transaction in securities  permitted under its investment policies;

         4.       Invest in oil, gas or other mineral leases;

         5.       Invest for control or for management.

ASAF PBHG SMALL-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Janus Small-Cap  Growth Fund) is capital growth.  Realization  of income is not a  significant  investment  consideration  and any  income  realized  on the  Fund's investments therefore will be incidental to the Fund's objective.

Investment Policies:

..........Investment  Company  Securities.  From time to time,  the Portfolio  may invest in securities of other  investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act.

..........Depositary  Receipts.  The Fund may invest in sponsored and unsponsored  American  Depositary  Receipts  ("ADRs"), which  are  described  in the  Trust's  Prospectus  under  "Certain  Risk  Factors  and  Investment  Methods."  Holders  of
unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through  voting  rights.  The Fund may also invest in  European  Depositary  Receipts  ("EDRs"),  Global  Depositary  Receipts  ("GDRs")  and  in  other  similar  instruments representing securities of foreign companies.

..........Futures,  Options and Forward  Contracts.  The Fund may enter into  futures  contracts  on  securities,  financial indices,  and  foreign  currencies  and  options on such  contracts,  and may invest in  options on  securities,  financial indices,  and foreign currencies,  and forward contracts.  The Fund will not enter into any futures contracts or options on futures  contracts if the aggregate amount of the Fund's  commitments  under  outstanding  futures  contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total  assets.  The Fund may invest in forward currency contracts with stated values of up to the value of the Fund's assets.

..........The Fund may buy or write options in privately negotiated transactions on the types of securities,  and on indices based on the  types  of  securities,  in which  the Fund is  permitted  to  invest  directly.  The Fund  will  effect  such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor  pursuant to procedures adopted by the Sub-advisor for monitoring the creditworthiness  of those  entities.  To the  extent  that an option  purchased  or  written  by the Fund in a  negotiated transaction is illiquid,  the value of the option purchased or the amount of the Fund's  obligations under an option it has written,  as the case may be, will be subject to the Fund's  limitation  on illiquid  investments.  In the case of illiquid options,  it may not be possible for the Fund to effect an offsetting  transaction  when the Sub-advisor  believes it would be  advantageous  for the Fund to do so. For a description of these  strategies and instruments and certain of their risks, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Convertible  Securities.  Convertible  securities are securities such as rights, bonds, notes and preferred stocks which are convertible  into or exchangeable  for common stocks.  Convertible  securities  have  characteristics  similar to both fixed income and equity  securities.  Because of the conversion  feature,  the market value of convertible  securities tends to move  together  with the market  value of the  underlying  common  stock.  As a result,  the Fund's  selection  of convertible  securities is based,  to a great  extent,  on the  potential  for capital  appreciation  that may exist in the underlying  stock.  The value of convertible  securities is also affected by prevailing  interest rates, the credit quality of the issuer, and any call provisions.

         Warrants.  Warrants are instruments  giving holders the right, but not the obligation,  to buy shares of a company at a given price during a specified period.

         When-Issued and Delayed-Delivery  Securities.  When-issued and delayed-delivery  securities are securities subject
to  settlement  on  a  future  date.  For  fixed  income   securities,   the  interest  rate  realized  on  when-issued  or
delayed-delivery  securities  is  fixed  as of  the  purchase  date  and  no  interest  accrues  to  the  Portfolio  before settlement.  These  securities  are subject to market  fluctuation  due to changes in market  interest  rates and will have the  effect of  leveraging  the Fund's  assets.  The Fund is  permitted  to invest in forward  commitments  or  when-issued securities where such purchases are for investment and not for leveraging  purposes.  One or more segregated  accounts will be established  with the Fund's  custodian  bank, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to the Fund's commitments to purchase when-issued securities.

         Small and Medium Capitalization  Stocks.  Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate  over time.  Therefore,  an  investment  in the Fund may be more suitable for long-term investors who can bear the risk of these  fluctuations.  While the  Sub-advisor  intends to invest in small  capitalization companies  that have strong  balance  sheets and favorable  business  prospects,  any  investment  in small  capitalization companies  involves  greater risk and price volatility than that  customarily  associated with investments in larger,  more established  companies.  This  increased  risk may be due to the  greater  business  risks of their  small or medium  size, limited  markets and financial  resources,  narrow product lines and frequent lack of management  depth.  The securities of small  capitalization  companies  are  often  traded in the  over-the-counter  market,  and might not be traded in  volumes typical of securities traded on a national  securities  exchange.  Thus, the securities of small  capitalization  companies are likely to be less liquid,  and subject to more abrupt or erratic  market  movements,  than  securities of larger,  more established companies.

         Over-The-Counter  Market.  The Fund  will  invest  in  over-the-counter  stocks.  In  contrast  to the  securities exchanges,  the  over-the-counter  market is not a  centralized  facility  which limits  trading  activity to securities of companies  which  initially  satisfy  certain  defined  standards.  Generally,  the  volume of trading  in an  unlisted  or over-the-counter  common  stock is less than the volume of trading in a listed  stock.  This means that the depth of market liquidity  of some stocks in which the Fund invests may not be as great as that of other  securities  and, if the Fund were to dispose of such a stock,  they might have to offer the shares at a discount  from recent  prices,  or sell the shares in small lots over an extended period of time.

..........Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF PBHG Small-Cap Growth Fund. These  limitations are not  "fundamental"  restrictions,  and may be changed by the
Directors without shareholder approval.

..........1.       The Fund does not currently  intend to sell securities  short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold short without the payment of any additional  consideration therefor,  and provided that  transactions in futures,  options,  swaps and forward  contracts are not deemed to constitute selling securities short.

 ........2.       The Fund does not  currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are necessary for the clearance of  transactions,  and provided that margin payments and other deposits  in  connection  with  transactions  in  futures,  options,  swaps and  forward  contracts  shall not be deemed to constitute purchasing securities on margin.

..........3.       The Fund does not currently  intend to purchase any security or enter into a repurchase  agreement if, as a result,  more than 15% of its net assets would be invested in repurchase  agreements  not entitling the holder to payment of  principal  and  interest  within  seven days and in  securities  that are  illiquid  by virtue of legal or  contractual restrictions  on resale or the absence of a readily  available  market.  The Directors,  or the Fund's  Sub-advisor  acting pursuant to authority  delegated by the  Directors,  may determine  that a readily  available  market exists for securities eligible for resale  pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2)  commercial  paper and  municipal  lease  obligations.  Accordingly,  such  securities  may not be subject to the foregoing limitation.

..........4.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF DeAM Small-Cap Growth Fund:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Scudder Small-Cap Growth Fund) is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Investment Policies:

         Options.  The Fund may write  (sell)  call  options on  securities  as long as it owns the  underlying  securities subject to the option,  or an option to purchase the same underlying  securities  having an exercise price equal to or less than the exercise  price of the option,  or will  establish  and  maintain  with the Fund's  custodian  for the term of the option a segregated  account consisting of cash or other liquid securities  ("eligible  securities") to the extent required by applicable  regulation in connection  with the optioned  securities.  The Fund may write put options  provided  that, so long as the Fund is  obligated  as the  writer of the  option,  the Fund owns an option to sell the  underlying  securities subject to the option having an exercise  price equal to or greater than the exercise  price of the option,  or it deposits and maintains with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise  price of the option.  The premium  received for writing an option will reflect,  among other things,  the current market  price of the  underlying  security,  the  relationship  of the  exercise  price to such  market  price,  the  price volatility of the underlying  security,  the option  period,  supply and demand and interest  rates.  The Fund may write or purchase  spread  options,  which are options for which the  exercise  price may be a fixed  dollar  spread or yield spread between the security  underlying  the option and another  security  that is used as a benchmark.  The exercise  price of an option may be below,  equal to or above the  current  market  value of the  underlying  security  at the time the option is written.  The Fund may write  (sell) call and put options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires unexercised,  the writer realizes a gain from the amount of the premium,  plus the interest  income on the  securities  in the  segregated  account.  If the  secured  put  writer  has to buy the  underlying security  because of the exercise of the put option,  the secured put writer incurs an  unrealized  loss to the extent that the current  market value of the  underlying  security is less than the  exercise  price of the put option.  However,  this would be offset in whole or in part by gain from the premium  received and any interest  income earned on the securities in the segregated account.

..........For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options. The Fund may deal in over-the-counter  traded options ("OTC options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally  done by reference to  information  from market  makers,  which  information  is carefully  monitored by the  Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund receives the premium in advance from the dealer.  OTC options are  available for a greater  variety of  securities or other assets,  and for a wider range of expiration dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the position that  purchased OTC options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions  with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary and,  therefore,  present  minimal credit risks to the Fund. The Sub-advisor will monitor the  creditworthiness  of the approved  dealers on an on-going  basis.  The Fund  currently will not engage in
OTC options  transactions  if the amount  invested by the Fund in OTC  options,  plus a "liquidity  charge"  related to OTC options  written by the Fund, plus the amount  invested by the Fund in other illiquid  securities,  would exceed 15% of the
Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering  into  agreements  with dealers to which the Fund sells OTC  options.  Under these agreements  the Fund would have the absolute  right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase  Price").  The "liquidity  charge" referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the intrinsic value of the OTC  option.  The  intrinsic  value of an OTC call  option for such  purposes  will be the amount by which the  current market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise  price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring  a dealer to allow the Fund to  repurchase  a specific  OTC option  written by the Fund,  the
"liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on Securities  Indices.  The Fund, as part of its options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the Fund owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes an option on a  securities  index,  it will be required to deposit  with its  custodian  and  mark-to-market  eligible  securities  to the extent  required by  applicable regulation.  Where the Fund  writes a call  option on a  securities  index at a time when the  contract  value  exceeds the exercise price,  the Fund will also segregate and  mark-to-market,  until the option expires or is closed out, cash or cash equivalents  equal in value to such excess.  The Fund may also purchase and sell options on indices  other than  securities indices,  as available,  such as foreign currency indices.  Because index options are settled in cash, a call writer cannot determine the amount of its  settlement  obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its potential  settlement  obligations  by acquiring and holding the  underlying  securities.  Index options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of  investing  in OTC  options and options on  securities  indices,  and the risks involved therein, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial  Futures  Contracts and Related  Options.  The Fund may enter into  financial  futures  contracts.  This investment  technique  is  designed  primarily  to hedge  (i.e.  protect)  against  anticipated  future  changes  in market conditions or foreign  exchange rates which otherwise might affect  adversely the value of securities or other assets which the Fund  holds or  intends to  purchase.  For  example,  when the  near-term  market  view is  bearish  but the  portfolio composition  is judged  satisfactory  for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash  position,  the Fund can hedge against  market  increases by entering  into futures  contracts to buy  securities or the cash value of an index.  In either case,  the use of futures  contracts  would tend to minimize  portfolio  turnover  and  facilitate  the  Portfolio's pursuit of its  investment  objective.  Also, if the Fund owned  long-term  bonds and interest rates were expected to rise, it could sell financial futures  contracts.  If interest rates did increase,  the value of the bonds held by the Fund would decline,  but this  decline  would  be  offset  in  whole or in part by an  increase  in the  value of the  Fund's  futures contracts.  If, on the other hand,  long-term interest rates were expected to decline,  the Portfolio could hold short-term debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase  futures  contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take advantage of the  anticipated  rise in the value of long-term  bonds without  actually  buying them. The futures  contracts and short-term  debt  securities  could then be liquidated and the cash proceeds used to buy long-term  bonds.  At the time of delivery,  in the case of a contract relating to fixed income securities,  adjustments are made to recognize differences in value arising from the delivery of securities  with a different  interest rate than that  specified in the contract.  In some cases,  securities  to be  delivered  under a futures  contract  may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain factors.  If participants in the futures market elect to close out their contracts through offsetting  transactions  rather than meet margin  requirements,  distortions in the normal  relationship  between the assets and futures  market  could  result.  Price  distortions  also could  result if investors in futures  contracts  decide to make or take  delivery of  underlying  securities  or other  assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures  market.  In addition, because margin requirements in the futures market are less onerous than margin  requirements in the cash market,  increased participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility of these price  distortions and because of the imperfect  correlation  between  movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may  purchase  and write  call and put  options  on  financial  futures  contracts.  Options  on  futures contracts  involve risks similar to those risks relating to  transactions  in financial  futures  contracts.  The Fund will not enter into any  futures  contracts  or options on futures  contracts  if the  aggregate  of the  contract  value of the outstanding  futures contracts of the Fund and futures  contracts subject to outstanding  options written by the Fund would exceed 50% of the total assets of the Fund. For an additional  discussion of investing in financial  futures  contracts and options on financial  futures  contracts and the risks  involved  therein,  see this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

..........Section 4(2) Paper.  The Fund may invest in commercial  paper issued by major  corporations  under the  Securities
Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such  commercial  paper may be issued  only to finance  current  transactions  and must  mature in nine months or less.  Such  commercial  paper is traded primarily by institutional  investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper  market is very  limited.  The Fund also may  invest  in  commercial  paper  issued  in  reliance  on the so-called  "private  placement"  exemption  from  registration  afforded  by  Section  4(2) of the  Securities  Act of 1933
("Section  4(2)  paper").  Section 4(2) paper is  restricted  as to  disposition  under the federal  securities  laws,  and generally  is sold to  institutional  investors,  such as the  Fund,  who  agree  that  they are  purchasing  the paper for investment  and not with a view to public  distribution.  Any  resale by the  purchaser  must be in an exempt  transaction.
Section 4(2) paper  normally is resold to other  institutional  investors  through or with the  assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be considered  illiquid,  and subject to the Fund's  limitation on investing in illiquid  securities,  unless the  Sub-advisor determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.  The Fund may  invest  in  asset-backed  and  mortgage-backed  securities,  including interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation  is a  debt  security  issued  by a  corporation,  trust  or  custodian,  or  by a  U.S.  Government  agency  or instrumentality,  that is  collateralized  by a portfolio or pool of  mortgages,  mortgage  pass-through  securities,  U.S.
Government  securities  or  other  assets.  Collateralized  obligations,  depending  on  their  structure  and the  rate of prepayments, can be volatile.

         The Fund will currently invest in only those  collateralized  obligations that are fully  collateralized and would not  materially  alter the risk profile of the Fund.  Fully  collateralized  means that the  collateral  will generate cash flows  sufficient  to meet  obligations  to  holders of the  collateralized  obligations  under even the most  conservative prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition  and  to  minimize  the  reinvestment  rate  risk  for  cash  flows  between  coupon  dates  for  the collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate  prepayment of all securities purchased  at a premium and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very  conservative  reinvestment  rates and by other means such as by maintaining  the flexibility to increase  principal  distributions in a low interest rate environment.  The effective credit quality of the  collateralized obligations  in  such  instances  is  the  credit  quality  of  the  issuer  of  the  collateral.  The  requirements  as to collateralization  are  determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating agencies,  if rated.  The Fund does not  currently  intend to  invest  more than 5% of its total  assets in  collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest  rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct investments  in mortgage  pass-through  securities.  Classes with shorter  maturities  may have lower  volatility and lower yield while those with longer  maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities  are  not  passed  through  directly  to the  holders  of  these  collateralized obligations.  Rather,  the payments on the  underlying  portfolio or pool of  obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships  may in effect "strip" the interest payments from principal  payments of the underlying  obligations  and allow for the separate  purchase of either the interest or the principal  payments,  sometimes called interest only ("IO") and principal only ("PO")  securities.  By investing in IOs and
POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations are repaid.  In the event of prepayment on or call of such  securities,  the class of  collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of collateralized  obligations will not supply additional  collateral in the event of such prepayment,  there generally will be sufficient collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and  privately-issued  IO's and PO's will be  considered  illiquid for purposes of the
Fund's  limitation on illiquid  securities  unless they are  determined to be liquid under  guidelines  established  by the
Board of Directors.

         In  reliance  on an  interpretation  by the SEC,  the  Fund's  investments  in certain  qualifying  collateralized obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also invest in "inverse  floaters." These inverse floaters are more volatile than conventional  fixed or  floating  rate  collateralized  obligations,  and their yield and value will  fluctuate  in inverse proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will generally  increase when market yields (as reflected by the index) decrease and decrease when market yields  increase.
The  extent of the  volatility  of  inverse  floaters  depends on the  extent of  anticipated  changes  in market  rates of interest.  Generally,  inverse  floaters  provide for  interest  rate  adjustments  based upon a multiple of the  specified interest  index,  which  further  increases  their  volatility.  The  degree  of  additional  volatility  will be  directly proportional  to the size of the multiple used in  determining  interest  rate  adjustments.  Currently,  the Fund does not intend to invest more than 5% of its net assets in inverse floaters.

..........For an additional  discussion of investing in collateralized  obligations and the risks involved therein, see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the
ASAF DeAM  Small-Cap  Growth  Fund.  These  limitations  are not  "fundamental"  restrictions  and may be  changed  without shareholder approval.  The Fund will not:

         1.       Invest for the purpose of exercising control or management of another issuer.

         2.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         3.       Invest more than 15% of its net assets in illiquid securities.

ASAF Gabelli Small-CaP Value Fund:

Investment  Objective:  The investment  objective of the Fund  (formerly,  the ASAF T. Rowe Price Small Company Value Fund)
is to  provide  long-term  capital  growth  by  investing  primarily  in  small-capitalization  stocks  that  appear  to be undervalued.

Investment Policies:

..........Although  primarily all of the Fund's  assets are invested in common  stocks,  the Fund may invest in  convertible securities,  corporate  debt  securities and preferred  stocks.  The  fixed-income  securities in which the Fund may invest include,  but are not  limited  to,  those  described  below.  See this SAI under  "Certain  Risk  Factors  and  Investment
Methods," for an additional discussion of debt obligations.

..........U.S.  Government  Obligations.  Bills,  notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

..........U.S.  Government Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal agencies.  These include  securities  issued by the Federal National  Mortgage  Association,  Government  National Mortgage
Association,  Federal Home Loan Bank,  Federal Land Banks,  Farmers Home  Administration,  Banks for Cooperatives,  Federal
Intermediate  Credit Banks,  Federal Financing Bank, Farm Credit Banks, the Small Business  Association,  and the Tennessee
Valley  Authority.  Some of these  securities  are  supported  by the full faith and credit of the U.S.  Treasury;  and the remainder are  supported  only by the credit of the  instrumentality,  which may or may not include the right of the issuer to borrow from the Treasury.

..........Bank  Obligations.  Certificates  of  deposit,  bankers'  acceptances,  and  other  short-term  debt  obligations.
Certificates of deposit are short-term  obligations of commercial  banks. A bankers'  acceptance is a time draft drawn on a commercial bank by a borrower,  usually in connection with international commercial  transactions.  Certificates of deposit may have fixed or variable rates.  The Fund may invest in U.S. banks,  foreign  branches of U.S.  banks,  U.S.  branches of foreign banks, and foreign branches of foreign banks.

..........Short-Term  Corporate Debt  Securities.  Outstanding  nonconvertible  corporate debt securities  (e.g.,  bonds and debentures)  which have one year or less  remaining  to maturity.  Corporate  notes may have fixed,  variable,  or floating rates.

..........Commercial  Paper.  Short-term  promissory  notes issued by corporations  primarily to finance  short-term  credit needs.  Certain notes may have floating or variable rates.

..........Foreign  Government  Securities.  Issued  or  guaranteed  by  a  foreign  government,  province,  instrumentality, political subdivision or similar unit thereof.

..........Savings  and Loan  Obligations.  Negotiable  certificates  of deposit and other  short-term  debt  obligations  of savings and loan associations.

..........Supranational  Entities.  The Fund may also invest in the securities of certain  supranational  entities,  such as the International Development Bank.

..........Lower-Rated  Debt  Securities.  The Fund's  investment  program  permits it to  purchase  below  investment  grade securities,  commonly  referred  to as "junk  bonds."  The Fund will not  purchase  a junk bond if  immediately  after such purchase  the Fund would have more than 5% of its total  assets  invested in such  securities.  Since  investors  generally perceive  that there are greater  risks  associated  with  investment  in lower  quality  securities,  the yields from such securities  normally exceed those obtainable from higher quality  securities.  However,  the principal value of lower-rated securities  generally  will  fluctuate  more widely than higher  quality  securities.  Lower quality  investments  entail a higher  risk of  default  -- that is,  the  nonpayment  of  interest  and  principal  by the  issuer  than  higher  quality investments.  Such securities are also subject to special risks,  discussed  below.  Although the Fund seeks to reduce risk by portfolio  diversification,  credit analysis, and attention to trends in the economy,  industries and financial markets, such  efforts  will not  eliminate  all risk.  There  can,  of  course,  be no  assurance  that the Fund will  achieve  its investment objective.

..........After  purchase by the Fund, a debt  security may cease to be rated or its rating may be reduced below the minimum required  for  purchase  by the Fund.  Neither  event  will  require a sale of such  security  by the  Fund.  However,  the
Sub-advisor  will consider such event in its  determination  of whether the Fund should  continue to hold the security.  To the extent  that the  ratings  given by Moody's  or S&P may  change as a result of changes in such  organizations  or their rating  systems,  the Fund will attempt to use  comparable  ratings as standards for  investments  in  accordance  with the investment policies contained in the Company's Prospectus.

..........Junk bonds are regarded as  predominantly  speculative  with respect to the  issuer's  continuing  ability to meet principal and interest  payments.  Because  investment in low and lower-medium  quality bonds involves  greater  investment risk, to the extent the Fund invests in such bonds,  achievement of its investment  objective will be more dependent on the
Sub-advisor's  credit  analysis than would be the case if the Fund was investing in higher quality bonds.  For a discussion of the special risks involved in low-rated  bonds,  see this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment Methods."

..........Writing  Covered Call Options.  The Fund may write (sell)  American or European  style  "covered" call options and purchase  options to close out options  previously  written by the Fund. In writing covered call options,  the Fund expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security or currency  involved in the option.  Covered  call  options  will  generally be written on securities or currencies which, in the Sub-advisor's  opinion,  are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

..........The Fund will  write only  covered  call  options.  This means  that the Fund will own the  security  or  currency subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise  price equal to or less than the exercise  price of the  "covered"  option,  or will  establish  and maintain with its custodian for the term of the option,  an account  consisting of cash or other liquid assets having a value equal to the  fluctuating  market value of the optioned securities or currencies.

..........Portfolio  securities or currencies on which call options may be written will be purchased  solely on the basis of investment  considerations  consistent  with the Fund's  investment  objective.  The writing of covered  call  options is a conservative  investment  technique  believed to involve  relatively  little  risk (in  contrast to the writing of naked or uncovered  options,  which the Fund will not do), but capable of enhancing the Fund's total return.  When writing a covered call  option,  a fund,  in return for the  premium,  gives up the  opportunity  for  profit  from a price  increase  in the underlying  security or currency above the exercise price, but conversely  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities  or  currencies  not subject to an option,  the Fund has no control  over when it may be  required  to sell the  underlying  securities  or  currencies,  since it may be  assigned  an exercise  notice at any time prior to the  expiration of its  obligation  as a writer.  If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium;  however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.  If the call option is  exercised, the Fund will realize a gain or loss from the sale of the  underlying  security or  currency.  The Fund does not consider a security  or  currency  covered  by a call to be  "pledged"  as that term is used in the  Fund's  policy  which  limits the pledging or mortgaging of its assets.

..........Call  options  written by the Fund will  normally  have  expiration  dates of less than nine  months from the date written.  The exercise  price of the options may be below,  equal to, or above the current  market values of the underlying securities  or  currencies  at the time the options are written.  From time to time,  the Fund may  purchase an  underlying security or currency  for  delivery in  accordance  with an exercise  notice of a call option  assigned to it,  rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

..........The premium  received is the market  value of an option.  The premium the Fund will  receive  from  writing a call option  will  reflect,  among  other  things,  the  current  market  price of the  underlying  security  or  currency,  the relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  the  Sub-advisor, in determining whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness  of the  anticipated  premium  and the  likelihood  that a liquid  secondary  market  will  exist  for those options.  The premium  received by the Fund for writing  covered  call options will be recorded as a liability of the Fund.
This  liability will be adjusted  daily to the option's  current  market value,  which will be the latest sale price at the time at which the net asset  value per share of the Fund is  computed  (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated  upon  expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying  security or currency upon the exercise of the option.

..........The Fund will realize a profit or loss from a closing purchase  transaction if the cost of the transaction is less or more than the premium  received from the writing of the option.  Because  increases in the market price of a call option will generally  reflect increases in the market price of the underlying  security or currency,  any loss resulting from the repurchase  of a call  option is likely to be offset in whole or in part by  appreciation  of the  underlying  security  or currency owned by the Fund.

..........The Fund will not write a covered  call  option  if, as a result,  the  aggregate  market  value of all  portfolio securities  or  currencies  covering  call or put options  exceeds 25% of the market value of the Fund's total  assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets  covering  written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

..........Writing  Covered Put  Options.  The Fund may write  American or European  style  covered put options and  purchase options to close out options previously written by the Fund.

..........The Fund  would  write put  options  only on a covered  basis,  which  means  that the Fund  would  maintain  in a segregated  account cash, U.S.  government  securities or other liquid  high-grade  debt  obligations in an amount not less than the exercise  price or the Fund will own an option to sell the underlying  security or currency  subject to the option having an exercise  price equal to or greater than the exercise  price of the  "covered"  option at all times while the put option is outstanding.  (The rules of a clearing  corporation  currently require that such assets be deposited in escrow to secure  payment of the exercise  price.) The Fund would  generally  write  covered put options in  circumstances  where the
Sub-advisor  wishes to purchase the  underlying  security or currency for the Fund at a price lower than the current market price of the security or  currency.  In such event the Fund would write a put option at an exercise  price  which,  reduced by the premium  received on the option,  reflects  the lower price it is willing to pay.  Since the Fund would also receive interest on debt  securities or currencies  maintained to cover the exercise price of the option,  this technique  could be used to enhance  current  return during  periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.
Such a decline could be substantial and result in a significant  loss to the Fund. In addition,  the Fund,  because it does not own the specific  securities or currencies  which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

..........The Fund  will not write a covered  put  option  if, as a result,  the  aggregate  market  value of all  portfolio securities  or  currencies  covering put or call options  exceeds 25% of the market  value of the Fund's total  assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets covering  written puts and calls,  the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

..........Purchasing  Put Options.  The Fund may  purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or currency at the exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale transactions  with  respect to such  options,  exercise  them or permit them to expire.  The Fund may  purchase put options for defensive  purposes in order to protect  against an  anticipated  decline in the value of its securities or currencies.
An example of such use of put options is provided in this SAI under "Certain Risk Factors and Investment Methods."

..........The premium  paid by the Fund when  purchasing  a put option will be recorded as an asset of the Fund.  This asset will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset  value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale, the latest bid price.  This asset will be terminated upon expiration of the option,  the selling  (writing) of an identical option in a closing  transaction, or the delivery of the underlying security or currency upon the exercise of the option.

..........Purchasing Call Options.  The Fund may purchase  American or European style call options.  As the holder of a call option,  the Fund has the right to purchase the  underlying  security or currency at the exercise  price at any time during the option period  (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with  respect to such  options,  exercise  them or permit them to expire.  The Fund may  purchase  call options for the purpose of  increasing  its current  return or avoiding  tax  consequences  which could  reduce its current return.  The Fund may also purchase call options in order to acquire the  underlying  securities  or  currencies.  Examples of such uses of call options are provided in this SAI under "Certain Risk Factors and Investment Methods."

..........The Fund may also  purchase  call  options on  underlying  securities  or  currencies  it owns in order to protect unrealized  gains on call options  previously  written by it. A call option would be purchased  for this purpose  where tax considerations  make it inadvisable  to realize such gains through a closing  purchase  transaction.  Call options may also be purchased at times to avoid realizing losses.

..........Dealer  (Over-the-Counter)  Options. The Fund may engage in transactions  involving dealer options.  Certain risks are specific to dealer options.  While the Fund would look to a clearing corporation to exercise  exchange-traded  options, if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased the option to perform if the option  were  exercised.  Failure by the dealer to do so would  result in the loss of the  premium  paid by the Fund as well as loss of the expected  benefit of the transaction.  For a discussion of dealer options,  see this SAI under "Certain
Risk Factors and Investment Methods."

..........Futures Contracts:

..........         Transactions  in Futures.  The Fund may enter into futures  contracts,  including  stock index,  interest rate and  currency  futures  ("futures"  or  "futures  contracts").  The Fund may also  enter into  futures on  commodities related  to the  types of  companies  in which it  invests,  such as oil and gold  futures.  Otherwise  the  nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

..........         Stock  index  futures  contracts  may be used to  attempt  to  hedge a  portion  of the  Fund,  as a cash management  tool,  or as an efficient  way for the  Sub-advisor  to  implement  either an increase or decrease in portfolio market exposure in response to changing  market  conditions.  The Fund may purchase or sell futures  contracts with respect to any stock index.  Nevertheless,  to hedge the Fund  successfully,  the Fund must sell futures  contacts  with respect to indices or subindices  whose  movements  will have a  significant  correlation  with  movements in the prices of the Fund's securities.

..........         Interest  rate or  currency  futures  contracts  may be used to  attempt  to  hedge  against  changes  in prevailing  levels of interest rates or currency  exchange rates in order to establish more definitely the effective return on  securities  or  currencies  held or intended to be acquired by the Fund.  In this regard,  the Fund could sell interest rate or currency  futures as an offset  against the effect of expected  increases  in interest  rates or currency  exchange rates and  purchase  such  futures as an offset  against  the effect of expected  declines  in  interest  rates or currency exchange rates.

..........         The Fund will enter into futures  contracts  which are traded on national or foreign  futures  exchanges, and are  standardized  as to maturity  date and  underlying  financial  instrument.  Futures  exchanges  and trading in the
United  States are regulated  under the Commodity  Exchange Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

..........         Regulatory  Limitations.  The Fund will engage in futures  contracts  and options  thereon  only for bona fide hedging,  yield enhancement,  and risk management  purposes,  in each case in accordance with rules and regulations of the CFTC.

..........         The Fund may not  purchase or sell  futures  contracts  or related  options if, with respect to positions which do not qualify as bona fide hedging under  applicable  CFTC rules,  the sum of the amounts of initial margin deposits and  premiums  paid on those  positions  would  exceed 5% of the net asset  value of the Fund  after  taking  into  account unrealized  profits and unrealized losses on any such contracts it has entered into;  provided,  however,  that in the case of an option that is in-the-money at the time of purchase,  the  in-the-money  amount may be excluded in calculating the 5%
limitation.  For  purposes  of this  policy  options  on  futures  contracts  and  foreign  currency  options  traded  on a commodities  exchange will be  considered  "related  options."  This policy may be modified by the Directors of the Company without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

..........         In instances  involving the purchase of futures  contracts or the writing of call or put options  thereon by the Fund,  an amount of cash or other  liquid  assets  equal to the market  value of the futures  contracts  and options thereon (less any related margin  deposits),  will be identified by the Fund to cover the position,  or  alternative  cover
(such as owning an  offsetting  position)  will be employed.  Assets used as cover cannot be sold while the position in the corresponding  option or future is open,  unless they are replaced with similar  assets.  As a result,  the commitment of a large portion of the Fund's assets as cover could impede  portfolio  management  or the Fund's  ability to meet  redemption requests or other current obligations.

..........Options on Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may invest.  As an  alternative to writing or purchasing  call and put options on stock index  futures,  the Fund may write or  purchase  call and put options on  financial  indices.  Such  options  would be used in a manner  similar to the use of options on futures  contracts.  From time to time,  a single  order to  purchase  or sell  futures  contracts  (or  options thereon)  may be made on  behalf  of the Fund  and  other  mutual  funds or  portfolios  of  mutual  funds  managed  by the
Sub-advisor or Rowe  Price-Fleming  International,  Inc. Such aggregated  orders would be allocated among the Fund and such other  portfolios  managed  by the  Sub-advisor  in a fair  and  non-discriminatory  manner.  See  this  SAI and  Company's
Prospectus  under  "Certain Risk Factors and  Investment  Methods" for a description of certain risks in options and future contracts.

..........Additional  Futures and Options  Contracts.  Although the Fund has no current  intention of engaging in futures or options  transactions  other than those  described  above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

..........Foreign  Futures and Options.  The Fund is permitted to invest in foreign  futures and options.  For a description of foreign futures and options and certain risks involved  therein as well as certain risks involved in foreign  investing, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  and non-U.S.  dollar-denominated  securities of  foreign  issuers.  There  are  special  risks  in  foreign  investing.  Certain  of these  risks  are  inherent  in any international  mutual fund while others relate more to the  countries in which the Fund will invest.  Many of the risks are more  pronounced for  investments  in developing or emerging  countries,  such as many of the countries of Southeast  Asia,
Latin  America,  Eastern  Europe and the Middle East.  For an additional  discussion of certain risks involved in investing in foreign securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Foreign Currency  Transactions.  A forward foreign currency  exchange  contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally  traded in the interbank market  conducted  directly  between currency  traders  (usually large,  commercial  banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

..........The Fund may enter into forward  contracts  for a variety of purposes in  connection  with the  management  of the foreign  securities  portion of its portfolio.  The Fund's use of such contracts would include,  but not be limited to, the following:  First,  when the Fund enters into a contract  for the purchase or sale of a security  denominated  in a foreign currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when the  Sub-advisor  believes that one currency may experience a substantial  movement against another currency,  including the U.S. dollar, it may enter into a forward  contract to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of the Fund's securities  denominated in such foreign currency.  Alternatively,  where appropriate,  the Fund may hedge all or part of its foreign  currency  exposure  through the use of a basket of currencies or a proxy  currency where such currency or currencies act as an effective proxy for other  currencies.  In such a case, the Fund may enter into a forward  contract where the amount of the foreign  currency to be sold  exceeds the value of the  securities  denominated  in such  currency.
The use of this basket  hedging  technique may be more  efficient  and  economical  than  entering  into  separate  forward contracts for each currency held in the Fund.  The precise  matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible since the future value of such  securities in foreign  currencies  will change as a  consequence  of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date it matures.  The projection of short-term  currency market movement is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.  Under normal  circumstances,  consideration of the prospect for currency  parities will be incorporated  into the longer term investment  decisions made with regard to overall  diversification  strategies.  However,  the  Sub-advisor  believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

..........The Fund may enter into forward contracts for any other purpose  consistent with the Fund's  investment  objective and policies.  However, the Fund will not enter into a forward contract,  or maintain exposure to any such contract(s),  if the amount of foreign  currency  required to be delivered  thereunder would exceed the Fund's holdings of liquid assets and currency available for cover of the forward  contract(s).  In determining the amount to be delivered under a contract,  the
Fund may net offsetting positions.

..........At the maturity of a forward contract,  the Fund may sell the portfolio  security and make delivery of the foreign currency,  or it may retain the  security  and either  extend the  maturity  of the forward  contract  (by  "rolling"  that contract forward) or may initiate a new forward contract.

..........If the Fund retains the portfolio  security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as  described  below) to the  extent  that  there has been  movement  in forward  contract  prices.  If the Fund engages  in an  offsetting  transaction,  it may  subsequently  enter  into a new  forward  contract  to sell  the  foreign currency.  Should forward prices  decline  during the period  between the Fund's  entering into a forward  contract for the sale of a foreign  currency and the date it enters into an  offsetting  contract for the purchase of the foreign  currency, the Fund will  realize a gain to the  extent  the price of the  currency  it has  agreed to sell  exceeds  the price of the currency  it has agreed to  purchase.  Should  forward  prices  increase,  the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

..........The Fund's dealing in forward foreign  currency  exchange  contracts will generally be limited to the transactions described  above.  However,  the Fund  reserves the right to enter into forward  foreign  currency  contracts for different purposes and under  different  circumstances.  Of course,  the Fund is not required to enter into  forward  contracts  with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate  by the  Sub-advisor.
It also should be  realized  that this method of hedging  against a decline in the value of a currency  does not  eliminate fluctuations  in the  underlying  prices of the  securities.  It simply  establishes  a rate of exchange at a future  date.
Additionally,  although  such  contracts  tend to  minimize  the risk of loss due to a decline  in the value of the  hedged currency,  at the same time,  they tend to limit any  potential  gain which  might  result from an increase in the value of that currency.

..........Although the Fund values its assets daily in terms of U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis. It will do so from time to time, and investors  should be aware of the costs of currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit  based on the  difference  (the  "spread")  between  the  prices at which  they are  buying  and  selling  various currencies.  Thus, a dealer may offer to sell a foreign  currency to the Fund at one rate,  while offering a lesser rate of exchange  should the Fund desire to resell that currency to the dealer.  For a discussion of certain risk factors  involved in foreign  currency  transactions,  see this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment
Methods."

..........Federal Tax Treatment of Options,  Futures  Contracts and Forward Foreign Exchange  Contracts.  The Fund may enter into certain option,  futures, and forward foreign exchange contracts,  including options and futures on currencies,  which will be treated as Section 1256 contracts or straddles.

..........Transactions  which are considered Section 1256 contracts will be considered to have been closed at the end of the
Fund's  fiscal year and any gains or losses will be  recognized  for tax  purposes at that time.  Such gains or losses from the normal closing or settlement of such  transactions  will be characterized  as 60% long-term  capital gain (taxable at a maximum rate of 20%) or loss and 40%  short-term  capital gain or loss  regardless of the holding  period of the instrument
(or,  in the case of foreign  exchange  contracts,  entirely as  entirely  as  ordinary  income or loss).  The Fund will be required to distribute net gains on such  transactions to  shareholders  even though it may not have closed the transaction and received cash to pay such distributions.

..........Options,  futures and forward  foreign  exchange  contracts,  including  options and futures on currencies,  which offset a foreign dollar denominated bond or currency position may be considered  straddles for tax purposes,  in which case a loss on any  position  in a straddle  will be subject to  deferral  to the  extent of  unrealized  gain in an  offsetting position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed not to begin until the straddle is  terminated.  The holding  period of the security  offsetting  an  "in-the-money  qualified  covered  call"
option on an equity security will not include the period of time the option is outstanding.

..........Losses on written  covered calls and purchased  puts on securities,  excluding  certain  "qualified  covered call"
options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

..........In order for the Fund to continue to qualify for federal income tax treatment as a regulated  investment  company, at least 90% of its gross income for a taxable year must be derived from  qualifying  income,  i.e.,  dividends,  interest, income derived from loans of  securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting  the extent  that net gain  realized  from  option,  futures  or foreign  forward  exchange  contracts  on currencies is qualifying income for purposes of the 90% requirement.

..........As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward contracts  may be deemed a  "constructive  sale" of  offsetting  securities,  which could result in a taxable gain from the sale being  distributed  to  shareholders.  The Fund would be required to distribute any such gain even though it would not receive proceeds from the sale at the time the option, futures or forward position is entered into.

..........Hybrid  Instruments.  Hybrid  Instruments  have been  developed  and  combine the  elements of futures  contracts, options or other  financial  instruments  with those of debt,  preferred  equity or a  depository  instrument  (hereinafter
"Hybrid  Instruments).  Hybrid  Instruments may take a variety of forms,  including,  but not limited to, debt  instruments with  interest or principal  payments or redemption  terms  determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred  stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities with the conversion  terms related to a particular  commodity.  For a discussion of certain  risks  involved in investing in hybrid  instruments  see this SAI under  "Certain  Risk Factors and  Investment
Methods."

..........Reverse  Repurchase  Agreements.  Although  the Fund has no  current  intention,  in the  foreseeable  future,  of engaging in reverse  repurchase  agreements,  the Fund  reserves  the right to do so.  Reverse  repurchase  agreements  are ordinary  repurchase  agreements in which a fund is the seller of, rather than the investor in,  securities,  and agrees to repurchase  them at an agreed upon time and price.  Use of a reverse  repurchase  agreement  may be preferable to a regular sale and later  repurchase of the  securities  because it avoids  certain  market risks and  transaction  costs.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.

         Short Sales.  The Fund may, from time to time,  make short sales of securities it owns or has the right to acquire through  conversion or exchange of other  securities  it owns (short sales  "against the box").  In a short sale,  the Fund does not  immediately  deliver the  securities  sold or receive the proceeds from the sale.  The Fund may make a short sale against  the box in order to hedge  against  market  risks  when it  believes  that the price of a  security  may  decline, affecting  the Fund  directly if it owns that  security  or causing a decline in the value of a security  owned by the Fund that is convertible into the security sold short.

         To secure its obligations to deliver the securities sold short,  the Fund will segregate assets with its custodian in an amount at least equal to the value of the securities sold short or the securities  convertible  into, or exchangeable for, the  securities.  The Fund may close out a short  position by purchasing  and delivering an equal amount of securities sold  short,  rather  than by  delivering  securities  already  held by the Fund,  because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

..........Warrants.  The Fund may acquire warrants.  For a discussion of certain risks involved therein,  see this SAI under
"Certain Risk Factor and Investment Methods."

         Investment in Small,  Unseasoned  Companies.  The Fund may invest in small,  less  well-known  companies that have operated for less than three years  (including  predecessors).  The securities of such companies may have a limited trading market,  which may adversely  affect their  disposition  and can result in their being priced lower than might otherwise be the case. If other  investment  companies and investors who invest in such issuers trade the same  securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.

         Corporate Reorganizations.  In general,  securities of companies engaged in reorganization  transactions sell at a premium to their  historic  market  price  immediately  prior to the  announcement  of the tender  offer or  reorganization proposal.  However,  the increased  market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated  transaction  were approved or consummated.  Such investments may be advantageous when  the  discount  significantly  overstates  the  risk of the  contingencies  involved,  significantly  undervalues  the securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately  to recognize  the  possibility  that the offer or proposal may be replaced or  superseded by an offer or proposal of greater value. The evaluation of such  contingencies  requires  unusually broad knowledge and experience on the part of the Sub-advisor,  which must appraise not only the value of the issuer and its component  businesses and the assets or securities to be received as a result of the  contemplated  transaction,  but also the financial  resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

         In making such investments,  the Fund will be subject to its  diversification  and other investment  restrictions, including the requirement  that,  except with respect to 25% of its assets,  not more than 5% of its assets may be invested in the securities of any issuer (see this SAI under "Fundamental  Investment  Restrictions").  Because such investments are ordinarily short term in nature,  they will tend to increase the Fund's  portfolio  turnover rate,  thereby  increasing its brokerage and other  transaction  expenses.  The Sub-advisor  intends to select  investments of the type described that, in its view,  have a reasonable  prospect of capital  growth that is significant in relation to both the risk involved and the potential of available alternate investments.

..........Lending of Portfolio Securities.  Securities loans are made to broker-dealers or institutional  investors or other persons,  pursuant to  agreements  requiring  that the loans be  continuously  secured by  collateral at least equal at all times to the value of the  securities  lent,  marked to market on a daily basis.  The  collateral  received will consist of cash or U.S.  government  securities.  While the  securities  are  being  lent,  the Fund  will  continue  to  receive  the equivalent  of the interest or dividends  paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the  borrower.  The Fund has a right to call each loan and  obtain the  securities  on three business  days' notice or, in connection  with  securities  trading on foreign  markets,  within such longer period of time which  coincides  with the normal  settlement  period for purchases and sales of such  securities in such foreign  markets.
The Fund will not have the right to vote  securities  while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending  portfolio  securities,  as with other  extensions of secured  credit,  consist of possible  delay in receiving  additional  collateral or in the recovery of the securities or possible loss of rights in the collateral  should the borrower fail  financially.  Loans will only be made to firms deemed to be of good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

..........When-Issued  Securities and Forward Commitment  Contracts.  The Fund may purchase securities on a "when-issued" or delayed delivery basis and may purchase  securities on a forward  commitment  basis.  Any or all of the Fund's  investments in debt securities may be in the form of when-issueds and forwards.  The price of such  securities,  which may be expressed in yield terms,  is fixed at the time the  commitment  to purchase is made,  but delivery and payment take place at a later date.  Normally,  the  settlement  date occurs within 90 days of the purchase for  when-issueds,  but may be  substantially longer for  forwards.  The Fund will cover its  commitments  with respect to these  securities by  maintaining  cash and/or other liquid assets with its custodian  bank equal in value to these  commitments  during the time between the purchase and the  settlement.  Such  segregated  securities  either will mature or, if  necessary,  be sold on or before the  settlement date. For a discussion of these  securities and the risks  involved  therein,  see this SAI under "Certain Risk Factors and
Investment Methods."

..........Money  Market   Securities.   The  Fund  will  hold  a  certain   portion  of  its  assets  in  U.S.  and  foreign
dollar-denominated  money market securities,  including repurchase agreements,  rated in the two highest rating categories, maturing in one year or less.

         Investment  Opportunities  and Related  Limitations.  Affiliates of the Sub-advisor may, in the ordinary course of their  business,  acquire for their own account or for the accounts of their advisory  clients,  significant  (and possibly controlling)  positions  in the  securities  of  companies  that may also be  suitable  for  investment  by the  Fund.  The securities  in which the Fund might  invest may thereby be limited to some  extent.  For  instance,  many  companies in the past several years have adopted so-called  "poison pill" or other defensive  measures designed to discourage or prevent the completion of  non-negotiated  offers for control of the company.  Such defensive  measures may have the effect of limiting the shares of the company  that might  otherwise  be acquired by the Fund if the  affiliates  of the  Sub-advisor  or their advisory  accounts  have or acquire a  significant  position in the same  securities.  However,  the  Sub-advisor  does not believe that the investment  activities of its affiliates  will have a material  adverse effect upon the Fund in seeking to achieve its  investment  objectives.  In addition,  orders for the Fund  generally are accorded  priority of execution over orders  entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The  Fund may  invest  in the  securities  of  companies  that  are  investment  management  clients  of the  Sub-advisor's affiliates.  In  addition,  portfolio  companies  or their  officers  or  directors  may be  minority  shareholders  of the
Sub-advisor or its affiliates.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

..........1.       Purchase additional securities when money borrowed exceeds 5% of its total assets;

..........2.       Invest in companies for the purpose of exercising management or control;

..........3.       Purchase a futures  contract or an option  thereon if, with respect to positions in futures or options on futures which do not represent  bona fide hedging,  the aggregate  initial margin and premiums on such options would exceed
5% of the Fund's net asset value;

..........4.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities.  Securities eligible for resale under Rule 144A of the 1933 Act may be subject to this 15% limitation;

..........5.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment  Company  Act of 1940 or the  conditions  of any order of  exemption  from the SEC  regarding  the  purchase  of securities of money market funds managed by the Sub-advisor or its affiliates;

..........6.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance of purchases  of portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with futures  contracts or other permissible investments;

..........7.       Mortgage,  pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness  except  as may be  necessary  in  connection  with  permissible  borrowings  or  investments  and  then  such mortgaging,  pledging  or  hypothecating  may not exceed 33 1/3% of the Fund's  total  assets at the time of  borrowing  or investment;

..........8.       Invest in puts, calls, straddles,  spreads, or any combination thereof, except to the extent permitted by the Company's Prospectus and this SAI;

..........9.       Sell securities short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

..........10.      Invest in  warrants  if, as a result  thereof,  more than 10% of the value of the net  assets of the Fund would be  invested  in  warrants,  except  that this  restriction  does not apply to  warrants  acquired as a result of the purchase of another  security.  For purposes of these percentage  limitations,  the warrants will be valued at the lower of cost or market.

ASAF Janus Mid-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Investment Policies:

..........Foreign Securities.  The Fund may invest up to 25% of its net assets in foreign securities  denominated in foreign currencies and not publicly  traded in the United States.  Investing in securities of foreign  issuers  generally  involves risks not ordinarily  associated with investing in securities of domestic  issuers.  For a discussion of the risks involved in foreign securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Depositary  Receipts.  The Fund may invest in sponsored and unsponsored  American  Depositary  Receipts  ("ADRs"), which are  described  in the  Company's  Prospectus  under  "Certain  Risk  Factors  and  Investment  Methods."  Holders of
unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through  voting  rights.  The Fund may also invest in  European  Depositary  Receipts  ("EDRs"),  Global  Depositary  Receipts  ("GDRs")  and  in  other  similar  instruments representing securities of foreign companies.

..........Investment  Company  Securities.  From  time to time,  the Fund  may  invest  in  securities  of other  investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act.  The Fund may invest in  securities  of money market  funds  managed  by the  Sub-advisor  in excess of the  limitations  of Section  12(d)(1)  under the terms of an SEC exemptive order obtained by the Sub-advisor and the funds that are advised or sub-advised by the Sub-advisor.

..........Municipal  Obligations.  The  Fund  may  invest  in  municipal  obligations  issued  by  states,  territories  and possessions  of the United  States and the District of  Columbia.  The value of  municipal  obligations  can be affected by changes in their  actual or perceived  credit  quality.  The credit  quality of  municipal  obligations  can be affected by among other things the financial  condition of the issuer or guarantor,  the issuer's future borrowing plans and sources of revenue,  the  economic  feasibility  of the revenue  bond  project or general  borrowing  purpose,  political  or economic developments in the region where the security is issued,  and the liquidity of the security.  Because municipal  securities are generally traded  over-the-counter,  the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security.  The  liquidity of some  municipal  obligations  may be enhanced by demand  features,  which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

..........Income-Producing  Securities.  Types of  income-producing  securities that the Fund may purchase include,  but are not limited to, (i) variable and floating rate  obligations,  which are securities  having interest rates that are adjusted periodically  according to a specified  formula,  usually with  reference to some  interest  rate index or market  interest rate,  and (ii) tender option bonds,  which are relatively  long-term  bonds that are coupled with the agreement of a third party (such as a broker,  dealer or bank) to grant the holders of such  securities  the option to tender the  securities to the institution at periodic  intervals.  Variable and floating rate obligations often carry demand features  permitting the holder to demand payment of principal at any time or at specified  intervals  prior to maturity.  The Fund may also acquire standby  commitments,  which are instruments  similar to puts that give the holder the option to obligate a broker,  dealer or bank to repurchase a security at a specified  price.  The Fund will purchase  standby  commitments,  tender option bonds and  instruments  with demand  features  primarily for the purpose of increasing the liquidity of its  portfolio.  The Fund may also invest in inverse  floaters,  which are debt  instruments the interest on which varies in an inverse  relationship to the interest  rate on another  security.  If movements in interest  rates are  incorrectly  anticipated,  the Fund could lose money or its net asset value could  decline by the use of inverse  floaters.  The Fund will not invest more than 5% of its assets in inverse  floaters.  The Fund may also invest in strip bonds,  which are debt  securities that are stripped of their  interest  (usually  by a  financial  intermediary)  after the  securities  are  issued.  The  market  value of these securities  generally  fluctuates  more in  response  to  changes in  interest  rates than  interest-paying  securities  of comparable maturity.

..........Zero Coupon, Step Coupon and Pay-In-Kind  Securities.  The Fund may invest up to 10% of its assets in zero coupon, pay-in-kind  and step coupon  securities.  Zero coupon  bonds are  described  in this SAI under  "Certain  Risk Factors and
Investment  Methods."  Step coupon  bonds  trade at a discount  from their face value and pay coupon  interest.  The coupon rate is low for an initial  period and then  increases  to a higher  coupon rate  thereafter.  The  discount  from the face amount or par value depends on the time remaining until cash payments begin,  prevailing  interest rates,  liquidity of the security and the perceived credit quality of the issuer.  Pay-in-kind  bonds normally give the issuer an option to pay cash at a coupon  payment  date or give the holder of the  security a similar  bond with the same  coupon  rate and a face value equal to the amount of the coupon payment that would have been made.

         Generally,  the market prices of zero coupon,  step coupon and  pay-in-kind  securities are more volatile than the prices of securities that pay interest  periodically  and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt  securities  having  similar  maturities and credit  quality.  Additionally,  the
Fund may have to sell  portfolio  holdings so that it is able to distribute  cash in order to satisfy  current  federal tax law  requirements to distribute  income accrued,  but not actually  received,  on zero coupon,  step coupon and pay-in-kind securities.  This may  cause the Fund to incur  capital  gains or losses on such  sales,  as well as reduce  the  assets to which  Fund  expenses  could be  allocated  and  reduce  the rate of return  for the Fund.  For  additional  discussion  of potential tax consequences of investing in zero coupon securities, see this SAI under "Additional Tax Considerations."

..........High-Yield/High-Risk  Securities.  The Fund may invest up to 35% of its net  assets in bonds that are rated  below investment  grade.  The Fund may also invest in unrated debt  securities  of foreign and domestic  issuers.  Unrated  debt, while not  necessarily  of lower  quality than rated  securities,  may not have as broad a market.  Because of the size and perceived  demand of the  issue,  among  other  factors,  certain  municipalities  may not incur the costs of  obtaining  a rating.  The Sub-advisor will analyze the  creditworthiness  of the issuer,  as well as any financial  institution or other party  responsible  for payments on the security,  in determining  whether to purchase  unrated  municipal  bonds.  Unrated bonds will be included in the 35% limit unless the  Sub-advisor  deems such  securities to be the  equivalent of investment grade securities.  For a description of these securities and a discussion of the risks involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........The Fund may purchase defaulted  securities  subject to the above limits, but only when the Sub-advisor  believes, based upon its analysis of the financial  condition,  results of operations and economic  outlook of an issuer,  that there is  potential  for  resumption  of income  payments  and that the  securities  offer an  unusual  opportunity  for  capital appreciation.  Notwithstanding  the  Sub-advisor's  belief as to the  resumption  of income,  however,  the purchase of any security  on which  payment of interest or  dividends  is  suspended  involves a high degree of risk.  Such risk  includes, among other things, the following:

..........         Financial  and Market  Risks.  Investments  in  securities  that are in default  involve a high degree of financial  and  market  risks  that can result in  substantial  or, at times,  even  total  losses.  Issuers  of  defaulted securities may have substantial  capital needs and may become involved in bankruptcy or reorganization  proceedings.  Among the problems  involved in  investments  in such issuers is the fact that it may be  difficult to obtain  information  about their  condition.  The market  prices of  securities  of such issuers also are subject to abrupt and erratic  movements and above average price  volatility,  and the spread  between the bid and asked prices of such  securities  may be greater than normally expected.

..........         Disposition of Portfolio  Securities.  Although the Fund generally will purchase securities for which the
Sub-advisor  expects an active  market to be  maintained,  defaulted  securities  may be less  actively  traded  than other securities  and it may be difficult to dispose of  substantial  holdings of such  securities at prevailing  market  prices.
The Fund will limit  holdings of any such  securities to amounts that the  Sub-advisor  believes could be readily sold, and holdings of such securities  would, in any event, be limited so as not to limit the Portfolio's  ability to readily dispose of securities to meet redemptions.

..........         Other.  Defaulted  securities  require active  monitoring  and may, at times,  require  participation  in bankruptcy or receivership proceedings on behalf of the Fund.

..........Reverse  Repurchase  Agreements.  The Fund may use  reverse  repurchase  agreements  to  provide  cash to  satisfy unusually  heavy  redemption  requests or for other  temporary  or  emergency  purposes  without the  necessity  of selling portfolio  securities,  or to earn additional  income on portfolio  securities,  such as Treasury bills or notes.  The Fund will enter into reverse  repurchase  agreements only with parties that the Sub-advisor  deems  creditworthy.  Using reverse repurchase  agreements to earn additional  income  involves the risk that the interest  earned on the invested  proceeds is less than the expense of the reverse  repurchase  agreement  transaction.  This technique may also have a leveraging effect on the Fund,  although the requirement for the Fund to segregate assets in the amount of the reverse  repurchase  agreement minimizes this effect.

..........For an additional  discussion of reverse repurchase agreements and their risks, see the Company's Prospectus under
"Certain Risk Factors and Investment Methods."

..........Futures,  Options and Forward  Contracts.  The Fund may enter into  futures  contracts  on  securities,  financial indices,  and  foreign  currencies  and  options on such  contracts,  and may invest in  options on  securities,  financial indices,  and foreign currencies,  and forward contracts.  The Fund will not enter into any futures contracts or options on futures  contracts if the aggregate amount of the Fund's  commitments  under  outstanding  futures  contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total  assets.  The Fund may invest in forward currency contracts with stated values of up to the value of the Fund's assets.

..........The Fund may buy or write  options  that are  traded  on  United  States  and  foreign  securities  exchanges  and over-the-counter  on the  types of  securities,  and on  indices  based on the  types of  securities,  in which the Fund is permitted to invest directly.  The Fund will effect  over-the-counter  options  transactions  only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan institutions)  deemed  creditworthy by the
Sub-advisor  pursuant to procedures adopted by the Sub-advisor for monitoring the  creditworthiness  of those entities.  To the extent that an option  purchased  or written by the Fund in a  negotiated  transaction  is  illiquid,  the value of the option  purchased  or the amount of the Fund's  obligations  under an option it has  written,  as the case may be,  will be subject to the Fund's  limitation  on illiquid  investments.  In the case of illiquid  options,  it may not be possible for the Fund to effect an offsetting  transaction  when the Sub-advisor  believes it would be  advantageous  for the Fund to do
so. For a  description  of these  strategies  and  instruments  and certain of their risks,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

..........Eurodollar  Instruments.  The Fund may make  investments in Eurodollar  instruments.  Eurodollar  instruments  are
U.S.  dollar-denominated  futures  contracts  or  options  thereon  that are linked to the London  Interbank  Offered  Rate
("LIBOR"),  although  foreign  currency-denominated  instruments  are  available  from  time to  time.  Eurodollar  futures contracts  enable  purchasers  to obtain a fixed  rate for the  lending  of funds and  sellers  to obtain a fixed  rate for borrowings.  The Fund might use Eurodollar  futures  contracts and options  thereon to hedge against  changes in LIBOR,  to which many interest rate swaps and fixed-income instruments are linked.

..........Swaps and  Swap-Related  Products.  The Fund may enter  into  interest  rate  swaps,  caps and floors on either an asset-based  or  liability-based  basis,  depending  upon  whether it is hedging  its assets or its  liabilities,  and will usually  enter into  interest  rate swaps on a net basis  (i.e.,  the two payment  streams  are netted  out,  with the Fund receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlement  with respect to each  interest  rate swap will be  calculated on a daily basis and an amount of cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the accrued excess will be maintained in a segregated  account by the Fund's  custodian.  If the Fund enters into an interest rate swap on other than a net basis,  it would  maintain a  segregated  account in the full  amount  accrued on a daily  basis of its obligations  with  respect to the swap.  The Fund will not enter into any  interest  rate  swap,  cap or floor  transaction unless the  unsecured  senior debt or the  claims-paying  ability of the other  party  thereto is rated in one of the three highest  rating  categories  of at least one NRSRO at the time of entering  into such  transaction.  The  Sub-advisor  will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

..........The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined that, as a result,  the swap  market  has  become  relatively  liquid.  Caps and floors  are more  recent  innovations  for which standardized  documentation  has not yet been developed  and,  accordingly,  are less liquid than swaps.  To the extent the
Fund sells (i.e.,  writes) caps and floors,  it will  segregate  cash or other liquid  assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

..........There is no limit on the amount of interest  rate swap  transactions  that may be entered into by the Fund.  These transactions  may in some  instances  involve the  delivery of  securities  or other  underlying  assets by the Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those markets,  the risk of loss  with  respect  to  interest  rate  swaps  is  limited  to the net  amount  of the  payments  that the Fund is contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the
Fund would risk the loss of the payments  that it  contractually  is entitled to receive.  The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

..........Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Janus Mid-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions,  and may be changed by the
Directors without shareholder approval.

..........1.       The Fund does not currently  intend to sell securities  short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold short without the payment of any additional  consideration therefor,  and provided that  transactions in futures,  options,  swaps and forward  contracts are not deemed to constitute selling securities short.

 ........2.       The Fund does not  currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are necessary for the clearance of  transactions,  and provided that margin payments and other deposits  in  connection  with  transactions  in  futures,  options,  swaps and  forward  contracts  shall not be deemed to constitute purchasing securities on margin.

 ........3.       The Fund may not mortgage or pledge any securities  owned or held by the Fund in amounts that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse  repurchase agreements,  margin and other deposits in connection with transactions in futures,  options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

..........4.       The Fund does not currently  intend to purchase any security or enter into a repurchase  agreement if, as a result,  more than 15% of its net assets would be invested in repurchase  agreements  not entitling the holder to payment of  principal  and  interest  within  seven days and in  securities  that are  illiquid  by virtue of legal or  contractual restrictions  on resale or the absence of a readily  available  market.  The Directors,  or the Fund's  Sub-advisor  acting pursuant to authority  delegated by the  Directors,  may determine  that a readily  available  market exists for securities eligible for resale  pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2)  commercial  paper and  municipal  lease  obligations.  Accordingly,  such  securities  may not be subject to the foregoing limitation.

..........5.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF Neuberger Berman Mid-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans. In order to realize income,  the Fund may lend portfolio  securities with a value not exceeding
33-1/3%  of  its  total  assets  to  banks,  brokerage  firms,  or  institutional  investors  judged  creditworthy  by  the
Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return  securities on loan from the Fund by depositing  collateral,  which will be marked to market daily,  in a form determined to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be marked to market  daily.  The
Sub-advisor  believes  the risk of loss on these  transactions  is slight  because,  if a borrower  were to default for any reason,  the collateral  should satisfy the  obligation.  However,  as with other  extensions of secured  credit,  loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase Agreements.  In a reverse repurchase agreement,  the Fund sells portfolio securities subject to its agreement to repurchase  the securities at a later date for a fixed price  reflecting a market rate of interest;  these agreements  are  considered  borrowings  for  purposes  of  the  Fund's  investment  limitations  and  policies  concerning borrowings.  There is a risk that the  counterparty  to a reverse  repurchase  agreement  will be  unable or  unwilling  to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call Options.  The Fund may write covered call options on  securities it owns.  Generally,  the purpose of writing  those  options is to reduce  the effect of price  fluctuations  of  securities  held by the Fund on the Fund's net asset value.  Securities on which call options may be written by the Fund are  purchased  solely on the basis of investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call option,  it is obligated to sell a security to a purchaser at a specified price at any time until a certain  date if the  purchaser  decides to exercise the option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on securities it owns. So long as the  obligation of the writer of the call  option  continues,  the writer may be  assigned an exercise  notice,  requiring  it to deliver the  underlying security  against payment of the exercise price. The Fund may be obligated to deliver  securities  underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the Fund  purchases a call option,  it pays a premium for the right to purchase a security from the writer at a specified  price until a specified  date. A call option  would be  purchased  by the Fund to offset a previously  written call option.

         The writing of covered call options is a conservative  investment  technique believed to involve relatively little risk (in  contrast to the writing of "naked" or  uncovered  call  options,  which the Fund will not do),  but is capable of enhancing the Fund's total return.  When writing a covered call option,  the Fund, in return for the premium,  gives up the opportunity for profit from a price increase in the underlying  security above the exercise price,  but conversely  retains the risk of loss  should  the  price  of the  security  decline.  If a call  option  that  the  Fund  has  written  expires unexercised,  the Fund will realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the  underlying  security  during the option  period.  If the call option is  exercised,  the Fund will realize a gain or loss from the sale or purchase of the underlying security.

           The exercise price of an option may be below, equal to, or above the market value of the underlying  security at the time the option is  written.  Options  normally  have  expiration  dates  between  three and nine  months from the date written.  The  obligation  under any option  terminates  upon  expiration  of the option or, at an earlier  time,  when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series.

           Options  are  traded  both  on  national  securities  exchanges  and in  the  over-the-counter  ("OTC")  market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed;
the clearing  organization in effect guarantees completion of every  exchange-traded  option. In contrast,  OTC options are contracts  between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or purchases an OTC option,  it  generally  will be able to "close out" the option  prior to its  expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund  originally  sold or  purchased  the option. The Sub-advisor  monitors the  creditworthiness of dealers with which the Fund may engage in OTC options,  and will limit  counterparties  in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial  statements.  For an  additional  discussion  of OTC options and their risks,  see this SAI under  "Certain  Risk
Factors and Investment Methods."

           The premium  received (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently traded on the applicable exchange,  less (or plus) a commission.  The premium may reflect,  among other things,  the current market price of the underlying  security,  the relationship of the exercise price to the market price, the historical  price  volatility of the underlying  security,  the length of the option period,  the general supply of and demand for credit,  and the general  interest rate  environment.  The premium received by the Fund for writing an option is recorded  as a liability  on the Fund's  statement  of assets and  liabilities.  This  liability  is adjusted  daily to the option's current market value.

         The Fund pays the brokerage commissions in connection with purchasing or writing options,  including those used to close out existing  positions.  These  brokerage  commissions  normally are higher than those  applicable  to purchases and sales of portfolio securities.

         From time to time,  the Fund may  purchase an  underlying  security for  delivery in  accordance  with an exercise notice of a call  option  assigned  to it,  rather  than  delivering  the  security  from its  portfolio.  In those  cases, additional brokerage commissions are incurred.

         For an additional  discussion of options and their risks, see this SAI and the Company's Prospectus under "Certain
Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign issuers  (including  governments,  quasi-governments  and foreign  banks) and foreign  branches  of U.S.  banks,  including negotiable CDs and commercial  paper.  These  investments are subject to the Fund's quality  standards.  While  investments in foreign  securities  are  intended  to reduce  risk by  providing  further  diversification,  such  investments  involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities that are denominated in or indexed to foreign  currencies,  including,  but not limited to (1) common and  preferred  stocks,  (2)  convertible  securities,  (3)
warrants,  (4) CDs,  commercial  paper,  fixed-time  deposits,  and  bankers'  acceptances  issued by  foreign  banks,  (5)
obligations of other  corporations,  and (6)  obligations of foreign  governments,  or their  subdivisions,  agencies,  and
instrumentalities,   international  agencies,  and  supranational   entities.   Risks  of  investing  in  foreign  currency
denominated  securities  include (1)  nationalization,  expropriation,  or  confiscatory  taxation,  (2) adverse changes in investment  or exchange  control  regulations  (which  could  prevent cash from being  brought  back to the U.S.),  and (3)
expropriation or  nationalization of foreign portfolio  companies.  Mail service between the U.S. and foreign countries may be slower or less reliable than within the United  States,  thus  increasing  the risk of delayed  settlements of portfolio transactions or loss of certificates for portfolio  securities.  For an additional  discussion of the risks associated with foreign securities,  whether denominated in U.S. dollars or foreign currencies,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Prices of foreign  securities  and exchange  rates for foreign  currencies  may be affected by the interest  rates prevailing in other  countries.  The interest rates in other  countries are often affected by local factors,  including the strength  of the local  economy,  the  demand  for  borrowing,  the  government's  fiscal and  monetary  policies,  and the international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or  unfavorably  from the U.S.
economy in such respects as gross national product,  rate of inflation,  capital reinvestment,  resource  self-sufficiency, and balance of payments position.

         Foreign markets also have different  clearance and settlement  procedures,  and in certain markets there have been times when  settlements  have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is uninvested  and no return is earned  thereon.  The inability of the Fund to make  intended  security  purchases due to  settlement  problems  could cause the Fund to miss  attractive  investment  opportunities.  Inability to dispose of portfolio  securities due to settlement  problems  could result either in losses to the Fund due to subsequent  declines in value of the  portfolio  securities,  or, if the Fund has entered into a contract to sell the  securities,  could result in possible liability to the purchaser.

         The Fund may invest in foreign corporate bonds and debentures and sovereign debt instruments  issued or guaranteed by foreign  governments,  their  agencies or  instrumentalities.  Foreign debt  securities  are subject to risks similar to those of other foreign  securities,  as well as risks similar to those of other debt  securities,  as discussed in this SAI and in the  Company's  Prospectus  under  "Investment  Programs of the Funds" and  "Certain  Risk  Factors  and  Investment
Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market  value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency exchange  transactions.  Foreign currency exchange  transactions  will be conducted  either on a spot (i.e.,  cash) basis at the spot rate  prevailing in the foreign
                                                             ----
currency  exchange market,  or through  entering into forward  contracts to purchase or sell foreign  currencies  ("forward contracts").  The Fund may enter into forward  contracts  in order to protect  against  uncertainty  in the level of future foreign currency exchange rates.  The Fund may also use forward contracts for non-hedging purposes.

         A forward contract  involves an obligation to purchase or sell a specific  currency at a future date, which may be any fixed  number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the contract.  These  contracts  are traded in the interbank  market  conducted  directly  between traders (usually large  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement, and no  commissions  are  charged  at any stage for  trades.  Although  foreign  exchange  dealers  do not charge a fee for conversion,  they do realize a profit based on the difference  (the spread)  between the price at which they are buying and selling various currencies.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  it may wish to "lock in" the U.S.  dollar  price of the  security.  By entering  into a forward  contract  for the purchase or sale,  for a fixed  amount  of U.S.  dollars,  of the  amount of  foreign  currency  involved  in the  underlying  security transactions,  the Fund will be able to protect  itself  against a possible loss.  When the  Sub-advisor  believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S. dollar, it may also enter into a forward  contract to sell the amount of foreign  currency for a fixed amount of dollars which  approximates  the value of some or all of a Fund's securities denominated in such foreign currency.

         The  Fund  may also  engage  in  cross-hedging  by  using  forward  contracts  in one  currency  to hedge  against fluctuations in the value of securities  denominated in a different currency,  when the Sub-advisor  believes that there is a  pattern  of  correlation  between  the two  currencies.  The Fund may also  purchase  and  sell  forward  contracts  for non-hedging  purposes when the Sub-advisor  anticipates  that the foreign  currency will appreciate or depreciate in value, but  securities  in that  currency  do not  present  attractive  investment  opportunities  and are not held in the  Fund's portfolio.

         When the Fund engages in forward contracts for hedging purposes,  it will not enter into forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the Fund to deliver an amount of foreign  currency in excess of the value of its portfolio  securities or other assets  denominated in that currency.  At the  consummation  of the forward  contract,  the Fund may either make  delivery of the foreign  currency or terminate  its contractual  obligation to deliver by purchasing an offsetting  contract  obligating it to purchase the same amount of such foreign  currency at the same  maturity  date.  If the Fund  chooses to make  delivery of the foreign  currency,  it may be required  to obtain  such  currency  through  the sale of  portfolio  securities  denominated  in such  currency or through conversion of other assets into such currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract prices.  Closing purchase  transactions  with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Fund is not  required to enter into such  transactions  and will not do so unless  deemed  appropriate  by the
Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the securities.  It simply  establishes a rate of exchange  which can be  achieved  at some future  point in time.  The precise  projection  of  short-term  currency  market movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the
Fund's foreign assets.

         While the Fund may enter forward contracts to reduce currency exchange rate risks,  transactions in such contracts involve certain other risks.  Thus, while the Fund may benefit from such  transactions,  unanticipated  changes in currency prices  may  result in a poorer  overall  performance  for the Fund than if it had not  engaged  in any such  transactions.
Moreover,  there may be  imperfect  correlation  between the Fund's  holdings of  securities  denominated  in a  particular currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter into a forward  contract  with a term of greater  than one year.  The Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward contracts for the sale or purchase of currencies,  the Fund will either cover its position or establish a  segregated  account.  The Fund will  consider its  position  covered if it has  securities  in the currency  subject to the forward  contract,  or otherwise has the right to obtain that  currency at no additional  cost. In the  alternative,  the Fund will place cash,  fixed  income,  or equity  securities  (denominated  in the foreign  currency subject to the forward  contract) in a separate  account.  The amounts in such separate account will equal the value of the
Fund's  assets  which are  committed  to the  consummation  of foreign  currency  exchange  contracts.  If the value of the securities placed in the separate account  declines,  the Fund will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign currency exchange contracts and their risks, see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options  on  Foreign  Currencies.  The Fund may  write  and  purchase  covered  call and put  options  on  foreign currencies  in amounts  not  exceeding  5% of its net assets for the  purpose of  protecting  against  declines in the U.S.
dollar value of portfolio  securities or increases in the U.S. dollar cost of securities to be acquired,  or to protect the dollar  equivalent  of  dividend,  interest,  or other  payment on those  securities.  A decline  in the dollar  value of a foreign currency in which portfolio  securities are denominated  will reduce the dollar value of such  securities,  even if their  value in the  foreign  currency  remains  constant.  In order to  protect  against  such  decreases  in the value of portfolio  securities,  the Fund may purchase put options on the foreign currency.  If the value of the currency  declines, the Fund will have the right to sell such  currency  for a fixed amount of dollars  which  exceeds the market value of such currency.  This would result in a gain that may offset,  in whole or in part, the negative effect of currency  depreciation on the value of the Fund's securities denominated in that currency.

         Conversely,  if the dollar  value of a currency in which  securities  to be  acquired by the Fund are  denominated rises,  thereby increasing the cost of such securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that  currency for a fixed amount of dollars which is less than the market value of that currency.  Such a purchase  would result in a gain that may offset,  at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire.

         As in the case of other types of options  transactions,  however,  the benefit the Fund  derives  from  purchasing foreign  currency  options will be reduced by the amount of the premium and related  transaction  costs.  In  addition,  if currency  exchange  rates do not move in the  direction  or to the extent  anticipated,  the Fund could  sustain  losses on transactions  in foreign  currency  options  which would  deprive it of a portion or all of the  benefits  of  advantageous changes in such rates.

         The Fund may also write  options on foreign  currencies  for hedging  purposes.  For example,  if the  Sub-advisor anticipates a decline in the dollar value of foreign currency  denominated  securities because of declining exchange rates, it could,  instead of  purchasing a put option,  write a call option on the  relevant  currency.  If the  expected  decline occurs,  the option will most likely not be exercised,  and the decrease in value of portfolio  securities  will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could write a put option on the relevant  currency,  instead of purchasing a call option,  to hedge  against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange  rates move in the manner  projected,  the put option most likely will not be exercised,  and such increased cost will be offset,  at least in part, by the amount of the premium received.  However, as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium,  and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur, a put or call option may be exercised and the Fund could be required  to  purchase  or sell the  underlying  currency  at a loss  which may not be fully  offset  by the  amount of the premium.  As a result of writing  options on foreign  currencies,  the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable  movements in currency  exchange rates.  Options on foreign  currencies may be traded on U.S. or foreign  exchanges,  or  over-the-counter.  Options on foreign currencies that are traded on the OTC market  involve  liquidity  and credit  risks that may not be present in the case of  exchange-traded currency options.

         A call  option  written on foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying  foreign currency  subject to the call,  or if it has an absolute  and  immediate  right to acquire that  foreign  currency  without additional  cash  consideration.  A call option is also covered if the Fund holds a call on the same  foreign  currency for the same  principal  amount as the call written where the exercise  price of the call held is (a) equal to or less than the exercise  price of the call  written  or (b)  greater  than the  exercise  price of the call  written  if the amount of the difference  is  maintained  by the Fund in cash,  fixed  income or  equity  securities  in a  segregated  account  with its custodian.

         The risks of currency options are similar to the risks of other options,  as discussed above and in this SAI under
"Certain Risk Factors and Investment Methods."

         Cover for Options on Securities,  Forward Contracts,  and Options on Foreign Currencies  ("Hedging  Instruments").
The Fund will  comply  with SEC staff  guidelines  regarding  "cover" for Hedging  Instruments  and, if the  guidelines  so require,  set aside in a segregated  account with its  custodian the  prescribed  amount of cash,  fixed income,  or equity securities.  Securities  held in a  segregated  account  cannot be sold while the  futures,  option,  or  forward  strategy covered  by those  securities  is  outstanding,  unless  they  are  replaced  with  other  suitable  assets.  As a  result, segregation  of a large  percentage of the Fund's assets could impede  portfolio  management or the Fund's  ability to meet current  obligations.  The Fund may be unable  promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Fund.

         Preferred Stock. The Fund may invest in preferred stock.  Unlike interest  payments on debt securities,  dividends on  preferred  stock are  generally  payable at the  discretion  of the issuer's  board of  directors,  although  preferred shareholders  may have certain rights if dividends are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Fixed Income Securities.  The Fund may invest in money market  instruments,  U.S. Government or Agency securities, and  corporate  bonds and  debentures  receiving  one of the four highest  ratings  from  Standard & Poor's  Ratings  Group
("S&P"),  Moody's Investors Service,  Inc. ("Moody's") or any other nationally  recognized  statistical rating organization
("NRSRO"),  or, if not rated by any NRSRO,  deemed  comparable by the  Sub-advisor  to such rated  securities  ("Comparable
Unrated  Securities").  The ratings of an NRSRO  represent  its opinion as to the quality of  securities  it  undertakes to rate. Ratings are not absolute standards of quality;  consequently,  securities with the same maturity,  coupon, and rating may have  different  yields.  Although  the Fund may rely on the ratings of any NRSRO,  the Fund  mainly  refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income  securities are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such  factors as  interest  rate sensitivity,  market  perception of the  creditworthiness  of the issuer,  and general market  liquidity  ("market  risk").
Lower-rated  securities  are more  likely to react to  developments  affecting  market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic  conditions or  developments  regarding the  individual  issuer are more likely to cause price volatility  and weaken the capacity of the issuer of such  securities to make  principal and interest  payments than is the case for higher-grade debt securities.  An economic downturn  affecting the issuer may result in an increased  incidence of default.  The market for lower-rated  securities may be thinner and less active than for higher-rated  securities.  Pricing of thinly  traded  securities  requires  greater  judgment  than pricing of securities  for which market  transactions  are regularly reported.

         If the  quality of any fixed  income  securities  held by the Fund  deteriorates  so that they no longer  would be eligible  for  purchase  by the Fund,  the Fund will  engage in an  orderly  disposition  of the  securities  to the extent necessary to ensure that the Fund's holding of such securities will not exceed 5% of its net assets.

         Convertible  Securities.  The Fund may invest in  convertible  securities of any quality.  A convertible  security entitles  the holder to  receive  interest  paid or  accrued on debt or the  dividend  paid on  preferred  stock  until the
convertible  security  matures  or  is  redeemed,  converted  or  exchanged.  Before  conversion,   convertible  securities
ordinarily  provide a stream of income with  generally  higher  yields  than those of common  stocks of the same or similar issuers,  but  lower  than  the  yield  on  non-convertible  debt.  Convertible  securities  are  usually  subordinated  to comparable-tier  nonconvertible  securities  but rank senior to common  stock in a  corporation's  capital  structure.  The value of a  convertible  security  is a function  of (1) its yield in  comparison  with the yields of other  securities  of comparable maturity and quality that do not have a conversion  privilege,  and (2) its worth, at market value, if converted into the  underlying  common  stock.  Convertible  debt  securities  are  subject to the  Fund's  investment  policies  and limitations concerning fixed-income investments.

         Convertible  securities are typically  issued by smaller  companies whose stock prices may be volatile.  The price of a  convertible  security  often  reflects  such  variations  in the price of the  underlying  common stock in a way that nonconvertible  debt does not. A  convertible  security may be subject to redemption at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the  underlying  common  stock,  sell it to a third party or permit the issuer to redeem  the  security.  Any of these  actions  could  have an  adverse  effect on the  Fund's  ability  to  achieve  its investment objective.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation,  bank, municipality,  or other  issuer,  usually for purposes such as financing  current  operations.  The Fund may invest only in commercial  paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper  that  cannot be resold to the  public  because it was issued  under the exception for private  offerings in Section 4(2) of the  Securities  Act of 1933.  While such  securities  normally will be considered  illiquid and subject to the Fund's 15% limitation on investments in illiquid  securities,  the  Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Directors.

         Banking and Savings Institution  Securities.  The Fund may invest in banking and savings institution  obligations, which  include  CDs,  time  deposits,  bankers'  acceptances,  and other  short-term  debt  obligations  issued by  savings institutions.  CDs are receipts for funds  deposited  for a specified  period of time at a specified  rate of return;  time deposits  generally  are  similar to CDs,  but are  uncertificated;  and  bankers'  acceptances  are time  drafts  drawn on commercial banks by borrowers,  usually in connection with international commercial  transactions.  The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

         Investment Policies Which May be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger  Berman Mid-Cap Growth Fund.  These  limitations are not fundamental  restrictions and can be changed without shareholder approval.

         1.       The Fund may not  purchase  securities  if  outstanding  borrowings,  including  any  reverse  repurchase agreements, exceed 5% of its total assets.

         2.       Except for the purchase of debt securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         3.       The Fund may not  purchase  securities  on margin  from  brokers,  except  that the Fund may obtain  such short-term  credits as are  necessary  for the clearance of securities  transactions.  Margin  payments in connection  with transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4.       The Fund may not sell securities short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold without payment of additional  consideration.  Transactions in futures  contracts and options shall not constitute selling securities short.

         5.       The Fund may not  purchase  any  security  if, as a  result,  more  than 15% of its net  assets  would be invested in illiquid  securities.  Illiquid  securities  include  securities  that cannot be sold within  seven days in the ordinary course of business for  approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

ASAF Neuberger Berman Mid-Cap Value Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans. In order to realize income,  the Fund may lend portfolio  securities with a value not exceeding
33-1/3%  of  its  total  assets  to  banks,  brokerage  firms,  or  institutional  investors  judged  creditworthy  by  the
Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return  securities on loan from the Fund by depositing  collateral,  which will be marked to market daily,  in a form determined to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be marked to market  daily.  The
Sub-advisor  believes  the risk of loss on these  transactions  is slight  because,  if a borrower  were to default for any reason,  the collateral  should satisfy the  obligation.  However,  as with other  extensions of secured  credit,  loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase Agreements.  In a reverse repurchase agreement,  the Fund sells portfolio securities subject to its agreement to repurchase  the securities at a later date for a fixed price  reflecting a market rate of interest;  these agreements  are  considered  borrowings  for  purposes  of  the  Fund's  investment  limitations  and  policies  concerning borrowings.  There is a risk that the  counterparty  to a reverse  repurchase  agreement  will be  unable or  unwilling  to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call  Options.  The Fund may write  covered call options on  securities it owns valued at up to 10% of its net assets and may  purchase  call  options  in related  closing  transactions.  Generally,  the  purpose of writing  these options  is to reduce the  effect of price  fluctuations  of  securities  held by the Fund on the  Fund's net asset  value.
Securities  on  which  call  options  may be  written  by  the  Fund  are  purchased  solely  on the  basis  of  investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call option,  it is obligated to sell a security to a purchaser at a specified price at any time until a certain  date if the  purchaser  decides to exercise the option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on securities it owns. So long as the  obligation of the writer of the call  option  continues,  the writer may be  assigned an exercise  notice,  requiring  it to deliver the  underlying security  against payment of the exercise price. The Fund may be obligated to deliver  securities  underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the Fund  purchases a call option,  it pays a premium for the right to purchase a security from the writer at a specified  price until a specified  date. A call option  would be  purchased  by the Fund to offset a previously  written call option.

         The writing of covered call options is a conservative  investment  technique believed to involve relatively little risk (in  contrast to the writing of "naked" or  uncovered  call  options,  which the Fund will not do),  but is capable of enhancing the Fund's total return.  When writing a covered call option,  the Fund, in return for the premium,  gives up the opportunity for profit from a price increase in the underlying  security above the exercise price,  but conversely  retains the risk of loss  should  the  price  of the  security  decline.  If a call  option  that  the  Fund  has  written  expires unexercised,  the Fund will realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the  underlying  security  during the option  period.  If the call option is  exercised,  the Fund will realize a gain or loss from the sale or purchase of the underlying security.

           The exercise price of an option may be below, equal to, or above the market value of the underlying  security at the time the option is  written.  Options  normally  have  expiration  dates  between  three and nine  months from the date written.  The  obligation  under any option  terminates  upon  expiration  of the option or, at an earlier  time,  when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series.

           Options  are  traded  both  on  national  securities  exchanges  and in  the  over-the-counter  ("OTC")  market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed;
the clearing organization in effect guarantees completion of, every  exchange-traded  option. In contrast,  OTC options are contracts  between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or purchases an OTC option,  it  generally  will be able to "close out" the option  prior to its  expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund  originally  sold or  purchased  the option. The Sub-advisor  monitors the  creditworthiness of dealers with which the Fund may engage in OTC options,  and will limit  counterparties  in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial  statements.  For an  additional  discussion  of OTC options and their risks,  see this SAI under  "Certain  Risk
Factors and Investment Methods."

           The premium  received (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently traded on the applicable exchange,  less (or plus) a commission.  The premium may reflect,  among other things,  the current market price of the underlying  security,  the relationship of the exercise price to the market price, the historical  price  volatility of the underlying  security,  the length of the option period,  the general supply of and demand for credit,  and the general  interest rate  environment.  The premium received by the Fund for writing an option is recorded  as a liability  on the Fund's  statement  of assets and  liabilities.  This  liability  is adjusted  daily to the option's current market value.

         The Fund pays the brokerage commissions in connection with purchasing or writing options,  including those used to close out existing  positions.  These  brokerage  commissions  normally are higher than those  applicable  to purchases and sales of portfolio securities.

         For an additional  discussion of options and their risks, see this SAI and the Company's Prospectus under "Certain
Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign issuers (including  governments and  quasi-governments)  and foreign branches of U.S. banks,  including  negotiable CDs and commercial  paper.  These  investments  are  subject  to  the  Fund's  quality  standards.  While  investments  in  foreign securities are intended to reduce risk by providing further  diversification,  such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities that are denominated in or indexed to foreign currencies,  including,  but not limited to (1) common and preferred stocks, (2) convertible  securities,  (3) CDs, commercial  paper,  fixed-time  deposits,  and bankers'  acceptances  issued by foreign  banks,  (4)  obligations  of other corporations,  and (5)  obligations  of  foreign  governments,  or their  subdivisions,  agencies,  and  instrumentalities, international  agencies,  and  supranational  entities.  Risks of  investing  in foreign  currency  denominated  securities include (1)  nationalization,  expropriation,  or  confiscatory  taxation,  (2) adverse  changes in  investment or exchange control  regulations  (which  could  prevent  cash  from  being  brought  back  to the  U.S.),  and  (3)  expropriation  or nationalization  of foreign  portfolio  companies.  Mail service  between the U.S. and foreign  countries  may be slower or less reliable than within the United States, thus increasing the risk of delayed  settlements of portfolio  transactions or loss of  certificates  for  portfolio  securities.  For an  additional  discussion  of the risks  associated  with  foreign securities,  whether  denominated in U.S. dollars or foreign  currencies,  see this SAI and the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Prices of foreign  securities  and exchange  rates for foreign  currencies  may be affected by the interest  rates prevailing in other  countries.  The interest rates in other  countries are often affected by local factors,  including the strength  of the local  economy,  the  demand  for  borrowing,  the  government's  fiscal and  monetary  policies,  and the international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or  unfavorably  from the U.S.
economy in such respects as gross national product,  rate of inflation,  capital reinvestment,  resource  self-sufficiency, and balance of payments position.

         Foreign markets also have different  clearance and settlement  procedures,  and in certain markets there have been times when  settlements  have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is uninvested  and no return is earned  thereon.  The inability of the Fund to make  intended  security  purchases due to  settlement  problems  could cause the Fund to miss  attractive  investment  opportunities.  Inability to dispose of portfolio  securities due to settlement  problems  could result either in losses to the Fund due to subsequent  declines in value of the  portfolio  securities,  or, if the Fund has entered into a contract to sell the  securities,  could result in possible liability to the purchaser.

         The Fund may invest in foreign corporate bonds and debentures and sovereign debt instruments  issued or guaranteed by foreign  governments,  their agencies or  instrumentalities.  The Fund may invest in lower-rated foreign debt securities subject to the Fund's 15%  limitation  on  lower-rated  debt  securities.  Foreign  debt  securities  are  subject to risks similar to those of other foreign securities,  as well as risks similar to those of other debt securities,  as discussed in this SAI and in the  Company's  Prospectus  under  "Investment  Programs  of the  Funds"  and  "Certain  Risk  Factors  and
Investment Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market  value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency exchange  transactions.  Foreign currency exchange  transactions  will be conducted  either on a spot (i.e.,  cash) basis at the spot rate  prevailing in the foreign
                                                             ----
currency  exchange market,  or through  entering into forward  contracts to purchase or sell foreign  currencies  ("forward contracts").  The Fund may enter into forward  contracts  in order to protect  against  uncertainty  in the level of future foreign currency exchange rates, and only in amounts not exceeding 5% of the Fund's net assets.

         A forward contract  involves an obligation to purchase or sell a specific  currency at a future date, which may be any fixed  number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the contract.  These  contracts  are traded in the interbank  market  conducted  directly  between traders (usually large  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement, and no  commissions  are  charged  at any stage for  trades.  Although  foreign  exchange  dealers  do not charge a fee for conversion,  they do realize a profit based on the difference  (the spread)  between the price at which they are buying and selling various currencies.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  it may wish to "lock in" the U.S.  dollar  price of the  security.  By entering  into a forward  contract  for the purchase or sale,  for a fixed  amount  of U.S.  dollars,  of the  amount of  foreign  currency  involved  in the  underlying  security transactions,  the Fund will be able to protect  itself  against a possible loss.  When the  Sub-advisor  believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S. dollar, it may also enter into a forward  contract to sell the amount of foreign  currency for a fixed amount of dollars which  approximates  the value of some or all of a Fund's  securities  denominated in such foreign  currency.  The Fund may also engage in  cross-hedging  by using  forward  contracts  in one  currency to hedge  against  fluctuations  in the value of  securities  denominated  in a different currency, when the Sub-advisor believes that there is a pattern of correlation between the two currencies.

         When the Fund engages in forward contracts for hedging purposes,  it will not enter into forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the Fund to deliver an amount of foreign  currency in excess of the value of its portfolio  securities or other assets  denominated in that currency.  At the  consummation  of the forward  contract,  the Fund may either make  delivery of the foreign  currency or terminate  its contractual  obligation to deliver by purchasing an offsetting  contract  obligating it to purchase the same amount of such foreign  currency at the same  maturity  date.  If the Fund  chooses to make  delivery of the foreign  currency,  it may be required  to obtain  such  currency  through  the sale of  portfolio  securities  denominated  in such  currency or through conversion of other assets into such currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract prices.  Closing purchase  transactions  with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Fund is not  required to enter into such  transactions  and will not do so unless  deemed  appropriate  by the
Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the securities.  It simply  establishes a rate of exchange  which can be  achieved  at some future  point in time.  The precise  projection  of  short-term  currency  market movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the
Fund's foreign assets.

         While the Fund may enter forward contracts to reduce currency exchange rate risks,  transactions in such contracts involve certain other risks.  Thus, while the Fund may benefit from such  transactions,  unanticipated  changes in currency prices  may  result in a poorer  overall  performance  for the Fund than if it had not  engaged  in any such  transactions.
Moreover,  there may be  imperfect  correlation  between the Fund's  holdings of  securities  denominated  in a  particular currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter into a forward  contract  with a term of greater  than one year.  The Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward contracts for the sale or purchase of currencies,  the Fund will either cover its position or establish a  segregated  account.  The Fund will  consider its  position  covered if it has  securities  in the currency  subject to the forward  contract,  or otherwise has the right to obtain that  currency at no additional  cost. In the  alternative,  the Fund will place cash,  fixed  income,  or equity  securities  (denominated  in the foreign  currency subject to the forward  contract) in a separate  account.  The amounts in such separate account will equal the value of the
Fund's  assets  which are  committed  to the  consummation  of foreign  currency  exchange  contracts.  If the value of the securities placed in the separate account  declines,  the Fund will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign currency exchange contracts and their risks, see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options  on  Foreign  Currencies.  The Fund may  write  and  purchase  covered  call and put  options  on  foreign currencies  in amounts  not  exceeding  5% of its net assets for the  purpose of  protecting  against  declines in the U.S.
dollar value of portfolio  securities or increases in the U.S. dollar cost of securities to be acquired,  or to protect the dollar  equivalent  of  dividend,  interest,  or other  payment on those  securities.  A decline  in the dollar  value of a foreign currency in which portfolio  securities are denominated  will reduce the dollar value of such  securities,  even if their  value in the  foreign  currency  remains  constant.  In order to  protect  against  such  decreases  in the value of portfolio  securities,  the Fund may purchase put options on the foreign currency.  If the value of the currency  declines, the Fund will have the right to sell such  currency  for a fixed amount of dollars  which  exceeds the market value of such currency.  This would result in a gain that may offset,  in whole or in part, the negative effect of currency  depreciation on the value of the Fund's securities denominated in that currency.

         Conversely,  if the dollar  value of a currency in which  securities  to be  acquired by the Fund are  denominated rises,  thereby increasing the cost of such securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that  currency for a fixed amount of dollars which is less than the market value of that currency.  Such a purchase  would result in a gain that may offset,  at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire.

         As in the case of other types of options  transactions,  however,  the benefit the Fund  derives  from  purchasing foreign  currency  options will be reduced by the amount of the premium and related  transaction  costs.  In  addition,  if currency  exchange  rates do not move in the  direction  or to the extent  anticipated,  the Fund could  sustain  losses on transactions  in foreign  currency  options  which would  deprive it of a portion or all of the  benefits  of  advantageous changes in such rates.

         The Fund may also write  options on foreign  currencies  for hedging  purposes.  For example,  if the  Sub-advisor anticipates a decline in the dollar value of foreign currency  denominated  securities because of declining exchange rates, it could,  instead of  purchasing a put option,  write a call option on the  relevant  currency.  If the  expected  decline occurs,  the option will most likely not be exercised,  and the decrease in value of portfolio  securities  will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could write a put option on the relevant  currency,  instead of purchasing a call option,  to hedge  against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange  rates move in the manner  projected,  the put option most likely will not be exercised,  and such increased cost will be offset,  at least in part, by the amount of the premium received.  However, as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium,  and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur, a put or call option may be exercised and the Fund could be required  to  purchase  or sell the  underlying  currency  at a loss  which may not be fully  offset  by the  amount of the premium.  As a result of writing  options on foreign  currencies,  the Fund also may be required to forego all or a portion of the benefits which might  otherwise  have been obtained from favorable  movements in currency  exchange  rates.  Certain options on foreign  currencies are traded on the OTC market and involve  liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call  option  written on foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying  foreign currency  subject to the call,  or if it has an absolute  and  immediate  right to acquire that  foreign  currency  without additional  cash  consideration.  A call option is also covered if the Fund holds a call on the same  foreign  currency for the same  principal  amount as the call written where the exercise  price of the call held is (a) equal to or less than the exercise  price of the call  written  or (b)  greater  than the  exercise  price of the call  written  if the amount of the difference  is  maintained  by the Fund in cash,  fixed  income or  equity  securities  in a  segregated  account  with its custodian.

         The risks of currency options are similar to the risks of other options,  as discussed above and in this SAI under
"Certain Risk Factors and Investment Methods."

         Cover for Options on Securities,  Forward Contracts,  and Options on Foreign Currencies  ("Hedging  Instruments").
The Fund will  comply  with SEC staff  guidelines  regarding  "cover" for Hedging  Instruments  and, if the  guidelines  so require,  set aside in a segregated  account with its  custodian the  prescribed  amount of cash,  fixed income,  or equity securities.  Securities  held in a  segregated  account  cannot be sold while the  futures,  option,  or  forward  strategy covered  by those  securities  is  outstanding,  unless  they  are  replaced  with  other  suitable  assets.  As a  result, segregation  of a large  percentage of the Fund's assets could impede  portfolio  management or the Fund's  ability to meet current  obligations.  The Fund may be unable  promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Fund.

         Preferred Stock. The Fund may invest in preferred stock.  Unlike interest  payments on debt securities,  dividends on  preferred  stock are  generally  payable at the  discretion  of the issuer's  board of  directors,  although  preferred shareholders  may have certain rights if dividends are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Fixed Income Securities.  The Fund may invest in money market  instruments,  U.S. Government or Agency securities, and  corporate  bonds and  debentures  receiving  one of the four highest  ratings  from  Standard & Poor's  Ratings  Group
("S&P"),  Moody's Investors Service,  Inc. ("Moody's") or any other nationally  recognized  statistical rating organization
("NRSRO"),  or, if not rated by any NRSRO,  deemed  comparable by the  Sub-advisor  to such rated  securities  ("Comparable
Unrated  Securities").  In addition,  the Fund may invest up to 15% of its net assets,  measured at the time of investment, in corporate  debt  securities  rated below  investment  grade or Comparable  Unrated  Securities.  The ratings of an NRSRO represent  its opinion as to the quality of  securities  it  undertakes  to rate.  Ratings are not  absolute  standards  of quality;  consequently,  securities  with the same maturity,  coupon,  and rating may have different  yields.  Although the
Fund may rely on the  ratings of any NRSRO,  the Fund  mainly  refers to ratings  assigned  by S&P and  Moody's,  which are described in Appendix A to this SAI.

         Fixed income  securities are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such  factors as  interest  rate sensitivity,  market  perception of the  creditworthiness  of the issuer,  and general market  liquidity  ("market  risk").
Lower-rated  securities  are more  likely to react to  developments  affecting  market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic  conditions or  developments  regarding the  individual  issuer are more likely to cause price volatility  and weaken the capacity of the issuer of such  securities to make  principal and interest  payments than is the case for higher-grade debt securities.  An economic downturn  affecting the issuer may result in an increased  incidence of default.  The market for lower-rated  securities may be thinner and less active than for higher-rated  securities.  Pricing of thinly  traded  securities  requires  greater  judgment  than pricing of securities  for which market  transactions  are regularly reported.

         Convertible  Securities.  The Fund may invest in  convertible  securities.  A  convertible  security  entitles the holder to receive  interest paid or accrued on debt or the dividend paid on preferred stock until the convertible  security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible securities ordinarily provide a stream of income with generally  higher yields than those of common stocks of the same or similar  issuers,  but lower than the yield on non-convertible  debt.  Convertible  securities are usually  subordinated to comparable-tier  nonconvertible  securities but rank senior to common stock in a corporation's  capital  structure.  The value of a convertible  security is a function of (1) its yield in comparison  with the yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege,  and (2) its worth,  at market value,  if converted  into the underlying  common stock.  Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed-income investments.

         Convertible  securities are typically  issued by smaller  companies whose stock prices may be volatile.  The price of a  convertible  security  often  reflects  such  variations  in the price of the  underlying  common stock in a way that nonconvertible  debt does not. A  convertible  security may be subject to redemption at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the  underlying  common  stock,  sell it to a third party or permit the issuer to redeem  the  security.  Any of these  actions  could  have an  adverse  effect on the  Fund's  ability  to  achieve  its investment objective.

         Commercial Paper. Commercial paper is a short-term debt security issued by a corporation,  bank, municipality,  or other  issuer,  usually for purposes such as financing  current  operations.  The Fund may invest only in commercial  paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper  that  cannot be resold to the  public  because it was issued  under the exception for private  offerings in Section 4(2) of the  Securities  Act of 1933.  While such  securities  normally will be considered  illiquid and subject to the Fund's 15% limitation on investments in illiquid  securities,  the  Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Directors.

         Zero  Coupon  Securities.  The Fund may invest up to 5% of its net  assets in zero  coupon  securities,  which are debt  obligations  that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current  interest.  Rather,  they are issued and traded at a discount from their face amount or par value,  which discount varies depending on prevailing  interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The market prices of zero coupon  securities  generally  are more volatile than the prices of securities  that pay interest  periodically  and are likely to respond to changes in interest  rates to a greater  degree than do other types of debt  securities  having  similar  maturities  and credit  quality.  For a discussion  of  potential  tax  consequences  of investing in zero coupon securities, see this SAI under "Additional Tax Considerations."

         Investment Policies Which May be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger Berman Mid-Cap Value Fund.  These  limitations are not fundamental  restrictions,  and can be changed without shareholder approval.

         1.       The Fund may not  purchase  securities  if  outstanding  borrowings,  including  any  reverse  repurchase agreements, exceed 5% of its total assets.

         2.       Except for the purchase of debt securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         3.       The Fund may not  purchase  securities  on margin  from  brokers,  except  that the Fund may obtain  such short-term  credits as are  necessary  for the clearance of securities  transactions.  Margin  payments in connection  with transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4.       The Fund may not sell securities short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold without payment of additional  consideration.  Transactions in futures  contracts and options shall not constitute selling securities short.

         5.       The Fund may not  purchase  any  security  if, as a  result,  more  than 15% of its net  assets  would be invested in illiquid  securities.  Illiquid  securities  include  securities  that cannot be sold within  seven days in the ordinary course of business for  approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

         6.       The Fund may not invest more than 10% of the value of its total assets in securities of foreign  issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

ASAF Alger All-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         Cash  Position.  In  order to  afford  the  Fund  the  flexibility  to take  advantage  of new  opportunities  for investments in accordance with its investment objective or to meet redemptions,  it may, under normal  circumstances,  hold up to 15% of its total assets in money market  instruments  including,  but not limited to,  certificates of deposit,  time deposits and bankers' acceptances issued by domestic bank and thrift institutions,  U.S. Government securities,  commercial paper and repurchase  agreements.  In addition,  when the  Sub-advisor's  analysis of economic and technical market factors suggests that common stock prices will decline  sufficiently so that a temporary  defensive  position is deemed  advisable, the Fund may invest in cash, commercial paper, high-grade bonds or cash equivalents, all without limitation.

         U.S.  Government  Obligations.  Obligations,  bills,  notes,  bonds, and other debt securities  issued by the U.S.
Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         Short-term  Corporate Debt  Securities.  These are outstanding  nonconvertible  corporate debt  securities  (e.g., bonds and  debentures)  which have one year or less  remaining  to  maturity.  Corporate  debt  securities  may have fixed, variable,  or floating  rates.  For  additional  discussion  on Short-term  Corporate  Debt  Securities  see this SAI under
"Certain Risk Factors and Investment Methods."

         Commercial Paper.  These are short-term  promissory notes issued by corporations  primarily to finance  short-term credit needs.

         Small  Capitalization  and Related  Investments.  Certain  companies in which the Fund will invest may still be in the developmental  stage.  Investing in smaller,  newer issuers  generally  involves greater risk than investing in larger, more  established  issuers.  Such  companies may have limited  product lines,  markets or financial  resources and may lack management  depth.  Their  securities  may have limited  marketability  and may be subject to more abrupt or erratic  price movements  than  securities of larger,  more  established  companies or the market  averages in general.  The Fund also may invest in older  companies  that appear to be entering a new stage of growth  progress  owing to factors such as management changes or development of new  technology,  products or markets,  or companies  providing  products or services with a high unit volume growth rate.  These companies may be subject to many of the same risks as small-cap companies.

         Convertible   Securities,   Warrants,  and  Rights.  The  Fund  may  invest  in  securities  convertible  into  or exchangeable  for equity  securities,  including  warrants and rights.  A warrant is a type of security  that  entitles the holder to buy a  proportionate  amount of common stock at a specified  price,  usually  higher than the market price at the time of issuance,  for a period of years or to  perpetuity.  In contrast,  rights,  which also  represent  the right to buy common  shares,  normally have a  subscription  price lower than the current market value of the common stock and a life of two to four  weeks.  Warrants  may be  freely  transferable  and may be  traded  on the  major  securities  exchanges.  For additional  discussion  about  Convertible  Securities,  Warrants,  and Rights and their risks, see this SAI under "Certain
Risk Factors and Investment Methods."

         Portfolio Depositary  Receipts.  To the extent otherwise consistent with applicable law, the Fund may invest up to
5% of its total assets in Portfolio Depositary Receipts,  which are exchange-traded  shares issued by investment companies, typically unit  investment  trusts,  holding  portfolios of common stocks designed to replicate and,  therefore,  track the performance of various  broadly-based  securities indices or sectors of such indices.  For example,  the Fund may invest in
Standard & Poor's  Depositary  Receipts(R)(SPDRs),  issued by a unit investment  trust whose  portfolio  tracks the S&P 500
Composite  Stock Price Index,  or Standard & Poor's MidCap 400 Depositary  Receipts(R)(MidCap  SPDRs),  which are similarly linked to the S&P MidCap 400 Index.

         Lending of Portfolio  Securities.  By lending its  securities,  the Fund can increase its income by  continuing to receive  interest or dividends on the loaned  securities as well as by either  investing the cash  collateral or by earning income in the form of interest  paid by the borrower  when U.S.  Government  securities  are used as  collateral.  The Fund will  adhere to the  following  conditions  whenever  its  securities  are loaned:  (a) the Fund must  receive at least 100 percent cash  collateral  or equivalent  securities  from the  borrower,  (b) the borrower  must  increase this  collateral whenever the market value of the loaned  securities  including  accrued interest  exceeds the value of the collateral,  (c)
the Fund must receive  reasonable  interest on the loan, as well as any dividends,  interest or other  distributions on the loaned  securities  and any increase in market value,  (d) the Fund may pay only  reasonable  custodian  fees in connection with the loan. The Fund will not lend  securities to the Investment  Manager,  the  Sub-advisor  or their  affiliates.  For additional  information  on the lending of portfolio  securities  and its risks see this SAI and the  Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Options.  The Fund may purchase  put and call options and write (sell) put and covered call options on  securities and securities  indices to increase gain or to hedge against the risk of unfavorable  price movements  although,  as in the past,  it does not currently  intend to rely on these  strategies  extensively,  if at all. The Fund will purchase or write options  only if such  options are  exchange-traded  or traded on an automated  quotation  system of a national  securities association.

         The Fund will only sell call  options  that are  "covered."  A call  option  written by the Fund on a security  is
"covered" if the Fund owns the underlying  security  covered by the call or has an absolute and immediate  right to acquire that security without additional cash  consideration (or for additional cash  consideration  held in a segregated  account)
upon conversion or exchange of other  securities  held in its portfolio.  A call option is also covered if the Fund holds a call on the same  security as the call written  where the exercise  price of the call held is (a) equal to or less than the exercise  price of the call  written or (b)  greater  than the  exercise  price of the call  written if the  difference  is maintained by the Fund in cash or other liquid assets in a segregated  account.  If the Fund writes a put option,  the Fund will  segregate  cash or other  liquid  assets with a value  equal to the  exercise  price,  or else hold a put on the same security as the put written  where the exercise  price of the put held is equal to or greater  than the  exercise  price of the put written.

         Although the Fund will  generally  not purchase or write options that appear to lack an active  secondary  market, there is no assurance that a liquid  secondary  market on an exchange will exist for any particular  option.  In such event it might not be possible to effect  closing  transactions  in particular  options,  so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage  commissions  upon the exercise of the options.  If the
Fund, as a covered call option writer,  is unable to effect a closing purchase  transaction in a secondary  market, it will not be able to sell the  underlying  security  until the option  expires,  until it delivers the  underlying  security upon exercise, or until it otherwise covers the position.

         In addition  to options on  securities,  the Fund may also  purchase  and sell call and put options on  securities indices.  The Fund may  offset  its  position  in stock  index  options  prior to  expiration  by  entering  into a closing transaction  on an exchange or it may let the option expire  unexercised.  The Fund will not purchase  these options unless the  Sub-advisor  is satisfied with the  development,  depth and liquidity of the market and the  Sub-advisor  believes the options can be closed out.

         The Fund will not purchase options if, as a result,  the aggregate cost of all outstanding  options exceeds 10% of the Fund's total  assets.  No more than 5% of the Fund's total  assets will be  committed to options  transactions  entered into for non-hedging (speculative) purposes.

         Stock Index Futures and Options on Stock Index Futures.  Futures are generally  bought and sold on the commodities exchanges  where they are listed.  A stock index  future  obligates  the seller to deliver  (and the  purchaser to take) an amount of cash equal to a specific  dollar amount times the  difference  between the value of a specific stock index at the close of the last  trading day of the contract and the price at which the  agreement is made.  No physical  delivery of the underlying stocks in the index is made.

         While  incidental  to its  securities  activities,  the Fund may  purchase  index  futures as a  substitute  for a comparable  market  position in the  underlying  securities.  Securities  index futures might be sold to protect  against a general  decline  in the value of  securities  of the type that  comprise  the  index.  Put  options  on  futures  might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices.

         In an effort to compensate for the imperfect  correlation of movements in the price of the securities being hedged and  movements  in the price of the stock  index  futures,  the Fund may buy or sell stock  index  futures  contracts  in a greater or lesser dollar amount than the dollar amount of the securities  being hedged if the historical  volatility of the stock index  futures has been less or greater  than that of the  securities.  Such "over  hedging" or "under  hedging"  may adversely  affect  the  Fund's  net  investment  results  if  market  movements  are not as  anticipated  when the hedge is established.

         The Fund will sell options on stock index  futures  contracts  only as part of closing  transactions  to terminate options positions it has purchased.  No assurance can be given that such closing transactions can be effected.

         The Fund's  use,  if any,  of stock  index  futures  and  options  thereon  will in all cases be  consistent  with applicable  regulatory  requirements  and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging,  risk  management  or other  portfolio  management  purposes.  If the Fund  exercises an option on a futures  contract  it will be  obligated  to post  initial  margin  (and  potential  subsequent  variation  margin) for the resulting  futures  position just as it would for any position.  In order to cover its  potential  obligations  if the Fund enters into futures  contracts or options  thereon,  the Fund will  maintain a segregated  account  which will contain only liquid assets in an amount equal to the total market value of such futures  contracts  less the amount of initial margin on deposit for such contracts.

         For additional  information about futures contracts and related options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing.  The Fund may borrow  from banks for  temporary  or  emergency  purposes.  If asset  coverage  for such borrowings  should decline below the required 300% as a result of market  fluctuations  or other  reasons,  the Fund may be required to sell some of its  portfolio  holdings to reduce the debt and  restore the 300% asset  coverage,  even though it may be  disadvantageous  from an  investment  standpoint  to sell  securities at that time.  Additional  information  about borrowings and its risks is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Alger All-Cap Growth Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the
Directors without shareholder approval.  The Fund will not:

1........Purchase  securities on margin,  except (i) for use of short-term  credit  necessary for clearance of purchases of portfolio  securities and (ii) the Fund may take margin deposits in connection with futures  contracts or other permissible investments;

2........Mortgage,  pledge,  hypothecate  or, in any  manner,  transfer  any  security  owned by the Fund as  security  for indebtedness  except  as may be  necessary  in  connection  with  permissible  borrowings  or  investments  and  then  such mortgaging,  pledging  or  hypothecating  may not exceed 33 1/3% of the Fund's  total  assets at the time of  borrowing  or investment;

3. ......Invest in oil, gas or mineral leases.

4. ......Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

5. ......The Fund may not  invest  more  than 15% of the  assets  of the Fund  (taken  at the time of the  investments)  in
"illiquid  securities,"  illiquid  securities  being  defined  to  include  securities  subject  to  legal  or  contractual restrictions on resale (which may include  private  placements,  but other than Rule 144A  securities  deemed liquid by the
Board of Directors or under  guidelines  adopted by the Board of Directors),  repurchase  agreements  maturing in more than seven days,  certain options traded over the counter that the Fund has purchased,  securities being used to cover options a
Fund has written,  securities for which market quotations are not readily  available,  or other securities which legally or in the Sub-advisor's option may be deemed illiquid.

ASAF GABELLI ALL-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Convertible  Securities.  The Fund may invest in convertible  securities when it appears to the Fund's Sub-advisor that it may not be prudent to be fully invested in common stocks.  In evaluating a convertible  security,  the  Sub-advisor places primary emphasis on the  attractiveness  of the underlying common stock and the potential for capital growth through conversion.  The Fund will normally  purchase only investment  grade  convertible  debt  securities  having a rating of, or equivalent to, at least "BBB" (which securities may have speculative  characteristics)  by Standard & Poor's Rating Service
("S&P") or, if unrated,  judged by the  Sub-advisor to be of comparable  quality.  However,  the Fund may also invest up to
25% of its  assets  in more  speculative  convertible  debt  securities,  provided  such  securities  have a rating  of, or equivalent to, at least B by S&P.

         Convertible  securities  may include  corporate  notes or  preferred  stock but are  ordinarily  a long-term  debt obligation  of the  issuer  convertible  at a stated  exchange  rate  into  common  stock of the  issuer.  As with all debt securities,  the market value of convertible  securities  tends to decline as interest rates increase and,  conversely,  to increase  as interest  rates  decline.  Convertible  securities  generally  offer  lower  interest or dividend  yields than non-convertible  securities  of  similar  quality.  However,  when  the  market  price of the  common  stock  underlying  a convertible  security  exceeds the conversion  price,  the price of the convertible  security tends to reflect the value of the underlying  common stock. As the market price of the underlying common stock declines,  the convertible  security tends to trade  increasingly  on a yield basis,  and thus may not depreciate to the same extent as the  underlying  common stock.
Convertible  securities rank senior to common stocks in an issuer's  capital  structure and  consequently  entail less risk than the  issuer's  common  stock,  although  the extent to which such risk is reduced  depends in large  measure  upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting  convertible  securities for the Fund, the Sub-advisor  relies primarily on its own evaluation of the issuer and the  potential for capital  growth  through  conversion.  It does not rely on the rating of the security or sell the security  because of a change in rating absent a change in its own  evaluation of the  underlying  common stock and the ability of the issuer to pay  principal  and  interest  or  dividends  when due  without  disrupting  its  business  goals.
Interest  or  dividend  yield is a factor  only to the  extent  it is  reasonably  consistent  with  prevailing  rates  for securities of similar  quality and thereby  provides a support  level for the market price of the  security.  The Fund will purchase the convertible  securities of highly leveraged  issuers only when, in the judgment of the  Sub-advisor,  the risk of default is outweighed by the potential for capital growth.

         The issuers of debt obligations having speculative  characteristics may experience  difficulty in paying principal and  interest  when due in the event of a downturn  in the  economy or  unanticipated  corporate  developments.  The market prices of such  securities  may become  increasingly  volatile  in  periods  of  economic  uncertainty.  Moreover,  adverse publicity  or the  perceptions  of  investors,  over  which the  Sub-advisor  has no  control  and  whether or not based on fundamental  analysis,  may decrease the market price and  liquidity of such  investments.  Although the  Sub-advisor  will attempt to avoid  exposing  the Fund to such  risks,  there is no  assurance  that it will be  successful  or that a liquid secondary market will continue to be available for the disposition of such securities.

         Lower-rated  Debt Securities.  The Fund may invest up to 5% of its assets in low-rated and unrated  corporate debt securities  (often  referred  to  as  "junk  bonds").  Corporate  debt  securities  that  are  either  unrated  or  have  a predominantly  speculative rating may present  opportunities for significant long-term capital growth if the ability of the issuer to repay principal and interest when due is  underestimated  by the market or the rating  organizations.  Because of its perceived  credit weakness,  the issuer is generally  required to pay a higher interest rate and/or its debt securities may be selling at a significantly  lower market price than the debt  securities of other issuers.  If the inherent value of such  securities is higher than was perceived and such value is eventually  recognized,  the market value of the securities may  appreciate  significantly.  The  Sub-advisor  believes that its research on the credit and balance  sheet  strength of certain  issuers may enable it to select a limited  number of corporate  debt  securities  that, in certain  markets,  will better serve the objective of capital growth than  alternative  investments in common  stocks.  Of course,  there can be no assurance  that the  Sub-advisor  will be successful.  In its  evaluation,  the  Sub-advisor  will not rely  exclusively on ratings and the receipt of income from these securities is only an incidental consideration.

         The ratings of Moody's  Investors  Service,  Inc.  ("Moody's")  and S&P generally  represent the opinions of those organizations  as to the quality of the securities  that they rate.  Such ratings,  however,  are relative and  subjective, and are not absolute  standards of quality.  Although the  Sub-advisor  uses these ratings as a criterion for the selection of securities for the Fund, the Sub-advisor also relies on its independent  analysis to evaluate potential  investments for the Fund.  The Fund does not intend to purchase  debt  securities  for which a liquid  trading  market does not exist,  but there can be no assurance that such a market will exist for the sale of such securities.

         Additional  information on lower-rated  debt  securities and their risks is included in this SAI and the Company's
Prospectus  under  "Certain Risk Factors and  Investment  Methods."  Additional  information  on corporate  bond ratings is included in the Appendix to this SAI.

         Borrowing.  The Fund may borrow  subject to  certain  restrictions  set forth in the  Company's  Prospectus  under
"Certain Risk Factors and Investment  Methods" and in this SAI under  "Fundamental  Investment  Restrictions." The Fund may mortgage,  pledge or hypothecate up to 20% of its assets to secure permissible  borrowings.  Money borrowed will be subject to interest  costs,  which may or may not be recovered by appreciation if securities are purchased with the proceeds of the borrowing.

         Investments  in Warrants and Rights.  The Fund may invest in warrants and rights (in addition to those acquired in units or attached to other  securities),  which entitle the holder to buy equity  securities at a specific  price for or at the end of a specific  period of time.  The value of a right or warrant  may  decline  because of a decline in the value of the  underlying  security,  the passage of time,  changes in  interest  rates or in the  dividend or other  policies of the issuer whose equity  underlies the warrant,  a change in the perception as to the future price of the underlying  security, or any combination  thereof.  Additional  information about warrants and rights and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment in Small,  Unseasoned Companies and Illiquid Securities.  The Fund may invest in small, less well-known companies  that have operated for less than three years  (including  predecessors).  The  securities of such  companies may have a limited  trading  market,  which may adversely  affect their  disposition and can result in their being priced lower than might  otherwise be the case.  If other  investment  companies and investors who invest in such issuers trade the same securities  when the Fund  attempts to dispose of its holdings,  the Fund may receive lower prices than might  otherwise be obtained.

         The Fund  will not  invest,  in the  aggregate,  more  than 15% of its net  assets  in  illiquid  securities.  The continued  liquidity of any Rule 144A  securities  purchased by the Fund is not as well assured as that of publicly  traded securities,  and accordingly,  the Sub-advisor  will monitor their liquidity under the guidelines  adopted by the Directors of the Company.  For additional  information on illiquid  securities and their risks,  see the Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Corporate Reorganizations.  In general,  securities of companies engaged in reorganization  transactions sell at a premium to their  historic  market  price  immediately  prior to the  announcement  of the tender  offer or  reorganization proposal.  However,  the increased  market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated  transaction  were approved or consummated.  Such investments may be advantageous when  the  discount  significantly  overstates  the  risk of the  contingencies  involved,  significantly  undervalues  the securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately  to recognize  the  possibility  that the offer or proposal may be replaced or  superseded by an offer or proposal of greater value. The evaluation of such  contingencies  requires  unusually broad knowledge and experience on the part of the Sub-advisor,  which must appraise not only the value of the issuer and its component  businesses and the assets or securities to be received as a result of the  contemplated  transaction,  but also the financial  resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

         In making such investments,  the Fund will be subject to its  diversification  and other investment  restrictions, including the requirement  that,  except with respect to 25% of its assets,  not more than 5% of its assets may be invested in the securities of any issuer (see this SAI under "Fundamental  Investment  Restrictions").  Because such investments are ordinarily short term in nature,  they will tend to increase the Fund's  portfolio  turnover rate,  thereby  increasing its brokerage and other  transaction  expenses.  The Sub-advisor  intends to select  investments of the type described that, in its view,  have a reasonable  prospect of capital  growth that is significant in relation to both the risk involved and the potential of available alternate investments.

         When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions.  The Fund may enter into forward commitments for the purchase or sale of securities,  including on a "when-issued" or  "delayed-delivery"  basis, in excess of customary settlement  periods for the type of securities  involved.  In some cases,  the  obligations  of the parties under a forward commitment may be conditioned  upon the occurrence of a subsequent  event,  such as approval and  consummation of a merger, corporate  reorganization  or debt  restructuring  (i.e., a when, as and if issued  security).  When such  transactions are negotiated,  the price is fixed at the time of the commitment,  with payment and delivery generally taking place a month or more after the date of the  commitment.  While the Fund will only enter into a forward  commitment  with the  intention  of actually  acquiring the security,  the Fund may sell the security  before the  settlement  date if it is deemed  advisable.
The Fund will segregate with its custodian  cash or liquid  securities in an aggregate  amount at least equal to the amount of its  outstanding  forward  commitments.  Additional  information  regarding  when-issued,  delayed-delivery  and forward commitment  transactions  and their risks is included in this  Statement and the Company's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may  invest  up to 10% of its  total  assets  in the  securities  of other investment  companies,  including  small  business  investment  companies.  (Not more than 5% of its  total  assets  may be invested in any one investment  company,  nor will the Fund purchase more than 3% of the securities of any other investment company.) To the extent that the Fund invests in the securities of other  investment  companies,  shareholders  in the Fund may be subject to duplicative management and administrative fees.

         Short Sales.  The Fund may, from time to time,  make short sales of securities it owns or has the right to acquire through  conversion or exchange of other  securities  it owns (short sales  "against the box").  In a short sale,  the Fund does not  immediately  deliver the  securities  sold or receive the proceeds from the sale.  The Fund may make a short sale against  the box in order to hedge  against  market  risks  when it  believes  that the price of a  security  may  decline, affecting  the Fund  directly if it owns that  security  or causing a decline in the value of a security  owned by the Fund that is convertible into the security sold short.

         To secure its obligations to deliver the securities sold short,  the Fund will segregate assets with its custodian in an amount at least equal to the value of the securities sold short or the securities  convertible  into, or exchangeable for, the  securities.  The Fund may close out a short  position by purchasing  and delivering an equal amount of securities sold  short,  rather  than by  delivering  securities  already  held by the Fund,  because the Fund may want to continue to receive  interest and dividend  payments on securities in its  portfolio  that are  convertible  into the  securities  sold short.

         Options.  The Fund  may  purchase  or sell  listed  call or put  options  on  securities  as a means of  achieving additional  return or of hedging the value of the Fund's  portfolio.  In addition to changes in the price of an  underlying security,  other  principal  factors  affecting  the market  value of a put or a call  option  include  supply and  demand, interest rates, price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will only  write  calls  options  if they are  covered.  A call  option is  covered  if the Fund owns the underlying  security  covered  by the  call or has an  absolute  and  immediate  right to  acquire  that  security  without additional cash  consideration  (or for additional cash  consideration if cash or other liquid assets with a value equal to such additional  consideration  are segregated with the Fund's  custodian) upon conversion or exchange of other  securities held in its  portfolio.  A call option is also  covered if the Fund holds a call on the same  security as the call  written where  the  exercise  price of the call held is (1) equal to or less than the  exercise  price of the call  written  or (2)
greater than the exercise  price of the call written if cash or other liquid assets equal to the  difference are segregated with the  custodian.  If the Fund writes a put option,  the Fund will  segregate cash or other assets with a value equal to the exercise  price of the option,  or will hold a put on the same security as the put written where the exercise  price of the put held is equal to or greater than the exercise price of the put written.

         If the Fund has written an option,  it may terminate its obligation by effecting a closing  purchase  transaction.
However,  once the Fund has been  assigned  an  exercise  notice,  the Fund will be  unable  to  effect a closing  purchase transaction.  Similarly,  if the Fund is the holder of an option it may  liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option  previously  purchased.  There can be no assurance  that either a closing  purchase or sale  transaction  can be effected  when the Fund so desires.  The Fund will  realize a profit from a closing sale  transaction  if the price of the  transaction  is more than the premium paid to purchase the option;  the Fund will realize a loss from a closing sale  transaction if the price of the transaction is less than the premium paid to purchase the option.

         The Fund will  generally  purchase or write only those options for which there  appears to be an active  secondary market.  If, however,  there is no liquid secondary market when the Sub-advisor  wishes to close out an option the Fund has purchased,  it might not be  possible to effect a closing  sale  transaction,  so that the Fund would have to exercise  its options in order to realize any profit and would incur  brokerage  commissions  upon the  exercise of call options and upon the  subsequent  disposition  of  underlying  securities  for the exercise of put options.  If the Fund,  as a covered call option writer,  is unable to effect a closing purchase  transaction in a secondary  market, it will not be able to sell the underlying  security until the option expires or it delivers the underlying  security upon exercise or otherwise covers the position.

         In addition  to options on  securities,  the Fund may also  purchase  and sell call and put options on  securities indices.  The Fund may  offset  its  position  in stock  index  options  prior to  expiration  by  entering  into a closing transaction on an exchange or it may let the option it has purchased  expire  unexercised.  The Fund may write put and call options on stock  indices for the purposes of increasing  its gross  income,  thereby  partially  protecting  its portfolio against  declines in the value of the  securities  it owns or  increases  in the value of  securities  to be  acquired.  In addition,  the Fund may purchase put and call options on stock indices in order to hedge its investments  against a decline in value or to attempt to reduce the risk of missing a market or  industry  segment  advance.  While one purpose of writing such  options is to generate  additional  income for the Fund,  the Fund  recognizes  that it may be required to deliver an amount of cash in excess of the market  value of a stock index at such time as an option  written by the Fund is  exercised by the holder.  Because options on securities  indices  require  settlement in cash, the Adviser may be forced to liquidate portfolio  securities  to meet  settlement  obligations.  The  Fund  will  not  purchase  options  on  indices  unless  the
Sub-advisor  is satisfied  with the  development,  depth and  liquidity of the market and believes  that the options can be closed out.

         Although the Sub-advisor  will attempt to take  appropriate  measures to minimize the risks relating to the Fund's writing of put and call  options,  there can be no assurance  that the Fund will succeed in any  option-writing  program it undertakes.

         Additional  information about options on securities and securities indices and their risks in included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Futures  Contracts  and Options on Futures.  The Fund may enter into futures  contracts  that are traded on a U.S.
exchange or board of trade.  Although the Fund has no current  intention of using  options on futures  contracts,  the Fund may at some future date enter into such  options.  Investments  in futures  contracts  and related  options will be made by the Fund solely for the purpose of hedging  against  changes in the value of its  portfolio  securities  or in the value of securities  it  intends  to  purchase.  Such  investments  will only be made if they are  economically  appropriate  to the reduction of risks  involved in the  management of the Fund. In this regard,  the Fund may enter into futures  contracts or options on futures  relating  to  securities  indices or other  financial  instruments,  including  but not limited to U.S.
Government  securities.  Futures exchanges and trading in the United States are regulated under the Commodity  Exchange Act by the Commodity Futures Trading Commission.

         Initial margin payments required in connection with futures  contracts will range from  approximately 1% to 10% of the  contract  amount.  Initial  margin  amounts  are  subject  to  change by the  exchange  or board of trade on which the contract  is traded,  and  brokers or members of such board of trade may charge  higher  amounts.  At any time prior to the expiration  of a futures  contract,  the portfolio  may elect to close the position by taking an opposite  position,  which will operate to  terminate  the Fund's  existing  position in the  contract.  At  expiration,  certain  futures  contracts, including  stock and bond index  futures,  are settled on a net cash payment  basis rather than by the sale and delivery of the securities underlying the futures contracts.

         The potential  loss related to the purchase of an option on a futures  contract is limited to the premium paid for the  option  (plus  transaction  costs).  There  are no daily  cash  payments  by the  purchaser  of an option on a futures contract to reflect  changes in the value of the underlying  contract;  however,  the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         The Sub-advisor may use such instruments for the Fund depending upon market conditions  prevailing at the time and the  perceived  investment  needs of the Fund.  In the event the Fund  enters  into  futures  contracts  or writes  related options,  an amount of cash or other liquid assets equal to the market value of the contract  will be  segregated  with the
Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

         The  Sub-advisor  may have  difficulty  selling or buying  futures  contracts  and  options  when it  chooses.  In addition,  hedging practices may not be available,  may be too costly to be used  effectively,  or may be unable to be used for other reasons.

..........Additional  information about futures contracts,  options on futures contracts and their risks is included in this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods.'

         Investment  Opportunities  and Related  Limitations.  Affiliates of the Sub-advisor may, in the ordinary course of their  business,  acquire for their own account or for the accounts of their advisory  clients,  significant  (and possibly controlling)  positions  in the  securities  of  companies  that may also be  suitable  for  investment  by the  Fund.  The securities  in which the Fund might  invest may thereby be limited to some  extent.  For  instance,  many  companies in the past several years have adopted so-called  "poison pill" or other defensive  measures designed to discourage or prevent the completion of  non-negotiated  offers for control of the company.  Such defensive  measures may have the effect of limiting the shares of the company  that might  otherwise  be acquired by the Fund if the  affiliates  of the  Sub-advisor  or their advisory  accounts  have or acquire a  significant  position in the same  securities.  However,  the  Sub-advisor  does not believe that the investment  activities of its affiliates  will have a material  adverse effect upon the Fund in seeking to achieve its  investment  objectives.  In addition,  orders for the Fund  generally are accorded  priority of execution over orders  entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The  Fund may  invest  in the  securities  of  companies  that  are  investment  management  clients  of the  Sub-advisor's affiliates.  In  addition,  portfolio  companies  or their  officers  or  directors  may be  minority  shareholders  of the
Sub-advisor or its affiliates.

         Investment Policies Which May be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Gabelli  All-Cap Value Fund.  These  limitations are not  fundamental  restrictions  and can be changed without shareholder approval.  The Fund may not:

         1.       Purchase  securities on margin,  but it may obtain such short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

         2.       Mortgage,  pledge  or  hypothecate  any of  its  assets  except  that,  in  connection  with  permissible borrowings, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral;

         3.       Invest in the securities of other investment  companies except in compliance with the Investment  Company
Act of 1940;

         4.       Invest,  in the aggregate,  more than 15% of the value of its total assets in securities for which market quotations  are not readily  available,  securities  that are  restricted  for public  sale,  or in  repurchase  agreements maturing or terminable in more than seven days;

         5.       Sell securities short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

6........Invest in companies for the purpose of exercising control.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  capital  growth by  investing  primarily in the equity securities of companies engaged in technology-related industries.

Investment Policies:

         Debt  Securities.  Debt  securities  include bonds,  notes and other  securities that give the holder the right to receive fixed amounts of  principal,  interest,  or both on a date in the future or on demand.  Debt  securities  are often referred to as fixed income  securities,  even if the rate of interest  varies over the life of the security.  The Fund may also invest in stripped debt securities (i.e., interest only and principal only securities).

         Although  the Fund may invest in debt  securities  assigned  lower  grade  ratings by S&P or  Moody's,  the Fund's investments  will  generally  be limited to debt  securities  rated B or higher by either S&P or Moody's.  Debt  securities rated lower than B by either S&P or Moody's are usually  considered to be highly  speculative.  The Sub-advisor  will limit the Fund's  investments to debt securities  that it believes are not highly  speculative and that are rated at least CCC by
S&P or Caa by Moody's.  The Fund expects that most emerging  country debt  securities in which it invests will not be rated by U.S. rating services.

         A significant  economic  downturn or increase in interest rates may cause issuers of debt securities to experience increased  financial  problems which could adversely affect their ability to pay principal and interest,  to meet projected business goals,  and to obtain  additional  financing.  These  conditions more severely impact issuers of lower-rated  debt securities.  The  Sub-advisor  attempts to limit  purchases of lower-rated  securities to securities  having an established secondary market.

         Although  bonds in the  lowest  investment  grade debt  category  (those  rated BBB by S&P,  Baa by Moody's or the
equivalent)  are  regarded  as  having  adequate   capability  to  pay  principal  and  interest,   they  have  speculative
characteristics.  Adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for higher-rated  bonds.  Lower-rated  bonds by Moody's  (categories
Ba, B, or Caa) are of poorer  quality  and also have  speculative  characteristics.  Bonds  rated Caa may be in  default or there may be present  elements of danger with respect to principal or interest.  Lower-rated  bonds by S&P  (categories BB,
B, or CCC)  include  those that are  regarded,  on balance,  as  predominantly  speculative  with  respect to the  issuer's capacity to pay  interest  and repay  principal  in  accordance  with their  terms.  While such bonds likely will have some quality and  protective  characteristics,  these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Bonds having  equivalent  ratings from other ratings  services will have  characteristics  similar to those of the  corresponding  S&P and Moody's  ratings.  For a more specific  description  of S&P and Moody's  corporate  bond rating categories,  please refer to the Appendix to this SAI.  Additional  information  about the debt securities and their risks, including the risks of lower-rated  debt  securities,  is included in this SAI and the Company's  Prospectus under "Certain
Risk Factors and Investment Methods."

         Equity and Convertible Debt Securities.  As discussed in the Company's Prospectus,  the Fund may invest in common, preferred and convertible  preferred stocks,  and securities whose values are tied to the price of stocks,  such as rights, warrants and  convertible  debt  securities.  Additional  information  about these types of  securities  and their risks is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Fund seeks to invest in stocks that will  increase in market value and may be sold for more than the Fund paid to buy them.  Market value is based upon  constantly  changing  investor  perceptions of what the company is worth compared to other  companies.  Dividends  are a factor  in the  changing  market  value of  stocks,  but many  companies  do not pay dividends,  or pay  comparatively  small  dividends.  As discussed in the  Prospectus,  the principal  risk of investing in equity  securities is that their market values fluctuate  constantly,  often due to factors entirely outside the control of the Fund or the company issuing the stock.  At any given time, the market value of an equity security may be  significantly higher or lower than the amount paid by a Fund to acquire it.

         Owners of preferred stocks are entitled to dividends payable from the corporation's earnings,  which in some cases
may  be  "cumulative"  if  prior  dividends  on  the  preferred  stock  have  not  been  paid.   Preferred  stocks  may  be
"participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases.

         Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually,  its common  stock) at a specified  price during a specified  time  period.  The value of a right or warrant is affected by many of the same  factors  that  determine  the prices of common  stocks.  Rights and  warrants  may be  purchased  directly  or acquired in connection with a corporate reorganization or exchange offer.

         The Fund also may  purchase  convertible  securities,  including  convertible  debt  obligations  and  convertible preferred  stock.  A convertible  security  entitles the holder to exchange it for a fixed number of shares of common stock
(or other equity  security),  usually at a fixed price within a specified  period of time. Until  conversion,  the owner of convertible  securities usually receives the interest paid on a convertible bond or the dividend  preference of a preferred stock.

         A  convertible  security has an  "investment  value",  which is a  theoretical  value  determined  by the yield it provides in comparison with similar  securities  without the conversion  feature.  Investment  value changes are based upon prevailing  interest rates and other factors.  It also has a "conversion  value," which is the market value the convertible security would have if it were exchanged for the underlying  equity  security.  Convertible  securities may be purchased at varying price levels above or below their investment values or conversion values.

         Conversion value is a simple  mathematical  calculation that fluctuates  directly with the price of the underlying security.  However,  if the conversion value is substantially  below investment  value, the market value of the convertible security is governed  principally by its investment  value. If the conversion value is near or above investment  value, the market value of the convertible  security  generally will rise above  investment  value. In such cases, the market value of the convertible  security may be higher than its conversion  value,  due to the  combination of the convertible  security's right to interest (or dividend  preference)  and the  possibility  of capital  appreciation  from the  conversion  feature.
However,  there is no assurance  that any premium  above  investment  value or conversion  value will be recovered  because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

         Foreign  Securities.  The Fund may invest in the  securities of foreign  companies,  or companies  that have their principal  business  activities  outside  the United  States,  either  directly  or through  American  Depositary  Receipts
("ADRs").  An ADR entitles its holder to all dividends and capital gains on the  underlying  foreign  securities,  less any fees paid to the  sponsoring  bank.  Foreign  securities  involve  certain  risks not  associated  with  investment in U.S.
companies,  which are described in more detail in this SAI and the  Company's  Prospectus  under  "Certain Risk Factors and
Investment  Methods." In addition,  foreign  exchange  markets for the  currencies in which the foreign  securities  may be traded are affected by the international balance of payments and other economic and financial  conditions,  speculation and other  factors,  all of which are  outside  the  control of the Fund.  Generally,  the  Fund's  foreign  currency  exchange transactions  will be  conducted  on a cash or "spot"  basis at the spot rate for  purchasing  or selling  currency  in the currency exchange markets.

         Investment Company  Securities.  The Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment  companies.  SPDRs are investment  companies whose  portfolios  mirror the compositions of specific S&P indices,  such as the S&P 500 and the S&P 400.  SPDRs are traded on the American Stock  Exchange.  SPDR holders such as the
Fund are paid a "Dividend  Equivalent  Amount" that corresponds to the amount of cash dividends  accruing to the securities held by the SPDR  Trust,  net of  certain  fees and  expenses.  The 1940 Act  limits  investments  in  securities  of other investment  companies,  such as SPDR Trusts. These limitations include,  among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in  securities of other  investment  companies and no more than
5% of its total assets may be invested in the securities of any one investment company.

..........Additional  information  on investing in other  investment  companies  and its risks is included in the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Fund  may,  from  time to time,  purchase  debt  securities  issued by the U.S.
government.  These  securities  include  Treasury  bills,  notes and bonds.  Treasury  bills have a maturity of one year or less,  Treasury notes  generally have a maturity of one to ten years,  and Treasury bonds generally have maturities of more than ten years.

         U.S. government debt securities also include securities issued or guaranteed by agencies or  instrumentalities  of the U.S.  government.  Some obligations of U.S.  government  agencies,  such as Government  National  Mortgage  Association
("GNMA")  participation  certificates,  are supported by the full faith and credit of the U.S. Treasury.  GNMA Certificates are  mortgage-backed  securities  representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations -- are either insured by the Federal Housing
Administration  or guaranteed by the Veterans  Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through  securities  dealers.  Once approved by GNMA, the timely payment of interest  and  principal  on each  mortgage  is  guaranteed  by GNMA and  backed by the full  faith and  credit of the U.S.
government.  (For  additional  information on  mortgage-backed  securities and their risks,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods.")

         Other United States  government debt securities,  such as securities of the Federal Home Loan Banks, are supported by the right of the  issuer to  borrow  from the  Treasury.  Others,  such as bonds  issued  by  Fannie  Mae,  a  federally chartered private  corporation,  are supported only by the credit of the corporation.  In the case of securities not backed by the full faith and credit of the United States,  the Fund must look  principally  to the agency issuing or  guaranteeing the  obligation  in the event  the  agency  or  instrumentality  does not meet its  commitments.  The Fund  will  invest in securities of such  instrumentalities  only when its Sub-advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

         When-Issued  and  Delayed-Delivery  Transactions.  Ordinarily,  the Fund buys and sells  securities on an ordinary settlement  basis.  That  means  that the buy or sell  order is sent,  and the Fund  actually  takes  delivery  or gives up physical  possession of the security on the "settlement date," which is three business days later.  However,  the Fund also may purchase and sell securities on a when-issued or delayed-delivery basis.

         When-issued or  delayed-delivery  transactions occur when securities are purchased or sold by the Fund and payment and  delivery  take  place at an  agreed-upon  time in the  future.  The Fund may engage in this  practice  in an effort to secure an  advantageous  price and yield.  However,  the yield on a comparable  security  available when delivery  actually takes  place may vary from the yield on the  security  at the time the  when-issued  or  delayed-delivery  transaction  was entered into.

..........Additional  information on when-issued and  delayed-delivery  transactions and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Futures, Options and Other Financial Instruments.

         General. As discussed in the Prospectus,  the Sub-adviser may use various types of financial instruments,  some of which are  derivatives,  to  attempt  to manage  the risk of the  Fund's  investments  or, in  certain  circumstances,  for investment  (e.g.,  as a substitute for investing in securities).  These financial  instruments  include  options,  futures contracts  (sometimes  referred to as  "futures"),  forward  contracts,  swaps,  caps,  floors and  collars  (collectively,
"Financial  Instruments").  The policies in this section do not apply to other types of instruments  sometimes  referred to as derivatives, such as indexed securities, and mortgage-backed and other asset-backed securities.

         Hedging  strategies  can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges.  A short hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  variations in the value of one or more  investments  held in the Fund's  portfolio.  A long or  anticipatory  hedge involves the use of a Financial
Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more  investments that the Fund intends to acquire.  In an  anticipatory  hedge  transaction,  the Fund does not already own a  corresponding security.  Rather,  it relates to a security or type of  security  that the Fund  intends to acquire.  If the Fund does not eliminate the hedge by purchasing the security as  anticipated,  the effect on the Fund's  portfolio  generally is the same as if a  long  position  in  the  security  were  entered  into.  Financial  Instruments  may  also  be  used,  in  certain circumstances, for investment (e.g., as a substitute for investing in securities).

         Financial  Instruments on individual  securities generally are used to attempt to hedge against price movements in one or more  particular  securities  positions that the Fund already owns or intends to acquire.  Financial  instruments on indices,  in contrast,  generally are used to attempt to hedge all or a portion of a portfolio  against price  movements of securities within a market sector in which the Fund has invested or expects to invest.

         The use of Financial  Instruments  is subject to applicable  regulations  of the SEC, the several  exchanges  upon which they are traded,  and the CFTC. In addition,  the Fund's ability to use Financial  Instruments  may be limited by tax considerations.  See this SAI under  "Additional  Tax  Considerations."  In  addition  to the  instruments  and  strategies described  below,  the Sub-advisor may use other similar or related  techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities.

         Special Risks.  Financial  Instruments and their use involve special  considerations  and risks,  certain of which are described below.

         (1)  Financial  Instruments  may increase  the  volatility  of the Fund.  If the  Sub-advisor  employs a Financial
Instrument that correlates imperfectly with the Fund's investments,  a loss could result,  regardless of whether or not the intent was to manage risk.

         (2) There might be imperfect  correlation between price movements of a Financial Instrument and price movements of the  investment(s)  being hedged.  For example,  if the value of a Financial  Instrument used in a short hedge increased by less than the  decline  in value of the  hedged  investment(s),  the hedge  would not be fully  successful.  This  might be caused by certain kinds of trading activity that distorts the normal price  relationship  between the security being hedged and the Financial Instrument.

         The Fund is authorized to use options and futures  contracts  related to  securities  with issuers,  maturities or other  characteristics  different from the securities in which it typically invests.  This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

         The direction of options and futures  price  movements can also diverge from the direction of the movements of the prices of their underlying  instruments,  even if the underlying  instruments match the Fund's  investments  well.  Options and  futures  prices are  affected  by such  factors as current  and  anticipated  short-term  interest  rates,  changes in volatility of the underlying  instrument,  and the time remaining  until  expiration of the contract,  which may not affect security  prices the same way.  Imperfect  correlation  may also result from differing  levels of demand in the options and futures  markets and the  securities  markets,  from  structural  differences in how options and futures and securities are traded,  or from  imposition of daily price  fluctuation  limits or trading  halts.  The Fund may take positions in options and futures  contracts  with a greater or lesser face value than the  securities  it wishes to hedge or intends to purchase in order to attempt to compensate for  differences  in volatility  between the contract and the  securities,  although this may not be successful in all cases.

         (3) If  successful,  the  above-discussed  hedging  strategies  can  reduce  risk of loss by wholly  or  partially offsetting the negative effect of unfavorable price movements of portfolio  securities.  However,  such strategies can also reduce  opportunity  for gain by offsetting the positive  effect of favorable  price  movements.  For example,  if the Fund entered  into a short  hedge  because  the  Sub-advisor  projected  a decline  in the  price of a  security  in the  Fund's portfolio,  and the  price of that  security  increased  instead,  the gain from that  increase  would  likely be wholly or partially  offset by a decline in the value of the short position in the Financial  Instrument.  Moreover,  if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund is required to maintain assets as "cover," maintain  segregated  accounts or make margin payments when they take positions in Financial Instruments  involving obligations to third parties (i.e.,  Financial
Instruments  other  than  purchased  options).  If the  Fund is  unable  to  close  out  its  positions  in such  Financial
Instruments,  it might be required to continue to maintain such assets or segregated  accounts or make such payments  until the position expired.

         Cover.  Positions in Financial  Instruments,  other than  purchased  options,  expose the Fund to an obligation to another party.  The Fund will not enter into any such  transaction  unless it owns (1) an offsetting  ("covered")  position in securities,  currencies or other options,  futures contracts or forward  contracts,  or (2) cash or liquid assets with a value,  market-to-market  daily,  sufficient to cover its  obligations  to the extent not covered as provided in (1) above.
The Fund will comply with SEC  guidelines  regarding  cover for these  instruments  and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

         Assets  used as cover or held as  segregated  cannot be sold while the  position  in the  corresponding  Financial
Instrument  is open  unless they are  replaced  with other  appropriate  assets.  As a result,  the  commitment  of a large portion of the Fund's assets to cover or to hold as segregated could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

         Options.  The Fund may  engage in  certain  strategies  involving  options  to  attempt  to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

         The purchase of call options can serve as a hedge  against a price rise of the  underlying  security or instrument and the purchase of put options can serve as a hedge  against a price  decline of the  underlying  security or  instrument.
Writing call options can serve as a limited short hedge  because  declines in the value of the hedged  investment  would be offset to the extent of the premium  received  for writing the option.  Writing put options can serve as a limited  long or anticipatory  hedge because  increases in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.

         The value of an option  position will  reflect,  among other things,  the current  market value of the  underlying investment,  the time  remaining  until  expiration,  the  relationship  of the  exercise  price to the market price of the underlying  investment,  the  price  volatility  of  the  underlying  investment  and  general  market  and  interest  rate conditions.  Options that expire unexercised have no value.

         The  Fund  may  effectively  terminate  its  right or  obligation  under an  option  by  entering  into a  closing transaction.  For  example,  the Fund may  terminate  a position  in a put or call  option it had  purchased  by writing an identical  put or call  option,  which  is known as a  closing  sale  transaction.  Closing  transactions  permit a Fund to realize  profits or limit  losses on an option  position  prior to its exercise or  expiration.  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

                  Risks of Options on Securities.  Options embody the possibility of large amounts of exposure,  which will result in the Fund's net asset  value being more  sensitive  to changes in the value of the  related  investment.  The Fund may purchase or write both  exchange-traded and OTC options.  Exchange-traded  options in the United States are issued by a clearing  organization  affiliated with the exchange on which the option is listed that, in effect,  guarantees  completion of every  exchange-traded  option transaction.  In contrast,  OTC options are contracts between a fund and its counterparty
(usually a securities  dealer or a bank) with no clearing  organization  guarantee.  Failure by the counterparty to make or take delivery of the underlying  investment  upon exercise would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

                  Options on Indices.  The risks of purchasing  and selling  options on indices may be greater than options on  securities.  Because index options are settled in cash,  when the Fund writes a call on an index it cannot  fulfill its potential  settlement  obligations  by  delivering  the  underlying  securities.  The Fund can  offset  some of the risk of writing a call index option by holding a  diversified  portfolio  of  securities  similar to those on which the  underlying index is based.  However,  the Fund cannot,  as a practical  matter,  acquire and hold a portfolio  containing  exactly the same  securities as underlie the index and, as a result,  it bears a risk that the value of the  securities  held will vary from the value of the index.

                  OTC Options.  Unlike  exchange-traded  options,  which are  standardized  with respect to the  underlying instrument,  expiration  date,  contract size, and strike price, the terms of OTC options (options not traded on exchanges)
generally  are  established  through  negotiation  with  the  other  party  to the  option  contract.  While  this  type of arrangement  allows a Fund great  flexibility to tailor the option to its needs, OTC options generally involve greater risk than  exchange-traded  options,  which are guaranteed by the clearing  organization  of the exchange where they are traded.
Generally, OTC foreign currency options used by the Fund are European-style options.

..........Additional  information  about  options  transactions  and their risks is  included in this SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase  of put  options on futures  can serve as a short hedge.  Writing call options on futures  contracts  can serve as a limited short hedge,  using a strategy  similar to that used for writing  call options on  securities  or indices.  Similarly,  writing put options on futures  contracts  can serve as a limited long or anticipatory hedge.

         In addition,  futures  strategies can be used to manage the  "duration" (a measure of  anticipated  sensitivity to changes in interest  rates,  which is sometimes  related to the weighted  average  maturity of a portfolio)  and associated interest  rate risk of the Fund's  fixed-income  investments.  If the  Sub-advisor  wishes to shorten  the  duration of the
Fund's  fixed-income  investments  (i.e.,  reduce anticipated  sensitivity),  the Fund may sell an appropriate debt futures contract  or a call option  thereon,  or  purchase a put option on that  futures  contract.  If the  Sub-advisor  wishes to lengthen the duration of the Fund's fixed-income  investments (i.e.,  increase anticipated  sensitivity),  the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

         At the  inception  of a futures  contract,  the Fund will be  required  to deposit  "initial  margin" in an amount generally  equal to 10% or less of the  contract  value.  Unlike  margin  in  securities  transactions,  initial  margin on futures contracts and written options on futures  contracts does not represent a borrowing on margin,  but rather is in the nature of a performance  bond or good-faith  deposit that is returned to the Fund at the  termination of the transaction if all contractual  obligations have been satisfied.  Under certain  circumstances,  such as periods of high  volatility,  the
Fund may be required to increase the level of initial margin deposits.

         If the Fund were unable to  liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would continue to be subject to market risk with respect to the  position.  In  addition,  except in the case of  purchased  options,  the
Fund would continue to be required to make daily  variation  margin  payments and might be required to continue to maintain the position  being hedged by the futures  contract or option or to continue to maintain cash or securities in a segregated account.

                  Risks of Futures  Contracts and Options  Thereon.  The spreads at a given time between prices in the cash and futures markets  (including the options on futures markets),  due to differences in the natures of those markets,  will fluctuate  based on a number of factors.  For  instance,  the  liquidity  of the  futures  market  depends on  participants entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the  futures  market  could be  reduced,  thus  producing  price  distortion.  Due to the possibility of distortion,  a hedge may not be successful.  Although stock index futures  contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced.

..........For  additional  information  on futures  contracts  and options on futures and their risks,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Index Futures.  The price of index futures may move  proportionately  more than or less than the price of the  securities  being  hedged.  If the  price of the  index  futures  moves  proportionately  less  than the  price of the securities  that are the  subject  of the  hedge,  the  hedge  will  not be  fully  effective.  Assuming  the  price of the securities being hedged has moved in an unfavorable  direction,  as anticipated when the hedge was put into place, the Fund would be in a better  position  than if it had not  hedged at all,  but not as good as if the  price of the  index  futures moved in full  proportion  to that of the  hedged  securities.  If the price of the  futures  contract  moves more than the price of the  securities,  the Fund  will  experience  either a loss or a gain on the  futures  contract  that  will not be completely offset by movements in the price of the securities that are the subject of the hedge.

         Where index futures are purchased in an anticipatory  hedge,  it is possible that the market may decline  instead.
If the Fund then  decides not to invest in the  securities  at that time because of concern as to possible  further  market decline or for other  reasons,  it will  realize a loss on the futures  contract  that is not offset by a reduction  in the price of the securities it had anticipated purchasing.

         Foreign Currency Hedging Strategies -- Special  Considerations.  The Fund may use options and futures contracts on foreign  currencies,  as mentioned  previously,  and forward  currency  contracts,  as described below, to attempt to hedge against  movements in the values of the foreign  currencies in which the Fund's  securities are  denominated or, in certain circumstances,  for  investment  (e.g.,  as a substitute  for investing in  securities  denominated  in foreign  currency).
Currency  hedges can  protect  against  price  movements  in a security  that the Fund owns or intends to acquire  that are attributable to changes in the value of the currency in which it is denominated.

         The Fund may seek to hedge against price movements in a particular  currency by entering into  transactions  using
Financial  Instruments on another  currency or a basket of  currencies,  the value of which the  Sub-advisor  believes will have a high degree of positive  correlation  to the value of the  currency  being  hedged.  The risk that  movements in the price of the Financial  Instrument will not correlate  perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

         The value of Financial  Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency  transactions  occurring in the interbank market might involve  substantially larger amounts than those involved in the use of such  Financial  Instruments by the Fund, the Fund could be  disadvantaged by having to deal in the odd-lot market  (generally  consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic  reporting of last sale  information for foreign  currencies or any regulatory  requirement that  quotations  available  through  dealers or other  market  sources be firm or  revised  on a timely  basis.  Quotation information  generally is  representative  of very large  transactions  in the interbank  market and thus might not reflect odd-lot  transactions  where  rates  might be less  favorable.  The  interbank  market in foreign  currencies  is a global, round-the-clock  market.  To the  extent  the U.S.  options  or  futures  markets  are  closed  while the  markets  for the underlying  currencies remain open,  significant  price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement  of hedging  transactions  involving  foreign  currencies  might be required  to take place  within the country  issuing the  underlying  currency.  Thus,  the Fund might be required to accept or make delivery of the underlying foreign  currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the  maintenance  of foreign  banking arrangements  by U.S.  residents  and might be required to pay any fees,  taxes and charges  associated  with such delivery assessed in the issuing country.

         Forward Currency  Contracts and Foreign Currency  Deposits.  The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

         If the Fund uses  forward  currency  contracts  to hedge  against a decline in the value of  existing  investments denominated in foreign currency,  such a hedge would tend to offset both positive and negative currency  fluctuations,  but would not offset  changes in security  values caused by other  factors.  The Fund could also hedge the position by entering into a forward  currency  contract to sell another  currency (or a basket of currencies)  expected to perform  similarly to the  currency in which the Fund's  existing  investments  are  denominated.  This type of hedge could offer  advantages  in terms of cost,  yield or  efficiency,  but may not hedge  currency  exposure as  effectively as a simple hedge against U.S.
dollars.  This  type of hedge may  result  in  losses if the  currency  used to hedge  does not  perform  similarly  to the currency in which the hedged securities are denominated.

         The cost to the Fund of  engaging  in forward  currency  contracts  will vary with  factors  such as the  currency involved,  the length of the  contract  period and the market  conditions  then  prevailing.  When the Fund  enters  into a forward  currency  contract,  it relies on the  counterparty  to make or take  delivery of the  underlying  currency at the maturity of the  contract.  Failure by the  counterparty  to do so would  result in the loss of some or all of any expected benefit of the transaction.

         As is the case with  futures  contracts,  purchasers  and  sellers of forward  currency  contracts  can enter into offsetting  closing  transactions,  similar  to  closing  transactions  on futures  contracts,  by  selling or  purchasing, respectively,  an instrument  identical to the instrument  purchased or sold.  Secondary markets generally do not exist for forward  currency  contracts,  with the  result  that  closing  transactions  generally  can be made for  forward  currency contracts only by negotiating  directly with the  counterparty.  Thus, there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity.  In  addition,  in the event of insolvency of the  counterparty,  the Fund might be unable to close out a forward currency  contract.  In either event, the
Fund would  continue  to be subject to market  risk with  respect to the  position,  and would  continue  to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

         Forward currency contracts may substantially  change a fund's investment  exposure to changes in currency exchange rates and could  result  in  losses to the Fund if  currencies  do not  perform  as the  adviser  anticipates.  There is no assurance that the Sub-advisor's  use of forward currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

         The  Fund may also  purchase  and sell  foreign  currency  and  invest  in  foreign  currency  deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

..........Additional  information about forward currency  contracts and other foreign currency  transactions and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Combined  Positions.  The Fund may purchase and write  options or futures in  combination  with each other,  or in combination  with  futures or forward  currency  contracts,  to manage the risk and return  characteristics  of its overall position.  For example,  the Fund may purchase a put option and write a call option on the same underlying  instrument,  in order to construct a combined  position whose risk and return  characteristics  are similar to selling a futures  contract.
Another  possible  combined  position would involve writing a call option at one strike price and buying a call option at a lower  price,  in order to  reduce  the risk of the  written  call  option in the event of a  substantial  price  increase.
Because combined options positions involve multiple trades, they result in higher transaction costs.

         Turnover.  The Funds' options and futures  activities  may affect their  turnover  rates and brokerage  commission payments.  The exercise of calls or puts written by the Fund, and the sale or purchase of futures  contracts,  may cause it to sell or purchase  related  investments,  thus  increasing  its  turnover  rate.  Once the Fund has  received an exercise notice on an option it has written,  it cannot effect a closing  transaction in order to terminate its obligation under the option and must deliver or receive the  underlying  securities  at the exercise  price.  The exercise of puts  purchased by the Fund may also  cause the sale of  related  investments,  increasing  turnover.  Although  such  exercise  is within the
Fund's  control,  holding a protective put might cause it to sell the related  investments for reasons that would not exist in the  absence  of the  put.  The  Fund  will  pay a  brokerage  commission  each  time it buys or  sells a put or call or purchases or sells a futures  contract.  Such  commissions may be higher than those that would apply to direct purchases or sales.

         Swaps,  Caps,  Floors  and  Collars.  The Fund is  authorized  to enter into  swaps,  caps,  floors  and  collars.
Additional  information  on swaps,  caps and floors is  included in this SAI under  "Certain  Risk  Factors and  Investment
Methods."  A collar combines elements of buying a cap and selling a floor.

..........         Investment  Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF INVESCO  Technology Fund.  These  limitations are not fundamental  restrictions,  and can be changed without shareholder approval.

         1.       The Fund may not sell securities short (unless it owns or has the right to obtain  securities  equivalent in kind and amount to the  securities  sold short) or purchase  securities on margin,  except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency,  futures  contracts,  options,  forward contracts, swaps,  caps,  floors,  collars and other financial  instruments,  (ii) the Fund may obtain such short-term  credits as are necessary  for the  clearance  of  transactions,  and (iii) the Fund may make margin  payments in  connection  with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

         2.       The Fund does not  currently  intend to purchase any  security if, as a result,  more than 15% of its net assets would be invested in  securities  that are deemed to be illiquid  because  they are subject to legal or  contractual restrictions  on resale or because they cannot be sold or disposed of in the ordinary  course of business at  approximately the prices at which they are valued.

         3.       The Fund may  invest  in  securities  issued  by other  investment  companies  to the  extent  that  such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF INVESCO HEALTH SCIENCES FUND:

Investment  Objective:  The investment  objective of the Fund is to seek growth.  The Fund invests  primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

Investment Policies:

..........ADRs.  American Depository  Receipts,  or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign  corporations that are held by the bank issuing the receipt.  An ADR entitles its holder to all dividends and capital gains on the underlying  foreign  securities,  less any fees paid to the bank.  Purchasing  ADRs gives the Fund the ability to purchase the functional  equivalent of foreign  securities  without going to the foreign  securities markets to do so. ADRs are bought and sold in U.S.  dollars,  not foreign  currencies.  An ADR that is  "sponsored"  means that the foreign  corporation  whose  shares are  represented  by the ADR is  actively  involved  in the  issuance  of the ADR,  and generally  provides material  information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign  corporation whose shares are held by the bank is not obligated to disclose material  information in the United
States,  and,  therefore,  the market value of the ADR may not reflect  important facts known only to the foreign  company.
Since they mirror their  underlying  foreign  securities,  ADRs generally have the same risks as investing  directly in the underlying foreign securities.

..........Certificates of Deposit in Foreign Banks and U.S.  Branches of Foreign Banks.  The Fund may maintain time deposits in and invest in U.S. dollar  denominated CDs issued by foreign banks and U.S.  branches of foreign banks.  The Fund limits investments in foreign bank  obligations to U.S. dollar  denominated  obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Company's Directors.

..........The Fund may also invest in bankers'  acceptances,  time deposits and certificates of deposit of U.S.  branches of foreign banks and foreign  branches of U.S.  banks.  Investments in  instruments of U.S.  branches of foreign banks will be made only with branches that are subject to the same  regulations as U.S.  banks.  Investments  in instruments  issued by a foreign  branch of a U.S. bank will be made only if the  investment  risk  associated  with such  investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent  unconditionally  liable in the event that the foreign branch fails to pay on the investment for any reason.

..........Commercial  Paper.  Commercial paper is the term for short-term  promissory notes issued by domestic  corporations to meet current working capital needs.  Commercial paper may be unsecured by the corporation's  assets but may be backed by
a  letter  of  credit  from  a  bank  or  other  financial   institution.   The  letter  of  credit  enhances  the  paper's
creditworthiness.  The issuer is directly  responsible for payment but the bank  "guarantees"  that if the note is not paid at maturity by the issuer,  the bank will pay the principal and interest to the buyer.  The  Sub-advisor  will consider the creditworthiness  of the institution  issuing the letter of credit,  as well as the  creditworthiness  of the issuer of the
commercial  paper,  when  purchasing  paper  enhanced  by  a  letter  of  credit.   Commercial  paper  is  sold  either  as
interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

..........Debt  Securities.  Debt  securities  include bonds,  notes and other  securities that give the holder the right to receive  fixed amounts of  principal,  interest,  or both on a date in the future or on demand.  Debt  securities  also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

..........Although  the Fund may invest in debt  securities  assigned  lower  grade  ratings by S&P or  Moody's,  the Fund's investments  have generally been limited to debt  securities  rated B or higher by either S&P or Moody's.  Debt  securities rated  lower than B by either S&P or Moody's  are  usually  considered  to be  speculative.  At the time of  purchase,  the
Sub-advisor will limit Fund investments to debt securities  which the Sub-advisor  believes are not highly  speculative and which are rated at least CCC by S&P or Caa by Moody's.

..........A significant  economic  downturn or increase in interest rates may cause issuers of debt securities to experience increased  financial  problems which could  adversely  affect their ability to pay principal and interest  obligations,  to meet projected  business  goals,  and to obtain  additional  financing.  These  conditions  more severely impact issuers of lower-rated  debt  securities.  The market for lower-rated  straight debt securities may not be as liquid as the market for higher-rated  straight debt securities.  Therefore,  the Sub-advisor attempts to limit purchases of lower-rated  securities to securities having an established secondary market.

..........Although  bonds in the  lowest  investment  grade debt  category  (those  rated BBB by S&P,  Baa by Moody's or the
equivalent)  are  regarded  as  having  adequate   capability  to  pay  principal  and  interest,   they  have  speculative
characteristics.  Adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for higher-rated  bonds.  Lower-rated  bonds by Moody's  (categories
Ba, B or Caa) are of poorer quality and also have speculative  characteristics.  Bonds rated Caa may be in default or there may be  present  elements  of danger  with  respect to  include  those that are  regarded,  on  balance,  as  predominantly speculative  with respect to the issuer's  capacity to pay interest and repay  principal in accordance with their terms; BB indicates the lowest degree of  speculation  and CCC a high degree of  speculation.  While such bonds likely will have some quality and  protective  characteristics,  these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Bonds having equivalent ratings from other ratings services will have characteristics  similar to those of the corresponding S&P and Moody's ratings.

..........The Fund may invest in zero coupon bonds, step-up bonds,  mortgage-backed  securities and asset-backed securities.
Step-up bonds  initially make no (or low) cash interest  payments but begin paying  interest (or a higher rate of interest)
at a fixed time after  issuance of the bond.  The market values of step-up bonds  generally  fluctuate  more in response to changes in interest  rates than  interest-paying  securities  of comparable  term and quality.  The Fund may be required to distribute  income  recognized on these bonds,  even though no cash may be paid to the Fund until the maturity or call date of a bond,  in order  for the Fund to  maintain  its  qualification  as a  regulated  investment  company.  These  required distributions could reduce the amount of cash available for investment by the Fund.

..........Additional information about the debt securities,  mortgage-backed  securities,  asset-backed  securities and zero coupon  bonds and their  risks,  including  the risks of  lower-rated  debt  securities,  is  included  in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Domestic Bank Obligations.  U.S. banks (including their foreign branches) issue  certificates of deposit (CDs) and bankers'  acceptances  which may be  purchased  by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating  requirements.  CDs are issued against  deposits in a commercial bank for a specified  period and rate and are  normally  negotiable.  Eurodollar  CDs are  certificates  issued by a foreign  branch
(usually  London) of a U.S.  domestic bank,  and, as such,  the credit is deemed to be that of the domestic bank.  Bankers'
acceptances are short-term  credit  instruments  evidencing the promise of the bank (by virtue of the bank's  "acceptance")
to pay at  maturity a draft  which has been drawn on it by a customer  (the  "drawer").  Bankers'  acceptances  are used to finance the import,  export,  transfer,  or storage of goods and reflect the  obligation of both the bank and the drawer to pay the face amount.  Both types of securities are subject to the ability of the issuing bank to meet its obligations,  and are subject to risks common to all debt securities.  In addition,  banker's  acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

..........Equity and Convertible Debt Securities.  The Fund may invest in common and preferred stocks,  and securities whose values  are tied to the price of  stocks,  such as  rights  and  warrants.  Additional  information  about  these  types of securities and their risks is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........The Fund  also may  purchase  convertible  securities  including  convertible  debt  obligations  and  convertible preferred  stock.  A convertible  security  entitles the holder to exchange it for a fixed number of shares of common stock
(or other equity  security),  usually at a fixed price within a specified  period of time. Until  conversion,  the owner of convertible  securities usually receives the interest paid on a convertible bond or the dividend  preference of a preferred stock.

..........A convertible  security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar  securities without the conversion  feature.  Investment value changes are based upon prevailing interest  rates and other factors.  It also has a "conversion  value," which is the market value the  convertible  security would have if it were  exchanged for the underlying  equity  security.  Convertible  securities may be purchased at varying price levels above or below their investment values or conversion values.

..........Conversion value is a simple  mathematical  calculation that fluctuates  directly with the price of the underlying security.  However,  if the  conversion  value is  substantially  below  the  investment  value,  the  market  value of the convertible  security is governed  principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible  security  generally will rise above investment value. In such cases, the market value of the  convertible  security may be higher than its conversion  value,  due to the  combination  of the  convertible security's  right to interest (or dividend  preference)  and the  possibility of capital  appreciation  from the conversion feature.  However,  there is no assurance  that any premium above  investment  value or conversion  value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

..........Eurobonds and Yankee Bonds.  The Fund may invest in bonds issued by foreign  branches of U.S. banks  ("Eurobonds")
and bonds  issued by a U.S.  branch of a foreign  bank and sold in the United  States  ("Yankee  bonds").  These  bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

..........Foreign  Securities.  Investments in the securities of foreign  companies,  or companies that have their principal business  activities  outside the United States,  involve certain risks not associated  with investment in U.S.  companies.
Foreign  securities  involve certain risks not associated with  investment in U.S.  companies,  which are described in more detail in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Foreign  currency  exchange rates are  determined by supply and demand on the foreign  exchange  markets.  Foreign exchange  markets are affected by the  international  balance of payments  and other  economic  and  financial  conditions, government  intervention,  speculation and other factors, all of which are outside the control of the Fund. Generally,  the
Fund's foreign currency  exchange  transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

..........Financial  Instruments/Derivatives.  The Sub-advisor may use various types of financial instruments, some of which are  derivatives,  to attempt to manage the risk of the Fund's  investments  or, in certain  circumstances,  for investment
(e.g., as a substitute for investing in  securities).  These  financial  instruments  include  options,  futures  contracts
(sometimes  referred to as  "futures"),  forward  contracts,  swaps,  caps,  floors and collars  (collectively,  "Financial
Instruments").  The  policies  in this  section  do not  apply  to other  types of  instruments  sometimes  referred  to as derivatives,  such as indexed  securities,  mortgage-backed  and other asset-backed  securities,  and stripped interest and principal of debt.

..........Hedging  strategies  can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges.  A short hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  variations in the value of one or more  investments  held in the Fund's  portfolio.  A long or  anticipatory  hedge involves the use of a Financial
Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more  investments that the Fund intends to acquire.  In an  anticipatory  hedge  transaction,  the Fund does not already own a  corresponding security.  Rather,  it relates to a security or type of  security  that the Fund  intends to acquire.  If the Fund does not eliminate  the hedge by  purchasing  the security as  anticipated,  the effect on the Fund's  portfolio is the same as if a long position were entered into.

..........Financial  Instruments  may also be used, in certain  circumstances,  for  investment  (e.g.,  as a substitute for investing in securities).  Financial  Instruments on individual  securities  generally are used to attempt to hedge against price  movements  in one or more  particular  securities  positions  that the Fund  already  owns or  intends  to  acquire.
Financial  Instruments  on indexes,  in  contrast,  generally  are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

..........The use of Financial  Instruments is subject to applicable  regulations of the Securities and Exchange  Commission
("SEC"),  the several  exchanges upon which they are traded,  and the Commodity  Futures Trading  Commission  ("CFTC").  In
addition, the Fund's ability to use Financial Instruments will be limited by tax considerations.

..........In addition to the instruments and strategies  described  below,  the Sub-advisor may use other similar or related techniques to the extent that they are  consistent  with the Fund's  investment  objective and permitted by its  investment limitations and applicable regulatory authorities.

..........Options.  The Fund may  engage in  certain  strategies  involving  options  to  attempt  to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

..........The purchase of call options can serve as a hedge  against a price rise of the  underlier  and the purchase of put options can serve as a hedge  against a price decline of the  underlier.  Writing call options can serve as a limited short hedge  because  declines in the value of the hedged  investment  would be offset to the extent of the premium  received for writing the option.

..........Writing  put options can serve as a limited  long or  anticipatory  hedge  because  increases  in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

..........The value of an option  position will  reflect,  among other things,  the current  market value of the  underlying investment,  the time  remaining  until  expiration,  the  relationship  of the  exercise  price to the market price of the underlying  investment,  the price volatility of the underlying investment and general market and interest rate conditions.
Options that expire unexercised have no value.

..........The  Fund  may  effectively  terminate  its  right or  obligation  under an  option  by  entering  into a  closing transaction.  For  example,  the Fund may  terminate  its  obligation  under a call or put  option  that it had  written by purchasing an identical call or put option,  which is known as a closing  purchase  transaction.  Conversely,  the Fund may terminate a position in a put or call option it had  purchased by writing an identical  put or call option,  which is known as a closing  sale  transaction.  Closing  transactions  permit  the Fund to realize  profits or limit  losses on an option position prior to its exercise or expiration.

..........Options on  Indices.  The risks of  purchasing  and  selling  options on indexes  may be greater  than  options on securities.  Because  index  options  are settled in cash,  when the Fund  writes a call on an index it cannot  fulfill its potential settlement obligations by delivering the underlying  securities.  The Fund can offset some of the risk of writing a call index option by holding a diversified  portfolio of  securities  similar to those on which the  underlying  index is based.  However,  the Fund  cannot,  as a  practical  matter,  acquire  and hold a  portfolio  containing  exactly the same securities as underlie the index and, as a result,  bears a risk that the value of the  securities  held will vary from the value of the index.

..........OTC Options.  Unlike  exchange-traded  options,  which are standardized with respect to the underlying instrument, expiration  date,  contract size, and strike price,  the terms of OTC options  (options not traded on exchanges)  generally are established  through  negotiation  with the other party to the option contract.  While this type of arrangement  allows the Fund  great  flexibility  to  tailor  the  option  to its  needs,  OTC  options  generally  involve  greater  risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

..........Additional  information  about  options  transactions  and their risks is  included in this SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

..........Futures Contracts and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase  of put  options on futures  can serve as a short hedge.  Writing call options on futures  contracts  can serve as a limited short hedge,  using a strategy  similar to that used for writing  call options on  securities  or indexes.  Similarly,  writing put options on futures  contracts  can serve as a limited long or anticipatory hedge.

..........In addition,  futures  strategies can be used to manage the  "duration" (a measure of  anticipated  sensitivity to changes in interest  rates,  which is sometimes  related to the weighted  average  maturity of a portfolio)  and associated interest rate risk of the Fund's  fixed-income  portfolio.  If the Sub-Advisor wishes to shorten the duration of the Fund's fixed-income  portfolio (i.e., reduce anticipated  sensitivity),  the Fund may sell an appropriate debt futures contract or a call option  thereon,  or purchase a put option on that  futures  contract.  If the  Sub-advisor  wishes to lengthen  the duration of the Fund's fixed-income  portfolio (i.e.,  increase anticipated  sensitivity),  the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

..........At the inception of a futures  contract,  the Fund is required to deposit  "initial margin" in an amount generally equal to 10% or less of the contract  value.  Initial  margin must also be deposited when writing a call or put option on a futures contract,  in accordance with applicable  exchange rules.  Subsequent  "variation  margin" payments are made to and from the  futures  broker  daily as the value of the  futures  or  written  option  position  varies,  a  process  known as
"marking-to-market."  Unlike margin in securities transactions,  initial margin on futures contracts and written options on futures  contracts  does not  represent  a  borrowing  on  margin,  but rather is in the  nature of a  performance  bond or good-faith  deposit that is returned to the Fund at the termination of the transaction if all contractual  obligations have been satisfied.  Under certain circumstances,  such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits.

..........If the Fund were unable to  liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition,  except in the case of purchased options, the Fund would  continue to be required to make daily  variation  margin  payments and might be required to continue to maintain the position  being  hedged by the futures  contract or option or to continue to maintain  cash or  securities  in a segregated account.

..........Index Futures.  For additional  information on futures  contracts and options on futures and their risks, see this
SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment  Methods." The price of the index futures may move  proportionately  more than or less than the price of the securities  being hedged.  If the price of the index futures moves  proportionately  less than the price of the  securities  that are the  subject of the  hedge,  the hedge will not be fully effective.  Assuming the price of the securities being hedged has moved in an unfavorable  direction,  as anticipated when the hedge was put into  place,  the Fund would be in a better  position  than if it had not hedged at all,  but not as good as if the price of the index  futures  moved in full  proportion  to that of the hedged  securities.  However,  if the price of the  securities  being hedged has moved in a favorable  direction,  this  advantage  will be  partially  offset by movement  of the price of the  futures  contract.  If the price of the  futures  contract  moves more than the price of the securities,  the Fund will experience  either a loss or a gain on the futures  contract that will not be completely  offset by movements in the price of the securities that are the subject of the hedge.

..........Where index futures are purchased in an anticipatory  hedge,  it is possible that the market may decline  instead.
If the Fund then  decides not to invest in the  securities  at that time because of concern as to possible  further  market decline or for other  reasons,  it will  realize a loss on the futures  contract  that is not offset by a reduction  in the price of the securities it had anticipated purchasing.

..........Foreign Currency Hedging  Strategies--Special  Considerations.  The Fund may use options and futures  contracts on foreign  currencies,  as mentioned  previously,  and forward  currency  contracts,  as described below, to attempt to hedge against  movements in the values of the foreign  currencies in which the Fund's  securities are  denominated or, in certain circumstances,  for  investment  (e.g.,  as a substitute  for investing in  securities  denominated  in foreign  currency).
Currency  hedges can  protect  against  price  movements  in a security  that the Fund owns or intends to acquire  that are attributable to changes in the value of the currency in which it is denominated.

..........The Fund might seek to hedge against changes in the value of a particular  currency when no Financial  Instruments on that currency are available or such Financial  Instruments are more expensive than certain other Financial  Instruments.
In such cases,  the Fund may seek to hedge against price  movements in that  currency by entering into  transactions  using
Financial  Instruments on another  currency or a basket of  currencies,  the value of which the  Sub-advisor  believes will have a high degree of positive  correlation  to the value of the  currency  being  hedged.  The risk that  movements in the price of the Financial  Instrument will not correlate  perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

..........The value of Financial  Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency  transactions  occurring in the interbank market might involve  substantially larger amounts than those involved in the use of such Financial  Instruments,  the Fund could be disadvantaged by having to deal in the odd-lot  market  (generally  consisting of  transactions  of less than $1 million) for the  underlying  foreign currencies at prices that are less favorable than for round lots.

..........There is no systematic  reporting of last sale  information for foreign  currencies or any regulatory  requirement that  quotations  available  through  dealers or other  market  sources be firm or  revised  on a timely  basis.  Quotation information  generally is  representative  of very large  transactions  in the interbank  market and thus might not reflect odd-lot  transactions  where  rates  might be less  favorable.  The  interbank  market in foreign  currencies  is a global, round-the-clock  market.  To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies  remain open,  significant  price and rate movements  might take place in the underlying  markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

..........Settlement  of hedging  transactions  involving  foreign  currencies  might be required  to take place  within the country  issuing the  underlying  currency.  Thus,  the Fund might be required to accept or make delivery of the underlying foreign  currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the  maintenance  of foreign  banking arrangements  by U.S.  residents  and might be required to pay any fees,  taxes and charges  associated  with such delivery assessed in the issuing country.

..........Forward Currency  Contracts and Foreign Currency  Deposits.  The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

..........The Fund may also use forward currency  contracts to hedge against a decline in the value of existing  investments denominated in foreign currency.  Such a hedge would tend to offset both positive and negative currency  fluctuations,  but would not offset  changes in security  values caused by other  factors.  The Fund could also hedge the position by entering into a forward  currency  contract to sell  another  currency  expected to perform  similarly  to the currency in which the
Fund's  existing  investments  are  denominated.  This type of hedge  could  offer  advantages  in terms of cost,  yield or efficiency,  but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars.  This type of hedge may  result in losses if the  currency  used to hedge  does not  perform  similarly  to the  currency  in which the  hedged securities are denominated.

..........The Fund may also use forward  currency  contracts in one currency or a basket of  currencies  to attempt to hedge against  fluctuations in the value of securities  denominated in a different  currency if the Sub-advisor  anticipates that there will be a positive correlation between the two currencies.

..........The cost to the Fund of engaging in forward currency  contracts varies with factors such as the currency involved, the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  currency  contracts are usually  entered  into on a principal  basis,  no fees or  commissions  are  involved.  When the Fund enters into a forward currency  contract,  it relies on the  counterparty to make or take delivery of the underlying  currency at the maturity of the contract.  Failure by the  counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

..........As is the case with  futures  contracts,  purchasers  and  sellers of forward  currency  contracts  can enter into offsetting  closing  transactions,  similar  to  closing  transactions  on futures  contracts,  by  selling or  purchasing, respectively,  an instrument  identical to the instrument  purchased or sold.  Secondary markets generally do not exist for forward  currency  contracts,  with the  result  that  closing  transactions  generally  can be made for  forward  currency contracts only by negotiating  directly with the  counterparty.  Thus, there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity.  In  addition,  in the event of insolvency of the  counterparty,  the Fund might be unable to close out a forward currency  contract.  In either event, the
Fund would  continue  to be subject to market  risk with  respect to the  position,  and would  continue  to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

..........Forward  currency  contracts  may  substantially  change the Fund's  investment  exposure  to changes in  currency exchange rates and could result in losses to the Fund if currencies do not perform as the  Sub-advisor  anticipates.  There is no assurance that the Sub-advisor's  use of forward currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

..........The Fund may also purchase and sell foreign currency and invest in foreign currency deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

..........Additional  information about forward currency  contracts and other foreign currency  transactions and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Combined  Positions.  The Fund may purchase and write  options or futures in  combination  with each other,  or in combination  with  futures or forward  currency  contracts,  to manage the risk and return  characteristics  of its overall position.  For example,  the Fund may purchase a put option and write a call option on the same underlying  instrument,  in order to construct a combined  position whose risk and return  characteristics  are similar to selling a futures  contract.
Another  possible  combined  position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial  price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs.

..........Turnover.  The Fund's options and futures  activities  may affect their  turnover  rates and brokerage  commission payments.  The exercise of calls or puts written by the Fund, and the sale or purchase of futures  contracts,  may cause it to sell or purchase related  investments,  thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written,  it cannot effect a closing  transaction in order to terminate its obligation under the option and must deliver or receive the  underlying  securities at the exercise  price.  The exercise of puts purchased by the Fund may also cause the sale of related investments,  increasing turnover.  Although such exercise is within the Fund's control, holding a  protective  put might cause it to sell the related  investments  for reasons that would not exist in the absence of the put.  The Fund will pay a  brokerage  commission  each time it buys or sells a put or call or  purchases  or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

..........Swaps,  Caps,  Floors  and  Collars.  The Fund is  authorized  to enter into  swaps,  caps,  floors  and  collars.
Additional  information  about  forward  currency  contracts  and other foreign  currency  transactions  and their risks is included in this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment  Methods." A collar combines elements of buying a cap and selling a floor.

..........Investment  Company  Securities.  The Fund may invest in  securities  issued by other  investment  companies  that invest in short-term  debt  securities  and seek to maintain a net asset value of $1.00 per share ("money  market  funds").
The Fund also may invest in Standard & Poor's  Depository  Receipts  ("SPDRs")  and shares of other  investment  companies.
SPDRs are investment  companies whose portfolios  mirror the compositions of specific S&P indices,  such as the S&P 500 and the S&P 400.  SPDRs  are  traded  on the  American  Stock  Exchange.  SPDR  holders  such as the Fund are paid a  "Dividend
Equivalent  Amount" that  corresponds  to the amount of cash dividends  accruing to the securities  held by the SPDR Trust, net of certain fees and expenses.  The Investment  Company Act of 1940, as amended (the "1940 Act"),  limits investments in securities of other investment  companies,  such as the SPDR Trust. These limitations include,  among others, that, subject to certain  exceptions,  no more than 10% of the Fund's  total  assets may be invested in  securities  of other  investment companies,  no more than 5% of its total assets may be invested in the  securities of any one investment  company,  and the
Fund may not own more than 3% of the outstanding shares of any investment company.

..........Additional  information  on investing in other  investment  companies  and its risks is included in the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

..........REITS -- Real Estate  Investment  Trusts are investment trusts that invest primarily in real estate and securities of businesses  connected to the real estate industry.  A REIT is a managed  portfolio of real estate  investments.  Certain
REITs  holds  equity  positions  in real  estate and  provides  their  shareholders  with  income  from the  leasing of its properties  and capital  gains from any sales of  properties.  Other REITs  specialize  in lending  money to  developers of properties  and pass any interest  income earned to their  shareholders.  REITs are  dependent  upon  management  skills of their  operators.  REITs  generally  are not  diversified,  and are,  therefore,  subject  to the risk of  financing  a few projects or an unlimited number of projects.  They are also subject to heavy cash flow  dependency,  defaults by borrowers, and self-liquidation.

..........Securities Lending. The Fund may lend its portfolio  securities.  The advantage of lending portfolio securities is that the Fund  continues to have the benefits  (and risks) of  ownership of the loaned  securities,  while at the same time receiving  interest  from the  borrower of the  securities.  The primary  risk in lending  portfolio  securities  is that a borrower may fail to return a portfolio security.

..........Sovereign Debt. In certain  emerging  countries,  the central  government and its agencies are the largest debtors to local and foreign  banks and others.  Sovereign  debt  involves the risk that the  government,  as a result of political considerations  or cash flow  difficulties,  may fail to make  scheduled  payments of interest or principal and may require holders to participate in  rescheduling of payments or even to make additional  loans.  If an emerging  country  government defaults on its sovereign debt, there is likely to be no legal  proceeding  under which the debt may be ordered repaid,  in whole or in part. The ability or willingness  of a foreign  sovereign  debtor to make payments of principal and interest in a timely manner may be influenced  by, among other  factors,  its cash flow,  the  magnitude of its foreign  reserves,  the availability  of foreign  exchange on the payment  date,  the debt service  burden to the economy as a whole,  the debtor's then current  relationship with the International  Monetary Fund and its then current  political  constraints.  Some of the emerging  countries  issuing such  instruments  have experienced high rates of inflation in recent years and have extensive internal debt.  Among other effects,  high inflation and internal debt service  requirements  may adversely affect the cost and  availability  of future  domestic  sovereign  borrowing to finance  government  programs,  and may have other  adverse social,  political and economic  consequences,  including  effects on the  willingness  of such  countries to service their sovereign  debt. An emerging  country  government's  willingness  and ability to make timely payments on its sovereign debt also are likely to be heavily  affected by the country's  balance of trade and its access to trade and other  international credits.  If a country's exports are concentrated in a few commodities,  such country would be more  significantly  exposed to a decline in the  international  prices of one or more of such  commodities.  A rise in protectionism on the part of its trading  partners,  or  unwillingness  by such partners to make payment for goods in hard  currency,  could also  adversely affect the  country's  ability to export its  products  and repay its debts.  Sovereign  debtors may also be  dependent  on expected  receipts  from such  agencies  and others  abroad to reduce  principal  and  interest  arrearages  on their debt.
However,  failure by the  sovereign  debtor or other entity to implement  economic  reforms  negotiated  with  multilateral agencies or others,  to achieve  specified  levels of economic  performance,  or to make other debt  payments when due, may cause third parties to terminate  their  commitments  to provide funds to the sovereign  debtor,  which may further  impair such debtor's willingness or ability to service its debts.

..........The Fund may invest in debt  securities  issued  under the  "Brady  Plan" in  connection  with  restructurings  in emerging country debt markets or earlier loans.  These securities,  often referred to as "Brady Bonds," are, in some cases, denominated  in U.S.  dollars and  collateralized  as to  principal  by U.S.  Treasury  zero coupon  bonds  having the same maturity.  At least one year's interest  payments,  on a rolling basis, are  collateralized  by cash or other  investments.
Brady  Bonds  are  actively  traded  on an  over-the-counter  basis in the  secondary  market  for  emerging  country  debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

..........U.S.  Government  Securities.  The Fund  may,  from  time to time,  purchase  debt  securities  issued by the U.S.
government.  These  securities  include  Treasury bills,  notes,  and bonds.  Treasury bills have a maturity of one year or less,  Treasury notes  generally have a maturity of one to ten years,  and Treasury bonds generally have maturities of more than ten years.

..........U.S. government debt securities also include securities issued or guaranteed by agencies or  instrumentalities  of the U.S. government.  Some obligations of U.S. government agencies,  which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation  Certificates,  are supported by the full faith and credit of the U.S. Treasury.  GNMA Certificates are mortgage-backed  securities  representing part ownership of a pool of mortgage loans.  These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations -- are either insured by the Federal Housing  Administration or guaranteed by the Veterans  Administration.  A
"pool" or group of such  mortgages  is  assembled  and,  after being  approved  by GNMA,  is offered to  investors  through securities  dealers.  Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by
GNMA and  backed by the full  faith  and  credit of the U.S.  government.  The  market  value of GNMA  Certificates  is not guaranteed.  GNMA  Certificates  are different  from bonds because  principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity,  as is the case with a bond. GNMA  Certificates are called
"pass-through"  securities because both interest and principal payments  (including  prepayments) are passed through to the holder of the GNMA Certificate.

..........Other United States  government debt securities,  such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury.  Others,  such as bonds issued by Fannie Mae, a federally chartered private  corporation,  are supported  only by the credit of the  corporation.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the agency  issuing or  guaranteeing  the obligation in the event the agency or  instrumentality  does not meet its  commitments.  The Fund will invest in securities of such  instrumentalities  only  when the  Sub-advisor  is  satisfied  that  the  credit  risk  with  respect  to any such instrumentality is comparatively minimal.

..........When-Issued/Delayed  Delivery.  The Fund normally buys and sells securities on an ordinary  settlement basis. That means that the buy or sell order is sent,  and the Fund  actually  takes  delivery or gives up physical  possession  of the security on the  "settlement  date,"  which is three  business  days later.  However,  the Fund also may  purchase and sell securities on a when-issued or delayed delivery basis.

..........When-issued or delayed delivery  transactions  occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon  time in the future.  The Fund may engage in this practice in an effort to secure an advantageous price and yield.  However,  the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the  when-issued  or delayed  delivery  transaction  was entered  into.
When the Fund engages in  when-issued  and delayed  delivery  transactions,  it relies on the seller or buyer to consummate the sale at the future date.  If the seller or buyer fails to act as promised,  that failure may result in the Fund missing the  opportunity of obtaining a price or yield  considered to be  advantageous.  No payment or delivery is made by the Fund until it receives  delivery or payment from the other party to the  transaction.  However,  fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will:

..........1.       Not sell securities  short (unless it owns or has the right to obtain  securities  equivalent in kind and amount to the  securities  sold short) or purchase  securities on margin,  except that (i) this policy does not prevent the
Fund from entering into short positions in foreign currency,  futures contracts,  options, forward contracts,  swaps, caps, floors,  collars and other financial  instruments,  (ii) the Fund may obtain such  short-term  credits as are necessary for the clearance of transactions,  and (iii) the Fund may make margin payments in connection with futures contracts,  options, forward contracts, swaps, caps, floors, collars and other financial instruments.

..........2.       Borrow  money  only  from a bank  or  from an  open-end  management  investment  company  managed  by the
Sub-advisor  or an affiliate or a successor  thereof for temporary or emergency  purposes (not for leveraging or investing)
or by  engaging  in  reverse  repurchase  agreements  with any party  (reverse  repurchase  agreements  will be  treated as borrowings for purposes of the Fund's fundamental limitation on borrowings.

..........3.       Purchase any security  if, as a result,  more than 15% of its net assets would be invested in  securities that are deemed to be illiquid  because  they are subject to legal or  contractual  restrictions  on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

..........4.       Invest in securities  issued by other  investment  companies only to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF PROFUND MANAGED OTC FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Rydex  Managed OTC Fund) is to provide
investment   results  that  correspond  to  the  performance  of  a  benchmark  for  securities  that  are  traded  in  the over-the-counter market.  The Fund's current benchmark is a multiple of the NASDAQ 100 Index.

Investment Policies:

         Borrowing.  The Fund may borrow money to  facilitate  management  of the Fund's  portfolio by enabling the Fund to meet redemption  requests when the liquidation of portfolio  instruments  would be  inconvenient or  disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

         As required by the 1940 Act, the Fund must maintain  continuous  asset coverage  (total assets,  including  assets acquired with borrowed funds,  less liabilities  exclusive of borrowings) of 300% of all amounts  borrowed.  Maintenance of this  percentage  limitation  may  result in the sale of  portfolio  securities  at a time when  investment  considerations otherwise indicate that it would be disadvantageous to do so.

         The Fund is authorized to pledge portfolio  securities as the Sub-advisor deems appropriate in connection with any borrowings.  Additional  information  about borrowing is included in the Company's  Prospectus  under "Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent  permitted by the
1940 Act and rules and  regulations  thereunder,  and,  if  applicable,  exemptive  orders  granted  by the SEC.  If a Fund invests in, and, thus, is a shareholder of, another investment  company,  the Fund's  shareholders will indirectly bear the
Fund's  proportionate  share of the fees and expenses paid by such other investment  company,  including  advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's  Investment  Manager and the other expenses that the Fund bears directly in connection with the Fund's own operations.

         Lending of  Portfolio  Securities.  Subject to the  investment  restrictions  set forth  below,  the Fund may lend portfolio  securities to brokers,  dealers,  and financial  institutions,  provided that cash equal to at least 100% of the market value of the securities  loaned is deposited by the borrower with the Fund and is maintained  each business day in a segregated  account  pursuant to  applicable  regulations.  Loans would be subject to  termination  by the  borrower on one day's notice.  Borrowed  securities  must be returned when the loan is terminated.  Any gain or loss in the market price of the  borrowed  securities  which  occurs  during the term of the loan inures to the Fund and the Fund's  shareholders.  The
Fund may pay reasonable finders,  borrowers,  administrative,  and custodial fees in connection with a loan. For additional discussion  about this  practice,  see this SAI and the Company's  Prospectus  under  "Certain Risk Factors and  Investment
Methods."

         Options  Transactions.  The Fund may engage in options  transactions  as set forth  below.  A  description  of and additional  information  on these  instruments  and their risks are  included in this SAI and  Company's  Prospectus  under
"Certain Risk Factors and Investment  Methods." Certain other  information risks pertaining to these investment  strategies are described in the sections that follow.

                   Options on  Securities.  The Fund may buy call  options and write (sell) put options on  securities  for the purpose of realizing the Fund's investment objective.

                   Options on Security  Indices.  The Fund may purchase call and put options and write put options on stock indices listed on national securities exchanges or traded in the  over-the-counter  market as an investment vehicle for the purpose of realizing the Fund's investment objective.

         When the Fund writes an option on an index,  the Fund will be required  to deposit and  maintain  with a custodian cash or  liquid  securities  equal  in value to the  aggregate  exercise  price  of a put or call  option  pursuant  to the requirements  and the rules of the  applicable  exchange.  If, at the close of business on any day, the market value of the deposited  securities  falls below the contract price,  the Fund will deposit with the custodian cash or liquid  securities equal in value to the deficiency.

         Stock Index Futures  Contracts.  The Fund may buy and sell stock index futures contracts and related options (with respect to any stock index) that are traded on a recognized  stock  exchange or board of trade.  When the Fund purchases or sells a stock index futures contract,  or sells an option thereon,  the Fund "covers" its position.  To cover its position, the Fund may maintain with its custodian bank (and  marked-to-market  on a daily basis), a segregated account consisting of cash or other  liquid  assets  that,  when added to any amounts  deposited  with a futures  commission  merchant as initial margin,  are equal to the market value of the futures  contract.  If the Fund engages in the described  securities  trading practices and properly  segregates  assets,  the  segregated  account will  function as a practical  limit on the amount of leverage  which  the  Fund  may  undertake  and on the  potential  increase  in the  speculative  character  of the  Fund's outstanding  portfolio  securities.  Additionally,  such  segregated  accounts will generally  assure the  availability  of adequate funds to meet the obligations of the Fund arising from such investment activities.

         The Fund may  cover its long  position  in a futures  contract  by  purchasing  a put  option on the same  futures contract with a strike price (i.e.,  an exercise  price) as high or higher than the price of the futures  contract.  In the alternative,  if the strike price of the put is less than the price of the futures  contract,  the Fund will  maintain in a segregated  account cash or other liquid  assets equal in value to the  difference  between the strike price of the put and the price of the  futures  contract.  The Fund may also cover its long  position  in a futures  contract  by taking a short position in the instruments  underlying the futures  contract,  or by taking positions in instruments with prices which are expected to move  relatively  consistently  with the  futures  contract.  A Fund may "cover" a short  position in a futures contract by owning the instruments  underlying the contract (or, in the case of an index futures contract,  a portfolio the value of which is expected to fluctuate in a  substantially  similar  manner to the index on which the futures  contract is based),  or by taking  positions in instruments  with prices which are expected to move  relatively  consistently  with the futures  contract.  The Fund may also cover its short  position in a futures  contract by holding a call option  permitting the Fund to purchase  the same  futures  contract at a price no higher than the price of the  contract  written by the Fund
(or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         The Fund may cover its sale of a call  option on a futures  contract by taking a long  position in the  underlying futures  contract at a price less than or equal to the strike price of the call  option.  In the  alternative,  if the long position in the  underlying  futures  contracts  is  established  at a price  greater  than the strike price of the written
(sold) call,  the Fund will maintain in a segregated  account cash or other liquid assets equal in value to the  difference between  the strike  price of the call and the price of the  futures  contract.  The Fund may also cover its sale of a call option by taking  positions in instruments  with prices which are expected to move  relatively  consistently  with the call option.  The Fund may cover its sale of a put option on a futures  contract by taking a short  position  in the  underlying futures  contract at a price greater than or equal to the strike price of the put option,  or, if the short position in the underlying  futures  contract  is  established  at a price less than the strike  price of the  written  put,  the Fund will maintain in a segregated  account cash or other liquid assets equal in value to the difference  between the strike price of the put and the price of the  futures  contract.  The Fund may also cover its sale of a put option by taking  positions  in instruments  with prices which are expected to move relatively  consistently  with the put option.  Additional  information on  Futures  and their  risks is  included  in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Portfolio  Turnover.  The  Fund's  portfolio  turnover  rate  to a  great  extent  will  depend  on the  purchase, redemption,  and exchange  activity of the Fund, it is very difficult to estimate what the Fund's actual turnover rate will be in the future.  However,  the  Sub-advisor  anticipates  that the  portfolio  turnover may equal or exceed 100%.  For an additional  discussion of portfolio  turnover,  see this SAI under "Portfolio  Transactions"  and the Company's  Prospectus
under "Portfolio Turnover."

         Short Sales  Against  the Box.  The Fund may engage in short sales  "against  the box".  The Fund may make a short sale when the Fund wants to sell the security the Fund owns at a current  attractive  price, in order to hedge or limit the exposure of the Fund's position.  For further  information  about this practice,  please refer to the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Tracking  Error.  Although the Fund does not expect that the returns per day will deviate  substantially  from its benchmark  by more than ten  percent,  several  factors may affect the ability of the Fund to achieve  investment  results.
Among these are: (1) Fund  expenses,  including  brokerage  (which may be increased by high portfolio  turnover);  (2) less than all of the  securities  in the benchmark  being held by the Fund and  securities  not included in the benchmark  being held by the Fund; (3) an imperfect  correlation  between the  performance of instruments  held by the Fund, such as futures contracts and options,  and the  performance  of the  underlying  securities in the cash market;  (4) bid-ask  spreads (the effect of which may be  increased  by  portfolio  turnover);  (5) the Fund holds  instruments  traded in a market  that has become  illiquid or disrupted;  (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not  disseminated  in advance;  (8) the need to conform the Fund's  portfolio  holdings to comply with  investment restrictions or policies or regulatory or tax law requirements; or (9) timing in receiving shareholder activity.

         U.S. Government  Securities.  The Fund may invest in U.S. Government  Securities.  Securities issued or guaranteed by the U.S.  Government or its agencies or  instrumentalities  include U.S.  Treasury  securities,  which are backed by the full  faith and credit of the U.S.  Treasury  and which  differ  only in their  interest  rates,  maturities,  and times of issuance.  U.S.  Treasury bills have initial  maturities of one year or less; U.S.  Treasury notes have initial  maturities of one to ten years;  and U.S.  Treasury bonds  generally have initial  maturities of greater than ten years.  Certain U.S.
Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government  including,  but not limited to, Fannie Mae, the Government National Mortgage Association,  the Small Business Administration,  the Federal Farm
Credit Administration,  the Federal Home Loan Banks, Banks for Cooperatives  (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal  Intermediate  Credit Banks, the Tennessee Valley Authority,  the Export-Import Bank of
the United States, the Commodity Credit  Corporation,  the Federal Financing Bank, the Student Loan Marketing  Association,
and the National Credit Union Administration.

         Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities,  including,  for example,
Government  National  Mortgage  Association  pass-through  certificates,  are supported by the full faith and credit of the
U.S.  Treasury.  Other obligations  issued by or guaranteed by Federal agencies,  such as those securities issued by Fannie
Mae, are supported by the  discretionary  authority of the U.S.  Government to purchase certain  obligations of the Federal agency,  while other  obligations  issued by or  guaranteed  by Federal  agencies,  such as those of the Federal  Home Loan
Banks,  are  supported  by the right of the issuer to borrow from the U.S.  Treasury.  While the U.S.  Government  provides financial support to such U.S.  Government-sponsored  Federal agencies,  no assurance can be given that the U.S. Government will always do so,  because the U.S.  Government is not so obligated by law. U.S.  Treasury  notes and bonds  typically pay coupon interest semi-annually and repay the principal at maturity.

         When-Issued   and   Delayed-Delivery   Securities.   The  Fund  may  purchase   securities  on  a  when-issued  or
delayed-delivery  basis  (i.e.,  delivery  and  payment  can take place  between a month and 120 days after the date of the transaction).  At the time the Fund makes the  commitment  to purchase  securities  on a  when-issued  or  delayed-delivery basis,  the Fund will record the  transaction  and thereafter  reflect the value of the securities  each day in determining the Fund's net asset value.  The Fund will not purchase  securities on a  when-issued  or  delayed-delivery  basis if, as a result,  more than 15% of the Fund's net assets  would be so  invested.  At the time of  delivery  of the  securities,  the value of the securities  may be more or less than the purchase  price.  The Fund will also  establish a segregated  account with the Fund's  custodian  bank in which the Fund will  maintain  cash or liquid  securities  equal to or greater in value than the Fund's  purchase  commitments  for such  when-issued or  delayed-delivery  securities.  The  Sub-advisor  does not believe  that the Fund's net asset value or income will be adversely  affected by the Fund's  purchase of  securities  on a when-issued or  delayed-delivery  basis. For more information  about  when-issued  securities,  please see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.  Invest in warrants.

         2.  Invest in real estate limited partnerships.

         3.  Invest in mineral leases.

         4. Pledge,  mortgage,  or  hypothecate  the Fund's  assets,  except to the extent  necessary  to secure  permitted borrowings and to the extent  related to the deposit of assets in escrow in connection  with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment  or delayed-delivery  basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions,  options, futures contracts,  including those relating to indices, and options on futures contracts or indices.

         5. Make short sales of  portfolio  securities  or purchase any  portfolio  securities  on margin,  except for such short-term  credits as are necessary for the  clearance of  transactions.  The deposit or payment by the Fund of initial or variation  margin in connection  with futures or options  transactions  is not  considered  to be a securities  purchase on margin.  The Fund may engage in short  sales if, at the time of the short  sale,  the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The Fund's investment  objective is to seek long-term growth of capital by investing  predominantly in the equity  securities  (common stocks,  securities  convertible into common stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large,  carefully selected,  high-quality U.S. companies that, in the judgment of the Fund's Sub-advisor, are likely to achieve superior earnings growth.

Investment Policies:

         The  Sub-advisor's  research staff generally  follows a primary research  universe of approximately  500 companies that are considered by the Sub-advisor to have strong  management,  superior industry  positions,  excellent balance sheets and the ability to demonstrate  superior  earnings  growth.  As one of the largest  multi-national  investment  firms,  the
Sub-advisor has access to considerable  information  concerning all of the companies followed, an in-depth understanding of the products,  services,  markets and competition of these companies and a good knowledge of the managements of most of the companies in its research universe.

         The  Sub-advisor's  analysts prepare their own earnings  estimates and financial models for each company followed.
While each analyst has  responsibility for following  companies in one or more identified  sectors and/or  industries,  the lateral  structure of the  Sub-advisor's  research  organization  and constant  communication  among the analysts result in decision-making  based on the relative  attractiveness of stocks among industry  sectors.  The focus during this process is on the early  recognition  of change on the  premise  that value is created  through  the  dynamics  of  changing  company, industry and economic  fundamentals.  Research emphasis is placed on the  identification  of companies whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

         The Sub-advisor  continually  reviews its primary research  universe of approximately  500 companies to maintain a list of favored  securities,  the "Alliance 100," considered by the Sub-advisor to have the most clearly superior  earnings potential and  valuation  attraction.  The  Sub-advisor's  concentration  on a limited  universe of companies  allows it to devote its extensive  resources to constant  intensive  research of these companies.  Companies are constantly added to and deleted from the Alliance 100 as their  fundamentals and valuations  change.  The Sub-advisor's  Large Cap Growth Group, in turn,  further  refines,  on a weekly basis,  the selection  process for the Fund with each portfolio  manager in the Group selecting 25 such companies that appear to the manager most  attractive at current  prices.  These  individual  ratings are then  aggregated  and  ranked to  produce a  composite  list of the 25 most  highly  regarded  stocks,  the  "Favored  25."
Approximately  70% of the Fund's net assets  will  usually be  invested  in the  Favored 25 with the  balance of the Fund's investment  portfolio  consisting  principally  of  other  stocks  in the  Alliance  100.  Fund  emphasis  upon  particular industries or sectors is a by-product of the stock selection process rather than the result of assigned targets or ranges.

         The Sub-advisor  expects the average weighted market  capitalization  of companies  represented in the Fund (i.e., the number of a company's  shares  outstanding  multiplied by the price per share) to normally be in the range of or exceed the average weighted market  capitalization of companies  comprising the Standard & Poor's 500 Composite Stock Price Index,
a widely  recognized  unmanaged  index of market activity based upon the aggregate  performance of a selected  portfolio of publicly  traded  stocks,  including  monthly  adjustments  to reflect the  reinvestment  of dividends  and  distributions.
Investments will be made upon their potential for capital appreciation.

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which  are  convertible  at a stated
exchange rate into common stock. Prior to their conversion,  convertible  securities have the same general  characteristics as  non-convertible  debt securities,  as they provide a stable stream of income with generally higher yields than those of equity  securities  of the  same or  similar  issuers.  As with all  debt  securities,  the  market  value  of  convertible securities  tends to decline  as  interest  rates  increase  and,  conversely,  to  increase  as  interest  rates  decline.
Convertible  securities  generally offer lower interest or dividend yields than  non-convertible debt securities of similar quality.  However,  when the market price of the common stock  underlying a convertible  security  increases,  the price of the convertible security  increasingly  reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying  common stock  declines,  the  convertible  security tends to trade  increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying  common stock.  Convertible  securities rank senior to common stocks on an issuer's  capital  structure.  They are consequently of higher quality and entail less risk than the issuer's  common  stock,  although  the extent to which such risk is reduced  depends in large  measure  upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to 20% of its net assets in the  convertible  securities of companies whose common stocks are eligible for purchase by the Fund under the investment  policies  described above.  Additional  information about  convertible  securities is included in the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Rights and  Warrants.  The Fund may invest up to 5% of its net assets in rights or  warrants,  but will do so only if the equity  securities  themselves  are deemed  appropriate  by the  Sub-advisor  for inclusion in the Fund.  Rights and warrants  may be more  speculative  than  certain  other  types of  investments  in that  they do not  entitle  a holder to dividends or voting rights with respect to the  securities  which may be purchased nor do they  represent any rights in the assets of the issuing  company.  Also,  the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional  information  about warrants is included in the Trust's  Prospectus under "Certain Risk
Factors and Investment Methods."

..........Foreign  Securities.  The Fund may  invest up to 15% of the value of its total  assets in  securities  of  foreign issuers  whose common  stocks are eligible for purchase by the Fund under the  investment  policies  described  above.  For purposes of the Fund,  foreign  issuers are companies  that (i) are organized  outside the United  States,  (ii) have their principal  place of business  outside  the United  States,  and (iii) issue  securities  that are traded  principally  in a foreign  country.  Companies  that do not fall  within this  definition  shall be deemed to be U.S.  companies.  Additional information  about  foreign  securities  and their risks is included in this  Statement  and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

Options and Futures:

         While the Fund does not anticipate  utilizing  them on a regular basis,  the Fund may from time to time may engage in options and futures  transactions as described below.  Additional  information about option,  futures and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Securities.  The Fund may write  exchange-traded  call options on common  stocks,  and may purchase and sell  exchange-traded  call and put options on common stocks written by others or combinations  thereof.  The Fund will not write put options.

         Generally,  the  opportunity  for profit from the  writing of options is higher,  and  consequently  the risks are greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option that has been written is in force,  the maximum  profit that may be derived  from the  optioned  stock is the premium less  brokerage  commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned securities or has an absolute and immediate right to acquire that security without  additional cash  consideration  (or for additional  cash  consideration  held in a  segregated  account by its  custodian)  upon  conversion  or  exchange of other securities  held in its  portfolio or (b) a call option on the same security and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call written or
(ii) is greater than the exercise  price of the call written if the  difference  is maintained by the Fund in liquid assets in a segregated account with its Custodian.

         Premiums  received by the Fund in  connection  with writing call  options  will vary  widely.  Commissions,  stock transfer  taxes and other  expenses of the Fund must be deducted  from such  premium  receipts.  Calls  written by the Fund will  ordinarily be sold either on a national  securities  exchange or through put and call  dealers,  most, if not all, of whom are members of a national  securities  exchange on which  options are traded,  and will be endorsed or guaranteed by a member of a national  securities  exchange  or  qualified  broker-dealer,  which may be Sanford C.  Bernstein & Co, LLC, an affiliate of the  Sub-advisor.  The endorsing or guaranteeing  firm requires that the option writer (in this case the Fund)
maintain  a margin  account  containing  either  corresponding  stock or other  equity  as  required  by the  endorsing  or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the  Fund's portfolio  securities  subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets.

         The Fund may purchase or write  options on securities of the types in which it is permitted to invest in privately
negotiated   (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted   procedures  for  monitoring  the
creditworthiness of financial institutions with which over-the-counter options transactions are effected.

         In buying a call,  the Fund would be in a position to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and  commissions  payable on exercise.  It would realize a loss if the price of the  security  declined or remained  the same or did not  increase  during the period by more than the amount of the premium and  commissions  payable on exercise.  In buying a put,  the Fund would  realize a loss if the price of the  security  increased  or  remained  the same or did not  decrease  during that period by more than the amount of the premium  and  commissions  payable on  exercise.  In  addition,  the Fund could  realize a gain or loss on such  options by selling them.

         The aggregate cost of all outstanding options purchased and held by the Fund,  including options on market indices as described below, will at no time exceed 10% of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index options.  Through the purchase of listed  index  options,  the  portfolio  could  achieve  many of the same  objectives  as through  the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate  perfectly with movements in the level of the index and,  therefore,  the Fund would bear a risk of loss on index  options  purchased by it if favorable price  movements  of the hedged  portfolio  securities  do not equal or exceed  losses on the  options or if adverse  price movements of the hedged portfolio securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock index  futures  contracts.  A stock  index  futures contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks  in the  index is made.  The Fund will not  purchase  or sell  options  on stock  index  futures contracts.

         The Fund may not  purchase or sell a stock index  future if,  immediately  thereafter,  more than 30% of its total assets  would be hedged by stock index  futures.  The Fund may not  purchase or sell a stock index  future if,  immediately thereafter,  the sum of the amount of margin  deposits on the Fund's  existing  futures  positions  would  exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index futures contracts can be purchased or sold with respect to the Standard & Poor's 500 Stock
Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York Futures  Exchange
and the Value Line Stock Index on the Kansas City Board of Trade.  The  Sub-advisor  does not believe that  differences  in composition of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the  movements in such  indices.  However,  such  differences  in the indices may result in  differences  in correlation of the futures  contracts with  movements in the value of the  securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures contracts that may be created in the future.

         The nature of initial margin in futures transactions is different from that of margin in security  transactions in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the  nature  of a  performance  bond or good  faith  deposit  on the  contract  which is  returned  to the Fund  upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in connection  with the use of stock index  futures by the Fund as a hedging  device.  One risk arises because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the  subject of the hedge.  The price of the stock  index  futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock index futures moves less than the price of the  securities  which are the subject of the hedge,  the hedge will not be fully  effective  but, if the price of the securities  being hedged has moved in an unfavorable  direction,  the Fund would be in a better position than if it had not hedged at all. If the price of the  securities  being hedged has moved in a favorable  direction,  this  advantage will be  partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock, the Fund will  experience  either a loss or gain on the future  which will not be  completely  offset by  movements  in the price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation of movements in the price of  securities  being  hedged and  movements  in the price of the stock index  futures,  the Fund may buy or sell stock  index  futures  contracts  in a greater  dollar  amount than the dollar  amount of  securities  being  hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index, or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Fund may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the securities being  hedged is less  than the  volatility  over  such time  period  of the  stock  index,  or if  otherwise  deemed to be appropriate by the Sub-advisor.

         Where futures are purchased to hedge against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or options) in an orderly  fashion,  it is possible  that the market may decline  instead.  If the  Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio Turnover.  The Fund's investment  policies as described above are based on the Sub-advisor's  assessment of fundamentals in the context of changing market  valuations.  Therefore,  they may under some conditions involve frequent purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio positions rather than to the complete  elimination of a particular  issuer's securities from the Fund. For more information on portfolio turnover, see this SAI and the Company's Prospectus under "Portfolio Turnover."

..........Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF  Alliance  Growth  Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed  without shareholder approval.  The Fund will not:

..........1.       Invest in companies for the purpose of exercising control;

..........2.       Purchase the securities of any other investment  company or investment  trust,  except in compliance with the 1940 Act;

..........3.       Invest in interests in oil, gas or other mineral exploration or development programs,  except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs;

..........4.       Make short sales of securities or purchase  securities  on margin except for such  short-term  credits as may be necessary for the clearance of transactions;

         5.       Purchase illiquid  securities if immediately after such investment more than 15% of the Fund's net assets
(taken at market value) would be so invested;

Whenever  any  investment  restriction  states a maximum  percentage  of the Fund's  assets  which may be  invested  in any security or other  asset,  it is intended  that such  percentage  be  determined  immediately  after and as a result of the
Fund's  acquisition of such securities or other assets.  Accordingly,  any later increase or decrease in percentage  beyond the  specified  limitation  resulting  from changes in values or net assets will not be  considered a violation of any such maximum.

ASAF Marsico Capital Growth Fund:

Investment  Objective:  The  investment  objective of the Fund is to seek capital  growth.  Realization of income is not an investment  objective  and any income  realized on the Fund's  investments,  therefore,  will be  incidental  to the Fund's objective.

Investment Policies:

..........Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial  indices,  and  foreign  currencies  and  options on such  contracts,  and may  invest in options on  securities, financial  indices and foreign  currencies and forward  contracts.  The Fund will not use futures contracts and options for leveraging  purposes.  The Fund will not enter into any futures  contracts or options on futures contracts if the aggregate amount of the Fund's  commitments under outstanding  futures contract positions and options on futures contracts written by the Fund  would  exceed  the  market  value of the total  assets  of the Fund.  The Fund may  invest  in  forward  currency contracts with stated values of up to the value of the Fund's assets.

..........The Fund may buy or write options in privately  negotiated  transactions on the types of securities and on indices based on the  types  of  securities  in which  the Fund is  permitted  to  invest  directly.  The  Fund  will  effect  such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan institutions)  deemed  creditworthy  by the  Sub-advisor,  and only pursuant to procedures  adopted by the  Sub-advisor for monitoring  the  creditworthiness  of those  entities.  To the  extent  that an option  bought or  written by the Fund in a negotiated  transaction is illiquid,  the value of an option bought or the amount of the Fund's obligations under an option written by the Fund,  as the case may be, will be subject to the Fund's  limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the  Fund to  effect  an  offsetting  transaction  at a time  when the
Sub-advisor  believes  it  would  be  advantageous  for the  Fund to do so.  For a  description  of  these  strategies  and instruments and certain risks involved therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and
Investment Methods."

..........Interest  Rate Swaps and  Purchasing  and Selling  Interest  Rate Caps and Floors.  In addition to the  strategies noted  above,  the Fund,  in order to  attempt to protect  the value of its  investments  from  interest  rate or  currency exchange rate  fluctuations,  may enter into  interest  rate swaps and may buy or sell  interest rate caps and floors.  The
Fund  expects to enter into these  transactions  primarily  to preserve a return or spread on a  particular  investment  or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may  consider  buying at a later  date.  The Fund does not  intend  to use these  transactions  as speculative  investments.  Interest  rate swaps  involve the  exchange by the Fund with another  party of their  respective commitments  to pay or receive  interest,  e.g.,  an  exchange of  floating  rate  payments  for fixed rate  payments.  The exchange  commitments can involve payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the purchaser,  to the extent that a specified index exceeds a  predetermined  interest rate, to receive  payments of interest on a contractually  based principal  amount from the party selling the interest rate cap. The purchase  of an  interest  rate  floor  entitles  the  purchaser,  to the  extent  that a  specified  index  falls  below a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based  basis, depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e., the two payment  streams are netted out, with the Fund receiving or paying,  as the case may be, only the net amount of the two  payments.  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlements with respect to each  interest  rate swap will be  calculated on a daily basis and an amount of cash or other liquid assets having an aggregate  net asset value at least equal to the accrued  excess will be  maintained  in a segregated  account by the Fund's  custodian.  If the Fund enters into an interest rate swap on other than a net basis,  the Fund would maintain a segregated  account in the full amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The
Fund will not enter  into any  interest  rate  swap,  cap or floor  transaction  unless the  unsecured  senior  debt or the claims-paying  ability of the other party  thereto is rated in one of the three highest  rating  categories of at least one nationally  recognized  statistical  rating  organization  at the time of entering into such  transaction.  The Sub-advisor will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

..........The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined that, as a result,  the swap  market  has  become  relatively  liquid.  Caps and floors  are more  recent  innovations  for which standardized  documentation  has not yet been developed and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells  (i.e.,  writes) caps and floors,  it will  maintain in a  segregated  account  cash or other liquid  assets having  an  aggregate  net  asset  value at least  equal  to the full  amount,  accrued  on a daily  basis,  of the  Fund's obligations with respect to any caps or floors.

..........There is no limit on the amount of interest  rate swap  transactions  that may be entered into by the Fund.  These transactions  may in some  instances  involve the  delivery of  securities  or other  underlying  assets by the Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those markets,  the risk of loss  with  respect  to  interest  rate  swaps  is  limited  to the net  amount  of the  payments  that the Fund is contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the
Fund would risk the loss of the net amount of the payments  that the Fund  contractually  is entitled to receive.  The Fund may buy and sell  (i.e.,  write)  caps and  floors  without  limitation,  subject  to the  segregated  account  requirement described  above.  For an  additional  discussion  of these  strategies,  see this SAI  under  "Certain  Risk  Factors  and
Investment Methods."

..........Reverse Repurchase  Agreements.  Subject to guidelines  promulgated by the Board of Directors of the Company,  the
Fund may enter into reverse  repurchase  agreements.  For a description of these investment  techniques,  see the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         High-Yield/High-Risk  Securities.  High-yield/high-risk  securities  (or "junk" bonds) are debt  securities  rated below investment  grade by the primary rating agencies such as Standard & Poor's Rating Services  ("Standard & Poor's") and
Moody's  Investors  Service,  Inc.  ("Moody's").   The  Fund  will  not  invest  more  than  5%  of  its  total  assets  in high-yield/high risk and mortgage- and asset-backed securities.

         The value of lower quality  securities  generally is more  dependent on the ability of the issuer to meet interest and  principal  payments  (i.e.  credit  risk) than is the case for higher  quality  securities.  Conversely,  the value of higher quality  securities may be more  sensitive to interest rate movements than lower quality  securities.  The Fund will not  purchase  debt  securities  rated below  "CCC-" by Standard & Poor's or "Caa" by Moody's.  The Fund may also  purchase unrated bonds of foreign and domestic  issuers.  For an additional  discussion  of  high-yield/high-risk  and mortgage- and asset-backed securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Zero Coupon, Pay-in-Kind,  and Step Coupon Bonds. The Fund may purchase zero coupon, pay-in-kind,  and step coupon bonds.  Zero coupon bonds are debt  securities that do not pay periodic  interest,  but are issued at a discount from their face value.  The discount  approximates  the total amount of interest the security will accrue from the date of issuance to maturity.  Pay-in-kind  bonds  normally give the issuer the option to pay cash at a coupon  payment date or give the holder of the  security a similar  bond with the same coupon rate and a face value equal to the amount of the coupon  payment that would have been made. Step coupon bonds begin to pay coupon  interest,  or pay an increased rate of interest,  at some time after they are issued.  The discount at which step coupon bonds trade  depends on the time  remaining  until cash  payments begin,  prevailing  interest  rates,  the liquidity of the security and the  perceived  credit  quality of the issuer.  The market value of zero coupon,  pay-in-kind  and step coupon bonds  generally  will  fluctuate more in response to changes in
interest  rates  than  will  conventional   interest-paying  securities  with  comparable  maturities.  For  an  additional discussion of zero coupon securities, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Marsico Capital Growth Fund. These  limitations are not "fundamental"  restrictions,  and may be changed by the
Directors without shareholder approval.

         1.       The Fund does not currently  intend to sell securities  short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold short without the payment of any additional  consideration therefor,  and provided that  transactions in futures,  options,  swaps and forward  contracts are not deemed to constitute selling securities short.

         2.       The Fund does not  currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are necessary for the clearance of  transactions,  and provided that margin payments and other deposits  in  connection  with  transactions  in  futures,  options,  swaps and  forward  contracts  shall not be deemed to constitute purchasing securities on margin.

         3.       The Fund may not mortgage or pledge any securities  owned or held by the Fund in amounts that exceed,  in the aggregate,  15% of the Fund's net asset value,  provided that this limitation does not apply to (i) reverse  repurchase agreements;  (ii)  deposits  of assets on  margin;  (iii)  guaranteed  positions  in  futures,  options,  swaps or  forward contracts; or (iv) the segregation of assets in connection with such contracts.

         4.       The Fund does not currently  intend to purchase any  securities or enter into a repurchase  agreement if, as a result,  more than 15% of its net assets  would be invested  in  repurchase  agreements  not  entitling  the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or contractual restrictions  on resale or the absence of a readily  available  market.  The Directors of the Company,  or the  Sub-advisor acting  pursuant to authority  delegated  by the  Directors,  may  determine  that a readily  available  market  exists for securities  eligible for resale  pursuant to Rule 144A under the  Securities  Act of 1933, as amended,  or any successor to such  rule,  and  Section  4(2)  commercial  paper.  Accordingly,  such  securities  may not be  subject  to the  foregoing limitation.

         5.       The Fund may not invest in companies for the purpose of exercising control or management.

ASAF Janus CAPITAL Growth Fund:

Investment  Objective:  The investment  objective of the Fund is to seek growth of capital.  Realization of income is not a significant investment  consideration and any income realized on the Fund's investments,  therefore,  will be incidental to the Fund's objective.

Investment Policies:

..........Corporate  Bonds and  Debentures.  The Fund may purchase  corporate  bonds and  debentures,  including bonds rated below  investment  grade.  The Fund will not invest more than 35% of its net assets in bonds rated below  investment  grade by the primary  rating  agencies.  For a discussion of lower rated  securities,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

..........Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial  indices,  and  foreign  currencies  and  options on such  contracts,  and may  invest in options on  securities, financial  indices  and  foreign  currencies,  forward  contracts  and  swaps.  The Fund  will not enter  into any  futures contracts or options on futures  contracts if the aggregate  amount of the Fund's  commitments  under  outstanding  futures contract  positions and options on futures  contracts written by the Fund would exceed the market value of the total assets of the Fund (i.e.,  no  leveraging).  The Fund may invest in forward  currency  contracts  with stated  values of up to the value of the Fund's assets.

..........The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the  types  of  securities  in which  the Fund is  permitted  to  invest  directly.  The  Fund  will  effect  such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan institutions)  deemed  creditworthy  by the  Sub-advisor,  and only pursuant to procedures  adopted by the  Sub-advisor for monitoring  the  creditworthiness  of those  entities.  To the  extent  that an option  bought or  written by the Fund in a negotiated  transaction is illiquid,  the value of an option bought or the amount of the Fund's obligations under an option written by the Fund,  as the case may be, will be subject to the Fund's  limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the  Fund to  effect  an  offsetting  transaction  at a time  when the
Sub-advisor  believes  it  would  be  advantageous  for the  Fund to do so.  For a  description  of  these  strategies  and instruments and certain risks involved therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and
Investment Methods."

..........Interest  Rate Swaps and  Purchasing  and Selling  Interest  Rate Caps and Floors.  In addition to the  strategies noted  above,  the Fund,  in order to  attempt to protect  the value of its  investments  from  interest  rate or  currency exchange rate  fluctuations,  may enter into  interest  rate swaps and may buy or sell  interest rate caps and floors.  The
Fund  expects to enter into these  transactions  primarily  to preserve a return or spread on a  particular  investment  or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may  consider  buying at a later  date.  The Fund does not intend to use these  transactions  as a speculative  investments.  Interest  rate swaps  involve the  exchange by the Fund with another  party of their  respective commitments  to pay or receive  interest,  e.g.,  an  exchange of  floating  rate  payments  for fixed rate  payments.  The exchange  commitments can involve payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the purchaser,  to the extent that a specified index exceeds a  predetermined  interest rate, to receive  payments of interest on a contractually  based principal  amount from the party selling the interest rate cap. The purchase  of an  interest  rate  floor  entitles  the  purchaser,  to the  extent  that a  specified  index  falls  below a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate floor.

..........The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based  basis, depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e., the two payment  streams are netted out, with the Fund receiving or paying,  as the case may be, only the net amount of the two  payments.  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlements with respect to each  interest  rate swap will be  calculated on a daily basis and an amount of cash or other liquid assets having an aggregate  net asset value at least equal to the accrued  excess will be  maintained  in a segregated  account by the Fund's  custodian.  If the Fund enters into an interest rate swap on other than a net basis,  the Fund would maintain a segregated  account in the full amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The
Fund will not enter  into any  interest  rate  swap,  cap or floor  transaction  unless the  unsecured  senior  debt or the claims-paying  ability of the other party  thereto is rated in one of the three highest  rating  categories of at least one nationally  recognized  statistical  rating  organization  at the time of entering into such  transaction.  The Sub-advisor will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

..........The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined that, as a result,  the swap  market  has  become  relatively  liquid.  Caps and floors  are more  recent  innovations  for which standardized  documentation  has not yet been developed and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells  (i.e.,  writes) caps and floors,  it will  maintain in a  segregated  account  cash or other liquid  assets having  an  aggregate  net  asset  value at least  equal  to the full  amount,  accrued  on a daily  basis,  of the  Fund's obligations with respect to any caps or floors.

..........There is no limit on the amount of interest  rate swap  transactions  that may be entered into by the Fund.  These transactions  may in some  instances  involve the  delivery of  securities  or other  underlying  assets by the Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those markets,  the risk of loss  with  respect  to  interest  rate  swaps  is  limited  to the net  amount  of the  payments  that the Fund is contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the
Fund would risk the loss of the net amount of the payments  that the Fund  contractually  is entitled to receive.  The Fund may buy and sell  (i.e.,  write)  caps and  floors  without  limitation,  subject  to the  segregated  account  requirement described  above.  For an  additional  discussion  of these  strategies,  see this SAI  under  "Certain  Risk  Factors  and
Investment Methods."

..........Investment  Company  Securities.  From  time to time,  the Fund  may  invest  in  securities  of other  investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act.  The Fund may invest in  securities  of money market funds managed by the  Sub-advisor  subject to the terms of an exemptive  order obtained by the  Sub-advisor  and the funds that are advised or sub-advised by the Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money  market  fund  managed by the  Sub-advisor  to the greater of (i) 5% of its total  assets or (ii) $2.5  million, although the Company's Board of Directors may increase this limit up to 25% of the Company's total assets.

..........Reverse Repurchase  Agreements.  Subject to guidelines  promulgated by the Directors of the Company,  the Fund may enter into  reverse  repurchase  agreements.  Pursuant to an exemptive  order  granted by the SEC, the Fund and other funds advised or sub-advised by the Sub-Advisor may invest in repurchase  agreements and other money market  instruments  through a joint trading account.  For a description of these  investment  techniques,  see the Company's  Prospectus under "Certain
Risk Factors and Investment Methods."

..........Other  Income-Producing  Securities.  Other  types of  income  producing  securities  that  the Fund may  purchase include, but are not limited to, the following types of securities:

..........         Variable and Floating Rate Obligations.  These types of securities are relatively  long-term  instruments that often  carry  demand  features  permitting  the  holder to demand  payment of  principal  at any time or at  specified intervals prior to maturity.

..........         Standby Commitments.  These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

..........         Tender  Option  Bonds.  Tender  option  bonds are  relatively  long-term  bonds that are coupled with the agreement  of a third  party  (such as a broker,  dealer or bank) to grant the  holders  of such  securities  the option to tender the securities to the institution at periodic intervals.

..........         Inverse Floaters.  Inverse floaters are debt instruments whose interest bears an inverse  relationship to the interest rate on another security.  The Fund will not invest more than 5% of its assets in inverse  floaters.  The Fund will purchase standby  commitments,  tender option bonds and instruments with demand features  primarily for the purpose of increasing the liquidity of the Fund.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  investment  restrictions  and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

..........1.       Purchase a security if as a result,  more than 15% of its net assets in the  aggregate,  at market value, would be invested in securities  which cannot be readily resold because of legal or contractual  restrictions  on resale or for which there is no readily  available market,  or repurchase  agreements  maturing in more than seven days or securities used as a cover for written  over-the-counter  options,  if any. The Directors of the Company,  the  Investment  Manager or
the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for  securities  eligible for resale  pursuant to Rule 144A under the  Securities  Act of 1933,  or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation;

..........2.       Enter into any  futures  contracts  or options on futures  contracts  for  purposes  other than bona fide hedging  transactions  (as defined by the CFTC) if as a result the sum of the initial margin deposits and premium  required to establish  positions  in futures  contracts  and related  options  that do not fall within the  definition  of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets;

..........3.       Enter into any futures  contracts if the aggregate  amount of the Fund's  commitments  under  outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund;

..........4.       Sell  securities  short,  unless  it owns or has the right to obtain  securities  equivalent  in kind and amount to the securities sold short,  and provided that  transactions in options,  swaps and forward futures  contracts are not deemed to constitute selling securities short;

..........5.       Mortgage or pledge any  securities  owned or held by the Fund in amounts that exceed,  in the  aggregate,
15% of the Fund's net asset value,  provided that this  limitation  does not apply to reverse  repurchase  agreements or in the case of assets deposited to margin or guarantee  positions in futures,  options,  swaps or forward  contracts or placed in a segregated account in connection with such contracts;

..........6.       Invest in companies for the purpose of exercising management or control;

..........7.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment  Company  Act of 1940 or the  conditions  of any order of  exemption  from the SEC  regarding  the  purchase  of securities of money market funds managed by the Sub-advisor or its affiliates; or

..........8.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance of purchases  of portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with futures  contracts or other permissible investments.

ASAF DeAM LARGE-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek maximum  appreciation of investors' capital from a portfolio primarily of growth stocks of larger companies.

Investment Policies:

         Options.  The Fund may write  (sell)  call  options on  securities  as long as it owns the  underlying  securities subject to the option,  or an option to purchase the same underlying  securities  having an exercise price equal to or less than the exercise  price of the option,  or will  establish  and  maintain  with the Fund's  custodian  for the term of the option a segregated  account consisting of cash or other liquid securities  ("eligible  securities") to the extent required by applicable  regulation in connection  with the optioned  securities.  The Fund may write put options  provided  that, so long as the Fund is  obligated  as the  writer of the  option,  the Fund owns an option to sell the  underlying  securities subject to the option having an exercise  price equal to or greater than the exercise  price of the option,  or it deposits and maintains with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise  price of the option.  The premium  received for writing an option will reflect,  among other things,  the current market  price of the  underlying  security,  the  relationship  of the  exercise  price to such  market  price,  the  price volatility of the underlying  security,  the option  period,  supply and demand and interest  rates.  The Fund may write or purchase  spread  options,  which are options for which the  exercise  price may be a fixed  dollar  spread or yield spread between the security  underlying  the option and another  security  that is used as a benchmark.  The exercise  price of an option may be below,  equal to or above the  current  market  value of the  underlying  security  at the time the option is written.  The Fund may write  (sell) call and put options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires unexercised,  the writer realizes a gain from the amount of the premium,  plus the interest  income on the  securities  in the  segregated  account.  If the  secured  put  writer  has to buy the  underlying security  because of the exercise of the put option,  the secured put writer incurs an  unrealized  loss to the extent that the current  market value of the  underlying  security is less than the  exercise  price of the put option.  However,  this would be offset in whole or in part by gain from the premium  received and any interest  income earned on the securities in the segregated account.

..........For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options. The Fund may deal in over-the-counter  traded options ("OTC options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally  done by reference to  information  from market  makers,  which  information  is carefully  monitored by the  Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund receives the premium in advance from the dealer.  OTC options are  available for a greater  variety of  securities or other assets,  and for a wider range of expiration dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the position that  purchased OTC options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions  with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary and,  therefore,  present  minimal credit risks to the Fund. The Sub-advisor will monitor the  creditworthiness  of the approved  dealers on an on-going  basis.  The Fund  currently will not engage in
OTC options  transactions  if the amount  invested by the Fund in OTC  options,  plus a "liquidity  charge"  related to OTC options  written by the Fund, plus the amount  invested by the Fund in other illiquid  securities,  would exceed 15% of the
Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering  into  agreements  with dealers to which the Fund sells OTC  options.  Under these agreements  the Fund would have the absolute  right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase  Price").  The "liquidity  charge" referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the intrinsic value of the OTC  option.  The  intrinsic  value of an OTC call  option for such  purposes  will be the amount by which the  current market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise  price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring  a dealer to allow the Fund to  repurchase  a specific  OTC option  written by the Fund,  the
"liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on Securities  Indices.  The Fund, as part of its options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the Fund owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes an option on a  securities  index,  it will be required to deposit  with its  custodian  and  mark-to-market  eligible  securities  to the extent  required by  applicable regulation.  Where the Fund  writes a call  option on a  securities  index at a time when the  contract  value  exceeds the exercise price,  the Fund will also segregate and  mark-to-market,  until the option expires or is closed out, cash or cash equivalents  equal in value to such excess.  The Fund may also purchase and sell options on indices  other than  securities indices,  as available,  such as foreign currency indices.  Because index options are settled in cash, a call writer cannot determine the amount of its  settlement  obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its potential  settlement  obligations  by acquiring and holding the  underlying  securities.  Index options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of  investing  in OTC  options and options on  securities  indices,  and the risks involved therein, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial  Futures  Contracts and Related  Options.  The Fund may enter into  financial  futures  contracts.  This investment  technique  is  designed  primarily  to hedge  (i.e.  protect)  against  anticipated  future  changes  in market conditions or foreign  exchange rates which otherwise might affect  adversely the value of securities or other assets which the Fund  holds or  intends to  purchase.  For  example,  when the  near-term  market  view is  bearish  but the  portfolio composition  is judged  satisfactory  for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash  position,  the Fund can hedge against  market  increases by entering  into futures  contracts to buy  securities or the cash value of an index.  In either case,  the use of futures  contracts  would tend to minimize  portfolio  turnover  and  facilitate  the  Portfolio's pursuit of its  investment  objective.  Also, if the Fund owned  long-term  bonds and interest rates were expected to rise, it could sell financial futures  contracts.  If interest rates did increase,  the value of the bonds held by the Fund would decline,  but this  decline  would  be  offset  in  whole or in part by an  increase  in the  value of the  Fund's  futures contracts.  If, on the other hand,  long-term interest rates were expected to decline,  the Portfolio could hold short-term debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase  futures  contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take advantage of the  anticipated  rise in the value of long-term  bonds without  actually  buying them. The futures  contracts and short-term  debt  securities  could then be liquidated and the cash proceeds used to buy long-term  bonds.  At the time of delivery,  in the case of a contract relating to fixed income securities,  adjustments are made to recognize differences in value arising from the delivery of securities  with a different  interest rate than that  specified in the contract.  In some cases,  securities  to be  delivered  under a futures  contract  may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain factors.  If participants in the futures market elect to close out their contracts through offsetting  transactions  rather than meet margin  requirements,  distortions in the normal  relationship  between the assets and futures  market  could  result.  Price  distortions  also could  result if investors in futures  contracts  decide to make or take  delivery of  underlying  securities  or other  assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures  market.  In addition, because margin requirements in the futures market are less onerous than margin  requirements in the cash market,  increased participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility of these price  distortions and because of the imperfect  correlation  between  movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may  purchase  and write  call and put  options  on  financial  futures  contracts.  Options  on  futures contracts  involve risks similar to those risks relating to  transactions  in financial  futures  contracts.  The Fund will not enter into any  futures  contracts  or options on futures  contracts  if the  aggregate  of the  contract  value of the outstanding  futures contracts of the Fund and futures  contracts subject to outstanding  options written by the Fund would exceed 50% of the total assets of the Fund. For an additional  discussion of investing in financial  futures  contracts and options on financial  futures  contracts and the risks  involved  therein,  see this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

..........Section 4(2) Paper.  The Fund may invest in commercial  paper issued by major  corporations  under the  Securities
Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such  commercial  paper may be issued  only to finance  current  transactions  and must  mature in nine months or less.  Such  commercial  paper is traded primarily by institutional  investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper  market is very  limited.  The Fund also may  invest  in  commercial  paper  issued  in  reliance  on the so-called  "private  placement"  exemption  from  registration  afforded  by  Section  4(2) of the  Securities  Act of 1933
("Section  4(2)  paper").  Section 4(2) paper is  restricted  as to  disposition  under the federal  securities  laws,  and generally  is sold to  institutional  investors,  such as the  Fund,  who  agree  that  they are  purchasing  the paper for investment  and not with a view to public  distribution.  Any  resale by the  purchaser  must be in an exempt  transaction.
Section 4(2) paper  normally is resold to other  institutional  investors  through or with the  assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be considered  illiquid,  and subject to the Fund's  limitation on investing in illiquid  securities,  unless the  Sub-advisor determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.  The Fund may  invest  in  asset-backed  and  mortgage-backed  securities,  including interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation  is a  debt  security  issued  by a  corporation,  trust  or  custodian,  or  by a  U.S.  Government  agency  or instrumentality,  that is  collateralized  by a portfolio or pool of  mortgages,  mortgage  pass-through  securities,  U.S.
Government  securities  or  other  assets.  Collateralized  obligations,  depending  on  their  structure  and the  rate of prepayments, can be volatile.

         The Fund will currently invest in only those  collateralized  obligations that are fully  collateralized and would not  materially  alter the risk profile of the Fund.  Fully  collateralized  means that the  collateral  will generate cash flows  sufficient  to meet  obligations  to  holders of the  collateralized  obligations  under even the most  conservative prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition  and  to  minimize  the  reinvestment  rate  risk  for  cash  flows  between  coupon  dates  for  the collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate  prepayment of all securities purchased  at a premium and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very  conservative  reinvestment  rates and by other means such as by maintaining  the flexibility to increase  principal  distributions in a low interest rate environment.  The effective credit quality of the  collateralized obligations  in  such  instances  is  the  credit  quality  of  the  issuer  of  the  collateral.  The  requirements  as to collateralization  are  determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating agencies,  if rated.  The Fund does not  currently  intend to  invest  more than 5% of its total  assets in  collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest  rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct investments  in mortgage  pass-through  securities.  Classes with shorter  maturities  may have lower  volatility and lower yield while those with longer  maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities  are  not  passed  through  directly  to the  holders  of  these  collateralized obligations.  Rather,  the payments on the  underlying  portfolio or pool of  obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships  may in effect "strip" the interest payments from principal  payments of the underlying  obligations  and allow for the separate  purchase of either the interest or the principal  payments,  sometimes called interest only ("IO") and principal only ("PO")  securities.  By investing in IOs and
POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations are repaid.  In the event of prepayment on or call of such  securities,  the class of  collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of collateralized  obligations will not supply additional  collateral in the event of such prepayment,  there generally will be sufficient collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and  privately-issued  IO's and PO's will be  considered  illiquid for purposes of the
Fund's  limitation on illiquid  securities  unless they are  determined to be liquid under  guidelines  established  by the
Board of Directors.

         In  reliance  on an  interpretation  by the SEC,  the  Fund's  investments  in certain  qualifying  collateralized obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also invest in "inverse  floaters." These inverse floaters are more volatile than conventional  fixed or  floating  rate  collateralized  obligations,  and their yield and value will  fluctuate  in inverse proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will generally  increase when market yields (as reflected by the index) decrease and decrease when market yields  increase.
The  extent of the  volatility  of  inverse  floaters  depends on the  extent of  anticipated  changes  in market  rates of interest.  Generally,  inverse  floaters  provide for  interest  rate  adjustments  based upon a multiple of the  specified interest  index,  which  further  increases  their  volatility.  The  degree  of  additional  volatility  will be  directly proportional  to the size of the multiple used in  determining  interest  rate  adjustments.  Currently,  the Fund does not intend to invest more than 5% of its net assets in inverse floaters.

..........For an additional  discussion of investing in collateralized  obligations and the risks involved therein, see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the
ASAF DeAM  Large-Cap  Growth  Fund.  These  limitations  are not  "fundamental"  restrictions  and may be  changed  without shareholder approval.  The Fund will not:

         1.       Invest for the purpose of exercising control or management of another issuer.

         2.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         3.       Invest more than 15% of its net assets in illiquid securities.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek attractive  long-term  capital  appreciation on an after tax  basis.  The Fund  will  normally  invest  primarily  in common  stocks.  Assets of the Fund  invested  in equity securities will be subject to all of the risks of investing in the stock market.

Investment Policies:

..........Foreign  Securities.  The  Fund  may  invest  up  to  25%  of  its  total  assets  (excluding  reserves)  in  U.S.
dollar-denominated  and non-U.S.  dollar-denominated  securities of foreign  issuers.  These include  nondollar-denominated securities  traded  outside of the U.S. and  dollar-denominated  securities of foreign  issuers traded in the U.S. (such as
ADRs).  Such  investments  increase a  portfolio's  diversification  and may enhance  return,  but they also  involve  some special risks, such as exposure to potentially adverse local,  political,  and economic  developments;  nationalization and exchange  controls;  potentially  lower  liquidity  and higher  volatility;  possible  problems  arising  from  accounting, disclosure,  settlement,  and regulatory  practices that differ from U.S.  standards;  and the chance that  fluctuations in foreign exchange rates will decrease the investment's  value  (favorable  changes can increase its value).  These risks are heightened for investments in developing  countries,  and there is no limit on the amount of fund foreign  investments that may be made in such countries.

..........Hybrid Instruments.  Hybrid Instruments (a type of potentially  high-risk  derivative) can combine the elements of futures  contracts  or options  with those of debt,  preferred  equity,  or a depository  instrument  (hereinafter  "Hybrid
Instruments").  Thus,  Hybrid  Instruments  may take a variety of forms,  including,  but not limited to, debt  instruments with  interest or principal  payments or redemption  terms  determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred  stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities with the conversion  terms related to a particular  commodity.  Hybrids can have volatile  prices  and  limited  liquidity  and their use may be  unsuccessful.  The Fund may  invest up to 10% of its total assets in hybrid instruments.

..........For a discussion of certain risks  involved in investing in hybrid  instruments  see this SAI under  "Certain Risk
Factors and Investment Methods."

..........Warrants.  The Fund may acquire warrants.  For a discussion of certain risks involved therein,  see this SAI under
"Certain Risk Factors and Investment Methods."

..........Futures Contracts:

..........Transactions in Futures.  Futures  contracts are a type of potentially  high-risk  derivative.  The Fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

..........Stock index  futures  contracts  may be used to provide a hedge for a portion of the Fund's  portfolio,  as a cash management  tool,  or as an efficient  way for the  Sub-advisor  to  implement  either an increase or decrease in portfolio market exposure in response to changing  market  conditions.  The Fund may purchase or sell futures  contracts with respect to any stock index.  Nevertheless,  to hedge the Fund's  portfolio  successfully,  the Fund must sell futures contacts with respect to indices or subindices  whose movements will have a significant  correlation  with movements in the prices of the
Fund's portfolio securities.

..........Interest  rate or currency  futures  contracts  may be used as a hedge  against  changes in  prevailing  levels of interest  rates or currency  exchange rates in order to establish  more  definitely  the effective  return on securities or currencies  held or intended to be acquired by the Fund.  In this  regard,  the Fund could sell  interest  rate or currency futures as an offset  against the effect of expected  increases in interest  rates or currency  exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

..........The Fund will enter into futures  contracts  which are traded on national and foreign futures  exchanges,  and are standardized as to maturity date and underlying  financial  instrument.  Futures exchanges and trading in the United States are  regulated  under the  Commodity  Exchange  Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures  contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

..........Regulatory  Limitations.  If the Fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules,  the aggregate  initial margin deposits and premium required to establish those positions  cannot exceed 5% of the  liquidation  value of the Fund after taking into account  unrealized  profits and unrealized  losses on any such  contracts it has entered  into;  provided,  however,  that in the case of an option that is in-the-money  at the time of purchase,  the  in-the-money  amount may be excluded in  calculating  the 5%  limitation.  For purposes of this policy,  options on futures  contracts and foreign currency options traded on a commodities  exchange will be considered  "related  options." This policy may be modified by the Directors of the Company  without a shareholder  vote and does not limit the percentage of the Fund's assets at risk to 5%.

..........In  instances  involving  the purchase of futures  contracts or the writing of call or put options  thereon by the
Fund, an amount of cash,  liquid assets,  or other  suitable  collateral as permitted by the SEC, equal to the market value of the futures  contracts and options thereon (less any related margin  deposits),  will be identified by the Fund to cover the position,  or  alternative  cover (such as owning an  offsetting  position)  will be employed.  Assets used as cover or held in an  identified  account  cannot be sold while the position in the  corresponding  option or future is open,  unless they are replaced  with similar  assets.  As a result,  the  commitment of a large portion of the Fund's assets to cover or identified  accounts could impede portfolio  management or the Fund's ability to meet redemption  requests or other current obligations.

..........Options on Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may  invest.  Writing a put option on a futures  contract  serves as a partial  hedge  against an  increase in the value of securities  the Fund intends to acquire.  If the futures  price at  expiration  of the option is above the exercise  price, the Fund will retain the full amount of the premium  which  provides a partial  hedge  against any  increase  that may have occurred in the price of the  securities  the Fund  intends to acquire.  If the futures  price when the option is exercised is below the exercise price,  however,  the Fund will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the Fund intends to acquire.

..........As an  alternative  to writing or purchasing  call and put options on stock index  futures,  the Fund may write or purchase call and put options on stock  indices.  Such options  would be used in a manner  similar to the use of options on futures  contracts.  From time to time a single order to purchase or sell  futures  contracts  (or options  thereon) may be made on behalf of the Fund and other funds.  Such  aggregated  orders would be allocated among the Fund and the other funds in a fair  and  non-discriminatory  manner.  See  this  SAI and  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods" for a description of certain risks in options and futures contracts.

..........Additional  Futures and Options  Contracts.  Although the Fund has no current  intention of engaging in futures or options  transactions  other than those  described  above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

..........Federal Tax Treatment of Options,  Futures Contracts,  and Forward Foreign Exchange  Contracts.  Although the Fund
invests  almost  exclusively  in securities  that generate  income that is exempt from federal  income taxes,  the Fund may enter into certain option,  futures,  and foreign exchange  contracts,  including options and futures on currencies,  which will be treated as  Section  1256  contracts  or  straddles  that are not exempt  from such  taxes.  Therefore,  use of the investment techniques described above could result in taxable income to shareholders of the Fund.

..........Transactions  which are considered Section 1256 contracts will be considered to have been closed at the end of the
Fund's fiscal year and any gains or losses will be  recognized  for tax purposes at that time.  Gains or losses  recognized from the normal closing or settlement of such  transactions  will be  characterized  as 60% long-term  capital gain or loss and 40% short-term  capital gain or loss,  without regard to the holding period of the contract.  The Fund will be required to  distribute  net gains on such  transactions  to  shareholders  even though it may not have closed the  transaction  and received cash to pay such distributions.

..........Options,  futures,  and forward foreign exchange  contracts,  including  options and futures on currencies,  which offset a foreign  dollar-denominated  bond or currency position may be considered straddles for tax purposes, in which case a loss on any  position  in a straddle  will be subject to  deferral  to the  extent of  unrealized  gain in an  offsetting position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed not to begin until the straddle is  terminated.  The holding  period of the security  offsetting  an  "in-the-money  qualified  covered  call"
option on an equity security will not include the period of time the option is outstanding.

..........Losses on written  covered calls and purchased  puts on securities,  excluding  certain  "qualified  covered call"
options on equity  securities,  may be long-term capital losses, if the security covering the option was held for more than
12 months prior to the writing of the option.

..........In order for the Fund to continue to qualify for federal income tax treatment as a regulated  investment  company, at least 90% of its gross income for a taxable year must be derived from  qualifying  income,  i.e.,  dividends,  interest, income derived from loans of  securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting  the extent that net gain  realized  from  option,  futures,  or foreign  forward  exchange  contracts  on currencies is qualifying income for purposes of the 90% requirement.

..........As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Fund.

Options on Securities

..........Writing  Covered Call Options.  The Fund may write (sell)  American or European  style  "covered" call options and purchase  options to close out options  previously  written by the Fund. In writing covered call options,  the Fund expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security or currency  involved in the option.  Covered  call  options  will  generally be written on securities or currencies which, in the Sub-advisor's  opinion,  are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

..........The Fund  generally  will write only covered call  options.  This means that the Fund will either own the security or currency  subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise price equal to or less than the  exercise  price of the  "covered"  option.  From time to time,  the Fund will write a call option that is not covered as indicated  above but where the Fund will  establish  and maintain  with its custodian for the term of the option, an account consisting of cash, U.S.  government  securities,  other liquid high-grade debt obligations, or other  suitable  cover as  permitted  by the SEC having a value equal to the  fluctuating  market  value of the optioned securities or currencies.

..........Portfolio  securities or currencies on which call options may be written will be purchased  solely on the basis of investment  considerations  consistent  with the Fund's  investment  objective.  The writing of covered  call  options is a conservative  investment  technique  believed to involve  relatively  little  risk (in  contrast to the writing of naked or uncovered  options,  which the Fund generally will not do), but capable of enhancing the Fund's total return.  When writing a covered call option,  the Fund, in return for the premium,  gives up the  opportunity for profit from a price increase in the underlying  security or currency above the exercise price, but conversely  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns securities or currencies not subject to an option,  the Fund has no control  over when it may be  required  to sell the  underlying  securities  or  currencies,  since it may be  assigned  an exercise  notice at any time prior to the  expiration of its  obligation  as a writer.  If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium;  however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.  If the call option is  exercised, the Fund will realize a gain or loss from the sale of the  underlying  security or  currency.  The Fund does not consider a security  or  currency  covered  by a call to be  "pledged"  as that term is used in the  Fund's  policy  which  limits the pledging or mortgaging of its assets.

..........The premium  received is the market  value of an option.  The premium the Fund will  receive  from  writing a call option  will  reflect,  among  other  things,  the  current  market  price of the  underlying  security  or  currency,  the relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  the  Sub-advisor, in determining whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness  of the  anticipated  premium  and the  likelihood  that a liquid  secondary  market  will  exist  for those options.  The premium  received by the Fund for writing  covered  call options will be recorded as a liability of the Fund.
This  liability will be adjusted  daily to the option's  current  market value,  which will be the latest sale price at the time at which the net asset  value per share of the Fund is  computed  (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated  upon  expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying  security or currency upon the exercise of the option.

..........The Fund will realize a profit or loss from a closing purchase  transaction if the cost of the transaction is less or more than the premium  received from the writing of the option.  Because  increases in the market price of a call option will generally  reflect increases in the market price of the underlying  security or currency,  any loss resulting from the repurchase  of a call  option is likely to be offset in whole or in part by  appreciation  of the  underlying  security  or currency owned by the Fund.

..........The Fund will not write a covered  call  option  if, as a result,  the  aggregate  market  value of all  portfolio securities or  currencies  covering  written call or put options  exceeds 25% of the market value of the Fund's net assets.
In  calculating  the 25% limit,  the Fund will offset,  against the value of assets  covering  written calls and puts,  the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

..........Writing  Covered Put  Options.  The Fund may write  American or European  style  covered put options and  purchase options to close out options previously written by the Fund.

..........The Fund  would  write put  options  only on a covered  basis,  which  means  that the Fund  would  maintain  in a segregated account cash, U.S. government securities,  other liquid high-grade debt obligations,  or other suitable cover as determined  by the SEC,  in an  amount  not less  than the  exercise  price  or the  Fund  will own an  option  to sell the underlying  security  or currency  subject to the option  having an exercise  price equal to or greater  than the  exercise price of the  "covered"  option at all times  while the put option is  outstanding.  (The  rules of a clearing  corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

..........The Fund would generally write covered put options in circumstances  where the Sub-advisor  wishes to purchase the underlying  security or currency for the Fund's  portfolio  at a price lower than the current  market price of the security or currency.  In such event the Fund would write a put option at an exercise price which,  reduced by the premium  received on the  option,  reflects  the lower  price it is  willing  to pay.  Since the Fund would  also  receive  interest  on debt securities or currencies  maintained to cover the exercise  price of the option,  this  technique  could be used to enhance current  return during  periods of market  uncertainty.  The risk in such a  transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.  Such a decline could be  substantial  and result in a  significant  loss to the Fund. In addition,  the Fund,  because it does not own the specific  securities  or  currencies  which it may be required to purchase  in  exercise of the put,  cannot  benefit  from appreciation, if any, with respect to such specific securities or currencies.

..........The Fund  will not write a covered  put  option  if, as a result,  the  aggregate  market  value of all  portfolio securities  or  currencies  covering  put or call  options  exceeds 25% of the market  value of the Fund's net  assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets covering  written puts and calls,  the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

..........Purchasing  Put Options.  The Fund may  purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or currency at the exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale transactions  with respect to such options,  exercise them or permit them to expire.  The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies.

..........The premium  paid by the Fund when  purchasing  a put option will be recorded as an asset of the Fund.  This asset will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset  value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale, the latest bid price.  This asset will be terminated upon expiration of the option,  the selling  (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

..........Purchasing Call Options.  The Fund may purchase  American or European style call options.  As the holder of a call option,  the Fund has the right to purchase the  underlying  security or currency at the exercise  price at any time during the option period  (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with  respect to such  options,  exercise  them or permit them to expire.  The Fund may  purchase  call options for the purpose of  increasing  its current  return or avoiding  tax  consequences  which could  reduce its current return.  The Fund may also purchase call options in order to acquire the underlying securities or currencies.

..........The Fund will not commit more than 5% of its assets to premiums  when  purchasing  call and put options.  The Fund may also  purchase call options on underlying  securities  or  currencies it owns in order to protect  unrealized  gains on call options  previously  written by it. A call option would be purchased  for this purpose where tax  considerations  make it inadvisable to realize such gains through a closing  purchase  transaction.  Call options may also be purchased at times to avoid realizing losses.

..........Dealer  (Over-the-Counter)  Options. The Fund may engage in transactions  involving dealer options.  Certain risks are specific to dealer options.  While the Fund would look to a clearing corporation to exercise  exchange-traded  options, if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased the option to perform if the option  were  exercised.  Failure by the dealer to do so would  result in the loss of the  premium  paid by the Fund as well as loss of the expected  benefit of the transaction.  For a discussion of dealer options,  see this SAI under "Certain
Risk Factors and Investment Methods."

..........Lending of Portfolio Securities.  Securities loans are made to broker-dealers,  institutional  investors, or other persons,  pursuant to  agreements  requiring  that the loans be  continuously  secured by  collateral at least equal at all times to the value of the  securities  lent,  marked to market on a daily basis.  The  collateral  received will consist of cash, U.S.  government  securities,  letters of credit,  or such other  collateral as may be permitted under its investment program.  While the  securities  are being  lent,  the Fund will  continue  to receive the  equivalent  of the  interest or dividends paid by the issuer on the  securities,  as well as interest on the investment of the collateral or a fee from the borrower.  The Fund has a right to call each loan and obtain the  securities,  within such  period of time which  coincides with the normal  settlement  period for purchases and sales of such  securities in the  respective  markets.  The Fund will not have the  right to vote on  securities  while  they are being  lent,  but it will  call a loan in  anticipation  of any important  vote.  The risks in lending  portfolio  securities,  as with other  extensions  of  secured  credit,  consist of possible  delay in receiving  additional  collateral or in the recovery of the securities or possible loss of rights in the collateral  should the  borrower  fail  financially.  Loans will only be made to firms deemed by the  Sub-advisor  to be of good standing and will not be made unless,  in the judgment of the  Sub-advisor,  the  consideration to be earned from such loans would justify the risk.

..........Reverse  Repurchase  Agreements.  Although  the Fund has no current  intention  of engaging in reverse  repurchase agreements,  the Fund reserves the right to do so.  Reverse  repurchase  agreements are ordinary  repurchase  agreements in which the Fund is the seller of, rather than the investor in,  securities,  and agrees to repurchase them at an agreed upon time and price.  Use of a reverse  repurchase  agreement may be  preferable  to a regular sale and later  repurchase of the securities because it avoids certain market risks and transaction costs.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"Fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

         1.   Purchase additional securities when money borrowed exceeds 5% of its total assets;

         2.   Invest in companies for the purpose of exercising management or control;

         3.   Purchase a futures  contract or an option  thereon,  if, with  respect to  positions in futures or options on futures which do not represent  bona fide hedging,  the aggregate  initial margin and premiums on such options would exceed
5% of the Fund's net asset value;

         4.   Purchase  illiquid  securities  if, as a result,  more than 15% of its net assets  would be  invested in such securities;

         5.   Purchase securities of open-end or closed-end  investment  companies except in compliance with the Investment
Company Act of 1940;

         6.   Purchase  securities on margin,  except (i) for use of short-term credit necessary for clearance of purchases of portfolio  securities and (ii) it may make margin  deposits in connection  with futures  contracts or other  permissible investments;

         7.   Mortgage,  pledge,  hypothecate  or, in any manner,  transfer any security  owned by the Fund as security for indebtedness  except  as may be  necessary  in  connection  with  permissible  borrowings  or  investments  and  then  such mortgaging,  pledging,  or  hypothecating  may not exceed 33 1/3% of the Fund's  total  assets at the time of  borrowing or investment;

         8.   Purchase  participations  or other direct  interests  in, or enter into leases with  respect to oil,  gas, or other mineral  exploration or development  programs if, as a result thereof,  more than 5% of the value of the total assets of the Fund would be invested in such programs;

         9.   Invest in puts, calls, straddles,  spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

         10.  Effect short sales of securities; or

         11.  Invest in warrants  if, as a result  thereof,  more than 10% of the value of the net assets of the Fund would be invested in warrants.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing  approximately  50% of its assets in growth stocks of large companies and 50% of its assets in value stocks of large companies.

Investment Policies:

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which  are  convertible  at a stated
exchange rate into common stock. Prior to their conversion,  convertible  securities have the same general  characteristics as  non-convertible  debt securities,  as they provide a stable stream of income with generally higher yields than those of equity  securities  of the  same or  similar  issuers.  As with all  debt  securities,  the  market  value  of  convertible securities  tends to decline  as  interest  rates  increase  and,  conversely,  to  increase  as  interest  rates  decline.
Convertible  securities  generally offer lower interest or dividend yields than  non-convertible debt securities of similar quality.  However,  when the market price of the common stock  underlying a convertible  security  increases,  the price of the convertible security  increasingly  reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying  common stock  declines,  the  convertible  security tends to trade  increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying  common stock.  Convertible  securities rank senior to common stocks on an issuer's  capital  structure.  They are consequently of higher quality and entail less risk than the issuer's  common  stock,  although  the extent to which such risk is reduced  depends in large  measure  upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to 20% of the growth portion of its net assets in the  convertible  securities of companies whose common stocks are eligible for purchase by the Fund under the  investment  policies  described  above.  Additional  information  about  convertible  securities  is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Rights and Warrants.  The Fund may invest up to 5% of the growth  portion of its net assets in rights or warrants, but will do so only if the equity  securities  themselves are deemed  appropriate by the  Sub-advisor  for inclusion in the
Fund.  Rights and warrants may be more  speculative  than certain other types of  investments in that they do not entitle a holder to dividends or voting  rights with respect to the  securities  which may be  purchased  nor do they  represent  any rights in the assets of the issuing  company.  Also, the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional  information about warrants is included in the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

..........Foreign  Securities.  The Fund may  invest up to 15% of the value of its total  assets in  foreign  securities.  A foreign  security is a security  issued by a non-U.S.  company which is defined as a company that (i) is organized  outside the United  States;  (ii) has their  principal  place of business  outside the United  States;  and (iii) issue  securities traded  principally in a foreign country.  Companies that do not fall within the definition of a non-U.S.  company shall be considered  a U.S.  company  for  purposes of this  definition.  American  Depository  Receipts  (ADRs) are not  considered foreign  securities  for the purposes of the 15% limitation on foreign  securities.  Additional  information  about foreign securities  and their risks is included in this  Statement and the  Company's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

Options and Futures:

While  the Fund  does not  anticipate  utilizing  them on a regular  basis,  the Fund may from  time to time may  engage in options and futures  transactions  as described  below.  Additional  information  about option,  futures and their risks is included in this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Securities.  The Fund may write  exchange-traded  call options on common  stocks,  and may purchase and sell  exchange-traded  call and put options on common stocks written by others or combinations  thereof.  The Fund will not write put options.

         Generally,  the  opportunity  for profit from the  writing of options is higher,  and  consequently  the risks are greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option that has been written is in force,  the maximum  profit that may be derived  from the  optioned  stock is the premium less  brokerage  commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned securities or has an absolute and immediate right to acquire that security without  additional cash  consideration  (or for additional  cash  consideration  held in a  segregated  account by its  custodian)  upon  conversion  or  exchange of other securities  held in its  portfolio or (b) a call option on the same security and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call written or
(ii) is greater than the exercise  price of the call written if the  difference  is maintained by the Fund in liquid assets in a segregated account with its Custodian.

         Premiums  received by the Fund in  connection  with writing call  options  will vary  widely.  Commissions,  stock transfer  taxes and other  expenses of the Fund must be deducted  from such  premium  receipts.  Calls  written by the Fund will  ordinarily be sold either on a national  securities  exchange or through put and call  dealers,  most, if not all, of whom are members of a national  securities  exchange on which  options are traded,  and will be endorsed or guaranteed by a member of a national securities exchange or qualified  broker-dealer.  The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account  containing either  corresponding  stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the  Fund's portfolio  securities  subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the growth portion of the Fund's total assets.

         The Fund may purchase or write  options on securities of the types in which it is permitted to invest in privately
negotiated   (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted   procedures  for  monitoring  the
creditworthiness of financial institutions with which over-the-counter options transactions are effected.

         In buying a call,  the Fund would be in a position to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and  commissions  payable on exercise.  It would realize a loss if the price of the  security  declined or remained  the same or did not  increase  during the period by more than the amount of the premium and  commissions  payable on exercise.  In buying a put,  the Fund would  realize a loss if the price of the  security  increased  or  remained  the same or did not  decrease  during that period by more than the amount of the premium  and  commissions  payable on  exercise.  In  addition,  the Fund could  realize a gain or loss on such  options by selling them.

         The aggregate cost of all outstanding options purchased and held by the Fund,  including options on market indices as described below, will at no time exceed 10% of the growth portion of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index options.  Through the purchase of listed  index  options,  the  portfolio  could  achieve  many of the same  objectives  as through  the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate  perfectly with movements in the level of the index and,  therefore,  the Fund would bear a risk of loss on index  options  purchased by it if favorable price  movements  of the hedged  portfolio  securities  do not equal or exceed  losses on the  options or if adverse  price movements of the hedged portfolio securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock index  futures  contracts.  A stock  index  futures contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks  in the  index is made.  The Fund will not  purchase  or sell  options  on stock  index  futures contracts.

         The Fund may not  purchase or sell a stock index  future if,  immediately  thereafter,  more than 30% of its total assets  would be hedged by stock index  futures.  The Fund may not  purchase or sell a stock index  future if,  immediately thereafter,  the sum of the amount of margin  deposits on the Fund's  existing  futures  positions  would  exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index futures contracts can be purchased or sold with respect to the Standard & Poor's 500 Stock
Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York Futures  Exchange
and the Value Line Stock Index on the Kansas City Board of Trade.  The  Sub-advisor  does not believe that  differences  in composition of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the  movements in such  indices.  However,  such  differences  in the indices may result in  differences  in correlation of the futures  contracts with  movements in the value of the  securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures contracts that may be created in the future.

         The nature of initial margin in futures transactions is different from that of margin in security  transactions in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the  nature  of a  performance  bond or good  faith  deposit  on the  contract  which is  returned  to the Fund  upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in connection  with the use of stock index  futures by the Fund as a hedging  device.  One risk arises because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the  subject of the hedge.  The price of the stock  index  futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock index futures moves less than the price of the  securities  which are the subject of the hedge,  the hedge will not be fully  effective  but, if the price of the securities  being hedged has moved in an unfavorable  direction,  the Fund would be in a better position than if it had not hedged at all. If the price of the  securities  being hedged has moved in a favorable  direction,  this  advantage will be  partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock, the Fund will  experience  either a loss or gain on the future  which will not be  completely  offset by  movements  in the price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation of movements in the price of  securities  being  hedged and  movements  in the price of the stock index  futures,  the Fund may buy or sell stock  index  futures  contracts  in a greater  dollar  amount than the dollar  amount of  securities  being  hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index, or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Fund may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the securities being  hedged is less  than the  volatility  over  such time  period  of the  stock  index,  or if  otherwise  deemed to be appropriate by the Sub-advisor.

         Where futures are purchased to hedge against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or options) in an orderly  fashion,  it is possible  that the market may decline  instead.  If the  Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio Turnover.  The Fund's investment  policies as described above are based on the Sub-advisor's  assessment of fundamentals in the context of changing market  valuations.  Therefore,  they may under some conditions involve frequent purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio positions  rather than to the complete  elimination of a particular  issuer's  securities  from the Fund. It is anticipated that the  growth  portion of the Fund may have  portfolio  turnover  exceeding  100%.  For more  information  on  portfolio turnover, see this SAI and the Company's Prospectus under "Portfolio Turnover."

..........Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF  Alliance/Bernstein  Growth + Value Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

..........1.       Invest in companies for the purpose of exercising control;

..........2.       Purchase the securities of any other investment  company or investment  trust,  except in compliance with the 1940 Act;

..........3.       Invest in interests in oil, gas or other mineral exploration or development programs,  except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs;

..........4.       Make short sales of securities or purchase  securities  on margin except for such  short-term  credits as may be necessary for the clearance of transactions;

         5.       Purchase illiquid  securities if immediately after such investment more than 15% of the Fund's net assets
(taken at market value) would be so invested;

         Whenever any investment  restriction states a maximum percentage of the Fund's assets which may be invested in any security or other  asset,  it is intended  that such  percentage  be  determined  immediately  after and as a result of the
Fund's  acquisition of such securities or other assets.  Accordingly,  any later increase or decrease in percentage  beyond the  specified  limitation  resulting  from changes in values or net assets will not be  considered a violation of any such maximum.

ASAF SANFORD BERNSTEIN CORE VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         As a diversified  fund, no more than 5% of the assets of the Fund may be invested in the  securities of one issuer
(other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested  without  regard to this limitation.  The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry.

         Short-Term  Instruments.  When the Fund  experiences  large cash  inflows or  anticipates  substantial  redemption requests,  the Fund may hold  short-term  investments  for a limited time pending the  purchase of equity  securities.  The
Fund's short-term  instruments may consist of: (i) short-term  obligations  issued or guaranteed by the U.S.  government or any of its  agencies or  instrumentalities  or by any of the states;  (ii) other  short-term  debt  securities  rated AA or higher by  Standard & Poor's  ("S&P") or Aa or higher by Moody's or, if unrated,  of  comparable  quality in the opinion of the Sub-advisor;  (iii)  commercial  paper;  (iv) bank  obligations,  including  negotiable  certificates of deposit,  time deposits and bankers' acceptances;  and (v) repurchase  agreements.  At the time the Fund invests in commercial paper, bank obligations or repurchase  agreements,  the issuer or the issuer's parent must have  outstanding debt rated AA or higher by
S&P or Aa or higher by  Moody's  or  outstanding  commercial  paper or bank  obligations  rated  A-1 by S&P or  Prime-1  by
Moody's;  or, if no such  ratings  are  available,  the  instrument  must be of  comparable  quality in the  opinion of the
Sub-advisor.

         Certificates  of Deposit and Bankers'  Acceptances.  Certificates  of deposit are receipts  issued by a depository institution  in exchange  for the deposit of funds.  The issuer  agrees to pay the amount  deposited  plus  interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary market prior to maturity.  Bankers'  acceptances  typically arise from short-term  credit  arrangements  designed to enable businesses to obtain funds to finance  commercial  transactions.  Generally,  an acceptance is a time draft drawn on a bank by an  exporter  or an  importer  to obtain a stated  amount of funds to pay for  specific  merchandise.  The draft is then
"accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity date. The  acceptance  may then be held by the accepting bank as an asset or it may be sold in the secondary  market at the going rate of discount for a specific  maturity.  Although  maturities  for  acceptances  can be as long as 270 days,  most acceptances have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists of short-term  (usually from 1 to 270 days)  unsecured  promissory notes issued by  corporations  in order to finance their current  operations.  A variable  amount master demand note (which is a type of commercial  paper)  represents a direct borrowing  arrangement  involving  periodically  fluctuating  rates of interest under a letter  agreement  between a commercial  paper issuer and an  institutional  lender  pursuant to which the lender may determine to invest varying amounts.

         U.S. Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and  credit" of the United  States.
In the case of securities not backed by the full faith and credit of the United States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitments.  Government securities  in which the Fund may invest  that are not backed by the full  faith and credit of the United  States  include, but are not limited to, obligations of the Tennessee Valley Authority,  the Federal Home Loan Mortgage  Corporation and the
U.S.  Postal  Service,  each of  which  has the  right  to  borrow  from the U.S.  Treasury  to meet its  obligations,  and obligations of the Federal Farm Credit System and the Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the  individual  credit of the  issuing  agency.  Securities  that are  backed by the full  faith and credit of the
United States include obligations of the Government National Mortgage  Association,  the Farmers Home  Administration,  and
the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity  securities  listed on any  domestic  securities  exchange  or traded in the  over-the-counter  markets,  including ADRs and U.S.  dollar  denominated  securities of foreign issuers that trade on domestic  exchanges  and in the  over-the-counter  markets..  They may or may not pay  dividends  or carry  voting rights.  Common stock occupies the most junior position in a company's capital structure.

Futures Contracts and Options on Futures Contracts.

         Futures Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures contracts have been designed by exchanges which have been designated  "contracts  markets" by the CFTC, and must be executed  through a futures commission  merchant,  or brokerage firm, which is a member of the relevant  contract market.  Futures contracts trade on a number of exchange  markets,  and,  through  their  clearing  corporations,  the  exchanges  guarantee  performance  of the contracts as between the clearing  members of the exchange.  These  investments will be made by the Fund solely for hedging purposes.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit payment  ("initial  margin").  It is expected that the initial margin would be  approximately  1 1/2% to 5% of a contract's face value.  Daily  thereafter,  the futures  contract is valued and the  payment of  "variation  margin" may be  required, because each day the Fund will provide or receive cash that reflects any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual  delivery or acquisition  of  securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract  without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.  Such a transaction,  which is effected  through a member of an exchange,  cancels the obligation to make or take delivery of the  securities.  Because transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated with the exchange on which the contracts  are traded,  the Fund will incur  brokerage  fees when it purchases or sells  futures  contracts.  The liquidity of the futures  market  depends on  participants  entering  into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other  risks.  Nonetheless,  the  Sub-advisor  believes  that use of such contracts in certain  circumstances  will benefit the Fund.  For an  additional  discussion  of futures  contracts  and the risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index futures on a continual  basis to  "equitize"  cash so that the Fund may  maintain  100%  equity  exposure.  The Fund will not enter  into any  futures  contracts  or  options on futures  contracts if  immediately  thereafter the amount of margin  deposits on all the futures  contracts of the Fund and premiums paid on outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures  contract  at a  specified  price at any time  during  the  period of the  option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures  contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder, or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration  of the option by selling or  purchasing an option of the same series,  at which time the person  entering  into the closing  transaction  will  realize a gain or loss.  The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements  similar to those described above.  Net option premiums  received will be included as initial margin  deposits.  In  anticipation of an increase in securities  prices,  the Fund may purchase call options on futures  contracts as a substitute for the purchase of futures  contracts to hedge against a possible increase in the price of  securities  that the Fund intends to  purchase.  Similarly,  if the value of the  securities  held by the  Portfolio is expected  to  decline,  the Fund might  purchase  put options or sell call  options on futures  contracts  rather than sell futures contracts.

         Investments  in futures  options  involve some of the same  considerations  that are involved in  connection  with investments in futures contracts (for example,  the existence of a liquid secondary market).  In addition,  the purchase or sale of an option also entails the risk that changes in the value of the  underlying  futures  contract will not correspond to changes in the value of the option  purchased.  Depending  on the  pricing of the option  compared to either the futures contract upon which it is based, or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership of the futures  contract or such  securities.  In general,  the market prices of options can be expected to be more volatile than the market prices on the  underlying  futures  contract.  Compared to the purchase or sale of futures contracts,  however,  the purchase of call or put options on futures  contracts may frequently  involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options on  Securities  Indices.  The Fund may  purchase  and write  (sell)  call and put  options  on  securities indices.  Such  options  give the holder the right to receive a cash  settlement  during the term of the option  based upon the difference between the exercise price and the value of the index.

         Options on  securities  indices  entail  certain  risks.  The  absence of a liquid  secondary  market to close out options  positions on securities  indices may occur,  although the Portfolio  generally will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of options on  securities  indices also entails the risk that  trading in such options may be  interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not purchase such options  unless the
Sub-advisor  believes  the market is  sufficiently  developed  such that the risk of trading in such  options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Purchase any security or evidence of interest  therein on margin,  except that such short-term  credit as may be necessary  for the  clearance  of  purchases  and sales of  securities  may be obtained and except that  deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest  more than 15% of the  Fund's  net  assets  (taken  at the  greater  of cost or  market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold under section 4(2) of the 1933 Act that have been  determined to be liquid under  procedures  established by the Board of Directors.

ASAF DeAM LARGE-CAP VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek maximum  appreciation of investors' capital from a portfolio primarily of value stocks of larger companies.

Investment Policies:

         Options.  The Fund may write  (sell)  call  options on  securities  as long as it owns the  underlying  securities subject to the option,  or an option to purchase the same underlying  securities  having an exercise price equal to or less than the exercise  price of the option,  or will  establish  and  maintain  with the Fund's  custodian  for the term of the option a segregated  account consisting of cash or other liquid securities  ("eligible  securities") to the extent required by applicable  regulation in connection  with the optioned  securities.  The Fund may write put options  provided  that, so long as the Fund is  obligated  as the  writer of the  option,  the Fund owns an option to sell the  underlying  securities subject to the option having an exercise  price equal to or greater than the exercise  price of the option,  or it deposits and maintains with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise  price of the option.  The premium  received for writing an option will reflect,  among other things,  the current market  price of the  underlying  security,  the  relationship  of the  exercise  price to such  market  price,  the  price volatility of the underlying  security,  the option  period,  supply and demand and interest  rates.  The Fund may write or purchase  spread  options,  which are options for which the  exercise  price may be a fixed  dollar  spread or yield spread between the security  underlying  the option and another  security  that is used as a benchmark.  The exercise  price of an option may be below,  equal to or above the  current  market  value of the  underlying  security  at the time the option is written.  The Fund may write  (sell) call and put options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires unexercised,  the writer realizes a gain from the amount of the premium,  plus the interest  income on the  securities  in the  segregated  account.  If the  secured  put  writer  has to buy the  underlying security  because of the exercise of the put option,  the secured put writer incurs an  unrealized  loss to the extent that the current  market value of the  underlying  security is less than the  exercise  price of the put option.  However,  this would be offset in whole or in part by gain from the premium  received and any interest  income earned on the securities in the segregated account.

..........For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options. The Fund may deal in over-the-counter  traded options ("OTC options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally  done by reference to  information  from market  makers,  which  information  is carefully  monitored by the  Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund receives the premium in advance from the dealer.  OTC options are  available for a greater  variety of  securities or other assets,  and for a wider range of expiration dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the position that  purchased OTC options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions  with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary and,  therefore,  present  minimal credit risks to the Fund. The Sub-advisor will monitor the  creditworthiness  of the approved  dealers on an on-going  basis.  The Fund  currently will not engage in
OTC options  transactions  if the amount  invested by the Fund in OTC  options,  plus a "liquidity  charge"  related to OTC options  written by the Fund, plus the amount  invested by the Fund in other illiquid  securities,  would exceed 15% of the
Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering  into  agreements  with dealers to which the Fund sells OTC  options.  Under these agreements  the Fund would have the absolute  right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase  Price").  The "liquidity  charge" referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the intrinsic value of the OTC  option.  The  intrinsic  value of an OTC call  option for such  purposes  will be the amount by which the  current market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise  price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring  a dealer to allow the Fund to  repurchase  a specific  OTC option  written by the Fund,  the
"liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on Securities  Indices.  The Fund, as part of its options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the Fund owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes an option on a  securities  index,  it will be required to deposit  with its  custodian  and  mark-to-market  eligible  securities  to the extent  required by  applicable regulation.  Where the Fund  writes a call  option on a  securities  index at a time when the  contract  value  exceeds the exercise price,  the Fund will also segregate and  mark-to-market,  until the option expires or is closed out, cash or cash equivalents  equal in value to such excess.  The Fund may also purchase and sell options on indices  other than  securities indices,  as available,  such as foreign currency indices.  Because index options are settled in cash, a call writer cannot determine the amount of its  settlement  obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its potential  settlement  obligations  by acquiring and holding the  underlying  securities.  Index options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of  investing  in OTC  options and options on  securities  indices,  and the risks involved therein, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial  Futures  Contracts and Related  Options.  The Fund may enter into  financial  futures  contracts.  This investment  technique  is  designed  primarily  to hedge  (i.e.  protect)  against  anticipated  future  changes  in market conditions or foreign  exchange rates which otherwise might affect  adversely the value of securities or other assets which the Fund  holds or  intends to  purchase.  For  example,  when the  near-term  market  view is  bearish  but the  portfolio composition  is judged  satisfactory  for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash  position,  the Fund can hedge against  market  increases by entering  into futures  contracts to buy  securities or the cash value of an index.  In either case,  the use of futures  contracts  would tend to minimize  portfolio  turnover  and  facilitate  the  Portfolio's pursuit of its  investment  objective.  Also, if the Fund owned  long-term  bonds and interest rates were expected to rise, it could sell financial futures  contracts.  If interest rates did increase,  the value of the bonds held by the Fund would decline,  but this  decline  would  be  offset  in  whole or in part by an  increase  in the  value of the  Fund's  futures contracts.  If, on the other hand,  long-term interest rates were expected to decline,  the Portfolio could hold short-term debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase  futures  contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take advantage of the  anticipated  rise in the value of long-term  bonds without  actually  buying them. The futures  contracts and short-term  debt  securities  could then be liquidated and the cash proceeds used to buy long-term  bonds.  At the time of delivery,  in the case of a contract relating to fixed income securities,  adjustments are made to recognize differences in value arising from the delivery of securities  with a different  interest rate than that  specified in the contract.  In some cases,  securities  to be  delivered  under a futures  contract  may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain factors.  If participants in the futures market elect to close out their contracts through offsetting  transactions  rather than meet margin  requirements,  distortions in the normal  relationship  between the assets and futures  market  could  result.  Price  distortions  also could  result if investors in futures  contracts  decide to make or take  delivery of  underlying  securities  or other  assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures  market.  In addition, because margin requirements in the futures market are less onerous than margin  requirements in the cash market,  increased participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility of these price  distortions and because of the imperfect  correlation  between  movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may  purchase  and write  call and put  options  on  financial  futures  contracts.  Options  on  futures contracts  involve risks similar to those risks relating to  transactions  in financial  futures  contracts.  The Fund will not enter into any  futures  contracts  or options on futures  contracts  if the  aggregate  of the  contract  value of the outstanding  futures contracts of the Fund and futures  contracts subject to outstanding  options written by the Fund would exceed 50% of the total assets of the Fund. For an additional  discussion of investing in financial  futures  contracts and options on financial  futures  contracts and the risks  involved  therein,  see this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

..........Section 4(2) Paper.  The Fund may invest in commercial  paper issued by major  corporations  under the  Securities
Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such  commercial  paper may be issued  only to finance  current  transactions  and must  mature in nine months or less.  Such  commercial  paper is traded primarily by institutional  investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper  market is very  limited.  The Fund also may  invest  in  commercial  paper  issued  in  reliance  on the so-called  "private  placement"  exemption  from  registration  afforded  by  Section  4(2) of the  Securities  Act of 1933
("Section  4(2)  paper").  Section 4(2) paper is  restricted  as to  disposition  under the federal  securities  laws,  and generally  is sold to  institutional  investors,  such as the  Fund,  who  agree  that  they are  purchasing  the paper for investment  and not with a view to public  distribution.  Any  resale by the  purchaser  must be in an exempt  transaction.
Section 4(2) paper  normally is resold to other  institutional  investors  through or with the  assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be considered  illiquid,  and subject to the Fund's  limitation on investing in illiquid  securities,  unless the  Sub-advisor determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.  The Fund may  invest  in  asset-backed  and  mortgage-backed  securities,  including interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation  is a  debt  security  issued  by a  corporation,  trust  or  custodian,  or  by a  U.S.  Government  agency  or instrumentality,  that is  collateralized  by a portfolio or pool of  mortgages,  mortgage  pass-through  securities,  U.S.
Government  securities  or  other  assets.  Collateralized  obligations,  depending  on  their  structure  and the  rate of prepayments, can be volatile.

         The Fund will currently invest in only those  collateralized  obligations that are fully  collateralized and would not  materially  alter the risk profile of the Fund.  Fully  collateralized  means that the  collateral  will generate cash flows  sufficient  to meet  obligations  to  holders of the  collateralized  obligations  under even the most  conservative prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition  and  to  minimize  the  reinvestment  rate  risk  for  cash  flows  between  coupon  dates  for  the collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate  prepayment of all securities purchased  at a premium and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very  conservative  reinvestment  rates and by other means such as by maintaining  the flexibility to increase  principal  distributions in a low interest rate environment.  The effective credit quality of the  collateralized obligations  in  such  instances  is  the  credit  quality  of  the  issuer  of  the  collateral.  The  requirements  as to collateralization  are  determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating agencies,  if rated.  The Fund does not  currently  intend to  invest  more than 5% of its total  assets in  collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest  rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct investments  in mortgage  pass-through  securities.  Classes with shorter  maturities  may have lower  volatility and lower yield while those with longer  maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities  are  not  passed  through  directly  to the  holders  of  these  collateralized obligations.  Rather,  the payments on the  underlying  portfolio or pool of  obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships  may in effect "strip" the interest payments from principal  payments of the underlying  obligations  and allow for the separate  purchase of either the interest or the principal  payments,  sometimes called interest only ("IO") and principal only ("PO")  securities.  By investing in IOs and
POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations are repaid.  In the event of prepayment on or call of such  securities,  the class of  collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of collateralized  obligations will not supply additional  collateral in the event of such prepayment,  there generally will be sufficient collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and  privately-issued  IO's and PO's will be  considered  illiquid for purposes of the
Fund's  limitation on illiquid  securities  unless they are  determined to be liquid under  guidelines  established  by the
Board of Directors.

         In  reliance  on an  interpretation  by the SEC,  the  Fund's  investments  in certain  qualifying  collateralized obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also invest in "inverse  floaters." These inverse floaters are more volatile than conventional  fixed or  floating  rate  collateralized  obligations,  and their yield and value will  fluctuate  in inverse proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will generally  increase when market yields (as reflected by the index) decrease and decrease when market yields  increase.
The  extent of the  volatility  of  inverse  floaters  depends on the  extent of  anticipated  changes  in market  rates of interest.  Generally,  inverse  floaters  provide for  interest  rate  adjustments  based upon a multiple of the  specified interest  index,  which  further  increases  their  volatility.  The  degree  of  additional  volatility  will be  directly proportional  to the size of the multiple used in  determining  interest  rate  adjustments.  Currently,  the Fund does not intend to invest more than 5% of its net assets in inverse floaters.

..........For an additional  discussion of investing in collateralized  obligations and the risks involved therein, see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the
ASAF  DeAM  Large-Cap  Value  Fund.  These  limitations  are not  "fundamental"  restrictions  and may be  changed  without shareholder approval.  The Fund will not:

         1.       Invest for the purpose of exercising control or management of another issuer.

         2.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         3.       Invest more than 15% of its net assets in illiquid securities.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The investment  objective of the ASAF Sanford Bernstein Managed Index 500 Fund (formerly,  the ASAF
Bankers  Trust Managed  Index 500 Fund) is to  outperform  the Standard & Poor's 500 Composite  Stock Price Index (the "S&P
500(R)") through stock selection resulting in different weightings of common stocks relative to the index.

Investment Policies:

         As a diversified  fund, no more than 5% of the assets of the Fund may be invested in the  securities of one issuer
(other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested  without  regard to this  limitation.  The Fund will not invest more than 25% of its assets in the  securities  of issuers in any one industry.
In the unlikely  event that the S&P 500 should  concentrate  to an extent  greater than that amount,  the Fund's ability to achieve its objective may be impaired.

         About the S&P 500. The Fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's, a division of The
McGraw-Hill  Companies,  Inc. ("S&P"). S&P makes no representation or warranty,  express or implied, to the shareholders of the Fund or any member of the public  regarding  the  advisability  of  investing  in  securities  generally or in the Fund particularly  or the ability of the S&P 500 to track  general  stock market  performance.  S&P's only  relationship  to the
Investment  Manager or the  Sub-advisor  is a license  provided to the Investment  Manager of certain  trademarks and trade names of S&P and of the S&P 500 which is determined,  composed and calculated by S&P without regard to Investment  Manager,
Sub-advisor  or the  Fund.  S&P has no  obligation  to  take  the  needs  of the  Investment  Manager,  Sub-advisor  or the shareholders of the Fund into  consideration  in determining,  composing or calculating the S&P 500. S&P is not responsible for and has not  participated in the  determination of the prices and amount of Fund's shares or the timing of the issuance or  sale of the  Fund's  shares,  or in the  determination  or  calculation  of the  Fund's  net  asset  value.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P does not guarantee the accuracy and/or the  completeness of the S&P 500 or any data included therein and shall have no liability for any errors,  omissions,  or interruptions  therein. S&P makes no warranty,  express or implied, as to the results to be obtained by the Fund,  shareholders  of the Fund,  or any other  person or entity from the use of the S&P
500 or any data included  therein.  S&P makes no express or implied  warranties  and expressly  disclaims all warranties of merchantability  or fitness  for a  particular  purpose or use with  respect to the S&P 500 or any data  included  therein.
Without  limiting any of the  foregoing,  in no event shall S&P have any liability for any special,  punitive,  indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Short-Term  Instruments.  When the Fund  experiences  large cash  inflows or  anticipates  substantial  redemption requests,  the Fund may hold  short-term  investments  for a limited time pending the  purchase of equity  securities.  The
Fund's short-term  instruments may consist of: (i) short-term  obligations  issued or guaranteed by the U.S.  government or any of its  agencies or  instrumentalities  or by any of the states;  (ii) other  short-term  debt  securities  rated AA or higher by S&P or Aa or higher by Moody's or, if unrated,  of comparable  quality in the opinion of the  Sub-advisor;  (iii)
commercial  paper;  (iv) bank  obligations,  including  negotiable  certificates  of deposit,  time  deposits  and bankers'
acceptances;  and (v)  repurchase  agreements.  At the time the Fund  invests in  commercial  paper,  bank  obligations  or repurchase  agreements,  the issuer or the issuer's  parent must have  outstanding  debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding  commercial  paper or bank obligations  rated A-1 by S&P or Prime-1 by Moody's;  or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates  of Deposit and Bankers'  Acceptances.  Certificates  of deposit are receipts  issued by a depository institution  in exchange  for the deposit of funds.  The issuer  agrees to pay the amount  deposited  plus  interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary market prior to maturity.  Bankers'  acceptances  typically arise from short-term  credit  arrangements  designed to enable businesses to obtain funds to finance  commercial  transactions.  Generally,  an acceptance is a time draft drawn on a bank by an  exporter  or an  importer  to obtain a stated  amount of funds to pay for  specific  merchandise.  The draft is then
"accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity date. The  acceptance  may then be held by the accepting bank as an asset or it may be sold in the secondary  market at the going rate of discount for a specific  maturity.  Although  maturities  for  acceptances  can be as long as 270 days,  most acceptances have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists of short-term  (usually from 1 to 270 days)  unsecured  promissory notes issued by  corporations  in order to finance their current  operations.  A variable  amount master demand note (which is a type of commercial  paper)  represents a direct borrowing  arrangement  involving  periodically  fluctuating  rates of interest under a letter  agreement  between a commercial  paper issuer and an  institutional  lender  pursuant to which the lender may determine to invest varying amounts.

         U.S. Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and  credit" of the United  States.
In the case of securities not backed by the full faith and credit of the United States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitments.  Government securities  in which the Fund may invest  that are not backed by the full  faith and credit of the United  States  include, but are not limited to, obligations of the Tennessee Valley Authority,  the Federal Home Loan Mortgage  Corporation and the
U.S.  Postal  Service,  each of  which  has the  right  to  borrow  from the U.S.  Treasury  to meet its  obligations,  and obligations of the Federal Farm Credit System and the Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the  individual  credit of the  issuing  agency.  Securities  that are  backed by the full  faith and credit of the
United States include obligations of the Government National Mortgage  Association,  the Farmers Home  Administration,  and
the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity  securities  listed on any  domestic  securities  exchange  or traded in the  over-the-counter  market.  They may or may not pay dividends or carry voting  rights.  Common stock occupies the most junior position in a company's capital structure.

         Warrants.  Warrants  entitle the holder to buy common stock from the issuer at a specific price (the strike price)
for a specific  period of time.  The strike price of warrants  sometimes is much lower than the current market price of the underlying  securities,  yet  warrants  are  subject to  similar  price  fluctuations.  As a result,  warrants  may be more volatile investments than the underlying securities.

         Warrants do not entitle the holder to dividends or voting rights with respect to the underlying  securities and do not  represent  any rights in the assets of the  issuing  company.  Also,  the value of the  warrant  does not  necessarily change with the value of the underlying securities.

         Convertible  Securities.  Convertible  securities may be debt securities or preferred stocks that may be converted into  common  stock or that  carry the right to  purchase  common  stock.  Convertible  securities  entitle  the  holder to exchange  the  securities  for a specified  number of shares of common  stock,  usually of the same  company,  at specified prices within a certain period of time.

         The terms of any  convertible  security  determine its ranking in a company's  capital  structure.  In the case of subordinated  convertible  debentures,  the holders' claims on assets and earnings are  subordinated to the claims of other creditors,  and are senior to the  claims of  preferred  and  common  shareholders.  In the case of  convertible  preferred stock,  the holders'  claims on assets and earnings are  subordinated  to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts.

         Futures Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures contracts have been designed by exchanges which have been designated  "contracts  markets" by the CFTC, and must be executed  through a futures commission  merchant,  or brokerage firm, which is a member of the relevant  contract market.  Futures contracts trade on a number of exchange  markets,  and,  through  their  clearing  corporations,  the  exchanges  guarantee  performance  of the contracts as between the clearing  members of the exchange.  These  investments will be made by the Fund solely for hedging purposes.  In this regard, the Fund may enter into futures contracts or options on futures related to the S&P 500.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit payment  ("initial  margin").  It is expected that the initial margin would be  approximately  1 1/2% to 5% of a contract's face value.  Daily  thereafter,  the futures  contract is valued and the  payment of  "variation  margin" may be  required, because each day the Fund will provide or receive cash that reflects any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual  delivery or acquisition  of  securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract  without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.  Such a transaction,  which is effected  through a member of an exchange,  cancels the obligation to make or take delivery of the  securities.  Because transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated with the exchange on which the contracts  are traded,  the Fund will incur  brokerage  fees when it purchases or sells  futures  contracts.  The liquidity of the futures  market  depends on  participants  entering  into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other  risks.  Nonetheless,  the  Sub-advisor  believes  that use of such contracts in certain  circumstances  will benefit the Fund.  For an  additional  discussion  of futures  contracts  and the risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index futures on a continual  basis to  "equitize"  cash so that the Fund may  maintain  100%  equity  exposure.  The Fund will not enter  into any  futures  contracts  or  options on futures  contracts if  immediately  thereafter the amount of margin  deposits on all the futures  contracts of the Fund and premiums paid on outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures  contract  at a  specified  price at any time  during  the  period of the  option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures  contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder, or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration  of the option by selling or  purchasing an option of the same series,  at which time the person  entering  into the closing  transaction  will  realize a gain or loss.  The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements  similar to those described above.  Net option premiums  received will be included as initial margin  deposits.  In  anticipation of an increase in securities  prices,  the Fund may purchase call options on futures  contracts as a substitute for the purchase of futures  contracts to hedge against a possible increase in the price of securities  that the Fund intends to purchase.  Similarly,  if the value of the securities  held by the Fund is expected to  decline,  the Fund might  purchase  put options or sell call  options on futures  contracts  rather  than sell  futures contracts.

         Investments  in futures  options  involve some of the same  considerations  that are involved in  connection  with investments in futures contracts (for example,  the existence of a liquid secondary market).  In addition,  the purchase or sale of an option also entails the risk that changes in the value of the  underlying  futures  contract will not correspond to changes in the value of the option  purchased.  Depending  on the  pricing of the option  compared to either the futures contract upon which it is based, or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership of the futures  contract or such  securities.  In general,  the market prices of options can be expected to be more volatile than the market prices on the  underlying  futures  contract.  Compared to the purchase or sale of futures contracts,  however,  the purchase of call or put options on futures  contracts may frequently  involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options on  Securities  Indices.  The Fund may  purchase  and write  (sell)  call and put  options  on  securities indices.  Such  options  give the holder the right to receive a cash  settlement  during the term of the option  based upon the difference between the exercise price and the value of the index.

         Options on  securities  indices  entail  certain  risks.  The  absence of a liquid  secondary  market to close out options positions on securities  indices may occur,  although the Fund generally will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of options on  securities  indices also entails the risk that  trading in such options may be  interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not purchase such options  unless the
Sub-advisor  believes  the market is  sufficiently  developed  such that the risk of trading in such  options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Purchase any security or evidence of interest  therein on margin,  except that such short-term  credit as may be necessary  for the  clearance  of  purchases  and sales of  securities  may be obtained and except that  deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest  more than 15% of the  Fund's  net  assets  (taken  at the  greater  of cost or  market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold under section 4(2) of the 1933 Act that have been  determined to be liquid under  procedures  established by the Board of Directors.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The  investment  objective of the Fund is to seek  capital  growth and income  through  investments primarily in dividend-paying common stocks of good quality.

Investment Policies:

         It is the policy of the Fund to seek to balance the  objectives of reasonable  opportunity  for capital growth and reasonable current income through  investments  primarily in  dividend-paying  common stocks of good quality.  However,  it may invest  whenever the economic  outlook is unfavorable for common stock  investments in other types of securities,  such as bonds, convertible bonds, preferred stocks, and convertible preferred stocks.

         Purchases  and sales of portfolio  securities  are made at such times and in such  amounts as deemed  advisable in light of market,  economic  and other  conditions,  irrespective  of the degree of  portfolio  turnover.  The Fund  engages primarily in holding securities for investment and not for trading purposes.

         Covered Call Options.  Subject to market  conditions,  the Fund may try to realize income by writing  covered call option contracts provided that the option is listed on a domestic securities  exchange.  The Sub-advisor  believes that the premiums the Fund will receive for writing  options can increase the Fund's income  without  subjecting  it to  substantial risks.

         A security on which an option has been  written  will be held in escrow by the Fund's  custodian  until the option expires,  is exercised,  or a closing  purchase  transaction is made. The Fund will purchase call options only to close out a  position  in an option  written  by it.  When a  security  is sold from the Fund  against  which a call  option has been written,  the Fund  will  effect a  closing  purchase  transaction  so as to close  out any  existing  call  option on that security.

         The premium  received by the Fund upon writing a call option will increase the Fund's assets,  and a corresponding liability  will be recorded and  subsequently  adjusted  from day to day to the current  value of the option  written.  For example,  if the current value of the option  exceeds the premium  received,  the excess would be an  unrealized  loss and, conversely,  if the premium  exceeds the current value,  such excess would be an unrealized  gain. The current value of the option  will be the last sales  price on the  principal  exchange  on which the option is traded or, in the  absence of any transactions, the mean between the closing bid and asked price.

         Except as stated above, the Fund will not purchase or sell puts or calls or combinations thereof.

         Additional  information  on covered  call  options and their risks is included in this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Stock  Index  Futures.  The Fund may  purchase  and sell stock index  futures  contracts.  A stock  index  futures contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks  in the  index is made.  The Fund will not  purchase  or sell  options  on stock  index  futures contracts.

         The Fund may not  purchase or sell a stock index  future if,  immediately  thereafter,  more than 30% of its total assets  would be hedged by stock index  futures.  The Fund may not  purchase or sell a stock index  future if,  immediately thereafter,  the sum of the amount of margin  deposits on the Fund's  existing  futures  positions  would  exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index futures contracts can be purchased or sold with respect to the Standard & Poor's 500 Stock
Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York Futures  Exchange
and the Value Line Stock Index on the Kansas City Board of Trade.  The  Sub-advisor  does not believe that  differences  in composition of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the  movements in such  indices.  However,  such  differences  in the indices may result in  differences  in correlation of the futures  contracts with  movements in the value of the  securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures contracts that may be created in the future.

         The nature of initial margin in futures transactions is different from that of margin in security  transactions in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the  nature  of a  performance  bond or good  faith  deposit  on the  contract  which is  returned  to the Fund  upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in connection  with the use of stock index  futures by the Fund as a hedging  device.  One risk arises because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the  subject of the hedge.  The price of the stock  index  futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock index futures moves less than the price of the  securities  which are the subject of the hedge,  the hedge will not be fully  effective  but, if the price of the securities  being hedged has moved in an unfavorable  direction,  the Fund would be in a better position than if it had not hedged at all. If the price of the  securities  being hedged has moved in a favorable  direction,  this  advantage will be  partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock, the Fund will  experience  either a loss or gain on the future  which will not be  completely  offset by  movements  in the price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation of movements in the price of  securities  being  hedged and  movements  in the price of the stock index  futures,  the Fund may buy or sell stock  index  futures  contracts  in a greater  dollar  amount than the dollar  amount of  securities  being  hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index, or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Fund may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the securities being  hedged is less  than the  volatility  over  such time  period  of the  stock  index,  or if  otherwise  deemed to be appropriate by the Sub-advisor.

         Where futures are purchased to hedge against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or options) in an orderly  fashion,  it is possible  that the market may decline  instead.  If the Fund then  concludes  not to invest in stock or  options  at that time  because  of concern as to possible  further  market decline or for other  reasons,  the Fund will realize a loss on the futures  contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         For  additional  information  regarding  futures  contracts  and their risks,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Fund may invest in foreign  securities,  but will not make any such  investments  unless such  securities  are listed on a  national  securities  exchange.  The  purchase  of foreign  securities  entails  certain political and economic risks,  and  accordingly,  the Fund has restricted its investments in securities in this category to issues of high  quality.  Evidences of ownership of foreign  securities  may be held outside of the U.S.,  and the Fund may be  subject  to the risks  associated  with the  holding  of such  property  overseas.  Additional  information  on foreign securities  and their risks is included in this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Securities  Ratings.  The  ratings of debt  securities  by S&P,  Moody's,  Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however,  subject to certain  limitations from an investor's  standpoint.  The rating  of an  issuer  is  heavily  weighted  by past  developments  and  does  not  necessarily  reflect  probable  future conditions.  There is  frequently  a lag  between the time a rating is assigned  and the time it is updated.  In  addition, there may be varying degrees of difference in credit risk of securities within each rating category.

..........A detailed  description of the debt security ratings assigned by Moody's and S&P is included in Appendix B to this
Statement.

..........Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance Growth and Income Fund.  These  limitations are not  "fundamental  restrictions  and may be changed by the Directors without shareholder approval.  The Fund may not:

..........1.       Purchase the securities of any other investment company except in compliance with the 1940 Act; and

         2.       Sell securities short.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek to provide reasonable current income and long-term capital growth and income.

Investment Policies:

         Corporate  Debt  Securities.  The Fund may invest in debt  securities,  such as  convertible  and  non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and similar entities.

         Variable  and  Floating  Rate  Obligations.  The  Fund  may  invest  in  floating  or  variable  rate  securities.
Investments in variable or floating rate  securities  normally will involve  industrial  development or revenue bonds which provide  that the rate of interest is set as a specific  percentage  of a designated  base rate,  such as rates on Treasury
Bonds or Bills or the prime rate at a major  commercial  bank, and that a bondholder can demand payment of the  obligations on behalf of the Fund on short  notice at par plus  accrued  interest,  which amount may be more or less than the amount of the bondholder  paid for them. The maturity of floating or variable rate  obligations  (including  participation  interests therein) is deemed to be the longer of (i) the notice  period  required  before the Fund is entitled to receive  payment of the obligation  upon demand or (ii) the period  remaining  until the  obligation's  next interest rate  adjustment.  If not redeemed by the Fund through the demand feature,  the obligations  mature on a specified date, which may range up to thirty years from the date of issuance.

         Zero Coupon Bonds,  Deferred  Interest  Bonds and PIK Bonds.  The Fund may invest in zero coupon  bonds,  deferred bonds and bonds on which the interest is payable in kind ("PIK  bonds").  Zero coupon and deferred  interest bonds are debt obligations,  which are issued at a significant  discount from face value.  The discount  approximates  the total amount of interest the bonds will accrue and compound  over the period until  maturity or the first  interest  payment date at a rate of interest  reflecting  the market rate of the  security at the time of  issuance.  While zero coupon bonds do not require the periodic  payment of interest,  deferred  interest bonds do provide for a period of delay before the regular payment of interest begins.  PIK bonds are debt  obligations,  which provide that the issuer may, at its option,  pay interest on such bonds in cash or in the form of additional debt  obligations.  Such  investments  benefit the issuer by mitigating its need for cash to meet debt  service,  but also  require a higher  rate of return to attract  investors  who are willing to defer receipt of such cash.  Such  investments may experience  greater  volatility in market value than debt  obligations,  which make  regular  payments of interest.  The Fund will accrue  income on such  investments  for tax and  accounting  purposes, which are  distributable  to shareholders  and which,  because no cash is received at the time of accrual,  may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

         Equity  Securities.  The Fund may  invest in all types of  equity  securities,  including  the  following:  common stocks,  preferred  stocks and preference  stocks;  securities such as bonds,  warrants or rights that are convertible into stocks; and depository  receipts for those securities.  These securities may be listed on securities  exchanges,  traded in various over-the-counter markets or have no organized market.

         Foreign  Securities.  The Fund may invest in  dollar-denominated  and non-dollar  denominated  foreign securities.
Investing  in  securities  of foreign  issuers  generally  involves  risks not  ordinarily  associated  with  investing  in securities  of  domestic  issuers.  For a  discussion  of the risks  involved in foreign  securities,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Depository  Receipts.  The Fund may invest in American  Depository  Receipts ("ADRs"),  Global Depository Receipts
("GDRs")  and  other  types of  depository  receipts.  ADRs are  certificates  by a U.S.  depository  (usually  a bank) and represent  a  specified  quantity  of  shares  of an  underlying  non-U.S.  stock  on  deposit  with a  custodian  bank  as collateral.  GDRs and other types of  depository  receipts are  typically  issued by foreign  banks or trust  companies and evidence  ownership  of  underlying  securities  issued by  either a  foreign  or a U.S.  company.  Generally,  ADRs are in registered  form and are designed for use in U.S.  securities  markets and GDRs are in bearer form and are designed for use in foreign  securities  markets.  For the  purposes of the Fund's  policy to invest a certain  percentage  of its assets in foreign  securities,  the  investments  of the Fund in ADRs,  GDRs and other types of depository  receipts are deemed to be investments in the underlying securities.

         ADRs may be  sponsored  or  unsponsored.  A  sponsored  ADR is  issued  by a  depository  which  has an  exclusive relationship  with the  issuer  of the  underlying  security.  An  unsponsored  ADR may be  issued  by any  number  of U.S.
depositories.  Under the terms of most  sponsored  arrangements,  depositories  agree to distribute  notices of shareholder meetings and voting  instructions,  and to provide  shareholder  communications and other information to the ADR holders at the request of the issuer of the deposited  securities.  The depository of an unsponsored  ADR, on the other hand, is under no obligation  to distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting  rights to ADR holders in respect of the deposited  securities.  The Fund may invest in either type of ADR.
Although the U.S. investor holds a substitute  receipt of ownership rather than direct stock  certificates,  the use of the depository  receipts in the United  Sates can reduce  costs and delays as well as  potential  currency  exchange  and other difficulties.  The Fund may  purchase  securities  in local  markets  and  direct  delivery  of these  shares  to the local depositary of an ADR agent bank in the foreign country.  Simultaneously,  the ADR agents create a certificate which settles at the Fund's  custodian  in five days.  The Fund may also  execute  trades on the U.S.  markets  using  existing  ADRs.  A foreign  issuer of the  security  underlying  an ADR is generally  not subject to the same  reporting  requirements  in the
United  States as a  domestic  issuer.  Accordingly,  information  available  to a U.S.  investor  will be  limited  to the information  the foreign  issuer is  required  to  disclose  in its country and the market  value of an ADR may not reflect undisclosed  material information  concerning the issuer of the underlying  security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

         Emerging  Markets.  The Fund may  invest  in  securities  of  government,  government-related,  supranational  and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company Debt.  Governments of many emerging market  countries have exercised and continue to exercise  substantial influence  over many aspects of the private sector  through the ownership or control of many  companies,  including some of the  largest  in any given  country.  As a result,  government  actions in the future  could have a  significant  effect on economic  conditions in emerging  markets,  which in turn, may adversely  affect  companies in the private sector,  general market  conditions  and  prices  and  yields  of  certain  of  the  securities  in  the  Fund's  portfolio.  Expropriation, confiscatory  taxation,  nationalization,  political,  economic or social  instability or other similar  developments  have occurred  frequently  over the history of certain  emerging  markets and could  adversely  affect the Fund's  assets should these conditions recur.

         Foreign  currencies.  Some  emerging  market  countries may have managed  currencies,  which are not free floating against the U.S.  dollar.  In  addition,  there is risk that  certain  emerging  market  countries  may  restrict  the free
conversion  of  their  currencies  into  other  currencies.   Further,  certain  emerging  market  currencies  may  not  be internationally  traded.  Certain of these  currencies have  experienced a steep  devaluation  relative to the U.S. dollar.
Any  devaluations in the currencies in which a Fund's  portfolio  securities are denominated may have a detrimental  impact on the Fund's et asset value.

         Inflation.  Many emerging  markets have  experienced  substantial,  and in some periods  extremely high,  rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have adverse effects  on the  economies  and  securities  markets  of  certain  emerging  market  countries.  In an  attempt  to control inflation,  wage and price  controls have been imposed in certain  countries.  Of these  countries,  some, in recent years, have begun to control inflation through prudent economic policies.

         Liquidity;  Trading  Volume;  Regulatory  Oversight.  The  securities  markets of emerging  market  countries  are substantially  smaller,  less  developed,  less  liquid and more  volatile  than the major  securities  markets in the U.S.
Disclosure and  regulatory  standards are in many respects less  stringent  than U.S.  standards.  Furthermore , there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many  emerging  market  securities  markets and limited  trading  volume in the  securities of emerging  market issuers  compared to volume of trading in the securities of U.S.  issuers could cause prices to be erratic for reasons  apart from factors that affect the soundness  and  competitiveness  of the  securities  issuers.  For example, limited  market size may cause prices to be unduly  influenced by traders who control large  positions.  Adverse  publicity and investors'  perceptions,  whether or not based on in-depth fundamental  analysis,  may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situation may arise in one or more emerging markets,  as a result of which trading of securities  may cease or may be  substantially  curtailed  and prices for the Fund's  securities in such markets may not be readily  available.  The Fund may suspend  redemption  of its shares for any period  during  which an  emergency exists,  as  determined  by the SEC. If market  prices are not readily  available,  the Fund's  securities  in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Directors.

         Withholding.  Income  from  securities  held by the Fund could be reduced  by a  withholding  tax on the source or other taxes imposed by the emerging market  countries in which the Fund makes its  investments.  The Fund's net asset value may also be  affected  by changes in the rates or methods of  taxation  applicable  to the Fund or to entities in which the
Fund has invested.  The  Sub-advisor  will consider the cost of any taxes in determining  whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Fund may enter into contracts for the purchase or sale of a specific currency at a future date at a price at the time the contract is entered into (a "Forward  Contract"),  for hedging  purposes  (e.g., to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes).

         The Fund does not presently intend to hold Forward Contracts  entered into until maturity,  at which time it would be  required  to deliver or accept  delivery  of the  underlying  currency,  but will seek in most  instances  to close out positions in such  Contracts by entering into  offsetting  transactions,  which will serve to fix the Fund's profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Fund will also enter into transactions in Forward  Contracts for other than hedging  purposes,  which presents greater profit  potential but also involves  increased  risk. For example,  the Fund may purchase a given foreign  currency through a Forward  Contract  if, in the  judgement  of the  Sub-advisor,  the value of such  currency  is  expected to rise relative to the U.S.  dollar.  Conversely,  the Fund may sell the currency  through a Forward  Contract if the  Sub-advisor believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward  Contracts see this SAI and the Company  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Futures  Contracts.  The Fund may purchase and sell  futures  contracts  ("Future  Contracts")  on stock  indices, foreign  currencies,  interest rates or interest-rate  related  instruments,  indices of foreign currencies or commodities.
The Fund also may purchase and sell Futures  Contracts on foreign or domestic  fixed income  securities  or indices of such securities  including  municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading.  Such investment  strategies will be used for hedging purposes and for non-hedging  purposes, subject to applicable law.

         Futures  Contracts  differ from options in that they are  bilateral  agreements,  with both the  purchaser and the seller equally  obligated to complete the  transaction.  Futures  Contracts call for settlement only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Fund's current or intended stock  investments from broad  fluctuations in stock prices.  For example,  the Fund may sell stock index futures contracts in  anticipations  of or during market  decline to attempt to offset the decrease in market value of the Fund's  securities portfolio that might otherwise  result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or in part, by gains on the futures  position.  When the Fund is not fully invested in the  securities  market and anticipates a significant  market advance,  it may purchase stock index futures in order to gain rapid market exposure that may,  in part or  entirely,  offset  increases  in the cost of  securities  that  the Fund  intends  to  purchase.  As such purchases  are made,  the  corresponding  positions in stock index futures  contracts  will be closed out. In a substantial majority of these  transactions,  the Fund will purchase such  securities  upon  termination of the futures  position,  but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes,  to attempt to protect its current or intended  investments from fluctuations in currency  exchange rates.  Such fluctuations  could reduce the dollar value of  portfolio  securities  denominated  in foreign  currencies,  or increase  the dollar cost of  foreign-denominated securities,  or increase  the dollar  cost of  foreign-denominated  securities  to be  acquired,  even if the value of such securities in the  currencies in which they are  denominated  remains  constant.  The Fund may sell futures  contracts on a foreign currency,  for example,  where it holds securities denominated in such currency and it anticipates a decline in the value of such  currency  relative to the dollar.  In the event such decline  occurs,  the resulting  adverse  effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Fund could  protect  against a rise in the dollar cost of  foreign-denominated  securities  to be acquired by purchasing futures contracts on the relevant  security,  which could offset, in whole or in part, the increased cost of such  securities  resulting  from the  rise in the  dollar  value  of the  underlying  currencies.  Where  the Fund purchases  futures  contracts  under such  circumstances,  however,  and the prices of  securities  to be acquired  instead decline,  the Fund will sustain losses on its futures  position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further information on Futures Contracts, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment  in Other  Investment  Companies.  The Fund may  invest  other  investment  companies,  including  both open-end and closed-end  companies.  Investments in closed-end  investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

         Options.  The Fund may invest in the following  types of options,  which involves the risks  described below under the caption "Special Risk Factors."

         Options on Foreign  Currencies.  The Fund may purchase  and write  options on foreign  currencies  for hedging and non-hedging  purposes in a manner similar to that in which Futures Contracts on foreign  currencies,  or Forward Contracts, will be  utilized.  For  example,  where a rise in the dollar  value of a currency in which  securities  to be acquired are denominated is projected,  thereby  increasing  the cost of such  securities,  the Fund may purchase call options  thereon.
The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates.

         Similarly,  instead of  purchasing a call option to hedge  against an  anticipated  increase in the dollar cost of securities to be acquired,  the Fund could write a put option on the relevant  currency  which, if rates move in the manner projected,  will  expire  unexercised  and allow the Fund to hedge such  increased  cost up to the  amount of the  premium.
Foreign  currency  options written by the Fund will generally be covered in a manner similar to the covering of other types of options.

         Options  on  Futures  Contracts.  The Fund may also  purchase  and  write  options  to buy or sell  those  Futures
Contracts in which it may invest as described  above under "Futures  Contracts."  Such  investment  strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Options on Futures  Contracts  that are written or purchased by the Fund on U.S.  Exchanges are traded on the same contract market as the underlying Futures Contract,  an, like Futures Contracts,  are subject to the regulation by the CFTC and the performance  guarantee of the exchange  clearinghouse.  In addition,  Options on Futures Contracts may be traded on foreign  exchanges.  The Fund may cover the  writing of call  Options on Futures  Contracts  (a) through  purchases  of the underlying  Futures Contract,  (b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same principal amount as the call written where the exercise  price of the call held (I) is equal to or less than the exercise  price of the call written or (ii) is greater than the  exercise  price of the call  written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  The Fund may cover the writing of put  Options on Futures  Contracts  (a)  through  sales of the underlying  Futures  Contract,  (b) through  the  ownership  of liquid and  unencumbered  assets  equal to the value of the security or index  underlying the Futures  Contract,  or (c) through the holding of a put on the same Futures  Contract and in the same  principal  amount as the put written where the exercise  price of the put held (i) is equal to or greater than the exercise  price of the put written if where the exercise  price of the put held (ii) is less than the exercise price of the put written of the Fund owns liquid and  unencumbered  assets equal to the difference.  Put and call Options on Futures
Contracts  may also be covered in such other  manner as may be in  accordance  with the rules of the  exchange on which the option is traded and applicable  laws and  regulations.  Upon the exercise of a call Option on a Futures  Contract  written by the Fund,  the Fund will be  required  to sell the  underlying  Futures  Contract  which,  if the Fund has  covered  its obligation  through the purchase of such Contract,  will serve to liquidate its futures  position.  Similarly,  where a put
Option on a Futures  Contract  written by the Fund is  exercised,  the Fund will be  required to  purchase  the  underlying
Futures  Contract  which,  if the Fund has covered its  obligation  through the sale of such  Contract,  will close out its futures position.

         Depending on the degree of correlation  between  changes in the value of its portfolio  securities and the changes in the value of its futures  positions,  the Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         Options  on  Securities.  The Fund may write  (sell)  covered  put and call  options,  and  purchase  put and call options, on securities.

         A call  option  written  by the Fund is  "covered"  if the Fund owns the  security  underlying  the call or has an absolute and immediate  right to acquire that security  without  additional  cash  consideration  (or for  additional  cash consideration if the Fund owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon conversion or exchange  of other  securities  held in its  portfolio.  A call  option is also  covered if the Fund holds a call on the same security and in the same  principal  amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise  price of the call  written or (b) is greater  than the exercise  price of the call written if the Fund owns  liquid  and  unencumbered  assets  equal to the  difference.  If the  portfolio  writes a put option it must segregate  liquid  and  unencumbered  assets  with a value  equal to the  exercise  price,  or else holds a put on the same security  and in the same  principal  amount as the put  written  where the  exercise  price of the put held is equal to or greater  than the exercise  price of the put written or where the exercise  price of the put held is less than the exercise price of the put written if the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call options written  by the Fund may also be  covered  in such  other  manner  as may be in  accordance  with the  requirements  of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting a closing  transaction  in the case of a written call option will permit the Fund to write  another call option on the underlying  security with either a different  exercise price or expiration  date or both, or in the case of a written  put  option  will  permit  the Fund to write  another  put  option to the  extent  that the Fund owns  liquid  and unencumbered  assets.  Such  transactions  permit the Fund to generate  additional  premium  income,  which will  partially offset  declines in the value of  portfolio  securities  or  increases  in the cost of  securities  to be  acquired.  Also, effecting a closing  transaction  will permit the cash or proceeds from the concurrent  sale of any  securities  subject to the option to be used for other  investments  of the Fund,  provided  that another  option on such security is not written.
If the Fund  desires to sell a  particular  security  from its  portfolio  on which it has written a call  option,  it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         The Fund may write  options in  connection  with  buy-and-write  transactions;  that is,  the Fund may  purchase a security and then write a call option  against that  security.  The exercise  price of the call option the Fund  determines to write will depend upon the expected  price  movement of the  underlying  security.  The exercise  price of a call option may be  below  ("in-the-money"),  equal  to  ("at-the-money")  or  above  ("out-of-the-money")  the  current  value  of the underlying  security at the time the option is written.  Buy-and-write  transactions using in-the-money call options may be used when it is expected  that the price of the  underlying  security  will decline  moderately  during the option  period.
Buy-and-write  transactions using  out-of-the-money call options may be used when it is expected that the premiums received from  writing the call option plus the  appreciation  in the market  price of the  underlying  security up to the  exercise price will be greater  than the  appreciation  in the price of the  underlying  security  alone.  If the call  options  are exercised  in such  transactions,  the  Fund's'  maximum  gain will be the  premium  received by it for writing the option, adjusted  upwards or  downwards  by the  difference  between the Fund's'  purchase  price of the  security and the exercise price,  less  related  transaction  costs.  If the  options  are not  exercised  and the price of the  underlying  security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The  writing  of  covered  put  options  is  similar  in terms of  risk/return  characteristics  to  buy-and-write transactions.  If the market price or the  underlying  security  rises or otherwise  is above the exercise  price,  the put option will  expire  worthless  and the Fund's'  gain will be limited to the premium  received,  less  related  transaction costs.  If the market price of the  underlying  security  declines or otherwise is below the exercise  price,  the Fund may elect to close the  position or retain the option  until it is  exercised,  at which time the Fund will be required to take delivery of the security at the exercise  price;  the Fund' return will be the premium  received  from the put option minus the  amount  by which the  market  price of the  security  is below  the  exercise  price,  which  could  result in a loss.
Out-of-the-money,  at-the-money and in-the-money put options may be used by the Fund in the same market  environments  that call options are used in equivalent buy-and-write transactions.

         The Fund may also write  combinations of put and call options on the same security,  known as "straddles" with the same exercise  price and expiration  date. By writing a straddle,  the Fund  undertakes a  simultaneous  obligation to sell and  purchase  the  same  security  in the  event  that one of the  options  is  exercised.  If the  price of the  security subsequently  rises  sufficiently  above the exercise price to cover the amount of the premium and transaction  costs,  the call will likely be  exercised  and the Fund will be  required to sell the  underlying  security at a below  market  price.
This loss may be offset,  however,  in whole or in part,  by the  premiums  received  on the  writing  of the two  options.
Conversely,  if the price of the security declines by a sufficient  amount,  the put will likely be exercised.  The writing of straddles  will likely be  effective,  therefore,  only where the price of the security  remains  stable and neither the call nor the put is  exercised.  In those  instances  where one of the options is  exercised,  the loss on the  purchase or sale of the underlying security may exceed the amount of the premiums received.

         The writing of options on securities  will not be undertaken  by the Fund solely for hedging  purposes,  and could involve  certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even  where  options  are written  for  hedging  purposes,  such  transactions  constitute  only a partial  hedge  against  declines  in the value of portfolio  securities  or against  increases in the value of  securities  to be acquired,  up to the amount of the premium.
The Fund may also purchase options for hedging purposes or to increase its return.

         The Fund may also  purchase  call options to hedge  against an increase in the price of  securities  that the Fund anticipates  purchasing  in the future.  If such  increase  occurs,  the call  option will permit the Fund to purchase  the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Fund may write  (sell)  covered  call and put  options and  purchase  call and put options on stock  indices.  The Fund may cover  written  call  options on stock  indices by owning  securities  whose price changes,  in the opinion of the Sub-advisor,  are expected to be similar to those of the underlying  index, or by having an absolute and immediate  right to acquire such securities  without  additional  cash  consideration  (or for additional cash consideration if the Fund owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon conversion or  exchange of other  securities  in its  portfolio.  The Fund may also cover call  options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise price of the call held (a)
is equal to or less than the  exercise  price of the call  written or (b) is greater  than the  exercise  price of the call written if the Fund own liquid and  unencumbered  assets equal to the  difference.  If the Portfolio  writes put options on stock indices,  it must segregate  liquid and  unencumbered  assets with a value equal to the exercise price, or hold a put on the same stock index and in the same  principal  amount as the put written where the exercise  price of the put held (a)
is equal to or  greater  than the  exercise  price of the put  written  or (b) is less than the  exercise  price of the put written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  Put and call options on stock  indices may also be  covered  in such  other  manner as may be in  accordance  with the  rules of the  exchange  on  which,  or the counterparty with which, the option is traded and applicable laws and regulations.

         The purchase of call  options on stock  indices may be used by the Fund to attempt to reduce the risk of missing a broad market  advance,  or an advance in an industry or market  segment,  at a time when the Fund holds  uninvested cash or short-term  debt securities  awaiting  investment.  When purchasing call options for this purpose,  the Fund will also bear the risk of losing  all or a portion of the  premium  paid it the value of the index does not rise.  The  purchase  of call options on stock  indices when the Fund is  substantially  fully  invested is a form of  leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased  volatility  similar to those involved in purchasing calls on securities the Fund owns.

         The index  underlying a stock index option may be a "broad-based"  index,  such as the Standard & Poor's 500 Index or the New York Stock Exchange  Composite  Index,  the changes in value of which  ordinarily will reflect  movements in the stock market in general.  In contrast,  certain  options may be based on narrower  market  indices,  such as the Standard &
Poor's 100 Index,  or on indices of securities of particular  industry  groups,  such as those of oil and gas or technology companies.  A stock  index  assigns  relative  values to the stocks  included  in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

         For an additional discussion of options, see this SAI under "Certain Risk Factors and Investment Methods."

..........Special Risk Factors.

         Risk of Imperfect  Correlation  of Hedging  Instruments  with the Fund's  Portfolio.  The use of  derivatives  for
"cross  hedging"  purposes  (such as a transaction  in a Forward  Contract on one currency to hedge exposure to a different currency) may involve  greater  correlation  risks.  Consequently,  the Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

..........It should be noted that stock index futures  contracts or options based upon a narrower index of securities,  such as those of a particular  industry  group,  may present greater risk than options or futures based on a broad market index.
This is due to the fact  that a  narrower  index is more  susceptible  to rapid  and  extreme  fluctuations  as a result of changes in the value of a small number of  securities.  Nevertheless,  where the Fund enters into  transactions  in options or futures on  narrowly-based  indices for hedging  purposes,  movements in the value of the index should,  if the hedge is successful, correlate closely with the portion of the Fund' portfolio or the intended acquisitions being hedged.

         The trading of derivatives  for hedging  purposes  entails the additional  risk of imperfect  correlation  between movements in the price of the derivative  and the price of the  underlying  index or  obligation.  The  anticipated  spread between the prices may be  distorted  due to the  difference  in the nature of the markets  such as  differences  in margin requirements,  the liquidity of such markets and the  participation  of speculators  in the  derivatives  markets.  In this regard,  trading by speculators in derivatives has in the past occasionally  resulted in market  distortions,  which may be difficult or impossible to predict, particularly near the expiration of such instruments.

         The trading of Options on Futures  Contracts  also  entails the risk that  changes in the value of the  underlying
Futures  Contracts  will not be fully  reflected in the value of the option.  The risk of imperfect  correlation,  however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with respect to options on securities,  options on stock  indices,  options on currencies and Options on
Futures  Contracts,  the Fund is subject to the risk of market movements  between the time that the option is exercised and the time of  performance  thereunder.  This could  increase the extent of any loss suffered by the Fund in connection  with such transactions.

         In writing a covered  call option on a  security,  index or futures  contract,  the Fund also incurs the risk that changes in the value of the  instruments  used to cover the position will not  correlate  closely with changes in the value of the option or  underlying  index or  instrument.  For  example,  where the Fund covers a call option  written on a stock index through  segregation of securities,  such securities may not match the composition of the index, and the Fund may not be fully covered.  As a result, the Fund could be subject to risk of loss in the event of adverse market movements.

         Risks of Non-Hedging  Transactions.  The Fund may enter  transactions in derivatives  for non-hedging  purposes as well as hedging  purposes.  Non-hedging  transactions  in such  instruments  involve greater risks and may result in losses which may not be offset by increases  in the value of  portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Fund may not fully  protect it against  risk of loss and, in any event,  the Fund could suffer  losses on the option  position  which might not be offset by  corresponding portfolio  gains.  The Fund may also enter into futures,  Forward  Contracts for  non-hedging  purposes.  For example,  the
Fund may enter into such a transaction as an  alternative  to purchasing or selling the underlying  instrument or to obtain desired  exposure to an index or market.  In such  instances,  the Fund will be exposed to the same economic risks incurred in purchasing or selling the underlying  instrument or instruments.  However,  transactions in futures,  Forward  Contracts may be  leveraged,  which  could  expose the Fund to  greater  risk of loss than such  purchases  or sales.  Entering  into transactions in derivatives for other than hedging purposes,  therefore,  could expose the Fund to significant risk of loss if the prices,  rates or values of the  underlying  instruments  or indices do not move in the  direction  or to the extent anticipated.

         With respect to the writing of straddles on securities,  the Fund incurs the risk that the price of the underlying security will not remain  stable,  that one of the options  written will be exercised and that the resulting  loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for  increased return by providing the Fund with two simultaneous  premiums on the same security,  but involve  additional risk, since the
Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise  or  expiration,  a futures or option position can only be terminated  by entering  into a closing  purchase or sale  transaction.  In that event,  it may not be possible to close out a position  held by the Fund,  and the Fund could be  required  to  purchase  or sell the  instrument underlying  an option,  make or  receive a cash  settlement  or meet  ongoing  variation  margin  requirements.  Under such circumstances,  if the Fund has insufficient cash available to meet margin requirements,  it will be necessary to liquidate portfolio  securities  or other assets at a time when it is  disadvantageous  to do so. The  inability to close out options and futures  positions,  therefore,  could have an adverse impact on the Fund' ability  effectively to hedge its portfolio, and could result in trading losses.

         The trading of Futures Contracts and options is also subject to the risk of trading halts,  suspensions,  exchange or clearinghouse  equipment  failures,  government  intervention,  insolvency of a brokerage firm or clearinghouse or other disruptions  of normal  trading  activity,  which could at times make it difficult  or  impossible  to  liquidate  existing positions or to recover excess variation margin payments.

         Potential  Bankruptcy of a Clearinghouse  or Broker.  When the Fund enters into  transactions  in  exchange-traded futures or options,  it is exposed to the risk of the potential  bankruptcy of the relevant  exchange  clearinghouse or the broker through which the Fund has effected the  transaction.  In that event,  the Fund might not be able to recover amounts deposited as margin,  or amounts owed to the Fund in connection with its  transactions,  for an indefinite  period of time, and could  sustain  losses of a  portion  or all of such  amounts.  Moreover,  the  performance  guarantee  of an  exchange clearinghouse  generally extends only to its members and the Fund could sustain losses,  notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading and  Position  Limits.  The  exchanges  on which  futures  and  options are traded may impose  limitations governing  the maximum  number of positions on the same side of the market and  involving  the same  underlying  instrument which may be held by a single  investor,  whether  acting  alone or in concert  with  others  (regardless  of whether  such contracts  are held on the same or different  exchanges  or held or written in one or more  accounts or through one or more brokers.)  Further,  the CFTC and the  various  contract  markets  have  established  limits  referred  to as  "speculative position  limits" on the  maximum  net long or net short  position  which any  person  may hold or control in a  particular futures or option  contract.  An exchange may order the  liquidation of positions  found to be in violation of these limits and it may impose other  sanctions or  restrictions.  The Adviser does not believe that these  trading and position  limits will have any adverse impact on the strategies for hedging the portfolios of the Fund.

         Risks of Options on  Futures  Contracts.  The amount of risk the Fund  assumes  when it  purchases  an Option on a
Futures  Contract is the premium paid for the option,  plus related  transaction  costs.  In order to profit from an option purchased,  however,  it may be necessary to exercise the option and to liquidate the underlying Futures Contract,  subject to the  risks of the  availability  of a liquid  offset  market  described  herein.  The  writer  of an Option on a Futures
Contract is subject to the risks of commodity  futures  trading,  including the requirement of initial and variation margin payments,  as well as the  additional  risk that  movements in the price of the option may not correlate  with movements in the price of the underlying security, index, currency or Futures Contract.

         Risks of Transactions in Foreign Currencies and Over-the-Counter  Derivatives and Other Transactions Not Conducted
on U.S.  Exchanges.  Transactions  in Forward  Contracts on foreign  currencies,  as well as futures and options on foreign currencies and  transactions  executed on foreign  exchanges,  are subject to all of the  correlation,  liquidity and other risks outlined above. In addition,  however,  such  transactions are subject to the risk of governmental  actions affecting trading in or the prices of currencies  underlying  such  contracts,  which could  restrict or eliminate  trading and could have a substantial  adverse effect on the value of positions held by the Fund.  Further,  the value of such positions could be adversely  affected by a number of other complex political and economic factors  applicable to the countries issuing the underlying currencies.

         Further,  unlike  trading  in most other  types of  instruments,  there is no  systematic  reporting  of last sale information with respect to the foreign currencies  underlying  contracts thereon.  As a result, the available  information on which trading  systems will be based may not be as complete as the  comparable  data on which the Fund makes  investment and trading  decisions in connection with other  transactions.  Moreover,  because the foreign currency market is a global,
24-hour  market,  events could occur in that market which will not be reflected in the forward,  futures or options  market until the following day, thereby making it more difficult for the Fund to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign currency options generally must occur within the country  issuing the  underlying  currency,  which in turn  requires  traders to accept or make delivery of such currencies in conformity  with any U.S. or foreign  restrictions  and  regulations  regarding  the  maintenance  of foreign banking relationships, fees, taxes or other charges.

         Unlike  transactions  entered  into by the Fund in  Futures  Contracts  and  exchange-traded  options,  on foreign currencies,  Forward Contracts,  over-the-counter options on securities,  swaps and other over-the-counter  derivatives are not traded on contract  markets  regulated by the CFTC or (with the  exception  of certain  foreign  currency  options) the
SEC. To the contrary,  such  instruments  are traded  through  financial  institutions  acting as  market-makers,  although foreign  currency  options  are also  traded on certain  national  securities  exchanges,  such as the  Philadelphia  Stock
Exchange and the Chicago Board Options Exchange,  subject to SEC regulation.  In an over-the-counter  trading  environment, many of the protections  afforded to exchange  participants  will not be available.  For example,  there are no daily price fluctuation  limits,  and adverse market  movements could therefore  continue to an unlimited extent over a period of time.
Although the purchaser of an option cannot lose more than the amount of the premium plus related  transaction  costs,  this entire  amount  could be  lost.  Moreover,  the  option  writer  and a trader  of  Forward  Contracts  could  lose  amounts substantially in excess of their initial investments,  due to the margin and collateral  requirements  associated with such positions.

         In addition,  over-the-counter  transactions can only be entered into with a financial institution willing to take the opposite side, as principal,  of the Fund's position unless the institution  acts as broker and is able to find another counterparty  willing to enter into the transaction  with the Fund.  Where no such  counterparty is available,  it will not be possible to enter into a desired transaction.

         Further,  over-the-counter  transactions  are not subject to the guarantee of an exchange  clearinghouse,  and the
Fund will therefore be subject to the risk of default by, or the bankruptcy  of, the financial  institution  serving as its counterparty.  One or more  of such  institutions  also  may  decide  to  discontinue  their  role  as  market-makers  in a particular currency or security, thereby restricting the Fund's ability to enter into desired hedging transactions.

         Options on securities,  options on stock indices,  Futures Contracts,  Options on Futures Contracts and options on foreign  currencies may be traded on exchanges  located in foreign  countries.  Such  transactions  may not be conducted in the same manner as those entered into on U.S. exchanges,  and may be subject to different margin,  exercise,  settlement or expiration  procedures.  As a result, many of the risks of over-the-counter  trading may be present in connection with such transactions.

         Options on foreign currencies traded on national  securities  exchanges are within the jurisdiction of the SEC, as are other  securities  traded on such  exchanges.  As a result,  many of the  protections  provided to traders on organized exchanges will be available  with respect to such  transactions.  In  particular,  all foreign  currency  option  positions entered  into on a national  securities  exchange  are cleared and  guaranteed  by the Options  Clearing  Corporation  (the
"OCC"), thereby reducing the risk of counterparty default.

         The purchase and sale of  exchange-traded  foreign  currency  options,  is subject to the risks regarding  adverse market  movements,  margining of options  written,  the nature of the foreign  currency  market,  possible  intervention by governmental  authorities and the effects of other political and economic events. In addition,  exchange-traded  options on foreign  currencies  involve  certain  risks not  presented  by the  over-the-counter  market.  For  example,  exercise and settlement  of such options must be made  exclusively  through the OCC,  which has  established  banking  relationships  in applicable  foreign  countries  for this purpose.  As a result,  the OCC may, if it  determines  that foreign  governmental restrictions or taxes would prevent the orderly  settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its  clearing  member,  impose  special  procedures  on exercise  and  settlement,  such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         Short Sales  Against The Box.  The Fund may make short  sales  "against  the box." If the Fund enters into a short sales against the box, it is required to segregate  securities  equivalent in kind and amount to the securities  sold short
(or securities  convertible or exchangeable  into such  securities) and is required to hold such securities while the short sale is outstanding.  The Fund will incur transaction costs,  including interest, in connection with opening,  maintaining, and closing  short sales  against the box. For further  information  about this  practice,  please  refer to the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Short  Term  Instruments.  The  Fund may hold  cash  and  invest  in cash  equivalents,  such as  short-term  U.S.
Government Securities, commercial paper and bank instruments.

         Temporary  Defensive  Positions.  During periods of unusual market  conditions when the Sub-advisor  believes that investing for temporary defensive purposes is appropriate,  or in order to meet anticipated  redemption  requests,  a large portion  or all of the  assets of the Fund may be  invested  in cash  (including  foreign  currency)  or cash  equivalents, including,  but not limited  to,  obligations  of banks  (including  certificates  of deposit,  bankers  acceptances,  time deposits  and  repurchase  agreements),  commercial  paper,  short-term  notes,  U.S.  Government  securities  and  related repurchase agreements.

         Warrants.  The Fund may invest in warrants.  The strike price of warrants typically is much lower than the current market price of the underlying  securities,  yet they are subject to similar price  fluctuations,  in absolute  terms. As a result,  warrants may be more volatile  investments  than the  underlying  securities  and may offer greater  potential for capital  appreciation as well as capital loss.  Additional  information  regarding warrants is included in this SAI and the
Company's Prospectus under "Certain Risk factors and Investment Methods."

         "When-Issued"  Securities.  The Fund may purchase securities on a "when-issued," "forward commitment," or "delayed delivery"  basis.  The  commitment  to purchase a security for which  payment will be made on a future date may be deemed a separate  security.  While  awaiting  delivery of securities  purchased on such basis,  the Fund will  identify  liquid and unencumbered assets equal to its forward delivery  commitment.  For more information about when-issued  securities,  please see this SAI under "Certain Risk Factors and Investment Methods."

ASAF invesco Equity Income Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high  current  income and capital  growth  while following sound investment practices.

Investment Policies:

..........The Fund will pursue its objective by investing its assets in securities  that are expected to produce high levels of income and consistent, stable returns.

         In pursuing  its  investment  objective,  the Fund  normally  invests at least 65% of its total assets in dividend paying common and preferred  stocks.  Up to 30% of the Fund's assets may be invested in equity  securities  that do not pay regular  dividends.  The  remaining  assets are invested in other income  producing  securities,  such as corporate  bonds.
Sometimes  warrants are acquired  when offered with  income-producing  securities,  but the warrants are disposed of at the first  favorable  opportunity.  Acquiring  warrants  involves a risk that the Fund will lose the premium it pays to acquire warrants  if the Fund does not  exercise  a warrant  before it  expires.  The major  portion  of the  investment  portfolio normally consists of common stocks,  convertible bonds and debentures,  and preferred  stocks;  however,  there may also be substantial holdings of debt securities, including non-investment grade and unrated debt securities.

..........Debt  Securities.  The debt  securities  in which the Fund  invests  are  generally  subject to two kinds of risk, credit  risk and market  risk.  The  ratings  given a debt  security by Moody's  and  Standard & Poor's  ("S&P")  provide a generally  useful guide as to such credit  risk.  The lower the rating given a debt  security by such rating  service,  the greater the credit risk such rating  service  perceives to exist with respect to such  security.  Increasing  the amount of
Fund  assets  invested  in  unrated  or lower  grade  (Ba or less by  Moody's,  BB or less by S&P) debt  securities,  while intended to increase the yield  produced by the Fund's debt  securities,  will also increase the credit risk to which those debt securities are subject.

..........Lower-rated  debt  securities  and  non-rated  securities  of  comparable  quality  tend to be  subject  to  wider fluctuations  in yields and market  values than higher  rated debt  securities  and may have  speculative  characteristics.
Although the Fund may invest in debt  securities  assigned  lower grade ratings by S&P or Moody's,  the Fund's  investments have generally been limited to debt  securities  rated B or higher by either S&P or Moody's.  Debt  securities  rated lower than B by either S&P or Moody's may be highly  speculative.  The  Sub-advisor  intends to limit such portfolio  investments to debt securities  which are not believed by the Sub-advisor to be highly  speculative and which are rated at least CCC or
Caa,  respectively,  by S&P or Moody's.  In addition,  a significant  economic downturn or major increase in interest rates may well result in issuers of lower-rated  debt securities  experiencing  increased  financial stress which would adversely affect their ability to service their principal and interest  obligations,  to meet projected business goals, and to obtain additional  financing.  While the  Sub-advisor  attempts to limit  purchases of lower-rated  debt  securities to securities having an  established  retail  secondary  market,  the market for such  securities  may not be as liquid as the market for higher  rated  debt  securities.  For an  additional  discussion  of  certain  risks  involved  in  lower-rated  or unrated securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Lending Portfolio  Securities.  The Fund may lend its securities to qualified  brokers,  dealers,  banks, or other financial  institutions.  While voting  rights may pass with the loaned  securities,  if a material  event (e.g.,  proposed merger,  sale of assets,  or  liquidation)  is to occur  affecting an investment  on loan,  the loan must be called and the securities  voted.  Loans of securities  made by the Fund will comply with all other  applicable  regulatory  requirements, including  the rules of the New York Stock  Exchange and the  requirements  of the  Investment  Company Act of 1940 and the
Rules of the SEC thereunder.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

..........1.       Invest in companies for the purpose of exercising management or control;

..........2.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment Company Act of 1940;

..........3.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance of purchases  of portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with futures  contracts or other permissible investments;

..........4.       Effect short sales of securities; or

..........5.       Purchase  any  security or enter into a repurchase  agreement,  if as a result,  more than 15% of its net assets would be invested in repurchase  agreements  not  entitling  the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or contractual  restrictions on resale or the absence of a readily  available market.  The Directors of the Company,  or the Investment  Manager or the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily available market exists for securities eligible for resale  pursuant to Rule 144A under the  Securities  Act of 1933,  or any successor to that rule,  and therefore  that such securities are not subject to the foregoing limitation.

asaf american century Strategic Balanced Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Investment Policies:

..........In general,  within the restrictions  outlined herein,  the Sub-advisor has broad powers with respect to investing funds or  holding  them  uninvested.  Investments  are  varied  according  to what is judged  advantageous  under  changing economic  conditions.  It will be the  policy of the  Sub-advisor  to retain  maximum  flexibility  in  management  without restrictive  provisions  as to the  proportion  of one or  another  class of  securities  that may be held  subject  to the investment  restrictions  described  below.  However,  the Sub-advisor may invest the assets of the Fund in varying amounts in other instruments and in senior securities,  such as bonds,  debentures,  preferred stocks and convertible  issues, when such a course is deemed  appropriate in order to attempt to attain its financial  objectives.  Senior  securities  that, in the opinion of the Sub-advisor, are high-grade issues may also be purchased for defensive purposes.

..........The above  statement of  investment  policy gives the  Sub-advisor  authority to invest in  securities  other than common stocks and traditional  debt and  convertible  issues.  The  Sub-advisor  may invest in master limited  partnerships
(other  than real  estate  partnerships)  and  royalty  trusts  which are  traded on  domestic  stock  exchanges  when such investments are deemed appropriate for the attainment of the Fund's investment objectives.

..........The Sub-advisor  will invest  approximately  60% of the Fund in equity  securities and the balance in fixed income securities.  The fixed income assets will be invested  primarily in  investment  grade  securities.  The Fund may invest up to 15% of its fixed  income  assets in high yield  securities.  There are no credit or maturity  restrictions  on the fixed income  securities  in which the high yield  portion of the Fund may be invested.  The Fund may invest in securities of the
United  States  government  and  its  agencies  and   instrumentalities,   corporate,   sovereign  government,   municipal,
mortgage-backed,  and other  asset-backed  securities.  For purposes of determining  the weighted  average  maturity of the fixed  income  portion of the Fund,  the  Sub-advisor  will use  weighted  average  life as the measure of maturity for all mortgage-backed  and  asset-backed  securities.  It can be expected that the  Sub-advisor  will invest from time to time in bonds and preferred stock convertible into common stock.

..........Forward Currency  Exchange  Contracts.  The Fund conducts its foreign currency exchange  transactions  either on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  currency  exchange  market,  or through  entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

..........The Fund expects to use forward contracts under two  circumstances:  (1) when the Sub-advisor  wishes to "lock in"
the U.S.  dollar price of a security when the Fund is purchasing or selling a security  denominated in a foreign  currency, the Fund  would be able to enter  into a  forward  contract  to do so  ("transaction  hedging");  (2) when the  Sub-advisor believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S. dollar,  the
Fund would be able to enter into a forward contract to sell foreign  currency for a fixed U.S. dollar amount  approximating the value of some or all of the Fund's securities  either  denominated in, or whose value is tied to, such foreign currency
("portfolio  hedging").  It is  anticipated  that the Fund will enter  into  portfolio  hedges  much less  frequently  than transaction hedges.

..........As to transactional  hedging, when the Fund enters into a trade for the purchase or sale of a security denominated in a foreign  currency,  it may be desirable  to establish  (lock in) the U.S.  dollar cost or proceeds.  By entering  into forward  contracts  in U.S.  dollars for the  purchase or sale of a foreign  currency  involved in an  underlying  security transaction,  the Fund will be able to protect itself against a possible loss between trade and settlement  dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

..........Under  portfolio  hedging,  when the Sub-advisor  believes that the currency of a particular  country may suffer a substantial  decline relative to the U.S.  dollar,  the Fund could enter into a foreign contract to sell for a fixed dollar amount  the  amount in  foreign  currencies  approximating  the  value of some or all of its  portfolio  securities  either denominated  in,  or whose  value is tied to,  such  foreign  currency.  The Fund  will  place  cash or  high-grade  liquid securities in a separate  account with its custodian in an amount  sufficient to cover its  obligation  under the contract.
If the value of the securities  placed in the separate  account  declines,  additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the Fund's  commitments  with respect to such  contracts.  At any given time,  no more than 10% of the Fund's  assets will be committed  to a segregated  account in connection with portfolio hedging transactions.

..........The precise matching of forward contracts in the amounts and values of securities  involved would not generally be possible  since the future  values of such  foreign  currencies  will change as a  consequence  of market  movements in the values of those  securities  between the date the  forward  contract  is entered  into and the date it matures.  Predicting short-term currency market movements is extremely  difficult,  and the successful  execution of short-term hedging strategy is  highly  uncertain.  The  Sub-advisor  does not  intend to enter  into such  contracts  on a  regular  basis.  Normally, consideration  of the prospect for currency  parities will be  incorporated  into the long-term  investment  decisions made with  respect to overall  diversification  strategies.  However,  the  Sub-advisor  believes  that it is  important to have flexibility to enter into such forward contracts when it determines that the Fund 's best interests may be served.

..........Generally,  the Fund will not enter into a forward  contract with a term of greater than one year. At the maturity of the forward contract,  the Fund may either sell the portfolio security and make delivery of the foreign currency,  or it may retain the  security and  terminate  the  obligation  to deliver the foreign  currency by  purchasing  an  "offsetting"
forward  contract with the same currency  trader  obligating  the Fund to purchase,  on the same  maturity  date,  the same amount of the foreign currency.

..........It is impossible to forecast with absolute  precision the market value of the Fund's  securities at the expiration of the forward  contract.  Accordingly,  it may be necessary for the Fund to purchase  additional  foreign  currency on the spot  market  (and bear the  expense of such  purchase)  if the  market  value of the  security  is less than the amount of foreign  currency the Fund is obligated to deliver and if a decision is made to sell the security and make  delivery of the foreign  currency the Fund is obligated to deliver.  For an additional  discussion of forward currency  exchange  contracts and certain risks involved  therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment
Methods."

..........Derivative  Securities.  To the extent  permitted by its investment  objectives and policies  discussed  elsewhere herein,  the Fund may invest in securities that are commonly  referred to as "derivative"  securities.  Certain  derivative securities are more  accurately  described as  "index/structured"  securities.  Index/structured  securities are derivative securities  whose value or  performance is linked to other equity  securities  (such as depositary  receipts),  currencies, interest rates, indices or other financial indicators ("reference indices").

..........Some  "derivatives,"  such as  mortgage-backed  and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

..........The Fund may not invest in a derivative  security unless the reference index or the instrument to which it relates is an eligible  investment  for the Fund.  For example,  a security  whose  underlying  value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

..........The return on a derivative  security may increase or decrease,  depending  upon changes in the reference  index or instrument to which it relates.

..........There is a range of risks associated with derivative investments, including:

o........the risk that the underlying  security,  interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the  exchange,  either of which may make it difficult or impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment  Manager will report to the Trust's Board of Directors as necessary.  For additional  information  on  derivatives  and their risks, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

     Futures and Options.  The Fund may enter into futures  contracts,  options or options on futures  contracts.  The Fund may not,  however,  enter into a futures  transaction for speculative  purposes.  Generally,  futures  transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against the risk of an increase in market value for securities in which the Fund  generally  invests at a time
         when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

     Some  futures and options  strategies,  such as selling  futures,  buying  puts and  writing  calls,  hedge the Fund's investments against price fluctuations.  Other strategies,  such as buying futures,  writing puts and buying calls, tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage  commissions  in connection with opening and closing out futures  positions,  these costs are lower than the  transaction  costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities indices that are consistent with the
Fund's  investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of Municipal  Bonds for fixed income  funds,  or the S&P 500 Index for equity funds.  The Fund also may engage in futures and options  transactions based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures  contracts are traded on national  futures exchanges.  Futures  exchanges and trading are regulated  under the Commodity  Exchange Act by the CFTC, a U.S.  government agency.

         Unlike when the Fund  purchases  or sells a bond,  no price is paid or  received by the Fund upon the  purchase or sale of the future.  Initially,  the Fund will be required  to deposit an amount of cash or  securities  equal to a varying specified  percentage of the contract  amount.  This amount is known as initial  margin.  The margin deposit is intended to assure  completion of the contract  (delivery or acceptance of the underlying  security) if it is not  terminated  prior to the specified  delivery date.  Minimum  initial margin  requirements  are  established by the futures  exchanges and may be revised.  In addition,  brokers may  establish  margin  deposit  requirements  that are higher than the exchange  minimums.
Cash held in the margin account is not income  producing.  Subsequent  payments,  called variation  margin, to and from the broker,  will be made on a daily basis as the price of the  underlying  debt  securities  or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.

         Futures and options  prices can be  volatile,  and trading in these  markets  involves  certain  risks,  which are described  in more  detail in this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors  and  Investment
Methods." The  Sub-advisor  will seek to minimize these risks by limiting the contracts  entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

         Options on Futures.  By  purchasing  an option on a futures  contract,  the Fund  obtains  the right,  but not the obligation,  to sell the futures  contract (a put option) or to buy the contract (a call  option) at a fixed strike  price.
The Fund can  terminate its position in a put option by allowing it to expire or by  exercising  the option.  If the option is exercised,  the Fund  completes  the sale of the  underlying  instrument at the strike price.  Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options  that  obligate it to sell (or deliver) the option's  underlying  instrument  upon exercise of the option.  While the receipt of option  premiums would  mitigate the effects of price  declines,  the Fund would give up some ability to  participate in a price increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

         Portfolio  Securities Lending.  In order to realize additional income, the Fund may lend its portfolio  securities to persons not affiliated  with it and who are deemed to be  creditworthy  by the  Sub-advisor.  Such loans must be secured continuously  by cash  collateral  maintained  on a current  basis in an amount at least  equal to the market  value of the securities  loaned,  or by  irrevocable  letters of credit.  During the  existence of the loan,  the Fund must  continue to receive the  equivalent  of the  interest and  dividends  paid by the issuer on the  securities  loaned and interest on the investment of the  collateral.  The Fund must have the right to call the loan and obtain the securities  loaned at any time on three  days'  notice,  including  the right to call the loan to enable the Fund to vote the  securities.  Such loans may not exceed  one-third of the Fund's total assets taken at market.  Interest on loaned  securities may not exceed 10% of the annual gross income of the Fund (without offset for realized capital gains).

         Investments in Companies  with Limited  Operating  History.  The Fund may invest in the securities of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited  operating history may involve greater risks than investments in securities  of more mature  issuers.  By their  nature,  such  issuers  present  limited  operating  history and  financial information  upon which the manager may base its  investment  decision on behalf of the Fund.  In addition,  financial  and other information regarding such issuers, when available, may be incomplete or inaccurate.

         The Fund  will not  invest  more  than 5% of its  total  assets  in the  securities  of  issuers  with less than a three-year operating history. The Sub-advisor will consider periods of capital formation,  incubation,  consolidation,  and research and development in determining whether a particular issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may  engage in short  sales if,  at the time of the short  sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make  delivery  to the  purchaser,  the  executing  broker  borrows  the securities  being sold short on behalf of the seller.  While the short  position is maintained,  the seller  collateralizes its  obligation  to  deliver  the  securities  sold  short in an amount  equal to the  proceeds  of the short  sale plus an additional  margin  amount  established  by the Board of Governors of the Federal  Reserve.  If the Fund engages in a short sale,  the  collateral  account will be maintained  by the Fund's  custodian.  While the short sale is open,  the Fund will maintain in a segregated  custodial account an amount of securities  convertible into, or exchangeable for, such equivalent securities at no additional cost.  These securities would constitute the Fund's long position.

         When the Fund makes a short sale as  described  above,  any future  losses in the Fund's long  position  should be reduced  by a gain in the short  position.  The extent to which such gains or losses  are  reduced  would  depend  upon the amount of the  security  sold short  relative  to the amount the Fund owns.  There will be certain  additional  transaction costs  associated  with short sales,  but the Fund will  endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell securities  without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The Sub-advisor  intends to purchase a given security whenever the Sub-advisor  believes it will contribute to the stated  objective  of the  Fund,  even if the same  security  has only  recently  been  sold.  The Fund  will  sell a given security,  no matter for how long or for how short a period it has been held,  and no matter  whether the sale is at a gain or at a loss, if the Sub-advisor  believes that it is not fulfilling its purpose,  either because,  among other things,  it did not live up to the  Sub-advisor's  expectations,  or because it may be replaced with another  security  holding greater promise,  or because it has reached its optimum  potential,  or because of a change in the  circumstances  of a  particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general  decline in  security  prices is  anticipated,  the  equity  portion  of the Fund may  decrease  or eliminate entirely its equity position and increase its cash position,  and when a rise in price levels is anticipated,  it may  increase  its equity  position and decrease  its cash  position.  However,  it should be expected  that the Fund will, under most circumstances, be essentially fully invested in equity securities.

         Since  investment  decisions are based on the  anticipated  contribution of the security in question to the Fund's objectives,  the rate of portfolio  turnover is irrelevant  when the  Sub-advisor  believes a change is in order to achieve those  objectives,  and the Fund's annual  portfolio  turnover rate cannot be anticipated  and may be  comparatively  high.
Since  the  Sub-advisor  does not take  portfolio  turnover  rate into  account  in making  investment  decisions,  (1) the
Sub-advisor has no intention of accomplishing any particular rate of portfolio  turnover,  whether high or low, and (2) the portfolio  turnover rates in the past should not be considered as a  representation  of the rates which will be attained in the future.  For an additional  discussion  of portfolio  turnover,  see this SAI under  "Portfolio  Transactions"  and the
Company's Prospectus under "Portfolio Turnover."

         Collateralized  Mortgage Obligations.  The Fund may buy collateralized mortgage obligations ("CMOs"). The Fund may buy CMOs that are: (i)  collateralized  by pools of mortgages in which  payment of principal  and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S.  government;  (ii)  collateralized by pools of mortgages in which payment of principal and interest are  guaranteed by the issuer,  and the guarantee is  collateralized  by U.S.  government securities;  or (iii)  securities  in which the proceeds of the issue are invested in mortgage  securities  and payments of principal  and  interest  are  supported  by the  credit of an  agency or  instrumentality  of the U.S.  government.  For a discussion  of CMOs and the  risks  involved  therein,  see the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments; or

         2.       Buy  securities  on margin or sell  short  (unless  it owns,  or by virtue  of its  ownership  of,  other securities has the right to obtain  securities  equivalent in kind and amount to the securities  sold);  however,  the Fund may make  margin  deposits  in  connection  with the use of any  financial  instrument  or any  transaction  in  securities permitted under its investment policies;

         3.       Invest for control or for management; or

         4.       Invest in the securities of other investment  companies except in compliance with the Investment  Company
Act of 1940.  Duplicate fees may result from such purchases.

asaf federated High Yield Bond Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income by  investing  primarily in fixed income  securities.  The fixed income  securities in which the Fund intends to invest are lower-rated  corporate debt obligations.

Investment Policies:

..........Corporate  Debt  Securities.  The Fund  invests  primarily  in  corporate  debt  securities.  The  corporate  debt obligations  in which the Fund intends to invest are expected to be  lower-rated.  For a  discussion  of the special  risks associated  with  lower-rated  securities,  see the  Company's  Prospectus  and this SAI under  "Certain  Risk  Factors and
Investment  Methods."  Corporate  debt  obligations  in which the Fund  invests  may bear  fixed,  floating,  floating  and contingent,  or increasing  rates of interest.  They may involve  equity  features  such as conversion or exchange  rights, warrants for the acquisition of common stock of the same or a different  issuer,  participations  based on revenues,  sales or profits,  or the purchase of common stock in a unit  transaction  (where  corporate debt securities and common stock are offered as a unit).

..........U.S. Government  Obligations.  The types of U.S. government  obligations in which the Fund may invest include, but are not  limited  to,  direct  obligations  of the U.S.  Treasury  (such as U.S.  Treasury  bills,  notes,  and  bonds) and obligations issued or guaranteed by U.S.  government  agencies or  instrumentalities  (such as the Federal Home Loan Banks,
Federal National Mortgage  Association,  Government  National Mortgage  Association,  Federal Farm Credit Banks,  Tennessee
Valley Authority,  Export-Import Bank of the United States,  Commodity Credit Corporation,  Federal Financing Bank, Student
Loan  Marketing  Association,  Federal Home Loan Mortgage  Corporation,  or National  Credit Union  Administration).  These
securities  may be backed by: the full faith and credit of the U.S.  Treasury;  the issuer's  right to borrow from the U.S.
Treasury;   the  discretionary   authority  of  the  U.S.  government  to  purchase  certain  obligations  of  agencies  or instrumentalities;  or the credit of the agency or instrumentality  issuing the obligations.  For an additional  discussion of the types of U.S.  government  obligations in which the Fund may invest, see the Company's  Prospectus under "Investment
Programs of the Funds."

..........Time and Savings Deposits and Bankers'  Acceptances.  The Fund may enter into time and savings deposits (including certificates  of  deposit)  and may  purchase  bankers'  acceptances.  The Fund may enter  into time and  savings  deposits
(including  certificates  of deposit) in commercial or savings banks whose  deposits are insured by the Bank Insurance Fund
("BIF"), or the Savings  Association  Insurance Fund ("SAIF"),  including  certificates of deposit issued by and other time deposits  in  foreign  branches  of  BIF-insured  banks.  The Fund may  also  purchase  bankers'  acceptances  issued  by a
BIF-insured  bank, or issued by the bank's Edge Act  subsidiary and  guaranteed by the bank,  with remaining  maturities of nine  months or less.  The total  acceptances  of any bank held by the Fund cannot  exceed 0.25 of 1% of such bank's  total deposits  according to the bank's last  published  statement of condition  preceding  the date of  acceptance;  and general obligations of any state, territory,  or possession of the United States, or their political subdivisions,  so long as they are either (1) rated in one of the four highest grades by nationally  recognized  statistical  rating  organizations or (2)
issued by a public housing agency and backed by the full faith and credit of the United States.

..........When-Issued and Delayed Delivery Transactions.  The Fund may purchase fixed-income  securities on a when-issued or delayed  delivery  basis.  The Fund may engage in when-issued  and delayed  delivery  transactions  only for the purpose of acquiring  portfolio  securities  consistent  with  the  Fund's  investment  objective  and  policies,  not for  investment leverage.  These  transactions are arrangements in which the Fund purchases  securities with payment and delivery scheduled for a future time.  Settlement dates may be a month or more after entering into these  transactions,  and the market values of the securities  purchased may vary from the purchase  prices.  These  transactions are made to secure what is considered to be an advantageous price and yield for the Fund.

..........No fees or other expenses,  other than normal transaction costs, are incurred.  However, liquid assets of the Fund sufficient to make payment for the  securities  to be purchased are  segregated  at the trade date.  These  securities  are marked to market daily and will maintain  until the  transaction  is settled.  For an additional  discussion of when-issued securities and certain risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

..........Lending  Portfolio  Securities.  In order to  generate  additional  income,  the Fund may lend its  securities  to brokers/dealers,  banks, or other  institutional  borrowers of securities.  The Fund will only enter into loan arrangements with  broker/dealers,  banks, or other institutions that have been determined to be creditworthy.  The collateral  received when the Fund lends  portfolio  securities  must be valued  daily and,  should  the market  value of the loaned  securities increase,  the borrower must furnish additional  collateral to the Fund. During the time portfolio  securities are on loan, the borrower pays the Fund any  dividends or interest  paid on such  securities.  Loans are subject to  termination  at the option of the Fund or the borrower.  The Fund may pay reasonable  administrative  and custodial  fees in connection  with a loan and may pay a negotiated  portion of the interest earned on the cash or cash equivalent  collateral to the borrower or placing  broker.  The Fund does not have the right to vote  securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

..........Reverse  Repurchase  Agreements.  The Fund may also enter  into  reverse  repurchase  agreements.  When  effecting reverse  repurchase  agreements,  liquid  assets  of the  Fund,  in a dollar  amount  sufficient  to make  payment  for the obligations  to be  purchased,  are  segregated  at the trade date.  These  securities  are marked to market  daily and are maintained  until the transaction is settled.  During the period any reverse  repurchase  agreements are  outstanding,  but only to the extent  necessary  to ensure  completion  of the reverse  repurchase  agreements,  the Fund will  restrict  the purchase of portfolio  instruments to money market  instruments  maturing on or before the  expiration  date of the reverse repurchase  agreements.  For a discussion of reverse  repurchase  agreements  and certain risks involved  therein,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments and Swaps.  The Fund may invest in certain types of derivative  contracts.  Depending upon how the Fund uses  derivative  contracts and the  relationships  between the market value of a derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to  liquidity.  The type of derivative  contract  that the Fund may in invest in are known as swaps.  Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the  returns  derived  from  underlying  assets with differing  characteristics.  Most swaps do not  involve the  delivery of the  underlying  assets by either  party,  and the parties might not own the assets  underlying  the swap.  The payments are usually made on a net basis so that, on any given day,  the Fund would  receive (or pay) only the amount by which its payment  under the  contract is less than (or  exceeds)
the amount of the other party's  payment.  Swap  agreements  are  sophisticated  instruments  that can take many  different forms, and are known by a variety of names including caps,  floors,  and collars.  Common swap agreements that the Fund may use include  total return  swaps.  Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

..........Portfolio  Turnover.  The Fund may experience  greater portfolio  turnover than would be expected with a portfolio of  higher-rated  securities.  For  an  additional  discussion  of  portfolio  turnover,  see  this  SAI  under  "Portfolio
Transactions" and the Company's Prospectus under "Portfolio Turnover."

..........Adverse  Legislation.  In  1989,  legislation  was  enacted  that  required  federally  insured  savings  and loan associations to divest their holdings of lower-rated  bonds by 1994.  This  legislation  also created the Resolution  Trust
Corporation  (the "RTC"),  which  disposed of a substantial  portion of  lower-rated  bonds held by failed savings and loan associations.  The  reduction  of the number of  institutions  empowered to purchase and hold  lower-rated  bonds,  and the divestiture of bonds by these  institutions and the RTC, have had an adverse impact on the overall  liquidity of the market for such bonds.  Federal and state  legislatures  and regulators  have and may continue to propose new laws and regulations designed to limit the number or type of  institutions  that may  purchase  lower-rated  bonds,  reduce the tax  benefits to issuers of such bonds, or otherwise  adversely  impact the liquidity of such bonds.  The Fund cannot predict the likelihood that any of these proposals will be adopted, or their potential impact on the liquidity of lower-rated bonds.

..........Foreign  Securities.  For a discussion of certain risks involved with investing in foreign  securities,  including currency risks, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restriction and may be changed by the Directors of the Company without shareholder  approval.  The Fund will not:

..........1.       Invest  more  than 15% of the value of its net  assets in  securities  that are not  readily  marketable, including  repurchase  agreements  providing  for  settlement  in more than seven days after  notice.  The Directors of the
Company,  or the  Investment  Manager or the  Sub-advisor  acting  pursuant to authority  delegated by the  Directors,  may determine that a readily  available  market exists for certain  securities  eligible for resale pursuant to Rule 144A under the  Securities  Act of 1933, or any  successor to such rule,  and therefore  that such  securities  are not subject to the foregoing limitation;

..........2.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment Company Act of 1940;

..........3.       Purchase any  securities  on margin but may obtain such  short-term  credits as may be necessary  for the clearance of transactions;

..........4.       Invest  more than 10% of the  value of its total  assets in  foreign  securities  which are not  publicly traded in the United States;

..........5.       Make short sales of securities or maintain short  positions,  unless:  during the time the short position is  open,  it  owns  an  equal  amount  of the  securities  sold or  securities  readily  and  freely  convertible  into or exchangeable,  without  payment of additional  consideration,  for securities of the same issue as, and equal in amount to, the  securities  sold short;  and not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; or

..........6.       Purchase securities of a company for the purpose of exercising control or management.  However,  the Fund may invest in up to 10% of the voting  securities of any one issuer and may exercise its voting powers  consistent with the best  interests  of the  Fund.  From  time to  time,  the  Fund,  together  with  other  investment  companies  advised  by subsidiaries  or  affiliates  of the  Sub-advisor,  may together  buy and hold  substantial  amounts of a company's  voting stock.  All such  stock may be voted  together.  In some such  cases,  the Fund and the other  investment  companies  might collectively  be  considered  to be in  control  of the  company in which they have  invested.  In some  cases,  directors, agents,  employees,  officers,  or others affiliated with or acting for the Fund, the Sub-advisor,  or affiliated companies might possibly become directors of companies in which the Fund holds stock.

asaf PIMCO Total Return Bond Fund:

Investment  Objective:  The  investment  objective  of the  Fund is to seek  to  maximize  total  return,  consistent  with preservation of capital.  The  Sub-advisor  will seek to employ prudent  investment  management  techniques,  especially in light of the broad range of investment instruments in which the Fund may invest.

Investment Policies:

..........Borrowing.  The Fund may borrow for temporary  administrative  purposes.  This  borrowing  may be  unsecured.  The
Investment  Company Act of 1940 requires the Fund to maintain  continuous  asset coverage (that is, total assets  including borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount  borrowed.  If the 300% asset coverage should decline as a result of market  fluctuations or other reasons,  the Fund may be required to sell some of its holdings within three  days to  reduce  the debt and  restore  the 300%  asset  coverage,  even  though it may be  disadvantageous  from an investment  standpoint to sell  securities at that time.  Borrowing  will tend to exaggerate  the effect on net asset value of any increase or decrease in the market value of the Fund.  Money  borrowed  will be subject to interest  costs which may or may not be recovered by  appreciation  of the securities  purchased.  The Fund also may be required to maintain  minimum average  balances in  connection  with such  borrowing  or to pay a  commitment  or other fee to maintain a line of credit;
either of these requirements would increase the cost of borrowing over the stated interest rate.

..........In addition to the above,  the Fund may enter into reverse  repurchase  agreements  and mortgage  dollar rolls.  A reverse  repurchase  agreement involves the sale of a  portfolio-eligible  security by the Fund, coupled with its agreement to  repurchase  the  instrument  at a  specified  time  and  price.  In a  "dollar  roll"  transaction  the  Fund  sells  a mortgage-related  security  (such as a GNMA  security)  to a dealer  and  simultaneously  agrees  to  repurchase  a similar security  (but not the same  security)  in the future at a  pre-determined  price.  A "dollar  roll" can be viewed,  like a reverse repurchase  agreement,  as a collateralized  borrowing in which the Fund pledges a  mortgage-related  security to a dealer to obtain cash. Unlike in the case of reverse  repurchase  agreements,  the dealer with which the Fund enters into a dollar roll  transaction  is not obligated to return the same  securities as those  originally  sold by the Fund,  but only securities which are  "substantially  identical." To be considered  "substantially  identical," the securities  returned to the Fund  generally  must:  (1) be  collateralized  by the same types of  underlying  mortgages;  (2) be issued by the same agency and be part of the same program;  (3) have a similar original stated maturity;  (4) have identical net coupon rates;
(5) have similar maturity:  (4) have identical net coupon rates; (5) have similar market yields (and therefore price);  and
(6) satisfy "good delivery"  requirements,  meaning that the aggregate  principal  amounts of the securities  delivered and received back must be within 2.5% of the initial amount  delivered.  The Fund's  obligations  under a dollar roll agreement must be covered by segregating  cash or other liquid assets equal in value to the  securities  subject to repurchase by the
Fund.

..........Both dollar roll and reverse repurchase agreements will be subject to the Fund's limitations on borrowings,  which will  restrict the  aggregate  of such  transactions  (plus any other  borrowings)  to 33 1/3% of the Fund's total  assets.
Furthermore,  because  dollar  roll  transactions  may be for  terms  ranging  between  one and  six  months,  dollar  roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investments in illiquid securities.

..........Corporate Debt Securities. The Fund's investments in U.S. dollar- or foreign  currency-denominated  corporate debt securities of domestic or foreign  issuers are limited to corporate debt securities  (corporate  bonds,  debentures,  notes and other similar corporate debt  instruments,  including  convertible  securities) which meet the minimum ratings criteria set forth for the Fund,  or, if  unrated,  are in the  Sub-advisor's  opinion  comparable  in  quality  to  corporate  debt securities  in which the Fund may  invest.  In the  event  that  ratings  services  assign  different  ratings  to the same security,  the Sub-advisor  will determine  which rating it believes best reflects the security's  quality and risk at that time,  which may be the higher of the several  assigned  ratings.  The rate of return or return of  principal  on some debt obligations  may be linked or indexed to the level of  exchange  rates  between the U.S.  dollar and a foreign  currency or currencies.

..........Among the corporate bonds in which the Fund may invest are  convertible  securities.  A convertible  security is a bond,  debenture,  note, or other security that entitles the holder to acquire  common stock or other equity  securities of the same or a different issuer. A convertible  security  generally  entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible securities have  characteristics  similar to nonconvertible debt securities.  Convertible  securities rank senior to common stock in a corporation's  capital structure and, therefore,  generally entail less risk than the corporation's common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the  convertible  security sells above its value as a fixed-income security.

..........A convertible  security may be subject to redemption at the option of the issuer at a  predetermined  price.  If a convertible  security held by the Fund is called for  redemption,  the Fund will be required to permit the issuer to redeem the security and convert it to underlying  common stock, or will sell the convertible  security to a third party.  The Fund generally would invest in convertible  securities for their favorable price  characteristics and total return potential and would normally not exercise an option to convert.

..........Investments in securities rated below  investment grade that are eligible for purchase by the Fund (i.e.,  rated B or better by Moody's or S&P) are described as  "speculative" by both Moody's and S&P.  Investment in lower-rated  corporate debt  securities  ("high yield  securities")  generally  provides  greater  income and  increased  opportunity  for capital appreciation  than  investments in higher quality  securities,  but they also typically entail greater price volatility and principal  and income risk.  These high yield  securities  are  regarded as high risk and  predominantly  speculative  with respect to the issuer's  continuing  ability to meet principal and interest  payments.  The market for these  securities is relatively  new,  and many of the  outstanding  high  yield  securities  have not  endured a major  business  recession.  A long-term  track record on default  rates,  such as that for  investment  grade  corporate  bonds,  does not exist for this market.  Analysis of the  creditworthiness  of issuers of debt  securities that are high yield may be more complex than for issuers of higher quality debt securities.

..........High yield,  high risk securities may be more  susceptible to real or perceived  adverse  economic and competitive industry  conditions  than  investment  grade  securities.  The price of high yield  securities  have been found to be less sensitive to interest-rate  adverse economic downturns or individual  corporate  developments.  A projection of an economic downturn  or of a period of rising  interest  rates,  for  example,  could  cause a decline in high yield  security  prices because the advent of a recession  could lessen the ability of a highly  leveraged  company to make  principal and interest payments on its debt  securities.  If an issuer of high yield  securities  defaults,  in addition to risking payment of all or a portion of interest  and  principal,  the Fund may incur  additional  expenses to seek  recovery.  In the case of high yield  securities  structured  as  zero-coupon  or  pay-in-kind  securities,  their market prices are affected to a greater extent by interest rate changes,  and therefore tend to be more volatile than  securities  which pay interest  periodically and in cash.

..........The secondary  market on which high yield,  high risk securities are traded may be less liquid than the market for higher grade  securities.  Less  liquidity in the secondary  trading market could  adversely  affect the price at which the
Fund could  sell a high yield  security,  and could  adversely  affect  the daily net asset  value of the  shares.  Adverse publicity and investor  perceptions,  whether or not based on fundamental  analysis,  may decrease the values and liquidity of high yield securities  especially in a thinly-traded  market.  When secondary markets for high yield securities are less liquid  than the market for  higher  grade  securities,  it may be more  difficult  to value the  securities  because  such valuation may require more  research,  and elements of judgment may play a greater role in the  valuation  because there is less  reliable,  objective  data  available.  The  Sub-advisor  seeks to minimize the risks of investing in all  securities through  diversification,  in-depth  credit  analysis and attention to current  developments  in interest  rates and market conditions.  For an additional  discussion of certain risks involved in lower-rated debt  securities,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Objectives."

..........Participation  on  Creditors  Committees.  The Fund may from  time to time  participate  on  committees  formed by creditors  to  negotiate  with the  management  of  financially  troubled  issuers  of  securities  held by the Fund.  Such participation  may  subject the Fund to expenses  such as legal fees and may make the Fund an  "insider"  of the issuer for purposes of the federal  securities  laws, and therefore may restrict the Fund's ability to trade in or acquire  additional positions in a particular  security when it might otherwise  desire to do so.  Participation by the Fund on such committees also may expose the Fund to potential  liabilities under the federal  bankruptcy laws or other laws governing the rights of creditors  and  debtors.  The Fund will  participate  on such  committees  only  when the  Sub-advisor  believes  that such participation  is necessary or desirable to enforce the Fund's  rights as a creditor or to protect the value of  securities held by the Fund.

..........Mortgage-Related  Securities. The Fund may invest in mortgage-backed  securities.  Mortgage-related securities are interests in pools of mortgage loans made to  residential  home buyers,  including  mortgage loans made by savings and loan institutions,  mortgage  bankers,  commercial  banks and others.  Pools of mortgage  loans are assembled as securities  for sale to investors  by various  governmental,  government-related  and private  organizations  (see  "Mortgage  Pass-Through
Securities").   The  Fund  may  also  invest  in  debt  securities   which  are  secured  with  collateral   consisting  of
mortgage-related  securities  (see  "Collateralized  Mortgage  Obligations"),   and  in  other  types  of  mortgage-related
securities.

..........Interests in pools of  mortgage-related  securities  differ from other forms of debt  securities,  which  normally provide for periodic  payment of interest in fixed  amounts with  principal  payments at maturity or specified  call dates.
Instead,  these  securities  provide a monthly payment which consists of both interest and principal  payments.  In effect, these  payments are a  "pass-through"  of the monthly  payments made by the  individual  borrowers on their  residential or commercial  mortgage loans,  net of any fees paid to the issuer or guarantor of such  securities.  Additional  payments are caused by repayments of principal resulting from the sale of the underlying  property,  refinancing or foreclosure,  net of fees or costs  which may be  incurred.  Some  mortgage-related  securities  (such as  securities  issued by the  Government
National Mortgage  Association) are described as "modified  pass-through."  These securities  entitle the holder to receive all interest and principal  payments  owned on the mortgage  pool,  net of certain  fees,  at the  scheduled  payment dates regardless of whether or not the mortgagor actually makes the payment.

..........The  principal  governmental  guarantor  of  mortgage-related  securities  is  the  Government  National  Mortgage
Association  ("GNMA").  GNMA is a wholly owned United States  Government  corporation  within the Department of Housing and
Urban Development.  GNMA is authorized to guarantee,  with the full faith and credit of the United States  Government,  the timely payment of principal and interest on securities  issued by  institutions  approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

..........Government-related  guarantors  (i.e.,  not backed by the full faith and credit of the United  States  Government)
include the Federal  National  Mortgage  Association  ("FNMA") and the Federal Home Loan  Mortgage  Corporation  ("FHLMC").
FNMA is a  government-sponsored  corporation owned entirely by private  stockholders.  It is subject to general  regulation by the Secretary of Housing and Urban  Development.  FNMA purchases  conventional  (i.e.,  not insured or guaranteed by any government  agency)  residential  mortgages  from a list of approved  seller/servicers  which  include  state and federally chartered  savings and loan  associations,  mutual savings banks,  commercial banks and credit unions and mortgage bankers.
Pass-though  securities  issued by FNMA are  guaranteed as to timely  payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

..........FHLMC was created by  Congress  in 1970 for the purpose of  increasing  the  availability  of mortgage  credit for residential  housing.  It is a  government-sponsored  corporation  formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private  stockholders.  FHLMC issues  Participation  Certificates  ("PC's") which represent interests in conventional  mortgages from FHLMC's  national  portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

..........Commercial banks, savings and loan institutions,  private mortgage insurance companies, mortgage bankers and other secondary market issuers also create  pass-though  pools of conventional  residential  mortgage loans. Such issuers may, in addition,  be the  originators  and/or  servicers  of the  underlying  mortgage  loans  as  well as the  guarantors  of the mortgage-related  securities.  Pools  created by such  nongovernmental  issuers  generally  offer a higher rate of interest than government and  government-related  pools because there are no direct or indirect  government or agency  guarantees of payments in the former  pools.  However,  timely  payment of interest  and  principal  of these pools may be  supported  by various forms of insurance or  guarantees,  including  individual  loan,  title,  pool and hazard  insurance and letters of credit.  The insurance and guarantees  are issued by  governmental  entities,  private  insurers and the mortgage  poolers.
Such insurance and guarantees and the  creditworthiness  of the issuers thereof will be considered in determining whether a mortgage-related  security  meets the Company's and the Trust's  investment  quality  standards.  There can be no assurance that  the  private  insurers  or  guarantors  can  meet  their  obligations  under  the  insurance  policies  or  guarantee arrangements.  The Fund may buy  mortgage-related  securities without insurance or guarantees if, through an examination of the loan experience and practices of the  originator/servicers  and poolers, the Sub-advisor determines that the securities meet the Company's and the Trust's  quality  standards.  Although the market for such  securities is becoming  increasingly liquid,  securities  issued by certain  private  organizations  may not be readily  marketable.  The Fund will not purchase mortgage-related  securities  or any other assets  which in the  Sub-advisor's  opinion are illiquid if, as a result,  more than 15% of the value of the Fund's total assets will be illiquid.

..........Mortgage-backed   securities   that  are  issued  or   guaranteed  by  the  U.S.   Government,   its  agencies  or
instrumentalities,  are not  subject  to the  Fund's  industry  concentration  restrictions,  set  forth in this SAI  under
"Fundamental  Investment  Restrictions,"  by  virtue of the  exclusion  from that  test  available  to all U.S.  Government
securities.   In  the  case  of  privately  issued   mortgage-related   securities,   the  Fund  takes  the  position  that
mortgage-related  securities do not represent  interests in any particular  "industry" or group of  industries.  The assets underlying  such  securities may be represented by a portfolio of first lien  residential  mortgages  (including both whole mortgage  loans and  mortgage  participation  interests)  or  portfolios  of  mortgage  pass-through  securities  issued or guaranteed  by GNMA,  FNMA or FHLMC.  Mortgage  loans  underlying  a  mortgage-related  security  may in turn be insured or guaranteed  by the Federal  Housing  Administration  or the  Department of Veterans  Affairs.  In the case of private issue mortgage-related  securities whose underlying  assets are neither U.S.  Government  securities nor U.S.  Government-insured mortgages,  to the extent that real properties  securing such assets may be located in the same  geographical  region,  the security may be subject to a greater risk of default that other  comparable  securities  in the event of adverse  economic, political or business  developments  that may affect such region and ultimately,  the ability of residential  homeowners to make payments of principal and interest on the underlying mortgages.

..........         Collateralized  Mortgage  Obligations  (CMOs).  A CMO is a hybrid  between a  mortgage-backed  bond and a mortgage  pass-through  security.  Similar to a bond, interest and prepaid principal is paid, in most cases,  semiannually.
CMOs may be  collateralized  by whole  mortgage  loans,  but are more  typically  collateralized  by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

..........         CMOs are structured into multiple  classes,  each bearing a different  stated  maturity.  Actual maturity and average life will depend upon the  prepayment  experience of the  collateral.  CMOs provide for a modified form of call protection  through a de facto  breakdown  of the  underlying  pool of  mortgages  according  to how  quickly the loans are
                      --------
repaid.  Monthly  payment of principal  received from the pool of underlying  mortgages,  including  prepayments,  is first returned to  investors  holding  the  shortest  maturity  class.  Investors  holding the longer  maturity  classes  receive principal  only after the first class has been  retired.  An investor is  partially  guarded  against a sooner than desired return or principal because of the sequential payments.

..........         In a typical CMO transaction,  a corporation  ("issuer") issues multiple series (e.g., A, B, C, Z) of the
CMO bonds ("Bonds").  Proceeds of the Bond offering are used to purchase  mortgages or mortgage  pass-through  certificates
("Collateral").  The  Collateral  is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest payments  from the  Collateral  are used to pay  principal  on the  Bonds in the  order A, B, C, Z. The  Series A, B, and C
Bonds all bear  current  interest.  Interest  on the Series Z Bond is accrued and added to  principal  and a like amount is paid as principal  on the Series A, B, or C Bond  currently  being paid off.  When the Series A, B, and C Bonds are paid in full,  interest and  principal on the Series Z Bond begins to be paid  currently.  With some CMOs,  the issuer  serves as a conduit to allow loan  originators  (primarily  builders or savings and loan  associations)  to borrow  against  their loan portfolios.

..........         FHLMC Collateralized  Mortgage  Obligations.  FHLMC CMOs are debt obligations of FHLMC issued in multiple classes  having  different  maturity  dates  which are  secured  by the  pledge of a pool of  conventional  mortgage  loans purchased by FHLMC.  Unlike FHLMC PCs,  payments of principal  and interest on the CMOs are made  semiannually,  as opposed to monthly.  The amount of principal  payable on each  semiannual  payment date is determined  in  accordance  with FHLMC's mandatory sinking fund schedule,  which, in turn, is equal to approximately  100% of FHA prepayment  experience  applied to the mortgage  collateral  pool.  All sinking fund  payments in the CMOs are allocated to the  retirement of the  individual classes of bonds in the order of their stated  maturities.  Payment of principal  on the mortgage  loans in the  collateral pool in excess of the amount of FHLMC's  minimum  sinking fund  obligation  for any payment date are paid to the holders of the CMOs as additional sinking fund payments.  Because of the  "pass-through"  nature of all principal payments received on the collateral  pool in excess of FHLMC's  minimum  sinking fund  requirement,  the rate at which  principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

..........         If collection of principal  (including  prepayments) on the mortgage loans during any semiannual  payment period is not  sufficient to meet FHLMC's  minimum  sinking fund  obligation  on the next sinking fund payment date,  FHLMC agrees to make up the deficiency from its general funds.

..........         Criteria for the mortgage  loans in the pool backing the FHLMC CMOs are  identical to those of FHLMC PCs.
FHLMC has the right to substitute  collateral in the event of delinquencies and/or defaults.  For an additional  discussion of  mortgage-backed  securities  and certain  risks  involved  therein,  see this SAI and the  Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

..........         Other  Mortgage-Related  Securities.  Other  mortgage-related  securities  include  securities other than those  described  above that  directly or  indirectly  represent a  participation  in, or are secured by and payable  from, mortgage loans on real property,  including CMO residuals or stripped  mortgage-backed  securities.  Other mortgage-related securities may be equity or debt securities issued by agencies or  instrumentalities  of the U.S.  Government or by private originators of, or investors in, mortgage loans,  including savings and loan  associations,  homebuilders,  mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

..........         CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or  instrumentalities of the U.S.  Government  or by private  originators  of, or  investors  in,  mortgage  loans,  including  savings  and loan associations,  homebuilders,  mortgage  banks,  commercial  banks,  investment  banks and special  purpose  entities of the foregoing.

..........         The cash flow  generated by the  mortgage  assets  underlying  a series of CMOs is applied  first to make required  payments of  principal  and  interest on the CMOs and second to pay the  related  administrative  expenses of the issuer.  The residual in a CMO structure  generally  represents the interest in any excess cash flow remaining after making the foregoing  payments.  Each payment of such excess cash flow to a holder of the related CMO residual  represents  income and/or a return of capital.  The amount of residual  cash flow  resulting  from a CMO will depend on,  among other  things, the  characteristics  of the mortgage assets, the coupon rate of each class of CMO,  prevailing  interest rates, the amount of administrative  expenses and the prepayment  experience on the mortgage assets. In particular,  the yield to maturity on
CMO residuals is extremely  sensitive to prepayments on the related  underlying  mortgage assets,  in the same manner as an interest-only  ("IO") class of stripped  mortgage-backed  securities.  See "Other  Mortgage-Related  Securities -- Stripped
Mortgage-Backed  Securities."  In  addition,  if a series of a CMO  includes a class that bears  interest at an  adjustable rate,  the yield to maturity on the related CMO residual  will also be  extremely  sensitive to changes in the level of the index upon which  interest  rate  adjustments  are based.  As  described  below with  respect to  stripped  mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

..........         CMO residuals are generally  purchased and sold by  institutional  investors  through several  investment banking  firms acting as brokers or dealers.  The CMO residual  market has only very  recently  developed and CMO residuals currently may not have the liquidity of other more  established  securities  trading in other markets.  Transactions in CMO residuals are generally  completed  only after careful  review of the  characteristics  of the  securities in question.  In addition,  CMO residuals may or, pursuant to an exemption therefrom,  may not have been registered under the Securities Act of 1933, as amended.  CMO residuals,  whether or not registered  under such Act, may be subject to certain  restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

..........         Stripped  Mortgage-Backed  Securities.   Stripped  mortgage-backed  securities  ("SMBS")  are  derivative multi-class  mortgage  securities.  SMBS may be issued by  agencies  or  instrumentalities  of the U.S.  Government,  or by private  originators  of, or investors  in,  mortgage  loans,  including  savings and loan  associations,  mortgage  banks, commercial banks, investment banks and special purpose entities of the foregoing.

..........         SMBS are usually  structured  with two classes that  receive  different  proportions  of the interest and principal  distributions  on a pool of mortgage  assets.  A common type of SMBS will have one class  receiving  some of the interest and most of the principal  from the mortgage  assets,  which the other class will receive most of the interest and the  remainder of the  principal.  In the most  extreme  case,  one class will receive all of the interest  (the IO class), while the other class will receive all of the principal  (the  principal-only  or "PO" class).  The yield to maturity on an
IO class is  extremely  sensitive to the rate of  principal  payments  (including  prepayments)  on the related  underlying mortgage  assets,  and a rapid rate of  principal  payments  may have a  material  adverse  effect on the  Fund's  yield to maturity from these  securities.  If the underlying  mortgage assets  experience  greater than  anticipated  prepayments of principal,  the Fund may fail to fully recoup its initial  investment in these securities even if the security is in one of the highest rating categories.

..........         Although SMBS are purchased and sold by institutional  investors through several investment banking firms acting as brokers or dealers,  these  securities were only recently  developed.  As a result,  established  trading markets have not yet developed and,  accordingly,  these securities may be deemed "illiquid" and subject to the Fund's  limitations on investment in illiquid securities.

..........         Other Asset-Backed  Securities.  Similarly,  the Sub-advisor  expects that other asset-backed  securities
(unrelated to mortgage  loans) will be offered to investors in the future.  Several types of  asset-backed  securities  may be offered to investors,  including Certificates for Automobile  Receivables.  For a discussion of automobile  receivables, see this SAI under "Certain Risk Factors and Investment  Methods."  Consistent  with the Fund's  investment  objectives and policies, the Sub-advisor also may invest in other types of asset-backed securities.

..........Foreign  Securities.  The  Fund  may  invest  in U.S.  dollar-  or  foreign  currency-denominated  corporate  debt securities of foreign  issuers  (including  preferred or preference  stock),  certain foreign bank  obligations  (see "Bank
Obligations") and U.S. dollar- or foreign  currency-denominated  obligations of foreign  governments or their subdivisions, agencies and  instrumentalities,  international  agencies and supranational  entities. The Fund may invest up to 20% of its assets in  securities  denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.  dollar-denominated securities  of foreign  issuers.  The Fund may invest up to 10% of its assets in  securities  of issuers  based in emerging market countries.  Investing in the securities of foreign issuers involves special risks and  considerations  not typically associated  with  investing in U.S.  companies.  For a  discussion  of certain  risks  involved in foreign  investments  in general,  and the special  risks of investing in developing  countries,  see this SAI and the  Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

..........The Fund also may purchase and sell foreign currency  options and foreign  currency futures  contracts and related options (see ""Derivative  Instruments"),  and enter into forward foreign currency  exchange  contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

..........A forward foreign  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  may be bought or sold to protect the Fund against a possible  loss  resulting from an adverse change in the  relationship  between foreign  currencies and the U.S. dollar or, to increase  exposure to a particular  foreign  currency.  Open  positions  in  forward  contracts  are  covered  by the  segregation  with the Fund's custodian of cash or liquid  assets and are marked to market daily.  Although  such  contracts are intended to minimize the risk of loss due to a decline on the value of the hedged  currencies,  at the same time,  they tend to limit any  potential gain which might result should the value of such currencies increase.

..........Brady  Bonds.  The Fund may invest in Brady  Bonds.  Brady Bonds are  securities  created  through the exchange of existing  commercial bank loans to sovereign  entities for new obligations in connection with debt  restructurings  under a debt restructuring plan introduced by former U.S.  Secretary of the Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady
Plan debt restructurings have been implemented in a number of countries,  including in Argentina,  Bolivia, Bulgaria, Costa
Rica, the Dominican Republic,  Ecuador,  Jordan, Mexico, Niger, Nigeria, the Philippines,  Poland,  Uruguay, and Venezuela.
In addition,  Brazil has concluded a Brady-like  plan. It is expected that other  countries  will undertake a Brady Plan in the future.

..........Brady  Bonds do not have a long  payment  history.  Brady Bonds may be  collateralized  or  uncollateralized,  are issued in various  currencies  (primarily  the U.S.  dollar)  and are  actively  traded in the  over-the-counter  secondary market.  Brady bonds are not considered to be U.S. Government  securities.  U.S.  dollar-denominated,  collateralized Brady
Bonds,  which may be fixed rate par bonds or floating  rate discount  bonds,  are  generally  collateralized  in full as to principal by U.S.  Treasury  zero-coupon  bonds having the same  maturity as the Brady  Bonds.  Interest  payments on these
Brady Bonds generally are collateralized on a one-year or longer  rolling-forward  basis by cash or securities in an amount that,  in the case of fixed rate  bonds,  is equal to at least one year of  interest  payments  or, in the case of floating rate bonds,  initially is equal to at least one year's  interest  payments  based on the  applicable  interest rate at that time and is adjusted at regular  intervals  thereafter.  Certain Brady Bonds are entitled to "value  recovery  payments" in certain  circumstances,  which in effect constitute  supplemental  interest payments but generally are not  collateralized.
Brady Bonds are often viewed as having three or four valuation  components:  (i) the collateralized  repayment of principal at final maturity;  (ii) the collateralized interest payments;  (iii) the uncollateralized  interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

..........Most Mexican Brady Bonds issued to date have principal  repayments at final maturity fully  collateralized by U.S.
Treasury  zero-coupon  bonds (or  comparable  collateral  denominated in other  currencies)  and interest  coupon  payments collateralized  on an  18-month  rolling-forward  basis  by  funds  held in  escrow  by an  agent  for the  bondholders.  A significant  portion of the Venezuelan  Brady Bonds and the Argentine Brady Bonds issued to date have principal  repayments at final  maturity  collateralized  by U.S.  Treasury  zero-coupon  bonds (or  comparable  collateral  denominated in other currencies)  and/or  interest  coupon  payments  collateralized  on a 14-month (for  Venezuela) or 12-month (for Argentina)
rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

..........Brady Bonds  involve  various risk factors  including  residual  risk and the history of defaults  with respect to commercial  bank loans by public and private  entities of countries  issuing  Brady Bonds.  There can be no assurance  that
Brady Bonds in which the Fund may invest will not be subject to  restructuring  arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

..........Bank  Obligations.  Bank  obligations  in which  the  Funds  invest  include  certificates  of  deposit,  bankers'
acceptances,  and fixed time deposits.  Certificates of deposit are negotiable  certificates issued against funds deposited in a commercial  bank for a definite  period of time and earning a specified  return.  Bankers'  acceptances are negotiable drafts or bills of  exchange,  normally  drawn by an  importer  or  exporter  to pay for  specific  merchandise,  which are
"accepted" by a bank, meaning, in effect, that the bank  unconditionally  agrees to pay the face value of the instrument on maturity.  Fixed time  deposits are bank  obligations  payable at a stated  maturity  date and bearing  interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the  investor,  but may be subject to early  withdrawal  penalties which vary  depending  upon market  conditions  and the  remaining  maturity of the  obligation.  There are no  contractual restrictions  on the right to transfer a beneficial  interest in a fixed time deposit to a third party,  although  there is no market for such  deposits.  The Fund will not invest in fixed time  deposits  which (1) are not subject to prepayment or
(2) provide for withdrawal  penalties upon prepayment (other than overnight  deposits) if, in the aggregate,  more than 15%
of its  assets  would be  invested  in such  deposits,  repurchase  agreements  maturing  in more than seven days and other illiquid assets.

..........The Fund will limit its  investments  in United  States bank  obligations  to  obligations  of United  States bank
(including  foreign  branches)  which have more than $1 billion in total assets at the time of investment and are member of the Federal  Reserve  System,  are examined by the Comptroller of the Currency or whose deposits are insured by the Federal
Deposit  Insurance  Corporation.  The Fund also may invest in  certificates  of deposit  of savings  and loan  associations
(federally or state chartered and federally insured) having total assets in excess $1 billion.

..........The  Fund  will  limit  its  investments  in  foreign  bank  obligations  to  United  States  dollar-  or  foreign currency-denominated  obligations of foreign banks  (including  United States  branches of foreign banks) which at the time of investment (i) have more than $10 billion,  or the  equivalent in other  currencies,  in total assets;  (ii) in terms of assets are among the 75 largest  foreign  banks in the world;  (iii) have  branches or agencies  (limited  purpose  offices which do not offer all  banking  services)  in the United  States;  and (iv) in the opinion of the  Sub-advisor,  are of an investment  quality  comparable to obligations  of United States banks in which the Fund may invest.  Subject to the Fund's limitation on  concentration of no more than 25% of its assets in the securities of issuers in particular  industry,  there is no limitation on the amount of the Fund's  assets which may be invested in  obligations  of foreign banks which meet the conditions set forth herein.

..........Obligations of foreign banks involve  somewhat  different  investment  risks than those  affecting  obligations of
United States banks,  including the  possibilities  that their liquidity could be impaired  because of future political and economic  developments,  that their obligations may be less marketable than comparable  obligations of United States banks, that a foreign  jurisdiction might impose  withholding taxes on interest income payable on those obligations,  that foreign deposits may be seized or nationalized,  that foreign  governmental  restrictions  such as exchange controls may be adopted which might  adversely  affect the payment of principal and interest on those  obligations  and that the selection of those obligations may be more difficult  because there may be less publicly  available  information  concerning  foreign banks or the accounting,  auditing and financial  reporting  standards,  practices and requirements  applicable to foreign banks may differ from those  applicable to United  States  banks.  Foreign  banks are not  generally  subject to  examination  by any
United States Government agency or instrumentality.

..........Derivative  Instruments.  In pursuing  its  individual  objective,  the Fund may, as  described  in the  Company's
Prospectus,  purchase and sell (write) both put options and call options on  securities,  securities  indices,  and foreign currencies,  and enter into interest rate,  foreign  currency and index futures  contracts and purchase and sell options on such  futures  contracts  ("future  options")  for  hedging  purposes.  The Fund also may enter into swap  agreements  with respect to foreign  currencies,  interest  rates and  indices  of  securities.  If other  types of  financial  instruments, including other types of options,  futures  contracts,  or futures options are traded in the future,  the Fund may also use those  instruments,  provided that the  Directors of the Company  determine  that their use is  consistent  with the Fund's investment  objective,  and provided  that their use is  consistent  with  restrictions  applicable  to options and futures contracts  currently  eligible for use by the Trust (i.e.,  that written call or put options will be "covered" or "secured"
and that futures and futures options will be used only for hedging purposes).

..........Options on  Securities  and  Indices.  The Fund may  purchase  and sell both put and call options on debt or other securities or indices in standardized  contracts traded on foreign or national  securities  exchanges,  boards of trade, or similar entities,  or quoted on NASDAQ or on a regulated foreign  over-the-counter  market, and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

..........The Fund will write call  options and put options  only if they are  "covered."  In the case of a call option on a security,  the option is  "covered"  if the Fund owns the security  underlying  the call or has an absolute  and  immediate right to acquire that security without  additional cash  consideration  (or, if additional cash  consideration is required, cash or cash  equivalents or other liquid assets in such amount are segregated by the Fund) upon  conversion or exchange of other  securities  held by the Fund.  For a call option on an index,  the option is covered if the Fund  maintains with its custodian  cash or cash  equivalents  equal to the contract  value.  A call option is also covered if the Fund holds a call on the same  security or index as the call written  where the exercise  price of the call held is (i) equal to or less than the exercise  price of the call written,  or (ii) greater than the exercise  price of the call written,  provided that cash or cash  equivalents  in the amount of the  difference  are  segregated by the Fund. A put option on a security or an index is "covered" if the Fund  segregates  cash or cash  equivalents  equal to the exercise  price. A put option is also covered if the Fund holds a put on the same  security or index as the put written  where the exercise  price of the put held is (i)
equal to or greater than the exercise  price of the put written,  or (ii) less than the exercise  price of the put written, provided that cash or cash equivalents or other liquid assets in the amount of the difference are segregated by the Fund.

..........If an option  written by the Fund expires,  the Fund realizes a capital gain equal to the premium  received at the time the option was  written.  If an option  purchased by the Fund expires  unexercised,  the Fund  realizes a capital loss equal to the premium paid.

..........Prior to the earlier of exercise or expiration,  an option may be closed out by an offsetting  purchase or sale of an option of the same series (type,  exchange,  underlying  security or index,  exercise price, and expiration).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

..........The Fund will  realize a capital gain from a closing  purchase  transaction  if the cost of the closing  option is less than the premium  received  from writing the option,  or if it is more,  the Fund will realize a capital  loss. If the premium  received  from a closing sale  transaction  is more than the premium  paid to purchase  the option,  the Fund will realize a capital  gain or, if it is less,  the Fund will realize a capital  loss.  The  principal  factors  affecting  the market  value of a put or a call option  include  supply and  demand,  interest  rates,  the  current  market  price of the underlying  security or index in relation to the exercise price of the option,  the  volatility of the underlying  security or index, and the time remaining until the expiration date.

..........The premium  paid for a put or call option  purchased  by the Fund is an asset of the Fund.  The premium  received for a option written by the Fund is recorded as a deferred  credit.  The value of an option  purchased or written is marked to market  daily and is valued at the closing  price on the exchange on which it is traded or, if not traded on an exchange or no closing  price is  available,  at the mean between the last bid and asked  prices.  For a discussion of certain risks involved in options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Foreign  Currency  Options.  The Fund may buy or sell  put and  call  options  on  foreign  currencies  either  on exchanges or in the  over-the-counter  market.  A put option on a foreign  currency  gives the  purchaser of the option the right to sell a foreign  currency  at the  exercise  price until the option  expires.  Currency  options  traded on U.S. or other exchanges may be subject to position  limits which may limit the ability of the Fund to reduce foreign  currency risk using such options.  Over-the-counter  options differ from traded  options in that they are two-party  contracts with price and  other  terms  negotiated  between  buyer  and  seller,  and  generally  do  not  have  as  much  market  liquidity  as exchange-traded options.

..........Futures  Contracts and Options on Futures  Contracts.  The Fund may use interest rate,  foreign  currency or index futures  contracts,  as  specified  in the  Company's  Prospectus.  An interest  rate,  foreign  currency or index  futures contract  provides  for the future sale by one party and purchase by another  party of a specified  quantity of a financial instrument,  foreign  currency or the cash value of an index at a specified price and time. A futures  contract on an index is an agreement  pursuant to which two parties agree to take or make delivery of an amount of cash equal to the  difference between  the value of the  index at the  close of the last  trading  day of the  contract  and the price at which the index contract  was  originally  written.  Although  the value of an index might be a function of the value of certain  specified securities, no physical delivery of these securities is made.

..........The  Fund  may  purchase  and  write  call and put  futures  options.  Futures  options  possess  many of the same characteristics  as options on securities and indices  (discussed  above).  A futures option gives the holder the right, in return  for the  premium  paid,  to assume a long  position  (call) or short  position  (put) in a  futures  contract  at a specified  exercise  price at any time  during  the  period of the  option.  Upon  exercise  of a call  option,  the holder acquires a long position in the futures  contract and the writer is assigned the opposite  short  position.  In the case of a put option, the opposite is true.

..........To comply with  applicable  rules of the CFTC under which the Company and the Fund avoid being deemed a "commodity pool" or a  "commodity  pool  operator,"  the Fund  intends  generally  to limit its use of futures  contracts  and futures options to "bona  fide  hedging"  transactions,  as such term is defined in  applicable  regulations,  interpretations  and practice.  For example,  the Fund might use futures contracts to hedge against  anticipated  changes in interest rates that might adversely  affect either the value of the Fund's  securities or the price of the securities which the Fund intends to purchase.  The Fund's  hedging  activities  may  include  sales of futures  contracts  as an offset  against  the effect or expected  increases  in interest  rates,  and  purchases of futures  contracts as an offset  against the effect of expected declines in  interest  rates.  Although  other  techniques  could be used to reduce the Fund's  exposure  to interest  rate fluctuations,  the Fund may be able to hedge its exposure  more  effectively  and perhaps at a lower cost by using  futures contracts and futures options.

..........The Fund will only enter into futures  contracts and futures options which are  standardized  and traded on a U.S.
or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

..........When a purchase  or sale of a futures  contract  is made by the Fund,  the Fund is  required  to deposit  with its custodian (or broker, if legally permitted) a specified amount of cash or U.S.  Government  securities  ("initial margin").
The margin  required  for a futures  contract is set by the  exchange  on which the  contract is traded and may be modified during the term of the contract.  The initial  margin is in the nature of a  performance  bond or good faith deposit on the futures  contract which is returned to the Fund upon  termination  of the contract,  assuming all  contractual  obligations have been  satisfied.  The Fund expects to earn interest  income on its initial margin  deposits.  A futures  contract held by the Fund is valued  daily at the  official  settlement  price of the  exchange on which it is traded.  Each day the Fund pays or  receives  cash,  called  "variation  margin,"  equal to the daily  change in value of the futures  contract.  This process is known as "marking  to  market."  Variation  margin  does not  represent  a borrowing  or loan by the Fund but is instead a  settlement  between  the Fund and the  broker of the  amount  one  would owe the other if the  futures  contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions.

..........The Fund is also  required  to  deposit  and  maintain  margin  with  respect  to put and call  options on futures contracts  written by it. Such margin  deposits will vary depending on the nature of the underlying  futures  contract (and the related initial margin  requirements),  the current market value of the option, and other futures positions held by the
Fund.

..........Although some futures contracts call for making or taking delivery of the underlying  securities,  generally these obligations  are closed out prior to  delivery  by  offsetting  purchases  or sales of  matching  futures  contracts  (same exchange,  underlying  security or index,  and delivery month).  If an offsetting  purchase price is less than the original sale price,  the Fund  realizes a capital  gain, or if it is more,  the Fund  realizes a capital  loss.  Conversely,  if an offsetting  sale price is more than the original  purchase  price,  the Fund realizes a capital gain, or if it is less, the
Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

..........Limitations  on Use of Futures and  Futures  Options.  In general,  the Funds  intend to enter into  positions  in futures  contracts  and related  options only for "bona fide  hedging"  purposes.  With respect to positions in futures and related  options that do not constitute  bona fide hedging  positions,  the Fund will not enter into a futures  contract or futures option contract if, immediately  thereafter,  the aggregate initial margin deposits relating to such positions plus premiums  paid by it for open  futures  option  positions,  less the amount by which any such  options are  "in-the-money,"
would exceed 5% of the Fund's total assets.  A call option is  "in-the-money"  if the value of the futures contract that is the subject of the option  exceeds the exercise  price.  A put option is  "in-the-money"  if the exercise price exceeds the value of the futures contract that is the subject of the option.
..........When  purchasing a futures  contract,  the Fund will maintain with its custodian  (and  mark-to-market  on a daily basis)  cash or other  liquid  assets  that,  when added to the amounts  deposited  with a futures  commission  merchant as margin,  are equal to the market  value of the  futures  contract.  Alternatively,  the Fund may  "cover"  its  position by purchasing a put option on the same futures  contract  with a strike price as high or higher than the price of the contract held by the Fund.

..........When selling a futures contract,  the Fund will maintain with its custodian (and  mark-to-market on a daily basis)
liquid assets that,  when added to the amount  deposited  with a futures  commission  merchant as margin,  are equal to the market value of the  instruments  underlying the contract.  Alternatively,  the Fund may "cover" its position by owning the instruments  underlying  the  contract  (or,  in the case of an index  futures  contract,  a  portfolio  with a  volatility substantially  similar  to that of the  index on which  the  futures  contract  is  based),  or by  holding  a call  option permitting  the Fund to purchase the same futures  contract at a price no higher than the price of the contract  written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

..........When selling a call option on a futures  contract,  the Fund will maintain with its custodian (and  mark-to-market on a daily  basis)  cash or other  liquid  assets  that,  when added to the  amounts  deposited  with a futures  commission merchant as margin,  equal the total market value of the futures contract  underlying the call option.  Alternatively,  the
Fund may cover its position by entering  into a long  position in the same  futures  contract at a price no higher than the strike price of the call option, by owning the instruments  underlying the futures contract,  or by holding a separate call option  permitting  the Fund to purchase the same futures  contract at a price not higher than the strike price of the call option sold by the Fund.

..........When selling a put option on a futures contract,  the Fund will maintain with its custodian (and mark-to market on a daily  basis) cash or other  liquid  assets that equal the  purchase  price of the futures  contract,  less any margin on deposit.  Alternatively,  the Fund may cover the  position  either by entering  into a short  position in the same  futures contract,  or by owning a separate put option  permitting it to sell the same futures  contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

..........Swap Agreements.  The Fund may enter into interest rate, index,  credit and currency exchange rate swap agreements for  purposes  of  attempting  to  obtain a  particular  desired  return  at a lower  cost to the Fund than if the Fund had invested  directly in an  instrument  that yielded that desired  return.  The Portfolio may also enter into options on swap agreements.  For a discussion of swap agreements,  see the Company's  Prospectus under "Investment  Programs of the Funds."
The Fund's  obligations  under a swap  agreement  will be accrued daily (offset  against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap  counterparty  will be covered by segregating cash or other liquid assets to avoid any potential  leveraging of the Fund's  portfolio.  The Fund will not enter into a swap agreement with any single party if the net amount  owned or to be received  under  existing  contracts  with that party would exceed 5% of the Fund's assets.

..........Whether the Fund's use of swap  agreements  will be  successful in furthering  its  investment  objective of total return will depend on the  Sub-advisor's  ability  correctly to predict  whether certain types of investments are likely to produce  greater  returns than other  investments.  Because they are two party contracts and because they may have terms of longer than seven days,  swap  agreements  may be considered to be illiquid.  Moreover,  the Fund bears the risk of loss of the amount  expected to be received  under a swap  agreement in the event of the default or bankruptcy of a swap  agreement counterparty.  The Sub-advisor  will cause the Fund to enter into swap agreements  only with  counterparties  that would be eligible for  consideration  as repurchase  agreement  counterparties  under the Fund's  repurchase  agreement  guidelines.
Certain  restrictions  imposed  on the  Funds by the  Internal  Revenue  Code may  limit  the  Funds'  ability  to use swap agreements.  The swaps market is a relatively new market and is largely  unregulated.  It is possible that  developments in the swaps market,  including  potential  government  regulation,  could  adversely  affect the Fund's  ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

..........Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore,  are not regulated as futures or commodity  option  transactions  under the CEA,  pursuant to regulations  approved by the CFTC.
To qualify for this exemption,  a swap agreement must be entered into by "eligible  participants." To be eligible,  natural persons and most other entities must have total assets  exceeding $10 million;  commodity pools and employee  benefit plans must have assets exceeding $5 million.  In addition,  an eligible swap transaction must meet three  conditions.  First, the swap  agreement may not be part of a fungible  class of agreements  that are  standardized  as to their  material  economic terms.  Second,  the  creditworthiness  of parties with actual or potential  obligations under the swap agreement must be a material  consideration in entering into or determining the terms of the swap agreement,  including pricing, cost or credit enhancement  terms.  Third,  swap  agreements may not be entered into and traded on or through a  multilateral  transaction execution facility.

..........This exemption is not exclusive,  and partnerships may continue to rely on existing  exclusions for swaps, such as the Policy Statement issued in July 1989 which  recognized a safe harbor for swap  transactions  from regulation as futures or commodity option  transactions  under the CEA or its  regulations.  The Policy  Statement  applies to swap  transactions settled  in cash  that (1) have  individual  tailored  terms,  (2) lack  exchange-style  offset  and the use of a  clearing organization or margin system,  (3) are undertaken in conjunction with a line of business,  and (4) are not marketed to the public.

..........Structured  Notes.  Structured  notes are derivative debt  securities,  the interest rate or principal of which is related to another economic  indicator or financial market index.  Indexed  securities  include structured notes as well as securities  other than debt  securities,  the  interest  rate or  principal  of which is  determined  by such an  unrelated indicator.  Indexed  securities may include a multiplier  that  multiplies the indexed  element by a specified  factor and, therefore,  the value of such  securities  may be very  volatile.  To the  extent  the Fund  invests  in these  securities, however,  the  Sub-advisor  analyzes  these  securities in its overall  assessment of the effective  duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

..........Foreign  Currency  Exchange-Related  Securities.  The Fund may  invest in  foreign  currency  warrants,  principal exchange rate linked  securities and  performance  indexed  paper.  For a description  of these  instruments,  see this SAI under "Certain Risk Factor and Investment Methods."

..........Warrants to Purchase  Securities.  The Fund may invest in or acquire  warrants to purchase  equity or fixed-income securities.  Bonds with warrants  attached to purchase equity  securities have many  characteristics  of convertible  bonds and their  prices may, to some degree,  reflect the  performance  of the  underlying  stock.  Bonds also may be issued with warrants  attached to purchase  additional  fixed-income  securities  at the same coupon rate. A decline in interest  rates would  permit the Fund to buy  additional  bonds at the  favorable  rate or to sell the  warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

..........Hybrid  Instruments.  The Fund may invest up to 5% of its assets in hybrid  instruments.  A hybrid  instrument can combine the characteristics of securities,  futures,  and options.  Hybrids can be used as an efficient means of pursuing a variety of  investment  goals,  including  currency  hedging,  duration  management,  and increased  total  return.  For an additional  discussion of hybrid instruments and certain risks involved therein,  see the Company's SAI under "Certain Risk
Factors and Investment Methods."

         Inverse Floaters.  The Fund may also invest in inverse floating rate debt instruments  ("inverse  floaters").  The interest  rate on an inverse  floater  resets in the  opposite  direction  from the market  rate of  interest  to which the inverse  floater is indexed.  An inverse  floating rate security may exhibit  greater  price  volatility  than a fixed rate obligation  of similar  credit  quality.  The Fund will not invest  more than 5% of its net  assets in any  combination  of inverse floater, interest only, or principal only securities.

         Loan  Participations.  The Fund may purchase  participations in commercial loans. Such indebtedness may be secured or  unsecured.  Loan  participations  typically  represent  direct  participation  in a loan to a corporate  borrower,  and
generally  are  offered  by  banks  or  other  financial   institutions  or  lending   syndicates.   When  purchasing  loan
participations,  the Fund assumes the credit risk  associated  with the  corporate  borrower and may assume the credit risk associated  with an  interposed  bank or other  financial  intermediary.  The  participation  interests  in which  the Fund intends to invest may not be rated by any nationally recognized rating service.

         A loan is often  administered  by an agent bank acting as agent for all holders.  The agent bank  administers  the terms of the loan,  as  specified  in the loan  agreement.  In  addition,  the agent bank is normally  responsible  for the collection of principal and interest  payments from the corporate  borrower and the  apportionment of these payments to the credit  of all  institutions  which  are  parties  to the loan  agreement.  Unless,  under  the  terms of the loan or other indebtedness,  the Fund has direct recourse against the corporate borrower,  the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

         A financial  institution's  employment  as agent bank might be  terminated in the event that it fails to observe a requisite  standard of care or becomes  insolvent.  A successor  agent bank would  generally  be  appointed  to replace the terminated  agent bank,  and assets held by the agent bank under the loan agreement  should remain  available to holders of such  indebtedness.  However,  if assets held by the agent bank for the benefit of the Fund were  determined  to be subject to the claims of the agent bank's  general  creditors,  the Fund might incur certain costs and delays in realizing  payment on a loan or loan  participation  and could suffer a loss of principal  and/or  interest.  In  situations  involving  other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct  indebtedness  depend  primarily  upon the  creditworthiness  of the corporate  borrower for payment of principal and  interest.  If the Fund does not receive  scheduled  interest or principal payments  on such  indebtedness,  the  Fund's  share  price and yield  could be  adversely  affected.  Loans that are fully secured  offer the Fund more  protection  than an  unsecured  loan in the event of  non-payment  of  scheduled  interest or principal.  However,  there is no assurance  that the  liquidation  of  collateral  from a secured  loan would  satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Fund may invest in loan  participations  with credit  quality  comparable to that of issuers of its securities investments.  Indebtedness of companies whose  creditworthiness  is poor involves  substantially  greater risks, and may be highly  speculative.  Some companies may never pay off their  indebtedness,  or may pay only a small fraction of the amount owed.  Consequently,  when investing in  indebtedness of companies with poor credit,  the Fund bears a substantial  risk of losing the entire amount invested.

         The Fund  limits the amount of its total  assets  that it will  invest in any one issuer or in issuers  within the same industry (see "Investment  Restrictions").  For purposes of these limits,  the Fund generally will treat the corporate borrower  as the  "issuer"  of  indebtedness  held by the Fund.  In the case of loan  participations  where a bank or other lending institution serves as a financial  intermediary  between the Fund and the corporate borrower,  if the participation does not shift to the Fund the  direct  debtor-creditor  relationship  with the  corporate  borrower,  SEC  interpretations require the Fund to treat both the lending bank or other lending  institution  and the corporate  borrower as "issuers" for the purposes of  determining  whether the Fund has invested more than 5% of its total assets in a single  issuer.  Treating a financial  intermediary  as an issuer of indebtedness  may restrict the Fund's ability to invest in indebtedness  related to a single  financial  intermediary,  or a group of  intermediaries  engaged in the same industry,  even if the underlying borrowers represent many different companies and industries.

         Loan and other types of direct  indebtedness  may not be readily  marketable and may be subject to restrictions on resale.  In some cases,  negotiations  involved in disposing of indebtedness  may require weeks to complete.  Consequently, some  indebtedness  may be  difficult or  impossible  to dispose of readily at what the  Sub-advisor  believes to be a fair price.  In addition,  valuation of illiquid  indebtedness  involves a greater degree of judgment in determining  the Fund's net asset value than if that value were based on available market  quotations,  and could result in significant  variations in the Fund's daily share price.  At the same time,  some loan  interests are traded among certain  financial  institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness  develops,  the liquidity of these instruments is expected to improve.  In addition,  the Fund currently  intends to treat  indebtedness for which there is no readily  available market as illiquid for purposes of the Fund's  limitation on illiquid  investments.  Investments in loan participations are considered to be debt obligations for purposes of the Company's  investment  restriction relating to the lending of funds or assets by the Fund.

         Investments  in loans through a direct  assignment of the financial  institution's  interests  with respect to the loan may involve  additional risks to the Fund. For example,  if a loan is foreclosed,  the Fund could become part owner of any  collateral,  and would bear the costs and  liabilities  associated  with owning and  disposing of the  collateral.  In addition,  it is  conceivable  that under emerging  legal  theories of lender  liability,  the Fund could be held liable as co-lender.  It is unclear whether loans and other forms of direct  indebtedness  offer  securities law protections  against fraud and  misrepresentation.  In the absence of  definitive  regulatory  guidance,  the Fund  relies on the  Sub-advisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         Delayed Funding Loans and Revolving  Credit  Facilities.  The Fund may enter into, or acquire  participations  in, delayed  funding  loans and  revolving  credit  facilities.  Delayed  funding loans and  revolving  credit  facilities  are borrowing  arrangements  in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified  term.  These  commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise  decide to do so (including at a time when the company's  financial  condition  makes it unlikely  that such amounts  will be repaid).  To the extent that the Fund is committed  to advance  additional  funds,  it will at all times  segregate  liquid  assets,  determined to be liquid by the  Sub-advisor  in accordance  with  procedures established by the Board of Directors,  in an amount  sufficient to meet such  commitments.  The Fund may invest in delayed funding  loans and  revolving  credit  facilities  with  credit  quality  comparable  to that of issuers of its  securities investments.  Delayed funding loans and revolving  credit  facilities may be subject to restrictions on transfer,  and only limited  opportunities may exist to resell such instruments.  As a result,  the Fund may be unable to sell such investments at an  opportune  time or may have to resell  them at less than  fair  market  value.  The Fund  currently  intend to treat delayed  funding loans and  revolving  credit  facilities  for which there is no readily  available  market as illiquid for purposes of the Fund's  limitation on illiquid  investments.  Participation  interests in revolving credit  facilities will be subject to the limitations  discussed  above under "Loan  Participations."  Delayed  funding loans and revolving  credit facilities are  considered to be debt  obligations  for purposes of the Company's  investment  restriction  relating to the lending of funds or assets by the Fund.

         Lending Portfolio  Securities.  For the purpose of achieving income,  the Fund may lend its portfolio  securities, provided (1) the loan is secured  continuously  by  collateral  consisting  of U.S.  Government  securities or cash or cash equivalents (cash, U.S.  Government  securities,  negotiable  certificates of deposit,  bankers'  acceptances or letters of credit)  maintained  on a daily  mark-to-market  basis in an  amount  at least  equal to the  current  market  value of the securities  loaned,  (2) the Fund may at any time call the loan and obtain the return of  securities  loaned,  (3) the Fund will receive any interest or dividends  received on the loaned  securities,  and (4) the aggregate  value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

         Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

         1.       Invest more than 15% of the assets of the Fund (taken at market value at the time of the  investment)  in
"illiquid  securities;"  illiquid  securities  being  defined  to  include  securities  subject  to  legal  or  contractual restrictions  on resale (which may include private  placements),  repurchase  agreements  maturing in more than seven days, certain  options traded over the counter that the Fund has purchased,  securities  being used to cover options the Fund has written,  securities for which market  quotations are not readily  available,  or other  securities which legally or in the
Sub-advisor's option may be deemed illiquid;

         2.       Purchase  securities  for the Fund  from,  or sell  portfolio  securities  to,  any of the  officers  and directors or trustees of the Company, the Trust, the Investment Manager or the Sub-advisor;

         3.       Invest more than 5% of the assets of the Fund (taken at market  value at the time of  investment)  in any combination of interest only, principal only, or inverse floating rate securities;

         4.       Invest in companies for the purpose of exercising management or control;

         5.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment Company Act of 1940;

         6.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance of purchases  of portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with futures  contracts or other permissible investments;

         7.       Purchase or sell oil, gas or other mineral programs;

         8.       Maintain a short position,  or purchase,  write or sell puts, calls,  straddles,  spreads or combinations thereof,  except as set forth in the Company's  Prospectus and this SAI for transactions in options,  futures,  and options on futures transactions arising under swap agreements or other derivative instruments; or

         9.       Pledge,  mortgage or hypothecate its assets,  except as may be necessary in connection  with  permissible borrowings or investments;  and then such pledging,  mortgaging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or  investment.  The deposit of assets in escrow in connection  with the writing of covered put and call options and the purchase of securities on a when-issued or delayed  delivery  basis,  collateral  arrangements with  respect to initial or  variation  margin  deposits  for future  contracts  and  commitments  entered  into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Portfolio's assets.

ASAF Money Market Fund:

Investment  Objective:  The  investment  objective of the Fund is to seek high current  income and maintain  high levels of liquidity.

Investment Policies:

..........Bank  Obligations.  The Fund will not invest in bank obligations for which any affiliate of the Sub-advisor is the ultimate obligor or accepting bank.

..........Asset-Backed  Securities.  The Fund may  invest in  asset-backed  securities  backed by credit  card  receivables, automobile  loans,  manufactured  housing loans and home equity loans in an aggregate amount of up to 10% of the Fund's net assets,  subject to the limitations of rule 2a-7 under in Investment  Company Act of 1940. These  asset-backed  securities, in  general,  are  subject  to  certain  risks.  Most of these  risks  are  related  to  limited  interests  in  applicable collateral.  For example,  credit card  receivables are generally  unsecured and the debtors are entitled to the protection of a number of state and  federal  consumer  credit  laws,  many of which give such  debtors  the right to set off  certain amounts on credit  card debt  thereby  reducing  the  balance  due.  Additionally,  if the  letter of credit is  exhausted, holders of asset-backed  securities may also experience  delays in payments or losses if the full amounts due on underlying sales  contracts are not realized.  Because  asset-backed  securities  are relatively  new, the market  experience in these securities  is limited and the market's  ability to sustain  liquidity  through all phases of the market cycle has not been tested.  For a discussion of asset-backed  securities and the risks involved therein see the Company's  Prospectus and this
SAI under "Certain Risk Factors and Investment Methods."

..........Synthetic  Instruments.  As may be  permitted by current laws and  regulations  and if expressly  permitted by the
Directors of the Company,  the Fund may invest in certain  synthetic  instruments.  Such instruments  generally involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of  certificates  evidencing  interests in the trust.  The  certificates  are generally sold in private  placements in reliance on Rule 144A of the Securities Act of 1933
(without registering the certificates under such Act).

..........Reverse Repurchase  Agreements.  The Fund invests the proceeds of borrowings under reverse repurchase  agreements.
The Fund will enter into a reverse  repurchase  agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest  expense of the  transaction.  The Fund will not invest the proceeds of a reverse repurchase  agreement for a period which exceeds the duration of the reverse repurchase  agreement.  The Fund may not enter into reverse  repurchase  agreements  exceeding in the aggregate  one-third of the market value of its total  assets,  less liabilities  other than the  obligations  created by reverse  repurchase  agreements.  The Fund will establish and maintain with its  custodian  a separate  account  with a  segregated  portfolio  of  securities  in an amount at least equal to its purchase  obligations  under its  reverse  repurchase  agreements.  If  interest  rates  rise  during the term of a reverse repurchase  agreement,  such reverse  repurchase  agreement may have a negative  impact on the Fund's ability to maintain a net asset value of $1.00 per share.

..........Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  foreign  securities.  Any foreign commercial paper must not be subject to foreign  withholding  tax at the time of purchase.  Foreign  investments  may be made directly in securities of foreign issuers or in the form of American  Depositary  Receipts ("ADRs") and European Depositary Receipts
("EDRs").  Generally,  ADRs and EDRs are receipts  issued by a bank or trust company that evidence  ownership of underlying securities  issued  by a  foreign  corporation  and that are  designed  for use in the  domestic,  in the case of ADRs,  or
European,  in the case of EDRs,  securities  markets.  For a discussion  of depositary  receipts and the risks  involved in investing in foreign securities, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

..........Lending  Portfolio  Securities.  Loans will be subject to termination by the Fund in the normal  settlement  time, generally  three business days after notice.  Borrowed  securities  must be returned when the loan is terminated.  The Fund may pay  reasonable  finders' and custodial  fees in connection  with a loan. In making a loan,  the Fund will consider the creditworthiness of the borrowing financial institution.

..........Investment  Policies  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitations  are not
"fundamental"  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The Fund will not:

..........1.       Invest in companies for the purpose of exercising management or control;

..........2.       Purchase  securities  of  open-end or  closed-end  investment  companies  except in  compliance  with the
Investment Company Act of 1940;

..........3.       Purchase  securities on margin,  make short sales of securities,  or maintain a short position,  provided that this  restriction  shall not be deemed to be  applicable  to the  purchase  or sale of  when-issued  securities  or of securities for delivery at a future date;

..........4.       Acquire any illiquid securities,  such as repurchase  agreements with more than seven days to maturity or fixed time  deposits  with a duration of over seven  calendar  days,  if as a result  thereof,  more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

..........5.       Mortgage,  pledge or hypothecate any assets,  except as may be necessary in connection  with  permissible borrowings or investments;  and then such mortgaging,  pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

..........6.       Purchase or sell puts,  calls,  straddles,  spreads,  or any  combination  thereof,  except to the extent permitted by the Company's Prospectus and this SAI; or

..........7.       Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                                            FUNDAMENTAL INVESTMENT RESTRICTIONS

..........Investment  Restrictions.  Each Fund and Portfolio has adopted the following fundamental  investment  restrictions which may not be changed without shareholder approval.

..........1.  Senior  Securities.  No Fund or  Portfolio  may  issue  senior  securities,  except  as  permitted  under  the
             ------------------
Investment Company Act of 1940 (the "1940 Act").

..........2.  Borrowing.  No Fund or Portfolio  may borrow  money,  except that a Fund or Portfolio may (i) borrow money for
             ---------
non-leveraging,  temporary  or  emergency  purposes,  and (ii)  engage in  reverse  repurchase  agreements  and make  other investments  or engage in other  transactions,  which may  involve a  borrowing,  in a manner  consistent  with the Fund or
Portfolio's  investment  objective and policies;  provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund or Portfolio's  assets  (including the amount borrowed) less  liabilities  (other than borrowings) or such other  percentage  permitted by law.  Any  borrowings  which come to exceed this amount will be reduced in  accordance with  applicable  law.  Subject to the above  limitations,  the Funds and Portfolios may borrow from banks or other persons to the extent permitted by applicable law.

..........3.  Underwriting.  No Fund or Portfolio may underwrite  securities  issued by other persons,  except to the extent
             ------------
that the Fund or  Portfolio  may be deemed to be an  underwriter  (within  the  meaning of the  Securities  Act of 1933) in connection with the purchase and sale of portfolio securities.

..........4. Real  Estate.  No Fund or  Portfolio  may  purchase  or sell real  estate  unless  acquired  as a result of the
            ------------
ownership of securities or other  instruments;  provided that this restriction  shall not prohibit a Fund or Portfolio from investing in  securities  or other  instruments  backed by real estate or in  securities  of companies  engaged in the real estate business.

..........5.  Commodities.  No Fund or Portfolio may purchase or sell physical  commodities  unless  acquired as a result of
             -----------
the ownership of securities or  instruments;  provided that this  restriction  shall not prohibit a Fund or Portfolio  from
(i) engaging in permissible  options and futures  transactions  and forward foreign  currency  contracts in accordance with the Fund's or Portfolio's investment policies, or (ii) investing in securities of any kind.

..........6.  Lending.  No Fund or  Portfolio  may make  loans,  except  that a Fund or  Portfolio  may (i)  lend  portfolio
             -------
securities in accordance with the Fund or Portfolio's  investment  policies in amounts up to 33 1/3% of the total assets of the Fund or Portfolio taken at market value,  (ii) purchase money market  securities and enter into repurchase  agreements, and (iii) acquire publicly distributed or privately placed debt securities and purchase debt.

..........7.  Industry  Concentration.  No Fund or  Portfolio  other  than the  ASAF  INVESCO  Technology  Fund and the ASAF
             -----------------------
INVESCO  Health  Sciences  Fund may  purchase  any  security  if,  as a  result,  more than 25% of the value of the Fund or
Portfolio's  assets would be invested in the securities of issuers having their principal  business  activities in the same industry;  provided that this  restriction  does not apply to investments  in obligations  issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities  (or repurchase  agreements with respect thereto).  The ASAF INVESCO
Technology  Fund may invest more than 25% of the value of its assets in the  securities of companies  doing business in one or more industries relating to technology.

..........8.  Diversification.  No Fund or Portfolio  other than the ASAF Janus  Mid-Cap  Fund and the ASAF ProFund  Managed
             ---------------
OTC Fund may,  with respect to 75% of the value of its total  assets,  purchase the  securities  of any issuer  (other than securities issued or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities)  if, as a result, (i)
more than 5% of the value of the Fund's or  Portfolio's  total assets would be invested in the  securities  of such issuer, or (ii) more than 10% of the  outstanding  voting  securities  of such issuer would be held by the Fund or  Portfolio.  The
ASAF Janus Mid-Cap Fund and the ASAF ProFund  Managed OTC Fund may not, with respect to 50% of its total assets,  invest in the securities of any one issuer (other than the U.S.  Government and its agencies and  instrumentalities),  if immediately after and as a result of such  investment  more than 5% of the total  assets of the  Portfolio  would be  invested  in such issuer.

..........Notes to Investment  Restrictions.  The following notes should be read in conjunction  with the above  fundamental investment restrictions.  These notes are not fundamental policies and may be changed without shareholder approval.
                                          ---

         o    Applicable to All Funds and  Portfolios:  If a restriction on a Fund's or Portfolio's  investments is adhered
              ---------------------------------------
to at the time an  investment  is made, a subsequent  change in the  percentage  of Fund or  Portfolio  assets  invested in certain securities or other instruments,  or change in average duration of the Fund's or Portfolio's  investment portfolio, resulting  from changes in the value of the Fund's or Portfolio's  total assets,  will not be considered a violation of the restriction;  provided,  however,  that the asset coverage requirement  applicable to borrowings shall be maintained in the manner contemplated by applicable law.

         o    Applicable  to All Funds and  Portfolios:  With  respect to  investment  restrictions  (2) and (6), a Fund or
              ----------------------------------------
Portfolio  will not borrow or lend to any other fund unless it applies for and  receives an  exemptive  order from the SEC, if so required,  or the SEC issues  rules  permitting  such  transactions.  There is no  assurance  the SEC would grant any order requested by the Fund or Portfolio or promulgate any rules allowing the transactions.

         o    Applicable  to All Funds and  Portfolios.  With respect to investment  restriction  (6), the  restriction  on
              ----------------------------------------
making loans is not considered to limit a Fund or Portfolio's investments in loan participations and assignments.

         o    Applicable  Only to the ASAF Founders  International  Small  Capitalization  Fund: With respect to investment
              ---------------------------------------------------------------------------------
restriction (7), the Funds use industry classifications based, where applicable,  on Baseline,  Bridge Information Systems,
                                                                                     --------   --------------------------
Reuters,  the S&P Stock  Guide  published  by Standard & Poor's,  information  obtained  from  Bloomberg  L.P.  and Moody's
-------       ----------------
International,  and/or  the  prospectus  of the  issuing  company.  Selection  of an  appropriate  industry  classification resource will be made by the Sub-advisor in the exercise of its reasonable discretion.

         o    Applicable Only to the ASAF Gabelli  Small-Cap Value Fund:  With respect to investment  restrictions  (2) and
              ---------------------------------------------------------
(6), the Fund has no current  intention of borrowing or lending to any other fund.  For purposes of investment  restriction
(6), the Fund will consider the  acquisition  of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

         o    Applicable only to the ASAF Strong  International  Equity Fund. With respect to investment  restriction  (7),
              --------------------------------------------------------------
the Fund will not consider a bank-issued  guaranty or financial  guaranty  insurance as a separate security for purposes of determining the percentage of the Fund's assets invested in the securities of issuers in a particular industry.

                                        CERTAIN RISK FACTORS AND INVESTMENT METHODS

..........Some of the investment  instruments,  techniques and methods which may be used by one or more of the Funds and the risks attendant  thereto are described below.  Other risk factors and investment  methods may be described in the Company's
Prospectus  under  "Investment  Programs of the Funds" and "Certain Risk Factors and  Investment  Methods," and in this SAI under  "Investment  Programs of the Funds." The risk factors and  investment  methods  described  below only apply to those
Funds or  Portfolios  that may invest in such  securities  or use such  investment  methods.  The below  references  to the investment methods used by the Feeder Funds apply equally to the Funds' corresponding Portfolios.

..........Debt Obligations.  Yields on short, intermediate,  and long-term securities are dependent on a variety of factors, including,  the general conditions of the money and bond markets,  the size of a particular  offering,  the maturity of the obligation,  and the rating of the issue.  Debt  securities  with longer  maturities  tend to produce higher yields and are generally subject to potentially  greater capital  appreciation and depreciation  than obligations with shorter  maturities and lower yields.  The market prices of debt  securities  usually vary,  depending  upon available  yields.  An increase in prevailing  interest  rates will  generally  reduce the value of debt  investments,  and a decline in  interest  rates will generally  increase  the value of debt  investments.  The ability of a Fund to achieve  its  investment  objective  is also dependent  on the  continuing  ability  of the  issuers  of the debt  securities  in  which a Fund  invests  to meet  their obligations for the payment of interest and principal when due.

 ........Special Risks  Associated  with  Low-Rated and Comparable  Unrated  Securities.  Low-rated and comparable  unrated securities,  while generally  offering higher yields than  investment-grade  securities  with similar  maturities,  involve greater risks,  including the possibility of default or bankruptcy.  They are regarded as  predominantly  speculative  with respect to the issuer's  capacity to pay interest and repay principal.  The special risk  considerations in connection with such investments are discussed below.  See the Appendix of this SAI for a discussion of securities ratings.

..........         Effect of Interest Rates and Economic  Changes.  The low-rated and comparable  unrated  securities market is relatively new, and its growth  paralleled a long economic  expansion.  As a result, it is not clear how this market may withstand a prolonged  recession or economic  downturn.  Such a prolonged  economic  downturn  could  severely  disrupt the market for and adversely affect the value of such securities.

..........         All  interest-bearing  securities  typically  experience  appreciation  when  interest  rates decline and depreciation  when interest rates rise. The market values of low-rated and comparable  unrated  securities  tend to reflect individual  corporate  developments  to a  greater  extent  than do  higher-rated  securities,  which  react  primarily  to fluctuations  in the general level of interest  rates.  Low-rated and comparable  unrated  securities  also tend to be more sensitive to economic  conditions than are higher-rated  securities.  During an economic  downturn or a sustained period of rising interest rates,  highly leveraged issuers of low-rated and comparable  unrated  securities may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be adversely  affected by specific  corporate  developments,  the issuer's  inability to meet specific projected business forecasts,  or the unavailability of additional financing.  The risk of loss due to default by an issuer of low-rated and comparable  unrated  securities is significantly  greater than issuers of higher-rated  securities because such  securities  are generally  unsecured  and are often  subordinated  to other  creditors.  Further,  if the issuer of a low-rated and comparable unrated security defaulted,  a Fund might incur additional  expenses to seek recovery.  Periods of economic  uncertainty  and changes would also generally  result in increased  fluctuation in the market prices of low-rated and comparable unrated securities and thus in a Fund's net asset value.

..........         As previously  stated,  the value of such a security  will decrease in a rising  interest rate market and accordingly,  so will a Fund's net asset value. If a Fund experiences  unexpected net redemptions in such a market,  it may be forced to  liquidate  a portion of its  portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of some high-yield  securities  (discussed  below), a Fund may be forced to liquidate these securities at a substantial  discount.  Any such liquidation  would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for a Fund.

..........         Payment  Expectations.  Low-rated and comparable unrated securities  typically contain redemption,  call, or prepayment provisions which permit the issuer of securities  containing such provisions to, at their discretion,  redeem the  securities.  During  periods of falling  interest  rates,  issuers of  high-yield  securities  are likely to redeem or prepay the  securities  and refinance  them with debt  securities  with a lower  interest  rate. To the extent an issuer is able  to  refinance  the  securities,  or  otherwise  redeem  them,  a Fund  may  have to  replace  the  securities  with a lower-yielding security, which would result in a lower return for a Fund.

..........         Issuers of  lower-rated  securities  are often highly  leveraged,  so that their ability to service their debt obligations  during an economic  downturn or during sustained  periods of rising interest rates may be impaired.  Such issuers  may not have more  traditional  methods  of  financing  available  to them and may be unable to repay  outstanding obligations  at maturity by  refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is  significantly  greater because such securities  frequently are unsecured and  subordinated to the prior payment of senior indebtedness.

..........         Credit  Ratings.  Credit  ratings  issued by  credit-rating  agencies  attempt to evaluate  the safety of principal and interest  payments of rated  securities.  They do not,  however,  evaluate the market value risk of low-rated and comparable  unrated  securities  and,  therefore,  may not fully reflect the true risks of an investment.  In addition, credit-rating  agencies  may or may not make  timely  changes  in a rating to  reflect  changes  in the  economy  or in the condition of the issuer that affect the market value of the security.  Consequently,  credit  ratings may be used only as a preliminary  indicator of investment  quality.  Investments in low-rated and  comparable  unrated  securities  will be more dependent on the applicable  Sub-advisor's  credit  analysis than would be the case with  investments  in  investment-grade debt  securities.  Such  Sub-advisor  may employ its own credit  research  and  analysis,  which  could  include a study of existing  debt,  capital  structure,  ability to service debt and to pay  dividends,  the issuer's  sensitivity to economic conditions,  its  operating  history,  and the  current  trend  of  earnings.  The  Sub-advisors  continually  monitor  the investments in a Fund and evaluate  whether to dispose of or to retain  low-rated and comparable  unrated  securities whose credit ratings or credit quality may have changed.

..........         Liquidity  and  Valuation.  A Fund may have  difficulty  disposing of certain  low-rated  and  comparable unrated  securities  because  there may be a thin  trading  market  for such  securities.  There is no  established  retail secondary  market for many of these  securities.  A Fund  anticipates  that such securities could be sold only to a limited number of dealers or  institutional  investors.  To the extent a secondary  trading market does exist,  it is generally not as liquid as the secondary  market for higher-rated  securities.  The lack of a liquid secondary market may have an adverse impact on the  market  price of the  security.  As a result,  a Fund's  asset  value and a Fund's  ability  to  dispose  of particular  securities,  when necessary to meet a Fund's  liquidity needs or in response to a specific  economic event, may be impacted.  The lack of a liquid  secondary  market for certain  securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a portfolio.  Market  quotations are generally  available on many low-rated and comparable  unrated issues only from a limited number of dealers and may not necessarily  represent firm bids of such dealers or prices for actual  sales.  During  periods of thin trading,  the spread  between bid and asked prices is likely to increase  significantly.  In  addition,  adverse  publicity  and  investor  perceptions,  whether or not based on fundamental analysis,  may decrease the values and liquidity of low-rated and comparable unrated securities,  especially in a thinly-traded market.

..........Put and Call Options:

..........         Writing  (Selling)  Call  Options.  A call  option  gives the holder  (buyer)  the "right to  purchase" a security or currency at a specified  price (the exercise  price),  at expiration of the option  (European  style) or at any time until a certain  date (the  expiration  date)  (American  style).  So long as the  obligation  of the writer of a call option continues,  he may be assigned an exercise notice by the broker-dealer  through whom such option was sold, requiring him to deliver the underlying  security or currency  against  payment of the exercise  price.  This  obligation  terminates upon the  expiration of the call option,  or such earlier time at which the writer effects a closing  purchase  transaction by purchasing an option identical to that previously sold.

..........         When writing a call option,  a Fund, in return for the premium,  gives up the opportunity for profit from a price increase in the underlying  security or currency above the exercise price, but conversely  retains the risk of loss should the price of the  security or currency  decline.  Unlike one who owns  securities  or  currencies  not subject to an option,  a Fund has no control over when it may be required to sell the underlying  securities or currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its  obligation as a writer.  If a call option which a Fund has written  expires,  the Fund will realize a gain in the amount of the premium;  however,  such gain may be offset by a decline in the market value of the underlying  security or currency  during the option  period.  If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or currency.

..........         Writing  (Selling)  Put Options.  A put option gives the  purchaser of the option the right to sell,  and the writer  (seller) has the  obligation  to buy,  the  underlying  security or currency at the  exercise  price during the option period  (American  style) or at the  expiration of the option  (European  style).  So long as the  obligation of the writer continues,  he may be assigned an exercise notice by the broker-dealer  through whom such option was sold, requiring him to make payment of the exercise  price against  delivery of the underlying  security or currency.  The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

..........         Premium  Received  from Writing Call or Put Options.  A Fund will receive a premium from writing a put or call  option,  which  increases  such  Fund's  return in the event the  option  expires  unexercised  or is closed out at a profit.  The amount of the  premium  will  reflect,  among  other  things,  the  relationship  of the  market  price of the underlying  security to the exercise price of the option,  the term of the option and the volatility of the market price of the  underlying  security.  By writing a call  option,  a Fund limits its  opportunity  to profit from any  increase in the market value of the underlying  security above the exercise  price of the option.  By writing a put option,  a Fund assumes the risk that it may be required to purchase the  underlying  security  for an exercise  price higher than its then current market value,  resulting in a potential  capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

..........         Closing  Transactions.  A Fund may  terminate an option that it has written  prior to its  expiration  by entering  into a  closing  purchase  transaction  in which it  purchases  an option  having  the same  terms as the  option written.  Closing  transactions may be effected in order to realize a profit on an outstanding  call option,  to prevent an underlying  security or currency from being called, or, to permit the sale of the underlying  security or currency.  A Fund will  realize a profit  or loss from such  transaction  if the cost of such  transaction  is less or more than the  premium received  from the writing of the option.  In the case of a put option,  any loss so incurred  may be partially or entirely offset by the premium  received from a  simultaneous  or subsequent  sale of a different put option.  Because  increases in the market price of a call option will  generally  reflect  increases in the market price of the underlying  security,  any loss resulting  from the repurchase of a call option is likely to be offset in whole or in part by unrealized  appreciation of the underlying security owned by such Fund.

..........         Furthermore,  effecting  a closing  transaction  will permit a Fund to write  another  call option on the underlying  security or currency with either a different  exercise  price or expiration  date or both. If a Fund desires to sell a  particular  security or currency  from its  portfolio  on which it has written a call  option,  or  purchased a put option,  it will  seek to  effect a  closing  transaction  prior to, or  concurrently  with,  the sale of the  security  or currency.  There is, of course,  no assurance that a Fund will be able to effect such closing  transactions  at a favorable price.  If a Fund cannot  enter into such a  transaction,  it may be required to hold a security or currency  that it might otherwise  have sold.  When a Fund writes a covered call option,  it runs the risk of not being able to  participate in the appreciation  of the underlying  securities or currencies  above the exercise  price, as well as the risk of being required to hold on to securities or currencies that are  depreciating in value.  This could result in higher  transaction  costs. A
Fund will pay transaction  costs in connection with the writing of options to close out previously  written  options.  Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

..........         Purchasing  Call  Options.  Call  options may be  purchased  by a Fund for the purpose of  acquiring  the underlying  securities or currencies for its portfolio.  Utilized in this fashion,  the purchase of call options  enables a
Fund to acquire the  securities  or  currencies  at the exercise  price of the call option plus the premium  paid. At times the net cost of acquiring  securities or  currencies  in this manner may be less than the cost of acquiring the  securities or  currencies  directly.  This  technique  may also be useful  to a Fund in  purchasing  a large  block of  securities  or currencies  that would be more  difficult  to acquire by direct  market  purchases.  So long as it holds such a call option rather than the underlying  security or currency itself, a Fund is partially  protected from any unexpected  decline in the market price of the  underlying  security or currency and in such event could allow the call option to expire,  incurring a loss only to the extent of the premium paid for the option.

..........         Purchasing Put Options.  A Fund may purchase a put option on an underlying  security or currency owned by the Fund (a "protective put") as a defensive  technique in order to protect against an anticipated  decline in the value of the security or currency.  Such hedge  protection  is provided only during the life of the put option when the Fund, as the holder of the put option,  is able to sell the underlying  security or currency at the put exercise price regardless of any decline  in the  underlying  security's  market  price or  currency's  exchange  value.  For  example,  a put option may be purchased in order to protect  unrealized  appreciation of a security or currency where a Sub-advisor deems it desirable to continue to hold the  security  or  currency  because of tax  considerations.  The premium  paid for the put option and any transaction  costs would reduce any capital gain  otherwise  available  for  distribution  when the security or currency is eventually sold.

..........         If a Fund  purchases  put  options  at a time  when the  Fund  does not own the  underlying  security  or currency,  the Fund seeks to benefit from a decline in the market  price of the  underlying  security or  currency.  If the put option is not sold when it has  remaining  value,  and if the  market  price of the  underlying  security  or  currency remains  equal to or  greater  than the  exercise  price  during  the life of the put  option,  a Fund will lose its entire investment  in the put  option.  In order for the  purchase  of a put  option to be  profitable,  the  market  price of the underlying  security or currency must decline  sufficiently  below the exercise price to cover the premium and  transaction costs.

..........         Dealer Options.  Exchange-traded  options  generally have a continuous liquid market while dealer options have none.  Consequently,  a Fund will  generally be able to realize the value of a dealer option it has purchased  only by exercising  it or reselling it to the dealer who issued it.  Similarly,  when a Fund writes a dealer  option,  it generally will be able to close out the option prior to its  expiration  only by entering into a closing  purchase  transaction  with the dealer to which the Fund  originally  wrote the option.  While a Fund will seek to enter into dealer  options only with dealers who will agree to and which are expected to be capable of entering into closing  transactions  with the Fund, there can be no  assurance  that the Fund will be able to  liquidate a dealer  option at a  favorable  price at any time prior to expiration.  Until a Fund, as a covered dealer call option writer,  is able to effect a closing  purchase  transaction,  it will not be able to liquidate  securities  (or other  assets) used as cover until the option  expires or is  exercised.  In the event of  insolvency  of the other party,  a Fund may be unable to liquidate a dealer  option.  With respect to options written  by a Fund,  the  inability  to enter  into a closing  transaction  may result in  material  losses to a Fund.  For example,  since a Fund must  maintain a secured  position  with respect to any call option on a security it writes,  a Fund may not sell the assets  which it has  segregated  to secure the  position  while it is  obligated  under the option.  This requirement may impair a Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

..........         The Staff of the SEC has taken the position that  purchased  dealer options and the assets used to secure the written  dealer options are illiquid  securities.  A Fund may treat the cover used for written OTC options as liquid if the dealer  agrees that the Fund may  repurchase  the OTC option it has written for a maximum  price to be  calculated by a predetermined  formula.  In such  cases,  the OTC option  would be  considered  illiquid  only to the  extent  the  maximum repurchase  price under the formula  exceeds the intrinsic  value of the option.  To this extent,  a Fund will treat dealer options as subject to a Fund's  limitation on unmarketable or illiquid  securities.  If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instrument accordingly.

..........Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options.  During the option period,  a
Fund,  as writer of a call  option has, in return for the premium  received  on the option,  given up the  opportunity  for capital  appreciation  above the exercise  price  should the market  price of the  underlying  security  increase,  but has retained  the risk of loss should the price of the  underlying  security  decline.  The writer has no control over the time when it may be required to fulfill its  obligation  as a writer of the option.  The risk of purchasing a call or put option is that a Fund may lose the premium it paid plus  transaction  costs.  If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

..........An  exchange-traded  option  position  may be closed out only on an exchange  which  provides a secondary  market.
There can be no assurance that a liquid secondary  market will exist for a particular  option at a particular time and that a Fund can close out its  position by  effecting a closing  transaction.  If a Fund is unable to effect a closing  purchase transaction,  it cannot sell the underlying  security until the option expires or the option is exercised.  Accordingly,  a
Fund  may not be able to sell  the  underlying  security  at a time  when it  might  otherwise  be  advantageous  to do so.
Possible reasons for the absence of a liquid secondary market include the following:  (i) insufficient  trading interest in certain  options;  (ii)  restrictions on  transactions  imposed by an exchange;  (iii) trading halts,  suspensions or other restrictions imposed with respect to particular classes or series of options or underlying  securities;  (iv) inadequacy of the  facilities of an exchange or the clearing  corporation  to handle  trading  volume;  and (v) a decision by one or more exchanges to discontinue  the trading of options or impose  restrictions on orders.  In addition,  the hours of trading for options may not conform to the hours  during which the  underlying  securities  are traded.  To the extent that the options markets close before the markets for the  underlying  securities,  significant  price and rate  movements can take place in the underlying  markets that cannot be reflected in the options  markets.  The purchase of options is a highly  specialized activity  which  involves  investment  techniques  and risks  different  from  those  associated  with  ordinary  portfolio securities transactions.

..........Each exchange has established  limitations  governing the maximum number of call options,  whether or not covered, which may be written by a single  investor  acting alone or in concert with others  (regardless of whether such options are written  on the  same or  different  exchanges  or are held or  written  on one or more  accounts  or  through  one or more brokers).  An exchange may order the  liquidation  of positions  found to be in violation of these limits and it may impose other sanctions or restrictions.

..........Options on Stock  Indices.  Options on stock  indices are similar to options on specific  securities  except that, rather than the right to take or make  delivery of the specific  security at a specific  price,  an option on a stock index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the closing level of that stock index is greater than, in the case of a call,  or less than, in the case of a put, the exercise  price of the option.  This amount of cash is equal to such  difference  between the closing  price of the index and the  exercise  price of the option expressed  in  dollars  multiplied  by a  specified  multiple.  The writer of the  option is  obligated,  in return for the premium received,  to make delivery of this amount.  Unlike options on specific  securities,  all settlements of options on stock  indices are in cash and gain or loss depends on general  movements  in the stocks  included in the index rather than price movements in particular stocks.

..........Risk Factors of Options on Indices.  Because the value of an index option  depends upon the movements in the level of the index  rather than upon  movements in the price of a  particular  security,  whether a Fund will realize a gain or a loss on the  purchase  or sale of an option on an index  depends  upon the  movements  in the level of prices in the market generally  or in an  industry  or market  segment  rather  than upon  movements  in the price of the  individual  security.
Accordingly,  successful use of positions will depend upon a Sub-advisor's  ability to predict  correctly  movements in the direction  of the market  generally or in the  direction  of a particular  industry.  This  requires  different  skills and techniques than predicting changes in the prices of individual securities.

..........Index prices may be  distorted if trading of  securities  included in the index is  interrupted.  Trading in index options  also may be  interrupted  in certain  circumstances,  such as if trading  were halted in a  substantial  number of securities  in the  index.  If this  occurred,  a Fund  would  not be able to close out  options  which it had  written  or purchased and, if  restrictions on exercise were imposed,  might be unable to exercise an option it purchased,  which would result in substantial losses.

..........Price movements in portfolio  securities will not correlate perfectly with movements in the level of the index and therefore,  a Fund bears the risk that the price of the securities  may not increase as much as the level of the index.  In this event,  the Fund would bear a loss on the call which would not be completely  offset by movements in the prices of the securities.  It is also  possible  that the  index  may rise  when the  value of a  Fund's  securities  does  not.  If this occurred,  a Fund  would  experience  a loss on the call  which  would  not be offset  by an  increase  in the value of its securities and might also experience a loss in the market value of its securities.

..........Unless a Fund has other liquid  assets which are  sufficient  to satisfy the exercise of a call on the index,  the
Fund will be required  to  liquidate  securities  in order to satisfy  the  exercise.  When a Fund has written a call on an index,  there is also the risk that the market may decline between the time the Fund has the call exercised  against it, at a price  which is fixed as of the  closing  level of the  index on the date of  exercise,  and the time the Fund is able to sell  securities.  As with options on securities,  the Sub-advisor  will not learn that a call has been exercised until the day following the exercise  date,  but,  unlike a call on securities  where a Fund would be able to deliver the  underlying security in settlement,  a Fund may have to sell part of its securities in order to make  settlement in cash, and the price of such securities might decline before they could be sold.

..........If a Fund  exercises a put option on an index which it has  purchased  before final  determination  of the closing index  value for the day,  it runs the risk that the level of the  underlying  index may  change  before  closing.  If this change causes the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the  difference  between the closing index value and the exercise  price of the option  (multiplied  by the  applicable  multiplier) to the assigned writer.  Although a Fund may be able to  minimize  this risk by  withholding  exercise  instructions  until just before the daily cutoff time or by selling rather than  exercising an option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk  entirely  because the cutoff time for index  options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

..........Trading in Futures.  A futures  contract  provides for the future sale by one party and purchase by another  party of a specified amount of a specific  financial  instrument (e.g.,  units of a stock index) at a specified price, date, time and place  designated at the time the contract is made.  Brokerage  fees are incurred when a futures  contract is bought or sold and  margin  deposits  must be  maintained.  Entering  into a contract  to buy is  commonly  referred  to as buying or purchasing a contract or holding a long  position.  Entering  into a contract to sell is commonly  referred to as selling a contract or holding a short position.

..........Unlike when a Fund  purchases or sells a security,  no price would be paid or received by a Fund upon the purchase or sale of a futures contract.  Upon entering into a futures  contract,  and to maintain a Fund's open positions in futures contracts,  a Fund would be required to deposit  with its  custodian in the name of the futures  broker or directly  with a futures commission merchant an amount of cash, U.S.  government  securities,  suitable money market  instruments,  or other liquid  securities,  known as "initial margin." A margin deposit is intended to ensure a Fund's  performance of the futures contract.  The initial margin  required for a particular  futures  contract is set by the exchange on which the contract is traded,  and may be  significantly  modified  from time to time by the exchange  during the term of the  contract.  Futures contracts  are  customarily  purchased  and sold on  margins  that may range  upward  from less than 5% of the value of the contract being traded.

..........If the price of an open futures  contract changes (by increase in the case of a sale or by decrease in the case of a  purchase)  so that the loss on the  futures  contract  reaches a point at which the margin on deposit  does not  satisfy margin  requirements,  the broker will  require an increase in the margin.  However,  if the value of a position  increases because of favorable  price changes in the futures  contract so that the margin deposit  exceeds the required  margin,  the broker will pay the excess to a Fund.

..........These subsequent payments,  called "variation margin," to and from the futures broker are made on a daily basis as the price of the  underlying  assets  fluctuate  making the long and short  positions in the futures  contract more or less valuable,  a  process  known as  "marking  to the  market."  A Fund  may or may not  earn  interest  income  on its  margin deposits.  Although  certain  futures  contracts,  by their terms,  require  actual future  delivery of and payment for the underlying  instruments,  in practice most futures  contracts are usually closed out before the delivery date.  Closing out an open futures contract  purchase or sale is effected by entering into an offsetting  futures  contract  purchase or sale, respectively,  for the same  aggregate  amount of the identical  securities  and the same delivery  date. If the offsetting purchase  price is less than the  original  sale price,  a Fund  realizes a gain;  if it is more,  a Fund  realizes a loss.
Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a Fund  realizes a loss.  The  transaction  costs must also be included in these  calculations.  There can be no assurance, however,  that a Fund will be able to enter into an offsetting  transaction  with respect to a particular  futures contract at a particular  time. If a Fund is not able to enter into an offsetting  transaction,  a Fund will continue to be required to maintain the margin deposits on the futures contract.

..........A stock index  futures  contract is an  agreement  in which one party  agrees to deliver to the other an amount of cash equal to a specific  amount  multiplied by the difference  between the value of a specific stock index at the close of the last trading day of the contract and the price at which the  agreement is made.  No physical  delivery of securities is made.  For example,  one  contract in the  Financial  Times Stock  Exchange 100 Index future is a contract to buy 25 pounds sterling  multiplied by the level of the UK Financial  Times 100 Share Index on a given future date.  Settlement of a stock index futures contract may or may not be in the underlying  security.  If not in the underlying  security,  then settlement will be made in cash,  equivalent  over time to the  difference  between  the  contract  price and the actual  price of the underlying asset at the time the stock index futures contract expires.

..........Options on futures are  similar to options on  underlying  instruments  except  that  options on futures  give the purchaser the right,  in return for the premium  paid,  to assume a position in a futures  contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures  contract,  at a specified  exercise  price at any time during the period of the option.  Upon  exercise of the option,  the delivery of the futures  position  by the writer of the  option to the holder of the option  will be  accompanied  by the  delivery  of the accumulated  balance in the writer's  futures margin  account which  represents the amount by which the market price of the futures  contract,  at exercise,  exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures  contract.  Alternatively,  settlement may be made totally in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

..........The writer of an option on a futures  contract is required to deposit margin pursuant to  requirements  similar to those  applicable  to futures  contracts.  Upon  exercise of an option on a futures  contract,  the delivery of the futures position  by the writer of the option to the  holder of the option  will be  accompanied  by  delivery  of the  accumulated balance in the writer's  margin  account.  This amount will be equal to the amount by which the market price of the futures contract  at the time of exercise  exceeds,  in the case of a call,  or is less than,  in the case of a put,  the  exercise price of the option on the futures contract.

..........Although financial futures contracts by their terms call for actual delivery or acceptance of securities,  in most cases the  contracts  are closed out before the  settlement  date without the making or taking of delivery.  Closing out is accomplished  by  effecting  an  offsetting  transaction.  A futures  contract  sale is closed out by  effecting  a futures contract  purchase for the same  aggregate  amount of securities  and the same delivery date. If the sale price exceeds the offsetting  purchase  price,  the  seller  immediately  would be paid the  difference  and  would  realize  a gain.  If the offsetting  purchase  price exceeds the sale price,  the seller would  immediately  pay the  difference and would realize a loss.  Similarly,  a futures  contract  purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting  sale price exceeds the purchase  price,  the purchaser would realize a gain, whereas if the purchase  price exceeds the  offsetting  sale price,  the purchaser  would  realize a loss.  Commissions  on financial  futures  contracts and related options  transactions may be higher than those which would apply to purchases and sales of securities directly.

..........A public market exists in interest rate futures contracts covering primarily the following financial  instruments:
U.S.  Treasury bonds;  U.S.  Treasury notes;  Government  National  Mortgage  Association  ("GNMA")  modified  pass-through mortgage-backed  securities;  three-month U.S. Treasury bills;  90-day commercial paper; bank certificates of deposit;  and
Eurodollar  certificates of deposit.  It is expected that futures  contracts  trading in additional  financial  instruments will be authorized.  The standard  contract size is generally  $100,000 for futures  contracts in U.S. Treasury bonds, U.S.
Treasury notes,  and GNMA  pass-through  securities and $1,000,000 for the other  designated  futures  contracts.  A public market exists in futures contracts covering a number of indices,  including,  but not limited to, the Standard & Poor's 500
Index,  the  Standard & Poor's 100 Index,  the  NASDAQ  100 Index,  the Value Line  Composite  Index and the New York Stock
Exchange Composite Index.

..........Regulatory  Matters  Relating  to  Futures  Contracts  and  Related  Options.  The  Staff of the SEC has taken the position  that the  purchase  and sale of futures  contracts  and the  writing of related  options may give rise to "senior securities" for the purposes of the restrictions  contained in Section 18 of the 1940 Act on investment  companies' issuing senior  securities.  However,  the  Staff has  taken  the  position  that no  senior  security  will be  created  if a Fund segregates  an amount of cash or other  liquid  assets at least  equal to the  amount of the  Fund's  obligation  under the futures  contract  or option.  Each Fund will  conduct its  purchases  and sales of any  futures  contracts  and writing of related options transactions in accordance with this requirement.

..........Certain Risks  Relating to Futures  Contracts  and Related  Options.  There are special risks  involved in futures transactions.

..........         Volatility and Leverage.  The prices of futures  contracts are volatile and are  influenced,  among other things,  by actual and  anticipated  changes in the market and  interest  rates,  which in turn are  affected by fiscal and monetary policies and national and international policies and economic events.

..........         Most United  States  futures  exchanges  limit the amount of  fluctuation  permitted in futures  contract prices during a single trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary  either up or down from the  previous  day's  settlement  price at the end of a  trading  session.  Once the daily limit has been reached in a particular type of futures  contract,  no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit potential
losses,  because  the  limit  may  prevent  the  liquidation  of  unfavorable  positions.   Futures  contract  prices  have
occasionally moved to the daily limit for several  consecutive  trading days with little or no trading,  thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

..........         Because of the low margin  deposits  required,  futures  trading  involves  an  extremely  high degree of leverage.  As a result,  a relatively  small price movement in a futures  contract may result in immediate and  substantial loss,  as well as  gain,  to the  investor.  For  example,  if at the time of  purchase,  10% of the  value of the  futures contract is deposited as margin,  a subsequent  10% decrease in the value of the futures  contract  would result in a total loss of the margin  deposit,  before any deduction for the  transaction  costs,  if the account were then closed out. A 15%
decrease  would result in a loss equal to 150% of the original  margin  deposit,  if the contract were closed out.  Thus, a purchase or sale of a futures  contract  may result in losses in excess of the amount  invested  in the  futures  contract.
However, a Fund would presumably have sustained  comparable losses if, instead of the futures contract,  it had invested in the underlying  instrument  and sold it after the decline.  Furthermore,  in the case of a futures  contract  purchase,  in order to be  certain  that a Fund has  sufficient  assets to  satisfy  its  obligations  under a futures  contract,  a Fund earmarks to the futures  contract  liquid assets equal in value to the current value of the underlying  instrument less the margin deposit.

..........         Liquidity.  A Fund may elect to close  some or all of its  futures  positions  at any time prior to their expiration.  A Fund would do so to reduce exposure  represented by long futures positions or increase exposure  represented by short futures  positions.  A Fund may close its positions by taking opposite  positions which would operate to terminate the Fund's position in the futures  contracts.  Final  determinations  of variation  margin would then be made,  additional cash would be required to be paid by or released to a Fund, and such Fund would realize a loss or a gain.

..........         Futures  contracts  may be closed out only on the  exchange  or board of trade where the  contracts  were initially  traded.  Although a Fund may intend to purchase or sell futures  contracts  only on exchanges or boards of trade where there  appears to be an active  market,  there is no assurance  that a liquid market on an exchange or board of trade will exist for any  particular  contract  at any  particular  time.  In such  event,  it might not be  possible  to close a futures  contract,  and in the event of adverse price  movements,  a Fund would  continue to be required to make daily cash payments  of  variation  margin.  However,  in the  event  futures  contracts  have  been  used  to  hedge  the  underlying instruments,  a Fund would continue to hold the  underlying  instruments  subject to the hedge until the futures  contracts could be  terminated.  In such  circumstances,  an  increase  in the price of the  underlying  instruments,  if any,  might partially or completely  offset losses on the futures  contract.  However,  as described below,  there is no guarantee that the price of the  underlying  instruments  will, in fact,  correlate with the price  movements in the futures  contract and thus provide an offset to losses on a futures contract.

..........         Hedging Risk. A decision of whether,  when,  and how to hedge  involves  skill and  judgment,  and even a well-conceived  hedge may be unsuccessful  to some degree because of unexpected  market  behavior,  market or interest rate trends.  There are several risks in connection with the use by a Fund of futures  contracts as a hedging  device.  One risk arises because of the imperfect  correlation  between movements in the prices of the futures contracts and movements in the prices of the  underlying  instruments  which are the  subject of the hedge.  The  Sub-advisor  will,  however,  attempt to reduce this risk by entering into futures contracts whose movements,  in its judgment,  will have a significant correlation with movements in the prices of a Fund's underlying instruments sought to be hedged.

..........         Successful  use of futures  contracts by a Fund for hedging  purposes is also subject to a  Sub-advisor's ability to correctly  predict  movements in the direction of the market.  It is possible that, when a Fund has sold futures to hedge its  portfolio  against a decline in the  market,  the index,  indices,  or  underlying  instruments  on which the futures  are  written  might  advance  and the value of the  underlying  instruments  held in the  Fund's  portfolio  might decline.  If this were to occur,  a Fund would lose money on the  futures and also would  experience  a decline in value in its underlying  instruments.  However,  while this might occur to a certain  degree,  the Sub-advisor may believe that over time the value of a Fund's  portfolio  will tend to move in the same  direction as the market indices which are intended to correlate to the price  movements of the  underlying  instruments  sought to be hedged.  It is also possible that if a Fund were to hedge against the possibility of a decline in the market  (adversely  affecting the underlying  instruments held in its  portfolio) and prices instead  increased,  the Fund would lose part or all of the benefit of increased  value of those underlying  instruments  that it has  hedged,  because  it would  have  offsetting  losses  in its  futures  positions.  In addition, in such situations,  if a Fund had insufficient cash, it might have to sell underlying  instruments to meet daily variation margin  requirements.  Such sales of underlying  instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market).  A Fund might have to sell  underlying  instruments at a time when it would be disadvantageous to do so.

..........         In addition to the possibility  that there might be an imperfect  correlation,  or no correlation at all, between price  movements in the futures  contracts and the portion of the portfolio  being hedged,  the price  movements of futures  contracts might not correlate  perfectly with price movements in the underlying  instruments due to certain market distortions.  First,  all  participants in the futures market are subject to margin deposit and  maintenance  requirements.
Rather than meeting  additional margin deposit  requirements,  investors might close futures  contracts through  offsetting transactions which could distort the normal relationship  between the underlying  instruments and futures markets.  Second, the margin requirements in the futures market are less onerous than margin  requirements in the securities markets,  and as a result the futures market might attract more  speculators  than the securities  markets do.  Increased  participation  by speculators  in the  futures  market  might  also  cause  temporary  price  distortions.  Due to the  possibility  of price distortion in the futures market and also because of the imperfect  correlation  between price  movements in the underlying instruments  and  movements in the prices of futures  contracts,  even a correct  forecast of general  market trends by the
Sub-advisor might not result in a successful hedging transaction over a very short time period.

         Certain  Risks of Options  on Futures  Contracts.  A Fund may seek to close out an option  position  by writing or buying an  offsetting  option  covering the same index,  underlying  instruments,  or contract and having the same exercise price and  expiration  date.  The ability to  establish  and close out  positions  on such  options  will be subject to the maintenance of a liquid  secondary  market.  Reasons for the absence of a liquid  secondary  market on an exchange  include the following:  (i) there may be insufficient  trading interest in certain options;  (ii) restrictions may be imposed by an exchange on opening  transactions or closing  transactions or both; (iii) trading halts,  suspensions or other restrictions may be imposed  with  respect to  particular  classes or series of options,  or  underlying  instruments;  (iv)  unusual or unforeseen  circumstances may interrupt normal  operations on an exchange;  (v) the facilities of an exchange or a clearing corporation  may not at all times be adequate to handle current trading volume;  or (vi) one or more exchanges  could,  for economic  or other  reasons,  decide or be  compelled  at some  future  date to  discontinue  the  trading of options (or a particular  class or series of options),  in which event the  secondary  market on that exchange (or in the class or series of  options)  would  cease to exist,  although  outstanding  options  on the  exchange  that had been  issued by a clearing corporation  as a result of trades on that  exchange  would  continue to be  exercisable  in  accordance  with their terms.
There is no  assurance  that higher than  anticipated  trading  activity or other  unforeseen  events  might not, at times, render certain of the facilities of any of the clearing corporations  inadequate,  and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         Foreign  Futures and Options.  Participation  in foreign  futures and foreign  options  transactions  involves the execution  and  clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the  National  Futures
Association  nor any domestic  exchange  regulates  activities of any foreign  boards of trade,  including  the  execution, delivery and clearing of transactions,  or has the power to compel  enforcement of the rules of a foreign board of trade or any applicable  foreign law. This is true even if the exchange is formally  linked to a domestic  market so that a position taken on the market may be liquidated by a transaction on another  market.  Moreover,  such laws or  regulations  will vary depending on the foreign  country in which the foreign futures or foreign options  transaction  occurs.  For these reasons, customers who trade foreign futures or foreign  options  contracts may not be afforded  certain of the protective  measures provided by the Commodity  Exchange Act, the CFTC  regulations  and the rules of the National  Futures  Association and any domestic  exchange,  including  the  right to use  reparations  proceedings  before  the CFTC and  arbitration  proceedings provided by the National  Futures  Association  or any domestic  futures  exchange.  In  particular,  funds  received  from customers for foreign futures or foreign options  transactions  may not be provided the same  protections as funds received in respect of transactions  on United States futures  exchanges.  In addition,  the price of any foreign futures or foreign options  contract  and,  therefore,  the  potential  profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Foreign Currency  Contracts.  A forward foreign currency  exchange  contract involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed  number of days from the date of the  contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally  traded in the interbank market  conducted  directly  between currency  traders  (usually large,  commercial  banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

..........Depending on the applicable investment policies and restrictions  applicable to a Fund, a Fund may generally enter into forward foreign currency  exchange  contracts under two  circumstances.  First, when a Fund enters into a contract for the purchase or sale of a security  denominated  in or exposed to a foreign  currency,  it may desire to "lock in" the U.S.
dollar  price of the  security.  By  entering  into a forward  contract  for the  purchase or sale,  for a fixed  amount of dollars,  of the amount of foreign  currency  involved in the  underlying  security  transactions,  the Fund may be able to protect itself against a possible loss resulting  from an adverse change in the  relationship  between the U.S.  dollar and the subject  foreign  currency  during the period  between the date the security is purchased or sold and the date on which payment is made or received.

..........Second,  when a  Sub-advisor  believes  that the  currency of a particular  foreign  country may suffer or enjoy a substantial  movement against another currency,  including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency,  approximating  the value of some or all of a Fund's securities  denominated in or exposed to such  foreign  currency.  Alternatively,  where  appropriate,  a Fund may hedge all or part of its foreign currency  exposure  through the use of a basket of currencies or a proxy currency where such  currencies or currency act as an  effective  proxy for other  currencies.  In such a case, a Fund may enter into a forward  contract  where the amount of the foreign  currency to be sold exceeds the value of the Fund's  securities  denominated  in or exposed to such  currency.
The use of this basket  hedging  technique may be more  efficient  and  economical  than  entering  into  separate  forward contracts for each  currency  held in a Fund.  The precise  matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible since the future value of such  securities in foreign  currencies  will change as a  consequence  of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date it matures.  The projection of short-term  currency market movement is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

..........As indicated above, it is impossible to forecast with absolute precision the market value of portfolio  securities at the  expiration of the forward  contract.  Accordingly,  it may be necessary for a Fund to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency  a Fund is  obligated  to  deliver  and if a  decision  is made to sell the  security  and make delivery  of the  foreign  currency.  Conversely,  it may be  necessary  to sell on the  spot  market  some of the  foreign currency  received  upon the sale of the portfolio  security if its market value  exceeds the amount of foreign  currency a
Fund is obligated to deliver.  However,  as noted, in order to avoid excessive  transactions and transaction  costs, a Fund may use liquid  assets  denominated  in any currency to cover the amount by which the value of a forward  contract  exceeds the value of the securities to which it relates.

..........If a Fund retains the portfolio security and engages in an offsetting forward contract transaction,  the Fund will incur a gain or a loss (as  described  below) to the extent that there has been  movement in forward  contract  prices.  If the Fund engages in an offsetting  transaction,  it may subsequently  enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Fund's  entering into a forward  contract for the sale of a foreign  currency and the date it enters into an  offsetting  contract for the purchase of the foreign  currency,  the
Fund will  realize a gain to the extent the price of the  currency it has agreed to sell  exceeds the price of the currency it has agreed to purchase.  Should  forward  prices  increase,  a Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

..........Currency  Futures  Contracts  and Related  Options.  A currency  futures  contract sale creates an obligation by a
Fund,  as seller,  to deliver the amount of currency  called for in the  contract at a specified  future time for a special price. A currency  futures contract  purchase creates an obligation by a Fund, as purchaser,  to take delivery of an amount of  currency at a specified  future  time at a  specified  price.  Unlike  forward  foreign  currency  exchange  contracts, currency  futures  contracts  are  standardized  as to amount  and  delivery  period  and are traded on boards of trade and commodities  exchanges.  Although the terms of currency  futures  contracts  specify  actual  delivery or receipt,  in most instances  the  contracts  are closed out  before the  settlement  date  without  the making or taking of  delivery  of the currency.  Closing  out of a currency  futures  contract  is  effected  by  entering  into an  offsetting  purchase or sale transaction.  Unlike a currency  futures  contract,  which  requires the parties to buy and sell currency on a set date, an option on a currency futures  contract  entitles its holder to decide on or before a future date whether to enter into such a contract.  If the holder  decides not to enter into the  contract,  the premium paid for the option is fixed at the point of sale.

         Interest Rate Swaps and Interest  Rate Caps and Floors.  Interest rate swaps involve the exchange by the Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate payments for fixed rate  payments.  The  exchange  commitments  can  involve  payments to be made in the same  currency or in  different currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the  interest  rate cap.  The  purchase of an interest  rate floor  entitles  the  purchaser,  to the extent that a specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a  contractually  based principal amount from the party selling the interest rate floor.

Hybrid Instruments:

         Hybrid instruments combine the elements of futures contracts or options with those of debt,  preferred equity or a depository  instrument.  The risks of investing in hybrid instruments  reflect a combination of the risks from investing in securities,  futures and  currencies,  including  volatility and lack of liquidity.  Reference is made to the discussion of futures and forward  contracts in this SAI for a discussion of these risks.  Further,  the prices of the hybrid  instrument and the related  commodity  or currency  may not move in the same  direction or at the same time.  Hybrid  instruments  may bear interest or pay preferred  dividends at below market (or even  relatively  nominal)  rates.  In addition,  because the purchase  and sale of hybrid  instruments  could  take  place in an  over-the-counter  market  or in a private  transaction between a Fund and the seller of the hybrid instrument,  the  creditworthiness  of the other party to the transaction would be a risk factor which a Fund would have to  consider.  Hybrid  instruments  also may not be subject to the  regulation  of the CFTC, which generally  regulates the trading of commodity futures by U.S.  persons,  the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

..........Foreign Currency  Exchange-Related  Securities.  Certain Funds may invest in foreign currency warrants,  principal exchange rate linked securities and performance indexed paper.

..........         Foreign Currency  Warrants.  Foreign  currency  warrants are warrants which entitle the holder to receive from their issuer an amount of cash  (generally,  for  warrants  issued in the United  States,  in U.S.  dollars)  which is calculated  pursuant to a  predetermined  formula and based on the exchange rate between a specified  foreign  currency and the U.S. dollar as of the exercise date of the warrant.  Foreign  currency  warrants  generally are exercisable  upon their issuance and expire as of a specified date and time.  Foreign  currency  warrants have been issued in connection  with U.S.
dollar-denominated  debt offerings by major corporate  issuers in an attempt to reduce the foreign  currency  exchange risk which, from the point of view of prospective  purchasers of the securities,  is inherent in the international  fixed-income marketplace.  Foreign  currency  warrants  may attempt to reduce the  foreign  exchange  risk  assumed by  purchasers  of a security by, for example,  providing for a supplemental  payment in the event that the U.S. dollar depreciates  against the value of a major  foreign  currency  such as the  Japanese  Yen.  The formula  used to  determine  the amount  payable upon exercise of a foreign currency  warrant may make the warrant  worthless  unless the applicable  foreign  currency  exchange rate moves in a particular  direction  (e.g.,  unless the U.S.  dollar  appreciates or  depreciates  against the particular foreign  currency to which the  warrant is linked or  indexed).  Foreign  currency  warrants  are  severable  from the debt obligations with which they may be offered,  and may be listed on exchanges.  Foreign currency  warrants may be exercisable only in certain minimum amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase  additional  warrants,  thereby  incurring additional  transaction  costs.  In the case of any  exercise  of  warrants,  there may be a time delay  between the time a holder of warrants  gives  instructions  to exercise and the time the  exchange  rate  relating to exercise is  determined, during which time the exchange  rate could change  significantly,  thereby  affecting  both the market and cash  settlement values of the warrants being  exercised.  The expiration  date of the warrants may be accelerated if the warrants should be delisted  from an exchange or if their  trading  should be  suspended  permanently,  which would  result in the loss of any remaining  "time value" of the warrants  (i.e.,  the difference  between the current market value and the exercise value of the  warrants),  and,  in the case the  warrants  were  "out-of-the-money,"  in a total loss of the  purchase  price of the warrants.  Warrants  are  generally  unsecured  obligations  of their  issuers and are not  standardized  foreign  currency options issued by the Options  Clearing  Corporation  ("OCC").  Unlike foreign currency options issued by OCC, the terms of foreign  exchange  warrants  generally will not be amended in the event of  governmental  or regulatory  actions  affecting exchange  rates or in the event of the  imposition  of other  regulatory  controls  affecting  the  international  currency markets.  The initial public offering price of foreign currency  warrants is generally  considerably in excess of the price that a  commercial  user of  foreign  currencies  might pay in the  interbank  market  for a  comparable  option  involving significantly  larger  amounts of foreign  currencies.  Foreign  currency  warrants  are  subject  to  significant  foreign exchange risk, including risks arising from complex political or economic factors.

..........         Principal  Exchange  Rate  Linked  Securities.   Principal  exchange  rate  linked  securities  are  debt
obligations  the  principal on which is payable at maturity in an amount that may vary based on the  exchange  rate between the U.S.  dollar and a particular  foreign  currency at or about that time.  The return on  "standard"  principal  exchange rate linked  securities is enhanced if the foreign  currency to which the security is linked  appreciates  against the U.S.
dollar,  and is adversely  affected by increases in the foreign  exchange  value of the U.S.  dollar.  "Reverse"  principal exchange rate linked  securities are like the "standard"  securities,  except that their return is enhanced by increases in the value of the U.S. dollar and adversely  impacted by increases in the value of foreign  currency.  Interest  payments on the  securities  are generally  made in U.S.  dollars at rates that reflect the degree of foreign  currency risk assumed or given up by the purchaser of the notes (i.e.,  at  relatively  higher  interest  rates if the purchaser has assumed some of the foreign  exchange  risk,  or relatively  lower  interest  rates if the issuer has assumed some of the foreign  exchange risk,  based on the  expectations of the current market).  Principal  exchange rate linked  securities may in limited cases be subject to acceleration of maturity  (generally,  not without the consent of the holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

..........         Performance  Indexed Paper.  Performance  indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain  foreign  exchange rate  movements.  The yield to the investor on  performance  indexed paper is  established at maturity as a function of spot exchange  rates between the U.S.  dollar and a designated  currency as of or about that time  (generally,  the spot exchange  rate two days prior to maturity).  The yield to the investor will be within a range  stipulated  at the time of purchase of the  obligation,  generally  with a  guaranteed  minimum  rate of return  that is below,  and a potential  maximum  rate of return that is above,  market  yields on U.S.  dollar-denominated commercial  paper,  with both the minimum and maximum rates of return on the  investment  corresponding  to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

..........Zero-Coupon  Securities.  Zero-coupon  securities  pay no cash income and are sold at  substantial  discounts from their value at maturity.  When held to maturity,  their entire income, which consists of accretion of discount,  comes from the difference  between the issue price and their value at maturity.  Zero-coupon  securities are subject to greater market value  fluctuations  from  changing  interest  rates than debt  obligations  of  comparable  maturities  which make current distributions  of interest  (cash).  Zero-coupon  securities  which are convertible into common stock offer the opportunity for capital  appreciation as increases (or decreases) in market value of such  securities  closely follows the movements in the market value of the  underlying  common stock.  Zero-coupon  convertible  securities  generally are expected to be less volatile than the underlying  common stocks,  as they usually are issued with maturities of 15 years or less and are issued with options and/or  redemption  features  exercisable  by the holder of the obligation  entitling the holder to redeem the obligation and receive a defined cash payment.

..........Zero-coupon  securities include securities issued directly by the U.S. Treasury,  and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying  principal  ("coupons") which have been separated by their holder,  typically a custodian bank or investment  brokerage  firm. A holder will separate the interest  coupons from the  underlying  principal  (the  "corpus") of the U.S.  Treasury  security.  A number of  securities  firms and banks have stripped the interest  coupons and receipts and then resold them in custodial  receipt  programs with a number of different names,  including  Treasury Income Growth Receipts  ("TIGRSTM")  and Certificate of Accrual on Treasuries  ("CATSTM").  The
underlying  U.S.  Treasury bonds and notes  themselves are held in book-entry  form at the Federal  Reserve Bank or, in the case of bearer securities (i.e.,  unregistered  securities which are owned ostensibly by the bearer or holder thereof),  in trust on behalf of the owners thereof.  Counsel to the  underwriters of these  certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities  purposes,  in their opinion purchasers of such  certificates,  such as a Fund,  most likely will be deemed the beneficial  holder of the underlying  U.S.  Government securities.

..........The U.S. Treasury has facilitated  transfers of ownership of zero-coupon  securities by accounting  separately for the beneficial  ownership of particular  interest  coupon and corpus  payments on Treasury  securities  through the Federal
Reserve  book-entry record keeping system.  The Federal Reserve program as established by the Treasury  Department is known as "STRIPS" or "Separate  Trading of Registered  Interest and Principal of Securities."  Under the STRIPS  program,  a Fund
will  be  able  to  have  its  beneficial  ownership  of  zero-coupon   securities  recorded  directly  in  the  book-entry
record-keeping  system in lieu of having to hold  certificates  or other  evidences  of ownership  of the  underlying  U.S.
Treasury securities.

..........When U.S.  Treasury  obligations  have been  stripped  of their  unmatured  interest  coupons by the  holder,  the principal  or  corpus is sold at a deep  discount  because  the buyer  receives  only the right to  receive a future  fixed payment  on the  security  and does not  receive  any  rights to  periodic  interest  (cash)  payments.  Once  stripped  or separated,  the corpus and coupons may be sold  separately.  Typically,  the coupons are sold  separately  or grouped  with other  coupons with like  maturity  dates and sold bundled in such form.  Purchasers of stripped  obligations  acquire,  in effect, discount obligations that are economically identical to the zero-coupon securities that the Treasury sells itself.

..........When-Issued Securities.  The price of when-issued  securities,  which may be expressed in yield terms, is fixed at the time the  commitment  to purchase is made,  but delivery  and payment for the  when-issued  securities  take place at a later date.  Normally,  the settlement date occurs within 90 days of the purchase.  During the period between  purchase and settlement,  no payment is made by a Fund to the issuer and no interest accrues to such Fund. Forward  commitments  involve a risk of loss if the value of the  security  to be  purchased  declines  prior to the  settlement  date,  which risk is in addition to the risk of decline in value of a Fund's other assets.  While  when-issued  securities may be sold prior to the settlement  date, a Fund generally will purchase such securities with the purpose of actually  acquiring them unless a sale appears desirable for investment reasons.

..........Mortgage-Backed Securities.  When a Fund owns a mortgage-backed security,  principal and interest payments made on the mortgages in an underlying  mortgage pool are passed through to a Fund.  Unscheduled  prepayments of principal  shorten the securities'  weighted average life and may lower their total return.  (When a mortgage in the underlying  mortgage pool is prepaid,  an  unscheduled  principal  prepayment is passed  through to a Fund.  This  principal is returned to a Fund at par. As a result,  if a mortgage  security  were trading at a premium,  its total  return would be lowered by  prepayments, and if a mortgage  security were trading at a discount,  its total return would be increased by prepayments.)  The value of these  securities  also may change  because of changes in the market's  perception of the  creditworthiness  of the federal agency that issued them. In addition,  the mortgage  securities  market in general may be adversely  affected by changes in governmental regulation or tax policies.

..........Asset-Backed  Securities.  Asset-backed  securities directly or indirectly represent a participation  interest in, or are secured by and payable  from, a stream of payments  generated by  particular  assets such as motor vehicle or credit card  receivables.  Payments of  principal  and  interest may be  guaranteed  up to certain  amounts and for a certain time period by a letter of credit  issued by a financial  institution  unaffiliated  with the entities  issuing the  securities.
Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

..........Pass-through  certificates are asset-backed  securities which represent an undivided fractional ownership interest in an  underlying  pool of assets.  Pass-through  certificates  usually  provide for  payments of  principal  and  interest received to be passed  through to their  holders,  usually  after  deduction  for certain  costs and  expenses  incurred in administering the pool.  Because  pass-through  certificates  represent an ownership interest in the underlying assets, the holders  thereof bear directly the risk of any defaults by the obligors on the underlying  assets not covered by any credit support.  See "Types of Credit Support" below.

..........Asset-backed  securities issued in the form of debt instruments,  also known as  collateralized  obligations,  are generally  issued as the debt of a special  purpose  entity  organized  solely for the  purpose of owning  such  assets and issuing such debt.  Such assets are most often trade,  credit card or automobile  receivables.  The assets  collateralizing such  asset-backed  securities are pledged to a trustee or custodian for the benefit of the holders  thereof.  Such issuers generally hold no assets other than those  underlying the  asset-backed  securities and any credit support  provided.  As a result,  although payments on such asset-backed  securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit  Support"),  the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

..........         Methods of Allocating Cash Flows.  While many  asset-backed  securities are issued with only one class of security,  many  asset-backed  securities are issued in more than one class,  each with different  payment terms.  Multiple class  asset-backed  securities  are  issued  for two main  reasons.  First,  multiple  classes  may be used as a method of providing credit support.  This is accomplished  typically  through creation of one or more classes whose right to payments on the  asset-backed  security is made  subordinate  to the right to such payments of the remaining  class or classes.  See
"Types of Credit  Support."  Second,  multiple  classes may permit the issuance of securities with payment terms,  interest rates or other  characteristics  differing both from those of each other and from those of the underlying assets.  Examples include so-called "strips"  (asset-backed  securities  entitling the holder to  disproportionate  interests with respect to the  allocation of interest and  principal of the assets  backing the  security),  and  securities  with a class or classes having  characteristics  which mimic the  characteristics of non-asset-backed  securities,  such as floating interest rates
(i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

..........         Asset-backed  securities in which the payment streams on the underlying  assets are allocated in a manner different than those  described  above may be issued in the future.  A Fund may invest in such  asset-backed  securities if such investment is otherwise  consistent with its investment  objectives and policies and with the investment  restrictions of the Fund.

..........         Types of Credit Support.  Asset-backed  securities are often backed by a pool of assets  representing the obligations  of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payments,  such securities may contain  elements of credit support.  Such credit support falls into two classes:  liquidity protection and protection  against ultimate default by an obligor on the underlying  assets.  Liquidity  protection  refers to the provision of advances,  generally by the entity  administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion.  Protection  against  ultimate default ensures ultimate payment of the obligations  on at least a  portion  of the  assets  in the pool.  Such  protection  may be  provided  through  guarantees, insurance  policies or letters of credit obtained from third parties,  through various means of structuring the transaction or through a combination of such  approaches.  Examples of  asset-backed  securities with credit support arising out of the structure of the  transaction  include  "senior-subordinated  securities"  (multiple  class  asset-backed  securities  with certain classes  subordinate to other classes as to the payment of principal thereon,  with the result that defaults on the underlying  assets  are borne  first by the  holders  of the  subordinated  class) and  asset-backed  securities  that have
"reserve  funds" (where cash or  investments,  sometimes  funded from a portion of the initial  payments on the  underlying assets,  are held in reserve against future losses) or that have been "over  collateralized"  (where the scheduled payments on, or the  principal  amount  of, the  underlying  assets  substantially  exceeds  that  required  to make  payment of the asset-backed  securities  and pay any  servicing or other  fees).  The degree of credit  support  provided on each issue is based generally on historical  information  respecting the level of credit risk associated with such payments.  Delinquency or loss in excess of that  anticipated  could  adversely  affect the return on an investment in an  asset-backed  security.
Additionally,  if a letter of credit is  exhausted,  holders  of  asset-backed  securities  may also  experience  delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

..........         Automobile  Receivable  Securities.  Asset-backed  securities  may be backed by  receivables  from  motor vehicle installment sales contracts or installment loans secured by motor vehicles  ("Automobile  Receivable  Securities").
Since  installment  sales  contracts for motor  vehicles or  installment  loans related  thereto  ("Automobile  Contracts")
typically  have shorter  durations and lower  incidences of prepayment,  Automobile  Receivable  Securities  generally will exhibit a shorter average life and are less susceptible to prepayment risk.

..........         Most  entities  that issue  Automobile  Receivable  Securities  create an  enforceable  interest in their respective  Automobile  Contracts  only by filing a  financing  statement  and by having  the  servicer  of the  Automobile
Contracts,  which is usually the originator of the Automobile  Contracts,  take custody thereof. In such circumstances,  if the servicer of the Automobile  Contracts were to sell the same Automobile  Contracts to another party, in violation of its obligation  not to do so, there is a risk that such party could acquire an interest in the  Automobile  Contracts  superior to that of the holders of  Automobile  Receivable  Securities.  Also although most  Automobile  Contracts  grant a security interest in the motor  vehicle  being  financed,  in most states the security  interest in a motor vehicle must be noted on the certificate of title to create an enforceable  security  interest  against  competing  claims of other parties.  Due to the large  number of vehicles  involved,  however,  the  certificate  of title to each  vehicle  financed,  pursuant to the
Automobile  Contracts underlying the Automobile  Receivable  Security,  usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile  Receivable  Securities.  Therefore,  there is the possibility  that recoveries on repossessed  collateral may not, in some cases, be available to support  payments on the  securities.  In addition,  various state and federal  securities laws give the motor vehicle owner the right to assert against the holder of the owner's  Automobile  Contract  certain  defenses  such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

..........         Credit Card Receivable  Securities.  Asset-backed  securities may be backed by receivables from revolving credit card  agreements  ("Credit  Card  Receivable  Securities").  Credit  balances on  revolving  credit card  agreements
("Accounts")  are  generally  paid down more  rapidly than are  Automobile  Contracts.  Most of the Credit Card  Receivable
Securities  issued publicly to date have been Pass-Through  Certificates.  In order to lengthen the maturity of Credit Card
Receivable  Securities,  most such  securities  provide  for a fixed  period  during  which only  interest  payments on the underlying  Accounts are passed through to the security  holder and principal  payments  received on such Accounts are used to fund the transfer to the pool of assets  supporting the related Credit Card Receivable  Securities of additional  credit card charges  made on an Account.  The initial  fixed period  usually may be  shortened  upon the  occurrence  of specified events which signal a potential  deterioration  in the quality of the assets  backing the security,  such as the imposition of a cap on  interest  rates.  The  ability  of the  issuer  to  extend  the  life of an issue of  Credit  Card  Receivable
Securities thus depends upon the continued  generation of additional  principal  amounts in the underlying  accounts during the initial period and the  non-occurrence  of specified  events.  An  acceleration  in  cardholders'  payment rates or any other event which shortens the period during which  additional  credit card charges on an Account may be transferred to the pool of assets  supporting the related Credit Card Receivable  Security could shorten the weighted  average life and reduce the yield of the Credit Card Receivable Security.

..........         Credit card  holders are  entitled to the  protection  of a number of state and federal  consumer  credit laws,  many of which give such  holder the right to set off  certain  amounts  against  balances  owed on the credit  card, thereby  reducing  amounts  paid on  Accounts.  In  addition,  unlike  most other  asset-backed  securities,  Accounts  are unsecured obligations of the cardholder.

..........Warrants.  Warrants  basically are options to purchase equity  securities at a specific price valid for a specific period  of time.  They do not  represent  ownership  of the  securities  but only the  right to buy  them.  Investments  in warrants are speculative in that warrants have no voting rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing  them.  Warrants  differ from call options in that warrants are issued by the issuer of the  security  which may be  purchased on their  exercise,  whereas  call  options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

..........Certain Risks of Foreign Investing:

..........         Currency  Fluctuations.  Investment in securities  denominated  in foreign  currencies  involves  certain risks.  A change in the value of any such currency  against the U.S.  dollar will result in a  corresponding  change in the
U.S.  dollar  value of a Fund's  assets  denominated  in that  currency.  Such  changes  will also affect a Fund's  income.
Generally,  when a given  currency  appreciates  against the dollar (the dollar  weakens) the value of a Fund's  securities denominated in that currency will rise.  When a given  currency  depreciates  against the dollar (the dollar  strengthens), the value of a Fund's securities denominated in that currency would be expected to decline.

..........         Investment  and  Repatriation  Restrictions.  Foreign  investment  in the  securities  markets of certain foreign  countries is  restricted  or  controlled in varying  degrees.  These  restrictions  may at times limit or preclude investment  in  certain  of such  countries  and may  increase  the cost and  expenses  of a Fund.  Investments  by foreign investors are subject to a variety of restrictions in many developing  countries.  These  restrictions may take the form of prior  governmental  approval,  limits on the amount or type of securities  held by foreigners,  and limits on the types of companies in which  foreigners  may invest.  Additional  or different  restrictions  may be imposed at any time by these or other  countries  in which a Fund  invests.  In  addition,  the  repatriation  of both  investment  income and capital from several  foreign  countries is restricted and controlled  under certain  regulations,  including in some cases the need for certain government consents.

..........         Market  Characteristics.  Foreign  securities  may be purchased in  over-the-counter  markets or on stock exchanges located in the countries in which the respective  principal offices of the issuers of the various  securities are located,  if that is the best available  market.  Foreign stock markets are generally not as developed or efficient as, and may be more volatile  than,  those in the United  States.  While growing in volume,  they usually have  substantially  less volume than U.S.  markets and a Fund's  securities may be less liquid and more volatile than  securities of comparable U.S.
companies.  Equity  securities  may trade at  price/earnings  multiples  higher than  comparable  U.S.  securities and such levels may not be sustainable.  Commissions on foreign stock  exchanges,  which may be fixed,  may generally be higher than negotiated  commissions on U.S.  exchanges,  although a Fund will endeavor to achieve the most favorable net results on its portfolio  transactions.  There is generally  less  government  supervision  and  regulation  of foreign  stock  exchanges, brokers and listed  companies  than in the United  States.  Moreover,  settlement  practices  for  transactions  in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.

..........         Political and Economic  Factors.  Individual  foreign economies of certain countries may differ favorably or unfavorably  from the United States'  economy in such respects as growth of gross national  product,  rate of inflation, capital  reinvestment,  resource  self-sufficiency  and  balance of payments  position.  The  internal  politics of certain foreign  countries  are not as stable  as in the  United  States.  Moreover,  as the  result  of the  prevailing  political climate, the Fund may not be able to obtain legal remedies or enforce judgements in foreign countries.

..........         Governments  in certain  foreign  countries  continue to  participate  to a significant  degree,  through ownership  interest or regulation,  in their respective  economies.  Action by these  governments  could have a significant effect on market  prices of  securities  and payment of  dividends.  The  economies of many foreign  countries  are heavily dependent upon  international  trade and are accordingly  affected by protective trade barriers and economic  conditions of their  trading  partners.  The  enactment  by these  trading  partners  of  protectionist  trade  legislation  could have a significant adverse effect upon the securities markets of such countries.

..........         Information  and  Supervision.  There is generally  less  publicly  available  information  about foreign companies  comparable to reports and ratings that are published  about  companies in the United States.  Foreign  companies are also  generally  not  subject  to uniform  accounting,  auditing  and  financial  reporting  standards,  practices  and requirements comparable to those applicable to U.S. companies.

..........         Taxes.  The dividends and interest  payable on certain of a Fund's  foreign  securities may be subject to foreign  withholding  taxes, thus reducing the net amount of income available for distribution to the Fund's  shareholders.
A shareholder  otherwise subject to U.S. federal income taxes may, subject to certain  limitations,  be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her  proportionate  share of such foreign taxes paid by the Fund.

..........         Costs.  Investors  should  understand  that the expense  ratio of a Fund  investing  primarily in foreign securities  can be expected to be higher than  investment  companies  investing  in domestic  securities  since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by a Fund are higher.

..........         Other. With respect to certain foreign countries,  especially  developing and emerging ones, there is the possibility of adverse changes in investment or exchange  control  regulations,  expropriation  or  confiscatory  taxation, limitations  on the  removal  of  funds  or  other  assets  of a Fund,  political  or  social  instability,  or  diplomatic developments which could affect investments by U.S. persons in those countries.

..........         Eastern  Europe.  Changes  occurring in Eastern  Europe and Russia today could have  long-term  potential consequences.  As restrictions fall, this could result in rising standards of living,  lower manufacturing  costs,  growing consumer spending,  and substantial economic growth.  However,  investment in the countries of Eastern Europe and Russia is highly  speculative  at this time.  Political and economic  reforms are too recent to establish a definite  trend away from centrally-planned  economies and state owned  industries.  In many of the countries of Eastern Europe and Russia,  there is no stock exchange or formal market for securities.  Such countries may also have government  exchange controls,  currencies with no  recognizable  market value  relative to the  established  currencies  of western  market  economies,  little or no experience in trading in securities,  no financial reporting standards,  a lack of a banking and securities  infrastructure to handle such trading,  and a legal  tradition which does not recognize  rights in private  property.  In addition,  these countries may have national  policies which restrict  investments in companies deemed  sensitive to the country's  national interest.  Further,  the governments in such countries may require  governmental or  quasi-governmental  authorities to act as custodian of a Fund's assets  invested in such countries and these  authorities  may not qualify as a foreign  custodian under the 1940 Act and exemptive relief from such Act may be required.  All of these  considerations  are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.

..........         Latin  America.  The political  history of certain Latin  American  countries has been  characterized  by political  uncertainty,  intervention  by the military in civilian and economic  spheres,  and political  corruption.  Such developments,  if they were to reoccur,  could reverse  favorable trends toward market and economic  reform,  privatization and removal of trade barriers and result in significant  disruption in securities  markets.  Persistent levels of inflation or in some cases,  hyperinflation,  have led to high interest rates,  extreme  measures by governments to keep inflation in check and a generally  debilitating  effect on economic growth.  Although  inflation in many countries has lessened,  there is no  guarantee  it will  remain at lower  levels.  In  addition,  of  developing  countries,  a number of Latin  American countries are also among the largest debtors.  There have been moratoria on, and  reschedulings  of, repayment with respect to these debts.  Such events can restrict the flexibility of these debtor nations in the  international  markets and result in the imposition of onerous conditions on their economies.

..........         Certain Latin American  countries may have managed  currencies which are maintained at artificial  levels to the U.S.  dollar  rather  than at levels  determined  by the  market.  This type of system  can lead to sudden and large adjustments  in the currency  which,  in turn,  can have a disruptive  and negative  effect on foreign  investors.  Certain
Latin American  countries also may restrict the free  conversion of their currency into foreign  currencies,  including the
U.S.  dollar.  There is no  significant  foreign  exchange  market for certain  currencies  and it would,  as a result,  be difficult for a Fund to engage in foreign  currency  transactions  designed to protect the value of the Fund's interests in securities denominated in such currencies.

Illiquid and Restricted Securities:

         Subject to limitations  discussed in the Company's Prospectus under "Certain Risk Factors and Investment Methods,"
the Funds generally may invest in illiquid  securities.  Illiquid  securities  include securities subject to contractual or legal  restrictions  on resale (e.g.,  because they have not been  registered  under the Securities Act of 1933, as amended
(the "Securities  Act")) and securities that are otherwise not readily  marketable  (e.g.,  because trading in the security is suspended or because  market makers do not exist or will not entertain  bids or offers).  Securities  that have not been registered  under the  Securities  Act are referred to as private  placements  or restricted  securities  and are purchased directly  from the issuer or in the  secondary  market.  Foreign  securities  that are freely  tradable in their  principal markets are not considered to be illiquid.

         Restricted and other illiquid  securities may be subject to the potential for delays on resale and  uncertainty in valuation.  A Fund might be unable to dispose of illiquid  securities  promptly or at  reasonable  prices and might thereby experience  difficulty  in  satisfying  redemption  requests from  shareholders.  A Fund might have to register  restricted securities  in order to dispose of them,  resulting  in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

         A large  institutional  market exists for certain  securities  that are not registered  under the Securities  Act, including  foreign  securities.  The fact that there are contractual or legal  restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the Securities  Act allows such a broader  institutional  trading market for securities  otherwise subject to  restrictions  on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities Act for resales of certain  securities to qualified  institutional  buyers.  Rule 144A has produced  enhanced  liquidity for many  restricted  securities,  and market  liquidity for such  securities may continue to expand as a result of this regulation and the consequent  existence of the PORTAL system,  which is an automated system for the  trading,  clearance  and  settlement  of  unregistered  securities  of domestic and foreign  issuers  sponsored by the
National Association of Securities Dealers, Inc.

         Under guidelines  adopted by the Company's Board of Directors,  a Fund's Sub-Advisor may determine that particular
Rule 144A  securities,  and  commercial  paper  issued in reliance on the private  placement  exemption  from  registration afforded  by Section  4(2) of the  Securities  Act,  are liquid even though they are not  registered.  A  determination  of whether  such a security  is liquid or not is a question  of fact.  In making  this  determination,  the  Sub-Advisor  will consider,  as it deems appropriate under the circumstances and among other factors:  (1) the frequency of trades and quotes for the security;  (2) the number of dealers  willing to purchase or sell the security;  (3) the number of other  potential purchasers  of the  security;  (4) dealer  undertakings  to make a market in the  security;  (5) the nature of the security
(e.g., debt or equity, date of maturity,  terms of dividend or interest payments,  and other material terms) and the nature of the  marketplace  trades (e.g.,  the time needed to dispose of the security,  the method of soliciting  offers,  and the mechanics of  transfer);  and (6) the rating of the security and the financial  condition  and prospects of the issuer.  In the case of commercial  paper,  the Sub-advisor  will also determine that the paper (1) is not traded flat or in default as to  principal  and  interest,  and (2) is rated in one of the two  highest  rating  categories  by at least two  Nationally
Recognized  Statistical  Rating  Organizations  ("NRSROs") or, if only one NRSRO rates the security,  by that NRSRO, or, if the security is unrated, the Sub-advisor determines that it is of equivalent quality.

         Rule 144A  securities  and Section 4(2)  commercial  paper that have been deemed  liquid as  described  above will continue to be monitored  by the  Sub-advisor  to  determine  if the security is no longer  liquid as the result of changed conditions.  Investing in Rule 144A  securities or Section 4(2)  commercial  paper could have the effect of increasing  the amount of a Fund's  assets  invested in  illiquid  securities  if  institutional  buyers are  unwilling  to  purchase  such securities.

Repurchase Agreements:

         As stated in the Prospectus  under "Certain Risk Factors and Investment  Methods,"  certain of the Funds may enter into repurchase  agreements.  In a repurchase agreement,  an investor (such as the Fund) purchases a security (known as the
"underlying  security")  from a  securities  dealer or bank.  Any such  dealer or bank must be deemed  creditworthy  by the
Sub-advisor.  At that time,  the bank or  securities  dealer  agrees to repurchase  the  underlying  security at a mutually agreed  upon  price on a  designated  future  date.  The  repurchase  price  may be higher  than the  purchase  price,  the difference  being income to the Fund,  or the purchase and  repurchase  prices may be the same,  with interest at an agreed upon rate due to the Fund on  repurchase.  In either  case,  the  income to the Fund  generally  will be  unrelated  to the interest rate on the  underlying  securities.  Repurchase  agreements  must be "fully  collateralized,"  in that the market value of the  underlying  securities  (including  accrued  interest)  must at all  times be  equal to or  greater  than the repurchase  price.  Therefore,  a  repurchase  agreement  can  be  considered  a  loan  collateralized  by  the  underlying securities.

         Repurchase  agreements  are generally for a short period of time,  often less than a week,  and will  generally be used by a Fund to invest  excess cash or as part of a  temporary  defensive  strategy.  Repurchase  agreements  that do not provide for  payment  within  seven days will be treated as  illiquid  securities.  In the event of a  bankruptcy  or other default by the seller of a repurchase  agreement,  the Fund could  experience  both delays in  liquidating  the  underlying security and losses.  These losses could result from: (a) possible  decline in the value of the  underlying  security while the Fund is seeking to enforce its rights under the  repurchase  agreement;  (b) possible  reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Securities Lending:

         The Company has made  arrangements for the Funds to lend securities.  While a Fund may earn additional income from lending  securities,  such activity is incidental to the investment  objective of the Fund. In addition to the compensation payable by borrowers  under  securities  loans,  a Fund would also earn income from the  investment of cash  collateral for such  loans.  Any  cash  collateral  received  by a Fund in  connection  with  such  loans  normally  will be  invested  in high-quality  money market  securities.  However,  any losses  resulting  from the investment of cash  collateral  would be borne by the lending Fund.  There is no assurance that  collateral for loaned  securities will be sufficient to provide for recovery of interest,  dividends,  or other  distributions  paid in respect of loaned securities and not received by a Fund or to pay all expenses  incurred by a Fund in arranging  the loans or in exercising  rights in the  collateral in the event that loaned securities are not returned.

                                            ADDITIONAL PERFORMANCE INFORMATION

         From time to time,  a Fund's  yield and total  return may be  included in  advertisements,  sales  literature,  or shareholder  reports.  In addition,  the Company may  advertise  the  effective  yield of the ASAF Money  Market Fund.  All figures are based upon historical earnings and are not intended to indicate future performance.

ASAF MONEY MARKET FUND (the "Money Market Fund"):

..........In accordance with  regulations  prescribed by the SEC, the Company is required to compute the Money Market Fund's current  annualized  yield  for a  seven-day  period in  accordance  with a  specified  formula,  which  does not take into consideration  any realized or unrealized  gains or losses on its portfolio  securities.  This current  annualized yield is computed by  determining  the net change  (exclusive of realized  gains and losses on the sale of securities and unrealized appreciation  and  depreciation)  in the value of a hypothetical  account having a balance of one share of the Money Market
Fund at the beginning of such  seven-day  period,  dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

..........The SEC also permits the Company to disclose the effective  yield of the Money Market Fund for the same  seven-day period,  which is the Fund's yield  determined on a compounded  basis. The effective yield is calculated by compounding the unannualized  base period return by adding one to the base period  return,  raising the sum to a power equal to 365 divided by 7, and  subtracting  one from the result.  The  effective  yield will be slightly  higher than the yield  because of the compounding effect of this assumed reinvestment.

..........The yield on amounts held in the Money Market Fund  normally  will  fluctuate  on a daily  basis.  Therefore,  the disclosed  yield for any given past period is not an  indication  or  representation  of future  yields or rates of return.
The Money Market  Fund's  actual yield is affected by changes in interest  rates on money  market  securities,  the average portfolio  maturity  of the  corresponding  Portfolio  in which the Money  Market  Fund  invests,  the types and quality of portfolio securities held by such Portfolio, and the Fund's and Portfolio's operating expenses.

..........The current  yield and  effective  yield  calculations  for each class of shares of the ASAF Money Market Fund are shown below for the seven day period ended October 31, 2001:

                                                     Class A      Class B      Class C      Class X

                         Current Yield                  1.52%        1.02%        1.02%        1.02%
                        Effective Yield                 1.53%        1.03%        1.03%        1.03%

ALL OTHER FUNDS:

..........Standardized  Average  Annual  Total  Return  Quotations.  "Total  return" is one of the primary  methods  used to measure  performance  and represents the percentage  change in value of a class of a Fund, or of a hypothetical  investment in a class of a Fund,  over any period up to the lifetime of the class.  Average  annual total return  quotations for Class
A, B, C and X  shares  are  computed  by  finding  the  average  annual  compounded  rates of  return  that  would  cause a hypothetical  investment  made on the  first  day of a  designated  period to equal  the  ending  redeemable  value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                                  .........P(1+T)n = ERV

         Where:     P      =   a hypothetical initial payment of $1,000

                    T      =   average annual total return

                    n      =   number of years

                    ERV    =   ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

         The computation  above assumes that the maximum sales charge applicable to a class of Fund shares is deducted from the initial  $1,000  payment,  and that all dividends and  distributions  made by a Fund are  reinvested at net asset value
("NAV") during the designated period.  The average annual total return quotation is determined to the nearest 1/100 of 1%.

         Total return  percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period  and/or by the  average  annual  compounded  total  return for the  period.  The income and capital  components  of a given return may be separated  and  portrayed in a variety of ways in order to  illustrate  their relative  significance.  Performance  may also be portrayed in terms of cash or  investment  values,  without  percentages.
Past  performance  cannot  guarantee  any  particular  future  result.  In  determining  the average  annual  total  return
(calculated  as provided  above),  recurring  fees,  if any,  that are charged to all  shareholder  accounts are taken into consideration.  For any account  fees that vary with the size of the  account,  the  account  fee used for  purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         In addition,  with respect to the Class X shares, a standardized  return will reflect the impact of the 2.5% bonus shares.  The impact of the bonus  shares on total return is  particularly  pronounced  for shorter  periods for which total return is  measured,  such as one and three  years.  You should take this into  consideration  in any  comparison  of total return  between  the Funds and other  mutual  funds.  For a  discussion  of the  Class X bonus  shares,  see the  Company's
Prospectus under "How to Buy Shares."

         The total  return of each class of shares of each Fund that had  commenced  operations  prior to October 31, 2001, other than the Money Market Fund, computed as of October 31, 2001, is shown below:

                                                                       Total Return Before Taxes
                                                                       -------------------------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Founders International Small Capitalization Fund     7/28/97
     One Year                                                                -44.61%        -44.92%       -44.90%      -43.53%
     Since Inception                                                          -1.96%         -2.45%        -2.53%       -1.91%
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -30.76%        -31.29%       -31.36%      -29.57%
     Since Inception                                                         -21.90%        -22.28%       -22.41%      -21.32%
ASAF Janus Overseas Growth Fund                           01/02/98
     One Year                                                                -40.46%        -40.78%       -40.76%      -39.31%
     Since Inception                                                           0.73%          0.22%         0.27%        0.87%
ASAF American Century International Growth Fund2          07/28/97
     One Year                                                                -33.88%        -34-26%       -34.32%      -32.65%
     Since Inception                                                          -6.52%         -6.99%        -7.05%       -6.42%
ASAF PBHG Small-Cap Growth Fund3                          07/28/97
     One Year                                                                -36.18%        -36.52%       -36.50%      -34.94%
     Since Inception                                                           2.46%          1.95%         1.97%        2.54%
ASAF DeAM Small-Cap Growth Fund4                          03/01/00
     One Year                                                                -43.19%        -43.53%       -43.41%      -42.07%
     Since Inception                                                         -37.29%        -37.70%       -37.62%      -36.69%
ASAF Gabelli Small-Cap Value Fund5                        07/29/97
     One Year                                                                  0.71%          0.13%         0.13%        2.53%
     Since Inception                                                           2.26%          1.73%         1.71%        2.32%
ASAF Janus Mid-Cap Growth Fund                            09/11/00
     One Year                                                                -59.56%        -59.68%       -59.72%      -58.78%
     Since Inception                                                         -54.86%        -55.02%       -55.02%      -54.13%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -43.76%        -44.07%       -44.09%      -42.69%
     Since Inception                                                          10.22%          9.65%         9.65%       10.48%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                 -8.39%         -8.87%        -8.87%       -6.61%
     Since Inception                                                          10.33%          9.81%         9.81%       10.58%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -31.22%        -31.47%       -31.44%      -29.76%
     Since Inception                                                         -31.80%        -32.08%       -31.98%      -30.58%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                -10.25%        -10.78%       -10.69%       -8.56%
     Since Inception                                                          -7.00%         -7.48%        -7.48%       -5.54%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -65.64%        -66.16%       -66.09%      -65.21%
     Since Inception                                                         -63.44%        -64.00%       -63.90%      -63.10%
ASAF INVESCO Health Sciences Fund                         03/01/01
     Since Inception                                                          13.60%         13.10%        13.40%       16.23%
ASAF ProFund Managed OTC Fund6                            09/11/00
     One Year                                                                -69.22%        -69.34%       -69.43%      -68.54%
     Since Inception                                                         -70.14%        -70.25%       -70.35%      -69.59%
ASAF Alliance Growth Fund7                                01/02/98
     One Year                                                                -33.71%        -34.02%       -34.00%      -32.33%
     Since Inception                                                           2.03%          1.59%         1.52%        2.20%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                               -30.03%        -30.44%       -30.37%      -28.65%
     Since Inception                                                           3.51%          2.99%         2.96%        3.73%
ASAF Janus Capital Growth Fund                            07/28/97
     One Year                                                                -45.44%        -45.68%       -45.72%      -44.35%
     Since Inception                                                           2.61%          2.15%         2.08%        2.76%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     Since Inception                                                         -10.00%        -10.20%       -10.20%       -8.06%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     Since Inception                                                          -4.10%         -4.50%        -4.40%       -2.01%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     Since Inception                                                          -2.20%         -2.60%        -2.70%       -0.27%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -20.36%        -20.74%       -20.74%      -18.96%
     Since Inception                                                          -9.69%        -10.09%       -10.09%       -9.08%
ASAF  Alliance Growth and Income Fund8                    01/02/98
     One Year                                                                 -7.16%         -7.65%        -7.59%       -5.29%
     Since Inception                                                           6-79%          6.32%         6.30%        6.96%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -23.67%        -23.97%       -23.99%      -22.14%
     Since Inception                                                          -9.50%         -9.89%        -9.94%       -8.77%
ASAF INVESCO Equity Income Fund                           07/28/97
     One Year                                                                -15.39%        -15.82%       -15.83%      -13.67%
     Since Inception                                                           6.25%          5.77%         5.75%        6.37%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                -10.96%        -11.44%       -11.44%       -9.16%
     Since Inception                                                           4.78%          4.21%         4.21%        4.82%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                 -4.10%         -4.58%        -4.58%       -2.21%
     Since Inception                                                          -0.11%         -0.60%        -0.61%       -0.04%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                 13.44%         12.98%        12.99%       15.80%
     Since Inception                                                           7.10%          6.55%         6.56%        7.18%
1.   Prior to December 10,  2001,  A I M Capital  Management,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised  by the prior Sub-advisor.
2.   Prior to May 1,  2000,  T.  Rowe  Price  International,  Inc.  served as  Sub-advisor  to the  Fund.  The  performance information  provided in the above chart  reflects that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.
3.  Between January 1, 1999 and September 14, 2001, Janus Capital  Corporation  served as Sub-advisor to the Fund. Prior to
January 1, 1999,  Founders Asset  Management LLC served as Sub-advisor to the Fund. The  performance  information  provided in the above  chart  reflects  that of the Fund for  periods  during  part of which the Fund was  sub-advised  by the prior
Sub-advisors.
4.  Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
5   Prior to September  11, 2000,  T. Rowe Price  Associates,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
6.   Prior to March 1,  2001,  Rydex  Global  Advisors  served at  Sub-advisor  to the Fund.  The  performance  information provided in the above  chart  reflects  that of the Fund for periods  during  which the Fund was  sub-advised  by the prior
Sub-advisor.
7.  Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management  L.P.  served as Sub-advisor to the
Fund.  From  December  31,  1998 to April  30,  2000,  OppenheimerFunds,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided  in the above chart  reflects  that of the Fund for  periods  during  which the Fund was sub-advised by the prior Sub-advisors.
8.   Prior to May 1, 2000, Lord,  Abbett & Co. served as Sub-advisor to the Fund. The performance  information  provided in the above chart reflects that of the Fund for periods during which the Fund was sub-advised by the prior Sub-advisor.

                                                                     Total Return After Taxes on Distributions
                                                                     -----------------------------------------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Founders International Small Capitalization Fund     7/28/97
     One Year                                                                -47.78%        -48.22%       -46.00%      -43.53%
     Since Inception                                                          -3.61%         -3.18%        -3.04%       -2.19%
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -34.76%        -35.41%       -32.73%      -29.57%
     Since Inception                                                         -24.18%        -24.25%       -22.80%      -21.32%
ASAF Janus Overseas Growth Fund                           01/02/98
     One Year                                                                -44.70%        -44.96%       -42.07%      -40.05%
     Since Inception                                                          -1.20%         -0.88%        -0.05%        0.54%
ASAF American Century International Growth Fund2          07/28/97
     One Year                                                                -37.68%        -38.20%       -34.98%      -32.65%
     Since Inception                                                          -6.58%         -7.45%        -7.07%       -6.44%
ASAF PBHG Small-Cap Growth Fund3                          07/28/97
     One Year                                                                -39.87%        -40.33%       -37.76%      -34.94%
     Since Inception                                                           1.01%         -1.47%         1.70%        2.51%
ASAF DeAM Small-Cap Growth Fund4                          03/01/00
     One Year                                                                -46.44%        -46.92%       -44.53%      -42.07%
     Since Inception                                                         -39.48%        -39.59%       -37.99%      -36.69%
ASAF Gabelli Small-Cap Value Fund5                        07/29/97
     One Year                                                                 -6.14%         -6.76%        -2.95%        1.42%
     Since Inception                                                           0.34%          0.81%         1.01%        1.85%
ASAF Janus Mid-Cap Growth Fund                            09/11/00
     One Year                                                                -61.91%        -62.11%       -60.53%      -58.78%
     Since Inception                                                         -57.18%        -57.01%       -55.42%      -54.14%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -47.00%        -47.43%       -45.21%      -42.69%
     Since Inception                                                           8.07%          8.75%         9.19%       10.35%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                -13.73%        -14.41%       -10.80%       -6.71%
     Since Inception                                                           8.01%          8.75%         9.19%       10.30%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -35.20%        -35.59%       -32.84%      -29.76%
     Since Inception                                                         -35.30%        -35.08%       -32.58%      -30.59%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                -15.15%        -16.18%       -12.49%       -8.61%
     Since Inception                                                         -11.81%        -11.60%        -8.33%       -5.59%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -67.65%        -68.19%       -66.75%      -65.21%
     Since Inception                                                         -65.32%        -65.59%       -64.21%      -63.10%
ASAF INVESCO Health Sciences Fund                         03/01/01
     Since Inception                                                           7.07%          7.10%        11.29%       16.24%
ASAF ProFund Managed OTC Fund6                            09/11/00
     One Year                                                                -70.99%        -71.18%       -70.03%      -68.54%
     Since Inception                                                         -71.66%        -71.56%       -70.61%      -69.59%
ASAF Alliance Growth Fund7                                01/02/98
     One Year                                                                -39.86%        -40.08%       -37.12%      -34.91%
     Since Inception                                                          -0.76%         -0.39%         0.26%        0.93%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                               -34.04%        -34.62%       -31.76%      -28.65%
     Since Inception                                                           1.61%          2.11%         2.65%        3.73%
ASAF Janus Capital Growth Fund                            07/28/97
     One Year                                                                -48.57%        -48.94%       -46.26%      -44.35%
     Since Inception                                                           1.35%          1.66%         2.08%        2.76%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     Since Inception                                                         -15.17%        -15.59%       -11.98%       -8.06%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     Since Inception                                                          -9.61%        -10.23%        -6.29%       -2.01%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     Since Inception                                                          -7.82%         -8.44%        -4.63%       -0.27%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -24.91%        -25.50%       -22.30%      -18.97%
     Since Inception                                                         -12.33%        -12.37%       -10.54%       -9.09%
ASAF  Alliance Growth and Income Fund8                    01/02/98
     One Year                                                                -13.46%        -13.97%        -9.49%       -6.33%
     Since Inception                                                           4.78%          5.34%         5.99%        6.65%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -28.03%        -28.53%       -25.52%      -22.14%
     Since Inception                                                         -12.14%        -12.17%       -10.39%       -8.77%
ASAF INVESCO Equity Income Fund                           07/28/97
     One Year                                                                -20.70%        -21.12%       -16.96%      -13.97%
     Since Inception                                                           4.38%          4.97%         5.35%        5.96%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                -16.10%        -17.01%       -13.48%       -9.47%
     Since Inception                                                           2.96%          3.47%         3.65%        4.49%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                -11.73%        -13.26%        -8.92%       -5.77%
     Since Inception                                                          -4.33%         -4.02%        -3.66%       -3.11%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                  7.05%          5.51%        10.52%       14.30%
     Since Inception                                                           5.18%          4.37%         4.80%        5.42%
1.   Prior to December 10,  2001,  A I M Capital  Management,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised  by the prior Sub-advisor.
2.   Prior to May 1,  2000,  T.  Rowe  Price  International,  Inc.  served as  Sub-advisor  to the  Fund.  The  performance information  provided in the above chart  reflects that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.
3.  Between January 1, 1999 and September 14, 2001, Janus Capital  Corporation  served as Sub-advisor to the Fund. Prior to
January 1, 1999,  Founders Asset  Management LLC served as Sub-advisor to the Fund. The  performance  information  provided in the above  chart  reflects  that of the Fund for  periods  during  part of which the Fund was  sub-advised  by the prior
Sub-advisors.
4.  Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
5   Prior to September  11, 2000,  T. Rowe Price  Associates,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
6.   Prior to March 1,  2001,  Rydex  Global  Advisors  served at  Sub-advisor  to the Fund.  The  performance  information provided in the above  chart  reflects  that of the Fund for periods  during  which the Fund was  sub-advised  by the prior
Sub-advisor.
7.  Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management  L.P.  served as Sub-advisor to the
Fund.  From  December  31,  1998 to April  30,  2000,  OppenheimerFunds,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided  in the above chart  reflects  that of the Fund for  periods  during  which the Fund was sub-advised by the prior Sub-advisors.
8. Prior to May 1, 2000,  Lord,  Abbett & Co. served as Sub-advisor to the Fund. The  performance  information  provided in the above chart reflects that of the Fund for periods during which the Fund was sub-advised by the prior Sub-advisor.

                                                             Total Return After Taxes on Distributions and Redemption
                                                             --------------------------------------------------------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Founders International Small Capitalization Fund     7/28/97
     One Year                                                                -29.10%        -29.37%       -28.01%      -26.51%
     Since Inception                                                          -2.61%         -2.27%        -2.16%       -1.50%
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -21.17%        -21.56%       -19.93%      -18.01%
     Since Inception                                                         -18.76%        -18.82%       -17.73%      -16.62%
ASAF Janus Overseas Growth Fund                           01/02/98
     One Year                                                                -26.49%        -26.73%       -24.97%      -23.73%
     Since Inception                                                          -0.73%         -0.50%         0.15%        0.62%
ASAF American Century International Growth Fund2          07/28/97
     One Year                                                                -22.95%        -23.27%       -21.30%      -19.88%
     Since Inception                                                          -5.12%         -5.79%        -5.51%       -5.03%
ASAF PBHG Small-Cap Growth Fund3                          07/28/97
     One Year                                                                -24.28%        -24.56%       -23.00%      -21.28%
     Since Inception                                                           0.84%          1.22%         1.40%        2.06%
ASAF DeAM Small-Cap Growth Fund4                          03/01/00
     One Year                                                                -28.28%        -28.57%       -27.12%      -25.62%
     Since Inception                                                         -30.41%        -30.49%       -29.33%      -28.37%
ASAF Gabelli Small-Cap Value Fund5                        07/29/97
     One Year                                                                 -2.83%         -3.14%         0.83%        1.87%
     Since Inception                                                           0.48%          0.85%         1.00%        1.69%
ASAF Janus Mid-Cap Growth Fund                            09/11/00
     One Year                                                                -37.67%        -37.82%       -36.85%      -35.79%
     Since Inception                                                         -45.15%        -45.03%       -43.80%      -42.81%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -28.62%        -28.88%       -27.53%      -26.00%
     Since Inception                                                           6.61%          7.17%         7.53%        8.50%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                 -8.19%         -8.60%        -6.40%       -3.91%
     Since Inception                                                           6.62%          7.24%         7.59%        8.52%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -21.40%        -21.67%       -19.99%      -18.12%
     Since Inception                                                         -28.04%        -27.89%       -25.92%      -24.34%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                 -9.40%         -9.82%        -7.57%       -5.21%
     Since Inception                                                          -9.40%         -9.25%        -6.64%       -4.45%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -41.18%        -41.53%       -40.65%      -39.71%
     Since Inception                                                         -51.41%        -51.63%       -50.58%      -49.73%
ASAF INVESCO Health Sciences Fund                         03/01/01
     Since Inception                                                           4.31%          4.32%         6.87%        9.89%
ASAF ProFund Managed OTC Fund6                            09/11/00
     One Year                                                                -43.23%        -43.35%       -42.65%      -41.74%
     Since Inception                                                         -56.24%        -56.17%       -55.45%      -54.68%
ASAF Alliance Growth Fund7                                01/02/98
     One Year                                                                -22.18%        -22.16%       -20.35%      -18.95%
     Since Inception                                                           0.06%          0.39%         0.90%        1.45%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                               -20.73%        -21.08%       -19.34%      -17.45%
     Since Inception                                                           1.29%          1.69%         2.13%        3.01%
ASAF Janus Capital Growth Fund                            07/28/97
     One Year                                                                -29.58%        -29.80%       -28.17%      -27.01%
     Since Inception                                                           1.09%          1.34%         1.67%        2.23%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     Since Inception                                                          -9.24%         -9.49%        -7.30%       -4.91%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     Since Inception                                                          -5.85%         -6.23%        -3.93%       -1.22%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     Since Inception                                                          -4.76%         -5.14%        -2.82%       -0.16%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -15.15%        -15.51%       -13.57%      -11.54%
     Since Inception                                                          -9.73%         -9.75%        -8.33%       -7.19%
ASAF  Alliance Growth and Income Fund8                    01/02/98
     One Year                                                                 -7.03%         -7.27%        -4.54%       -2.58%
     Since Inception                                                           4.09%          4.54%         5.07%        5.62%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -17.07%        -17.38%       -15.54%      -13.48%
     Since Inception                                                          -9.58%         -9.61%        -8.22%       -6.95%
ASAF INVESCO Equity Income Fund                           07/28/97
     One Year                                                                -12.32%        -12.66%       -10.12%       -8.30%
     Since Inception                                                           3.77%          4.20%         4.51%        5.02%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                 -9.51%        -10.16%        -8.01%       -5.57%
     Since Inception                                                           2.57%          2.93%         3.08%        3.77%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                 -4.95%         -5.90%        -3.26%       -1.28%
     Since Inception                                                          -2.34%         -2.13%        -1.86%       -1.42%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                  5.49%          4.47%         7.53%        9.85%
     Since Inception                                                           4.74%          4.04%         4.38%        4.89%
1.   Prior to December 10,  2001,  A I M Capital  Management,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised  by the prior Sub-advisor.
2.   Prior to May 1,  2000,  T.  Rowe  Price  International,  Inc.  served as  Sub-advisor  to the  Fund.  The  performance information  provided in the above chart  reflects that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.
3.  Between January 1, 1999 and September 14, 2001, Janus Capital  Corporation  served as Sub-advisor to the Fund. Prior to
January 1, 1999,  Founders Asset  Management LLC served as Sub-advisor to the Fund. The  performance  information  provided in the above  chart  reflects  that of the Fund for  periods  during  part of which the Fund was  sub-advised  by the prior
Sub-advisors.
4.  Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
5   Prior to September  11, 2000,  T. Rowe Price  Associates,  Inc.  served as  Sub-advisor  to the Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund for  periods  during  part of  which  the Fund was sub-advised by the prior Sub-advisor.
6.   Prior to March 1,  2001,  Rydex  Global  Advisors  served at  Sub-advisor  to the Fund.  The  performance  information provided in the above  chart  reflects  that of the Fund for periods  during  which the Fund was  sub-advised  by the prior
Sub-advisor.
7.  Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management  L.P.  served as Sub-advisor to the
Fund.  From  December  31,  1998 to April  30,  2000,  OppenheimerFunds,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided  in the above chart  reflects  that of the Fund for  periods  during  which the Fund was sub-advised by the prior Sub-advisors.
8.       Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor to the Fund.  The performance information provided in the above chart reflects that of the Fund for periods during which the Fund was sub-advised by the prior Sub-advisor.

         Standardized  Yield  Quotations.  The yield of a class of Fund  shares is  computed  by  dividing  the class's net investment  income per share during a base period of 30 days, or one month, by the maximum  offering price per share of the class on the last day of such base period in accordance with the following formula:

                                            YIELD = 2 [ (a - b + 1)6 - 1 ]
                                                         -----
                                                                     cd

         Where:     a    =   net investment income earned during the period attributable to the subject class

                    b    =   net expenses accrued for the period attributable to the subject class

                    c    =   the average  daily number of shares of the subject  class  outstanding  during the period that
were                                entitled to receive dividends

                    d    =   the maximum offering price per share of the subject class

         Net investment  income will be determined in accordance with rules  established by the SEC. The price per share of
Class A shares,  other than  shares of the ASAF Money  Market  Fund,  will  include  the maximum  sales  charge  imposed on purchases of Class A shares which decreases with the amount of shares purchased.

         The yield for each class of shares of the ASAF  Federated  High Yield Fund and ASAF PIMCO  Total  Return Bond Fund
for the 30 day period ended October 31, 2001 is shown below:

                                                            Class A      Class B      Class C      Class X

               ASAF Federated High Yield Bond Fund            10.51%       10.56%       10.44%       10.58%
              ASAF PIMCO Total Return Bond Fund                2.89%        2.56%        2.52%        2.58%

         Non-Standardized  Performance.  In order to more  completely  represent a Fund's  performance  or more  accurately compare  such  performance  to other  measures  of  investment  return,  a Fund also may include in  advertisements,  sales literature and  shareholder  reports other total return  performance  data  ("Non-Standardized  Return").  Non-Standardized
Return may be quoted for the same or different  periods as those for which  standardized  return is quoted;  it may consist of an  aggregate or average  annual  percentage  rate of return,  actual  year-by-year  rates or any  combination  thereof.
Non-Standardized  Return may or may not take sales charges into account;  performance  data  calculated  without taking the effect of sales  charges into  account  will be higher than data  including  the effect of such  charges.  Non-standardized performance  will be  advertised  only if the standard  performance  data for the same period,  as well as for the required periods, is also presented.

         Each Fund may also publish its distribution  rate and/or its effective  distribution  rate. A Fund's  distribution rate is computed by dividing the most recent monthly  distribution  per share  annualized,  by the current NAV per share. A
Fund's effective  distribution  rate is computed by dividing the distribution  rate by the ratio used to annualize the most recent  monthly  distribution  and  reinvesting  the  resulting  amount  for a full  year on the basis of such  ratio.  The effective  distribution  rate will be higher than the  distribution  rate because of the compounding  effect of the assumed reinvestment.  Unlike a Fund's  yield,  which is computed from the yields to maturity of all debt  obligations  held by the
Fund, the  distribution  rate is based on a Fund's last monthly  distribution.  A Fund's monthly  distribution  tends to be relatively  stable and may be more or less than the amount of net investment  income and  short-term  capital gain actually earned by the Fund during the month (see the Company's Prospectus under "Dividends, Capital Gains and Taxes").

         Other data that may be advertised or published about each Fund include the average portfolio quality,  the average portfolio maturity and the average portfolio duration.

         Comparative  Information.  From time to time in advertisements or sales material,  the Fund's performance  ratings or other  information as published by recognized  mutual fund  statistical or rating  services,  such as Lipper  Analytical
Services,  Inc. or Morningstar,  or by publications of general  interest,  such as Forbes or Money,  may be discussed.  The
                                                                                   ------    -----
performance  of the Funds may also be compared to that of other selected  mutual funds,  mutual fund averages or recognized stock  market  indicators.  Such  performance  ratings  or  comparisons  may be made  with  funds  that may have  different investment  restrictions,  objectives,  policies or techniques than the Funds and such other funds or market indicators may be comprised of securities  that differ  significantly  from the Funds'  investments.  Descriptions  of some of the indices which may be used are listed below:

         o    The Standard & Poor's 500 Composite Stock Price Index is a well-diversified  list of 500 large capitalization companies representing the U.S. Stock Market.

         o    The Standard and Poor's  Small Cap 600 index is designed to represent  price  movements in the small cap U.S.
equity  market.  It  contains  companies  chosen  by the  Standard  & Poor's  Index  Committee  for  their  size,  industry characteristics,  and  liquidity.  None of the  companies  in the S&P 600  overlap  with the S&P 500 or the S&P 400 (MidCap
Index).  The S&P 600 is weighted by market capitalization.

         o    The NASDAQ  Composite OTC Price Index is a market  value-weighted  and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

         o    The Lehman  Government  Bond Index is a measure of the  market  value of all public  obligations  of the U.S.
Treasury;  all publicly  issued debt of all agencies of the U.S.  Government and all  quasi-federal  corporations;  and all corporate debt guaranteed by the U.S.  Government.  Mortgage backed  securities,  bonds and foreign targeted issues are not included in the Lehman Government Index.

         o    The Lehman  Government/Corporate  Bond Index is a measure of the market  value of  approximately  5,300 bonds with a face value  currently  in excess of $1.3  trillion.  To be included  in the Lehman  Government/Corporate  Index,  an issue must have amounts  outstanding in excess of $1 million,  have at least one year to maturity and be rated "Baa" or its equivalent or higher ("investment grade") by a nationally recognized rating agency.

         o    The  Russell  2000 Index  represents  the bottom two thirds of the largest  3000  publicly  traded  companies domiciled  in the U.S.  Russell uses total  market  capitalization  to  determine  the  companies  that are included in the
Index.  Only common stocks are included in the Index.

         o    The Russell 2500 Index is a market  value-weighted,  unmanaged  index showing  total return (i.e.,  principal changes with income) in the aggregate  market value of 2,500 stocks of publicly  traded  companies  domiciled in the United
States.  The Index includes  stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         o    The Morgan Stanley Capital  International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe,  Australia,  New Zealand and the Far East. The EAFE Index is
typically  shown  weighted  by the market  capitalization.  However,  EAFE is also  available  weighted  by Gross  Domestic
Product ("GDP"). These weights are modified on July 1st of each year to reflect the prior year's GDP.

         o    The  Lehman  Brothers  High  Yield BB Index is a measure of the market  value of public  debt  issues  with a minimum par value of $100 million and rated  Ba1-Ba3 by Moody's.  All bonds within the index are U.S.  dollar  denominated, non-convertible and have at least one year remaining to maturity.

In addition,  the total return or yield of the Funds may be compared to the yield on U.S.  Treasury  obligations and to the percentage change in the Consumer Price Index.

         Each Fund's investment  performance may be advertised in various financial  publications,  newspapers,  magazines, including:  Across the Board,  Advertising Age, Adviser's  Magazine,  Adweek,  Agent,  American Banker,  American Agent and
Broker, Associated Press, Barron's, Best's Review,  Bloomberg,  Broker World, Business Daily, Business Insurance,  Business
Marketing,  Business  Month,  Business News Features,  Business Week,  Business Wire,  California  Broker,  Changing Times,
Consumer  Reports,  Consumer Digest,  Crain's,  Dow Jones News Service,  Economist,  Entrepreneur,  Entrepreneurial  Woman,
Financial Planning,  Financial Services Week, Financial Times,  Financial World, Forbes,  Fortune,  Hartford Courant, Inc.,
Independent  Business,   Institutional  Investor,  Insurance  Forum,  Insurance  Advocate  Independent,   Insurance  Review
Investor's,  Insurance  Times,  Insurance  Week,  Insurance  Product News,  Insurance  Sales,  Investment  Dealers  Digest,
Investment  Advisor,  Journal  of  Commerce,  Journal  of  Accountancy,  Journal  of the  American  Society  of CLU & ChFC,
Kiplinger's  Personal  Finance,  Knight-Ridder,  Life  Association  News,  Life  Insurance  Selling,  Life  Times,  LIMRA's
MarketFacts,  Lipper Analytical  Services,  Inc.,  MarketFacts,  Medical  Economics,  Money,  Morningstar,  Inc.,  Nation's
Business,  National Underwriter,  New Choices, New England Business, New York Times, Pension World, Pensions & Investments,
Professional  Insurance Agents,  Professional Agent,  Registered  Representative,  Reuter's,  Rough Notes, Round the Table,
Service,  Success, The Standard, The Boston Globe, The Washington Post,  Tillinghast,  Time, U.S. News & World Report, U.S.
Banker,  United Press International,  USA Today, Value Line, The Wall Street Journal,  Wiesenberger  Investment and Working
Woman.

         From time to time the  Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

                                                 MANAGEMENT OF THE COMPANY

..........The following table sets forth information  concerning the officers and Directors of the Company,  including their addresses and principal business occupations for the last five years:

Independent Directors:

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
                                                                                                               Number of
                                                                                                          Portfolios in Fund
                                          Length of Time                                                   Complex Overseen
                                             Served(1)                                                            by
Name, Age and Address          Position                    Principal Occupation During Past 5 Years       Director/Trustee *
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------

David E. A. Carson             Director   Director since   Director (January 2000 to present)                     69
(67)                                        April, 1992    Chairman (January 1999 to December 1999)
People's Bank                                              Chairman   and   Chief   Executive    Officer
1  Financial  Plaza,   Second                              (January 1998 to December 1998)
Floor                                                      President,   Chairman  and  Chief   Executive
Hartford, Connecticut 06103                                Officer (1983 to December 1997)
                                                           People's Bank

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other  Directorships  Held: Mr. Carson has served as a Director of United  Illuminating,  a utility company,  since May 1993.
He has also served as a Trustee of Mass Mutual Institutional Funds, a mutual fund company, since 1996.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
Julian A. Lerner               Director   Director since   Retired since 1995                                     69
(77)                                      November, 1996   Senior Vice President and Portfolio Manager
12850 Spurling Road Suite 208                              (1986 to 1995)
Dallas, Texas 75230                                        AIM Charter Fund and AIM Summit Fund

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. Lerner served a Director of the Idex Funds, a mutual fund company, from March 1996 until
December 1999.  He served as a Director of Atlas Assets Inc., a mutual fund company, from November 1997 until March 1999.
He also served as a Trustee of Atlas Insurance Company Trust, a mutual fund company, from November 1997 until March 1999.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
Thomas M. O'Brien              Director   Director since   President and Chief Executive Officer                  69
(51)                                        April, 1992    May 2000 to present
Atlantic Bank of New York                                  Atlantic Bank of New York
960 Avenue of the Americas
New York, NY 10001                                         Vice Chairman
                                                           January 1997 to April 2000
                                                           North Fork Bank

                                                           President and Chief Executive Officer:
                                                           December 1984 to December 1996
                                                           North Side Savings Bank

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. O'Brien served as a Director of North Fork Bank, a bank, from December 1996 until May 2000.
He has also served as a Director of Atlantic Bank of New York, a bank, since May 2000.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
John A. Pileski                Director   Director since   Retired since June 2000                                69
(62)                                      February, 2001
43 Quaquanantuck Lane                                      Tax Partner
Quogue, NY 11959                                           (January 1995 to June 2000)
                                                           KPMG, LLP

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other  Directorships  Held: Mr.  Pileski has served as a Director of New York  Community Bank since April,  2001. He has also served as a Director of Queens  Museum of Art since  January  1997 and as a Director of Surf Club of Quogue,  Inc.  since May
1980.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
F. Don Schwartz                Director   Director since   Management Consultant                                  69
(66)                                        April, 1992    (April 1985 to present)
6 Sugan Close Drive
New Hope, PA 18938

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  None
------------------------------------------------------------------------------------------------------------------------------

Interested Directors and Company Officers:

------------------------------ ----------- --------------- -------------------------- ----------------------------------------

                                                           Number of Portfolios in
                                             Length of     Fund Complex Overseen by
                                           Time Served(1)  Trustee/Director*
Name, Age and Address           Position                                                     Other Directorships Held
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------ ----------- --------------- -------------------------- ----------------------------------------

John Birch                     Vice        Vice                       N/A                              None
(51)                           President   President
                                           since    April
                                           1998

------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Birch has served as Senior Vice  President  and Chief  Operating  Officer of
American Skandia Investment Services,  Incorporated  ("ASISI") since December 1997. He served as Executive Vice President and
Chief Operating Officer of International Fund Administration from August 1996 until October 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
Richard G. Davy, Jr.           Treasurer   Treasurer
(52)                                       since    March             N/A                              None
                                           1995
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Davy has served as Vice  President of ASISI since June 1997.  Prior to that, he served as Controller of ASISI from September 1994 until June 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
Wade A. Dokken                 President   President                                       Director of American Skandia,
(41)                                       since    June,             N/A                      Incorporated ("ASI")
                                           2001
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Dokken has served as President and Chief Executive  Officer of ASI since May
2000. He served as Executive Vice President and Chief  Operating  Officer of ASI from December 1999 until May 2000.  Prior to that, he served as Deputy Chief  Executive  Officer of ASI from December 1997 to December  1999.  Prior to that, he served as
Executive Vice President and Chief Marketing Officer of ASI from March 1995 until December 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
Edward P. Macdonald            Secretary   Secretary
(34)                                       since                      N/A                              None
                                           November 2000
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr.  Macdonald has served as Senior  Counsel,  Securities of ASI since September
2000.  From  December  1999 until August 2000 he served as Counsel of ASI.  From April 1999 until  December 1999 he served as
Senior Associate Counsel of ASI. Prior to that, he was Branch Chief,  Senior Counsel and Attorney at the U.S.  Securities and
Exchange Commission from October 1994 to April 1999.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
Thomas M. Mazzaferro**         Trustee     Trustee  since             69                 Director of American Skandia Life
(48)                                       April 2000                                    Assurance Corporation ("ASLAC"),
------------------------------ ----------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Mr. Mazzaferro has served as Executive Vice President and
Chief Financial Officer of ASLAC since April 1988.
------------------------------------------------------------------------------------------------------------------------------
* The  Directors  are  responsible  for  overseeing  all 31 Funds  included in the  Company,  as well as the 40  Portfolios included in American  Skandia Trust and the 5 Portfolios in the American  Skandia Master Trust, all of which are investment companies managed by the Investment Manager.
**  Indicates a Director of the Company who is an  "interested  person"  within the meaning set forth in the 1940 Act.  Mr.
Mazzaferro is deemed "interested" by virtue of his serving as an officer and Director of the Investment Manager.

(1) All of the officers and Directors of the Company listed above serve in similar  capacities for American  Skandia Trust, and/or American Skandia Master Trust, which are also investment companies managed by the Investment Manager.

(2) Unless otherwise  indicated,  each officer and Director listed above has held his/her principal occupation for at least the last five  years.  In addition to the  principal  occupations  noted  above,  the  following  officers  and  Interested
Directors of the Company hold various positions with American Skandia  Investment  Services,  Incorporated  ("ASISI"),  the
Company's Investment Manager, and its affiliates,  including American Skandia Advisory Services,  Inc. ("ASASI"),  American
Skandia Life Assurance  Corporation  ("ASLAC"),  American Skandia Fund Services,  Inc. ("ASFS") American Skandia Marketing,
Incorporated  ("ASM"),  American Skandia  Information  Services and Technology  Corporation  ("ASIST") or American Skandia,
Incorporated  ("ASI"):  Mr.  Birch also  serves as Senior  Vice  President  and Chief  Operating  Officer of ASISI and as a
Senior Vice President of ASI. Mr. Dokken also serves as Chief  Executive  Officer of ASISI,  President and Chief  Executive
Officer of ASASI,  ASLAC,  ASFS,  ASI and ASIST and as a Director of ASI.  Mr.  Mazzaferro  also serves as  Executive  Vice
President,  Chief  Financial  Officer and a Director of ASI,  ASLAC,  ASM,  ASIST and ASFS, as President,  Chief  Financial
Officer and a Director of ASLAC.

         The overall  management  of the  business  and affairs of the Company is vested with the Board of  Directors.  The
Board of Directors  approves all significant  agreements between the Company and persons or companies  furnishing  services to the Company, including the Company's agreements with the Investment Manager,  Administrator,  Custodian and Transfer and
Shareholder  Servicing  Agent and the  agreements  between the  Investment  Manager and each  Sub-advisor.  The  day-to-day operations  of the Company are  delegated  to the  Company's  officers  subject  always to the  investment  objectives  and policies of the Company and to the general  supervision  of the Board of  Directors.  Each  Director  will serve until that person's successor is elected and qualified.

         Nominating  and  Governance  Committee.  The  Nominating  and  Governance  Committee  shall make  nominations  for
Independent  Trustee  membership on the Board of Trustees.  The members of the Nominating and Governance  Committee include
David E. A. Carson,  Julian A. Lerner  (Chairman),  Thomas M. O'Brien,  John A. Pileski and F. Don Schwartz.  In 2001,  the
Committee met on February 13, 2001 and April 9, 2001.  The Committee  currently does not consider  nominees  recommended by security holders.

         Audit  Committee.  The Audit  Committee  shall  recommend  to the full Board the  engagement  or  discharge of the
Trust's independent  accountants;  directing  investigations into matters within the scope of the independent  accountants'
duties,  reviewing  with the  independent  accountants  the audit plan and  results of the  audit,  approving  professional services provided by the independent  accountants prior to the performance of such services,  reviewing the independence of the  independent  accountants  and  considering  the range of audit and non-audit  fees. The members of the Audit Committee include  Thomas M. O'Brien  (Chairman),  David E. A.  Carson,  Julian A. Lerner,  John A. Pileski and F. Don  Schwartz.  In
2001, the Audit Committee met on April 9, 2001, June 26, 2001 and October 4, 2001.

The dollar range of equity  securities  beneficially  owned by the  Directors of the Company as of the year ended  December
31, 2001 are listed below:

Independent Directors:

----------------------- -------------------------------------------------------------------------- ---------------------------
                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in All
                                                                                                     Funds Overseen by the
                                                                                                   Directors in the American
                                                                                                        Skandia Complex
                                                 Dollar Range of Equity
   Name of Director                              Securities in each Fund
----------------------- -------------------------------------------------------------------------- ---------------------------
  David E. A. Carson    ASAF American Century  International  Growth:  ($1 - $10,000);  ASAF PBHG      $10,001 - $50,000
                        Small-Cap Growth Fund: ($1 - $10,000);  ASAF Marsico Capital Growth Fund:
                        ($1-$10,000);  ASAF Janus  Small-Cap  Growth Fund:  ($1 - $10,000);  ASAF
                        Janus Overseas Growth Fund: ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
   Julian A. Lerner     ASAF Founders  International Small  Capitalization  Fund: ($1 - $10,000);        Over $100,000
                        ASAF Strong International Equity Fund:
                        ($1 - $10,000); ASAF Janus Overseas Growth Fund: ($1 - $10,000); ASAF
                        American Century International Growth Fund: ($1 - $10,000); ASAF PBHG
                        Small-Cap Growth Fund: ($1 - $10,000); ASAF DeAM Small-Cap Growth Fund:
                        ($1 - $10,000); ASAF Gabelli Small-Cap Value Fund: ($1 - $10,000); ASAF
                        Janus Mid-Cap Growth Fund: ($1 - $10,000); ASAF Neuberger Berman Mid-Cap
                        Growth Fund: ($1 - $10,000); ASAF Neuberger Berman Mid-Cap Value Fund:
                        ($10,001 - $50,000); ASAF Alger All-Cap Growth Fund: ($1 - $10,000);
                        ASAF Gabelli All-Cap Value Fund: ($1 - $10,000); ASAF INVESCO Technology
                        Fund: ($1 - $10,000); ASAF INVESCO Health Sciences Fund: ($1 - $10,000);
                        ASAF ProFund Managed OTC Fund: ($1 - $10,000); ASAF Alliance Growth
                        Fund: ($1 - $10,000); ASAF Marsico Capital Growth Fund: ($1 - $10,000);
                        ASAF Janus Capital Growth Fund: ($1 - $10,000); ASAF T. Rowe Price Tax
                        Managed Fund: ($1 - $10,000); ASAF Alliance/Bernstein Growth + Value
                        Fund: ($10,001 - $50,000); ASAF Sanford Bernstein Core Value Fund:
                        ($10,001 - $50,000); ASAF Sanford Bernstein Managed Index 500 Fund: ($1
                        - $10,000); ASAF Alliance Growth & Income Fund: ($10,001 - $50,000);
                        ASAF MFS Growth with Income Fund: ($1 - $10,000); ASAF INVESCO Equity
                        Income Fund: ($1 - $10,000); ASAF American Century Strategic Balanced
                        Fund: ($1 - $10,000); ASAF Federated High Yield Bond Fund: ($1 -
                        $10,000); ASAF PIMCO Total Return Bond Fund: ($1 - $10,000); ASAF Money
                        Market Fund: ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
  Thomas M. O'Brien     ASAF Alliance  Growth Fund:  ($50,001 - $100,000);  ASAF Marsico  Capital        Over $100,000
                        Growth  Fund:  ($50,001 -  $100,000);  ASAF PIMCO Total  Return Bond Fund
                        (over $100,000); ASAF Money Market Fund: (over $100,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
   John A. Pileski      ASAF Marsico Capital Growth Fund:  ($10,001 - $50,000);  ASAF PIMCO Total      $10,001 - $50,000
                        Return Bond Fund ($10,001 - $50,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
   F. Don Schwartz      ASAF Marsico Capital Growth Fund (over $100,000);                                Over $100,000
                        ASAF Janus Capital Growth Fund ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------

Interested Director:

----------------------- -------------------------------------------------------------------------- ---------------------------
                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in All
                                                                                                     Funds Overseen by the
                                                                                                   Directors in the American
                                                                                                        Skandia Complex
                                                 Dollar Range of Equity
   Name of Director                              Securities in each Fund

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
 Thomas M. Mazzaferro   ASAF Founders  International Small  Capitalization  Fund: ($1 - $10,000);         $1 - $10,000
                        ASAF American  Century  International  Growth Fund: ($1 - $10,000);  ASAF
                        Janus  Capital  Growth Fund ($1 - $10,000);  and ASAF PIMCO Total  Return
                        Bond Fund: ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------

         During the past fiscal  year,  the  Directors  considered  and  approved  each Fund's  investment  management  and sub-advisory  agreement  with ASISI and its  Sub-advisors,  individually.  In connection  with each of these  reviews,  the
Directors,  with the advice and assistance of independent  counsel and counsel to the  Portfolios,  received and considered information and reports relating to the nature,  quality and scope of the services  provided to the Portfolios by ASISI and its affiliates,  as well as each Sub-advisor.  The Directors,  in each case, considered the level of and the reasonableness of the fees  charged for these  services,  together  with  comparative  fee and expense  information  showing,  among other things, the fees paid for advisory,  administrative,  transfer agency, and shareholder services and the total expense ratio of each Fund of the Company relative to its peer group of mutual funds.

In addition, the Directors considered, among other factors:

o        the effect of the investment advisory fee and portfolio  administration fee structure on the expense ratio of each
     Fund of the Company;

o        the effect of the  investment  advisory fee and portfolio  administration  fee structure on the nature or level of services to be provided to each Fund of the Company;

o        the investment performance of each Fund of the Company;

o        information  on the  investment  performance,  advisory  fees,  administration  fees and  expense  ratios of other investment companies managed by ASISI;

o        information  on the  investment  performance,  advisory  fees,  administration  fees and  expense  ratios of other investment  companies  not  advised by ASISI or the  Sub-advisors  but  believed  to be  generally  comparable  in its investment objectives and size to each Fund of the Company; and

o        the  continuing  need of ASISI and each  Sub-advisor  to retain  and  attract  qualified  investment  and  service professionals to serve the Company and each Fund in an increasingly competitive industry.

         The Directors also  considered  various  improvements  and upgrades in shareholder  services made during the year, financial  information  about ASISI's costs,  an analysis of historical  profitability  of each Fund, and the importance of supporting quality, long-term service by ASISI and the Sub-advisors to help achieve solid investment performance.

         Based on all the factors  described above and such other  considerations  and information as it deemed relevant to its decision,  the Directors determined that the approval of each investment  management and sub-advisory  agreement was in the best interests of each Fund and its shareholders and on that basis approved these agreements.

         The  Directors  and  officers  of the  Company  who  are  affiliates  of the  Investment  Manager  do not  receive compensation  directly  from the Company for serving in such  capacities.  However,  those  officers  and  Directors of the
Company who are affiliated  with the Investment  Manager may receive  remuneration  indirectly,  as the Investment  Manager will  receive  fees from the Company for the  services it provides.  Each of the other  Directors  receives  annual and per meeting  fees paid by the  Company  plus  expenses  for each  meeting of the Board and of  shareholders  which he  attends.
Compensation  received  during the year ended  December 31, 2001 by the Directors who are not  affiliates of the Investment
Manager was as follows:

                                                                                      Total Compensation from Registrant and
Name of Director                            ---------------------------------------                Fund Complex
                                                  Aggregate Compensation from                  Paid to Director (1)
                                                          Registrant
-------------------------------------------                                          -----------------------------------------

David E. A. Carson                                          $28,700                                  $118,800
Julian A. Lerner                                            $30,200                                  120,500
Thomas M. Mazzaferro                                          $0                                        $0
Thomas M. O'Brien                                         $32,400(2)                               $123,600(2)
John A Pileski                                              $30,400                                  $120,000
F. Don Schwartz                                             $29,200                                  $117,700
(1)      As of the date of this Statement,  the "Fund Complex"  consisted of the Company,  American  Skandia Trust ("AST"), and American Skandia Master Trust ("ASMT").
(2)  Mr. O'Brien deferred payment of this  compensation.  The total value of all deferred  compensation,  as of October 31,
     2001, was $50,763 from the Registrant and $196,257 from the Registrant and Fund Complex.

         The Company does not offer pension or retirement benefits to its Directors.

         The Company's Articles of Incorporation provides that the Directors,  officers and employees of the Company may be indemnified by the Company to the fullest extent  permitted by federal and state law,  including  Maryland law. Neither the
Articles of  Incorporation  nor the By-laws of the Company  authorize  the  Company to  indemnify  any  director or officer against any  liability to which he or she would  otherwise be subject by reason of or for willful  misfeasance,  bad faith, gross negligence or reckless disregard of such person's duties.

         Under the  Maryland  General  Corporation  Law, a Director of the Company  who is held liable for  assenting  to a distribution  made in  violation  of the  Company's  Articles  of  Incorporation  is  entitled  to  contribution  from each shareholder  of the Company for the amount the  shareholder  accepted  knowing the  distribution  was made in  violation of those  provisions.  Absent such knowledge,  a shareholder  will not be obligated to the Company or its creditors in respect of shares held in the Company  except to the extent of any unpaid portion of the  subscription  price or purchase price for such shares.

         The  officers  and  Directors  of the  Company  who  are  affiliates  of the  Investment  Manager  do not  receive compensation  directly from the Company for serving in the  capacities  described  above.  Those  officers and Directors of the Company,  however, who are affiliated with the Investment Manager may receive remuneration  indirectly from the Company for services  provided in their respective  capacities with the Investment  Manager.  Each of the other Directors  receives for  his  service  on the  Board  of  Directors  an  annual  and  "per-meeting"  fee,  plus  reimbursement  for  reasonable out-of-pocket  expenses  incurred  in  connection  with  attendance  at Board  meetings.  The  following  table  sets forth information  concerning  the  compensation  paid by the Company to the Directors in the fiscal year ended October 31, 2001.
Neither  the Company nor any  investment  company in the Fund  Complex  offers any  pension or  retirement  benefits to its directors or trustees.

As of February 15, 2002, the Directors and officers of the Company owned,  in the aggregate,  less than 1% of each class of the Company's shares.

Codes of Ethics.  The Company,  the Trust,  the Investment  Manager and the Distributor  have adopted codes of ethics under rule 17j-1 of the 1940 Act.  While these codes contain  provisions  reasonably  necessary to prevent  personnel  subject to the codes from engaging in unlawful  conduct,  they do not prohibit  investments in securities,  including  securities that may be purchased or held by the Funds and Portfolios, by such personnel.

                               ADDITIONAL INFORMATION ON THE "MASTER FEEDER" FUND STRUCTURE

..........As previously  discussed,  certain  Funds of the Company are  organized  under a "master  feeder"  structure.  The
Trust's  Agreement and Declaration of Trust provides that the Feeder Funds and any other entities  permitted to invest in a
Portfolio of the Trust (e.g.,  other U.S. and foreign  investment  companies,  and common and commingled  trust funds) will each be liable for all  obligations  of each such  Portfolio in the event that the Trust fails to satisfy such  liabilities and  obligations.  However,  the risk of an investor in a Portfolio  (including a Feeder  Fund)  incurring  financial  loss beyond the amount of its  investment on account of such  liability is limited to  circumstances  in which the Portfolio had inadequate  insurance  and was unable to meet its  obligations  out of its assets.  Accordingly,  the Trustees of the Trust believe that neither a Feeder Fund nor its  shareholders  will be adversely  affected by reason of the Fund  investing in a corresponding Portfolio of the Trust.

..........The Directors of the Company and the Trustees of the Trust have  oversight  responsibility  for the  operations of each Fund and  Portfolio,  respectively.  As of the date of this  Prospectus,  each of the  Directors  of the Company  also serves as a Trustee of the Trust.  The  Directors  of the  Company and the  Trustees of the Trust,  including a majority of the  Directors  and  Trustees  who are not  "interested  persons" (as defined in the 1940 Act) of the Company or the Trust, respectively,  have adopted  written  procedures  designed to identify and  reasonably  address any potential  conflicts of interest  which might arise as a result of an "overlap" of Directors and Trustees,  including,  if necessary,  the creation of a separate board of trustees of the Trust.

                                       INVESTMENT ADVISORY & ADMINISTRATION SERVICES

THE INVESTMENT MANAGER:

..........American Skandia Investment Services,  Incorporated ("ASISI," as previously defined) acts as investment manager to each Non-Feeder Fund and Portfolio pursuant to separate  investment  management  agreements with the Company and the Trust, respectively  (the  "Management  Agreements").  Unlike the  Non-Feeder  Funds,  each of the Feeder Funds invests all of its respective investable assets in a corresponding Portfolio of the Trust and thus does not require an investment manager.

..........ASISI, a Connecticut  corporation  organized in 1991, is registered as an investment adviser with the SEC and is a wholly-owned  subsidiary  of American  Skandia,  Incorporated,  whose  indirect  parent is Skandia  Insurance  Company Ltd.
("Skandia").  Skandia is a Swedish  company that owns,  directly or  indirectly,  a number of  insurance  companies in many countries.  The predecessor to Skandia  commenced  operations in 1855. In addition to serving as investment  manager to the
Company and the Trust, ASISI currently serves as the investment  manager to American Skandia Trust, an open-end  management investment  company whose shares are made available to life insurance  companies  writing  variable  annuity  contracts and variable life insurance  policies.  Shares of American Skandia Trust also may be offered directly to qualified  pension and retirement  plans.  For a list of those officers and Directors of the Company who also serve in similar  capacities for the
Investment Manager, see this SAI under "Management of the Company."

..........The Management  Agreements  provide,  in substance,  that the Investment Manager will furnish each Non-Feeder Fund and Portfolio with investment advice and investment  management and  administrative  services subject to the supervision of the Directors of the Company or the Trustees of the Trust,  where applicable,  and in conformity with the stated investment objective,  policies and  limitations  of the applicable  Fund or Portfolio.  The  Investment  Manager is  responsible  for providing,  at its expense,  such personnel as is required by each  Non-Feeder  Fund or Portfolio for the proper conduct of its affairs  and may engage a  sub-advisor  to conduct  the  investment  program of the Fund or  Portfolio  pursuant to the
Investment  Manager's  obligations under the Management  Agreements.  The Investment Manager,  not the Funds or Portfolios,
is responsible for the expenses of conducting the investment programs of the Funds and Portfolios.

..........The Management  Agreements  provide further that neither the Investment  Manager nor its personnel shall be liable for any act or omission in the course of, or connected with,  rendering  services under the  agreements,  or for any losses that may be sustained in the  purchase,  holding or sale of any security on behalf of the Funds or  Portfolios,  except for willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its or their duties or by reason of reckless disregard  of its or their  obligations  and  duties  under the  agreements.  The  Management  Agreements  also  permit the
Investment Manager to render services to others.

..........Under the terms of the  Management  Agreements,  each  Non-Feeder  Fund and  Portfolio  has agreed to pay ASISI an investment  management  fee,  which is accrued daily and paid monthly,  equal on an annual basis to a stated  percentage of the respective Fund or Portfolio's  average daily NAV. The Investment  Manager,  not any Fund or Portfolio,  is responsible for the payment of the  sub-advisory  fees to the  Sub-advisors.  For a discussion  of the fees  payable to the  Investment
Manager and the Sub-advisors,  as well as any applicable  voluntary fee waiver  arrangements,  see the Company's Prospectus under "Expense Information" and "Management of the Funds."

..........Investment  Management  Fees.  ASISI  receives  a monthly  fee from each  Non-Feeder  Fund and  Portfolio  for the performance of its services.  ASISI pays each  Sub-advisor a portion of such fee for the  performance  of the  sub-advisory services at no additional cost to any Fund or Portfolio.  Each Non-Feeder  Fund and Portfolio's  investment  management fee is accrued  daily for the  purposes of  determining  the  offering  and  redemption  price of the Fund's  shares.  The fees payable to ASISI,  based on a stated  percentage of the  Non-Feeder  Fund or Portfolio's  average daily net assets,  are as follows:

Fund/Portfolio:                                                                         Annual Rate:
--------------                                                                          -----------

ASAF Founders International Small Capitalization Fund:                   1.10% of the first $100  million;  plus 1.00
                                                                         % of the amount over $100 million

ASAF Strong International Equity Fund:                                                       1.10%

ASAF Janus Overseas Growth Fund:                                                             1.10%

ASMT American Century International Growth Portfolio:                                        1.00%

ASAF PBHG Small-Cap Growth Fund:                                                             0.90%

ASAF DeAM Small-Cap Growth Fund:                                                             0.95%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Janus Mid-Cap Growth Fund:                                                              1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                           1.00%

ASAF ProFund Managed OTC Fund:                                                               0.85%

ASAF Alliance Growth Fund:                                                       .90% of the first $1 billion;
                                                                            plus .85% of the amount over $1 billion

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASMT Janus Capital Growth Portfolio:                                                         1.00%

ASAF DeAM Large-Cap Growth Fund:                                                             0.90%

ASAF T. Rowe Price Tax Managed Fund                                                          0.95%

ASAF Alliance/Bernstein Growth + Value Fund:                                                 1.00%

ASAF Sanford Bernstein Core Value Fund:                                                      0.85%

ASAF DeAM Large-Cap Value Fund:                                                              0.90%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        1.00%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASMT INVESCO Equity Income Portfolio:                                                        0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASMT PIMCO Total Return Bond Portfolio:                                                      0.65%

ASMT Money Market Portfolio:                                                                 0.50%

         Investment  Management  Fee Waivers.  The Investment  Manager may from time to time agree to voluntarily  waive or reduce its fees,  while  retaining  their ability to be reimbursed for such fees prior to the end of each fiscal year. Such voluntary fee waivers or reductions may be rescinded at any time and without notice to investors.

         The Investment  Manager has voluntarily  agreed to waive portions of its investment  management fees equal to .10%
of the average daily net assets of the ASAF Janus  Overseas  Growth Fund;  .20% of the average daily net assets of the ASAF
Alliance  Growth and Income Fund;  .10% of the average daily net assets of the ASAF DeAM Small-Cap  Growth Fund; 10% of the average daily net assets of the ASAF DeAM  Large-Cap  Growth Fund; and 10% of the average daily net assets of the ASAF DeAM
Large-Cap Value Fund.

         The  investment  management  fee paid for each of the past three fiscal years by each Fund and Portfolio  that was publicly offered prior to October 31, 2001 was as follows:

                                                                  Year ended           Year ended             Year ended
                                                                  -----------          -----------            ----------
Name of Fund                                                   October 31, 1999      October 31, 2000      October 31, 2001
------------                                                   ----------------      ----------------      ----------------

       ASAF Founders International Small Capitalization Fund       $103,320             $1,177,780             $1,166,384

                       ASAF Strong International Equity Fund       $0                   $223,654               $592,695

                             ASAF Janus Overseas Growth Fund       $1,437,199           $6,105,013             $3,841,986

        ASMT American Century International Growth Portfolio       $232,476             $705,166               $900,282

                             ASAF PBHG Small-Cap Growth Fund       $562,158             $4,168,595             $2,023,697

                             ASAF DeAM Small-Cap Growth Fund       $0                   $259,747               $560,468

                           ASAF Gabelli Small-Cap Value Fund       $554,991             $784,316               $1,421,911

                              ASAF Janus Mid-Cap Growth Fund       $0                   $10,971                $236,388

                   ASAF Neuberger Berman Mid-Cap Growth Fund       $227,545             $2,061,698             $2,626,546

                    ASAF Neuberger Berman Mid-Cap Value Fund       $187,273             $633,211               $1,590,795

                              ASAF Alger All-Cap Growth Fund       $0                   $8,469                 $277,550

                             ASAF Gabelli All-Cap Value Fund       $0                   $4,292                 $437,638

                                ASAF INVESCO Technology Fund       $0                   $15,080                $312,651

                           ASAF INVESCO Health Sciences Fund       $0                   $0                     $40,494

                               ASAF ProFund Managed OTC Fund       $0                   $14,399                $258,985

                                   ASAF Alliance Growth Fund       $368,003             $1,081,854             $1,268,361

                            ASAF Marsico Capital Growth Fund       $2,818,406           $9,735,124             $8,799,262

                         ASMT Janus Capital Growth Portfolio       $6,824,885           $22,207,185            $15,837,193

                         ASAF T. Rowe Price Tax Managed Fund       $0                   $0                     $9,994

                 ASAF Alliance/Bernstein Growth + Value Fund       $0                   $0                     $31,559

                      ASAF Sanford Bernstein Core Value Fund       $0                   $0                     $27,107

               ASAF Sanford Bernstein Managed Index 500 Fund       $0                   $22,338                $799,176

                        ASAF Alliance Growth and Income Fund       $808,859             $1,562,440             $2,333,727

                            ASAF MFS Growth with Income Fund       $0                   $155,330               $426,192

                        ASMT INVESCO Equity Income Portfolio       $990,476             $1,997,466             $2,613,726

               ASAF American Century Strategic Balanced Fund       $642,319             $1,473,047             $1,690,530

                         ASAF Federated High Yield Bond Fund       $627,368             $875,594               $936,997

                      ASMT PIMCO Total Return Bond Portfolio       $762,481             $1,190,054             $2,094,849

                                 ASMT Money Market Portfolio       $495,966             $1,217,863             $2,164,909

         Fees for the Portfolios are based upon the total assets of each  Portfolio,  which include assets other than those of the Feeder Funds.  The  Portfolios  commenced  operations  in June 1997,  while the ASAF  Founders  International  Small
Capitalization  Fund, ASAF PBHG Small-Cap Growth Fund, ASAF Gabelli  Small-Cap Value Fund, ASAF American Century  Strategic
Balanced  Fund,  and ASAF  Federated  High Yield Bond Fund  commenced  operations on July 28, 1997. The ASAF Janus Overseas
Growth Fund,  ASAF  Alliance  Growth Fund,  and ASAF  Alliance  Growth and Income Fund  commenced  operations on January 2,
1998. The ASAF Neuberger  Berman Mid-Cap Growth Fund,  ASAF Neuberger  Berman Mid-Cap Value Fund, and ASAF Marsico  Capital
Growth Fund  commenced  operations  on August 19,  1998.  The ASAF  Strong  International  Equity  Fund,  the ASAF  Sanford
Bernstein  Managed  Index 500 Fund,  and ASAF MFS Growth with Income Fund  commenced  operations  on November 1, 1999.  The
ASAF DeAM Small-Cap  Growth Fund commenced  operations on March 1, 2001. The ASAF Janus Mid-Cap Growth Fund,  Alger All-Cap
Growth Fund,  ASAF Gabelli  All-Cap Value Fund,  ASAF INVESCO  Technology  Fund,  ASAF ProFund  Managed OTC Fund  commenced operations  on September  11, 2000.  The ASAF INVESCO  Health  Sciences  Fund,  ASAF T. Rowe Price Tax Managed  Fund,  ASAF
Alliance/Bernstein  Growth + Value Fund and ASAF Sanford  Bernstein Core Value Fund commenced  operations on March 1, 2001.
As  discussed  in this SAI  under  "Fund  Expenses"  and in the  Company's  Prospectus  under  "Expense  Information,"  the
Investment  Manager has voluntarily  agreed to reimburse the other expenses of each Fund so that each Fund's total expenses do not exceed  specified  levels.  During the fiscal period,  the amounts of these  reimbursements  exceeded the investment management fees included in the above table.

         Each Management  Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors or Trustees,  where applicable,  who are not parties to the agreement or interested persons of any such party,  cast in person at a meeting  specifically  called for the  purpose of voting on such  approval.
Each  Management  Agreement  may be  terminated  without  penalty on 60 days'  written  notice by vote of a majority of the
Directors or Trustees,  where applicable,  or by the Investment Manager, or by holders of a majority of the applicable Fund or Portfolio's  outstanding  shares,  and will  automatically  terminate in the event of its  "assignment" (as that term is defined in the 1940 Act).

THE SUB-ADVISORS:

         ASISI currently engages the following  Sub-advisors to conduct the investment programs of each Non-Feeder Fund and
Portfolio pursuant to separate  sub-advisory  agreements with the Investment Manager (the "Sub-Advisory  Agreements"):  (a)
Founders  Asset  Management  LLC for the  ASAF  Founders  International  Small  Capitalization  Fund;  (b)  Strong  Capital
Management,  Inc. for the ASAF Strong International  Equity Fund (formerly,  ASAF AIM International Equity Fund); (c) Janus
Capital  Corporation  for the ASAF Janus  Overseas  Growth Fund,  the ASMT Janus  Capital  Growth  Portfolio;  (d) American
Century Investment  Management,  Inc. for the ASAF American Century International Growth Fund and the ASAF American Century
Strategic  Balanced  Fund;  (d) Pilgrim  Baxter & Associates,  Ltd. for the ASAF PBHG  Small-Cap  Growth Fund; (e) Deutsche
Asset  Management,  Inc. for the ASAF DeAM Small-Cap Growth Fund (formerly,  ASAF Scudder Small-Cap Growth Fund); ASAF DeAM
Large-Cap  Growth Fund and the ASAF DeAM Large-Cap  Value Fund; (f) GAMCO  Investors,  Inc. for the ASAF Gabelli  Small-Cap
Value Fund and the ASAF Gabelli  All-Cap Value Fund; (g) Neuberger  Berman  Management  Inc. for the ASAF Neuberger  Berman
Mid-Cap Growth Fund and the ASAF Neuberger  Berman Mid-Cap Value Fund; (h) Fred Alger  Management,  Inc. for the ASAF Alger
All-Cap Growth Fund; (i) INVESCO Funds Group,  Inc. for the ASAF INVESCO  Technology Fund, the ASAF INVESCO Health Sciences
Fund and the ASMT INVESCO  Equity Income  Portfolio;  (j) ProFund  Advisors LLC for the ASAF ProFund  Managed OTC Fund; (k)
Alliance Capital  Management L.P. for the ASAF Alliance Growth Fund, for the growth portion of the ASAF  Alliance/Bernstein
Growth + Value  Fund and the ASAF  Alliance  Growth and Income  Fund;  (l)  Marsico  Capital  Management,  LLC for the ASAF
Marsico  Capital  Growth Fund; T. Rowe Price  Associates,  Inc. for the ASAF T. Rowe Price Tax Managed Fund; (m) Sanford C.
Bernstein  & Co.,  LLC for the  value  portion  of the ASAF  Alliance/Bernstein  Growth + Value  Fund and the ASAF  Sanford
Bernstein Core Value Fund and the ASAF Sanford  Bernstein  Managed Index 500 Fund;  (n)  Massachusetts  Financial  Services
Company for the ASAF MFS Growth with Income Fund;  (o) Federated  Investment  Counseling  for the ASAF Federated High Yield
Bond Fund;  (p)  Pacific  Investment  Management  Company LLC for the ASMT PIMCO Total  Return  Bond  Portfolio;  (q) Wells
Capital Management Incorporated for the ASMT Money Market Portfolio.

         The Sub-Advisory  Agreements  provide that the Sub-advisors  will formulate and implement a continuous  investment program for each  Non-Feeder Fund or Portfolio in accordance with the Fund or Portfolio's  investment  objective,  policies and limitations and any investment  guidelines  established by the Investment  Manager.  Each Sub-advisor will,  subject to the supervision  and control of the Investment  Manager,  determine in its discretion  which issuers and securities will be purchased,  held, sold or exchanged by the Fund or Portfolio,  and will place orders with and give  instructions to brokers and dealers to cause the execution of such  transactions.  The Sub-advisors are required to furnish the Investment  Manager with periodic reports  concerning the  transactions and performance of the Fund or Portfolio.  Each Sub-advisor is required to furnish at its own  expense all  investment  facilities  necessary  to perform its  obligations  under the  Sub-Advisory
Agreement.  Nothing in the  Sub-advisory  Agreements  prevents the Investment  Manager from engaging other  sub-advisors to provide investment advice and other services to a Fund or Portfolio, or from providing such services itself.

         Corporate Structure.  Several of the Sub-advisors are controlled by other parties as noted below:

         Founders Asset Management LLC ("Founders") is a 90%-owned  subsidiary of Mellon Bank, N.A., with the remaining 10%
held by certain  Founders  executives  and portfolio  managers.  Mellon Bank,  N.A. is a wholly owned  subsidiary of Mellon
Financial  Corporation,  a publicly  owned  multibank  holding  company which provides a  comprehensive  range of financial products and services in domestic and selected international markets.

         A I M Capital Management,  Inc. is a wholly-owned  subsidiary of A I M Advisors, Inc. also a registered investment adviser.  A I M Advisors,  Inc. is wholly-owned by A I M Management  Group Inc., a holding company engaged in the financial services  business and an indirect  wholly-owned  subsidiary  of AMVESCAP  PLC.  AMVESCAP PLC and its  subsidiaries  are an independent  investment  management group engaged in institutional  investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

         Pilgrim  Baxter &  Associates,  Ltd. is an  indirect,  wholly-owned  subsidiary  of Old Mutual plc, a London based international financial services organization.

         American Century Companies, Inc. is the parent of American Century Investment Management, Inc.

         On October 3, 2001, Thomas H. Bailey,  Chairman,  President and Chief Executive Officer of Janus Capital exercised certain  rights under a stock  purchase  agreement  with Stilwell  Financial  ("Stilwell")  to sell his remaining  stake in
Janus.  Stilwell,  a publicly traded holding  company with principal  operations in financial  asset  management  business, currently owns in excess of 90% of the outstanding  shares of Janus Capital.  Mr. Bailey and other Janus Capital  employees own the remaining  shares.  Mr. Bailey intends to retain his positions as a director and Chief  Executive  Officer of Janus
Capital.

         Deutsche Asset Management, Inc. (DAMI") is a wholly owned indirect subsidiary of Deutsche Bank A.G.

         GAMCO  Investors,  Inc.  ("GAMCO") is a New York  corporation  organized  in 1999 as  successor to the  investment advisory  business  of a New York  corporation  of the  same  name  that was  organized  in 1978.  GAMCO is a  wholly-owned subsidiary of Gabelli Asset Management Inc.  ("GAMI"),  a publicly held company listed on the New York Stock Exchange.  Mr.
Mario J. Gabelli may be deemed a  "controlling  person" of GAMCO on the basis of his  controlling  interest in GAMI.  GAMCO has several affiliates that also provide investment advisory services.

         All of the voting stock of Neuberger  Berman  Management Inc. is owned by Neuberger Berman Inc., a publicly traded company listed on the NYSE.

         INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company.

         Alliance Capital Management  Corporation ("ACMC"), is an indirect wholly-owned  subsidiary of AXA Financial,  Inc.
("AXA Financial"),  is the general partner of Alliance Capital Management,  L.P. ("Alliance  Capital").  As of December 31,
2001, Alliance Capital Management Holding L.P.  ("Alliance  Holding") owned approximately 30.1% of the outstanding units of limited  partnership  interest in Alliance Capital  ("Alliance  Units").  ACMC is the general partner of Alliance  Holding, whose equity interests are traded on the New York Stock Exchange,  Inc.  ("NYSE") in the form of units  ("Alliance  Holding
Units"). As of December 31, 2001, AXA Financial,  together with certain of its wholly-owned  subsidiaries,  including ACMC, beneficially  owned  approximately  2.1% of the outstanding  Alliance  Holding Units and 51.7% of the outstanding  Alliance
Units.  AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

         Marsico Capital Management, LLC is a wholly owned indirect subsidiary of Bank of America Corporation.

         T. Rowe Price  Associates,  Inc. is a  wholly-owned  subsidiary  of T. Rowe Price Group,  Inc., a  publicly-traded holding company engaged in the financial services and asset management business.

         Sanford C. Bernstein & Co., LLC is an indirect wholly owned subsidiary of Alliance Capital Management L.P.

         Massachusetts  Financial  Services Company is a subsidiary of Sun Life of Canada (US) Financial Services Holdings,
Inc. whose ultimate parent is Sun Life Assurance Co. of Canada.

         Federated Investment Counseling is a wholly owned subsidiary of Federated Investors.

         Pacific  Investment  Management Company LLC ("PIMCO"),  a Delaware limited liability  company,  is a subsidiary of
PIMCO Advisors L.P.  ("PIMCO  Advisors").  Allianz AG ("Allianz")  is the majority  owner of PIMCO  Advisors.  Allianz is a
European-based,  multinational  insurance and financial  services holding company.  Pacific Life Insurance  Company holds a minority interest in PIMCO Advisors.

         Sub-Advisory  Fees. ASISI pays each  Sub-advisor on a monthly basis for the performance of sub-advisory  services.
The fee payable to the  Sub-advisors  with respect to each  Non-Feeder  Fund and  Portfolio may differ,  reflecting,  among other  things,  the  investment  objective,  policies  and  limitations  of each Fund or  Portfolio  and the nature of each
Sub-advisory  Agreement.  Each  Sub-advisor's  fee is accrued daily for purposes of  determining  the amount payable by the
Investment  Manager  to the  Sub-advisor.  The fees  payable  to the  Sub-advisors,  based on a  stated  percentage  of the
Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

         Founders Asset Management LLC for the ASAF Founders  International  Small  Capitalization  Fund: An annual rate of
..60% of the portion of the  average  daily net assets of the Fund not in excess of $100  million;  plus .50% of the portion over $100 million.

         Strong  Capital  Management,  Inc.  for the ASAF Strong  International  Equity  Fund:  An annual rate equal to the following  percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-advisor  and identified by the  Sub-advisor and the Investment  Manager as being similar to the Fund:
..45% of the  portion of the  combined  average  daily net assets not in excess of $500  million;  plus .40% of the  portion over of $500  million  but not in excess of $1  billion;  plus  .35%of  the  portion  in  excess  of $1  billion.  Prior to
December  10,  2001,  the  Investment  Manager  had engaged A I M Capital  Management,  Inc.  as  Sub-advisor  for the Fund
(formerly the ASAF AIM  International  Equity Fund) for an annual rate equal to the following  percentages  of the combined average  daily net assets of the Fund and the series of  American  Skandia  Trust that was managed by the  Sub-advisor  and identified  by the  Sub-advisor  and the  Investment  Manager  as being  similar  to the Fund:  .55% of the  portion of the combined average daily net assets not in excess of $75 million; plus .45% of the portion in excess of $75 million..

         Janus Capital  Corporation  for the ASAF Janus Overseas  Growth Fund: An annual rate of .60% of the portion of the average  daily net assets of the Fund not in excess of $100  million;  when the average  daily net assets of the Fund equal or exceed $100 million, the annual rate will be .50% of the entire average daily net assets of the Fund.

         American  Century  Investment  Management,  Inc. for the ASMT American  Century  International  Growth  Portfolio:
Because of the large  amount of assets  being  sub-advised  for the  Investment  Manager  by  American  Century  Investment
Management,  Inc., the  Investment  Manager was able to negotiate a reduction to the  Sub-advisor's  standard fee schedule.
This  reduced  fee  schedule  is an annual  rate  equal to .45% of the  combined  average  daily net assets of the Fund and certain series of American  Skandia Trust that are managed by the  Sub-advisor  and identified by the Sub-advisor and ASISI as being similar to the Fund. Prior to May 1, 2000, the Investment  Manager had engaged Rowe  Price-Fleming  International,
Inc. as  Sub-advisor  for the  Portfolio  (formerly the ASMT T. Rowe Price  International  Equity  Portfolio),  for a total
Sub-advisory  fee of .75% of the portion of the average  daily net assets of the  Portfolio  not in excess of $20  million;
plus .60% of the portion of the net assets over $20 million but not in excess of $50  million;  plus .50% of the portion of the net assets over $50 million.

         Pilgrim Baxter & Associates,  Ltd. for the ASAF PBHG Small-Cap  Growth Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-advisor  and identified by the Sub-advisor and the Investment  Manager as being similar to the Fund: .50% of the portion of the  combined  average  daily net  assets  not in excess of $100  million;  plus .45% of the  portion  over $100 million but not in excess of $400  million;  plus .40% of the portion over $400 million but not in excess of $900  million;
plus .35% of the portion in excess of $900  million.  Prior to  September  14,  2001,  the  Investment  Manager had engaged
Janus Capital  Corporation  as Sub-advisor  for the ASAF PBHG Small-Cap  Growth Fund  (formerly,  the ASAF Janus  Small-Cap
Growth  Fund),  for a total  Sub-advisory  fee of .50% of the  portion of the  average  daily net assets of the Fund not in excess of $100  million;  plus .45% of the portion  over $100 million but not in excess of $500  million;  plus .40% of the portion over $500 million but not in excess of $1 billion; plus .35% of the portion in excess of $1 billion.

         Deutsche Asset  Management,  Inc. for the ASAF DeAM  Small-Cap  Growth Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Fund:  .35% of the portion of the  combined  average  daily net assets not in excess of $100  million;  plus .30% of the portion over $100 million but not in excess of $300  million;  plus .25% of the portion over $300 million but not in excess of $500  million;
plus .20% of the  portion in excess of $500  million.  Prior to  December  10,  2001,  the  Investment  Manager had engaged
Zurich Scudder  Investments,  Inc. as  Sub-advisor  for the Fund  (formerly the AST Scudder  Small-Cap  Growth Fund) for an annual  rate of .50% of the portion of the average  daily net assets of the Fund not in excess of $100  million;  plus .45%
of the portion over $100 million but not in excess of $400  million;  plus .40% of the portion over $400 million but not in excess of $900 million; plus .35% of the portion in excess of $900 million.

         GAMCO  Investors,  Inc.  for the ASAF  Gabelli  Small-Cap  Value  Fund:  An  annual  rate  equal to the  following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the Sub-advisor and the Investment  Manager as being similar to the Fund: .40% of the portion of the  combined  average  daily net assets not in excess of $1  billion;  plus .30% of the portion in excess of $1 billion.

         Janus  Capital  Corporation  for the ASAF  Janus  Mid-Cap  Growth  Fund:  An annual  rate  equal to the  following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the Sub-advisor and the Investment  Manager as being similar to the Fund: .55% of the portion of the  average  daily net assets of the Fund not in excess of $100  million;  plus .50% of the  portion of the net assets over $100  million but not in excess of $500  million;  plus .45% of the portion of the net assets over $500 million but not in excess of $2  billion;  plus .40% of the  portion  of the net  assets  over $2  billion  but not in excess of $5 billion;  plus .375% of the portion of the net assets over $5 billion  but not in excess of $10  billion;  plus .35% of the portion of the net assets over $10 billion.

         Neuberger  Berman  Management  Inc. for the ASAF  Neuberger  Berman Mid-Cap Growth Fund: An annual rate of .40% of the average daily net assets of the Fund.

         Neuberger  Berman  Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund: An annual rate of .40% of the average daily net assets of the Fund.

         Fred Alger  Management,  Inc.  for the ASAF Alger  All-Cap  Growth  Fund:  An annual  rate equal to the  following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-Advisor  and identified by the  Sub-advisor  as being similar to the Fund:  .40% of the portion of the combined average  daily net assets not in excess of $500  million;  plus .35% of the portion  over $500 million but not in excess of
$1  billion;  plus .30% of the  portion  over $1 billion  but not in excess of $1.5  billion;  plus .25% of the  portion in excess of  $1.5 billion.

         GAMCO Investors,  Inc. for the ASAF Gabelli All-Cap Value Fund: An annual rate equal to the following  percentages of the  combined  average  daily net assets of the Fund and the  series of  American  Skandia  Trust that is managed by the
Sub-Advisor  and  identified  by the  Sub-advisor  and the  Investment  Manager as being  similar to the Fund:  .50% of the combined average daily net assets not in excess of $500 million; plus .40% of the portion over $500 million.

         INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund: An annual rate equal to the following  percentages of the  combined  average  daily net  assets of the Fund and the ASAF  INVESCO  Health  Sciences  Fund:  .55% of the of the
portion of the average  daily net assets not in excess of $100  million;  plus .45% of the portion of the average daily net assets over $100  million  but not in excess of $200  million;  plus .425% of the  portion of the average  daily net assets over $200  million but not in excess of $400  million;  plus .40% of the portion of the average  daily net assets over $400 million but not in excess of $900 million; plus .35% of the average daily net assets in excess of $900 million.

         INVESCO  Funds Group,  Inc. for the ASAF  INVESCO  Health  Sciences  Fund:  An annual rate equal to the  following percentages of the combined  average daily net assets of the Fund and the ASAF INVESCO  Technology Fund: .55% of the of the
portion of the average  daily net assets not in excess of $100  million;  plus .45% of the portion of the average daily net assets over $100  million  but not in excess of $200  million;  plus .425% of the  portion of the average  daily net assets over $200  million but not in excess of $400  million;  plus .40% of the portion of the average  daily net assets over $400 million but not in excess of $900 million; plus .35% of the average daily net assets in excess of $900 million.

         ProFund  Advisors LLC for the ASAF ProFund  Managed OTC Fund: An annual rate of .35% of the portion of the average daily net assets of the Fund not in excess of $400 million; plus .25% of the portion over $400 million.

         Alliance  Capital  Management  L.P. for the ASAF Alliance  Growth  Portfolio:  An annual rate equal to .40% of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor and identified by the Sub-advisor and the Investment  Manager as being similar to the Fund.  Between  December 31, 1998 and
April 30,  2000,  the  Investment  Manager  had  engaged  OppenheimerFunds,  Inc.  as  Sub-advisor  for the Fund at a total
Sub-advisory  fee of .35% of the portion of the average  daily net assets of the Fund not in excess of $500  million;  plus
..30% of the portion  over $500  million but not in excess of $1 billion;  plus .25% of the portion in excess of $1 billion.
Prior to January 1, 1999, the Investment Manager had engaged Robertson,  Stephens & Company Investment Management,  L.P. as
Sub-advisor  for the Fund, at a total  Sub-advisory  fee of .60% of the portion of the average daily net assets of the Fund not in excess of $200 million; plus .50% of the portion of the net assets over $200 million.

         Marsico  Capital  Management,  LLC for the ASAF Marsico Capital Growth Fund: An annual rate of .45% of the average daily net assets of the Fund.

         Janus Capital  Corporation  for the ASMT Janus  Capital  Growth  Portfolio:  An annual rate of .45% of the average daily net assets of the Portfolio.

         Deutsche Asset  Management,  Inc. for the ASAF DeAM  Large-Cap  Growth Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Fund:  .20% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .15% of the portion over $500 million but not in excess of $1 billion; plus .10% of the portion in excess of $1 billion.

         T. Rowe Price  Associates,  Inc. for the ASAF T. Rowe Price Tax Managed  Fund: An annual rate equal to .45% of the of the portion of the Fund's  average  daily net assets not in excess of $100  million.  Once the average  daily net assets of the Fund exceed $100 million,  the amount  equals .40% on average  daily net assets not in excess of $250 million;  plus
..35% of the portion of the Fund's average daily net assets in excess of $250 million.

         Alliance  Capital  Management L.P. for the growth portion of the ASAF  Alliance/Bernstein  Growth + Value Fund: An
annual  rate equal to .40% of the  combined  average  daily net assets of the Growth  Portfolio  of the Fund and the Growth
Portfolio of the series of American  Skandia Trust that is managed by the  Sub-Adviser  and  identified by the  Sub-Adviser and the Investment  Manager as being similar to the Fund  (specifically,  the Growth portion of the AST  Alliance/Bernstein
Growth + Value Portfolio).

         Sanford C. Bernstein & Co., LLC for the value portion of the ASAF Alliance/Bernstein Growth + Value Fund:
An annual rate equal to .40% of the  combined  average  daily net assets of the Value  Portfolio  of the Fund and the Value
Portfolio of the series of American  Skandia Trust that is managed by the  Sub-Adviser  and  identified by the  Sub-Adviser and the  Investment  Manager as being similar to the Fund  (specifically,  the Value portion of the AST  Alliance/Bernstein
Growth + Value Portfolio).

         Sanford C.  Bernstein & Co.,  LLC for the ASAF  Sanford  Bernstein  Core Value  Fund:  An annual rate equal to the following  percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the  Sub-advisor and the Investment  Manager as being similar to the Fund:
..25% of the portion of the combined  average daily net assets not in excess of $500 million;  plus .20% of the portion over
$500 million.

         Deutsche  Asset  Management,  Inc. for the ASAF DeAM  Large-Cap  Value Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Fund:  .20% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .15% of the portion over $500 million but not in excess of $1 billion; plus .10% of the portion in excess of $1 billion.

         Sanford C.  Bernstein & Co., LLC for the ASAF Sanford  Bernstein  Managed  Index 500 Fund: An annual rate equal to the following  percentages  of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the
Fund:  .1533% of the  portion of the  combined  average  daily net assets not in excess of $300  million;  plus .10% of the portion of the net assets over $300  million.  Notwithstanding  the  foregoing,  the  following  annual rate will apply for each day that the combined  average  daily net assets are not in excess of $300  million:  .40% of the first $10 million of combined  average daily net assets;  plus .30% on the next $40 million of combined  average daily net assets;  plus .20% on the next $50 million of combined  average  daily net assets;  plus .10% on the next $200 million of combined  average daily net assets.  Prior to May 1, 2000, the  Investment  Manager had engaged  Bankers Trust Company as Sub-advisor  for the Fund at a total  Sub-advisory  fee equal to the following  percentages of the combined  average daily net assets of the Fund and the series of American  Skandia  Trust that was managed by Bankers  Trust Company and  identified  by the  Sub-Advisor  and
ASISI as being  similar to the Fund:  .17% of the portion of the  combined  average  daily net assets not in excess of $300 million;  plus .13% of the portion  over $300  million but not in excess of $1 billion;  plus .08% of the portion in excess of $1 billion.

         Alliance  Capital  Management  L.P.  for the ASAF  Alliance  Growth and Income  Fund:  An annual rate equal to the following  percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-Adviser  and  identified  by the  Sub-advisor  and the  Investment  Manager as being  similar to the
Portfolio:  .30% of the portion of the  combined  average  daily net assets not in excess of $1  billion;  plus .25% of the portion over $1 billion but not in excess of $1.5  billion;  plus .20% of the portion in excess of $1.5  billion.  Prior to
May 1, 2000, the Investment  Manager had engaged Lord,  Abbett & Co. as  Sub-advisor  for the Fund at a total  Sub-advisory fee of .50% of the  portion of the  average  daily net assets of the Fund not in excess of $200  million;  plus .40% of the portion  over $200  million  but not in excess of $500  million;  plus .375% of the  portion  over $500  million but not in excess of $700  million;  plus .35% of the portion  over $700 million but not in excess of $900  million;  when the average daily net assets of the Fund equal or exceed $900  million,  the annual rate will be .30% of the entire  average  daily net assets of the Fund.

         Massachusetts  Financial  Services  Company for the ASAF MFS Growth with Income Fund:  An annual rate equal to the following  percentages  of the combined  average  daily net assets of the Fund and the domestic  equity  series of American
Skandia Trust that are managed by Massachusetts  Financial  Services  Company:  .40% of the portion of the combined average daily net assets not in excess of $300  million;  plus .375% of the  portion  over $300  million  but not in excess of $600 million;  plus .35% of the portion  over $600  million but not in excess of $900  million;  plus .325% of the portion  over
$900 million but not over $1.5 billion; plus .25% of the portion in excess of $1.5 billion.

         INVESCO  Funds Group,  Inc. for the ASMT INVESCO  Equity Income  Portfolio:  An annual rate of .35% of the average daily net assets of the Portfolio.

         American Century  Investment  Management,  Inc. for the ASAF American Century Strategic  Balanced Fund: Because of
the large amount of assets being sub-advised for the Investment  Manager by American Century Investment  Management,  Inc.,
the  Investment  Manager was able to negotiate a reduction to the  Sub-advisor's  standard fee  schedule.  This reduced fee schedule is an annual rate equal to the  following  percentages  of the combined  average  daily net assets of the Fund and the series of American  Skandia Trust that is managed by the  Sub-advisor  and identified by the Sub-advisor and Investment
Manager as being  similar to the Fund:  .45% of the  portion of the  average  daily net assets of the Fund not in excess of
$50  million;  plus .40% of the portion over $50 million but not in excess of $100  million;  plus .35% of the portion over
$100 million but not in excess of $500 million; plus .30% of the portion over $500 million.

         Federated  Investment  Counseling  for the ASAF  Federated  High Yield Bond  Fund:  An annual  rate of .25% of the portion of the  average  daily net assets of the Fund not in excess of $200  million;  plus .20% of the  portion  over $200 million.

         Pacific Investment  Management Company LLC for the ASMT PIMCO Total Return Bond Portfolio:  An annual rate of .25%
of the average daily net assets of the Portfolio.

         Wells Capital Management  Incorporated for the ASMT Money Market Portfolio:  An annual rate equal to the following percentages  of the combined  average daily net assets of the  Portfolio  and the series of American  Skandia Trust that is managed  by Wells  Fargo  Investment  Management,  Incorporated  and  identified  by it and ASISI as being  similar  to the
Portfolio:  .07% of the portion of the combined  average daily net assets not in excess of $500  million;  plus .05% of the portion  over $500 million but not in excess of $1.5  billion;  plus .04% of the portion in excess of $1.5  billion.  Prior to September 17, 2001, the Investment  Manager had engaged J.P. Morgan Investment  Management,  Inc. as Sub-advisor for the
Portfolio at a total  Sub-advisory  fee of an annual rate equal to the following  percentages of the combined average daily net assets of the  Portfolio  and the series of American  Skandia  Master Trust that is managed by J.P.  Morgan  Investment
Management,  Inc. and  identified  by it and ASISI as being similar to the  Portfolio:  .09% of the portion of the combined average  daily net assets not in excess of $500  million;  plus .06% of the portion  over $500 million but not in excess of
$1.5 billion; plus .04% of the portion over $1.5 billion.

Sub-Advisory Fee Waivers.  Certain  Sub-advisors have voluntarily  agreed to waive a portion of their sub-advisory fees set forth above, as follows:

         Commencing July 1, 2001, Janus Capital  Corporation,  the Sub-advisor for the ASAF Janus Overseas Growth Fund, has voluntarily  agreed to waive a portion of its fee equal to .50% of the combined  average  daily net assets of the Trust and the  corresponding  series of American  Skandia Trust that is managed by the  Sub-advisor  and identified by the Investment
Manager and Sub-advisor as being similar to the Portfolio.  The  Sub-advisor may terminate this voluntary  agreement at any time.

         Commencing March 1, 2002, Janus Capital  Corporation,  the Sub-advisor for the ASAF Janus Mid-Cap Growth Fund, has voluntarily  agreed to the following  revised fee schedule  based on the combined  average daily net assets of the Fund and the AST Janus Mid-Cap Growth  Portfolio of American  Skandia Trust:  .50% of the portion of the combined  average daily net assets not in excess of $250 million;  plus .45% of the portion over $250 million but not in excess of $750  million;  plus
..40% of the  portion  over $750  million  but not in excess of $1.5  billion;  plus .35% of the  portion  in excess of $1.5 billion.
         Commencing April 1, 2001 to December 31, 2001,  Neuberger Berman Management,  Inc. has voluntarily agreed to waive a portion  of its fee so that the  following  fee  schedule  based on the  combined  average  daily net  assets of the ASAF
Neuberger  Berman  Mid-Cap  Growth Fund, the ASAF Neuberger  Berman  Mid-Cap Value Fund  (together,  the "Funds"),  and the series of American  Skandia Trust that are managed by the  Sub-advisor  and  identified by the  Sub-advisor  and Investment
Manager as being  similar to the Funds is in effect:  .40% of the portion of the combined  average  daily net assets not in excess of $2 billion;  plus .35% of the portion over $2 billion.  Commencing  January 1, 2002,  the  following fee schedule will be in effect:  .40% of the portion of the combined average daily net assets not in excess of $1 billion;  plus .35% of the portion over $1 billion.

         Commencing March 1, 2001, Marsico Capital  Management,  LLC has voluntarily agreed to waive the portion of its fee that  exceeds the  following  percentage  of the combined  average  daily net assets of the Fund and the series of American
Skandia  Trust.  that is managed by the  Sub-advisor  and  identified by the  Investment  Manager and  Sub-advisor as being similar to the Fund:  .40% of the combined  average daily net assets of the Portfolio.  The  Sub-advisor may terminate this voluntary agreement at any time.

         Commencing  August 28, 2000, GAMCO  Investors,  Inc., the Sub-advisor for the ASAF Gabelli All-Cap Value Fund, has voluntarily  agreed to waive a portion of its sub-advisory  fee equal to the following  percentages of the combined average daily  net  assets  of the  Fund  and the  corresponding  series  of  American  Skandia  Trust as  referenced  above  under
"Sub-advisory  Fees":  .10% of the portion of the combined average daily net assets not in excess of $500 million;  .05% on combined assets over $500 million but not in excess of $1 billion; and .10% on combined assets over $1 billion.

         Commencing March 1, 2002, Janus Capital Corporation,  the Sub-advisor for the ASMT Janus Capital Growth Portfolio, has  voluntarily  agreed to the  following  revised fee  schedule  based on the  combined  average  daily net assets of the
Portfolio  and the AST JanCap  Growth  Portfolio of American  Skandia  Trust:  .50% of the portion of the combined  average daily net  assets not in excess of $250  million;  plus .45% of the  portion  over $250  million  but not in excess of $750 million;  plus .40% of the portion over $750 million but not in excess of $1.5 billion;  plus .35% of the portion in excess of $1.5 billion.

         Commencing January 1, 2001,  Federated  Investment  Counseling,  the Sub-advisor for the ASAF Federated High Yield
Bond Fund, has voluntarily  agreed to waive a portion of its  sub-advisory  fee so that the following fee schedule based on the combined  average daily net assets of the Fund and the AST Federated High Yield Portfolio of American  Skandia Trust is
in effect:  .25% of the portion of the combined  average daily net assets not in excess of $200  million;  plus .20% of the portion over $200 million but not in excess of $500 million; plus .15% of the portion over $500 million.

         Commencing May 1, 2000,  INVESCO Funds Group,  Inc., the Sub-advisor for the ASMT INVESCO Equity Income Portfolio, has  voluntarily  agreed to waive a portion of its fee so that the  following  fee schedule  based on the combined  average daily net assets of the Portfolio  and the AST INVESCO  Equity  Income  Portfolio is in effect:  .35% of the portion of the combined average daily net assets not in excess of $1 billion; plus .30% of the portion over $1 billion.

         The  sub-advisory  fees paid by the  Investment  Manager for each Fund and  Portfolio  for the fiscal  years ended
October 31, 1999, October 31, 2000 and October 31, 2001, were as follows:

Name of Fund                                                      Year Ended            Period Ended           Period Ended
------------                                                      ----------            ------------           ------------
                                                               October 31, 1999        October 31,2000       October 31, 2001
                                                               ----------------        ---------------       ----------------

ASAF Founders International Small Capitalization Fund                 $56,357                $629,160               $629,894

ASAF Strong International Equity Fund(1)                              $0                     $93,437                $242,466

ASAF Janus Overseas Growth Fund                                       $653,259               $3,052,506             $1,920,993

ASMT American Century International Growth Portfolio(2)               $108,959               $317,484               $405,127

ASAF PBHG Small-Cap Growth Fund(3)                                    $307,453               $2,095,310             $1,047,336

ASAF DeAM Small-Cap Growth Fund(4)                                    $0                     $136,903               $294,983

ASAF Gabelli Small-Cap Value Fund(5)                                  $332,996               $448,754               $569,601

ASAF Janus Mid-Cap Growth Fund                                        $0                     $6,020                 $126,884

ASAF Neuberger Berman Mid-Cap Growth Fund                             $101,131               $916,310               $1,159,970

ASAF Neuberger Berman Mid-Cap Value Fund                              $83,233                $281,427               $702,191

ASAF Alger All-Cap Growth Fund                                        $0                     $3,566                 95,886

ASAF Gabelli All-Cap Value Fund                                       $0                     $1,807                 $184,269

ASAF INVESCO Technology Fund                                          $0                     $8,294                 $171,958

ASAF INVESCO Health Sciences Fund                                     $0                     $0                     $22,272

ASAF ProFund Managed OTC Fund(6)                                      $0                     $5,929                 $106,641

ASAF Alliance Growth Fund(7)                                          $149,346               $458,322               $563,716

ASAF Marsico Capital Growth Fund                                      $1,268,283             $4,380,806             $3,465,859

ASMT Janus Capital Growth Portfolio                                   $3,071,198             $9,027,212             $6,148,424

ASAF T. Rowe Price Tax Managed Fund                                   $0                     $0                     $4,734

ASAF Alliance/Bernstein Growth + Value Fund                           $0                     $0                     $12,624

ASAF Sanford Bernstein Core Value Fund                                $0                     $0                     $7,973
ASAF Sanford Bernstein Managed Index 500 Fund(8)                      $0                     $49,689                $99,897

ASAF Alliance Growth and Income Fund(9)                               $242,657               $511,886               $583,773

ASAF MFS Growth with Income Fund                                      $0                     $62,132                $137,073

ASMT INVESCO Equity Income Portfolio                                  $462,222               $903,531               $1,063,260

ASAF American Century Strategic Balanced Fund                         $343,430               $604,869               $657,428

ASAF Federated High Yield Bond Fund                                   $224,060               $312,712               $221,239

ASMT PIMCO Total Return Bond Portfolio                                $293,262               $457,713               $805,711

ASMT Money Market Portfolio(10)                                       $89,274                $146,770               $173,193

(1)      For fiscal years 1999, 2000 and 2001, the entire fee noted above was paid to A I M Capital  Management,  Inc., the prior Sub-advisor for the Fund.
(2)      For  fiscal  year  1999,  the entire fee noted  above was paid to T. Rowe  Price  International,  Inc.,  the prior
Sub-advisor for the Fund.
(3)  For fiscal year 1999,  $10,776 was paid to Founders  and  $296,677 was paid to Janus  Capital  Corporation,  the prior
Sub-advisor to the Fund.
(4)  For fiscal years 1999,  2000 and 2001,  the entire fee noted above was paid to Zurich Scudder  Investments,  Inc., the prior Sub-advisor for the Fund.
(5)  For fiscal  years 1998 and 1999,  the entire fee noted  above was paid to T. Rowe Price  Associates,  Inc.,  the prior
Sub-advisor for the Fund. For fiscal year 2000,  $388,341 was paid to T. Rowe Price  Associates,  Inc. and $60,413 was paid to GAMCO Investors, Inc.
(6)  For fiscal year 2000, the entire fee noted above was paid to Rydex Global Advisors, the prior Sub-advisor for the Fund
(7)  For fiscal year 1999,  $19,192 was paid to Robertson  Stephens and  $130,154  was paid to  OppenheimerFunds,  Inc. For fiscal year 2000, $155,168 was paid to OppenheimerFunds, Inc. and $303,154 was paid to Alliance Capital Management L.P.
(8)  For fiscal year 2000,  $13,847 was paid to Bankers  Trust  Company and $35,842 was paid to Sanford C.  Bernstein & Co.
LLC.
(9)  For fiscal year 1999, the entire fee noted above was paid to Lord,  Abbett & Co., Inc., the prior  Sub-advisor for the
Fund.  For fiscal year 2000,  $240,798 was paid to Lord Abbett & Co. and $271,088 was paid to Alliance  Capital  Management
L.P.
(10) For fiscal years 1999 and 2000, the entire fee noted about was paid to J.P. Morgan  Investment  Management,  Inc., the prior Sub-advisor for the Fund.

         Fees for the Portfolios are based upon the total assets of each  Portfolio,  which include assets other than those of the Feeder Funds.  The  Portfolios  commenced  operations  in June 1997,  while the ASAF  Founders  International  Small
Capitalization  Fund, ASAF PBHG Small-Cap Growth Fund, ASAF Gabelli  Small-Cap Value Fund, ASAF American Century  Strategic
Balanced  Fund,  and ASAF  Federated  High Yield Bond Fund  commenced  operations on July 28, 1997. The ASAF Janus Overseas
Growth Fund,  Alliance Growth Fund, and ASAF Alliance  Growth and Income Fund commenced  operations on January 2, 1998. The
ASAF Neuberger  Berman Mid-Cap Growth Fund, ASAF Neuberger  Berman Mid-Cap Value Fund, and ASAF Marsico Capital Growth Fund
commenced  operations on August 19, 1998. The ASAF Strong  International  Equity Fund, the ASAF Sanford  Bernstein  Managed
Index 500 Fund,  and ASAF MFS Growth with Income Fund  commenced  operations on November 1, 1999.  The ASAF DeAM  Small-Cap
Growth Fund  commenced  operations on March 1, 2001.  The ASAF Janus Mid-Cap  Growth Fund,  ASAF Alger All-Cap Growth Fund,
ASAF Gabelli  All-Cap Value Fund, ASAF INVESCO  Technology  Fund and ASAF ProFund Managed OTC Fund commenced  operations on
September 11, 2000. The ASAF INVESCO Health  Sciences Fund,  ASAF T. Rowe Price Tax Managed Fund,  ASAF  Alliance/Bernstein
Growth + Value Fund and the ASAF Sanford Bernstein Core Value Fund commenced operations March 1, 2001.

         Each Sub-Advisory  Agreement will continue in effect from year to year,  provided it is approved at least annually by a vote of the  majority  of the  Directors  or  Trustees,  where  applicable,  who are not parties to the  agreement  or interested  persons of any such party,  cast in person at a meeting  specifically  called for the purpose of voting on such approval.  Each  Sub-Advisory  Agreement may be terminated  without  penalty at any time by the  Investment  Manager or the
Sub-advisor upon 60 days' written notice, and will  automatically  terminate in the event of its "assignment" (as that term is defined in the 1940 Act) or upon  termination  of the  Management  Agreement  with  respect to that  particular  Fund or
Portfolio (provided that the Sub-advisor has received notice of such termination).

THE ADMINISTRATOR:

         PFPC Inc. (the "Administrator"),  103 Bellevue Parkway,  Wilmington,  Delaware 19809, a Delaware corporation which is an indirect  wholly-owned  subsidiary of PNC Financial Corp.,  serves as the  administrator for both the Company and the
Trust.  Pursuant to administration  agreements  between the Administrator and the Company and the Trust,  respectively (the
"Administration  Agreements"),  the Administrator has agreed to provide certain fund accounting and administrative services to the Company and the Trust,  including,  among other services,  accounting  relating to the Company and the Trust and the investment  transactions of the foregoing;  computing daily NAVs;  monitoring the investments and income of the Company and the Trust for compliance  with applicable tax laws;  preparing for execution and filing federal and state tax returns,  and annual and semi-annual  shareholder  reports;  preparing monthly financial  statements including a schedule of investments;
assisting  in the  preparation  of  registration  statements  and other  filings  related  to the  registration  of shares;
coordinating  contractual  relationships  and  communications  between the  Investment  Manager and the  Company's  and the
Trust's  custodians;  preparing and  maintaining  the  Company's  and the Trust's  books of account,  records of securities transactions,  and all other books and records in accordance with applicable  laws, rules and regulations  (including,  but not limited to, those records  required to be kept pursuant to the 1940 Act); and  performing  such other duties related to the  administration  of the  Company  and the Trust as may be agreed  upon in  writing  by the  parties  to the  respective
Administration  Agreements.  The  administrator  does not have any  responsibility  or authority for the  management of the assets of the Funds or Portfolios,  the  determination of their investment  policies,  or for any matter  pertaining to the distribution of securities issued by the Company.

         Under the terms of the  Administration  Agreements,  the  Administrator  shall be obligated  to exercise  care and diligence in the performance of its duties,  to act in good faith and to use its best efforts,  within  reasonable  limits, in  performing  services  to be  provided  for under the  agreements.  The  Administrator  shall be liable for any  damages arising out of its failure to perform its duties under the  Administration  Agreements to the extent such damages arise out of its willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of such duties.  Any person,  even though also an officer,  director,  partner,  employee or agent of the Administrator,  who may be or become an officer,  director, trustee,  employee or agent of the  Company or the Trust,  shall be deemed  when  rendering  services to the Company or the
Trust or acting on any  business of the  Company or the Trust  (other than  services  or  business in  connection  with the
Administrator's  duties under the  Administration  Agreements)  to be rendering  such  services to or acting solely for the
Company or the Trust and not as an officer,  director,  partner, employee or agent or one under the control or direction of the  Administrator  even though paid by them. The  Administration  Agreements  shall  continue  until  terminated by either party on 60 days' prior written notice to the other party.

         As compensation  for the services and facilities  provided by the  Administrator  to the Company,  the Company has
agreed to pay the  Administrator  its  "out-of-pocket"  expenses,  plus a monthly  multi-class fee of $3,000 per Fund, plus
(except  for the ASAF  Sanford  Bernstein  Managed  Index 500 Fund) the greater of the  following  monthly fee based on the average daily net assets of the Non-Feeder  Funds -- 0.10% (first $200 million),  0.06% (next $200 million),  0.0275% (next
$200  million),  0.02% (next $400 million) and 0.01% (over $1 billion) -- or a minimum annual fee of $75,000 (for primarily
U.S.  securities) and $100,000 (for primarily  international  securities) per Non-Feeder Fund. The fee for the ASAF Sanford
Bernstein  Managed Index 500 Fund is the greater of the following  monthly fee based on the average daily net assets of the
Fund -- 0.05% (first $200 million),  0.03% (next $200 million),  0.0275% (next $200 million), 0.02% (next $400 million) and
0.01% (over $1 billion) - or a minimum monthly fee of $6,250.  The  Administrator  has agreed to voluntarily  waive certain of these fees and expenses.

         In addition,  as compensation  for the services and facilities  provided by the  Administrator  to the Trust,  the
Trust has agreed to pay the  Administrator  its  "out-of-pocket"  expenses,  plus the greater of the following  monthly fee based on the average daily net assets of the Portfolios -- 0.10% (first $200 million),  0.06% (next $200 million),  0.0275%
(next $200  million),  0.02%  (next  $400  million)  and 0.01% ($1+  billion)  -- or a minimum  annual fee of $75,000  (for primarily U.S.  securities) and $100,000 (for primarily  international  securities) per Portfolio.  The  Administrator  has agreed to voluntarily waive certain of these fees and expenses.

         Reimbursable  "out-of-pocket"  expenses include,  but are not limited to, postage and mailing,  telephone,  telex,
Federal  Express,  outside  independent  pricing  service charges and record  retention/storage.  For the fiscal year ended
October 31, 1999, the Company paid the  Administrator  $1,395,979 and the Trust paid the  Administrator  $724,469.  For the fiscal year ended October 31, 2000,  the Company paid the  Administrator  $2,276,671  and the Trust paid the  Administrator
$1,119,055.  For the fiscal year ended October 31, 2001, the Company paid the  Administrator  $2,703,933 and the Trust paid the  Administrator  $1,164,146.  These  amounts do not  include  out-of-pocket  expenses  for which the  Administrator  was reimbursed.

QUALIFIED PLANS ADMINISTRATOR:

         American  Skandia Fund  Services,  Inc.  ("ASFS"),  an affiliate of ASISI,  receives a fee from each Fund under an
Administration  Agreement  between ASFS and the Company with respect to services provided in connection with investments in the Company by certain  qualified  retirement  plans.  Pursuant to this  agreement,  ASFS selects and contracts  with third parties providing  administrative  services for such plans  ("third-party  administrators")  or agents for such third-party administrators.  Among  other  matters,  third  party  administrators  maintain  records  of the  holdings  in the Funds of individual plan  participants.  As a result of the third-party  administrators'  services,  the Company may realize savings on costs that it would otherwise incur in maintaining shareholder accounts.

         ASFS uses its fee from each Fund to pay the third-party  administrators and their agents, which fee may be used to reduce fees that would  otherwise be payable by the qualified  plan to the  third-party  administrator.  The fee payable to
ASFS  corresponds  to the aggregate fees payable by ASFS to  third-party  administrators  and agents under the terms of the agreements  between  ASFS  and  such  third-party  administrators  and  agents.  Such  fees,  depending  on the  particular agreement,  are payable by ASFS either (a) at an annual rate of 0.20% of plan assets  invested in the Company  through such third-party  administrator  or agent,  or (b) at a fixed dollar amount up to $15 annually per  participant  account that is maintained by a third-party  administrator  reflecting the holdings of a plan  participant in a Fund. ASFS does not receive any compensation as qualified plans  administrator in addition to amounts it pays to third-party  administrators  and their agents and for other out-of -pocket expenses.

                                                       FUND EXPENSES

..........Each  Non-Feeder  Fund and  Portfolio  pays its own  expenses  including,  without  limitation:  (i)  expenses  of maintaining the Fund or Portfolio and continuing its existence;  (ii)  registration of the Fund or Portfolio under the 1940
Act; (iii)  auditing,  accounting and legal  expenses;  (iv) taxes and interest;  (v)  governmental  fees; (vi) expenses of issue, sale,  repurchase and redemption of Fund shares;  (vii) expenses of registering and qualifying the Fund or Portfolio and its shares under federal and state  securities  laws and of preparing and printing  prospectuses  for such purposes and for  distributing  the same to  shareholders  and  investors;  (viii) fees and  expenses  of  registering  and  maintaining registrations  of the Fund or Portfolio and of the Fund's  principal  underwriter as a  broker-dealer  or agent under state securities  laws;  (ix)  expenses  of reports  and  notices to  shareholders  and of  meetings  of  shareholders  and proxy solicitations  therefor; (x) expenses of reports to governmental officers and commissions;  (xi) insurance expenses;  (xii)
association  membership  dues;  (xiii)  fees,  expenses and  disbursements  of  custodians  for all services to the Fund or
Portfolio;  (xiv) fees, expenses and disbursements of transfer agents,  dividend disbursing agents,  shareholder  servicing agents and registrars for all services to the Fund or Portfolio;  (xv) expenses for servicing shareholder  accounts;  (xvi)
any  direct  charges  to  shareholders  approved  by the  Directors  of the  Company or the  Trustees  of the Trust,  where applicable;  (xvii)  compensation and expenses of Directors of the Company or the Trustees of the Trust,  where applicable, who are not  "interested  persons" of the Fund or  Portfolio,  respectively;  and (xviii)  such  nonrecurring  items as may arise,  including  expenses  incurred in  connection  with  litigation,  proceedings  and claims and the  obligation of the
Company and the Trust to indemnify its  directors,  trustees and officers with respect  thereto.  Expenses  incurred by the
Company or the Trust not directly  attributable to any specific  Non-Feeder Fund or Portfolio are allocated on the basis of the net assets of the respective Non-Feeder Funds and Portfolios.

..........The  Investment  Manager has  voluntarily  agreed  until March 1, 2003 to reimburse  each Fund for its  respective operating  expenses  (and, in the case of the Feeder Funds,  the Feeder Fund's pro rata share of operating  expenses of the
Fund's corresponding Portfolio),  exclusive of taxes, interest, brokerage commissions,  distribution fees and extraordinary expenses,  but inclusive of the management fee, which in the aggregate exceed  specified  percentages of the Fund's average net assets as follows:

..........ASAF Founders International Small Capitalization Fund: 1.70%

..........ASAF Strong International Equity Fund: 1.60%

..........ASAF Janus Overseas Growth Fund: 1.60%

..........ASAF American Century International Growth Fund: 1.60%

         ASAF PBHG Small-Cap Growth Fund: 1.30%

..........ASAF DeAM Small-Cap Growth Fund: 1.40%

..........ASAF Gabelli Small-Cap Value Fund: 1.40%

..........ASAF Janus Mid-Cap Growth Fund: 1.40%

..........ASAF Neuberger Berman Mid-Cap Growth Fund: 1.35%

..........ASAF Neuberger Berman Mid-Cap Value Fund: 1.35%

         ASAF Alger All-Cap Growth Fund: 1.35%

         ASAF Gabelli All-Cap Value Fund: 1.35%

         ASAF INVESCO Technology Fund: 1.40%

         ASAF INVESCO Health Sciences Fund: 1.40%

         ASAF ProFund Managed OTC Fund: 1.25%

         ASAF Alliance Growth Fund: 1.30%

         ASAF Marsico Capital Growth Fund: 1.30%

         ASAF Janus Capital Growth Fund: 1.25%

         ASAF DeAM Large-Cap Growth Fund: 1.17%

         ASAF T. Rowe Price Tax Managed Fund: 1.30%

         ASAF Alliance/Bernstein Growth + Value Fund: 1.35%

         ASAF Sanford Bernstein Core Value Fund: 1.20%

         ASAF DeAM Large-Cap Value Fund: 1.15%

         ASAF Sanford Bernstein Managed Index 500 Fund: 1.00%

..........ASAF Alliance Growth & Income Fund: 1.15%

..........ASAF MFS Growth with Income Fund: 1.30%

         ASAF INVESCO Equity Income Fund: 1.17%
..........
..........ASAF American Century Strategic Balanced Fund: 1.15%

..........ASAF Federated High Yield Bond Fund: 1.00%

..........ASAF PIMCO Total Return Bond Fund: 1.00%

..........ASAF Money Market Fund: 1.00%

..........The Investment  Manager may terminate the above  voluntary  agreements at any time after March 1, 2003.  Voluntary payments of Fund expenses by the  Investment  Manager may be made subject to  reimbursement  by the Fund, at the Investment
Manager's  discretion,  within the two year period  following such payment to the extent  permissible  under applicable law and  provided  that the Fund is able to  effect  such  reimbursement  and  remain in  compliance  with  applicable  expense limitations.

                                                 DISTRIBUTION ARRANGEMENTS

THE DISTRIBUTOR:

..........American Skandia Marketing,  Incorporated ("ASM" or the "Distributor"),  located at One Corporate Drive,  Shelton,
Connecticut  06484,  serves as the  principal  underwriter  and  distributor  for each  Fund  pursuant  to an  underwriting agreement  initially  approved by the  Directors  of the Company  (the  "Underwriting  Agreement").  The  Distributor  is a
registered  broker-dealer and member of the National Association of Securities Dealers,  Inc. ("NASD").  The Distributor is
an "affiliated person" (within the meaning of the 1940 Act) of the Company,  the Trust and the Investment Manager,  being a wholly-owned subsidiary of American Skandia, Incorporated.

..........Shares of each Fund will be  continuously  offered and will be sold by selected  broker-dealers  who have executed selling  agreements with the  Distributor.  The Distributor  bears all the expenses of providing  services  pursuant to the
Underwriting  Agreement.  Each Fund bears the expenses of  registering  its shares with the SEC and with  applicable  state regulatory  authorities.  The  Underwriting  Agreement  continues  in effect for two years from  initial  approval  and for successive one-year periods thereafter,  provided that each such continuance is specifically  approved (i) by the vote of a majority of the Directors of the Company,  including a majority of the  Directors  who are not parties to the  Underwriting
Agreement  or  "interested  persons" of any such party (as defined in the 1940 Act);  or (ii) by the vote of a "majority of the outstanding  voting  securities" of a Fund (as defined in the 1940 Act). In the event that the  Underwriting  Agreement terminates,  all  obligations  of the  Distributor  thereunder  shall cease,  including the  Distributor's  undertaking  to purchase Class X Bonus Shares. For information  regarding Class X Bonus Shares and the Distributor's  undertaking,  see the
Company's  Prospectus  under "How to Buy Shares:  Purchase of Class X Shares." The Distributor is not obligated to sell any specific amount of shares of any Fund.

         The following table shows, for the period ended September 30, 2001,  information  about the compensation  received by the Distributor:

Net Underwriting Commissions
(portion of initial sales charge retained by Distributor):                      $1,579,017
Compensation on Redemptions:                                                    $19,696,533
Other Compensation from other Distribution Plans:                               $54,263,706
Total Sales Charge A:                                                           $11,533,899
Portion Paid to Brokers:                                                        $9,954,882
Retained by Distributor:                                                        $1,579,017

         For the  period  ended  September  30,  2001,  aggregate  underwriting  commissions  were  $11,533,899,  of which,
$1,579,017 was retained by the Distributor.  For the period ended September 30, 2000,  aggregate  underwriting  commissions were  $24,768,248,  of which  $3,086,093  was  retained  by the  Distributor.  For the period  ended  September  30,  1999, aggregate underwriting commissions were $13,231,476 of which, as noted above $0, was retained by the Distributor.

THE DISTRIBUTION PLANS:

         The Company has adopted separate  Distribution and Service plans (commonly referred to as "12b-1 Plans") for Class
A, B, C and X shares of each Fund (the  "Class A Plan,"  "Class B Plan,"  "Class C Plan" and "Class X Plan,"  individually, and  collectively,  the "Class  Plans")  pursuant  to  appropriate  resolutions  of the  Directors  of the  Company  and in accordance  with the  requirements  of Rule 12b-1 under the 1940 Act and the  requirements  of the applicable  rules of the
NASD  regarding  asset based sales  charges.  The Class  Plans  permit the payment of certain  fees from Fund assets to the
Distributor,  an affiliate of the Investment Manager,  for its services and costs in distributing Fund shares and providing for services to shareholder  accounts.  In addition,  the Company  adopted a Supplemental  Distribution  Plan and the Trust has adopted a  Distribution  Plan (the  "Supplemental  Plans," and together with the Class Plans,  the "Plans")  under Rule
12b-1 under the 1940 Act to permit the  Distributor  to receive  brokerage  commissions  in connection  with  purchases and sales of securities  held by the Funds and the  Portfolios,  and to use these  commissions to promote the sale of shares of the  Funds.  The  Supplemental  Distribution  Plan  for the  Company  was  terminated  by the vote of the  majority  of the
Directors of the Company who are not interested  persons of the Company and have no direct or indirect  financial  interest in the  operations  of the  Supplemental  Distribution  Plan.  Since  July 2000  when the  Supplemental  Distribution  Plan suspended its operations, no payments have been made under the Supplemental Distribution Plan.

         Under the Plans, the Distributor may use the amounts received to pay various  distribution-related  expenses, such as advertising,  printing of sales materials,  training sales personnel, and compensating broker-dealers who sell shares of the Company and provide  services to  shareholder  accounts.  Such  broker-dealer  compensation  may include  initial sales concessions,  ongoing sales and service fees, and additional  marketing  fees requested by selling  broker-dealers,  all as described  below  under  "Dealer  Compensation  Information."  The  Distributor  may receive  compensation  under the Plans regardless of whether it actually uses such  compensation to pay  distribution  expenses.  The Distributor has assigned its right to receive any  distribution  and service fees under the Class B Plan and the Class X Plan, as well as any contingent deferred  sales charge for Class B and Class X shares,  to an  unaffiliated  third party that  finances the sale of Class B and Class X shares.

         The following  table shows,  for the period ended  September 30, 2001,  the nature and amount of the  expenditures made under the Plans:

         Advertising and sales literature and fulfillment:             $1,098,061
         Printing of prospectuses and reports
         for other than current shareholders:                          $470,966
         Compensation to sales personnel:
                  (including direct expenses
                  of sales personnel):                                 $4,984,416
         Compensation to dealers
                  (Class A shares):                                    $6,080,268
         Compensation to dealers
                  (Class B shares):                                    $41,237,055
         Compensation to dealers
                  (Class C shares):                                    $11,159,574
         Compensation to dealers
                  (Class X shares):                                    $2,568,831
         Purchase of Class X bonus
                  Shares:                                              $2,154,711
         Other dealer compensation:                                    $2,201,871

         The  distribution  expenses paid under the Plans will be intended to result in the sale of shares of the Company's various Funds.  As a result,  amounts  incurred by a Fund or Portfolio  under the Plans  (including  brokerage  commissions paid by a Fund or  Portfolio  under the  Supplemental  Plans) may be used in a manner that  promotes  the sale of shares of other Funds or  Portfolios.  Certain Funds of the Company may not be available for  additional  investments or for purchase by new  investors.  Distribution  expenses that are not  attributable  to a particular  Fund or Portfolio will be allocated among the Funds and  Portfolios  on  different  bases  (e.g.,  relative  asset size and  relative new sales of the Funds or
Portfolios)  depending  on the nature of the  expense  and the manner in which the  amount of such  expense is  determined.
Distribution  expenses that are attributable to a particular class of a Fund (e.g.,  sales  concessions)  will be allocated to that class.

         The Plans were adopted by a majority vote of the Directors of the Company and Trustees of the Trust,  including at least a majority of Directors or Trustees,  as applicable,  who are not "interested persons" of the Funds or the Portfolios
(as defined in the 1940 Act) and who do not have any direct or indirect  financial  interest in the operation of the Plans, cast in person at meetings  called for the purpose of voting on the Plans.  In approving  the Plans,  the  Directors of the
Company and the  Trustees  of the Trust  identified  and  considered  a number of  potential  benefits  which the Plans may provide,  including,  but not limited to,  improving the  Distributor's  ability to attract  investments  by enabling it to compensate  broker-dealers  selling shares of the Funds adequately and in the most effective manner, and that the resulting increases  in assets  should  enable  the Funds and  Portfolios  to  achieve  greater  economies  of scale and lower  their per-share  operating  expenses.  The Directors also considered the benefit of promoting  shareholder access to the services of  broker-dealer  representatives  who have  knowledge  of the  shareholders'  particular  circumstances  and goals.  With respect to the Class X Plan, the Directors  considered the possible increase in investor  interest and consequent  increase in portfolio  assets  resulting from the use of the fees payable under such plan, in part, to facilitate the  Distributor's purchase of  additional  shares for Class X investors  as a bonus.  The  Directors  of the Company and the  Trustees of the
Trust  believe that there is a reasonable  likelihood  that the Plans will benefit each Fund and  Portfolio and its current and future shareholders in the manner contemplated.

         Each Plan,  pursuant  to its terms,  remains in effect from year to year  provided  such  continuance  is approved annually by vote of the Directors or Trustees,  as applicable,  in the manner described  above. All material  amendments to the Plans must be approved by the Directors or Trustees,  as applicable,  in the manner  described  above.  The Class Plans may not be amended to increase  materially the amount to be spent for distribution  without approval of the shareholders of each class of a Fund or Portfolio  affected  thereby  entitled to vote thereon under the 1940 Act. The  Supplemental  Plans may not be amended to materially  change the source of monies from which  distribution  expenses are paid without  approval of the  shareholders  of each Fund or Portfolio  affected  thereby  entitled to vote thereon  under the 1940 Act. The Plans may be terminated as to additional  shares of any Fund at any time,  without payment of a penalty,  by vote of the majority of the  Directors or Trustees,  as  applicable,  who are not  interested  persons of the Fund or the  Portfolio and have no direct or indirect  financial  interest in the  operations  of the Plans,  or by a vote of a "majority  of the  outstanding voting  securities" (as defined in the 1940 Act) of the class, Fund or Portfolio  affected thereby entitled to vote thereon under the 1940 Act.  A Plan will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

DEALER COMPENSATION INFORMATION

         In addition to the dealer compensation  information  described in the Company's  Prospectus,  the following may be applicable to the purchase of Fund shares.

         Class A Dealer  Compensation.  The  concessions  paid to dealers and brokers from the initial  sales charge on the sale of Class A shares are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                                  Concession                                     Concession
                                                  (as % of                                       (as % of
Amount of Purchase:                               offering                                       offering
------------------                                --------------                                 --------
                                                  price)                                         price)
                                                  ------                                         ------
Less than $50,000                                     3.50%                                          5.00%
$50,000 up to $100,000                                3.00%                                          4.25%
$100,000 up to $250,000                               2.50%                                          3.25%
$250,000 up to $500,000                               1.75%                                          2.50%
$500,000 up to $1 million                             1.25%                                          2.00%

         In addition,  the  Distributor  may allocate the entire amount of the initial sales charge for the sale of Class A shares to dealers for all sales occurring during a particular period.

         The  Distributor  uses  distribution  and service fees  received  under the Class A Plan to  compensate  qualified dealers for services  provided in connection  with the sale of shares and the  maintenance  of shareholder  accounts.  Such compensation  generally is paid by the  Distributor  quarterly at an annual rate not to exceed 0.50% of the Fund's  average daily net assets  attributable to Class A shares held in accounts of the dealer or its customers.  However,  in the case of shares  purchased at NAV with a CDSC, the Distributor  will pay the dealer of record a sales  commission in an amount equal to 0.50% of the amount  invested,  and the ongoing  compensation  will not begin until one year after purchase.  NAV shares are not subject to the one-year  exclusion in cases where the  shareholder has made  arrangements  with the Company and the dealer of record waives the sales commission.

         Class B Dealer  Compensation.  The Distributor uses  distribution and service fees received under the Class B Plan to  compensate  qualified  dealers for  services  provided in  connection  with the sale of shares and the  maintenance  of shareholder  accounts.  Such  compensation  is paid by the  Distributor  quarterly at an annual rate not to exceed 0.50% of the Fund's  average  daily net assets  attributable  to Class B shares (and any shares  purchased  by the  reinvestment  of dividends or capital gains) held for over seven years.

         The  Distributor  normally  pays a sales  concession  of 5.50% (and may pay up to 6.00%) of the purchase  price of
Class B shares to the dealer from its own resources at the time of the sale.

         Class X Dealer  Compensation.  The Distributor uses  distribution and service fees received under the Class X Plan as reimbursement for its purchases of Bonus Shares, as well as to compensate  qualified dealers,  brokers,  banks and other financial  institutions  for  services  provided  in  connection  with the sale of Class X shares  and the  maintenance  of shareholder  accounts.  Such  latter  compensation  is paid by the  Distributor  quarterly  at an annual rate not to exceed
0.50% of the Fund's average daily net assets  attributable to Class X shares (and any shares  purchased by the reinvestment of dividends or capital gains as such shares) held for over seven years.

         The  Distributor  normally  pays a sales  concession  of 3.00% (and may pay up to 3.50%) of the purchase  price of
Class X shares to the dealer from its own resources at the time of the sale.

         Class C Dealer  Compensation.  The Distributor uses  distribution and service fees received under the Class C Plan to  compensate  qualified  dealers for  services  provided in  connection  with the sale of shares and the  maintenance  of shareholder  accounts.  The  Distributor  currently  pays a 2.00% fee to dealers in advance upon sale of Class C shares and retains the fee paid by the Fund in the first year.  After the shares have been held for a year, the  Distributor  pays the fee to dealers on a quarterly basis. The Class C CDSC is waived,  and the one-year  exclusion on ongoing  compensation does not apply,  in cases where the  shareholder  has made  arrangements  with the  Company and the dealer of record  waives the
2.00% fee upon sale.  Similarly,  the  initial  fee is not paid and the payment of ongoing  quarterly  compensation  begins immediately  after purchase with respect to shares  purchased under an asset allocation  program  sponsored by ASISI or its affiliates.

         Additional  Dealer  Compensation.  In addition to the amounts paid to dealers as  concessions  that are  discussed above  with  respect  to each  class  of the  Company's  shares,  the  Distributor  may  enter  into  special  compensation arrangements  with  dealers  that have sold or are  expected to sell large  amounts of shares.  As of January 1, 2002,  the
Distributor had entered into  thirty-five  such  arrangements,  one of which called for  compensation  based on a specified percentage of the value of shares held by the Dealer's  customers,  twenty-seven of which called for compensation  based on a specified  percentage of the value of shares sold by the Dealer,  and seven of which called for  compensation  based on a combination of assets and sales.  None of these payments will change the price an investor pays for shares.

                                             DETERMINATION OF NET ASSET VALUE

..........The net asset  value  ("NAV")  per share of each Fund is  determined  in the  manner  described  in the  Company's
Prospectus.  Each Fund will  determine  the NAV of its shares on each day that the New York Stock  Exchange (the "NYSE") is open for  business.  The  Directors  of the Company  and the  Trustees of the Trust have each  established  procedures  for valuing  the  assets  of the  Funds  and  Portfolios,  respectively.  In  general,  these  valuations  are  based on market quotations.  However,  in certain  circumstances  where market quotations are not readily  available,  assets are valued by methods specified in the procedures that are believed to accurately reflect the assets' fair value.

..........Securities  held by each  Non-Feeder  Fund and Portfolio,  other than the ASMT Money Market  Portfolio (the "Money
Market Portfolio"),  that are valued based on market quotations will be valued as follows: portfolio securities,  including open short  positions  and options  written,  are valued at the last sale price on the  securities  exchange or  securities market  (including  the NASDAQ  National  Market  System) on which such  securities  primarily are traded.  Securities  not listed on an exchange or securities  market,  or securities in which there were not transactions on that day, are valued at the average of the most recent bid and asked  price,  except in the case of open short  positions  where the asked price is available.  Portfolio  securities  which are traded both  "over-the-counter"  and on an exchange  are valued  according  to their primary market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.

..........Generally,  trading in foreign  securities,  as well as U.S. Government  securities,  money market instruments and repurchase  agreements,  is  substantially  completed  each day at various times prior to the close of the NYSE. The values of such securities  used in computing the net asset value of the shares of a Fund or Portfolio  generally are determined as of such earlier  times.  Foreign  currency  exchange rates are also  generally  determined  prior to the close of the NYSE.
Occasionally,  events  affecting the value of such  securities and such exchange rates may occur between the times at which such values  usually are determined and the close of the NYSE. If such  extraordinary  events occur,  their effects may not be reflected in the net asset value of a Fund or Portfolio calculated as of the close of the NYSE on that day.

..........The NAV per share of the Money  Market  Portfolio  is  determined  by using the  amortized  cost method of valuing portfolio  instruments.  Under the  amortized  cost method of  valuation,  an instrument is valued at cost and the interest payable  at  maturity  upon the  instrument  is  accrued  as  income,  on a daily  basis,  over the  remaining  life of the instrument.  Neither the amount of daily income nor the NAV is affected by unrealized  appreciation  or depreciation of the
Portfolio's  investments  assuming  the  instrument's  obligation  is paid in full on  maturity.  In periods  of  declining interest rates,  the indicated  daily yield on shares of the Portfolio  computed using amortized cost may tend to be higher than a similar  computation  made using a method of valuation based upon market prices and estimates.  In periods of rising interest  rates,  the indicated  daily yield on shares of the Portfolio  computed using amortized cost may tend to be lower than a similar  computation  made  using a method of  valuation  based  upon  market  prices and  estimates.  In  addition, short-term  obligations  with  remaining  maturities of less than 60 days that are held by any Fund or Portfolio are valued at amortized cost.

..........The amortized  method of valuation is intended to permit the Money Market Portfolio to maintain a constant NAV per share of $1.00.  No  assurances  can be given that this can be attained.  The  Directors of the Company and the Trustees of the Trust,  where  applicable,  periodically  review the extent of any deviation  from the $1.00 per share value that would occur if a method of  valuation  based on market  prices and  estimates  were used.  In the event  such a  deviation  would exceed  one-half of one  percent,  the  Directors  of the Company and the  Trustees of the Trust,  where  applicable,  will promptly  consider any action that reasonably  should be initiated to eliminate or reduce material dilution or other unfair results to  shareholders.  Such action may include selling  portfolio  securities  prior to maturity,  not declaring earned income dividends,  valuing portfolio securities on the basis of current market prices, if available,  or, if not available, at fair value,  and (considered  highly  unlikely by management of the Company and the Trust)  redemption of shares in kind
(i.e., with portfolio securities).

..........A Fund's  maximum  offering  price per Class A share,  other than for the ASAF Money Market Fund, is determined by adding the  maximum  sales  charge to the NAV per share.  Class A shares of the ASAF Money  Market  fund,  Class B, C and X shares are offered at NAV without the imposition of an initial sales charge.

                                               ADDITIONAL INFORMATION ON THE
                                             PURCHASE AND REDEMPTION OF SHARES

REDUCTION OR WAIVER OF SALES CHARGES AND CDSC ON CLASS A SHARES:

..........The Company's  Prospectus under "How to Buy Shares" describes  certain  reductions and/or waivers of sales charges and CDSC  that  apply to the  purchase  of Class A  Shares.  The  following  provides  more  specific  information  on such reductions or waivers as well as certain additional waivers.

         Waiver of All Class A Sales  Charges.  No sales  charge is imposed  on sales of Class A shares  for the  following investors:  (1) the Investment Manager,  its parent company, any affiliate or subsidiary of the parent company; (2) present or former officers,  directors,  trustees and employees (and their parents,  spouses,  siblings and dependent  children) of the Company,  the Investment  Manager  (including its parent company or any affiliate or subsidiary of the parent  company)
or the Sub-advisors,  and any retirement plans established by such entities for their employees;  (3) accounts with respect to which any person described in (2) above acts as a custodian on behalf of a minor  (including  Uniform Gift to Minors Act and  Uniform  Transfer  to Minors Act  accounts);  (4) present  partners  and  employees  (and their  parents,  spouses and dependent  children) of the Transfer  Agent and the Company's or the Trust's legal counsel and  administrator;  (5) dealers that have a sales agreement with the  Distributor,  if they purchase shares for their own accounts or for retirement  plans for their employees;  (6) employees and registered  representatives (and their parents,  spouses and dependent children) of dealers or financial  institutions  that have entered into sales  arrangements with such dealers (and are identified to the
Distributor)  or with the  Distributor;  the  purchaser  must certify to the  Distributor  at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents,  spouse,  parents of spouse, or minor  children);  (7) employees (and their parents,  spouses and dependent  children) of firms providing the Company,  the
Trust  or  their   affiliates   with  regular   legal,   actuarial,   auditing,   underwriting,   claims,   administrative,
computer-support,  marketing,  office or other services;  (8) any  Sub-advisor of the Company or the Trust;  and (9) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party.

         Waiver of Class A CDSC.  The  Class A CDSC is  waived  in the  following  cases if  shares  are  redeemed  and the
Transfer Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under
"Special  Investment  Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special  Investment  Programs and Privileges";  (3) redemptions  following death or post-purchase disability  (as  defined  by Section  72(m)(7)  of the Code);  (4)  distributions  or loans to  participants  of  qualified retirement plans and other employee benefit plans; (5) the portion of a mandated minimum  distribution  from an IRA, SIMPLE
IRA or 403(b)(7)  plan equal to the  percentage of your plan assets held in Class A shares of the Company;  (6) the portion of any  substantially  equal periodic  payments (as described in Section 72(t) of the Code) equal to the percentage of your plan assets held in class A shares of the Company;  (7) the return of excess  contributions  made to your IRA,  SIMPLE IRA,
403(b)(7)  plan or 401(k) plan;  and (8) where the  shareholder  has made  arrangements  with the Company and the dealer of record waives its initial sales commission.

         Combined  Purchases.  Initial sales charge  reductions  are available by combining into a single  transaction  the purchase of Class A shares with the purchase of any other class of shares.  Qualifying  purchases  include:  (1) individual purchases by a trustee (or other  fiduciary) if the  investment is for a single trust estate or single  fiduciary  account, including an employee  benefit plan other than those  described  above;  and (2)  purchases by qualified  employee  benefit plans,  other than those described  above,  of a single  employer,  or of affiliated  employers as defined in the 1940 Act.
Purchases  made for  nominee  or street  name  accounts  (securities  held in the name of an  investment  dealer or another nominee such as a bank trust  department  instead of the  customer)  may not be aggregated  with  purchases  made for other accounts and may not be  aggregated  with other  nominee or street name accounts  unless  otherwise  qualified as described above.

         Rights of  Accumulation:  Each Fund offers to all qualifying  investors  certain  "rights of  accumulation"  under which  investors are permitted to purchase Class A shares of any Fund at the price  applicable to the total of (a) the then current  purchase amount plus (b) an amount equal to the then current NAV of the purchaser's  holdings of all shares of any
Fund of the  Company.  Acceptance  of the  purchase  order is  subject  to  confirmation  of  qualification.  A  qualifying investor's rights of accumulation may be amended or terminated at any time as to subsequent purchases.

         Letter of Intent:  Any person may qualify for a reduced  sales charge on purchases of Class A shares made within a thirteen-month  period  pursuant to a Letter of Intent  ("LOI").  In computing  the total amount  purchased for purposes of determining  the  applicable  sales  commission,  the  offering  price of shares  currently  held in the Funds  which  were purchased  within  90 days  from the  date of  acceptance  of the LOI may be used as a  credit  toward  Fund  shares  to be purchased under the LOI. Class A, B, C and X shares acquired  through the  reinvestment of  distributions do not constitute purchases  for  purposes of the LOI.  During the term of an LOI,  American  Skandia  Fund  Services,  Inc.,  the  Company's
transfer agent (the "Transfer  Agent"),  will hold shares in escrow to secure payment of the higher sales charge applicable for shares  actually  purchased if the amount  indicated on the LOI is not  purchased.  Dividends and capital gains will be paid on all escrowed  shares and these  shares will be released  when the amount  indicated on the LOI has been  purchased.
An LOI does not  obligate  the  investor  to buy or the Fund to sell the  indicated  amount  of the LOI.  If the  specified amount of the LOI is not  purchased,  the  shareholder  shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales  charge that would have been paid had the  aggregate  purchases  been made at a single time. If the Class A shareholder  does not (within  twenty days after a written  request by the Transfer  Agent) pay such  difference in sales  charge,  the Transfer  Agent will redeem an  appropriate  number of escrowed  shares in order to realize  such  difference.  Additional  information  about  the  terms  of the  LOI  are  available  from  your  registered representative.

SPECIAL REDEMPTIONS:

         Although it would not  normally do so, each Fund has the right to pay the  redemption  price of shares of the Fund in whole or in part in portfolio  securities  as prescribed by the  Directors of the Company.  When the  shareholder  sells portfolio  securities  received in this fashion,  he would incur a brokerage  charge.  Any such securities  would be valued for the  purposes  of making  such  payment  at the same value as used in  determining  NAV.  The Funds have  elected to be governed by Rule 18f-1 under the 1940 Act,  pursuant to which each Fund is obligated to redeem  shares  solely in cash from any one  account  during  any  90-day  period  up to the  lesser of  $250,000  or 1% of the NAV of the  applicable  Fund or
Portfolio at the beginning of such period.

SUSPENSION OF REDEMPTIONS:

         A Fund may not suspend a  shareholder's  right of  redemption or postpone  payment for a redemption  for more than seven days,  unless the New York Stock  Exchange  ("NYSE") is closed for other than  customary  weekends  or  holidays,  or trading on the NYSE is  restricted,  or for any period  during which an emergency  exists as a result of which (1) disposal by a Fund or Portfolio of securities  owned by it is not reasonably  practicable,  or (2) it is not reasonably  practicable for a Fund to  fairly  determine  the  value of its  assets,  or for  such  other  periods  as the SEC may  permit  for the protection of investors.

         For further information  regarding the purchase and redemption of Fund shares, see "How to Buy Shares" and "How to
Redeem Shares," respectively, in the Company's Prospectus.

                                                  PORTFOLIO TRANSACTIONS

BROKERAGE ALLOCATION:

..........Subject to the  supervision  of the  Directors  of the Company and the  Trustees of the Trust,  where  applicable, decisions to buy and sell  securities for the Company and the Trust are made for each  Non-Feeder Fund and Portfolio by its respective  Sub-advisor.  Each  Sub-advisor  is authorized to allocate the orders placed by it on behalf of the  applicable
Fund or Portfolio to brokers who also provide  research or  statistical  material or other  services to the  Sub-advisor or the Fund or Portfolio  for the use of the  applicable  Fund or  Portfolio  and other  accounts as to which the  Sub-advisor exercises  investment  discretion.  Such  allocation  shall be in such amounts and  proportions  as the  Sub-advisor  shall determine.  The  Sub-advisor  may consider sale of shares of the Funds,  or may consider or follow  recommendations  of the
Investment  Manager  that take such  sales  into  account,  as factors  in the  selection  of  brokers to effect  portfolio transactions  for a Fund or  Portfolio,  subject  to the  requirements  of best net  price  available  and  most  favorable execution.  In this regard,  the Investment  Manager may direct certain of the  Sub-advisors  to try to effect a portion of their Fund or Portfolio's  investment  transactions  through  broker-dealers that sell shares of the Fund (or corresponding
Fund, in the case of the Portfolios), to the extent consistent with best net price available and most favorable execution.

..........As noted above, a Sub-advisor  may purchase new issue  securities on behalf of the applicable Fund or Portfolio in an  underwritten  fixed price  offering.  In these  situations,  the  underwriter  or selling  group member may provide the
Sub-advisor  with  research in addition  to selling  the  securities  (at the fixed  public  offering  price).  Because the offerings are conducted at a fixed price,  the ability to obtain research from a broker/dealer  in this situation  provides knowledge that may benefit the Fund or Portfolio  without  incurring  additional  costs.  These  arrangements  may not fall within the safe harbor of Section 28(e) of the Securities  Exchange Act of 1934 because the  broker/dealer is considered to be acting in a principal capacity in underwritten  transactions.  However,  the NASD has adopted rules expressly permitting broker/dealers  to provide  bona fide  research  to  advisors  in  connection  with fixed  price  offerings  under  certain circumstances.  As a general matter,  in these  situations,  the underwriter or selling group member will provide  research credits at a rate that is higher than that which is available for secondary market transactions.

..........Subject to the rules  promulgated by the SEC, as well as other  regulatory  requirements,  a Sub-advisor  also may allocate  orders to brokers or dealers  affiliated with the Sub-advisor or the Investment  Manager.  Such allocation  shall be in amounts and proportions as the Sub-advisor  shall  determine.  The  Sub-advisor  will report on these  allocations of brokerage  either to the Investment  Manager,  which will report on such allocations to the Directors of the Company or the
Trustees of the Trust, where applicable, or, if requested, directly to the Directors or Trustees.

..........In  selecting a broker to effect each  particular  transaction,  each  Sub-advisor  will take the  following  into consideration:  the best net price available;  the reliability,  integrity and financial  condition of the broker; the size and  difficulty  in  executing  the order;  and the value of the  expected  contribution  of the  broker to the  investment performance  of the Fund on a continuing  basis.  Subject to such  policies and  procedures as the Directors of the Company and the  Trustees  of the Trust may  determine,  a  Sub-advisor  shall not be deemed to have  acted  unlawfully  or to have breached  any duty  solely by reason of its  having  caused a Fund or  Portfolio  to pay a broker  that  provides  research services to the  Sub-advisor  an amount of commission  for effecting an investment  transaction  in excess of the amount of commission  another broker would have charged for effecting that transaction,  if the Sub-advisor  determines in good faith that such amount of  commission  was  reasonable in relation to the value of the research  service  provided by such broker viewed in terms of either that particular  transaction or the Sub-advisor's  ongoing  responsibilities  with respect to the
Fund or  Portfolio  and other  accounts as to which the  Sub-advisor  exercises  investment  discretion.  Accordingly,  the amount of the  brokerage  commission  in any  transaction  may be greater  than that  available  from other  brokers if the difference is reasonably  justified by other aspects of the services  offered.  For the fiscal year ended October 31, 1999, aggregate  brokerage  commissions of $2,169,322 and $853,911 were paid in relation to brokerage  transaction of the Company and the Trust,  respectively.  For the fiscal year ended October 31, 2000,  aggregate  brokerage  commissions of $4,563,593 and $978,509 were paid in relation to brokerage  transactions  of the Company and the Trust,  respectively.  For the fiscal year ended  October  31,  2001,  aggregate  brokerage  commissions  of  $4,657,430  and  $470,256  were paid in relation to brokerage  transactions  of the Company and the Trust,  respectively.  The increase in  commissions  paid is primarily  the result of the increase in the Company's and Trust's net assets.

..........During the fiscal years ended October 31, 1999, October 31, 2000 and October 31, 2001, brokerage  commissions were
paid  by  the  ASMT  American  Century   International  Growth  Portfolio  to  certain  affiliates  of  Rowe  Price-Fleming
International,  Inc., the former Sub-advisor of the Portfolio,  in the amount of $1,924,  $3,724 and $5,214,  respectively.
For the year ended October 31, 2001,  1.11% of the total  brokerage  commissions  paid by this  Portfolio  were paid to the affiliated brokers,  with respect to transactions  representing 0.9% of the Portfolio's total dollar amount of transactions involving the payment of  commissions.  During the fiscal years ended October 31, 1999,  October 31, 2000,  and October 31,
2001  brokerage  commissions  were paid to J.P.  Morgan  Securities,  Inc.,  an  affiliate of American  Century  Investment
Management,  Inc.,  by the ASAF  American  Century  Strategic  Balanced  Fund in the  amount of $150,  $2,660  and  $1,480, respectively.  For the year ended October 31, 2001,  0.9% of the total  brokerage  commissions  paid by this Fund were paid to the  affiliated  broker,  with  respect  to  transactions  representing  0.6%  of the  Fund's  total  dollar  amount  of transactions  involving the payment of  commissions.  During the fiscal years ended October 31, 1999,  October 31, 2000 and
October 31, 2001,  brokerage  commissions were paid to Neuberger  Berman,  LLC, an affiliate of Neuberger Berman Management
Inc., by the ASAF Neuberger Berman Mid-Cap Growth Fund in the amount of $10,650,  $63,243 and $159,266,  respectively.  For the year ended October 31, 2001,  35.5% of the total  brokerage  commissions  paid by this Fund were paid to the affiliated broker,  with respect to transactions  representing  33.5% of the Fund's total dollar amount of transactions  involving the payment of commissions.  During the fiscal years ended October 31, 1999,  October 31, 2000 and October 31, 2001,  brokerage commissions  were paid to Neuberger  Berman,  LLC by the ASAF Neuberger Berman Mid-Cap Value Fund in the amount of $28,311,
$122,881 and $557,627,  respectively.  For the year ended October 31, 2001,  53.8% of the total brokerage  commissions paid by this Fund were paid to the  affiliated  broker,  with  respect to  transactions  representing  55.4% of the Fund's total dollar amount of transactions  involving the payment of commissions.  For the fiscal years ended October 31, 1999,  October
31, 2000 and October  31,  2001,  brokerage  commissions  were paid to Banc of America  Securities,  LLC, an  affiliate  of
Marsico Capital  Management,  LLC, by the ASAF Marsico Capital Growth Fund in the amount of $28,029,  $102,707 and $95,991, respectively.  For the period ended October 31, 2001, 5.7% of the total brokerage  commissions  paid by this Fund were paid to the  affiliated  broker,  with  respect  to  transactions  representing  6.0%  of the  Fund's  total  dollar  amount  of transactions  involving  the payment of  commissions.  For the fiscal  years ended  October 31, 2000 and October 31,  2001, brokerage  commissions  were paid to  Donaldson  Lufkin  Jenrette  Securities  Corporation  Inc.,  an affiliate of Alliance
Capital  Management L.P., by the ASAF Alliance Growth and Income Fund in the amount of $546 and $0,  respectively.  For the period  ended  October  31,  2001,  0% of the total  brokerage  commissions  paid by this Fund were paid to the  affiliated broker,  with respect to  transactions  representing  0% of the Fund's total dollar  amount of  transactions  involving the payment of  commissions.  For the fiscal years ended  October 31, 2000 and October 31,  2001,  brokerage  commissions  were paid to an  affiliate  of Sanford C.  Bernstein & Co.,  LLC by the ASAF  Sanford  Bernstein  Managed  Index 500 Fund in the
amount of  $59,002  and  $66,508,  respectively.  For the period  ended  October  31,  2001,  40.7% of the total  brokerage commissions paid by this Fund were paid to the affiliated  broker,  with respect to transactions  representing 39.5% of the
Fund's total dollar amount of  transactions  involving the payment of  commissions.  For the fiscal years ended October 31,
2000 and October 31, 2001,  brokerage  commissions  were paid to an affiliate of Fred Alger  Management,  Inc., by the ASAF
Alger  All-Cap  Growth Fund in the amount of $6,047 and  $52,382,  respectively.  For the period  ended  October 31,  2001,
88.6%  of the  total  brokerage  commissions  paid by this  Fund  were  paid to the  affiliated  broker,  with  respect  to transactions  representing  88.9% of the Fund's total dollar amount of  transactions  involving the payment of commissions.
For the fiscal  years ended  October 31, 2000 and October 31,  2001,  brokerage  commissions  were paid to an  affiliate of
Prudential  Securities  Incorporated,  an affiliate  GAMCO  Investors,  Inc. by the ASAF Gabelli  All-Cap Value Fund in the
amount of $7,620  and  $162,464,  respectively.  For the  period  ended  October  31,  2001,  86.4% of the total  brokerage commissions paid by this Fund were paid to the affiliated  broker,  with respect to transactions  representing 90.5% of the
Fund's total dollar amount of  transactions  involving the payment of  commissions.  For the fiscal years ended October 31,
2000 and October 31, 2001,  brokerage  commissions  were paid to an affiliate of  Prudential  Securities  Incorporated,  an affiliate  GAMCO  Investors,  Inc.  by the ASAF  Gabelli  Small-Cap  Value Fund in the  amount of  $126,052  and  $384,338, respectively.  For that period,  91.9% of the total  brokerage  commissions  paid by this Fund were paid to the  affiliated broker,  with respect to transactions  representing  95.0% of the Fund's total dollar amount of transactions  involving the payment of  commissions.  For the fiscal year ended October 31, 2001,  brokerage  commissions  were paid to an affiliate of
Sanford C.  Bernstein & Co.,  LLC by the ASAF  Alliance/Bernstein  Growth + Value Fund in the amount of  $14,224.  For that period,  100% of the total  brokerage  commissions  paid by this Fund were paid to the affiliated  broker,  with respect to transactions  representing  100% of the Fund's total dollar amount of  transactions  involving the payment of  commissions.
For the fiscal year ended  October 31, 2001,  brokerage  commissions  were paid to an  affiliate of Sanford C.  Bernstein &
Co.,  LLC by the ASAF  Sanford  Bernstein  Core Value Fund in the amount of  $15,131.  For that  period,  100% of the total brokerage  commissions  paid by this Fund were paid to the affiliated  broker,  with respect to  transactions  representing
100% of the Fund's total dollar amount of transactions involving the payment of commissions.

ALLOCATION OF INVESTMENTS:

..........The  Sub-advisors of the Non-Feeder Funds and Portfolios have other advisory  clients,  some of which have similar investment  objectives  to one or more of the Funds or  Portfolios  for which  advisory  services  are being  provided.  In addition,  a Sub-advisor  may be engaged to provide  advisory  services for more than one Fund or Portfolio.  There will be times when a  Sub-advisor  may  recommend  purchases  and/or sales of the same  securities  for a Fund or Portfolio and the
Sub-advisor's  other clients.  In such  circumstances,  it will be the policy of each Sub-advisor to allocate purchases and sales among a Fund or Portfolio  and its other  clients,  including  other Funds or  Portfolios  for which the  Sub-advisor provides advisory  services,  in a manner which the Sub-advisor deems equitable,  taking into consideration such factors as size of account,  concentration of holdings, investment objectives, tax status, cash availability,  purchase costs, holding period and other pertinent factors relative to each account.

PORTFOLIO TURNOVER:

..........Each Non-Feeder Fund and Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the  Sub-advisor  and/or the Investment  Manager  determines that such a disposition is in the Fund's or
Portfolio's  best  interest.  Portfolio  turnover  rates may  increase as a result of the need for a Fund or  Portfolio  to effect significant  amounts of purchases or redemptions of portfolio  securities due to economic,  market, or other factors that are not within the Sub-advisor's or Investment  Manager's  control.  A high rate of portfolio  turnover  (generally in excess of 100%) involves  correspondingly  higher brokerage  commission expenses and other transaction costs, which must be ultimately borne by a Fund's  shareholders.  Trading in fixed income  securities does not generally  involve the payment of brokerage  commissions,  but does involve  indirect  transaction  costs.  High  portfolio  turnover rates may also generate larger  taxable  income and taxable  capital  gains than would result from lower  portfolio  turnover  rates and may create higher tax liability for a Fund's shareholders.

         The turnover  rates for the ASAF Janus Mid-Cap  Growth Fund for the year ended October 31, 2001 and the year ended
October 31, 2000 were 188% and 3%,  respectively.  This Fund commenced  operations on September 11, 2000, which resulted in low portfolio  turnover for the year ended  October 31, 2000.  The turnover  rates for the ASAF Alger  All-Cap  Growth Fund for the year ended  October 31, 2001 and the year ended  October  31,  2000 were 70% and 15%,  respectively.  Massachusetts
Financial  Services Company acted as interim  Sub-Sub-advisor to the ASAF Alger All-Cap Growth Fund from September 17, 2001 until  December  10,  2001  when  Fred  Alger  Management,  Inc.  resumed  the role as the sole  Sub-advisor.  The  trading precipitated  by this temporary  change  resulted in the unusually  high portfolio  turnover for the year ended October 31,
2001.  The turnover  rates for the ASAF Gabelli  All-Cap  Value Fund for the year ended October 31, 2001 and the year ended
October 31, 2000 were 84% and 7%,  respectively.  This Fund commenced  operations on September 11, 2000,  which resulted in low portfolio  turnover for the year ended October 31, 2000.  The turnover rates for the ASAF INVESCO  Technology  Fund for the year ended  October 31, 2001 and the year ended  October 31,  2000 were 74%and 4%,  respectively.  This Fund  commenced operations  on September  11, 2000,  which  resulted in low  portfolio  turnover for the year ended  October 31, 2000.  The turnover  rates for the ASAF  Sanford  Bernstein  Managed  Index 500 Fund for the year ended  October 31, 2001 and the year ended October 31, 2000 were 30% and 107%,  respectively.  Sanford C. Bernstein & Co., LLC became the Fund's  Sub-advisor on
May 1, 2000 and trading  precipitated by this change  resulted in the unusually high portfolio  turnover for the year ended
October 31, 2000.

         A 100% portfolio  turnover rate would occur if all of the  securities in a portfolio of investments  were replaced during a given period.  For  additional  information  regarding  portfolio  turnover,  see the Company's  Prospectus  under
"Portfolio Turnover" and "Financial Highlights."

                                               ADDITIONAL TAX CONSIDERATIONS

..........Federal  Income Tax  Consequences.  Each Fund is treated as a separate  entity for  federal  income tax  purposes.
Each Fund has  qualified  and elected or intends to qualify  and elect to be treated as a  "regulated  investment  company"
under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the  "Code"),  and intends to continue to so qualify in the future. As a regulated  investment  company,  a Fund must, among other things,  (a) derive at least 90% of its gross income from  dividends,  interest,  payments  with respect to loans of stock and  securities,  gains from the sale or other disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from options, futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities  or foreign currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least 50% of the value of the Fund's total assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities of other regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than
5% of the Fund's total assets,  and 10% of the outstanding  voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the  securities  of any one issuer (other than U.S.  Government  securities or securities  of other  regulated  investment  companies).  As a  regulated  investment  company,  a Fund (as  opposed to its shareholders)  will not be  subject  to  federal  income  taxes on the net  investment  income  and  capital  gain  that it distributes  to its  shareholders,  provided  that at least 90% of its net  investment  income and realized net  short-term capital gain in excess of net long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing  requirements  (the  "Distribution  Requirement").  For  additional  information  regarding the Funds'  treatment as regulated  investment  companies  under the Code, and certain  consequences if such treatment is not accorded any Fund, see the Company's Prospectus under "Dividends, Capital Gains and Taxes."

..........Each Fund will be subject to a 4%  non-deductible  federal  excise tax on a portion of its  undistributed  taxable income and capital  gains if it fails to meet  certain  distribution  requirements  by the end of the calendar  year.  Each
Fund intends to avoid liability for such tax by satisfying such distribution requirements.

..........Each of the Feeder  Funds will invest all of its  investable  assets in a  corresponding  Portfolio  of the Trust.
Each such Fund will be deemed to own a  proportionate  share of its  corresponding  Portfolio's  assets  and income for the purpose of determining whether the Fund qualifies as a regulated  investment company.  Accordingly,  each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy applicable tax requirements.

..........If a Fund or Portfolio acquires stock in certain non-U.S.  corporations ("passive foreign investment companies" or
"PFICs") that receive at least 75% of their annual gross income from passive sources (such as interest,  dividends,  rents, royalties  or  capital  gains) or at least 50% of whose  average  assets  produce  or are held for the  production  of such passive income,  that Fund (or, in the case of a Portfolio,  its corresponding  Fund indirectly through its interest in the
Portfolio) could be subject to federal income tax and additional interest charges on "excess  distributions"  received from such  companies  or gain  from the sale of stock in such  companies,  even if the Fund  distributes  its  share of the PFIC income as a taxable dividend to its  shareholders.  A certain election  (treating the PFIC as a "qualified  electing fund")
filed with the Fund's  federal  income tax return may, if available,  ameliorate  these adverse tax  consequences,  but any such election  would require the  applicable  Fund to recognize  ordinary  taxable  income and net capital gain of the PFIC without  the  corresponding  receipt  of cash which may need to be  distributed  by the Fund to  satisfy  the  Distribution
Requirement.

..........Pursuant to proposed  regulations,  open-end regulated investment companies such as the Funds would be entitled to avoid the tax  consequences  described  in the  previous  paragraph  by electing to  mark-to-market  their stock in certain
PFICs.  Marking to market in this context  means  recognizing  as gain for each  taxable year the excess,  as of the end of that year, of the fair market value of each PFIC's stock over the owner's  adjusted basis in that stock  (including mark to market gains of a prior year for which an election was in effect).

..........Gains and losses realized by a Fund (directly,  or through its interest in a Portfolio) in connection with certain transactions  involving  foreign  currency-denominated  debt  securities,  certain  foreign  currency  futures and options, foreign currency forward contracts,  foreign  currencies  themselves,  or payables or receivables  denominated in a foreign currency are generally treated as ordinary income and loss.

..........Some  Funds,  or, in  certain  cases,  the  Portfolio  in which a Fund may invest  its  assets,  may be subject to withholding  and other taxes imposed by foreign  countries  with respect to their  investments in foreign  securities.  Tax conventions  between  certain  countries  and the U.S. may reduce or  eliminate  such taxes.  A Fund,  more than 50% of the value of whose  total  assets at the  close of a  taxable  year  (held  directly  or  indirectly  through  a  corresponding
Portfolio)  consists of stock or securities in foreign  corporations,  may elect to  "pass-through"  these foreign taxes to its  shareholders,  in which case each  shareholder  will be required to include its pro rata portion  thereof in its gross income but, if it itemizes  deductions,  will be able to deduct or (subject to various limitations) will be able to claim a credit for its portion of such taxes, in computing its federal income tax liability.

..........Each Fund or Portfolio that invests in zero coupon  securities or in other securities with original issue discount
(or securities with market discount,  if the Fund or Portfolio elects to include market discount in income  currently) must accrue such discount income currently even if no corresponding  payment is received.  However,  because income subject to a
Fund's Distribution  Requirement  includes such accrued discount,  to satisfy that requirement,  a Fund may have to dispose of its (or, as the case may be, its corresponding Portfolio's) securities under disadvantageous  circumstances,  or borrow, to generate the needed cash.

..........Forward  currency  contracts,  options  and  futures  contracts  entered  into by a Fund or  Portfolio  may create
"straddles"  for federal income tax purposes with other such contracts or with  securities  positions,  and this may affect the  character  and timing of gains or losses  realized by the Fund (or, in the case of a Portfolio,  by its  corresponding
Fund) on such  contracts,  options or  securities.  Certain  straddles  treated as short  sales for tax  purposes  may also result in the loss of the holding  period of  securities  included in the straddles for purposes of the 30% of gross income test described above, and therefore,  a Fund's or Portfolio's  ability to enter into forward  currency  contracts,  options and futures contracts may be limited.

..........Certain  options,  futures and foreign  currency  contracts held by a Fund or Portfolio at the end of each taxable year will be required to be  "marked-to-market"  for federal  income tax  purposes -- i.e.,  treated as having been sold at market value.  For options and futures  contracts,  60% of any gain or loss  recognized on these deemed sales and on actual dispositions  will be treated as long-term  capital gain or loss, and the remainder  will be treated as short-term  capital gain or loss  regardless  of how long the Fund or  Portfolio  has held  such  options  or  futures.  However,  gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

..........If a Fund or Portfolio  satisfies  certain  requirements,  any  increase in value of a position  that is part of a
"designated  hedge" will be offset by any decrease in value (whether  realized or not) of the offsetting  hedging  position during  the  period of the hedge for  purposes  of  determining  whether  the Fund  (or,  in the case of a  Portfolio,  its corresponding  Fund)  satisfies  the 30% gross  income test  above.  Thus,  only the net gain (if any) from the  designated hedge will be included in gross income for purposes of that  limitation.  Each Fund or Portfolio  will consider  whether it should seek to satisfy those  requirements to enable the Fund (or, in the case of a Portfolio,  its corresponding  Fund) to qualify for this treatment for hedging transactions.

..........To maintain a constant  $1.00 per share NAV, the Directors of the ASAF Money Market Fund (the "Money Market Fund")
may direct that the number of  outstanding  shares be reduced pro rata.  If this  adjustment  is made,  it will reflect the lower market value of portfolio  securities and not realized  losses.  The  adjustment  may result in a shareholder  having more  dividend  income  than net income in his  account for a period.  When the number of  outstanding  shares of the Money
Market  Fund is reduced,  the  shareholder's  basis in the shares of the Fund may be  adjusted  to reflect  the  difference between  taxable  income and net dividends  actually  distributed.  This  difference may be realized as a capital loss when the shares are liquidated.

..........Distributions  from a Fund's current or accumulated  earnings and profits ("E&P"),  as computed for federal income tax  purposes,  will be  taxable  as  described  in the  Company's  Prospectus  whether  taken in shares or in cash.  These distributions  will be treated as  dividends,  but will  qualify for the 70%  dividends-received  deduction  for the Fund's corporate  shareholders  only to the extent  designated in a notice to the Fund's  shareholders  as being  attributable  to dividends  received by the Fund.  Distributions,  if any, in excess of E&P will constitute a return of capital,  which will first  reduce an  investor's  tax basis in a Fund's  shares  and  thereafter  (after  such  basis is  reduced to zero) will generally give rise to capital  gains.  Shareholders  electing to receive  distributions  in the form of additional  shares will have a cost basis for federal  income tax  purposes  in each share so received  equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

..........At the time of an  investor's  purchase of shares of a Fund (other than the Money Market  Fund),  a portion of the purchase  price is often  attributable  to realized or unrealized  appreciation  in the Fund's  portfolio or  undistributed taxable income of the Fund.  Consequently,  subsequent  distributions  from such  appreciation  or income may be taxable to such investor even if the NAV of the investor's shares is, as a result of the  distributions,  reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

..........Upon a  redemption  of shares of a Fund,  other than the Money Market Fund  (including  an exchange for other Fund shares),  a  shareholder  may realize a taxable  gain or loss.  Such gain or loss will be capital if the shares are capital assets  in the  shareholder's  hands  and  will be  long-term  or  short-term  capital  gain or  loss,  depending  upon the shareholder's  holding period for the shares.  A sales charge paid in purchasing  shares of a Fund ("load  charge")  cannot be taken into account for  purposes of  determining  gain or loss on the  redemption  or exchange of such shares  within 90 days after their purchase to the extent shares of the same or another Fund are  subsequently  acquired without payment of a load charge pursuant to a reinvestment or exchange  privilege.  Such  disregarded load charge will result in an increase in the shareholder's tax basis in the Fund shares subsequently  acquired.  Also, any loss realized on a redemption or exchange of shares of a Fund will be  disallowed  to the extent the shares  disposed  of are  replaced  with shares of the same Fund within a period of 61 days  beginning 30 days before and ending 30 days after such  disposition.  In such a case, the basis of the shares  acquired  will be adjusted to reflect the  disallowed  loss.  If Fund shares are  redeemed or exchanged at a loss after being held for six months or less, the loss will be treated as long-term,  instead of  short-term,  capital loss to the extent of any capital gains distributions received on those shares.

..........Each  shareholder  will be required to furnish its social security or taxpayer  identification  number and certify that such number is correct and that the  shareholder  is not subject to back-up  withholding  for failure to report income to the IRS.  Failure to comply with applicable IRS regulations,  including the  certification  procedures  described above, may  result  in the Fund  being  required  to  collect  back-up  withholding  at a 31% rate on  taxable  distributions  and redemptions to the shareholder.

..........Different  tax  treatment,   including   penalties  on  certain  excess   contributions  and  deferrals,   certain
pre-retirement and post-retirement  distributions and certain prohibited transactions,  is accorded to shareholder accounts maintained as qualified retirement plans.  Shareholders should consult their tax advisers for more information.

..........The foregoing  discussion  relates  solely to federal  income tax law as applicable to U.S.  persons  (i.e.,  U.S.
citizens or residents and U.S.  domestic  corporations,  partnerships,  trusts or estates)  generally.  The discussion does not  address  special  tax rules  applicable  to certain  classes of  investors,  such as  tax-exempt  entities,  insurance companies, and financial institutions.

..........A foreign  shareholder  (i.e., a nonresident alien  individual,  foreign trust or estate,  foreign  corporation or foreign  partnership) not engaged in a U.S. trade or business with which its investment in a Fund is effectively  connected will be subject to federal  income tax  treatment  that is different  from that  described  above.  These  investors may be subject to U.S.  withholding  tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary  dividends  from a Fund and,  unless an effective  IRS Form W-8 or  authorized  substitute  is on file,  to backup withholding  at the rate of 31% on certain other payments from the Fund.  Distributions  treated as long term capital gains to foreign  shareholders will not be subject to federal income tax unless the distributions are effectively  connected with the shareholder's  U.S. trade or business or, in the case of a non-resident  alien  individual,  the shareholder is present in the U.S.  for more than 182 days during the taxable  year and  certain  other  conditions  are met.  Non-U.S.  investors should consult their tax advisers  regarding  such  treatment and the  application of foreign taxes to an investment in any
Fund.

..........State and Local Tax  Consequences.  Each Fund may be subject  to state or local  taxes in  jurisdictions  in which such Fund may be deemed to be doing business.  In addition,  in those states or localities  which have income tax laws, the treatment  of such Fund and its  shareholders  under such laws may differ from their  treatment  under  federal  income tax laws, and investment in such Fund may have different tax  consequences  for  shareholders  than would direct  investment in such Fund's (or, in the case of a Feeder Fund, its corresponding  Portfolio's)  portfolio  securities.  Shareholders should consult their own tax advisers with respect to any state or local taxes.

                                              CAPITAL STOCK OF THE COMPANY &
                                              PRINCIPAL HOLDERS OF SECURITIES

..........Capital Stock.  The authorized  capital stock of the Company consists of the following shares (par value $.001 per share): ASAF Founders  International Small  Capitalization Fund (125 million);  ASAF American Century  International Growth
Fund (125 million);  ASAF Strong  International  Equity Fund (125 million);  ASAF Janus Overseas Growth Fund (100 million);
ASAF PBHG Small-Cap  Growth Fund (125  million);  ASAF DeAM Small-Cap  Growth Fund (125  million);  ASAF Gabelli  Small-Cap
Value Fund (125  million);  ASAF Janus Mid-Cap Growth Fund (125  million);  ASAF Neuberger  Berman Mid-Cap Growth Fund (125 million);  ASAF  Neuberger  Berman Mid-Cap Value Fund (125  million);  ASAF Alger All-Cap  Growth Fund (125 million);  ASAF
Gabelli All-Cap Value Fund (125 million);  ASAF INVESCO  Technology  Fund (125 million);  ASAF INVESCO Health Sciences Fund
(125 million);  ASAF ProFund Managed OTC Fund (125 million);  ASAF Alliance Growth Fund (125 million); ASAF Marsico Capital
Growth Fund (200 million);  ASAF Janus Capital Growth Fund (325  million);  ASAF DeAM Large-Cap  Growth Fund (125 million);
ASAF T. Rowe  Price Tax  Managed  Fund (125  million);  ASAF  Alliance/Bernstein  Growth + Value Fund (125  million);  ASAF
Sanford  Bernstein Core Value Fund (125  million);  ASAF DeAM Large-Cap  Value Fund (125 million);  ASAF Sanford  Bernstein
Managed Index 500 Fund (125  million);  ASAF  Alliance  Growth and Income Fund (125  million);  ASAF MFS Growth with Income
Fund (125 million);  ASAF INVESCO  Equity Income Fund (125 million);  ASAF American  Century  Strategic  Balanced Fund (125
million);  ASAF  Federated High Yield Bond Fund (125  million);  ASAF PIMCO Total Return Bond Fund (125 million);  and ASAF
Money Market Fund (1.5 billion).

..........Description of Shares.  The Company currently has thirty-two  separate series of shares,  each of which is divided into Class A, B, C and X shares.  The Directors of the Company are  authorized to establish,  from time to time and without shareholder  approval,  additional  series or classes of shares.  The assets of each  series of shares  belong only to that series,  and the  liabilities  of each series are borne solely by that series and no other.  Shares of each Fund  represent equal  proportionate  interests  in the  assets  of that  Fund  only  and  have  identical  voting,  dividend,  redemption, liquidation,  and other rights.  Each class of shares,  however,  bears  different  sales  charges,  distribution  fees and related  expenses,  and has exclusive  voting rights with respect to its respective  12b-1  Distribution  and Service Plan.
All shares issued are fully paid,  non-assessable and freely  transferable,  and have no preference,  preemptive or similar rights.

..........Shareholder  Voting and Meetings.  The shares of the Funds are entitled to vote  separately to approve  investment advisory  agreements or changes in investment  restrictions,  but  shareholders of all series vote together in the election and selection of directors.  Each  shareholder  is entitled to one vote for each share (and to the  appropriate  fractional vote for each fractional  share) of the Funds held upon all matters submitted to the shareholders  generally.  Shareholders of all Funds and classes will vote  together as a single class,  except when  otherwise  required by  applicable  law or as determined  by the  Directors of the Company;  and provided that  shareholders  of a particular  Fund or class shall not be entitled to vote on any matter  which does not affect any interest of that Fund or class,  except as otherwise  required by applicable  law.  The  Directors of the Company do not intend to hold annual  meetings of  shareholders  of the Funds,  and will call special  meetings of  shareholders  of a Fund only if required  under the 1940 Act and other  applicable  law, in their  discretion  or upon written  request of holders of 10% or more of the  outstanding  shares of that Fund  entitled to vote.  Although Directors are not elected annually by the shareholders,  shareholders have under certain  circumstances the right to remove one or more  Directors.  If required by applicable  law, a meeting will be held to vote on the removal of a
Director  or  Directors  of the  Company  if  requested  in writing  by the  holders of not less than 10% of the  Company's outstanding shares.

The following  table lists  persons  owning more than 5% of any class of the Fund's  outstanding  shares as of February 15,
2002.
                          American Skandia Advisor Funds, Inc., - Report of 5% or Greater Owners
                          ----------------------------------------------------------------------

                                                  As of February 15, 2002
                                                  -----------------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
          Fund and Share Class                      Owner Name                          Address                  Percent
                                                                                                               ------------
                                                                                                                Ownership
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

ASAF Founders International Small         N/A                              N/A                                          N/A
Capitalization Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Strong International Equity Fund     Wells Fargo Bank Minnesota       P.O. Box 1533                              8.22%
Class A                                   American Skandia #5000149000     Minneapolis, MN 55480
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Strong International Equity Fund     N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Strong International Equity Fund     PFPC FBO American Skandia        211 S Gulph Road                           7.17%
Class C                                   Attn: PFPC Brokerage Services    King of Prussia, PA 19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Strong International Equity Fund     N/A                              N/A                                          N/A
Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Janus Overseas Growth Fund           Painewebber FBO JIMAD Limited    1795 Brookwood Drive                       5.80%
Class A                                   Partnership                      Akron, OH 44313-5070
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Janus Overseas Growth Fund           N/A                              N/A                                          N/A
Class B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century International       Wells Fargo Bank Minnesota NA    P.O. Box 1533                             14.80%
Growth Fund Class A                       American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century International       N/A                              N/A                                          N/A
Growth Fund Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century International       PFPC FBO American Skandia        211 S. Gulph Road                         14.09%
Growth Fund Class C                       Attn: PFPC Brokerage Services    King of Prussia, PA 19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century International       N/A                              N/A                                          N/A
Growth Fund Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF PBHG Small-Cap Growth Fund           N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF DeAM Small-Cap Growth Fund           N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Gabelli Small-Cap Value Fund         N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Janus Mid-Cap Growth Fund            N/A                              N/A                                          N/A
Class A, B, and C
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Janus Mid-Cap Growth Fund            Attn:  Mutual Funds Dept         One Commerce Square                        5.02%
Class X                                   Fiserv Securities Inc.           2005 Market Street Ste1200
                                          FAO 52519516                     Philadelphia, PA 19103
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Neuberger Berman Mid-Cap Value       Wells Fargo Bank Minnesota       P.O. Box 1533                              5.97%
Fund Class A                              American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Neuberger Berman Mid-Cap Value       N/A                              N/A                                          N/A
Fund Class B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Neuberger Berman Mid-Cap Growth      N/A                              N/A                                          N/A
Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alger All-Cap Growth Fund            Wells Fargo Bank Minnesota       P.O. Box 1533                             12.90%
Class A                                    American Skandia #5000149000    Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alger All-Cap Growth Fund            N/A                              N/A                                          N/A
Class B and C
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alger All-Cap Growth Fund            State Street Bank & Trust Co.    21711 Cliff View Drive                     5.95%
Class X                                   Cust for the Rollover IRA of     San Antonio, TX 78259-2041
                                          Michael E. Evans
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Gabelli All-Cap Value Fund           Wells Fargo Bank Minnesota       P.O. Box 1533                             15.17%
Class A                                   American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Gabelli All-Cap Value Fund           N/A                              N/A                                          N/A
Class B , C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Technology Fund              Delaware Charter Guar & Trust    6480 Weathers Place, Ste 340               5.17%
Class A                                   Co.                              San Diego, CA 92121-3913
                                          McBride Electric 401(k)
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Technology Fund              N/A                              N/A                                          N/A
Class B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Health Sciences Fund         Ignacio Ossandon TTEE            Av El Bos Que Norte 0177 P3               14.46%
Class A                                   Larrain Vial SA Corredora De     Santiago, Chile  6760238
                                          Bolsa
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Health Sciences Fund         N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Health Sciences Fund         State Street Bank & Trust Co     50 Greenock Rd                             6.64%
Class C                                   Cust for the IRA Rollover of     Delmar, NY 1254-3527
                                          Blaise P. Aluise
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          LPL Financial Services           9785 Town Centre Drive                     5.62%
                                          A/C 1308-0234                    San Diego, CA 92121-1968
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Technology Fund              N/A                              N/A                                          N/A
Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF ProFund Managed OTC Fund             Wells Fargo Bank Minnesota NA    P.O. Box 1533                              6.08%
Class A                                   American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF ProFund Managed OTC Fund             N/A                              N/A                                          N/A
Class B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth Fund                 Wells Fargo Bank Minnesota NA    P.O. Box 1533                             13.26%
Class A                                   American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth Fund                 N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth Fund                 PFPC FBO American Skandia        211 S. Gulph Road                         13.00%
Class C                                   Attn: PFPC Brokerage Services    King of Prussia, PA 19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth Fund                 N/A                              N/A                                          N/A
Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Marsico Capital Growth Fund          N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Janus Capital Growth Fund            N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF T. Rowe Price Tax Managed Fund       Shirley A. Fretwell              3601 Kensley Dr                             5.28
Class A                                                                    Inglewood, CA 90305-2228
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Skandia Chile S A Corredora De   AV El Bosque Norte 0177 of 1701            9.85%
                                          Bolsa                            Santiago, Chile
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Albert Nicoletti                 38 Fox Hall Drive                          6.52%
                                                                           Rochester, NY  14609-3256
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Antoinette M. Piotti             219 Brookline Blvd                         7.44%
                                                                           Havertown, PA  19083-3920
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF T. Rowe Price Tax Managed Fund       NFSC FEBO #AC4-064491            2055 White Bear Ave                       11.05%
Class B                                   David J. Lindstrom TTEE          Suite C
                                          David J Lindstrom REV TR         St. Paul, MN 55109-3717
                                          ------------------------
                                          Agreement U/A 12/19/96
                                          ----------------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF T. Rowe Price Tax Managed Fund       NFSC FEBO # EBP-355542           1110 Fairway Gardens                       5.63%
Class C                                   Lori M. Swope TTEE               Atlanta, GA  30319-5326
                                          Lori M. Swope Livingtrust
                                          UA 7/12-99
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          PFPC FBO American Skandia        211 S. Gulph Road                         23.51%
                                          Attn: PFPC Brokerage Services    King of Prussia, PA 19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Donaldson Lufkin Jenrette        P.O. Box 2052                              8.39%
                                          Securities Corp, Inc.            Jersey City, NJ 07303-2052
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF T. Rowe Price Tax Managed Fund       Nick Agpalo DMD Inc PSP          4120 Eagle Rock Blvd                      19.38%
Class X                                   Nick A & Esther A Agpalo TTEE    Los Angeles, CA 90065
                                          FBO Nick A Agpalo DMD Inc
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          State Street Bank & Trust        1732 Millbrook Lane                       11.34%
                                          ROTH Converted IRA 98            Loveland, OH 45140-6070
                                          FBO Robert S. Gellenbeck
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          First Clearing Corporation       13004 Sunstone Ct                         15.75%
                                          A/C 7022-3039                    Silver Spring, MD 20904
                                          Joyce J. Schultz IRA
                                          FCC as Custodian
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Ardelle Donohoe                  2901 167th Street                         10.89%
                                                                           Flushing, NY  11358-1510
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          First Clearing Corporation       705 Wildwood Lane                         12.28%
                                          A/C 7020-2438                    Nebraska City, NE 68410-3322
                                          Randall Rehmeier & Candace K.
                                          Rehmeier
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          State Street Bank Simple IRA     1608 Raegan Way                            6.82%
                                          Custom Design Countertops NDFI   Santa Rosa, CA  95405-4640
                                          Sim, Cynthia A. Burke
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          State Street Bank Simple IRA     283 Shorewood CT                            5.84
                                          Doug Collier CPA & Assoc NDFI    Fox Island, WA 98333-9725
                                          Simple, Donna M. Smith
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance/Bernstein Growth + Value    Ignacio Ossandon TTEE            Av El Bos Que Norte 0177 P3               10.05%
Fund Class A                              Larrain Vial SA Corredora De     Santiago, Chile  6760238
                                          Bolsa
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance/Bernstein Growth + Value    N/A                              N/A                                          N/A
Fund Class B and C
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance/Bernstein Growth + Value    William Giarrusso Ttee           140 North Street                           8.20%
Class X                                   Bowl & Board Inc Profit          Hingham, MA 02043-1870
                                          Sharing Plan
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          State Street Bank & Trust Co.    1 Green Hill Road                          7.78%
                                          Cust for the Rollover  IRA of    Chester, NJ 07930-2729
                                          Lynne Swanbeck
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Patrick A. Petrillo TTEE         108 Butler Ave                             5.25%
                                          Defined Benefit Pension Plan     New Britain, PA  18901-5108
                                          FBO Patrick A. Petrillo DDS PC
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          Patrick A. Petrillo Tr           108 Butler Ave                             6.67%
                                          Patrick Petrillo PSPT            New Britain, PA  18901-5108
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Core Value Fund    Marquette Trust Company          2703 Bernice Rd                            9.60%
Class A                                   Meccon Industries Inc. 401K      Lansing, IL 60438-1011
                                          Plan
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Core Value Fund    N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Core Value Fund    Sumner Gillette TTEE             1359 Hancock Street                        5.22%
Class C                                   Sumner Gillette TTEE Living      Quincy, MA 02169-5108
                                          Trust UA DTD 5-30-1996
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
                                          PFPC FBO American Skandia        211 Gulph Rd                              14.14%
                                          Attn:  PFPC Brokerage Services   King of Prussia, PA  19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Core Value Fund    Patrick A. Petrillo TTEE         108 butler Ave                             7.24%
Class X                                   Defined Benefit Pension Plan     New Britain, PA 18901-5108
                                          FBO Patrick A. Petrillo DDS PC
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Managed Index      N/A                              N/A                                          N/A
500 Fund Class A and B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Managed Index      Raymond James & Assoc Inc. FBO   880 Carillon PKWY                          7.68%
500 Fund Class C                          Cordes                           St. Petersberg, FL  33716-1100
                                          BIN # 54021275
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Sanford Bernstein Managed Index      N/A                              N/A                                          N/A
500 Fund Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth and Income Fund      Wells Fargo Bank Minnesota NA    P.O. Box 1533                              6.27%
Class A                                   American Skandia #500014900      Minneapolis, MN  55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth and Income Fund      N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth and Income Fund      PFPC FBO American Skandia        211 S Gulph Rd                             6.08%
Class C                                   Attn:  PFPC Brokerage Services   King of Prussia, PA 19406-3101
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Alliance Growth and Income Fund      N/A                              N/A                                          N/A
Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF MFS Growth with Income Fund Class A  Wells Fargo Bank Minnesota NA    P.O. Box 1533                              7.49%
                                          American Skandia #5000149000     Minneapolis, MN 55480-1533
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF MFS Growth with Income Fund Class B  N/A                              N/A                                          N/A
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF MFS Growth with Income Fund Class C  PFPC FBO American Skandia        211 S. Gulph Road                          9.05%
                                          Attn: PFPC Brokerage Services    King of Prussia, PA 19406
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF MFS Growth with Income Fund Class X  N/A                              N/A                                          N/A
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF INVESCO Equity Income Fund Class     N/A                              N/A                                          N/A
A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century Strategic           Fahnestock & Co Inc FBO          City of Waterbury                          8.29%
Balanced Fund Class A                     A320149329                       125 Broad Street
                                                                           New York, NY 10004-2400
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century Strategic           N/A                              N/A                                          N/A
Balanced Fund Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century Strategic           Raymond James & Assoc Inc. FBO   880 Carillon Pkwy                          8.88%
Balanced Fund Class C                     Cordes                           St. Petersburg, FL  33716-1100
                                          BIN # 54021275
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF American Century Strategic           N/A                              N/A                                          N/A
Balanced Fund Class X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Federated High Yield Bond Fund       Marquette Trust Company          56 Washington Street, Ste 401              8.65%
Class A                                   Blachly, Tabor, Bozik & Hartman  Valparaiso, IN 46383-5505
                                          401k Plan
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF Federated High Yield Bond Fund       N/A                              N/A                                          N/A
Class B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF PIMCO Total Return Bond Fund         Wells Fargo Bank Minnesota NA    P.O. Box 1533                              7.11%
Class A                                   American Skandia #5000149000     Minneapolis, MN 55480
----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------

----------------------------------------- -------------------------------- ----------------------------------- -------------
----------------------------------------- -------------------------------- ----------------------------------- -------------
ASAF PIMCO Total Return Bond Fund         N/A                              N/A                                          N/A
Class B
----------------------------------------- -------------------------------- ----------------------------------- -------------
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ASAF PIMCO Total Return Bond Fund         PFPC FBO American Skandia        211 S Gulph Road                           8.07%
Class C                                   Attn:  PFPC Brokerage Services   King of Prussia, PA  19406-3101
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ASAF PIMCO Total Return Bond Fund         N/A                              N/A                                          N/A
Class X
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ASAF Money Market Fund                    N/A                              N/A                                          N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- -------------

                                                     OTHER INFORMATION

REPORTS TO SHAREHOLDERS:

..........Shareholders of each Fund are provided unaudited semi-annual  financial statements,  as well as year-end financial
statements  audited  by  the  Company's  independent  public  accountants.   Each  Fund's  financial  statements  show  the
investments  owned  by the  Fund  or its  corresponding  Portfolio,  where  applicable,  and  the  market  values  thereof.
Additionally,  each Fund's financial  statements provide other information about the Fund and its operations,  including in the case of the Feeder Funds, the Fund's beneficial interest in its corresponding Portfolio.

DOMESTIC AND FOREIGN CUSTODIANS:

..........pFPC Trust Company,  located at Airport Business Center,  International Court 2, 200 Stevens Drive,  Philadelphia,
Pennsylvania  19113,  serves as  custodian  for all  domestic  cash and  securities  holdings  of the Funds and  Portfolios investing  primarily in domestic  securities.  JP Morgan Chase Bank,  located at One Pierrepont  Plaza,  Brooklyn,  New
York  11201,  serves  as  custodian  for all  cash  and  securities  holdings  of the  ASAF  Founders  International  Small
Capitalization  Fund, the ASAF American Century  International Growth Fund (and corresponding  Portfolio),  the ASAF Strong
International  Equity Fund, and the ASAF Janus Overseas Growth Fund, and co-custodian for all foreign  securities  holdings of the Funds and Portfolios which invest primarily in domestic securities.

TRANSFER AGENT:

..........American  Skandia Funds Services,  Inc. (the "Transfer  Agent," as previously  defined),  located at One Corporate
Drive,  Shelton,  CT 06484,  serves as the transfer  agent for the Company.  In addition,  Boston  Financial Data Services,
Inc. the  Sub-transfer  Agent provides  certain  shareholder-related  services to the Company  including acting as dividend paying agent.

INDEPENDENT ACCOUNTANTS:

..........PricewaterhouseCoopers  LLP,  located at Two  Commerce  Square,  Suite  1700,  2001 Market  Street,  Philadelphia,
Pennsylvania  19103,  has been selected as the independent  certified  public  accountants of the Company,  providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Legal Counsel:

..........Stradley Ronon Stevens & Young, LLP, located at 2600 One Commerce Square, Philadelphia,  PA 19103-7098,  serves as counsel to the Company.

REGISTRATION STATEMENT:

..........This SAI and the Company's  Prospectus do not contain all the information  included in the Company's  Registration
Statement  filed with the SEC under the Securities Act of 1933 with respect to the  securities  offered by the  Prospectus.
The Registration  Statement,  including the exhibits filed  therewith,  may be examined at the SEC's offices in Washington,
D.C. The SEC maintains a Website  (http://www.sec.gov)  that contains this SAI,  material  incorporated  by reference,  and other information regarding the Funds and Portfolios.

                                                   FINANCIAL STATEMENTS

         The Company's audited financial  statements for the year ended October 31, 2001 are incorporated in this Statement of Additional  Information by reference to Annual Report to Shareholders  for each Fund. The audited  financial  statements have been audited by PricewaterhouseCoopers LLP, independent accountants.

                                                         APPENDIX

..........The rating  information  which follows  describes how the rating services  mentioned  presently rate the described securities.  No reliance  is made upon the rating  firms as  "experts"  as that term is defined  for  securities  purposes.
Rather,  reliance on this  information is on the basis that such ratings have become  generally  accepted in the investment business.

                                      Description of Certain Debt Securities Ratings
                                      ----------------------------------------------

Moody's Investors Service, Inc. ("Moody's"):

..........Aaa -- Bonds  which  are rated  Aaa are  judged to be of the best  quality.  They  carry  the  smallest  degree of investment  risk  and  are  generally  referred  to as  "gilt  edge."  Interest  payments  are  protected  by a  large,  or exceptionally  stable,  margin, and principal is secure.  While the various protective  elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

..........Aa -- Bonds  which are rated Aa are judged to be of high  quality by all  standards.  Together  with the Aaa group they  comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

..........A --  Bonds  which  are  rated  A  possess  many  favorable  investment  attributes  and are to be  considered  as upper-medium-grade  obligations.  Factors giving security to principal and interest are considered  adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

..........Baa -- Bonds which are rated Baa are  considered  as medium  grade  obligations  (i.e.,  they are  neither  highly protected  nor poorly  secured).  Interest  payments and  principal  security  appear  adequate for the present but certain protective  elements  may be lacking or may be  characteristically  unreliable  over any great  length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

..........Ba -- Bonds which are rated Ba are judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and principal  payments may be very moderate and thereby not well  safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

..........B -- Bonds which are rated B generally lack characteristics of a desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

..........Caa -- Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in  default or there may be present elements of danger with respect to principal or interest.

..........Ca -- Bonds which are rated Ca represent  obligations  which are  speculative  in a high  degree.  Such issues are often in default or have other marked shortcomings.

..........C -- Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be  regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation ("Standard & Poor's"):

..........AAA -- Debt rated AAA has the highest  rating  assigned by Standard & Poor's.  Capacity to pay  interest and repay principal is extremely strong.

..........AA -- Debt rated AA has a strong capacity to pay interest and repay principal,  and differs from the highest rated issues only in a small degree.

..........A -- Debt rated A has a strong  capacity  to pay  interest  and repay  principal,  although  it is  somewhat  more susceptible  to the  adverse  effects  of  changes in  circumstances  and  economic  conditions  than debt in higher  rated categories.

         BBB - Debt rated BBB is regarded  as having an adequate  capacity to pay  interest  and repay  principal.  Whereas they normally exhibit  adequate  protection  parameters,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

..........BB,  B,  CCC,  CC,  C -- Debt  rated  BB,  B,  CCC,  CC and C is  regarded  as  having  predominantly  speculative characteristics  with  respect  to  capacity  to pay  interest  and repay  principal.  BB  indicates  the  least  degree of speculation  and C the highest.  While such debt will likely have some quality and  protective  characteristics,  these are outweighed by large uncertainties of major risk exposures to adverse conditions.

..........BB -- Debt rated BB has less near-term  vulnerability to default than other speculative issues.  However, it faces major  ongoing  uncertainties  or exposure to adverse  business,  financial,  or  economic  conditions  which could lead to inadequate  capacity to meet timely interest and principal  payments.  The BB rating is also used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

..........B -- Debt rated B has a greater  vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business,  financial,  or economic conditions will likely impair capacity or willingness to pay  interest  and repay  principal.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied BB or BB-rating.

..........CCC -- Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is dependent  upon  favorable business,  financial,  and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse  business,  economic or  financial  conditions,  it is not likely to have the capacity to pay interest and repay principal.  The CCC  rating  category  is also used for debt  subordinated  to senior  debt that is  assigned  an actual or implied B or B- rating.

..........CC -- The rating CC  typically  is applied  to debt  subordinated  to senior  debt that is  assigned  an actual or implied CCC rating.

..........C -- The C rating may be used to cover a situation  where a bankruptcy  petition has been filed,  but debt service payments are continued.

..........CI -- The rating CI is reserved for income bonds on which no interest is being paid.

..........D -- Debt rated D is in payment  default.  The D rating  category  is used when  interest  payments  or  principal payments  are not made on the date due,  even if the  applicable  grace period has not  expired,  unless  Standard & Poor's believes  that such  payments  will be made  during  such grace  period.  The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

..........Plus (+) or minus (-) -- Ratings  from AA to CCC may be modified  by the  addition of a plus of minus sign to show relative standing within the major rating categories.

                                      Description of Certain Commercial Paper Ratings
                                      -----------------------------------------------

Moody's:

..........Prime-1 -- Issuers  rated Prime-1 (or  supporting  institutions)  have a superior  ability for repayment of senior
short-term   debt   obligations.   Prime-1   repayment   ability  will  often  be  evidenced  by  many  of  the   following
characteristics:  leading  market  positions  in  well-established  industries;  high  rates of return  on funds  employed;
conservative  capitalization  structures  with  moderate  reliance on debt and ample  asset  protection;  broad  margins in earnings coverage of fixed financial charges and high internal cash generation;  and well-established  access to a range of financial markets and assured sources of alternate liquidity.
..........Prime-2 -- Issuers  rated  Prime-2 (or related  supporting  institutions)  have a strong  ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the  characteristics  cited above, but to a lesser  degree.  Earnings  trends and coverage  ratios,  while  sound,  may be more  subject to  variation.  Capitalization characteristics,  while still  appropriate,  may be more  affected by external  conditions.  Ample  alternate  liquidity is maintained.

..........Prime-3 -- Issuers rated Prime-3 (or related supporting  institutions) have an acceptable ability for repayment of senior  short-term  debt  obligations.  The  effect  of  industry  characteristics  and  market  compositions  may be  more pronounced.  Variability in earnings and profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

..........Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's:

..........A-1 -- This highest category  indicates that the degree of safety  regarding time payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

..........A-2 -- Capacity for timely payment on issues with this designation is satisfactory.  However,  the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues  carrying this  designation  have adequate  capacity for timely  payment.  They are,  however,  more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

..........D - Debt  rated D is in payment  default.  The D rating  category  is used when  interest  payments  or  principal payments  are not made on the date due,  even if the  applicable  grace period has not  expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.

PART C:  OTHER INFORMATION
--------------------------

ITEM 23.          Exhibits
                  --------

         (i)      (a).     (1)      Articles of Incorporation of Registrant.

         (iii)             (2)      Amendment to Articles of Incorporation of Registrant dated July 3, 1997.

         (iv)              (3)      Amendment to Articles of Incorporation of Registrant dated July 17, 1997.

         (vi)              (4)      Articles Supplementary of Registrant dated December 29, 1997.

         (viii)            (5)      Articles Supplementary of Registrant dated August 14, 1998.

         (viii)            (6)      Articles Supplementary of Registrant dated December 16, 1998.

         (xi)              (7)      Articles Supplementary of Registrant dated September 24, 1999.

         (xiii)            (8)      Articles Supplementary of Registrant dated February 16, 2000.

         (xv)              (9)      Articles Supplementary of Registrant dated May 1, 2000.

         (xvi)             (10)     Articles Supplementary of Registrant dated September 8, 2000.

         (xvii)            (11)     Articles of Amendment of Registrant dated September 8, 2000.

         (xvii)            (12)     Articles Supplementary of Registrant dated February 27, 2001.

         (xvii)            (13)     Articles of Amendment of Registrant dated February 27, 2001.

         (xix)             (14)     Articles of Amendment of Registrant dated September 7, 2001.

         (xxi)             (15)     Articles of Amendment of Registrant dated November 30, 2001.

                           (16)     Articles Supplementary of Registrant dated February 26, 2002.

         (i)      (b).     By-laws of Registrant.

                  (c).     None.

         (ii)     (d).     (1)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services,  Incorporated for the ASAF Founders  International
                                    Small Capitalization Fund.

         (xxi)             (2)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF Strong  International
                                    Equity Fund.

         (v)               (3)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF Janus Overseas Growth
                                    Fund.

         (xviii)           (4)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF PBHG Small-Cap Growth
                                    Fund.

         (xxi)             (5)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF DeAM Small-Cap Growth
                                    Fund.

         (xvi)             (6)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services,  Incorporated for the ASAF Gabelli Small-Cap Value
                                    Fund.

         (xv)              (7)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF Janus Mid-Cap Growth
                                    Fund.

         (vii)             (8)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for  the  ASAF  Neuberger  Berman
                                    Mid-Cap Growth Fund.

         (vii)             (9)      Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for  the  ASAF  Neuberger  Berman
                                    Mid-Cap Value Fund.

         (xv)              (10)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF Alger All-Cap Growth
                                    Fund.

         (xv)              (11)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF Gabelli All-Cap Value
                                    Fund.

         (xv)              (12)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services, Incorporated for the ASAF INVESCO Technology Fund.

         (xvii)            (13)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services,  Incorporated for the ASAF INVESCO Health Sciences
                                    Fund.

         (xvii)            (14)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF ProFund  Managed OTC
                                    Fund.

         (xiii)            (15)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services, Incorporated for the ASAF Alliance Growth Fund.

         (vii)             (16)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment  Services,  Incorporated for the ASAF Marsico Capital Growth
                                    Fund.

                           (17)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated for the ASAF DeAM Large-Cap Growth
                                    Fund.

         (xvii)            (18)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF T.  Rowe  Price  Tax
                                    Managed Fund.

         (xvii)            (19)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the  ASAF  Alliance/Bernstein
                                    Growth + Value Fund.

         (xvii)            (20)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment  Services,  Incorporated for the ASAF Sanford Bernstein Core
                                    Value Fund.

                           (21)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF DeAM Large-Cap Value
                                    Fund.

         (xiii)            (22)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment Services, Incorporated for the ASAF Managed Index 500 Fund.

         (xiii)            (23)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF Alliance  Growth and
                                    Income Fund.

         (xi)              (24)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia Investment  Services,  Incorporated for the ASAF MFS Growth with Income
                                    Fund.

         (ii)              (25)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for  the  ASAF  American  Century
                                    Strategic Balanced Fund.

         (ii)              (26)     Form  of  Investment  Management  Agreement  between  Registrant  and  American
                                    Skandia  Investment  Services,  Incorporated  for the ASAF Federated High Yield
                                    Bond Fund.

         (vii)             (27)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated   and  Founders  Asset   Management  LLC  for  the  ASAF  Founders
                                    International Small Capitalization Fund.

         (v)               (28)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Janus Capital  Corporation for the ASAF Janus Overseas Growth
                                    Fund.

         (xxi)             (29)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Strong  Capital   Management,   Inc.  for  the  ASAF  Strong
                                    International Equity Fund.

         (xviii)           (30)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and Pilgrim Baxter & Associates,  Ltd. for the ASAF PBHG Small-Cap
                                    Growth Fund.

         (xxi)             (31)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Deutsche Asset  Management,  Inc. for the ASAF DeAM Small-Cap
                                    Growth Fund.

         (xvi)             (32)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and GAMCO  Investors,  Inc. for the ASAF Gabelli  Small-Cap Value
                                    Fund.

         (xv)              (33)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Janus Capital  Corporation  for the ASAF Janus Mid-Cap Growth
                                    Fund.

         (vii)             (34)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Neuberger&Berman  Management  Inc.  for the  ASAF  Neuberger
                                    Berman Mid-Cap Growth Fund.

         (vii)             (35)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Neuberger&Berman  Management  Inc.  for the  ASAF  Neuberger
                                    Berman Mid-Cap Value Fund.

         (xxi)             (36)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and Fred Alger Management,  Inc. for the ASAF Alger All-Cap Growth
                                    Fund.

         (xv)              (37)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and GAMCO Investors, Inc. for the ASAF Gabelli All-Cap Value Fund.

         (xv)              (38)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and INVESCO  Funds Group,  Inc.  for the ASAF INVESCO  Technology
                                    Fund.

         (xvii)            (39)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  INVESCO  Funds  Group,  Inc.  for the  ASAF  INVESCO  Health
                                    Sciences Fund.

         (xvii)            (40)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund.

         (xiii)            (41)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and Alliance Capital  Management L.P. for the ASAF Alliance Growth
                                    Fund.

         (xvii)            (42)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Marsico  Capital  Management LLC for the ASAF Marsico Capital
                                    Growth Fund.

                           (43)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Deutsche Asset  Management,  Inc. for the ASAF DeAM Large-Cap
                                    Growth Fund.

         (xvii)            (44)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and T. Rowe Price Associates,  Inc. for the ASAF T. Rowe Price Tax
                                    Managed Fund.

         (xvii)            (45)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated,  Alliance Capital Management L.P. and Sanford C. Bernstein & Co.,
                                    LLC for the ASAF Alliance/Bernstein Growth + Value Fund.

         (xvii)            (46)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Sanford  C.  Bernstein  & Co.,  LLC  for  the  ASAF  Sanford
                                    Bernstein Core Value Fund.

                           (47)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Deutsche Asset  Management,  Inc. for the ASAF DeAM Large-Cap
                                    Value Fund.

         (xvii)            (48)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Sanford  C.  Bernstein  & Co.,  LLC  for  the  ASAF  Sanford
                                    Bernstein Managed Index 500 Fund.

         (xiii)            (49)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated and Alliance Capital  Management L.P. for the ASAF Alliance Growth
                                    and Income Fund.

         (xi)              (50)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and  Massachusetts  Financial  Services  Company for the ASAF MFS
                                    Growth with Income Fund.

         (xiv)             (51)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and American  Century  Investment  Management,  Inc. for the ASAF
                                    American Century Strategic Balanced Fund.

         (iii)             (52)     Form of Sub-advisory  Agreement between American Skandia  Investment  Services,
                                    Incorporated  and Federated  Investment  Counseling for the ASAF Federated High
                                    Yield Bond Fund.

         (xiv)    (e).     (1)      Form of Amended and Restated  Underwriting and Distribution  Agreement  between
                                    Registrant and American Skandia Marketing, Incorporated.

         (iii)             (2)      Form of Sales Agreement with American Skandia Marketing, Incorporated.

         (xiii)   (f).              Form of Deferred Compensation Plan.

         (ii)     (g).     (1)      Form of Custody Agreement between Registrant and PNC Bank.

         (ii)              (2)      Form of Custody Agreement between Registrant and Morgan Stanley Trust Company.

         (vi)              (3)      Form of Amendment to Custody Agreement between Registrant and PNC Bank.

         (xviii)           (4)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and
                                    The Chase Manhattan Bank.

         (xiii)            (5)      Form of  Amendment  to  Custody  Agreement  between  Registrant  and PFPC Trust
                                    Company.

         (ii)     (h).     (1)      Form of Administration Agreement between Registrant and PFPC Inc.

         (xx)              (2)      Form of Transfer Agency and Service Agreement  between  Registrant and American
                                    Skandia Fund Services, Inc.

         (xxi)             (3)      Form of Sub-transfer  Agency and Service  Agreement  between  American  Skandia
                                    Fund Services, Inc. and Boston Financial Data Services, Inc.

         (xv)              (4)      Form of  Administration  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated.

                  (i).              Opinion and Consent of Counsel to Registrant.

                  (j).     (1)      Consent of Independent  Public  Accountants of Registrant and American  Skandia
                                    Master Trust

         (iii)             (2)      Consent of Caplin & Drysdale.

         (v)               (3)      Opinion of Caplin & Drysdale

         (iii)             (4)      Consent of Rogers & Wells.

         (v)               (5)      Opinion of Rogers & Wells.

                  (k).     None.

         (ii)     (l).              Form of Share Purchase Agreement.

         (ii)     (m).     (1)      Form of Distribution and Service Plan for Class A Shares.

         (ii)              (2)      Form of Distribution and Service Plan for Class B Shares.

         (ii)              (3)      Form of Distribution and Service Plan for Class C Shares.

         (ii)              (4)      Form of Distribution and Service Plan for Class X Shares.

         (vi)              (5)      Form of Distribution and Service Plan for New Class X Shares.

         (xi)     (n).     Form of Rule 18f-3 Plan.

                  (p)      (1)      Form of Code of Ethics of Registrant pursuant to Rule 17j-1.

                           (2)      Form of Code of Ethics of American Skandia Investment Services, Incorporated.

                           (3)      Form of Code of Ethics of American Skandia Marketing, Incorporated.

         (xvii)            (4)      Form of Code of Ethics of Alliance Capital Management L.P.

         (xvii)            (5)      Form of Code of Ethics of American Century Investment Management, Inc.

         (xxi)             (6)      Form of Code of Ethics of Deutsche Asset Management, Inc.

         (xvii)            (7)      Form of Code of Ethics of Federated Investment Counseling

         (xvii)            (8)      Form of Code of Ethics of Founders Asset Management LLC

         (xvii)            (9)      Form of Code of Ethics of Fred Alger Management, Inc.

         (xvii)            (10)     Form of Code of Ethics of GAMCO Investors, Inc.

         (xvii)            (11)     Form of Code of Ethics of INVESCO Funds Group, Inc.

         (xvii)            (12)     Form of Code of Ethics of Janus Capital Corporation

         (xvii)            (13)     Form of Code of Ethics of Lord, Abbett & Co.

         (xvii)            (14)     Form of Code of Ethics of Marsico Capital Management, LLC

         (xvii)            (15)     Form of Code of Ethics of Massachusetts Financial Services Company

         (xvii)            (16)     Form of Code of Ethics of Neuberger Berman Management, Inc.

         (xviii)           (17)     Form of Code of Ethics of Pilgrim Baxter & Associates, Ltd.

         (xvii)            (18)     Form of Code of Ethics of Sanford C. Bernstein & Co., LLC

         (xxi)             (19)     Form of Code of Ethics of Strong Capital Management, Inc.

         (xvii)            (20)     Form of Code of Ethics of T. Rowe Price Associates, Inc.

         (xvii)            (21)     Form of Code of Ethics of Zurich Scudder Investments, Inc.
-------------------------------------
*        To be filed by future amendment.

(i)      Incorporated by reference to Registrant's  Initial  Registration  Statement on Form N-1A as filed with the
         Securities and Exchange Commission (the "Commission") on March 10, 1997.

(ii)     Incorporated  by reference to  Pre-Effective  Amendment No. 2 to  Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on June 4, 1997.

(iii)    Incorporated  by reference to  Pre-Effective  Amendment No. 3 to  Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on July 9, 1997.

(iv)     Incorporated  by reference to  Post-Effective  Amendment No. 1 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on October 17, 1997.

(v)      Incorporated  by reference to  Post-Effective  Amendment No. 2 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on December 31, 1997.

(vi)     Incorporated  by reference to  Post-Effective  Amendment No. 3 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on June 5, 1998.

(vii)    Incorporated  by reference to  Post-Effective  Amendment No. 4 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on August 18, 1998.

(viii)   Incorporated  by reference to  Post-Effective  Amendment No. 5 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on December 31, 1998.

(ix)     Incorporated  by reference to  Post-Effective  Amendment No. 6 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on February 26, 1999.

(x)      Incorporated  by reference to  Post-Effective  Amendment No. 7 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on July 23, 1999.

(xi)     Incorporated  by reference to  Post-Effective  Amendment No. 8 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on October 15, 1999.

(xii)    Incorporated  by reference to  Post-Effective  Amendment No. 9 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on January 14, 2000.

(xiii)   Incorporated by reference to  Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on March 2, 2000.

(xiv)    Incorporated by reference to  Post-Effective  Amendment No. 11 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on June 9, 2000.

(xv)     Incorporated by reference to  Post-Effective  Amendment No. 12 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on August 22, 2000.

(xvi)    Incorporated by reference to  Post-Effective  Amendment No. 13 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on December 15, 2000.

(xvii)   Incorporated by reference to  Post-Effective  Amendment No. 14 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on March 1, 2001.

(xviii)  Incorporated by reference to  Post-Effective  Amendment No. 15 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on July 16, 2001.

(xix)    Incorporated by reference to  Post-Effective  Amendment No. 16 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on September 14, 2001.

(xx)     Incorporated by reference to  Post-Effective  Amendment No. 17 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on October 11, 2001.

(xxi)    Incorporated by reference to  Post-Effective  Amendment No. 18 to Registrant's  Registration  Statement on
         Form N-1A as filed with the Commission on December 10, 2001.

ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

         Five series of the Registrant  currently are organized under a  "master/feeder"  fund structure and may be considered to control the  corresponding  master  portfolios of American Skandia Master Trust in which they invest.
Registrant is not under common  control with any person  except to the extent  Registrant is deemed to be under the control of its Investment Manager.

ITEM 25. Indemnification
         ---------------

         Section 2-418 of the General  Corporation  Law of the State of Maryland  provides for  indemnification  of officers,  directors,  employees  and agents of a Maryland  corporation.  With  respect to  indemnification  of the officers and directors of the  Registrant,  and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference is made to Article
VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation  and Article V of the Registrant's  By-laws, both filed herewith.

         With respect to liability of the  Investment  Manager to Registrant  or to  shareholders  of  Registrant's
Funds  under the  Investment  Management  Agreements,  reference  is made to Section 13 of each form of  Investment
Management Agreement filed herewith.

         With respect to the  Sub-Advisors'  indemnification  under the  Sub-Advisory  Agreements of the Investment
Manager,  any affiliated  person within the meaning of Section  2(a)(3) of the  Investment  Company Act of 1940, as
amended (the  "ICA"),  of the  Investment  Manager and each person,  if any,  who controls the  Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933  Act"),  reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With  respect  to  Registrant's   indemnification  of  American  Skandia   Marketing,   Incorporated  (the
"Distributor"),  its officers and  directors  and any person who  controls  the  Distributor  within the meaning of
Section 15 of the 1933 Act, and the  Distributor's  indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any,  within the meaning of the 1933 Act,  reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as  indemnification  for  liability  arising  under the 1933 Act may be  permitted  to  directors, officers and  controlling  persons of the  Registrant  pursuant to the  foregoing  provisions,  or  otherwise,  the
Registrant has been advised that in the opinion of the  Commission  such  indemnification  is against public policy as  expressed  in the 1933 Act and is,  therefore,  unenforceable.  In the event  that a claim for  indemnification against such  liabilities  (other than the payment by the  Registrant  or expenses  incurred or paid by a director, officer or controlling  person of the Registrant in the  successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities being registered,  the
Registrant  will,  unless in the  opinion of its  counsel  the matter has been  settled by  controlling  precedent, submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

         American Skandia Investment Services,  Incorporated ("ASISI"),  One Corporate Drive, Shelton,  Connecticut
06484,  serves as the investment  manager to the Registrant.  Information as to the officers and directors of ASISI is included in ASISI's  Form ADV (File No.  801-40532),  including  the  amendment  to such Form ADV filed with the
Commission on February 28, 2001 and June 29, 2001 and is incorporated herein by reference.

         ASISI  currently  engages the  following  sub-advisors  (the  "Sub-advisors")  to conduct  the  investment programs of the funds of the  Registrant or the master  portfolios in which certain of  Registrant's  funds invest:
(a) Founders Asset Management LLC, Founders Financial Center, 2930 East Third Avenue,  Denver,  Colorado 80206; (b)
Strong Capital  Management,  Inc., 100 Heritage Reserve,  Menomonee Falls, WI 53051 (c) Janus Capital  Corporation,
100 Fillmore Street,  Denver,  Colorado  80206-4923;  (d) American Century Investment  Management,  Inc., Twentieth
Century Tower, 4500 Main Street,  Kansas City,  Missouri 64111; (e) Pilgrim Baxter & Associates,  Ltd, 1400 Liberty
Ridge Drive,  Wayne, PA 19087 (f) Deutsche Asset Management,  Inc., 280 Park Avenue,  New York, New York 10017; (g)
GAMCO Investors,  Inc. One Corporate  Center,  Rye, New York 10580; (h) Neuberger Berman  Management Inc. 605 Third
Avenue,  New York, NY 10158;  (i) Fred Alger  Management,  Inc., 30 Montgomery  Street,  Jersey City, NJ 07302; (j)
INVESCO Funds Group,  Inc.,  4350 South Monaco  Street,  Denver,  Colorado  80237,  (k) ProFund  Advisors LLC, 7900
Wisconsin  Avenue,  Bethesda,  MD 20814;  (l) Alliance Capital  Management  L.P., 1345 Avenue of the Americas,  New
York,  NY 10105;  (m) Marsico  Capital  Management,  LLC,  1200 17th Street,  Denver,  CO 80202;  (n) T. Rowe Price
Associates,  Inc., 100 East Pratt Street, Baltimore,  Maryland 21209 (o) Sanford C. Bernstein & Co., LLC, 767 Fifth
Avenue,  New  York,  NY  10153;  (p)  Massachusetts  Financial  Services  Company,  500  Boylston  Street,  Boston,
Massachusetts  02116 (q) Federated  Investment  Counseling,  Federated  Investors Tower,  Pittsburgh,  Pennsylvania
15222-3779;  (r) Pacific  Investment  Management  Company LLC, 840 Newport Center Drive,  Suite 360, Newport Beach,
California  92660;  and (s) Wells Capital  Management,  Inc., 525 Market  Street,  10th Floor,  San  Francisco,  CA
94105.  Information  as  to  the  officers  and  directors  of  each  of  the  Sub-advisors  is  included  in  each
Sub-advisor's current Form ADV, as amended and filed with the Commission, and is incorporated herein by reference.

ITEM 27. Principal Underwriter
         ---------------------

         American  Skandia  Marketing,  Incorporated  (the  "Distributor,"  as previously  defined),  One Corporate
Drive,  Shelton,  Connecticut 06484,  serves as the principal  underwriter and distributor for the Registrant.  The
Distributor is a registered  broker-dealer and member of the National  Association of Securities Dealers,  Inc. The
Distributor  is an  "affiliated  person"  (as  defined  under  the  ICA)  of the  Registrant  and  ASISI,  being  a wholly-owned subsidiary of American Skandia Incorporated.

         The following table sets forth  information on the current officers and directors of the Distributor,  all of whom have as their principal business address, One Corporate Drive, Shelton, Connecticut 06484:

Name:                                  Position Held with the Distributor:            Position Held with the Registrant:
----                                   ----------------------------------             ---------------------------------

Patricia J. Abram                      Senior Vice President                          None

Lori Allen                             Vice President                                 None

Hollie Briggs                          Vice President                                 None

Robert Brinkman                        Senior Vice President                          None

Carl Cavaliere                         Vice President, Corporate Treasurer            None
                                       and Business Controller
Kathleen A. Chapman                    Corporate Secretary                            None

Lucinda C. Ciccarello                  Vice President, Mutual Funds                   None

John W. Coleman                        Vice President                                 None

Lincoln R. Collins                     Senior Vice President, Chief                   None
                                       Operating Officer & Director
Timothy S. Cronin                      Vice President                                 None

Wade A. Dokken                         President & Chief Executive                    President
                                       Officer

Lisa Foote                             Senior Vice President                          None

Jacob Herschler                        Vice President                                 None

Thomas M. Mazzaferro                   Executive Vice President, Treasurer,           Director
                                       Corporate Controller, Chief Financial
                                       Officer & Director

Michael A. Murray                      Senior Vice President                          None

Carl E. Oberholtzer                    Vice President                                 None

David A. Pugliese                      Interim Chief Compliance Officer               None

Polly Rae                              Vice President                                 None

Rebecca Rae                            Senior Vice President                          None

Timothy A. Rogers                      Vice President                                 None

Hayward L. Sawyer                      Senior Vice President                          None

Guy Sullivan                           Vice President                                 None

Leslie S. Sutherland                   Vice President                                 None

Amanda C. Sutyak                       Vice President                                 None

Bayard F. Tracy                        Senior Vice President                          None

Robert G. Whitcher                     Director                                       None

Kirk Wickman                           Senior Vice President and General              None
                                       Counsel

ITEM 28. Location of Accounts and Records
         --------------------------------

         Records regarding the Registrant's  securities  holdings are maintained at Registrant's  Custodians,  PFPC
Trust Company,  Airport  Business  Center,  International  Court 2, 200 Stevens Drive,  Philadelphia,  Pennsylvania
19113, and JP Morgan Chase Bank, One Pierrepont Plaza,  Brooklyn,  New York 11201.  Certain records with respect to the  Registrant's  securities  transactions  are  maintained  at the  offices of the  various  sub-advisors  to the
Registrant.  The  Registrant's  corporate  records are maintained at its offices at One Corporate  Drive,  Shelton,
Connecticut  06484.  The  Registrant's  financial  ledgers and similar  financial  records  are  maintained  at the offices of its  Administrator,  PFPC Inc., 103 Bellevue Parkway,  Wilmington,  DE 19809.  Certain records regarding the shareholders of the Registrant are maintained at the offices of the  Registrant's  sub-transfer  agent,  Boston
Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

         All  accounts,  books and other  documents  required to be maintained by Section 31(a) of the ICA, and the
Rules  promulgated  thereunder with respect to American Skandia Master Trust (the "Master Trust") are maintained at the Master  Trust's  offices at One Corporate  Drive,  Shelton,  Connecticut  06484,  at the offices of the various sub-advisors, and at the offices of the above-mentioned Custodians and Administrator.

ITEM 29. Management Services
         -------------------

         None.

ITEM 30. Undertakings
         ------------

         None.

                                                    SIGNATURES
                                                    ----------

         Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company Act of 1940, the
Registrant,  American Skandia Advisor Funds, Inc., has duly caused this Registration  Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of Shelton, and State of Connecticut,  on the 28th day of
February,  2002.  This Amendment  meets all the  requirements  for  effectiveness  under  paragraph (b) of rule 485 under the Securities Act of 1933.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Secretary

         Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Wade A. Dokken*                                  President                                   2/28/02
-------------------                                                                              -------
Wade A. Dokken

/s/ David E.A. Carson*                               Director                                    2/28/02
----------------------                                                                           -------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Treasurer (Chief Financial and              2/28/02
------------------------                                                                         -------
Richard G. Davy, Jr.                                 Accounting Officer)

/s/ Julian A. Lerner*                                Director                                    2/28/02
---------------------                                                                            -------
Julian A. Lerner

/s/ Thomas M. Mazzaferro*                            Director                                    2/28/02
-------------------------                                                                        -------
Thomas M. Mazzaferro

/s/ Thomas M. O'Brien*                               Director                                    2/28/02
----------------------                                                                           -------
Thomas M. O'Brien

/s/ F. Don Schwartz*                                 Director                                    2/28/02
--------------------                                                                             -------
F. Don Schwartz

                                            *By: /s/ Susann A. Palumbo
                                                 ---------------------
                                                  Susann A. Palumbo
                                                  Assistant Secretary

                            *Pursuant to Powers of Attorney previously filed herewith.

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 2nd day of January, 2002

                                                                     /s/Wade A. Dokken
                                                                     -------------------------------------------------

                                                                     Wade A. Dokken

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 28th day of February, 2002

--------------------------------------------------------------------
                                                                     /s/Thomas M. Mazzaferro
-------------------------------------------------------------------- -------------------------------------------------

                                                                     Thomas M. Mazzaferro

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 5th day of February, 2002

--------------------------------------------------------------------
                                                                     /s/David E. A. Carson
-------------------------------------------------------------------- -------------------------------------------------

                                                                     David E. A. Carson

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 31st day of January, 2002

--------------------------------------------------------------------
                                                                     /s/ Thomas M. O'Brien
-------------------------------------------------------------------- -------------------------------------------------

                                                                     Thomas M. O'Brien

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 30th day of January, 2002

--------------------------------------------------------------------
                                                                     /s/Julian A. Lerner
-------------------------------------------------------------------- -------------------------------------------------

                                                                     Julian A. Lerner

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 2nd day of February, 2002

--------------------------------------------------------------------
                                                                     /s/John A. Pileski
-------------------------------------------------------------------- -------------------------------------------------

                                                                     John A. Pileski

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned officer of American Skandia Advisor Funds, Inc.
(the "Company") does hereby make, constitute and appoint Edward P. Macdonald, Secretary of the Company, or Susann
A. Palumbo, Assistant Secretary, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration statements, documents, instruments and/or exhibits related thereto and any and all amendments thereto (including any and all pre- and post-effective amendments to any registration statement) on any form or forms for the purpose of registering the Company under the Investment
Company Act of 1940 with the Securities and Exchange commission, or amending any such registration, or registering shares in one or more series, to be filed with the Securities and Exchange Commission pursuant to the
Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act authorized by the
Power of Attorney and the undersigned does hereby ratify all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

         IN WITNESS THEREOF, the undersigned has subscribed hereunder this 1st day of February, 2002

--------------------------------------------------------------------
                                                                     /s/F. Don Schwartz
-------------------------------------------------------------------- -------------------------------------------------

                                                                     F. Don Schwartz

                                                    SIGNATURES
                                                    ----------

         Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company Act of 1940, the
Registrant,  American Skandia Master Trust has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized,  in the  City of  Shelton,  and  State of  Connecticut,  on the 28th day of
February,  2002.  This Amendment  meets all the  requirements  for  effectiveness  under  paragraph (b) of rule 485 under the Securities Act of 1933.

                                                          AMERICAN SKANDIA MASTER TRUST

                                                          By:  /s/ Edward P. Macdonald
                                                               -----------------------
                                                               Edward P. Macdonald
                                                               Secretary

         Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Wade A. Dokken                                   President                                   2/28/02
------------------                                                                               -------
Wade A. Dokken

/s/ David E.A. Carson*                               Trustee                                     2/28/02
----------------------                                                                           -------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Treasurer (Chief Financial and              2/28/02
------------------------                                                                         -------
Richard G. Davy, Jr.                                 Accounting Officer)

/s/ Julian A. Lerner*                                Trustee                                     2/28/02
---------------------                                                                            -------
Julian A. Lerner

/s/ Thomas M. Mazzaferro*                            Trustee                                     2/28/02
-------------------------                                                                        -------
Thomas M. Mazzaferro

/s/Thomas M. O'Brien*                                Trustee                                     2/28/02
---------------------                                                                            -------
Thomas M. O'Brien

/s/ F. Don Schwartz*                                 Trustee                                     2/28/02
--------------------                                                                             -------
F. Don Schwartz

                                          *By:    /s/ Edward P. Macdonald
                                                  -----------------------
                                                  Edward P. Macdonald
                                                  Secretary

                                 *Pursuant to Powers of Attorney previously filed.

                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                           Registration Statement Under
                                          The Securities Act of 1933 and
                                        The Investment Company Act of 1940

                                                 INDEX TO EXHIBITS
                                                 -----------------

          Exhibit Number                                                   Description
          --------------                                                   -----------

                  (a)(16)                            Articles  Supplementary  of  Registrant  dated  February,  26,
                                                     2002.

                  (d)(17)                            Form of Investment  Management  Agreement  between  Registrant and American  Skandia  Investment  Services,  Incorporated for
                                                     the ASAF DeAM Large-Cap Growth Fund.

                  (d)(21)                            Form of Investment  Management  Agreement  between  Registrant and American  Skandia  Investment  Services,  Incorporated for
                                                     the ASAF DeAM Large-Cap Value Fund.

                  (d)(43)                            Form  of  Sub-advisory   Agreement  between  American  Skandia
                                                     Investment   Services,   Incorporated   and   Deutsche   Asset
                                                     Management, Inc. for the ASAF DeAM Large-Cap Growth Fund.

                  (d)(47)                            Form  of  Sub-advisory   Agreement  between  American  Skandia
                                                     Investment   Services,   Incorporated   and   Deutsche   Asset
                                                     Management, Inc. for the ASAF DeAM Large-Cap Value Fund.

(i)      Opinion and Consent of Counsel to Registrant

                  (j)(1)                             Consent of  Independent  Public  Accountants of Registrant and
                                                     American Skandia Master Trust

                  (p)(1)                             Form of Code of Ethics of Registrant pursuant to Rule 17-j-1.

                  (p)(2)                             Form  of  Code  of  Ethics  of  American  Skandia   Investment
                                                     Services, Incorporated.

                  (p)(3)                             Form  of  Code  of  Ethics  of  American  Skandia   Marketing,
                                                     Incorporated.